Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 44 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
                   f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH, Esq.
  The Principal Financial Group      Dykema Gossett PLLC
  Des Moines, Iowa 50392             Franklin Square, Suite 300 West
                                     1300 I Street, N.W.
                                     Washington, DC 20005-3306


                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)

      __XX_   immediately upon filing pursuant to paragraph (b) of Rule 485
      _____   on (date) pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on (date) pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------





                         PRINCIPAL INVESTORS FUND, INC.



                            CLASS A AND CLASS B


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



           The date of this Prospectus is November 22, 2005.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

 Fund Descriptions

 LargeCap US Equity Funds
  Disciplined LargeCap Blend ............................................

  Equity Income Fund ....................................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................


 Small/MidCap US Equity Funds
  MidCap Blend Fund.....................................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................

  Partners MidCap Value Fund............................................

  Partners SmallCap Growth Fund II......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Value Fund...................................................


 International Equity Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................


 Fixed Income Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund..

  Inflation Protection Fund .............................................

  Preferred Securities Fund.............................................

  Tax-Exempt Bond Fund ..................................................


 Short-Term Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund ..........


 Asset Allocation Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................


2                                                Principal Investors Fund
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 Dividends and Distributions............................................

 How to Buy Fund Shares.................................................

 How to Redeem (Sell) Shares............................................

 How to Exchange Shares Among Principal Investors Funds.................

 Frequent Purchases and Redemptions.....................................

 General Information About a Fund Account...............................

Financial Highlights....................................................

Portfolio Holdings Information..........................................

Additional Information..................................................

Appendix A..............................................................


Principal Investors Fund                                                3
www.principal.com

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. AllianceBernstein Investment Research and Management ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Columbus Circle Investors ("CCI")*
.. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum)*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor") and Spectrum are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


All of the Funds described in this prospectus offer Class A shares. In addition, certain of the Funds offer Class B shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


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INVESTMENT RESULTS

The prospectus contains information on the historical performance of each Fund's Class A and Class B shares. Historical performance for periods prior to the date on which a Fund's Class A and B shares began operations (as indicated in the tables on the following pages) is based on the performance of another share class. In the case of the Equity Income Fund and the Tax-Exempt Bond Fund, performance is based on the performance of the Class A or Class B shares of each Fund's predecessor. In the case of each other Fund, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Class A and Class B shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets. A discussion of fees and expenses appears later in the Prospectus under the caption "The Costs of Investing."

The description of each Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses remain the same. Your actual costs of investing in a particular Fund may be higher or lower than the costs assumed for purposes of the examples.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                5
www.principal.com

DISCIPLINED LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The inception date of the Fund is December 30, 2002. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an


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index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003                    27.54
2004                    12.16


The year-to-date return as of September 30, 2005 is 4.79%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.45%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES) ............. ......
                                                                    5.70                          N/A      N/A          16.09
     (AFTER TAXES ON DISTRIBUTIONS).........                        5.53                          N/A      N/A          15.51
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        3.90                          N/A      N/A          13.56
 CLASS B...................................                         7.28                          N/A      N/A          17.37
 S&P 500 Index .............................                        6.32                                                19.45
 Morningstar Large Blend Category Average ..                        6.35                                                18.49
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


Principal Investors Fund                                                7
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 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.60%     0.60%
 12b-1 Fees................................................................   0.20      0.93
 Other Expenses............................................................   0.41      0.47
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.21%     2.00%

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $691     $937     $1,202     $1,957          $691    $937    $1,202     $1,957
 CLASS B               603      927      1,278      2,028           203     627     1,078      2,028




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EQUITY INCOME FUND

The Fund seeks to achieve high current income and long-term growth of income and capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing primarily in equity securities (such as common stocks, preferred securities, which may be convertible, and shares of real estate investment trusts (REITs)). In selecting securities, the Sub-Advisor, Principal, places an emphasis on securities with potentially high dividend yields. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund may invest up to 20% of its assets in securities of foreign companies.

When determining how to invest the Fund's assets in common stocks, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on:
.. the determination that a stock is selling below its fair market value;
.. an early recognition of changes in a company's underlying fundamentals;
.. an evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market.

In selecting preferred securities for the Fund, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Fund, Principal will assess the credit risk within the context of the yield available on the preferred security. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue to increase.

REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Fund, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Fund's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).

MAIN RISKS

The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



PREPAYMENT OR CALL RISK . Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the


Principal Investors Fund                                                9
www.principal.com
proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EQUITY REITS . Equity REITs are affected by the changes in the value of the properties owned by the trust. In addition, they:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments.

The inception date of the Fund is March 1, 2005. Class A and Class B shares began operations on June 30, 2005 when the Fund succeeded to the operations, and assumed the historical performance, of the Class A and Class B shares of a predecessor fund. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
1995    33.87
1996    4.56
1997    29.58
1998    22.50
1999    2.25
2000    18.23
2001    -28.20
2002    -12.73
2003    13.62
2004    17.35


The year-to-date return as of September 30, 2005 is 7.47%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '97                                     19.24%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -17.03%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Class A shares of the Fund's predecessor fund. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes succeeded to the operations of the Class A and
 Class B shares of the Fund's predecessor fund, the returns of the Class A and Class B shares of the Fund are based on the performance of the Class A and Class B shares of the predecessor fund. The predecessor fund's Class A shares commenced operations on December 16, 1992, and its Class B shares commenced operations on December 9, 1994.



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 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                     1 YEAR            5 YEARS            10 YEARS              LIFE OF FUND*
 CLASS A (BEFORE TAXES) ......................       10.63              -1.42               7.77                    6.25
     (AFTER TAXES ON DISTRIBUTIONS) ..........        9.89              -3.05               6.02                    4.50
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) .................................        7.45              -1.75               6.01                    4.57
 CLASS B .....................................       12.46              -1.36               7.86                    7.82
 Russell 1000 Value Index ....................       14.06               6.56              12.03                   12.76
 Morningstar Moderate Allocation Category
 Average .....................................        7.16               1.97               7.95                    8.49
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The predecessor fund's Class A shares were first sold on December 16, 1992, and its Class B shares were first sold on December
  9, 1994. Lifetime results are measured from the date the Class A shares of the predecessor fund were first sold.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.60%     0.60%
 12b-1 Fees................................................................   0.24      0.92
 Other Expenses............................................................   0.41      0.56
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.25%     2.08%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $695     $949     $1,222     $1,999          $695    $949    $1,222     $1,999
 CLASS B               611      952      1,319      2,098           211     652     1,119      2,098




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LARGECAP GROWTH FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


12                                               Principal Investors Fund
                                                          1-800-247-4123

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO
 2001   -24.65
 2002   -28.80
 2003*  28.66
 2004   8.72

 The year-to-date return as of September 30, 2005 is 9.74%
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '01                                     13.65%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '01                                    -23.34%
  The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
  *During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the bar chart for
   2003 would have been lower.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)...................                         2.41                           N/A      N/A         -9.70/(1)/
     (AFTER TAXES ON DISTRIBUTIONS).......                         2.25                           N/A      N/A         -9.75/(1)/
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)......................                         1.57                           N/A      N/A         -8.06/(1)/
 CLASS B..................................                         3.88                           N/A      N/A         -9.56/(1)/
 Russell 1000 Growth Index ...............                         1.68                                                -5.68
 Morningstar Large Growth Category Average                         3.24                                                -5.43
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(1)/
  During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.



Principal Investors Fund                                               13
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.55%     0.55%
 12b-1 Fees................................................................   0.19      0.92
 Other Expenses............................................................   0.36      0.43
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.10%     1.90%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $681     $905     $1,146     $1,838          $681    $905    $1,146     $1,838
 CLASS B               593      897      1,226      1,916           193     597     1,026      1,916




14                                               Principal Investors Fund
                                                          1-800-247-4123

LARGECAP S&P 500 INDEX FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                               15
www.principal.com

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -12.56
2002    -22.70
2003    27.38
2004    9.89


The year-to-date return as of September 30, 2005 is 2.18%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.36%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Advisors
 Preferred Class shares adjusted to reflect the fees and expenses of the
 Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                        8.23                           N/A      N/A          -2.28
     (AFTER TAXES ON DISTRIBUTIONS)........                        6.65                           N/A      N/A          -2.80
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        6.70                           N/A      N/A          -2.11
 S&P 500 Index ............................                        6.32                                                 -0.52
 Morningstar Large Blend Category Average .                        6.35                                                 -0.66
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



16                                               Principal Investors Fund
                                                          1-800-247-4123

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.50%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                              CLASS A
 Management Fees...........................................................    0.15%
 12b-1 Fees................................................................    0.15
 Other Expenses............................................................    0.46
                                                                               ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES    0.76%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $226     $389     $566     $1,078          $226    $389    $566     $1,078




Principal Investors Fund                                               17
www.principal.com

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for


18                                               Principal Investors Fund
                                                          1-800-247-4123
the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -7.73
2002    -13.32
2003    24.77
2004    12.06


The year-to-date return as of September 30, 2005 is 5.52%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -15.15%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES) ....................                        5.60                          N/A      N/A           2.08
     (AFTER TAXES ON DISTRIBUTIONS).........                        4.63                          N/A      N/A           1.69
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        4.33                          N/A      N/A           1.61
 CLASS B....................................                        7.54                          N/A      N/A           2.64
 Russell 1000 Value Index ..................                       14.06                                                 4.84
 Morningstar Large Value Category Average ..                        9.55                                                 3.55
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



Principal Investors Fund                                               19
www.principal.com

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A    CLASS B
 Management Fees...........................................................   0.45%
 12b-1 Fees................................................................   0.14       0.73
 Other Expenses............................................................   0.20       0.31
                                                                              ----       ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   0.79 %     1.49%

 EXAMPLES

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $651     $813     $  989     $1,497          $651    $813    $989     $1,497
 CLASS B                552      771      1,031      1,501           152     471     813      1,501




20                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



Principal Investors Fund                                               21
www.principal.com

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an


22                                               Principal Investors Fund
                                                          1-800-247-4123
index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -7.77
2002    -16.85
2003    23.09
2004    9.64


The year-to-date return as of September 30, 2005 is 2.10%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.02%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.58%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                         3.37                          N/A      N/A          -0.15
     (AFTER TAXES ON DISTRIBUTIONS).........                        2.30                          N/A      N/A          -0.58
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        3.35                          N/A      N/A          -0.25
 CLASS B...................................                         4.82                          N/A      N/A           0.07
 S&P 500 Index .............................                        6.32                                                -0.52
 Morningstar Large Blend Category Average ..                        6.35                                                -0.66
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


Principal Investors Fund                                               23
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.75%     0.75%
 12b-1 Fees................................................................   0.25      0.93
 Other Expenses............................................................   0.43      0.50
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.43%     2.18%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $712    $1,001    $1,312    $2,190        $712   $1,001   $1,312    $2,190
 CLASS B             621       982     1,369     2,234         221      682    1,169     2,234




24                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Managemenr as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



Principal Investors Fund                                               25
www.principal.com

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -17.24
2002    -25.34
2003    27.24
2004    10.17


The year-to-date return as of September 30, 2005 is 3.49%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03 14.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02 -17.59%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.



26                                               Principal Investors Fund
                                                          1-800-247-4123

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                         3.87                          N/A      N/A          -5.32
     (AFTER TAXES ON DISTRIBUTIONS).........                        3.55                          N/A      N/A          -5.53
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        2.61                          N/A      N/A          -4.58
 CLASS B...................................                         5.28                          N/A      N/A          -5.18
 S&P 500 Index .............................                        6.32                                                -0.52
 Morningstar Large Blend Category Average ..                        6.35                                                -0.66
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

                                                   CLASS A   CLASS B
 Management Fees.................................   0.45%     0.45%
 12b-1 Fees......................................   0.19      0.93
 Other Expenses..................................   0.43      0.50
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.07%     1.88%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $678     $896     $1,131     $1,806          $678    $896    $1,131     $1,806
 CLASS B               591      891      1,216      1,890           191     591     1,016      1,890




Principal Investors Fund                                               27
www.principal.com

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of September 30, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


28                                               Principal Investors Fund
                                                          1-800-247-4123
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -14.99
2002    -28.33
2003    23.05
2004    8.40


The year-to-date return as of September 30, 2005 is 1.76%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    12.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -18.16%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.



Principal Investors Fund                                               29
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                        2.21                          N/A      N/A          -7.73
     (AFTER TAXES ON DISTRIBUTIONS).........                        2.13                          N/A      N/A          -7.78
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        1.54                          N/A      N/A          -6.45
 CLASS B....................................                        3.61                          N/A      N/A          -7.54
 Russell 1000 Growth Index .................                        1.68                                                -5.68
 Morningstar Large Growth Category Average .                        3.24                                                -5.43
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.74%     0.74%
 12b-1 Fees................................................................   0.25      0.93
 Other Expenses............................................................   0.54      0.59
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.53%     2.26%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $726    $1,031    $1,361    $2,294        $726   $1,031   $1,361    $2,294
 CLASS B             629     1,006     1,410     2,326         229      706    1,210     2,326




30                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS LARGECAP GROWTH FUND II

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Principal Investors Fund                                               31
www.principal.com

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -18.46
2002            -26.48
2003            25.20
2004            8.55

The year-to-date return as of September 30, 2005 is 0.88%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.74%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the
 Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                        2.34                           N/A      N/A          -7.65
     (AFTER TAXES ON DISTRIBUTIONS)........                        2.05                           N/A      N/A          -7.72
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        1.90                           N/A      N/A          -6.38
 Russell 1000 Growth Index ................                        1.68                                                 -5.68
 Morningstar Large Growth Category Average                         3.24                                                 -5.43
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



32                                               Principal Investors Fund
                                                          1-800-247-4123

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                                            CLASS A
 Management Fees..............................               1.00%
 12b-1 Fees...................................               0.25
 Other Expenses...............................              26.56
                                                            -----
          TOTAL ANNUAL FUND OPERATING EXPENSES              27.81%
 Expense Reimbursement .......................              26.11
                                                            -----
                                  NET EXPENSES               1.70%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.70% for Class A. This agreement will remain in effect through February 28, 2007.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------
                       1         3         5         10           1        3        5          10
 CLASS A           $738    $3,058    $6,633    $10,458        $738   $3,058   $6,633    $10,458




Principal Investors Fund                                               33
www.principal.com

PARTNERS LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


34                                               Principal Investors Fund
                                                          1-800-247-4123

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            4.84
2002            -14.15
2003            26.65
2004            12.58

The year-to-date return as of September 30, 2005 is 3.55%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.59%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                        6.06                          N/A      N/A           5.99
     (AFTER TAXES ON DISTRIBUTIONS).........                        5.73                          N/A      N/A           5.63
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        4.38                          N/A      N/A           5.00
 CLASS B...................................                         7.75                          N/A      N/A           6.36
 Russell 1000 Value Index ..................                       14.06                                                 4.84
 Morningstar Large Value Category Average ..                        9.55                                                 3.55
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


Principal Investors Fund                                               35
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.78%     0.78%
 12b-1 Fees................................................................   0.25      0.92
 Other Expenses............................................................   0.43      0.50
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.46%     2.20%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $715    $1,010    $1,327    $2,221        $715   $1,010   $1,327    $2,221
 CLASS B             623       988     1,380     2,259         223      688    1,180     2,259




36                                               Principal Investors Fund
                                                          1-800-247-4123

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of September 30, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


Principal Investors Fund                                               37
www.principal.com
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -3.76
2002            -8.91
2003            31.21
2004            17.21

The year-to-date return as of September 30, 2005 is 7.00%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -10.77%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.



38                                               Principal Investors Fund
                                                          1-800-247-4123

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                       10.49                          N/A      N/A           7.17
     (AFTER TAXES ON DISTRIBUTIONS).........                        9.06                          N/A      N/A           6.70
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        7.99                          N/A      N/A           6.02
 CLASS B....................................                       13.09                          N/A      N/A           8.25
 Russell Midcap Index ......................                       17.12                                                 7.43
 Morningstar Mid-Cap Blend Category Average                        11.84                                                 7.53
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                      CLASS A                  CLASS B
 Management Fees.............          0.65%                    0.65%
 12b-1 Fees..................          0.20                     0.45
 Other Expenses..............          0.26                     0.31
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          1.11%                    1.41%
 Expense Reimbursement ......          0.09                     0.09
                                       ----                     ----
                 NET EXPENSES          1.02%                    1.32%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.02% for Class A and 1.32% for Class B.
  This agreement will remain in effect through June 30, 2008.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3         5          10
 CLASS A               $673     $881     $1,119     $1,819          $673    $881    $1,119     $1,819
 CLASS B                534      718        936      1,536           134     418       736      1,536




Principal Investors Fund                                               39
www.principal.com

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


40                                               Principal Investors Fund
                                                          1-800-247-4123

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -27.98
2002            -31.56
2003            47.71
2004            11.43


The year-to-date return as of September 30, 2005 is 7.69%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.51%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                        4.98                          N/A      N/A          -7.44
     (AFTER TAXES ON DISTRIBUTIONS).........                        4.98                          N/A      N/A          -7.44
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        3.24                          N/A      N/A          -6.20
 CLASS B....................................                        6.61                          N/A      N/A          -7.26
 Russell Midcap Growth Index ...............                       10.86                                                -1.14
 Morningstar Mid-Cap Growth Category Average                        7.75                                                -2.19
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



Principal Investors Fund                                               41
www.principal.com

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/
  CDSCs charges are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                      CLASS A                  CLASS B
 Management Fees.............          1.00%                    1.00%
 12b-1 Fees..................          0.25                     0.92
 Other Expenses..............          0.62                     0.68
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          1.87%                    2.60%
 Expense Reimbursement ......          0.12                     0.10
                                       ----                     ----
                 NET EXPENSES          1.75%                    2.50%

 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.75% for Class A and 2.50% for Class B.
  This agreement will continue through June 30, 2008.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $1,094    $1,486    $2,603        $743   $1,094   $1,486    $2,603
 CLASS B             653     1,079     1,542     2,629         253      779    1,342     2,629




42                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS MIDCAP GROWTH FUND I

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency


Principal Investors Fund                                               43
www.principal.com
exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.
The inception date of the Fund is December 29, 2003. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004            11.16


The year-to-date return as of September 30, 2005 is 8.43%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -3.87%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the
 Institutional Class shares.



44                                               Principal Investors Fund
                                                          1-800-247-4123

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                         4.77                          N/A      N/A           4.84
     (AFTER TAXES ON DISTRIBUTIONS)........                         4.77                          N/A      N/A           4.84
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                         3.10                          N/A      N/A           4.11
 Russell Midcap Growth Index ..............                        10.86                                                15.48
 Morningstar Mid-Cap Growth Category
 Average ..................................                         7.75                                                13.05
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                          CLASS A
 Management Fees.................           1.00%
 12b-1 Fees......................           0.25
 Other Expenses..................          14.38
                                           -----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES          15.63%
 Expense Reimbursement ..........          13.88
                                           -----
                     NET EXPENSES           1.75%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.75% This agreement will remain in effect through February 28, 2007.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $2,204    $4,784    $9,184        $743   $2,204   $4,784    $9,184




Principal Investors Fund                                               45
www.principal.com

PARTNERS MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


46                                               Principal Investors Fund
                                                          1-800-247-4123

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001     -2.51
2002     -10.59
2003     34.96
2004     21.66


The year-to-date return as of September 30, 2005 is 8.96%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.50%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.58%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                       14.69                          N/A      N/A           9.30
     (AFTER TAXES ON DISTRIBUTIONS).........                       13.16                          N/A      N/A           8.83
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                       10.56                          N/A      N/A           7.89
 CLASS B....................................                       16.76                          N/A      N/A           9.70
 Russell Midcap Value Index ................                       21.80                                                12.10
 Morningstar Mid-Cap Value Category Average                        13.63                                                10.82
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



Principal Investors Fund                                               47
www.principal.com

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                   CLASS A                    CLASS B
 Management Fees.........           1.00%                       1.00%
 12b-1 Fees..............           0.25                        1.00
 Other Expenses..........           6.20                       27.07
                                    ----                       -----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           7.45%                      29.07%
 Expense Reimbursement ..           5.70                       26.57
                                    ----                       -----
             NET EXPENSES           1.75%                       2.50%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.75% for Class A shares and 2.50% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $1,567    $3,005    $6,303        $743   $1,567   $3,005    $6,303
 CLASS B             653     3,079     6,671     9,331         253    2,830    6,575     9,331




48                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                               49
www.principal.com

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -21.21
2002            -25.35
2003            43.74
2004            10.03


The year-to-date return as of September 30, 2005 is 4.54%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.34%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.



50                                               Principal Investors Fund
                                                          1-800-247-4123

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                        3.74                          N/A      N/A          -6.24
     (AFTER TAXES ON DISTRIBUTIONS).........                        3.35                          N/A      N/A          -6.37
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        2.93                          N/A      N/A          -5.24
 CLASS B....................................                        5.22                          N/A      N/A          -6.06
 Russell 2000 Growth Index .................                        4.29                                                 1.82
 Morningstar Small Growth Category Average .                        6.10                                                 1.59
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                      CLASS A                  CLASS B
 Management Fees.............          1.00%                    1.00%
 12b-1 Fees..................          0.25                     0.91
 Other Expenses..............          0.87                     0.94
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          2.12%                    2.85%
 Expense Reimbursement ......          0.17                     0.15
                                       ----                     ----
                 NET EXPENSES          1.95%                    2.70%

 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.95% for Class A and 2.70% for Class B.
  This agreement will continue in effect through June 30, 2008.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A           $762                                       $762
 CLASS B           673                                        273




Principal Investors Fund                                               51
www.principal.com

52                                               Principal Investors Fund
                                                          1-800-247-4123

REAL ESTATE SECURITIES FUND

The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


Principal Investors Fund                                               53
www.principal.com

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    7.52
2002    7.81
2003    37.30
2004    33.14


The year-to-date return as of September 30, 2005 is 10.39%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     17.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -7.46%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                        25.47                          N/A      N/A          19.51
     (AFTER TAXES ON DISTRIBUTIONS).........                       23.48                          N/A      N/A          18.05
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                       17.48                          N/A      N/A          16.25
 CLASS B...................................                        28.23                          N/A      N/A          20.16
 MSCI US REIT Index ........................                       32.93                                                20.42
 Morningstar Specialty - Real Estate
 Category Average...........................                       31.90                                                20.05
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



54                                               Principal Investors Fund
                                                          1-800-247-4123

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.85%     0.85%
 12b-1 Fees................................................................   0.25      0.91
 Other Expenses............................................................   0.47      0.51
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.57%     2.27%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $726    $1,042    $1,381    $2,335        $726   $1,042   $1,381    $2,335
 CLASS B             630     1,009     1,415     2,347         230      709    1,215     2,347




Principal Investors Fund                                               55
www.principal.com

SMALLCAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


56                                               Principal Investors Fund
                                                          1-800-247-4123

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001     6.85
2002     -17.67
2003     41.83
2004     15.69


The year-to-date return as of September 30, 2005 is 8.55%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.31%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES) ............. ......
   .................................. ......
   ..................................                               9.07                          N/A      N/A           9.40
     (AFTER TAXES ON DISTRIBUTIONS).........                        8.04                          N/A      N/A           9.10
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        6.89                          N/A      N/A           8.07
 CLASS B...................................                        10.86                          N/A      N/A           9.84
 Russell 2000 Index ........................                        9.45                                                 9.16
 Morningstar Small Blend Category Average ..                       11.15                                                11.52
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



Principal Investors Fund                                               57
www.principal.com

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.75%     0.75%
 12b-1 Fees................................................................   0.22      0.93
 Other Expenses............................................................   0.47      0.49
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.44%     2.17%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $713    $1,004    $1,317    $2,200        $713   $1,004   $1,317    $2,200
 CLASS B             620       979     1,364     2,231         220      679    1,164     2,231




58                                               Principal Investors Fund
                                                          1-800-247-4123

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


Principal Investors Fund                                               59
www.principal.com
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            9.10
2002            -3.51
2003            42.22
2004            18.85


The year-to-date return as of September 30, 2005 is 7.66%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     22.98%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.43%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                       12.05                          N/A      N/A          15.33
     (AFTER TAXES ON DISTRIBUTIONS).........                        9.79                          N/A      N/A          13.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        8.63                          N/A      N/A          12.62
 CLASS B....................................                       13.97                          N/A      N/A          15.85
 Russell 2000 Value Index ..................                       14.39                                                15.88
 Morningstar Small Value Category Average ..                       12.85                                                15.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



60                                               Principal Investors Fund
                                                          1-800-247-4123

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                   CLASS A                    CLASS B
 Management Fees.........           0.75%                       0.75%
 12b-1 Fees..............           0.25                        1.00
 Other Expenses..........           8.67                       38.26
                                    ----                       -----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           9.67%                      40.01%
 Expense Reimbursement ..           7.97                       37.56
                                    ----                       -----
             NET EXPENSES           1.70%                       2.45%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.70% for Class A shares and 2.45% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $738    $1,735    $3,527    $7,326        $738   $1,735   $3,527    $7,326
 CLASS B             648     3,739     7,599     9,590         248    3,517    7,536     9,590




Principal Investors Fund                                               61
www.principal.com

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


62                                               Principal Investors Fund
                                                          1-800-247-4123
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -24.76
2002            -16.84
2003            33.34
2004            19.53


The year-to-date return as of September 30, 2005 is 16.59%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                     17.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.80%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                       12.67                          N/A      N/A          -0.63
     (AFTER TAXES ON DISTRIBUTIONS).........                       12.15                          N/A      N/A          -0.80
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                        8.68                          N/A      N/A          -0.60
 CLASS B ............................ ......
  .........................................                        15.01                          N/A      N/A          -0.11
 Citigroup BMI Global ex-US Index**                                22.23                                                 5.39
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND ................................                       13.65                                                 2.42
 Morningstar Foreign Large Blend Category
 Average ...................................                       12.57                                                 0.51
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  **This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



Principal Investors Fund                                               63
www.principal.com

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.90%     0.90%
 12b-1 Fees................................................................   0.17      0.56
 Other Expenses............................................................   0.34      0.45
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.41%     1.91%

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $710     $996     $1,302     $2,169          $710    $996    $1,302     $2,169
 CLASS B               594      900      1,232      2,042           194     600     1,032      2,042




64                                               Principal Investors Fund
                                                          1-800-247-4123

INTERNATIONAL EMERGING MARKETS FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                               65
www.principal.com

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -4.15
2002            -7.56
2003            55.89
2004            24.95


The year-to-date return as of September 30, 2005 is 25.71%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -23.88%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)......................                       17.80                         N/A      N/A          12.40
     (AFTER TAXES ON DISTRIBUTIONS)..........                       16.18                         N/A      N/A          11.89
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................                       12.71                         N/A      N/A          10.58
 CLASS B...................................                         20.13                         N/A      N/A          12.95
 MSCI Emerging Markets Free Index - NDTR** ..                       25.56                                               15.63
 MSCI Emerging Markets Free Index - ID ......                       34.89                                               12.95
 Morningstar Diversified Emerging Markets
 Category Average............................                       32.39                                               15.21
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
 **This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



66                                               Principal Investors Fund
                                                          1-800-247-4123

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   1.35%     1.35%
 12b-1 Fees................................................................   0.25      0.83
 Other Expenses............................................................   0.50      0.59
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   2.10%     2.77%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $776    $1,195    $1,639    $2,866        $776   $1,195   $1,639    $2,866
 CLASS B             680     1,159     1,664     2,864         280      859    1,464     2,864




Principal Investors Fund                                               67
www.principal.com

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the


68                                               Principal Investors Fund
                                                          1-800-247-4123
effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows


Principal Investors Fund                                               69
www.principal.com
performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            6.94
2002            8.58
2003            3.56
2004            4.08


The year-to-date return as of September 30, 2005 is 1.59%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.45%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                       -0.90                          N/A      N/A           4.74
     (AFTER TAXES ON DISTRIBUTIONS).........                       -2.04                          N/A      N/A           3.14
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                       -0.59                          N/A      N/A           3.06
 CLASS B....................................                       -0.41                          N/A      N/A           5.07
 Lehman Brothers Aggregate Bond Index ......                        6.80                                                 6.75
 Morningstar Intermediate-Term Bond Category
 Average ...................................                        6.08                                                 6.18
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


70                                               Principal Investors Fund
                                                          1-800-247-4123

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                      CLASS A                  CLASS B
 Management Fees.............          0.54%                    0.54%
 12b-1 Fees..................          0.20                     0.78
 Other Expenses..............          0.25                     0.33
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          0.99%                    1.65%
 Expense Reimbursement ......          0.05                     0.05
                                       ----                     ----
                 NET EXPENSES          0.94%                    1.60%

 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 0.94% for Class A and 1.60% for Class B.
  This agreement will remain in effect through June 30, 2009.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $566     $760     $  972     $1,609          $566    $760    $972     $1,609
 CLASS B                563      805      1,073      1,674           163     505     873      1,674




Principal Investors Fund                                               71
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


72                                               Principal Investors Fund
                                                          1-800-247-4123
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            6.55
2002            7.98
2003            1.12
2004            3.08


The year-to-date return as of September 30, 2005 is 1.30%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.70%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                   1 YEAR                       5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).....................                       -1.86                          N/A      N/A           3.58
     (AFTER TAXES ON DISTRIBUTIONS).........                       -3.03                          N/A      N/A           1.95
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES).............................                       -1.22                          N/A      N/A           2.05
 CLASS B...................................                        -1.50                          N/A      N/A           3.77
 Lehman Brothers Government/Mortgage Index .                        6.40                                                 6.11
 Morningstar Intermediate Government
 Category Average...........................                        5.42                                                 5.44
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



Principal Investors Fund                                               73
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FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.40%     0.40%
 12b-1 Fees................................................................   0.19      0.92
 Other Expenses............................................................   0.18      0.23
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   0.77%     1.55%

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $550     $709     $  883     $1,384          $550    $709    $883     $1,384
 CLASS B                558      790      1,045      1,537           158     490     845      1,537




74                                               Principal Investors Fund
                                                          1-800-247-4123

INFLATION PROTECTION FUND

The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


Principal Investors Fund                                               75
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INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


76                                               Principal Investors Fund
                                                          1-800-247-4123

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

As the inception date of the Fund is December 29, 2004, limited historical performance is available. Class A shares began operations on June 28, 2005. The year-to-date return as of September 30, 2005 for the Class A shares is 2.09%.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  4.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                          CLASS A
 Management Fees.................          0.40%
 12b-1 Fees......................          0.25
 Other Expenses..................          8.69
                                           ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES          9.34%
 Expense Reimbursement ..........          8.24
                                           ----
                     NET EXPENSES          1.10%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.10%. This agreement will remain in effect through February 28, 2007.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also


Principal Investors Fund                                               77
www.principal.com
 assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $582    $1,504    $3,287    $7,110        $582   $1,504   $3,287    $7,110




78                                               Principal Investors Fund
                                                          1-800-247-4123

PREFERRED SECURITIES FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                               79
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NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The inception date of the Fund is May 1, 2002. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment


80                                               Principal Investors Fund
                                                          1-800-247-4123
objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003                    10.06
2004                    3.74


The year-to-date return as of September 30, 2005 is 1.09%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -5.40%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the
 Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)...................                         -1.17                          N/A      N/A           4.92
     (AFTER TAXES ON DISTRIBUTIONS)........                        -2.83                          N/A      N/A           3.58
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        -0.77                          N/A      N/A           3.42
 Lehman Brothers Aggregate Bond Index .....                         6.80                                                 6.19
 Morningstar Intermediate-Term Bond
 Category Average..........................                         6.08                                                 5.83
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  4.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


Principal Investors Fund                                               81
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 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                                            CLASS A
 Management Fees..............................               0.75%
 12b-1 Fees...................................               0.25
 Other Expenses...............................               4.76
                                                             ----
          TOTAL ANNUAL FUND OPERATING EXPENSES               5.76%
 Expense Reimbursement .......................               4.41
                                                             ----
                                  NET EXPENSES               1.35%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.35%. This agreement will remain in effect through February 28, 2007.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $606    $1,258    $2,427    $5,274        $606   $1,258   $2,427    $5,274




82                                               Principal Investors Fund
                                                          1-800-247-4123

TAX-EXEMPT BOND FUND

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed-income obligations.

MAIN STRATEGIES

The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. At the time these securities are purchased, they are: municipal bonds which are rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"); municipal notes rated in the highest grade by Moody's; municipal commercial paper rated in the highest grade by Moody's or Standard & Poor's Rating Service ("S&P"), or if unrated, are of comparable quality in the opinion of the Sub-Advisor, Principal. During normal market conditions, the Fund will not invest more than 20% of its assets in securities that do not meet the criteria stated above; taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.


Up to 20% of Fund assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.


MAIN RISKS

The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.


Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled Certain Investment Strategies and Related Risks).


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.



Principal Investors Fund                                               83
www.principal.com

The inception date of the Fund is March 1, 2005. Class A and Class B shares began operations on June 30, 2005 when the Fund succeeded to the operations, and assumed the historical performance, of the Class A and Class B shares of a predecessor fund. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
1995            20.72
1996            4.60
1997            9.19
1998            5.08
1999            -3.17
2000            7.96
2001            5.68
2002            9.20
2003            4.51
2004            3.56


The year-to-date return as of September 30, 2005 is 2.17%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '95                                      9.13%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.25%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Class A shares of the Fund's predecessor fund. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes succeeded to the operations of the Class A and
 Class B shares of the Fund's predecessor fund, the returns of the Class A and Class B shares of the Fund are based on the performance of the Class A and Class B shares of the predecessor fund. The predecessor fund's Class A shares commenced operations on March 20, 1986, and its Class B shares commenced operations on December 9, 1994.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                     1 YEAR            5 YEARS            10 YEARS              LIFE OF FUND*
 CLASS A (BEFORE TAXES) ............. .....          -1.35              5.14                6.07                    6.44
     (AFTER TAXES ON DISTRIBUTIONS) ..........       -1.60              5.04                6.00                    6.33
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) .................................        0.66              4.99                5.90                    6.28
 CLASS B ............................ .....          -0.76              5.29                6.13                    6.24
 Lehman Brothers Municipal Bond Index ........        8.24              6.88                6.38                    7.22
 Morningstar Muni National Long Category
 Average .....................................        7.54              6.05                5.44                    6.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The predecessor fund's Class A shares were first sold on March 20, 1986, and its Class B shares were first sold on December 9,
  1994. Lifetime results for the index(es) shown are measured from the date the Class A shares of the predecessor fund were first sold.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


84                                               Principal Investors Fund
                                                          1-800-247-4123

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                      CLASS A                  CLASS B
 Management Fees.............          0.50%                    0.50%
 12b-1 Fees..................          0.21                     0.54
 Other Expenses..............          0.06                     0.12
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          0.77%                    1.16%
 Expense Reimbursement ......          0.01                     0.01
                                       ----                     ----
                 NET EXPENSES          0.76%                    1.15%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 0.76% for Class A and 1.15% for Class B.
  This agreement will remain in effect through June 30, 2008.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $549     $706     $879     $1,381          $549    $706    $879     $1,381
 CLASS B                  517      665      834      1,243           117     365     634      1,243




Principal Investors Fund                                               85
www.principal.com

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


86                                               Principal Investors Fund
                                                          1-800-247-4123

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            3.45
2002            0.91
2003            0.23
2004            0.44


The year-to-date return as of September 30, 2005 is 1.65%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                     1.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '04                                      0.03%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the
 Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.



Principal Investors Fund                                               87
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                       1 YEAR                5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A...............                 0.44                   N/A      N/A           1.33
 CLASS B...............                 0.44                   N/A      N/A           1.33
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index...........                 1.30                                          2.16
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the
  Money Market Fund.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                   CLASS A                    CLASS B
 Maximum sales charge
 imposed on purchases (as
 a % of offering price) .          None                       None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ....          0.75%/(//1//)/             4.00%/(//2//)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)               None                       None
 ///(1)/ A
  CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//2//)/ CDSCs are reduced after 12 months and eliminated after 6 years.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                             CLASS A   CLASS B
 Management Fees...........................................................   0.40%     0.40%
 12b-1 Fees................................................................   0.00      0.22
 Other Expenses............................................................   0.23      0.30
                                                                              ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES   0.63%     0.92%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $ 64     $202     $351     $  786          $64     $202    $351     $  786
 CLASS B                  494      593      709      1,010           94      293     509      1,010




88                                               Principal Investors Fund
                                                          1-800-247-4123

SHORT-TERM BOND FUND F/K/A HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a


Principal Investors Fund                                               89
www.principal.com
longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar


90                                               Principal Investors Fund
                                                          1-800-247-4123
investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001                    6.71
2002                    7.37
2003                    2.19
2004                    1.03


The year-to-date return as of September 30, 2005 is 1.12%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -1.15%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Advisors
 Preferred Class shares adjusted to reflect the fees and expenses of the
 Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                        -0.51                          N/A      N/A           4.11
     (AFTER TAXES ON DISTRIBUTIONS)........                        -1.40                          N/A      N/A           2.57
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        -0.33                          N/A      N/A           2.57
 Lehman Brothers Mutual Fund 1-5
 Gov't/Credit Index........................                         2.92                                                 5.55
 Morningstar Short-Term Bond Category
 Average ..................................                         2.59                                                 4.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.50%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


Principal Investors Fund                                               91
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED)

                                                                              CLASS A
 Management Fees...........................................................    0.40%
 12b-1 Fees................................................................    0.15
 Other Expenses (estimated) ...............................................    0.20
                                                                               ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES    0.75%


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $225     $386     $561     $1,066          $225    $386    $561     $1,066




92                                               Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


Principal Investors Fund                                               93
www.principal.com

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0




94                                               Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -5.57
2003            17.40
2004            10.45


The year-to-date return as of September 30, 2005 is 3.20%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.72%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the
 Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................                        4.07                           N/A      N/A           3.81
     (AFTER TAXES ON DISTRIBUTIONS)........                        3.28                           N/A      N/A           3.13
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        2.91                           N/A      N/A           2.87
 S&P 500 Index ............................                        6.32                                                  1.05
 Lehman Brothers Aggregate Bond Index .....                        6.80                                                  6.36
 Morningstar Conservative Allocation
 Category Average..........................                        5.26                                                  3.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


Principal Investors Fund                                               95
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                         CLASS A
 Management Fees...............          0.1225%
 12b-1 Fees....................          0.2500
 Other Expenses................          1.7500
                                         ------
    TOTAL ANNUAL FUND OPERATING
                       EXPENSES          2.1225%
 Expense Reimbursement ........          0.8225
                                         ------
                   NET EXPENSES          1.3000%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.30%.This agreement will remain in effect through February 28, 2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $700    $1,034    $1,490    $2,750        $700   $1,034   $1,490    $2,750




96                                               Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


Principal Investors Fund                                               97
www.principal.com
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II




98                                               Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -8.18
2003            20.04
2004            10.90


The year-to-date return as of September 30, 2005 is 4.73%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.86%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES).................                           4.56                           N/A      N/A           3.65
     (AFTER TAXES ON DISTRIBUTIONS)........                        3.84                           N/A      N/A           3.03
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        3.23                           N/A      N/A           2.78
 CLASS B................................                           6.08                           N/A      N/A           3.78
 S&P 500 Index ............................                        6.32                                                  1.05
 Lehman Brothers Aggregate Bond Index .....                        6.80                                                  6.36
 Morningstar Moderate Allocation Category
 Average ..................................                        7.16                                                  3.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


Principal Investors Fund                                               99
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                   CLASS A                    CLASS B
 Management Fees.........          0.1225%                    0.1225%
 12b-1 Fees..............          0.2500                     1.0000
 Other Expenses..........          1.2500                     4.5900
                                   ------                     ------
        TOTAL ANNUAL FUND
       OPERATING EXPENSES          1.6225%                    5.7125%
 Expense Reimbursement ..          0.2225                     3.5625
                                   ------                     ------
             NET EXPENSES          1.4000%                    2.1500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.40% for Class A shares and 2.15% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $709    $1,012    $1,363    $2,349        $709   $1,012   $1,363    $2,349
 CLASS B             618     1,278     2,360     3,843         218      978    2,160     3,843




100                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


Principal Investors Fund                                              101
www.principal.com
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II




102                                              Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -11.20
2003            21.75
2004            11.41


The year-to-date return as of September 30, 2005 is 5.18%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.09%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -10.26%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                        4.96                           N/A      N/A           3.00
     (AFTER TAXES ON DISTRIBUTIONS)........                        4.33                           N/A      N/A           2.44
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        3.51                           N/A      N/A           2.26
 CLASS B...................................                        6.58                           N/A      N/A           3.11
 S&P 500 Index ............................                        6.32                                                  1.05
 Lehman Brothers Aggregate Bond Index .....                        6.80                                                  6.36
 Morningstar Moderate Allocation Category
 Average ..................................                        7.16                                                  3.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


Principal Investors Fund                                              103
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                   CLASS A                    CLASS B
 Management Fees.........          0.1225%                    0.1225%
 12b-1 Fees..............          0.2500                     1.0000
 Other Expenses..........          1.5000                     5.7300
                                   ------                     ------
        TOTAL ANNUAL FUND
       OPERATING EXPENSES          1.8725%                    6.8525%
 Expense Reimbursement ..          0.4725                     4.7025
                                   ------                     ------
             NET EXPENSES          1.4000%                    2.1500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.40% for Class A shares and 2.15% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $709    $1,033    $1,436    $2,560        $709   $1,033   $1,436    $2,560
 CLASS B             618     1,374     2,661     4,363         218    1,074    2,462     4,363




104                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


Principal Investors Fund                                              105
www.principal.com
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


106                                              Principal Investors Fund
                                                          1-800-247-4123

The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002     -13.72
2003     22.91
2004     11.57


The year-to-date return as of September 30, 2005 is 5.56%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.13%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.37%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and
 Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's
 Institutional Class shares adjusted to reflect the fees and expenses of the
 Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                        5.14                           N/A      N/A           3.03
     (AFTER TAXES ON DISTRIBUTIONS)........                        4.61                           N/A      N/A           2.54
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        3.64                           N/A      N/A           2.33
 CLASS B ..................................                        6.74                           N/A      N/A           3.14
 S&P 500 Index ............................                        6.32                                                  1.05
 Lehman Brothers Aggregate Bond Index .....                        6.80                                                  6.36
 Morningstar Moderate Allocation Category
 Average ..................................                        7.16                                                  3.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


Principal Investors Fund                                              107
www.principal.com

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                  CLASS A                     CLASS B
 Management Fees........          0.1225%                     0.1225%
 12b-1 Fees.............          0.2500                      1.0000
 Other Expenses.........          3.7100                     15.7700
                                  ------                     -------
       TOTAL ANNUAL FUND
      OPERATING EXPENSES          4.0825%                    16.8925%
 Expense Reimbursement .          2.6825                     14.7425
                                  ------                     -------
            NET EXPENSES          1.4000%                     2.1500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.40% for Class A shares and 2.15% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $709    $1,220    $2,065    $4,246        $709   $1,220   $2,065    $4,246
 CLASS B             618     2,167     4,852     7,602         618    2,167    4,852     7,602




108                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                              109
www.principal.com

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II




110                                              Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -16.88
2003            24.72
2004            11.74


The year-to-date return as of September 30, 2005 is 5.84%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.98%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the
 Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................                        5.33                           N/A      N/A           1.68
     (AFTER TAXES ON DISTRIBUTIONS)........                        4.87                           N/A      N/A           1.28
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        3.77                           N/A      N/A           1.23
 S&P 500 Index** ..........................                        6.32                                                  1.05
 Lehman Brothers Aggregate Bond Index** ...                        6.80                                                  6.36
 Morningstar Large Blend Category Average**                        6.35                                                  0.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )


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 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                                          CLASS A
 Management Fees...........................                0.1225%
 12b-1 Fees................................                0.2500
 Other Expenses............................               19.6300
                                                          -------
       TOTAL ANNUAL FUND OPERATING EXPENSES               20.0025%
 Expense Reimbursement ....................               18.5025
                                                          -------
                               NET EXPENSES                1.5000%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.50%. This agreement will remain in effect through February 28, 2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $719    $2,482    $5,523    $9,926        $719   $2,482   $5,523    $9,926




112                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


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  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -2.84
2003            13.95
2004            9.76



The year-to-date return as of September 30, 2005 is 1.95%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.61%
 The bar chart above shows year-by-year total returns for the Class A shares.
 For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares.
 For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the
 Institutional Class shares.



114                                              Principal Investors Fund
                                                          1-800-247-4123

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                  1 YEAR                        5 YEARS  10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................                        3.44                           N/A      N/A           3.81
     (AFTER TAXES ON DISTRIBUTIONS)........                        2.54                           N/A      N/A           3.09
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                        2.45                           N/A      N/A           2.85
 S&P 500 Index ............................                        6.32                                                  1.05
 Lehman Brothers Aggregate Bond Index .....                        6.80                                                  6.36
 Morningstar Conservative Allocation
 Category Average..........................                        5.26                                                  3.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (ESTIMATED) *

                                                           CLASS A
 Management Fees............................               0.1225%
 12b-1 Fees.................................               0.2500
 Other Expenses.............................               3.1100
                                                           ------
        TOTAL ANNUAL FUND OPERATING EXPENSES               3.4825%
 Expense Reimbursement .....................               2.1825
                                                           ------
                                NET EXPENSES               1.3000%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.30%. This agreement will remain in effect through February 28, 2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              115
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                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $700    $1,149    $1,879    $3,804        $700   $1,149   $1,879    $3,804




116                                              Principal Investors Fund
                                                          1-800-247-4123

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS A       CLASS B
                                                    -------------  ------------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A %
OF OFFERING PRICE)                                      /
 All Growth Oriented Funds except LargeCap S&P 500
 Index Fund                                          5.75%/(1)/      None
 All Income Oriented Funds except Short-Term Bond
 Fund                                                4.75%/(1)/      None
 LargeCap S&P 500 Index and Short-Term Bond Funds    1.50%/(1)/       N/A
 Money Market Fund                                  None             None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)
 All Funds except LargeCap S&P 500 Index and
 Short-Term Bond Funds                               0.75%/(2)/      4.00%/(3)/
 LargeCap S&P 500 Index and Short-Term Bond Funds    0.25%/(2)/       N/A
REDEMPTION OR EXCHANGE FEE (AS A % OF AMOUNT
REDEEMED/EXCHANGED)                                     /               /
 All Funds except Money Market Fund                  1.00%/(4)(5)/   1.00%/(5)/
 Money Market Fund                                  None/(2)/        None


/ //(1)/ Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
/ //(2)/ A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(3)/ Contingent deferred sales charges are reduced after 12 months and eliminated after 6 years.
/ //(4)/ Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
/ //(5)/ Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.


The Fund does not maintain an internet website and, therefore, does not make information about the costs of investing in the Fund available through an internet address.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee* of 1.00% is charged on redemptions of Class A shares of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of redemption.
.. An exchange fee* of 1.00% is charged on exchanges among the Funds of $30,000 or more and if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


CHOOSING A SHARE CLASS
You may purchase Class A or Class B shares of each Fund with certain limitations.* Your decision to purchase a particular class depends on a number of factors including:
.. the dollar amount you are investing;


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.. the amount of time you plan to hold the investment; and .. any plans to make additional investments in the Principal Investors Funds.
  * If you are making an initial purchase of Principal Investors Funds of $100,000 or more and have selected Class B shares, the purchase will be of Class A shares of the Fund(s) you have selected.
  * If you are making subsequent purchases into your existing Principal Investors Fund Class B share accounts and the new balance (existing account balance(s) plus new purchase) is $100,000 or more, the subsequent purchases will be of Class A shares of the Fund(s) you have selected.

In addition, you might consider:
.. Class A shares if you are making an investment that qualifies for a reduced sales charge; or
.. Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years.

Class A Shares
--------------
.. You generally pay a sales charge on an investment in Class A shares.
.. Class A shares generally have lower annual operating expenses than Class B shares.
.. If you invest $50,000 or more, the sales charge is reduced.
.. You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge may be imposed if you sell those shares within eighteen months of purchase.

Class B Shares
--------------
.. You do not pay a sales charge on an investment in Class B shares.
.. If you sell your Class B shares within six years from the date of purchase, you may pay a deferred sales charge.
.. If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
.. Class B shares generally have higher annual operating expenses than Class A shares.

FRONT-END SALES CHARGE: CLASS A SHARES
There is no sales charge on purchases of Class A shares of the Money Market Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

                          ALL INCOME-ORIENTED FUNDS EXCEPT SHORT-TERM BOND FUND
                          ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 4.75%      4.99%                                   4.00%
 $50,000 but less than $100,000                    4.25%      4.44%                                   3.75%
 100,000 but less than $250,000                    3.75%      3.90%                                   3.25%
 $250,000 but less than $500,000                   2.50%      2.56%                                   2.00%
 $500,000 but less than $1,000,000                 1.50%      1.52%                                   1.25%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%

                       ALL GROWTH-ORIENTED FUNDS EXCEPT LARGECAP S&P 500 INDEX FUND
                       ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 5.75%      6.10%                                   5.00%
 $50,000 but less than $100,000                    4.75%      4.99%                                   4.00%
 100,000 but less than $250,000                    3.75%      3.90%                                   3.00%
 $250,000 but less than $500,000                   2.75%      2.83%                                   2.25%
 $500,000 but less than $1,000,000                 2.00%      2.04%                                   1.50%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%




118                                              Principal Investors Fund
                                                          1-800-247-4123

                             SHORT-TERM BOND AND LARGECAP S&P 500 INDEX FUNDS
                             ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 1.50%      1.52%                                   1.25%
 $50,000 but less than $100,000                    1.25%      1.27%                                   1.00%
 100,000 but less than $250,000                    1.00%      1.10%                                   0.75%
 $250,000 but less than $500,000                   0.75%      0.76%                                   0.50%
 $500,000 but less than $1,000,000                 0.50%      0.50%                                   0.25%
 $1,000,000 or more                                0.00%      0.00%                                   0.25%



There is no front-end sales charge on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold:
.. to satisfy IRS minimum distribution rules; and .. using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

In the case of selling some, but not all, of the shares in an account, the shares not subject to the CDSC are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Investors Fund continue to be subject to the CDSC until the CDSC expires.


Broker-dealers that sell shares of Principal Investors Fund are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation ("Princor"), the amount paid to a dealer (referred to in the chart above as the "Dealer Allowance") may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.


Princor may, from time-to-time, at its expense or through use of amounts it receives from the Fund through a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.


SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or the Fund know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.


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Waiver of sales charge (Class A shares)
---------------------------------------
A Fund's Class A shares may be purchased without a sales charge:

.. by its Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers or agents for the life of the account. This also includes their immediate family members
  (spouse, children (regardless of age) and parents) and trusts for the benefit of these individuals;
.. by the Premier Credit Union;
.. by non-ERISA clients of Principal Global Investors LLC;
.. by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
.. through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
.. by unit investment trusts sponsored by any member company of the Principal
  Financial Group;
.. to fund non-qualified plans administered by a member company of the Principal
  Financial Group pursuant to a written service agreement;
.. to the extent that the purchase proceeds represent a distribution from a terminating 401(a) plan, if 1) such purchase is made through a representative of Princor, the terminating plan is not administered by a member company of the Principal Financial Group, and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants, or 2) such purchase is made through registered representative of a broker-dealer other than Princor, the purchase proceeds represent a distribution from any terminating 401(a) plan and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above; and
.. by any investor who buys Class A Shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities.

Reduction of sales charge (Class A shares)
------------------------------------------
1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner under the age of 25 and/or a trust primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with Class A, B and J shares of Principal Investors Fund owned by such persons, to determine the applicable sales charge. Reduced charges apply to the total of Principal Investors Funds' (excluding Money Market Fund) shares purchased (and still owned) by any "Qualified Purchaser." If the total amount being invested in the Principal Investors Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2) Statement of intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day look-back period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made (or shares are sold during the 13 month (24 month) period), sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day look-back period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A, Class B and Class J share accounts already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. The balance of the existing accounts as of the date of the subsequent purchase(s) is used in this calculation. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange for other Principal Investors Fund shares.


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4) The sales charge table below applies to purchases of Class A shares made from death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) within one year of the insured's death:

                                              SALES CHARGE AS A % OF:          DEALER ALLOWANCE AS % OF:
                                              -----------------------          -------------------------
     AMOUNT OF PURCHASE                 OFFERING PRICE   NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                 ------------------------------------  -----------------
     Less than $500,000                      2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000       1.50%              1.52%                    1.25%

     $1,000,000 or more                 no sales charge



5) The sales charge tables below apply to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans:

                             ALL INCOME-ORIENTED FUNDS, EXCEPT SHORT-TERM BOND FUND
                             -------------------------------------------
                                                     SALES CHARGE AS A % OF:         DEALER ALLOWANCE AS % OF:
                                                     -----------------------         -------------------------
     AMOUNT OF PURCHASE                        OFFERING PRICE  NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                        -----------------------------------  -----------------
     Less than $500,000                            2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000             1.50%              1.52%                    1.25%
     $1,000,000 or more                                 no sales charge                        0.75%


                          ALL GROWTH-ORIENTED FUNDS, EXCEPT LARGECAP S&P 500 INDEX FUND
                          -------------------------------------------
                                                     SALES CHARGE AS A % OF:         DEALER ALLOWANCE AS % OF:
                                                     -----------------------         -------------------------
     AMOUNT OF PURCHASE                        OFFERING PRICE  NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                        -----------------------------------  -----------------
     Less than $500,000                            2.75%              2.83%                    2.25%
     $500,000 but less than $1,000,000             2.00%              2.04%                    1.50%
     $1,000,000 or more                                 no sales charge                        0.75%



6) Employer Sponsored Plans. All purchases made through a retirement plan meeting the requirements of Section 401 of the Internal Revenue Code, or a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation or payroll deduction plan ("Employer Sponsored Plans"), are combined along with plan assets to determine the applicable sales charge. The maximum sales charge for investments through Employer Sponsored Plans and 403(b) plans for which Fund accounts were established prior to March 1, 2002, is 3.75%; the regular sales charge table applies to investments of $250,000 or more and to all investments in the Short-Term Bond Fund and the LargeCap S&P 500 Index Fund made in connection with such plans.

 Class B shares are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become plan participants on or after that date. All contributions to an Employer Sponsored Plan established on or after July 1, 2005, will be used to purchase Class A shares. In addition, the share class purchased with subsequent contributions to an Employer Sponsored Plan by a Class B share participant will depend on the value of the Class B share accounts achieved prior to the time of the subsequent purchase (or the aggregate of the values of Class B, Class A and Class J shares, if you own such shares). If the value of the Class B, A and J share Fund accounts reaches $100,000 before the subsequent investment, the subsequent investment will be applied to purchase Class A shares. If the value of the Class B, A and J Fund accounts has not reached $100,000 before the subsequent investment, additional Class B shares may be purchased, so long as the subsequent investment is less than $100,000.


 Generally, investments made through an Employer Sponsored Plan are not combined with a shareholder's investments made outside of the plan for purposes of determining the sales charge that applies to the plan or non-plan investments. However, plan and non-plan investments may be combined to determine the applicable sales charge to both plan and non-plan investments under certain circumstances, as follows:


 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS ARE ESTABLISHED ON OR AFTER

 JULY 1, 2005. . If all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above, the accounts of the Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments. However, the shareholder must provide written notification to the Fund (either on the Fund account application or by other written communication) that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be


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 combined to determine the applicable sales charge; neither the Fund, Princor nor the Fund's transfer agent will be responsible for making this determination. The sales charge applicable to the combined investments will be applied only to purchases made after the Fund's receipt of the shareholder's notification.


 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS WERE ESTABLISHED PRIOR TO JULY

1, 2005. . Upon receipt of a written shareholder request, the accounts of an Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments, if all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above. However, the shareholder must notify the Fund that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be combined to determine the applicable sales charge; neither the Fund, Princor nor the Fund's transfer agent will be responsible for making this determination. The sales charge applicable to the combined investments will be applied only to purchases made after the Fund's receipt of the shareholder's notification.


CONTINGENT DEFERRED SALES CHARGE: CLASS B SHARES
.. The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
.. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
.. In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.
.. Shares subject to the CDSC that are exchanged into another Principal Investors
  Fund continue to be subject to the CDSC until the CDSC expires.
.. Princor receives the proceeds of any CDSC.

Class B shares
--------------
A CDSC may be imposed on Class B shares sold within six years of purchase (five years for certain sponsored plans established after February 1, 1998 and prior to March 1, 2002). Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

                                                                       CERTAIN SPONSORED PLANS
                                                                     ESTABLISHED AFTER 02/01/1998
  YEARS SINCE PURCHASE PAYMENTS MADE  CDSC AS A % OF DOLLAR AMOUNT      AND BEFORE 03/01/2002
  ----------------------------------  ----------------------------      ---------------------
   2 years or less                               4.00%                          3.00%
   more than 2 years, up to 4 years              3.00                           2.00
   more than 4 years, up to 5 years              2.00                           1.00
   more than 5 years, up to 6 years              1.00                           None
   more than 6 years                              None                          None



The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if the newly acquired shares are subject to the CDSC when they are sold.


Waiver of the sales charge (Class B shares)
-------------------------------------------
The CDSC is waived on Class B shares which are sold:
.. due to a shareholder's death;
.. due to the shareholder's disability, as defined in the Internal Revenue Code; .. from retirement plans to satisfy minimum distribution rules under the Code; .. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;


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.. through a systematic withdrawal plan (certain limits apply);
.. from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) or 415 of the Code.

NOTE: To have your Class B CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

ONGOING FEES
Each Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
Each of the Funds (except Money Market Fund for Class A shares) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                     MAXIMUM
                                                                    ANNUALIZED
                                                                    12B-1 FEE*
                                                                    ----------
..Class A shares (except Short-Term Bond, LargeCap S&P 500 Index
  and Money Market)                                                   0.25%
..  Class A shares of Short-Term Bond and LargeCap S&P 500 Index       0.15%
..  Class B shares                                                     1.00%
* Under the Plans, the Fund will pay the 12b-1 fee only to the extent Princor incurs expenses covered by the Plan.




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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


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cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities, Inflation Protection, Short-Term Bond and Tax-Exempt Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.


Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


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The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;


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.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International and International Emerging Markets Funds may each invest Fund assets in securities of foreign companies. The other Funds (except Government Securities) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to


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investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except Government Securities) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, Short-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Partner LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value and Preferred Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in


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management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) which may have an adverse impact on the Fund's performance. High turnover rates may also increase a Fund's taxable distributions.


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Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment


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research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

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           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza




ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.


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SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones




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MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
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           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole




ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


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         Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Equity Income                        Dirk Laschanzky
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Value                       Thomas Morabito
           Tax-Exempt Bond                      Thomas V. Catus





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WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for Principal Capital - II specializing in municipal bonds. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in finance from the University of Iowa and a BBA in transportation and logistics from Iowa State University. He is a CFA charterholder and a member of the Iowa Society of Financial Analysts.


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JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


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JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a



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member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2004, Principal - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.


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The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


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Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.


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The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik





PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.


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MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:


The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


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DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Principal Investors Fund, Inc. with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:

       Bond & Mortgage
       Securities              0.55%     Partners MidCap Growth          1.00%
       Disciplined LargeCap
       Blend                   0.60%     Partners MidCap Growth I        1.00%
       Diversified
       International           0.90%     Partners MidCap Value           1.00%
       Government Securities   0.40%     Partners SmallCap Growth II     1.00%
       International
       Emerging Markets        1.35%     Preferred Securities            0.75%
       LargeCap Growth         0.55%     Principal LifeTime 2010       0.1225%
       LargeCap S&P 500
       Index                   0.15%     Principal LifeTime 2020       0.1225%
       LargeCap Value          0.45%     Principal LifeTime 2030       0.1225%
       MidCap Blend            0.65%     Principal LifeTime 2040       0.1225%
       Money Market            0.40%     Principal LifeTime 2050       0.1225%
       Partners LargeCap                 Principal LifeTime
       Blend                   0.75%     Strategic Income              0.1225%
       Partners LargeCap
       Blend I                 0.45%     Real Estate Securities          0.85%
       Partners LargeCap
       Growth I                0.75%     Short-Term Bond                 0.40%
       Partners LargeCap
       Growth II               1.00%     SmallCap Blend                  0.75%
       Partners LargeCap
       Value                   0.80%     SmallCap Value                  0.75%




The Fund also entered into agreements with the Manager for the Funds which were added after the close of the fiscal year. Under those agreements, each Fund will pay the Manager at an annual rate (calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Equity Income                     0.60        0.58        0.56         0.55
Inflation Protection              0.40        0.38        0.36         0.35
Tax-Exempt Bond                   0.50        0.48        0.46         0.45




The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II and Tax-Exempt Bond Funds intend to rely on the order.


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PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS


FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND
The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:


.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection, Short-Term Bond and Tax-Exempt Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Equity Income, Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.


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.. The other Funds (except Money Market) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be;
.. invested in shares of another Principal Investors Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


The Tax-Exempt Bond Fund intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.


MONEY MARKET FUND

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

HOW TO BUY FUND SHARES


Your Registered Representative will help you open an account and buy fund shares. Principal Investors Funds are "load" funds which means you pay a sales charge for the assistance of your Registered Representative. The Fund may reject or cancel any purchase order for any reason. Your Registered Representative will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Registered Representative can also help you choose the share class that is appropriate for you. Registered representatives may receive different compensation depending upon which class of shares are purchased. As previously explained, the sales charge for Class A shares may be reduced or eliminated for certain purchases or for purchases of sufficient size, including the Fund's rights of accumulation and statement of intention programs. Your Registered Representative can explain each of these arrangements to you and help you determine whether your investment qualifies for a reduced sales charge. Class B shares are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become participants of such plans on or after that date.


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CHOOSING A SHARE CLASS

INITIAL INVESTMENT. . After deciding in which Fund(s) to invest, you need to decide which share class you prefer. The sales charges and expenses of Class A and Class B shares are described in "The Costs of Investing" section of this prospectus. You generally pay a sales charge at the time you purchase Class A shares, but Class A shares have lower annual operating expenses than Class B shares. You do not pay a sales charge at the time you purchase Class B shares, but if you sell Class B shares within six years from the date of purchase, you must generally pay a deferred sales charge at that time. Class B shares have higher annual operating expenses than Class A shares, but Class B shares automatically convert to Class A shares after seven years.

Your initial share class selection should reflect a number of factors, including:
.. the dollar amount you are investing (if you invest $50,000 or more, the Class
  A sales charge is reduced)
.. the amount of time you plan to hold the investment (redemptions of Class B shares held for at least six years are not subject to a contingent deferred sales charge)
.. any plans you have to make additional investments in the Fund (the Fund's rights of accumulation and statement of intention programs could result in your paying a reduced sales charge for Class A shares).

NOTE: Any initial investment in the Funds of $100,000 or more will be deemed to be a request to purchase Class A shares. If your initial investment in shares of the Fund(s) is less than $100,000, you may purchase either Class A or Class B shares.


SUBSEQUENT INVESTMENT. . If you initially invest in Class B shares, the share class you purchase with any subsequent investment will depend upon the value your Class B share accounts achieve prior to the time you make the subsequent investment (or the aggregate of Class B, Class A and Class J shares, if you own such shares). If the value of your Class B, A and J share Fund accounts reaches $100,000 before you make a subsequent investment, your subsequent investment will be applied to purchase Class A shares. If the value of your Class B, A and J Fund accounts has not reached $100,000 before you make the subsequent investment, you may purchase additional Class B shares, so long as the subsequent investment is less than $100,000.


COMPLETING THE FUND APPLICATION
Fill out the Principal Investors Fund application* completely. You must include:
.. the name(s) you want to appear on the account;
.. the code of the Fund(s) in which you want to invest;
.. your choice of Class A or Class B shares;
.. the amount of the investment;
.. your Social Security number or Taxpayer I.D. number;
.. other required information (may include corporate resolutions, trust agreements, etc.); and
.. if you are eligible for a reduced sales charge for Class A shares, either through the Fund's statement of intention, rights of accumulation or other sales charge reduction programs, you must also complete the "Sales Charge Reduction Privileges" section of the application, and provide all of the pertinent information requested.
  * An application is included with this prospectus. A different application is needed for a Principal Investors Fund IRA, Coverdell Education Savings Account, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Investors Funds for more information.


Each Fund requires a minimum initial investment:

..  Regular Accounts                              $1,000
..  Uniform Transfer to Minor Accounts            $  500
..  IRA Accounts                                  $  500
..  Coverdell Education Savings Account           $  500


Subsequent investment minimums are $100. However, if your investments are made using an Automatic Investment Plan, the investment minimum is $50 ($100 for Money Market Fund).


NOTE: The minimum investment applies on a Fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised


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     and approved by Princor; Principal Investors Fund asset allocation programs; Automatic Investment Plans; and Money Market Fund.

Class B shares of Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

INVEST BY MAIL
.. Send a check and completed application to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.

ORDER BY TELEPHONE
.. Registered representatives on behalf of shareholders of Principal Investors
  Fund Class A, B, or J shares may call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).

NOTES:

.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Have your Registered Representative call Principal Investors Fund for an account number and wiring instructions.
.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248

   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class A or Class B
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).


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ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.

.. Have your Registered Representative call Principal Investors Fund for an account number, Automated Clearing House (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

.. For Money Market (Class A) only - You may set up direct deposit to an existing
  Money Market account via UMB Bank, N.A. Provide a voided check or deposit slip to the entity making the payment(s) to you and request funds be forwarded to your account.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund(except the Money Market Fund which has a minimum of $100).
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. The election may also be discontinued by calling Principal Investors Fund if telephone services apply to the originating account. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when the NYSE is open for normal business


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Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Principal Investors Fund, Inc. may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Within 60 days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Funds' Class A shares without a sales charge if the shares that were sold were:
.. Class A shares on which a sales charge was paid;
.. Class A shares acquired by conversion of Class B shares; or .. Class B shares on which a CDSC was paid.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A medallion signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).


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.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

SELL SHARES BY CHECKWRITING (CLASS A SHARES OF MONEY MARKET FUND ONLY)
.. Checkwriting must be elected on initial application or by written request to Principal Investors Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
.. The Fund can only sell shares after your check making the Fund investment has cleared your bank.
.. Checks must be written for at least $500.
.. Checks are drawn on UMB Bank, N.A. and its rules concerning checking accounts apply.
.. If the account does not have sufficient funds to cover the check, it is marked
  "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
.. Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by UMB).
.. Checkwriting is only available for non-qualified accounts.
.. Neither the Fund, UMB nor the Manager shall incur any liability for honoring the checks, selling shares to pay checks or for returning checks unpaid.
.. Checkwriting may be converted to a point-of-purchase debit from your account.
  This only applies if such service is available at the business with which you are doing business.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions; or .. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



10% WITHDRAWAL PRIVILEGE . Sales may be subject to a CDSC. Up to 10% of the value of your Class A or Class B share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


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REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee when $30,000 or more of Class A or Class B shares are redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


You may exchange shares by:
.. sending a written request to:
    Principal Investors Fund
    P.O. Box 10423
    Des Moines, Iowa 50306 - 0423
.. completing an Exchange Authorization Form (call us to obtain the form) .. via the Internet at www.principal.com
.. calling us, if you have telephone privileges on the account.

Your shares in the Funds (except Class A shares of the Short-Term Bond, LargeCap S&P 500 Index and Money Market Funds) may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund.


SHORT-TERM BOND AND LARGECAP S&P 500 INDEX FUNDS
.. Shares purchased prior to November 7, 2005 may be exchanged into Class A shares of any other Principal Investors Fund without a sales charge.
.. Shares purchased on or after November 7, 2005 and exchanged into any other
  Principal Investors Fund (except Money Market) within one year of purchase are subject to a sales charge. The amount of the sales charge is (a) minus (b) multiplied by (c) where:
    (a) is the sales charge* of the Fund(s) into which you are exchanging;
    (b) is the sales charge* on the Short-Term Bond or LargeCap S&P 500 Index Funds; and
    (c) is the dollar amount of the exchange**.
    * see The Costs of Investing - Front-end sales charge:Class A shares for the sales charge tables for all Principal Investors Funds.
    ** In the case of exchanging some but not all of the shares in an account, the shares not subject to a sales charge (including shares purchased at NAV and shares purchased through the reinvestment of capital gains and/or dividiends) are exchanged first.


     Example: You purchased $10,000 worth shares of the Short-Term Bond Fund.
           You paid a sales charge of $150 (1.50% multiplied by $10,000). Eight months later, you exchange $2,000 out of the Short-Term Bond Fund and into the Bond & Mortgage Securities Fund. The Bond & Mortgage Securities Fund has a sales charge of 4.75%. The sales charge on the exchange is $65 (4.75% - 1.50% multiplied by $2,000 = $65).

The sales charge is not imposed on exchanges from the Short-Term Bond or LargeCap S&P 500 Index Fund after the one year period has expired. If you purchased your shares of the Short-Term Bond and/or LargeCap S&P 500 Index Funds at NAV, those shares are not subject to the sales charge if you exchange them.



EXCHANGES FROM MONEY MARKET FUND
Class A shares of Money Market Fund may be exchanged into:
.. Class A shares of other Principal Investors Funds.
  . If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  . If Money Market Fund shares were acquired by (1) exchange from other Funds,
    (2) conversion of Class B shares or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
.. Class B shares of other Principal Investors Funds - subject to the CDSC.


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Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;


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  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Funds; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and .. Increase expenses of the Funds due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.


The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.



Currently the Funds, except the Money Market Fund, impose a redemption fee on redemptions of $30,000 or more of Class A or Class B shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Funds.

In addition, if the Manager, or a Fund, deem frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
.. Increasing the redemption fee to 2%, or such higher amount as may be permitted by law;
.. Increasing the redemption fee period from 30 days to as much as 90 days;
.. Applying the redemption fee to redemptions of less than $30,000;
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders"; and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


STATEMENTS

You will receive quarterly statements for the Funds you own. e statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes


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information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan;
  . are purchases or sales under an automatic exchange election; or . conversion of Class B shares into Class A shares (seven years after purchase).
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 (in the aggregate) from the Funds;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;

.. to add telephone transaction services, checkwriting and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.


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TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
.. may be given by calling us at 1-800-247-4123 between 7 a.m. and 7 p.m. Central
  Time on any day that the NYSE is open;
.. may be given by accessing our website at www.principal.com (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at www.principal.com). Note: only certain transactions are available on-line.
.. must be received, in their entirety, by us before the close of the NYSE
  (generally 3:00 p.m. Central Time) to be effective the day of your request;
.. are effective the next business day if not received until after the close of the NYSE; and
.. may be given to the registered representative(s) listed on your account(s) who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Principal Investors Fund, Inc. through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Investors Fund, Inc. at 1-800-247-4123. You may notify the Principal Investors Fund, Inc. in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS
Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. They will also receive a semiannual financial report that is unaudited.


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PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial statements for the Fund (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semi-annual report for the Fund, you may telephone 1-800-247-4123.


The information for the Equity Income Fund and the Tax-Exempt Bond Fund has been derived from the financial statements for their predecessor funds, Principal Equity Income Fund, Inc. and the Principal Tax-Exempt Bond Fund, Inc., respectively (the "Predecessor Funds"). The financial statements for the Predecessor Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements for the Predecessor Funds, is included in the most recent annual report for the Predecessor Funds. To receive a copy of the latest annual or semiannual report for the Fund or the Predecessor Funds, you may telephone 1-800-247-4123.


Class A and Class B shares for Funds other than Equity Income and Tax-Exempt Bond began operations on June 28, 2005 and, therefore, no financial highlights exist at this time.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004      2003      2002       2001         2000
                          ----          ----      ----      ----       ----         ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.22        $9.38     $8.57    $10.69     $18.40       $17.86
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20         0.35      0.36      0.31       0.20         0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.67         0.84      0.81     (2.14)     (4.05)        1.68
                           ----         ----      ----     -----      -----         ----
 Total From Investment
            Operations     0.87         1.19      1.17     (1.83)     (3.85)        1.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.35)    (0.36)    (0.29)     (0.20)       (0.27)
 Distributions from
  Realized Gains......       --           --        --        --      (3.66)       (1.14)
  ----                                                                -----        -----
   Total Dividends and
         Distributions    (0.20)       (0.35)    (0.36)    (0.29)     (3.86)       (1.41)
                          -----        -----     -----     -----      -----        -----
Net Asset Value, End
 of Period............   $10.89       $10.22     $9.38     $8.57     $10.69       $18.40
                         ======       ======     =====     =====     ======       ======
Total Return /(b)/ ...     8.54%/(e)/  12.95%    13.86%   (17.30)%   (25.74)%      12.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $81,049      $69,482   $60,703   $57,881    $72,581     $101,352
 Ratio of Expenses to
  Average Net Assets..     1.30%/(f)/   1.27%     1.46%     1.48%      1.31%        1.23%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.30%/(f)/   1.27%       --        --         --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.82%/(f)/   3.56%     4.02%     3.15%      1.51%        1.59%
 Portfolio Turnover
  Rate................     84.1%/(f)/  134.7%     19.1%     79.4%     106.2%       150.8%

                          2005/(D)/     2004      2003      2002       2001         2000
                          ----          ----      ----      ----       ----         ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.18        $9.34     $8.53    $10.64     $18.37       $17.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.26      0.28      0.21       0.10         0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         0.85      0.80     (2.11)     (4.07)        1.69
                           ----         ----      ----     -----      -----         ----
 Total From Investment
            Operations     0.82         1.11      1.08     (1.90)     (3.97)        1.83
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.27)    (0.27)    (0.21)     (0.10)       (0.15)
 Distributions from
  Realized Gains......       --           --        --        --      (3.66)       (1.14)
  ----                                                                -----        -----
   Total Dividends and
         Distributions    (0.16)       (0.27)    (0.27)    (0.21)     (3.76)       (1.29)
                          -----        -----     -----     -----      -----        -----
Net Asset Value, End
 of Period............   $10.84       $10.18     $9.34     $8.53     $10.64       $18.37
                         ======       ======     =====     =====     ======       ======
Total Return /(b)/ ...     8.06%/(e)/  12.06%    12.85%   (18.02)%   (26.41)%      11.30%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,774      $11,415    $9,775    $9,982    $15,152      $19,624
 Ratio of Expenses to
  Average Net Assets..     2.10%/(f)/   2.10%     2.34%     2.37%      2.15%        2.00%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.13%/(f)/   2.10%       --        --         --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.00%/(f)/   2.72%     3.14%     2.19%      0.66%        0.82%
 Portfolio Turnover
  Rate................     84.1%/(f)/  134.7%     19.1%     79.4%     106.2%       150.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003       2002          2001        2000
                           ----           ----       ----       ----          ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.48        $12.31     $12.29     $12.10        $11.65      $11.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.23          0.46       0.47      0.48/(f)/      0.54        0.59
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.18       0.05      0.18/(f)/      0.51        0.06
                           -----          ----       ----      ----           ----        ----
 Total From Investment
            Operations      0.15          0.64       0.52       0.66          1.05        0.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)        (0.44)     (0.45)     (0.47)        (0.55)      (0.58)
 Distributions from
  Realized Gains......     (0.21)        (0.03)     (0.05)        --         (0.05)      (0.11)
   ----                    -----         -----      -----                    -----       -----
   Total Dividends and
         Distributions     (0.43)        (0.47)     (0.50)     (0.47)        (0.60)      (0.69)
                           -----         -----      -----      -----         -----       -----
Net Asset Value, End
 of Period............    $12.20        $12.48     $12.31     $12.29        $12.10      $11.65
                          ======        ======     ======     ======        ======      ======
Total Return /(b)/ ...      1.28%/(d)/    5.31%      4.25%      5.64%         9.28%       5.81%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $161,389      $166,930   $178,379   $183,100      $167,016    $163,846
 Ratio of Expenses to
  Average Net Assets..      0.79%/(e)/    0.76%      0.81%      0.77%         0.82%       0.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.78%/(e)/    3.72%      3.71%      4.02%/(f)/    4.59%       5.12%
 Portfolio Turnover
  Rate................      50.3%/(e)/    70.3%      31.2%      60.0%         51.8%        7.6%

                           2005/(C)/      2004       2003       2002          2001        2000
                           ----           ----       ----       ----          ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.55        $12.36     $12.32     $12.16        $11.71      $11.70
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.41       0.38      0.38/(g)/      0.48        0.57
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)         0.15       0.07      0.17/(g)/      0.51        0.07
                           -----          ----       ----      ----           ----        ----
 Total From Investment
            Operations      0.13          0.56       0.45       0.55          0.99        0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.34)     (0.36)     (0.39)        (0.49)      (0.52)
 Distributions from
  Realized Gains......     (0.21)        (0.03)     (0.05)        --         (0.05)      (0.11)
   ----                    -----         -----      -----                    -----       -----
   Total Dividends and
         Distributions     (0.41)        (0.37)     (0.41)     (0.39)        (0.54)      (0.63)
                           -----         -----      -----      -----         -----       -----
Net Asset Value, End
 of Period............    $12.27        $12.55     $12.36     $12.32        $12.16      $11.71
                          ======        ======     ======     ======        ======      ======
Total Return /(b)/ ...      1.06%/(d)/    4.88%      3.68%      4.67%         8.70%       5.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,809       $10,742    $13,254    $13,848       $12,122     $10,744
 Ratio of Expenses to
  Average Net Assets..      1.21%/(e)/    1.15%      1.44%      1.60%         1.33%       1.37%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.36%/(e)/    3.32%      3.07%      3.19%/(g)/    4.07%       4.60%
 Portfolio Turnover
  Rate................      50.3%/(e)/    70.3%      31.2%      60.0%         51.8%        7.6%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.

APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of Principal Investors Fund, Inc., performance numbers shown would differ. Although Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


The following pages contain information on the historical performance of each Fund's Class A shares. Historical performance for periods prior to the date on which a Fund's Class A shares were first offered for sale (as indicated in the tables on the following pages) is based on the performance of another share class. In the case of the Equity Income Fund and the Tax-Exempt Bond Fund, performance is based on the performance of the Class A shares of each Fund's predecessor. In the case of each other Fund, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Class A shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit www.principal.com and click on rates and values.

                                                                                                  AVERAGE ANNUAL TOTAL RETURNS*
                                                                                                  (THROUGH SEPTEMBER 30, 2005)


                                                                                                           YTD
                                                                                             ---------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                                   4.79
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                                                             2.77
 Morningstar Large Blend Category Average                                                                  3.49

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                                   7.47
Principal Global Investors Equity Income Composite                                                          N/A
 Russell 1000 Value Index                                                                                  5.72
 Morningstar Moderate Allocation Category Average                                                          3.60

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                                   9.74
 Columbus Circle Investors Large Capitalization Composite/(2)/                                            10.33
 Russell 1000 Growth Index                                                                                 2.22
 Morningstar Large Growth Category Average                                                                 2.90

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                                   2.18
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                             2.77
 Morningstar Large Blend Category Average                                                                  3.49

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                                   5.52
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                                  5.72
 Morningstar Large Value Category Average                                                                  4.02

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                                   2.10
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                                             2.77
 Morningstar Large Blend Category Average                                                                  3.49

                                                                                             ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                                                          1 YR
                                                                                             ---------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                                  14.84
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                                                            12.25
 Morningstar Large Blend Category Average                                                                 13.17

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                                  18.51
Principal Global Investors Equity Income Composite                                                          N/A
 Russell 1000 Value Index                                                                                 16.69
 Morningstar Moderate Allocation Category Average                                                         10.81

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                                  21.23
 Columbus Circle Investors Large Capitalization Composite/(2)/                                            23.97
 Russell 1000 Growth Index                                                                                11.60
 Morningstar Large Growth Category Average                                                                13.39

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                                  11.28
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                            12.25
 Morningstar Large Blend Category Average                                                                 13.17

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                                  15.22
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                                 16.69
 Morningstar Large Value Category Average                                                                 13.67

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                                  11.27
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                                            12.25
 Morningstar Large Blend Category Average                                                                 13.17

                                                                                             ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.





DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

EQUITY INCOME FUND (12/16/1992)
 CLASS A
Principal Global Investors Equity Income Composite
 Russell 1000 Value Index
 Morningstar Moderate Allocation Category Average

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A
 Columbus Circle Investors Large Capitalization Composite/(2)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND (12/06/2000)
 CLASS A
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index
 Morningstar Large Blend Category Average

*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.

DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

EQUITY INCOME FUND (12/16/1992)
 CLASS A
Principal Global Investors Equity Income Composite
 Russell 1000 Value Index
 Morningstar Moderate Allocation Category Average

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A
 Columbus Circle Investors Large Capitalization Composite/(2)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND (12/06/2000)
 CLASS A
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index
 Morningstar Large Blend Category Average

*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

                                                                                      AVERAGE ANNUAL TOTAL RETURNS*
                                                                                      (THROUGH SEPTEMBER 30, 2005)


                                                                        YTD        1 YR        3 YR        5 YR       10 YR
                                                                     -----------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                               3.49       12.43       16.10         N/A         N/A
Goldman Sachs Large Cap Blend Composite/(1)/                                                  18.18       -0.43       10.16
Wellington LargeCap Blend Composite/(2)/                                                      14.85       -2.67        8.94
 S&P 500 Index                                                         2.77       12.25       16.71       -1.49        9.48
 Morningstar Large Blend Category Average                              3.49       13.17       15.72       -1.17        8.23

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                               1.76       13.30       12.73         N/A         N/A
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/                                                                       20.46         N/A         N/A
 Russell 1000 Growth Index                                             2.22       11.60       14.74       -8.64        6.89
 Morningstar Large Growth Category Average                             2.90       13.39       14.62       -7.28        6.94

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                               0.88        9.79       13.20         N/A         N/A
American Century Large Cap Growth Equity Composite                                                        -7.02        5.96
 Russell 1000 Growth Index                                             2.22       11.60       14.74       -8.64        6.89
 Morningstar Large Growth Category Average                             2.90       13.39       14.62       -7.28        6.94

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                               3.55       12.76       17.74         N/A         N/A
Bernstein Diversified Value Composite                                                                      9.31         N/A
 Russell 1000 Value Index                                              5.72       16.69       20.48        5.76       11.52
 Morningstar Large Value Category Average                              4.02       13.67       17.75        4.45        9.27

                                                                     -----------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02
                                                                                                            ANNUAL TOTAL RETURNS*
                                                                                                          (YEAR ENDED DECEMBER 31)

                                                                         LIFE
                                                                       OF FUND                  2004        2003        2002
                                                                     --------------          -------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                                -2.64                  10.17       27.24       -25.34
Goldman Sachs Large Cap Blend Composite/(1)/                                                   14.01       29.00       -21.92
Wellington LargeCap Blend Composite/(2)/                                                        4.56       26.60       -24.05
 S&P 500 Index                                                           0.14                  10.87       28.67       -22.11
 Morningstar Large Blend Category Average                                0.17                   9.96       26.72       -22.02

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                                -5.06                   8.40       23.05       -28.33
T. Rowe Price Institutional Large Cap Growth Strategy                                          11.09       38.52       -24.94
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                              -4.36                   6.30       29.76       -27.88
 Morningstar Large Growth Category Average                              -4.00                   7.64       28.55       -27.73

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                -5.17                   8.55       25.20       -26.48
American Century Large Cap Growth Equity Composite                                              9.93       24.46       -26.11
 Russell 1000 Growth Index                                              -4.36                   6.30       29.76       -27.88
 Morningstar Large Growth Category Average                              -4.00                   7.64       28.55       -27.73

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                 7.12                  12.58       26.65       -14.15
Bernstein Diversified Value Composite                                                          14.48       30.28       -12.54
 Russell 1000 Value Index                                                5.29                  16.49       30.03       -15.52
 Morningstar Large Value Category Average                                3.83                  12.91       28.40       -18.92

                                                                     --------------          -------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02




                                                                        2001         2000         1999     1998   1997   1996
                                                                     -----------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                               -17.24
Goldman Sachs Large Cap Blend Composite/(1)/                           -10.54        -9.05       22.28     27.00  33.36  24.62
Wellington LargeCap Blend Composite/(2)/                               -12.79        -6.49       20.67     33.73  31.37  24.24
 S&P 500 Index                                                         -11.88        -9.11       21.04     28.58  33.36  22.96
 Morningstar Large Blend Category Average                              -13.68        -6.97       19.72     21.95  27.43  20.37

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                               -14.99
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                             -20.42       -22.42       33.16     38.71  30.49  23.12
 Morningstar Large Growth Category Average                             -23.63       -14.09       39.72     33.58  25.00  18.95

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                               -18.46
American Century Large Cap Growth Equity Composite                     -18.65       -14.71       34.68     36.77  29.28  14.92
 Russell 1000 Growth Index                                             -20.42       -22.42       33.16     38.71  30.49  23.12
 Morningstar Large Growth Category Average                             -23.63       -14.09       39.72     33.56  25.00  18.95

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                 4.84
Bernstein Diversified Value Composite                                    3.84        13.80
 Russell 1000 Value Index                                               -5.59         7.02        7.35     15.63  35.18  21.64
 Morningstar Large Value Category Average                               -5.37         5.47        6.63     13.10  27.01  20.79

                                                                     -----------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charg     re     ec
 results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02




                                                                      1995
                                                                     -------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A
Goldman Sachs Large Cap Blend Composite/(1)/                          37.48
Wellington LargeCap Blend Composite/(2)/                              33.94
 S&P 500 Index                                                        37.58
 Morningstar Large Blend Category Average                             31.99

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                            37.19
 Morningstar Large Growth Category Average                            32.27

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A
American Century Large Cap Growth Equity Composite                    20.35
 Russell 1000 Growth Index                                            37.19
 Morningstar Large Growth Category Average                            32.27

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A
Bernstein Diversified Value Composite
 Russell 1000 Value Index                                             38.35
 Morningstar Large Value Category Average                             32.28

                                                                     -------
*The Average Annual Total Returns and the Annual Total Returns do not      ct sales charges; if sales charges were reflected,
 results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

                                                                                              AVERAGE ANNUAL TOTAL RETURNS*
                                                                                               (THROUGH SEPTEMBER 30, 2005)


                                                                                                    YTD
                                                                                      ---------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                            7.00
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                              10.07
 Morningstar Mid-Cap Blend Category Average                                                         6.75

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                            7.69
Turner Midcap Growth Composite
 Russell Midcap Growth Index                                                                        8.37
 Morningstar Mid-Cap Growth Category Average                                                        6.41

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                            8.43
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                                        8.37
 Morningstar Mid-Cap Growth Category Average                                                        6.41

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                            8.96
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                                        11.16
 Morningstar Mid-Cap Value Category Average                                                         6.60

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                            4.54
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                                          2.51
 Morningstar Small Growth Category Average                                                          4.02

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                           10.39
Principal Capital - REI Real Estate Composite
 MSCI US REIT Index                                                                                10.21
 Morningstar Specialty - Real Estate Category Average                                               8.87
                                                                                      ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                                   1 YR                3 YR
                                                                                      ----------------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                           17.90               19.31
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                              25.10               25.99
 Morningstar Mid-Cap Blend Category Average                                                        19.33               21.57

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                           25.24               23.86
Turner Midcap Growth Composite                                                                     26.16               24.48
 Russell Midcap Growth Index                                                                       23.47               24.92
 Morningstar Mid-Cap Growth Category Average                                                       20.29               19.58

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                           22.18                 N/A
Mellon Mid Cap Growth Composite                                                                                        22.44
 Russell Midcap Growth Index                                                                       23.47               24.92
 Morningstar Mid-Cap Growth Category Average                                                       20.29               19.58

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                           22.21               22.94
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                                        26.13               26.68
 Morningstar Mid-Cap Value Category Average                                                        18.77               22.14

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                           19.70               19.97
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                                         17.97               23.23
 Morningstar Small Growth Category Average                                                         18.53               21.17

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                           29.50               26.79
Principal Capital - REI Real Estate Composite
 MSCI US REIT Index                                                                                 27.1               25.68
 Morningstar Specialty - Real Estate Category Average                                              26.23               25.93
                                                                                      ----------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
                                                                                                                           ANNUAL
                                                                                                                            TOTAL
                                                                                                                          RETURNS*
                                                                                                     LIFE                (YEAR ENDED
                                                                                      5 YR   10 YR  OF FUND       2004   2003EMBER
                                                                                                                             31)




                                                                                      -----------------------     --------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A    8.86        17.21  31.21
Principal Global Investors Mid Cap Blend Composite                                     8.74  11.96            -   17.98  33.14
 Russell Midcap Index                                                                  7.17  12.59    8.39        20.22  40.08
 Morningstar Mid-Cap Blend Category Average                                            6.52  11.22    7.80        16.00  36.42

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A   -3.69        11.43  47.71
Turner Midcap Growth Composite                                                        -8.85    N/A                11.36  49.64
 Russell Midcap Growth Index                                                          -4.50   9.10    0.73        15.48  42.72
 Morningstar Mid-Cap Growth Category Average                                          -4.36   8.17   -0.56        12.93  36.09

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                N/A    N/A   11.28        11.16
Mellon Mid Cap Growth Composite                                                         N/A    N/A                12.15  40.70
 Russell Midcap Growth Index                                                          -4.50   9.10   13.67        15.48  42.72
 Morningstar Mid-Cap Growth Category Average                                          -4.36   8.17   11.12        12.93  36.09

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A   11.08        21.66  34.96
Neuberger Berman MidCap Value Composite                                               11.81  13.72                23.17  36.96
 Russell Midcap Value Index                                                           13.95  14.01   12.58        23.71  38.06
 Morningstar Mid-Cap Value Category Average                                           10.85  11.87   10.50        17.90  34.38

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                N/A    N/A   -3.23        10.03  43.74
UBS U.S. Small Capitalization Growth Equity Composite/(1)/                             2.11  11.63                11.04  45.25
Emerald Diversified Small Cap Growth Composite/(2)/                                   -2.32   8.88                 3.39  50.61
 Russell 2000 Growth Index                                                            -2.54   4.67    2.06        14.31  48.53
 Morningstar Small Growth Category Average                                            -1.45   8.13    2.18        12.09  45.00

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A   20.14        33.14  37.30
Principal Capital - REI Real Estate Composite                                         27.93  20.47                34.72  39.05
 MSCI US REIT Index                                                                   19.19  14.64   19.35        31.49  36.74
 Morningstar Specialty - Real Estate Category Average                                 18.54  15.05   18.73        31.88  36.89
                                                                                      ------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                       2002    2001    2000    1999
                                                                                      --------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                               -8.91   -3.76
Principal Global Investors Mid Cap Blend Composite                                     -8.72   -3.49   13.49   12.37
 Russell Midcap Index                                                                 -16.19   -5.63    8.25   18.23
 Morningstar Mid-Cap Blend Category Average                                           -17.08   -4.96    3.37   18.70

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                              -31.56  -27.98
Turner Midcap Growth Composite                                                        -32.55  -28.36   -8.10  126.09
 Russell Midcap Growth Index                                                          -27.40  -20.16  -11.74   51.29
 Morningstar Mid-Cap Growth Category Average                                          -27.53  -21.28   -6.90   63.90

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A
Mellon Mid Cap Growth Composite                                                       -26.12  -16.73
 Russell Midcap Growth Index                                                          -27.40  -20.16  -11.74   51.29
 Morningstar Mid-Cap Growth Category Average                                          -27.53  -21.28   -6.90   63.90

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                              -10.59   -2.51
Neuberger Berman MidCap Value Composite                                               -10.53   -2.20   29.70    8.04
 Russell Midcap Value Index                                                            -9.65    2.34   19.18   -0.11
 Morningstar Mid-Cap Value Category Average                                           -12.91    6.40   16.82    7.78

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                              -25.35  -21.21
UBS U.S. Small Capitalization Growth Equity Composite/(1)/                            -17.76  -10.83   24.24   45.42
Emerald Diversified Small Cap Growth Composite/(2)/                                   -29.06   -6.29  -25.36  100.03
 Russell 2000 Growth Index                                                            -30.25   -9.23  -22.43   43.09
 Morningstar Small Growth Category Average                                            -28.42   -9.02   -5.71   61.45

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                7.81    7.52
Principal Capital - REI Real Estate Composite                                           8.06    8.73   31.15   -3.01
 MSCI US REIT Index                                                                     3.64   12.83   26.81   -4.55
 Morningstar Specialty - Real Estate Category Average                                   4.10    8.93   25.83   -3.35
                                                                                      --------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                       1998   1997   1996    1995
                                                                                      -----------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A
Principal Global Investors Mid Cap Blend Composite                                      4.72  24.95  18.66   33.39
 Russell Midcap Index                                                                  10.10  29.01  19.00   34.46
 Morningstar Mid-Cap Blend Category Average                                             6.77  26.45  20.44   28.71

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A
Turner Midcap Growth Composite                                                         26.33  41.77
 Russell Midcap Growth Index                                                           17.86  22.54  17.48   33.98
 Morningstar Mid-Cap Growth Category Average                                           17.51  17.05  16.99   34.79

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                           17.86  22.54  17.48   33.98
 Morningstar Mid-Cap Growth Category Average                                           17.51  17.05  16.99   34.79

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A
Neuberger Berman MidCap Value Composite                                               -10.66  32.66  28.08   35.23
 Russell Midcap Value Index                                                             5.09  34.37  20.26   34.93
 Morningstar Mid-Cap Value Category Average                                             3.92  26.04  20.50   29.27

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A
UBS U.S. Small Capitalization Growth Equity Composite/(1)/                            -10.81  22.93  18.54   23.44
Emerald Diversified Small Cap Growth Composite/(2)/                                   -10.59  26.20  21.05   46.51
 Russell 2000 Growth Index                                                              1.23  12.95  11.26   31.04
 Morningstar Small Growth Category Average                                              4.49  18.19  19.99   35.44

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A
Principal Capital - REI Real Estate Composite                                         -10.20  19.83
 MSCI US REIT Index                                                                   -16.90  18.58  35.89   12.90
 Morningstar Specialty - Real Estate Category Average                                 -15.79  23.05  31.68   15.17
                                                                                      -----------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales ch       i     es     ges      reflected,
 results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS

                                                                     AVERAGE ANNUAL TOTAL RETURNS*                          ANNUAL
                                                                     (THROUGH SEPTEMBER 30, 2005)                            TOTAL
                                                                                                                           RETURNS*
                                                                                                     LIFE                    (YEAR
                                                             YTD    1 YR    3 YR    5 YR   10 YR   OF FUND          2004    2003ED
                                                                                                                           DECEMBER
                                                                                                                              31)



                                                            -------------------------------------------------      ----------------
SMALLCAP BLEND FUND (12/06/2000)
 CLASS A                                                    8.55   22.51   21.84     N/A     N/A    11.10          15.69   41.83
Principal Global Investors Small Company Blend Composite                           10.62     N/A                   17.42   44.31
 Russell 2000 Index                                         3.38   17.95   24.12    6.45    9.37     8.42          18.33   47.25
 Morningstar Small Blend Category Average                   5.52   19.24   23.25   10.07   11.77    10.87          18.86   42.77

SMALLCAP VALUE FUND (12/06/2000)
 CLASS A                                                    7.66   21.50   23.99     N/A     N/A    15.97          18.85   42.22
Principal Global Investors Small Cap Value Composite                               16.84   13.01                   20.52   44.40
 Russell 2000 Value Index                                   4.02   17.75   24.89   15.18   13.33    14.15          22.25   46.02
 Morningstar Small Value Category Average                   5.31   18.61   24.23   14.59   13.05    14.52          20.58   42.71
                                                            -------------------------------------------------      ----------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                                                             2002     2001    2000    1999    1998   1997   1996    1995
                                                            --------------------------------------------------------------
SMALLCAP BLEND FUND (12/06/2000)
 CLASS A                                                    -17.67    6.85
Principal Global Investors Small Company Blend Composite    -18.14    5.67   19.86   12.50   -11.27  15.89
 Russell 2000 Index                                         -20.48    2.49   -3.02   21.26    -2.55  22.36  16.50   28.45
 Morningstar Small Blend Category Average                   -16.17    8.41   12.84   18.18    -3.64  26.12  19.66   25.51

SMALLCAP VALUE FUND (12/06/2000)
 CLASS A                                                     -3.51    9.10
Principal Global Investors Small Cap Value Composite         -1.94    8.93   12.05   -8.92    -6.03  33.65  28.44
 Russell 2000 Value Index                                   -11.42   14.02   22.83   -1.49    -6.45  31.78  21.37   25.75
 Morningstar Small Value Category Average                   -10.25   17.31   16.98    4.49    -6.99  30.04  25.53   25.13
                                                            --------------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges;       es     ge     e r     ted,
 results would be lower.

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS


PERFORMANCE RESULTS - INTERNATIONAL EQUITY FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                               (THROUGH SEPTEMBER 30, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999
                        --------------------------------------------     ---------------------------------------------
DIVERSIFIED
INTERNATIONAL FUND
(12/06/2000)
 CLASS A                16.59  34.42  25.21    N/A    N/A    3.96        19.53  33.34  -16.84  -24.76
Principal Global
Investors
International Large
Cap Composite                                 4.13   8.52                21.86  33.76  -15.04  -24.86   -7.57  25.78
 Citigroup BMI Global
 ex-US Index            13.02  30.65  28.37   5.81   7.55    7.25        22.23  42.15  -13.81  -20.08  -12.04  28.75
 Morningstar Foreign
 Large Blend Category
 Average                 9.69  25.15  22.03   1.15   6.25    2.42        17.59  33.32  -16.91  -21.83  -16.02  40.08

INTERNATIONAL EMERGING
MARKETS FUND
(12/06/2000)
 CLASS A                25.71  50.62  37.89    N/A    N/A   17.18        24.95  55.89   -7.56   -4.15
Principal Global
Investors
International Emerging
Markets Equity
Composite                                    14.35  11.73                26.57  58.24   -6.80   -3.70  -28.63  63.25
 MSCI Emerging Markets
 Free Index - NDTR      25.03  46.58  39.06    N/A    N/A   18.45        25.56  55.82   -6.18   -2.61
 Morningstar
 Diversified Emerging
 Markets Category       23.34  44.04  36.80  14.08   6.70   17.75
        23.75  55.30   -5.90   -3.73  -31.11  71.86
 Average
                        --------------------------------------------     ---------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                         1998   1997   1996    1995
                        -----------------------------
DIVERSIFIED
INTERNATIONAL FUND
(12/06/2000)
 CLASS A
Principal Global         10.47  12.43  24.54   14.07
Investors
International Large
Cap Composite
 Citigroup BMI Global    17.27   2.62   8.70   11.77
 ex-US Index
 Morningstar Foreign     13.55   5.99  12.31   10.76
 Large Blend Category
 Average

INTERNATIONAL EMERGING
MARKETS FUND
(12/06/2000)
 CLASS A
Principal Global        -17.59  11.38  25.57    7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets
 Free Index - NDTR
 Morningstar            -27.03  -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average                -----------------------------
*The Average Annual Tota      rn      t     nua     al Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - FIXED INCOME FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS*                                     ANNUAL TOTAL RETURNS*
                                (THROUGH SEPTEMBER 30, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR   OF FUND         2004    2003    2002    2001    2000    1999
                        ----------------------------------------------      -----------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
(12/06/2000)
 CLASS A                1.59   2.65   3.48    N/A     N/A     5.39          4.08    3.56    8.58    6.94
Principal Global
Investors Multi Sector
Fixed Income Composite                       7.10    6.85                   5.30    5.30    9.93    8.43   12.00   -0.57
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62    6.55     6.06          4.34    4.11   10.26    8.42   11.63   -0.82
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35   2.43   4.01   5.98    5.78     5.48          3.81    4.92    7.88    7.36    9.45   -1.22

GOVERNMENT & HIGH
QUALITY BOND FUND
(12/06/2000)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
 CLASS A                1.30   2.06   2.28    N/A     N/A     4.33          3.08    1.12    7.98    6.55
Principal Global
Investors Mortgage
Backed Securities
Composite                                    5.53    5.99                   3.72    1.97    8.84    7.51   11.08    0.22
 Lehman Brothers
 Government/Mortgage
 Index                  1.98   2.87   3.28   6.19    6.38     5.55          4.08    2.73   10.06    7.71   12.29   -0.54
 Morningstar
 Intermediate
 Government Category
 Average                1.45   2.28   2.47   5.34    5.41     4.88          3.39    2.15    9.07    6.84   10.76   -1.44

INFLATION PROTECTION
FUND (12/29/2004)
 CLASS A                2.09    N/A    N/A    N/A     N/A     2.39
 Lehman Brothers US
 Treasury TIPS Index    2.73   6.78   7.18   9.84     N/A                   8.46    8.39   16.56    7.89   13.18    2.63
 Morningstar Long-Term
 Government Category
 Average                3.12   5.45   5.11   8.35    7.04                   7.16    4.73   16.70    3.69   20.06   -8.08

PREFERRED SECURITIES
FUND (05/01/2002)
 CLASS A                1.09   3.47   4.93    N/A     N/A     5.65          3.74   10.06
Spectrum Preferred
Securities Composite                  8.13   9.35    8.28                   6.56   12.99    9.72   10.55   16.11   -5.05
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62    6.55     5.36          4.34    4.11   10.26    8.42   11.63   -0.82
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35   2.43   4.01   5.98    5.78     4.93          3.81    4.92    7.88    7.36    9.45   -1.22

TAX-EXEMPT BOND FUND
(03/20/1986)
 CLASS A                2.17   3.19   3.31   5.58    5.31     6.57          3.56    4.51    9.20    5.68    7.96   -3.17
 Lehman Brothers
 Municipal Bond Index   2.77   4.05   4.18   6.34    6.06     7.08          4.48    5.32    9.60    5.13   11.68   -2.06
 Morningstar Muni
 National Long          2.35   3.56   3.49   5.52    5.17     6.29          3.78    4.88    7.96    4.03   10.17   -4.86
 Category Average
                        ----------------------------------------------      -----------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1998   1997   1996    1995
                        ----------------------------
BOND & MORTGAGE
SECURITIES FUND
(12/06/2000)
 CLASS A
Principal Global         7.97  10.16   3.94   18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar             7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
(12/06/2000)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
 CLASS A
Principal Global         7.62   9.97   3.90   19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         8.72   9.54   3.68   17.81
 Government/Mortgage
 Index
 Morningstar             7.45   8.45   2.80   16.42
 Intermediate
 Government Category
 Average

INFLATION PROTECTION
FUND (12/29/2004)
 CLASS A
 Lehman Brothers US      3.95
 Treasury TIPS Index
 Morningstar Long-Term  10.62  12.34  -1.61   31.15
 Government Category
 Average

PREFERRED SECURITIES
FUND (05/01/2002)
 CLASS A
Spectrum Preferred       8.25  12.47   7.95   23.50
Securities Composite
 Lehman Brothers         8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

TAX-EXEMPT BOND FUND
(03/20/1986)
 CLASS A                 5.08   9.19   4.60   20.72
 Lehman Brothers         6.48   9.20   4.43   17.46
 Municipal Bond Index
 Morningstar Muni        5.31   9.27   3.31   17.14
 National Long
 Category Average       ----------------------------
*The Average Annual Tota     ur     d      nnu     tal Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - SHORT-TERM FIXED INCOME FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS*                                     ANNUAL TOTAL RETURNS*
                                (THROUGH SEPTEMBER 30, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR   OF FUND          2004   2003   2002   2001   2000   1999
                        ----------------------------------------------      -------------------------------------------
MONEY MARKET FUND
(03/01/01)
 CLASS A)               1.65   1.90   0.83    N/A     N/A     1.47           1.01   0.80   1.49
Principal Global
Investors Money Market
Composite                                    2.42    3.78                                         4.33   6.21   4.71
 Lehman Brothers U.S.
 Treasury Bellwethers
 3 Month Index          2.13   2.60   1.66   2.49    3.95     2.12          14.85   9.08   9.72   9.71   7.44   5.62

SHORT-TERM BOND FUND
(12/06/2000)
PREVIOUSLY HIGH
QUALITY SHORT-TERM
BOND FUND
 CLASS A                1.12   1.08   1.98    N/A     N/A     4.02           1.03   2.19   7.37   6.71
Principal Global
Investors Limited Term
Fixed Income Composite                       4.84     N/A                    1.58   3.02   8.01   7.19   8.81   1.05
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     0.86   1.01   2.50   5.21    5.62     4.84           1.85   3.35   8.12   9.03   8.91   2.09
 Morningstar
 Short-Term Bond        0.98   1.31   2.13   4.14    4.80     3.78           1.60   2.39   5.24   7.32   8.14   2.12
 Category Average
                        ----------------------------------------------      -------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1998  1997  1996   1995
                        -------------------------
MONEY MARKET FUND
(03/01/01)
 CLASS A)
Principal Global        5.13  5.10  4.95    5.53
Investors Money Market
Composite
 Lehman Brothers U.S.   6.02  8.33  8.29    7.10
 Treasury Bellwethers
 3 Month Index

SHORT-TERM BOND FUND
(12/06/2000)
PREVIOUSLY HIGH
QUALITY SHORT-TERM
BOND FUND
 CLASS A
Principal Global        6.79  6.64  4.88
Investors Limited Term
Fixed Income Composite
 Lehman Brothers        7.63  7.13  4.67   12.88
 Mutual Fund 1-5
 Gov't/Credit Index
 Morningstar            6.28  6.51  4.35   11.48
 Short-Term Bond
 Category Average       -------------------------
*The Average Annual Tota    tu    an    e A      Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

                                                                 AVERAGE ANNUAL TOTAL RETURNS*                         ANNUAL TOTAL
                                                                 (THROUGH SEPTEMBER 30, 2005)                            RETURNS*
                                                                                                                        (YEAR ENDED
                                                                                                 LIFE                  DECEMBER 31)
                                                         YTD    1 YR    3 YR    5 YR   10 YR   OF FUND          2004    2003


                                                        -------------------------------------------------      ----------------
PRINCIPAL LIFETIME 2010 FUND (03/01/2001)
 CLASS A                                                3.20   10.06   11.19     N/A     N/A     5.24          10.45   17.40
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Conservative Allocation Category Average   1.94    5.95    7.90    3.44    6.56     3.27           5.71   12.79

PRINCIPAL LIFETIME 2020 FUND (03/01/2001)
 CLASS A                                                4.73   12.90   12.90     N/A     N/A     5.45          10.90   20.04
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Moderate Allocation Category Average       3.60   10.81   12.40    2.21    7.65     3.53           8.62   20.06

PRINCIPAL LIFETIME 2030 FUND (03/01/2001)
 CLASS A                                                5.18   14.10   13.99     N/A     N/A     4.99          11.41   21.75
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Moderate Allocation Category Average       3.60   10.81   12.40    2.21    7.65     3.53           8.62   20.06

PRINCIPAL LIFETIME 2040 FUND (03/01/2001)
 CLASS A                                                5.56   15.11   14.72     N/A     N/A     5.09          11.57   22.91
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Moderate Allocation Category Average       3.60   10.81   12.40    2.21    7.65     3.53           8.62   20.06

PRINCIPAL LIFETIME 2050 FUND (03/01/2001)
 CLASS A                                                5.84   15.96   15.70     N/A     N/A     4.01          11.74   24.72
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Large Blend Category Average               3.49   13.17   15.72   -1.17    8.23     1.39           9.96   26.72

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (03/01/2001)
 CLASS A                                                1.95    7.41    9.23     N/A     N/A     4.96           9.76   13.95
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Conservative Allocation Category Average   1.94    5.95    7.90    3.44    6.56     3.27           5.71   12.79
                                                        -------------------------------------------------      ----------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                                                         2002     2001     2000    1999   1998   1997   1996    1995
                                                        --------------------------------------------------------------
PRINCIPAL LIFETIME 2010 FUND (03/01/2001)
 CLASS A                                                 -5.57
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Conservative Allocation Category Average    -3.15    -0.81    4.40    7.15   11.63  14.86  10.65   21.46

PRINCIPAL LIFETIME 2020 FUND (03/01/2001)
 CLASS A                                                 -8.18
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Moderate Allocation Category Average       -11.48    -4.63    1.66   10.34   13.20  19.35  14.15   25.72

PRINCIPAL LIFETIME 2030 FUND (03/01/2001)
 CLASS A                                                -11.20
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Moderate Allocation Category Average       -11.48    -4.63    1.66   10.34   13.20  19.35  14.15   25.72

PRINCIPAL LIFETIME 2040 FUND (03/01/2001)
 CLASS A                                                -13.72
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Moderate Allocation Category Average       -11.48    -4.63    1.66   10.34   13.20  19.35  14.15   25.72

PRINCIPAL LIFETIME 2050 FUND (03/01/2001)
 CLASS A                                                -16.88
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Large Blend Category Average               -22.02   -13.68   -6.97   19.72   21.95  27.43  20.37   31.99

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (03/01/2001)
 CLASS A                                                 -2.84
 S&P 500 Index                                          -11.88   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                     8.42     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Conservative Allocation Category Average    -3.15    -0.81    4.40    7.15   11.63  14.86  10.65   21.46
                                                        --------------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charge      s     ch      we     flected,
 results would be lower.

PERFORMANCE RESULTS - ASSET ALLOCATION FUNDS

IMPORTANT NOTES TO THE APPENDIX


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information, dated November 22, 2005, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http:// www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


                       PRINCIPAL INVESTORS FUND, INC.

 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


                The date of this Prospectus is November 22, 2005.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                             TABLE OF CONTENTS

Fund Descriptions.......................................................4

 Domestic Stocks - LargeCap Funds
  Disciplined LargeCap Blend Fund .......................................6

  LargeCap Growth Fund..................................................8

  LargeCap S&P 500 Index Fund...........................................10

  LargeCap Value Fund...................................................13

  Partners LargeCap Blend Fund..........................................16

  Partners LargeCap Blend Fund I........................................19

  Partners LargeCap Growth Fund.........................................22

  Partners LargeCap Growth Fund I.......................................25

  Partners LargeCap Growth Fund II......................................28

  Partners LargeCap Value Fund..........................................31

  Partners LargeCap Value Fund I........................................33

  Partners LargeCap Value Fund II .......................................35


 Domestic Stocks - MidCap Funds
  MidCap Blend Fund.....................................................37

  MidCap Growth Fund....................................................40

  MidCap S&P 400 Index Fund.............................................43

  MidCap Value Fund.....................................................46

  Partners MidCap Growth Fund...........................................49

  Partners MidCap Growth Fund I.........................................52

  Partners MidCap Growth Fund II........................................55

  Partners MidCap Value Fund............................................58

  Partners MidCap Value Fund I..........................................61


 Domestic Stocks - SmallCap Funds
  Partners SmallCap Blend Fund..........................................64

  Partners SmallCap Growth Fund I.......................................67

  Partners SmallCap Growth Fund II......................................70

  Partners SmallCap Growth Fund III.....................................73

  Partners SmallCap Value Fund ..........................................75

  Partners SmallCap Value Fund I........................................78

  Partners SmallCap Value Fund II.......................................81

  SmallCap Blend Fund...................................................83

  SmallCap Growth Fund..................................................86

  SmallCap S&P 600 Index Fund...........................................89

  SmallCap Value Fund...................................................92


 Fixed Income Funds
  Bond & Mortgage Securities Fund.......................................95

  Government & High Quality Bond Fund f/k/a Government Securities Fund ..100

  High Quality Intermediate-Term Bond Fund..............................103

  Inflation Protection Fund .............................................112

  Money Market Fund.....................................................115

  Preferred Securities Fund.............................................118

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........109

  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................98


 Balanced/Asset Allocation Funds


2                                                Principal Investors Fund
                                                          1-800-547-7754

  Principal LifeTime Strategic Income Fund..............................121

  Principal LifeTime 2010 Fund..........................................124

  Principal LifeTime 2020 Fund..........................................128

  Principal LifeTime 2030 Fund..........................................132

  Principal LifeTime 2040 Fund..........................................136

  Principal LifeTime 2050 Fund..........................................140


 Real Estate Fund
  Real Estate Securities Fund...........................................144


 International Stock Funds
  Diversified International Fund........................................147

  International Emerging Markets Fund ...................................150

  International Growth Fund .............................................152

  Partners Global Equity Fund...........................................155

  Partners International Fund...........................................157


General Information

 The Costs of Investing................................................. 159

 Certain Investment Strategies and Related Risks........................ 160

 Management, Organization and Capital Structure......................... 166

 Pricing of Fund Shares................................................. 184

 Purchase of Fund Shares................................................ 184

 Redemption of Fund Shares.............................................. 185

 Exchange of Fund Shares................................................ 185

 Frequent Trading and Market Timing (Abusive Trading Practices)......... 185

 Dividends and Distributions............................................ 186

 Fund Account Information............................................... 187

 Portfolio Holdings Information......................................... 187

 Financial Highlights................................................... 187

Appendix A..............................................................286

Additional Information..................................................307


Principal Investors Fund                                                3
www.principal.com

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. The Manager has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century") .. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")

.. Columbus Circle Investors ("CCI")*
.. Dimensional Fund Advisors Inc. ("Dimensional")
.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") .. Mazama Capital Management, Inc. ("Mazama")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (New York) Inc. ("UBS Global AM")

.. Vaughan Nelson Investment Management, LP ("Vaughan Nelson")
.. Wellington Management Company, LLP ("Wellington Management")

  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor") and Principal Life are members of the Principal Financial Group/(R)/.


The Funds offer five different classes of shares through this prospectus, each of which may be purchased through retirement plans though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Not all of the Funds or all Classes of each Fund are offered in every state. Please check with your financial advisor or our home office for state availability.


EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.


4                                                Principal Investors Fund
                                                          1-800-547-7754

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Advisors Select Class's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

Historical performance for Advisors Signature Class shares for periods prior to the date on which a Fund's Advisors Signature Class shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expense of the Fund's Advisors Signature Class shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                5
www.principal.com

DOMESTIC STOCKS - LARGECAP FUNDS


6                                                Principal Investors Fund
                                                          1-800-547-7754

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005 this range was between approximately $712 million and 401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Principal Investors Fund                                                7
www.principal.com

Principal has been the Fund's Sub-Advisor since December 30, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    27.39
2004    12.05

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 4.54%; Advisors Select Class is 4.56%; Advisors Preferred Class is
4.84%; Select Class is 4.98%; and Preferred Class is 5.05%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.50%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         11.78                                   N/A                         N/A
 ADVISORS SELECT CLASS.                  12.05                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                  12.23                                   N/A                         N/A
 SELECT CLASS..........                  12.41                                   N/A                         N/A
 PREFERRED CLASS.......                  12.58                                   N/A                         N/A
 S&P 500 Index ........                  10.87
 Morningstar Large
 Blend Category Average                   9.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            19.21
 CLASS* ...............

 ADVISORS SELECT CLASS.        19.44
 ADVISORS PREFERRED            19.64
 CLASS.................
 SELECT CLASS..........        19.85
 PREFERRED CLASS.......        20.01
 S&P 500 Index ........        19.45
 Morningstar Large             18.49
 Blend Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.60%     0.60%      0.60%    0.60%      0.60%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.48%     1.35%      1.17%    0.98%      0.86%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


8                                                Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $151  $468  $808  $1,768
 ADVISORS SELECT CLASS                                                                 137   428   739   1,624
 ADVISORS PREFERRED CLASS                                                              119   372   644   1,420
 SELECT CLASS                                                                          100   312   542   1,201
 PREFERRED CLASS                                                                        88   274   477   1,061



Principal Investors Fund                                                9
www.principal.com

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


10                                               Principal Investors Fund
                                                          1-800-547-7754

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001                    -24.75
2002                    -28.84
2003                    23.83
2004                    8.74

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 9.57%; Advisors Select Class is 9.57%;
Advisors Preferred Class is 9.78%; Select Class is 9.90%; and Preferred Class
is 10.04%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     13.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -23.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                       PAST 1 YEAR                               PAST 5 YEARS                 PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                           8.44                                       N/A                          N/A
 ADVISORS SELECT CLASS.                    8.74                                       N/A                          N/A
 ADVISORS PREFERRED
 CLASS.................                    8.72                                       N/A                          N/A
 SELECT CLASS..........                    8.85                                       N/A                          N/A
 PREFERRED CLASS.......                    9.01                                       N/A                          N/A
 Russell 1000 Growth
 Index ................                    6.30
 Morningstar Large
 Growth Category
 Average ..............                    7.64
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
 ///(//1//)
  /During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.
 ///(//2//)
  /During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.
                           LIFE OF FUND**
 ADVISORS SIGNATURE          -8.65/(1)/
 CLASS* ...............

 ADVISORS SELECT CLASS.      -9.28
 ADVISORS PREFERRED          -8.38/(//1//)/
 CLASS.................
 SELECT CLASS..........      -8.64/(2)/
 PREFERRED CLASS.......      -8.97
 Russell 1000 Growth         -5.68
 Index ................
 Morningstar Large           -5.43
 Growth Category
 Average ..............
  Index performance does not      ct deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
 ///(//1//)
  /During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.
 ///(//2//)
  /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.55%     0.55%      0.55%    0.55%      0.55%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.43%     1.30%      1.12%    0.93%      0.81%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


Principal Investors Fund                                               11
www.principal.com

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $146  $452  $782  $1,713
 ADVISORS SELECT CLASS                                                                 132   412   713   1,568
 ADVISORS PREFERRED CLASS                                                              114   356   617   1,363
 SELECT CLASS                                                                           95   296   515   1,143
 PREFERRED CLASS                                                                        83   259   450   1,002



12                                               Principal Investors Fund
                                                          1-800-547-7754

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $712 million and 401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                               13
www.principal.com

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


14                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -12.58
2002            -22.89
2003            27.20
2004            9.80


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.86%; Advisors Select Class is 2.09%;
Advisors Preferred Class is 2.20%; Select Class is 2.43%; and Preferred Class
is 2.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         9.65                                   N/A                        N/A
 ADVISORS SELECT CLASS.                  9.80                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                  9.93                                   N/A                        N/A
 SELECT CLASS..........                 10.06                                   N/A                        N/A
 PREFERRED CLASS.......                 10.28                                   N/A                        N/A
 S&P 500 Index ........                 10.87
 Morningstar Large
 Blend Category Average                  9.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -2.17
 CLASS* ...............

 ADVISORS SELECT CLASS.        -2.03
 ADVISORS PREFERRED            -1.87
 CLASS.................
 SELECT CLASS..........        -1.68
 PREFERRED CLASS.......        -1.49
 S&P 500 Index ........        -0.52
 Morningstar Large             -0.66
 Blend Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               15
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                  92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                               74   230   401     894
 SELECT CLASS                                                                           54   170   296     665
 PREFERRED CLASS                                                                        42   132   230     518



16                                               Principal Investors Fund
                                                          1-800-547-7754

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse


Principal Investors Fund                                               17
www.principal.com
impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


18                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001                            -7.80
2002                            -13.56
2003                            25.14
2004                            11.69


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 5.25%; Advisors Select Class is 5.44%;
Advisors Preferred Class is 5.45%; Select Class is 5.63%; and Preferred Class
is 5.79%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.08%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.16%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS *...............                 11.72                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 11.69                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 12.06                                   N/A                        N/A
 SELECT CLASS..........                 12.08                                   N/A                        N/A
 PREFERRED CLASS.......                 12.14                                   N/A                        N/A
 Russell 1000 Value
 Index ................                 16.49
 Morningstar Large
 Value Category Average                 12.91
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            3.26
 CLASS *...............
 ADVISORS SELECT CLASS.        3.48
 ADVISORS PREFERRED            3.58
 CLASS.................
 SELECT CLASS..........        3.72
 PREFERRED CLASS.......        3.92
 Russell 1000 Value            4.84
 Index ................
 Morningstar Large             3.55
 Value Category Average
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE


Principal Investors Fund                                               19
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                 122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                              104   325   563   1,248
 SELECT CLASS                                                                           85   265   460   1,025
 PREFERRED CLASS                                                                        73   227   395     883



20                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of September 30, 2005 this range was between approximately $712 million and 401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Principal Investors Fund                                               21
www.principal.com

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


22                                               Principal Investors Fund
                                                          1-800-547-7754

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001                    -7.90
2002                    -16.96
2003                    23.36
2004                    9.41


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.95%; Advisors Select Class is 2.07%;
Advisors Preferred Class is 2.16%; Select Class is 2.34%; and Preferred Class
is 2.45%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                          9.39                                   N/A                         N/A
 ADVISORS SELECT CLASS.                   9.41                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                   9.72                                   N/A                         N/A
 SELECT CLASS..........                   9.91                                   N/A                         N/A
 PREFERRED CLASS.......                   9.95                                   N/A                         N/A
 S&P 500 Index ........                  10.87
 Morningstar Large
 Blend Category Average                   9.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE             1.10
 CLASS* ...............

 ADVISORS SELECT CLASS.         1.28
 ADVISORS PREFERRED             1.46
 CLASS.................
 SELECT CLASS..........         1.69
 PREFERRED CLASS.......         1.71
 S&P 500 Index ........        -0.52
 Morningstar Large             -0.66
 Blend Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE


Principal Investors Fund                                               23
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236



24                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Managemenr as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005, the range was between approximately $712 million and 401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price


Principal Investors Fund                                               25
www.principal.com
changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


26                                               Principal Investors Fund
                                                          1-800-547-7754

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -17.44
2002            -25.35
2003            26.92
2004            10.09

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 3.28%; Advisors Select Class is 3.39%;
Advisors Preferred Class is 3.51%; Select Class is 3.50%; and Preferred Class
is 3.73%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.75%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         9.95                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 10.09                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 10.22                                   N/A                        N/A
 SELECT CLASS..........                 10.52                                   N/A                        N/A
 PREFERRED CLASS.......                 10.64                                   N/A                        N/A
 S&P 500 Index ........                 10.87
 Morningstar Large
 Blend Category Average                  9.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -4.17
 CLASS* ...............

 ADVISORS SELECT CLASS.        -4.06
 ADVISORS PREFERRED            -3.88
 CLASS.................
 SELECT CLASS..........        -3.72
 PREFERRED CLASS.......        -3.57
 S&P 500 Index ........        -0.52
 Morningstar Large             -0.66
 Blend Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               27
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                 122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                              104   325   563   1,248
 SELECT CLASS                                                                           85   265   460   1,025
 PREFERRED CLASS                                                                        73   227   395     883



28                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


Principal Investors Fund                                               29
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


30                                               Principal Investors Fund
                                                          1-800-547-7754

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            22.60
2004            1.95

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is -0.58%; Advisors Select Class is -0.51%;
Advisors Preferred Class is -0.42%; Select Class is -0.08%; and Preferred
Class is -0.08%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -5.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         1.75                                   N/A                        N/A
 ADVISORS SELECT CLASS.                  1.95                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                  2.11                                   N/A                        N/A
 SELECT CLASS..........                  2.35                                   N/A                        N/A
 PREFERRED CLASS.......                  2.43                                   N/A                        N/A
 Russell 1000 Growth
 Index ................                  6.30
 S&P 500 Index ........                 10.87
 Morningstar Large
 Growth Category
 Average ..............                  7.64
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            11.59
 CLASS* ...............

 ADVISORS SELECT CLASS.        11.78
 ADVISORS PREFERRED            11.96
 CLASS.................
 SELECT CLASS..........        12.18
 PREFERRED CLASS.......        12.32
 Russell 1000 Growth           17.44
 Index ................
 S&P 500 Index ........        19.45
 Morningstar Large             17.87
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               31
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



32                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of September 30, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               33
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


34                                               Principal Investors Fund
                                                          1-800-547-7754

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -15.07
2002            -28.41
2003            23.22
2004            8.39

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.65%; Advisors Select Class is 1.96%;
Advisors Preferred Class is 2.04%; Select Class is 2.18%; and Preferred Class
is 2.29%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                    -18.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         8.37                                   N/A                        N/A
 ADVISORS SELECT CLASS.                  8.39                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                  8.64                                   N/A                        N/A
 SELECT CLASS..........                  8.88                                   N/A                        N/A
 PREFERRED CLASS.......                  8.97                                   N/A                        N/A
 Russell 1000 Growth
 Index ................                  6.30
 Morningstar Large
 Growth Category
 Average ..............                  7.64
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -6.45
 CLASS* ...............

 ADVISORS SELECT CLASS.        -6.38
 ADVISORS PREFERRED            -5.84
 CLASS.................
 SELECT CLASS..........        -6.01
 PREFERRED CLASS.......        -5.85
 Russell 1000 Growth           -5.68
 Index ................
 Morningstar Large             -5.43
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deduced from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               35
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236



36                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Principal Investors Fund                                               37
www.principal.com

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


38                                               Principal Investors Fund
                                                          1-800-547-7754

American Century has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -18.40
2002            -26.52
2003            24.96
2004            8.66

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 0.61%; Advisors Select Class is 0.76%;
Advisors Preferred Class is 0.88%; Select Class is 1.00%; and Preferred Class
is 1.12%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.47%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.72%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         8.43                                   N/A                        N/A
 ADVISORS SELECT CLASS.                  8.66                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                  8.76                                   N/A                        N/A
 SELECT CLASS..........                  8.99                                   N/A                        N/A
 PREFERRED CLASS.......                  8.83                                   N/A                        N/A
 Russell 1000 Growth
 Index ................                  6.30
 Morningstar Large
 Growth Category
 Average ..............                  7.64
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -6.45
 CLASS* ...............

 ADVISORS SELECT CLASS.        -6.33
 ADVISORS PREFERRED            -6.18
 CLASS.................
 SELECT CLASS..........        -5.98
 PREFERRED CLASS.......        -5.92
 Russell 1000 Growth           -5.68
 Index ................
 Morningstar Large             -5.43
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
  *Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE


Principal Investors Fund                                               39
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



40                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Principal Investors Fund                                               41
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


42                                               Principal Investors Fund
                                                          1-800-547-7754

Bernstein has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    4.96
2002    -14.14
2003    26.46
2004    12.60

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 3.22%; Advisors Select Class is 3.39%;
Advisors Preferred Class is 3.60%; Select Class is 3.67%; and Preferred Class
is 3.81%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         12.33                                   N/A                         N/A
 ADVISORS SELECT CLASS.                  12.60                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                  12.71                                   N/A                         N/A
 SELECT CLASS..........                  12.94                                   N/A                         N/A
 PREFERRED CLASS.......                  13.10                                   N/A                         N/A
 Russell 1000 Value
 Index ................                  16.49
 Morningstar Large
 Value Category Average                  12.91
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.

                           LIFE OF FUND**
 ADVISORS SIGNATURE            7.32
 CLASS* ...............

 ADVISORS SELECT CLASS.        7.57
 ADVISORS PREFERRED            8.32
 CLASS.................
 SELECT CLASS..........        7.93
 PREFERRED CLASS.......        8.07
 Russell 1000 Value            4.84
 Index ................
 Morningstar Large             3.55
 Value Category Average
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.



FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.80%     0.80%      0.80%    0.80%      0.80%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.68%     1.55%      1.37%    1.18%      1.06%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.20      0.20       0.15     0.13       0.11

 EXAMPLE


Principal Investors Fund                                               43
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $171  $530  $913  $1,987
 ADVISORS SELECT CLASS                                                                158   490   845   1,845
 ADVISORS PREFERRED CLASS                                                             139   434   750   1,646
 SELECT CLASS                                                                         120   375   649   1,432
 PREFERRED CLASS                                                                      108   337   585   1,294



44                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               45
www.principal.com

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

As shares of the Fund were first offered for sale on June 1, 2004, limited historical performance information is available. The Advisors Signature shares were added on November 1, 2004. The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 4.91%; Advisors Select Class is 4.92%; Advisors Preferred Class is 5.09%; Select Class is 5.18%; and Preferred Class is 5.35%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                             PAST 5 YEARS                PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                           N/A                                     N/A                         N/A
 ADVISORS SELECT CLASS.                    N/A                                     N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                    N/A                                     N/A                         N/A
 SELECT CLASS..........                    N/A                                     N/A                         N/A
 PREFERRED CLASS.......                    N/A                                     N/A                         N/A
 Russell 1000 Value
 Index ................                  16.49
 Morningstar Large
 Value Category Average                  12.91
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            12.03
 CLASS* ...............

 ADVISORS SELECT CLASS.        12.16
 ADVISORS PREFERRED            12.27
 CLASS.................
 SELECT CLASS..........        12.39
 PREFERRED CLASS.......        12.50
 Russell 1000 Value            14.73
 Index ................
 Morningstar Large             11.76
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.80%     0.80%      0.80%    0.80%      0.80%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.68%     1.55%      1.37%    1.18%      1.06%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $171  $530  $913  $1,987
 ADVISORS SELECT CLASS                                                                    158   490   845   1,845
 ADVISORS PREFERRED CLASS                                                                 139   434   750   1,646
 SELECT CLASS                                                                             120   375   649   1,432
 PREFERRED CLASS                                                                          108   337   585   1,294



46                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005, this range was between approximately $809 million and $404.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their stock price has gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.


In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Principal Investors Fund                                               47
www.principal.com

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.




TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


48                                               Principal Investors Fund
                                                          1-800-547-7754

American Century has been the Fund's Sub-Advisor since December 29, 2004.

As shares of the Fund were first offered for sale on December 29, 2004, historical performance information is limited. The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 1.70%; Advisors Select Class is 1.90%; Advisors Preferred Class is 2.00%; Select Class is 2.10%; and Preferred Class is 2.40%.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.85%     0.85%      0.85%    0.85%      0.85%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.73%     1.60%      1.42%    1.23%      1.11%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of December 29, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $176  $545  $939  $2,041
 ADVISORS SELECT CLASS                                                                163   505   871   1,900
 ADVISORS PREFERRED CLASS                                                             145   449   776   1,702
 SELECT CLASS                                                                         125   390   676   1,489
 PREFERRED CLASS                                                                      113   353   612   1,352



Principal Investors Fund                                               49
www.principal.com

DOMESTIC STOCK - MIDCAP FUNDS


50                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of September 30, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


Principal Investors Fund                                               51
www.principal.com
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


52                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -3.93
2002            -9.07
2003            31.03
2004            16.79

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 6.64%; Advisors Select Class is 6.82%;
Advisors Preferred Class is 6.86%; Select Class is 7.09%; and Preferred Class
is 7.16%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -10.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                             PAST 5 YEARS                PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         16.79                                     N/A                         N/A
 ADVISORS SELECT CLASS.                  16.79                                     N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                  17.21                                     N/A                         N/A
 SELECT CLASS..........                  17.20                                     N/A                         N/A
 PREFERRED CLASS.......                  17.40                                     N/A                         N/A
 Russell Midcap Index .                  20.22
 Morningstar Mid-Cap
 Blend Category Average                  16.00
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
 ///(//1//)
  /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.
                           LIFE OF FUND**
 ADVISORS SIGNATURE           8.40
 CLASS* ...............

 ADVISORS SELECT CLASS.       8.49
 ADVISORS PREFERRED           8.74
 CLASS.................
 SELECT CLASS..........       9.18/(1)/
 PREFERRED CLASS.......       9.04
 Russell Midcap Index .       7.43
 Morningstar Mid-Cap          7.53
 Blend Category Average
  Index performance does not r    ct deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
 ///(//1//)
  /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


Principal Investors Fund                                               53
www.principal.com

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                 143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                              124   387   670   1,477
 SELECT CLASS                                                                          105   328   569   1,259
 PREFERRED CLASS                                                                        93   290   504   1,120



54                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               55
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 324.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


56                                               Principal Investors Fund
                                                          1-800-547-7754

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -25.40
2002            -40.85
2003            31.65
2004            9.65

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 8.14%; Advisors Select Class is 8.14%;
Advisors Preferred Class is 8.24%; Select Class is 8.51%; and Preferred Class
is 8.63%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     35.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -36.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         9.59                                 N/A                        N/A
 ADVISORS SELECT CLASS.                  9.65                                 N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                  9.96                                 N/A                        N/A
 SELECT CLASS..........                 10.09                                 N/A                        N/A
 PREFERRED CLASS.......                 10.04                                 N/A                        N/A
 Russell Midcap Growth
 Index ................                 15.48
 Morningstar Mid-Cap
 Growth Category
 Average ..............                 12.93
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE           -11.41
 CLASS* ...............

 ADVISORS SELECT CLASS.       -11.33
 ADVISORS PREFERRED           -11.13
 CLASS.................
 SELECT CLASS..........       -11.01
 PREFERRED CLASS.......       -10.90
 Russell Midcap Growth         -1.14
 Index ................
 Morningstar Mid-Cap           -2.19
 Growth Category
 Average ..............
  Index performance does not r       deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               57
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                 143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                              124   387   670   1,477
 SELECT CLASS                                                                          105   328   569   1,259
 PREFERRED CLASS                                                                        93   290   504   1,120



58                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                               59
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


60                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -1.53
2002            -15.84
2003            34.19
2004            15.32


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 8.01%; Advisors Select Class is 8.08%;
Advisors Preferred Class is 8.22%; Select Class is 8.37%; and Preferred Class
is 8.43%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    17.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.80%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        15.13                                 N/A                        N/A
 ADVISORS SELECT CLASS.                 15.32                                 N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 15.51                                 N/A                        N/A
 SELECT CLASS..........                 15.71                                 N/A                        N/A
 PREFERRED CLASS.......                 15.89                                 N/A                        N/A
 S&P MidCap 400 Index .                 16.47
 Morningstar Mid-Cap
 Blend Category Average                 16.00
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            7.00
 CLASS* ...............

 ADVISORS SELECT CLASS.        7.15
 ADVISORS PREFERRED            7.34
 CLASS.................
 SELECT CLASS..........        7.51
 PREFERRED CLASS.......        7.66
 S&P MidCap 400 Index .        7.64
 Morningstar Mid-Cap           7.53
 Blend Category Average
  Index performance does not re    t deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               61
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                             1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                 $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                      92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                   74   230   401     894
 SELECT CLASS                                                                               54   170   296     665
 PREFERRED CLASS                                                                            42   132   230     518



62                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                               63
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 225.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


64                                               Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            2.72
2002            -8.78
2003            27.20
2004            15.80

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 10.37%; Advisors Select Class is 10.42%;
Advisors Preferred Class is 10.67%; Select Class is 10.75%; and Preferred
Class is 10.93%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.85%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        15.64                                 N/A                        N/A
 ADVISORS SELECT CLASS.                 15.80                                 N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 16.05                                 N/A                        N/A
 SELECT CLASS..........                 16.20                                 N/A                        N/A
 PREFERRED CLASS.......                 16.32                                 N/A                        N/A
 Russell Midcap Value
 Index ................                 23.71
 Morningstar Mid-Cap
 Value Category Average                 17.90
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE             9.54
 CLASS* ...............

 ADVISORS SELECT CLASS.         9.82
 ADVISORS PREFERRED             9.89
 CLASS.................
 SELECT CLASS..........         9.86
 PREFERRED CLASS.......        10.07
 Russell Midcap Value          12.10
 Index ................
 Morningstar Mid-Cap           10.82
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses which include:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 /(1)/
 /(1)/ The expense information as of 10/31/2004 has been restated to reflect current fees.


Principal Investors Fund                                               65
www.principal.com

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                             124   387   670   1,477
 SELECT CLASS                                                                         105   329   569   1,259
 PREFERRED CLASS                                                                       93   290   504   1,120



66                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               67
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


68                                               Principal Investors Fund
                                                          1-800-547-7754

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -28.04
2002            -32.58
2003            47.93
2004            11.33

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 7.60%; Advisors Select Class is 7.66%;
Advisors Preferred Class is 7.85%; Select Class is 8.02%; and Preferred Class
is 8.19%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.51%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        11.14                                 N/A                        N/A
 ADVISORS SELECT CLASS.                 11.33                                 N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 11.63                                 N/A                        N/A
 SELECT CLASS..........                 11.73                                 N/A                        N/A
 PREFERRED CLASS.......                 11.91                                 N/A                        N/A
 Russell Midcap Growth
 Index ................                 15.48
 Morningstar Mid-Cap
 Growth Category
 Average ..............                 12.93
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -6.23
 CLASS* ...............

 ADVISORS SELECT CLASS.        -6.40
 ADVISORS PREFERRED            -5.91
 CLASS.................
 SELECT CLASS..........        -6.07
 PREFERRED CLASS.......        -5.88
 Russell Midcap Growth         -1.14
 Index ................
 Morningstar Mid-Cap           -2.19
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               69
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



70                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency


Principal Investors Fund                                               71
www.principal.com
exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund began operations with the Institutional Class on December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004.The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 8.40%; Advisors Select Class is 8.43%; Advisors Preferred Class is 8.59%; Select Class is 8.77%; and Preferred Class is 8.93%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         10.97                                   N/A                         N/A
 ADVISORS SELECT CLASS.                    N/A                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                    N/A                                   N/A                         N/A
 SELECT CLASS..........                    N/A                                   N/A                         N/A
 PREFERRED CLASS.......                    N/A                                   N/A                         N/A
 Russell Midcap Growth
 Index ................                  15.48
 Morningstar Mid-Cap
 Growth Category
 Average ..............                  12.93
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            11.01
 CLASS* ...............

 ADVISORS SELECT CLASS.         8.89
 ADVISORS PREFERRED             9.08
 CLASS.................
 SELECT CLASS..........         9.18
 PREFERRED CLASS.......         9.38
 Russell Midcap Growth         10.74
 Index ................
 Morningstar Mid-Cap           10.32
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.


72                                               Principal Investors Fund
                                                          1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523





Principal Investors Fund                                               73
www.principal.com

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion for the Russell Midcap Growth Index and between approximately $259 million and $12.3 billion for the S&P MidCap 400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


74                                               Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


ADDITIONAL RISKS
.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").
.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               75
www.principal.com

"FMR has been the Fund's Sub-Advisor since December 29, 2004.

As shares of the Fund were first sold on December 29, 2004, historical performance information is limited. The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 10.31%; Advisors Select Class is 10.51%; Advisors Preferred Class is 10.61%; Select Class is 10.61%; and Preferred Class is 10.81%.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



76                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                               77
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


78                                               Principal Investors Fund
                                                          1-800-547-7754

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -2.52
2002            -10.54
2003            34.83
2004            21.73

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 8.89%; Advisors Select Class is 8.99%;
Advisors Preferred Class is 9.15%; Select Class is 9.27%; and Preferred Class
is 9.36%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        21.51                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 21.73                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 21.88                                   N/A                        N/A
 SELECT CLASS..........                 22.10                                   N/A                        N/A
 PREFERRED CLASS.......                 22.28                                   N/A                        N/A
 Russell Midcap Value
 Index ................                 23.71
 Morningstar Mid-Cap
 Value Category Average                 17.90
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            10.75
 CLASS* ...............

 ADVISORS SELECT CLASS.        10.90
 ADVISORS PREFERRED            11.43
 CLASS.................
 SELECT CLASS..........        11.31
 PREFERRED CLASS.......        11.44
 Russell Midcap Value          12.10
 Index ................
 Morningstar Mid-Cap           10.82
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                               79
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



80                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of September 30, 2005, the range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Principal Investors Fund                                               81
www.principal.com

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


82                                               Principal Investors Fund
                                                          1-800-547-7754

GSAM has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund began operations with the Institutional Class on December 29, 2003. Advisors Select, Advisors Preferred, Select and Preferred shares were first offered for sale on June 1, 2004. Advisors Signature shares were first offered for sale on November 1, 2004.The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 11.17%; Advisors Select Class is 11.27%; Advisors Preferred Class is 11.44%; Select Class is 11.59%; and Preferred Class is 11.74%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         24.59                                   N/A                         N/A
 ADVISORS SELECT CLASS.                    N/A                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                    N/A                                   N/A                         N/A
 SELECT CLASS..........                    N/A                                   N/A                         N/A
 PREFERRED CLASS.......                    N/A                                   N/A                         N/A
 Russell Midcap Value
 Index ................                  23.71
 Morningstar Mid-Cap
 Value Category Average                  17.90
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            24.31
 CLASS* ...............

 ADVISORS SELECT CLASS.        18.12
 ADVISORS PREFERRED            18.13
 CLASS.................
 SELECT CLASS..........        18.25
 PREFERRED CLASS.......        18.35
 Russell Midcap Value          19.55
 Index ................
 Morningstar Mid-Cap           14.81
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523





Principal Investors Fund                                               83
www.principal.com

DOMESTIC STOCKS - SMALLCAP FUNDS


84                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of September 30, 2005, this range was between approximately $40 million and $6.0 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in


Principal Investors Fund                                               85
www.principal.com
the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            43.42
2004            21.52

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 3.79%; Advisors Select Class is 3.90%;
Advisors Preferred Class is 4.07%; Select Class is 4.18%; and Preferred Class
is 4.29%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.80%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         21.41                                   N/A                         N/A
 ADVISORS SELECT CLASS.                  21.52                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                  21.71                                   N/A                         N/A
 SELECT CLASS..........                  21.99                                   N/A                         N/A
 PREFERRED CLASS.......                  22.12                                   N/A                         N/A
 S&P SmallCap 600 Index                  22.64
 Morningstar Small
 Blend Category Average                  18.86
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            31.85
 CLASS* ...............

 ADVISORS SELECT CLASS.        32.03
 ADVISORS PREFERRED            32.27
 CLASS.................
 SELECT CLASS..........        32.51
 PREFERRED CLASS.......        32.68
 S&P SmallCap 600 Index        30.47
 Morningstar Small             30.10
 Blend Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.



86                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88      1.75       1.57     1.38       1.26
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



Principal Investors Fund                                               87
www.principal.com

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some


88                                               Principal Investors Fund
                                                          1-800-547-7754
investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               89
www.principal.com

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -14.43
2002            -40.98
2003            46.43
2004            13.69

Year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.04; Advisors Select Class is 1.07%;
Advisors Preferred Class is 1.30%; Select Class is 1.29%; and Preferred Class
is 1.40%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.61%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                        13.64                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 13.69                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 13.88                                   N/A                        N/A
 SELECT CLASS..........                 14.06                                   N/A                        N/A
 PREFERRED CLASS.......                 14.36                                   N/A                        N/A
 Russell 2000 Growth
 Index ................                 14.31
 Morningstar Small
 Growth Category
 Average ..............                 12.09
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -3.40
 CLASS*................

 ADVISORS SELECT CLASS.        -3.23
 ADVISORS PREFERRED            -3.06
 CLASS.................
 SELECT CLASS..........        -2.87
 PREFERRED CLASS.......        -2.64
 Russell 2000 Growth            1.82
 Index ................
 Morningstar Small              1.59
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


90                                               Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                             170   526     907   1,976
 SELECT CLASS                                                                         151   468     808   1,768
 PREFERRED CLASS                                                                      138   431     745   1,635



Principal Investors Fund                                               91
www.principal.com

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


92                                               Principal Investors Fund
                                                          1-800-547-7754

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               93
www.principal.com

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -20.88
2002            -25.71
2003            43.80
2004            10.39

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 4.69%; Advisors Select Class is 4.74%;
Advisors Preferred Class is 4.78%; Select Class is 4.99%; and Preferred Class
is 5.07%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        10.14                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 10.39                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 10.62                                   N/A                        N/A
 SELECT CLASS..........                 10.72                                   N/A                        N/A
 PREFERRED CLASS.......                 10.77                                   N/A                        N/A
 Russell 2000 Growth
 Index ................                 14.31
 Morningstar Small
 Growth Category
 Average ..............                 12.09
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -4.79
 CLASS* ...............

 ADVISORS SELECT CLASS.        -4.78
 ADVISORS PREFERRED            -4.40
 CLASS.................
 SELECT CLASS..........        -4.32
 PREFERRED CLASS.......        -4.16
 Russell 2000 Growth            1.82
 Index ................
 Morningstar Small              1.59
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


94                                               Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



Principal Investors Fund                                               95
www.principal.com

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $9.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries


96                                               Principal Investors Fund
                                                          1-800-547-7754

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               97
www.principal.com

Mazama has been the Fund's Sub-Advisor since June 1, 2004.

As the Fund began selling shares on June 1, 2004, limited historical performance information is available. The Advisors Signature Class was added to the Fund on November 1, 2004. The year-to-date return as of September 30, 2005 for the:
Advisors Signature Class is 3.52%; Advisors Select Class is 3.62%; Advisors Preferred Class is 3.71%; Select Class is 3.89%; and Preferred Class is 3.98%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                           N/A                                   N/A                         N/A
 ADVISORS SELECT CLASS.                    N/A                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                    N/A                                   N/A                         N/A
 SELECT CLASS..........                    N/A                                   N/A                         N/A
 PREFERRED CLASS.......                    N/A                                   N/A                         N/A
 Russell 2500 Growth
 Index ................                  14.59
 Morningstar Small
 Growth Category
 Average ..............                  12.09
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE             7.60
 CLASS* ...............

 ADVISORS SELECT CLASS.         7.80
 ADVISORS PREFERRED             7.90
 CLASS.................
 SELECT CLASS..........         8.00
 PREFERRED CLASS.......         8.10
 Russell 2500 Growth           11.11
 Index ................
 Morningstar Small             11.05
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                             170   526     907   1,976
 SELECT CLASS                                                                         151   468     808   1,768
 PREFERRED CLASS                                                                      138   431     745   1,635



98                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


Principal Investors Fund                                               99
www.principal.com

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


100                                              Principal Investors Fund
                                                          1-800-547-7754

Ark Asset has been Sub-Advisor to the Fund since March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.84
2003     36.81
2004    17.03
Year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 6.87%; Advisors Select Class is 7.00%;
Advisors Preferred Class is 7.13%; Select Class is 7.26%; and Preferred Class
is 7.34%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.03%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                             PAST 5 YEARS                PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                         16.88                                     N/A                         N/A
 ADVISORS SELECT CLASS.                  17.03                                     N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                  17.30                                     N/A                         N/A
 SELECT CLASS..........                  17.50                                     N/A                         N/A
 PREFERRED CLASS.......                  17.63                                     N/A                         N/A
 Russell 2000 Value
 Index ................                  22.25
 Morningstar Small
 Value Category Average                  20.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            13.59
 CLASS*................

 ADVISORS SELECT CLASS.        13.72
 ADVISORS PREFERRED            13.96
 CLASS.................
 SELECT CLASS..........        14.16
 PREFERRED CLASS.......        14.35
 Russell 2000 Value            15.84
 Index ................
 Morningstar Small             15.61
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                              101
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



102                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected Mellon Equity and Morgan as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25 of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include Morgan's dividend discount model rankings, price-to-cashflow, earnings revisions, as well as positive price momentum. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those


Principal Investors Fund                                              103
www.principal.com
directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            49.18
2004            22.21

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 5.04%; Advisors Select Class is 5.16%;
Advisors Preferred Class is 5.26%; Select Class is 5.42%; and Preferred Class
is 5.53%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.57%


104                                              Principal Investors Fund
                                                          1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                            PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         22.19                                   N/A                         N/A
 ADVISORS SELECT CLASS.                  22.21                                   N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                  22.47                                   N/A                         N/A
 SELECT CLASS..........                  22.72                                   N/A                         N/A
 PREFERRED CLASS.......                  22.87                                   N/A                         N/A
 Russell 2000 Value
 Index ................                  22.25
 Morningstar Small
 Value Category Average                  20.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            35.33
 CLASS* ...............

 ADVISORS SELECT CLASS.        35.44
 ADVISORS PREFERRED            35.67
 CLASS.................
 SELECT CLASS..........        35.97
 PREFERRED CLASS.......        36.13
 Russell 2000 Value            33.61
 Index ................
 Morningstar Small             31.52
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses which includes:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



Principal Investors Fund                                              105
www.principal.com

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital. The Manager has selected Dimensional and Vaughan Nelson as Sub-Advisors to the Fund.

MAIN STRATEGIES

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional, believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 8% of the domestic market universe of operating companies at the time of purchase to be small companies. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then using value-driven screens to create a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


106                                              Principal Investors Fund
                                                          1-800-547-7754

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor of October 3, 2005.

As the Fund began selling shares on June 1, 2004, historical performance information is limited. The Advisors Signature Class was added to the Fund on November 1, 2004. The year-to-date return as of September 30, 2005 for the:
Advisors Signature Class is 4.96%; Advisors Select Class is 5.06%; Advisors Preferred Class is 5.23%; Select Class is 5.31%; and Preferred Class is 5.57%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                             PAST 5 YEARS                PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                           N/A                                     N/A                         N/A
 ADVISORS SELECT CLASS.                    N/A                                     N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                    N/A                                     N/A                         N/A
 SELECT CLASS..........                    N/A                                     N/A                         N/A
 PREFERRED CLASS.......                    N/A                                     N/A                         N/A
 Russell 2000 Value
 Index ................                  22.25
 Morningstar Small
 Value Category Average                  20.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            16.87
 CLASS*................

 ADVISORS SELECT CLASS.        16.90
 ADVISORS PREFERRED            17.00
 CLASS.................
 SELECT CLASS..........        17.11
 PREFERRED CLASS.......        17.22
 Russell 2000 Value            19.13
 Index ................
 Morningstar Small             17.09
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.



Principal Investors Fund                                              107
www.principal.com

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523



108                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                              109
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


110                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.66
2002    -17.51
2003    41.74
2004    15.59

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class if 8.31%; Advisors Select Class is 8.49%;
Advisors Preferred Class is 8.58%; Select Class is 8.82%; and Preferred Class
is 8.87%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.16%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        15.52                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 15.59                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 15.83                                   N/A                        N/A
 SELECT CLASS..........                 16.03                                   N/A                        N/A
 PREFERRED CLASS.......                 16.21                                   N/A                        N/A
 Russell 2000 Index ...                 18.33
 Morningstar Small
 Blend Category Average                 18.86
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            10.81
 CLASS* ...............

 ADVISORS SELECT CLASS.        10.96
 ADVISORS PREFERRED            11.14
 CLASS.................
 SELECT CLASS..........        11.25
 PREFERRED CLASS.......        11.50
 Russell 2000 Index ...         9.16
 Morningstar Small             11.52
 Blend Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                              111
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236



112                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

Principal's, the Sub-Advisor, equity investment philosophy is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


Principal Investors Fund                                              113
www.principal.com
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 194.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


114                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            0.69
2002            -39.61
2003            47.61
2004            13.70

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 0.96%; Advisors Select Class is 1.08%;
Advisors Preferred Class is 1.19%; Select Class is 1.41%; and Preferred Class
is 1.52%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     33.46%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -33.27%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                        13.64                                 N/A                        N/A
 ADVISORS SELECT CLASS.                 13.70                                 N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 14.05                                 N/A                        N/A
 SELECT CLASS..........                 14.45                                 N/A                        N/A
 PREFERRED CLASS.......                 14.43                                 N/A                        N/A
 Russell 2000 Growth
 Index ................                 14.31
 Morningstar Small
 Growth Category
 Average ..............                 12.09
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            -0.70
 CLASS*................

 ADVISORS SELECT CLASS.        -0.55
 ADVISORS PREFERRED            -0.38
 CLASS.................
 SELECT CLASS..........        -0.16
 PREFERRED CLASS.......        -0.13
 Russell 2000 Growth            1.82
 Index ................
 Morningstar Small              1.59
 Growth Category
 Average ..............
  Index performance does not re      deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                              115
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236



116                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              117
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


118                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            5.64
2002            -15.60
2003            37.69
2004            21.34

Year-to-date return as of September 30, 2005 for the: Advisors Select Class
is 6.48%; Advisors Preferred Class is 6.57%;
Advisors Signature Class is 6.42%; Select Class is 6.72%; and Preferred Class
is 6.84%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     20.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.81%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        21.24                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 21.34                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 21.65                                   N/A                        N/A
 SELECT CLASS..........                 21.82                                   N/A                        N/A
 PREFERRED CLASS.......                 22.00                                   N/A                        N/A
 S&P SmallCap 600 Index                 22.64
 Morningstar Small
 Blend Category Average                 18.86
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            11.94
 CLASS* ...............

 ADVISORS SELECT CLASS.        12.12
 ADVISORS PREFERRED            12.29
 CLASS.................
 SELECT CLASS..........        12.48
 PREFERRED CLASS.......        12.59
 S&P SmallCap 600 Index        11.55
 Morningstar Small             11.52
 Blend Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                              119
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                     92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                  74   230   401     894
 SELECT CLASS                                                                              54   170   296     665
 PREFERRED CLASS                                                                           42   132   230     518



120                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


Principal Investors Fund                                              121
www.principal.com
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


122                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            9.33
2002            -3.36
2003            42.56
2004            19.10

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 7.65%; Advisors Select Class is 7.80%;
Advisors Preferred Class is 7.94%; Select Class is 8.09%; and Preferred Class
is 8.18%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.36%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS*................
                                        18.95                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 19.10                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 19.30                                   N/A                        N/A
 SELECT CLASS..........                 19.55                                   N/A                        N/A
 PREFERRED CLASS.......                 19.64                                   N/A                        N/A
 Russell 2000 Value
 Index ................                 22.25
 Morningstar Small
 Value Category Average                 20.58
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            17.11
 CLASS*................

 ADVISORS SELECT CLASS.        17.27
 ADVISORS PREFERRED            17.47
 CLASS.................
 SELECT CLASS..........        17.67
 PREFERRED CLASS.......        17.82
 Russell 2000 Value            15.88
 Index ................
 Morningstar Small             15.96
 Value Category Average
  Index performance does not re      deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                              123
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                    153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                 134   418   723   1,590
 SELECT CLASS                                                                             115   359   622   1,375
 PREFERRED CLASS                                                                          103   322   558   1,236



124                                              Principal Investors Fund
                                                          1-800-547-7754

FIXED INCOME FUNDS


Principal Investors Fund                                              125
www.principal.com

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the


126                                              Principal Investors Fund
                                                          1-800-547-7754
effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                              127
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            6.76
2002            8.09
2003            3.38
2004            3.91

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.20%; Advisors Select Class is 1.31%;
Advisors Preferred Class is 1.35%; Select Class is 1.56%; and Preferred Class
is 1.67%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.03%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.50%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                        PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* .
                                            3.66                               N/A                      N/A             5.64
 ADVISORS SELECT CLASS......                3.91                               N/A                      N/A             5.75
 ADVISORS PREFERRED CLASS...                4.08                               N/A                      N/A             6.00
 SELECT CLASS...............                4.32                               N/A                      N/A             6.48
 PREFERRED CLASS ...........
                                            4.40                               N/A                      N/A             6.31
 Lehman Brothers Aggregate
 Bond Index.................                4.34                                                                        6.75
 Morningstar
 Intermediate-Term Bond
 Category Average...........                3.81                                                                        6.18
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.55%     0.55%      0.55%    0.55%      0.55%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.57      0.49       0.35     0.31       0.29
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.47%     1.34%      1.15%    0.96%      0.84%
 * Other Expenses which include:
  Service Fee ............    0.25%     0.25%      0.17%    0.15%      0.15%
  Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
  Reverse Repurchase
  Agreement Interest
  Expense.................    0.04      0.04       0.03     0.03       0.03

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


128                                              Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $150  $465  $803  $1,757
 ADVISORS SELECT CLASS                                                                 136   425   734   1,613
 ADVISORS PREFERRED CLASS                                                              117   365   633   1,398
 SELECT CLASS                                                                           98   306   531   1,178
 PREFERRED CLASS                                                                        86   268   466   1,037



Principal Investors Fund                                              129
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


130                                              Principal Investors Fund
                                                          1-800-547-7754
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                              131
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            6.27
2002            7.89
2003            0.94
2004            2.79

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 0.99%; Advisors Select Class is 1.09%;
Advisors Preferred Class is 1.13%; Select Class is 1.37%; and Preferred Class
is 1.46%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.01%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.74%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                        PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* .
                                            2.76                               N/A                      N/A             4.49
 ADVISORS SELECT CLASS......                2.79                               N/A                      N/A             4.61
 ADVISORS PREFERRED CLASS...                3.08                               N/A                      N/A             4.81
 SELECT CLASS...............                3.27                               N/A                      N/A             5.05
 PREFERRED CLASS............                3.29                               N/A                      N/A             5.17
 Lehman Brothers
 Government/Mortgage Index..                4.08                                                                        6.11
 Morningstar Intermediate
 Government Category Average                3.39                                                                        5.44
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


132                                              Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822



Principal Investors Fund                                              133
www.principal.com

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


134                                              Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 152.5%


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                              135
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            6.62
2002            9.07
2003            2.92
2004            3.60

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.35%; Advisors Select Class is 1.38%;
Advisors Preferred Class is 1.60%; Select Class is 1.63%; and Preferred Class
is 1.84%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                        PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* .
                                            3.36                               N/A                      N/A             5.61
 ADVISORS SELECT CLASS......                3.60                               N/A                      N/A             5.76
 ADVISORS PREFERRED CLASS...                3.78                               N/A                      N/A             5.96
 SELECT CLASS...............                3.98                               N/A                      N/A             6.16
 PREFERRED CLASS............                3.99                               N/A                      N/A             6.29
 Lehman Brothers Aggregate
 Bond Index.................                4.34                                                                        6.75
 Morningstar
 Intermediate-Term Bond
 Category Average...........                3.81                                                                        6.18
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.56      0.49       0.36     0.31       0.30
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.31%     1.19%      1.01%    0.81%      0.70%
 * Other Expenses which include:
  Service Fee ............    0.25%     0.25%      0.17%    0.15%      0.15%
  Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
  Reverse Repurchase
  Agreement Interest
  Expense.................    0.03      0.04       0.04     0.03       0.04

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


136                                              Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $133  $415  $718  $1,579
 ADVISORS SELECT CLASS                                                                 121   378   654   1,443
 ADVISORS PREFERRED CLASS                                                              103   322   558   1,236
 SELECT CLASS                                                                           83   259   450   1,002
 PREFERRED CLASS                                                                        72   224   390     871



Principal Investors Fund                                              137
www.principal.com

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


138                                              Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


Principal Investors Fund                                              139
www.principal.com

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


140                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 29, 2004.

As shares of the Fund were first offered for sale on December 29, 2004, historical performance information is limited. The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 1.75%; Advisors Select Class is 1.83%; Advisors Preferred Class is 2.04%; Select Class is 2.15%; and Preferred Class is 2.22%.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of December 29, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                              99   309   536   1,190
 SELECT CLASS                                                                          80   249   433     966
 PREFERRED CLASS                                                                       67   211   368     822



Principal Investors Fund                                              141
www.principal.com

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


142                                              Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.


Principal Investors Fund                                              143
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            3.28
2002            0.72
2003            0.08
2004            0.29


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.41%; Advisors Select Class is 1.42%;
Advisors Preferred Class is 1.56%; Select Class is 1.69%; and Preferred Class is 1.79%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                          PAST 1 YEAR                      PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ...
                                              N/A                              N/A                      N/A             0.12
 ADVISORS SELECT CLASS........               0.29                              N/A                      N/A             1.16
 ADVISORS PREFERRED CLASS.....               0.44                              N/A                      N/A             1.33
 SELECT CLASS.................               0.63                              N/A                      N/A             1.52
 PREFERRED CLASS..............               0.75                              N/A                      N/A             1.65
 Lehman Brothers U.S. Treasury
 Bellwethers 3 Month Index ...               1.30                                                                       2.16
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
  Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses** ........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 ** Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004*

 EXAMPLE


144                                              Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822



Principal Investors Fund                                              145
www.principal.com

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


146                                              Principal Investors Fund
                                                          1-800-547-7754

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


Principal Investors Fund                                              147
www.principal.com

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The Fund began operations with the Institutional Class on May 1, 2002. Advisors Select, Advisors Preferred, Select and Preferred shares were first offered for sale on June 1, 2004. Advisors Signature shares were first offered for sale on November 1, 2004.The year-to-date return as of September 30, 2005 for the:
Advisors Signature Class is 0.75%; Advisors Select Class is 0.85%; Advisors Preferred Class is 0.99%; Select Class is 1.13%; and Preferred Class is 1.21%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ................
                                         3.43                                 N/A                       N/A             6.55
 ADVISORS SELECT CLASS..                  N/A                                 N/A                       N/A             6.44
 ADVISORS PREFERRED
 CLASS..................                  N/A                                 N/A                       N/A             6.55
 SELECT CLASS...........                  N/A                                 N/A                       N/A             6.66
 PREFERRED CLASS........                  N/A                                 N/A                       N/A             6.76
 Lehman Brothers
 Aggregate Bond Index ..                 4.34                                                                           4.77
 Morningstar
 Intermediate-Term Bond
 Category Average.......                 3.81                                                                           4.54
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236






148                                              Principal Investors Fund
                                                          1-800-547-7754

SHORT-TERM BOND FUND F/K/A HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a


Principal Investors Fund                                              149
www.principal.com
longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


150                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            6.44
2002            6.98
2003            2.01
2004            0.37


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 0.82%; Advisors Select Class is 0.92%;
Advisors Preferred Class is 1.05%; Select Class is 1.31%; and Preferred Class
is 1.29%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                        PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* .
                                            0.82                               N/A                      N/A             4.19
 ADVISORS SELECT CLASS......                0.37                               N/A                      N/A             4.12
 ADVISORS PREFERRED CLASS...                1.03                               N/A                      N/A             4.49
 SELECT CLASS...............                0.84                               N/A                      N/A             4.35
 PREFERRED CLASS............                0.96                               N/A                      N/A             4.66
 Lehman Brothers Mutual Fund
 1-5 Gov't/Credit Index ....                1.85                                                                        5.55
 Morningstar Short-Term Bond
 Category Average...........                1.60                                                                        4.25
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6,
  2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature
  Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                              151
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                             1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                 $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                     117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                   99   309   536   1,190
 SELECT CLASS                                                                               80   249   433     966
 PREFERRED CLASS                                                                            67   211   368     822



152                                              Principal Investors Fund
                                                          1-800-547-7754

ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


Principal Investors Fund                                              153
www.principal.com

U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


154                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            3.37
2003            2.37
2004            1.73

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 1.45%; Advisors Select Class is 1.56%;
Advisors Preferred Class is 1.70%; Select Class is 1.66%; and Preferred Class
is 1.94%.
On July 29, 2004, the Fund converted to a money
market fund.
On May 27, 2005, the Fund converted to an ultra short
term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '02                                      0.87%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                      0.21%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                          N/A                                   N/A                        N/A
 ADVISORS SELECT CLASS.                  1.73                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                  1.91                                   N/A                        N/A
 SELECT CLASS..........                  2.11                                   N/A                        N/A
 PREFERRED CLASS ......
                                         2.23                                   N/A                        N/A
 6-Month LIBOR .....
 Index.................                  1.47
 Morningstar Ultrashort
 Bond Category Average                   1.35
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 15, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            0.13
 CLASS* ...............

 ADVISORS SELECT CLASS.        2.69
 ADVISORS PREFERRED            2.87
 CLASS.................
 SELECT CLASS..........        3.06
 PREFERRED CLASS ......        3.19

 6-Month LIBOR .....           1.93
 Index.................
 Morningstar Ultrashort        2.31
 Bond Category Average
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 15, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses* .........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE


Principal Investors Fund                                              155
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822



156                                              Principal Investors Fund
                                                          1-800-547-7754

BALANCED/ASSET ALLOCATION FUNDS


Principal Investors Fund                                              157
www.principal.com

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


158                                              Principal Investors Fund
                                                          1-800-547-7754
  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              159
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -2.42
2003            14.43
2004            10.52

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 2.20%; Advisors Select Class is 2.21%;
Advisors Preferred Class is 2.38%; Select Class is 2.63%; and Preferred Class
is 2.71%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ................
                                        10.16                                 N/A                       N/A             5.76
 ADVISORS SELECT CLASS..                10.52                                 N/A                       N/A             5.95
 ADVISORS PREFERRED
 CLASS..................                10.45                                 N/A                       N/A             6.07
 SELECT CLASS...........                10.66                                 N/A                       N/A             6.26
 PREFERRED CLASS........                10.84                                 N/A                       N/A             6.43
 S&P 500 Index .........                10.87                                                                           1.05
 Lehman Brothers
 Aggregate Bond Index ..                 4.34                                                                           6.36
 Morningstar
 Conservative Allocation
 Category Average.......                 5.71                                                                           3.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


160                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484



Principal Investors Fund                                              161
www.principal.com

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


162                                              Principal Investors Fund
                                                          1-800-547-7754

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0




Principal Investors Fund                                              163
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


164                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -5.07
2003            17.90
2004            10.95

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 3.38%; Advisors Select Class is 3.48%;
Advisors Preferred Class is 3.56%; Select Class is 3.73%; and Preferred Class
is 3.89%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.50%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ................
                                        10.77                                 N/A                       N/A             5.73
 ADVISORS SELECT CLASS..                10.95                                 N/A                       N/A             5.87
 ADVISORS PREFERRED
 CLASS..................                11.15                                 N/A                       N/A             6.07
 SELECT CLASS...........                11.36                                 N/A                       N/A             6.26
 PREFERRED CLASS........                11.56                                 N/A                       N/A             6.38
 S&P 500 Index .........                10.87                                                                           1.05
 Lehman Brothers
 Aggregate Bond Index ..                 4.34                                                                           6.36
 Morningstar
 Conservative Allocation
 Category Average.......                 5.71                                                                           3.38
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


Principal Investors Fund                                              165
www.principal.com

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------------------
                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                             $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                  89   278   484   1,075
 ADVISORS PREFERRED CLASS                                               71   221   386     862
 SELECT CLASS                                                           51   161   281     631
 PREFERRED CLASS                                                        39   123   215     484



166                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


Principal Investors Fund                                              167
www.principal.com
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II




168                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              169
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -7.68
2003            20.62
2004            11.50


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 4.97%; Advisors Select Class is 5.08%;
Advisors Preferred Class is 5.24%; Select Class is 5.41%; and Preferred Class
is 5.40%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.78%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        11.42                                 N/A                        N/A
 ADVISORS SELECT CLASS.                 11.50                                 N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 11.70                                 N/A                        N/A
 SELECT CLASS..........                 11.82                                 N/A                        N/A
 PREFERRED CLASS.......                 12.01                                 N/A                        N/A
 S&P 500 Index ........                 10.87
 Lehman Brothers
 Aggregate Bond Index .                  4.34
 Morningstar Moderate
 Allocation Category
 Average ..............                  8.62
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            5.70
 CLASS* ...............

 ADVISORS SELECT CLASS.        5.84
 ADVISORS PREFERRED            6.04
 CLASS.................
 SELECT CLASS..........        6.20
 PREFERRED CLASS.......        6.35
 S&P 500 Index ........        1.05
 Lehman Brothers               6.36
 Aggregate Bond Index .
 Morningstar Moderate          3.28
 Allocation Category
 Average ..............
  Index performance does not re    t deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


170                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484



Principal Investors Fund                                              171
www.principal.com

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


172                                              Principal Investors Fund
                                                          1-800-547-7754
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II




Principal Investors Fund                                              173
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


174                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -10.72
2003            22.30
2004            12.06


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 5.58%; Advisors Select Class is 5.59%;
Advisors Preferred Class is 5.75%; Select Class is 5.90%; and Preferred Class
is 6.01%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     11.35%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -10.11%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        11.83                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 12.06                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 12.14                                   N/A                        N/A
 SELECT CLASS..........                 12.43                                   N/A                        N/A
 PREFERRED CLASS.......                 12.49                                   N/A                        N/A
 S&P 500 Index ........                 10.87
 Lehman Brothers
 Aggregate Bond Index .                  4.34
 Morningstar Moderate
 Allocation Category
 Average ..............                  8.62
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
 ///(//1//)
  /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.
                           LIFE OF FUND**
 ADVISORS SIGNATURE           5.02
 CLASS* ...............

 ADVISORS SELECT CLASS.       5.15
 ADVISORS PREFERRED           5.37
 CLASS.................
 SELECT CLASS..........       6.03/(1)/
 PREFERRED CLASS.......       5.65
 S&P 500 Index ........       1.05
 Lehman Brothers              6.36
 Aggregate Bond Index .
 Morningstar Moderate         3.28
 Allocation Category
 Average ..............
  Index performance does not r    ct deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
 ///(//1//)
  /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND

The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


Principal Investors Fund                                              175
www.principal.com

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484



176                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


Principal Investors Fund                                              177
www.principal.com
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


178                                              Principal Investors Fund
                                                          1-800-547-7754

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -13.25
2003            23.76
2004            12.24


The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 5.80%; Advisors Select Class is 5.90%;
Advisors Preferred Class is 6.07%; Select Class is 6.24%; and Preferred Class
is 6.31%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.12%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                          PAST 5 YEARS              PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                        12.00                                 N/A                        N/A
 ADVISORS SELECT CLASS.                 12.24                                 N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 12.46                                 N/A                        N/A
 SELECT CLASS..........                 12.59                                 N/A                        N/A
 PREFERRED CLASS.......                 12.77                                 N/A                        N/A
 S&P 500 Index ........                 10.87
 Lehman Brothers
 Aggregate Bond Index .                  4.34
 Morningstar Moderate
 Allocation Category
 Average ..............                  8.62
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            5.04
 CLASS* ...............

 ADVISORS SELECT CLASS.        5.24
 ADVISORS PREFERRED            5.40
 CLASS.................
 SELECT CLASS..........        5.56
 PREFERRED CLASS.......        5.73
 S&P 500 Index ........        1.05
 Lehman Brothers               6.36
 Aggregate Bond Index .
 Morningstar Moderate          3.28
 Allocation Category
 Average ..............
  Index performance does not re    t deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


Principal Investors Fund                                              179
www.principal.com

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484



180                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                              181
www.principal.com

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II




182                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              183
www.principal.com

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -16.31
2003    25.55
2004    12.38

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 6.20%; Advisors Select Class is 6.40%;
Advisors Preferred Class is 6.48%; Select Class is 6.56%; and Preferred Class
is 6.74%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.90%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                      PAST 1 YEAR                             PAST 5 YEARS                PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                         12.38                                     N/A                         N/A
 ADVISORS SELECT CLASS.                  12.38                                     N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                  12.60                                     N/A                         N/A
 SELECT CLASS..........                  12.82                                     N/A                         N/A
 PREFERRED CLASS.......                  12.94                                     N/A                         N/A
 S&P 500 Index ........                  10.87
 Lehman Brothers
 Aggregate Bond Index .                   4.34
 Morningstar Large
 Blend Category Average                   9.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.
                           LIFE OF FUND**
 ADVISORS SIGNATURE            3.80
 CLASS* ...............

 ADVISORS SELECT CLASS.        3.98
 ADVISORS PREFERRED            4.15
 CLASS.................
 SELECT CLASS..........        4.36
 PREFERRED CLASS.......        4.46
 S&P 500 Index ........        1.05
 Lehman Brothers               6.36
 Aggregate Bond Index .
 Morningstar Large             0.76
 Blend Category Average
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the
  Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


184                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLES
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484



Principal Investors Fund                                              185
www.principal.com

REAL ESTATE FUND


186                                              Principal Investors Fund
                                                          1-800-547-7754

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


Principal Investors Fund                                              187
www.principal.com

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


188                                              Principal Investors Fund
                                                          1-800-547-7754

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            7.49
2002            7.05
2003            37.35
2004            33.08

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 10.26%; Advisors Select Class is 10.34%;
Advisors Preferred Class is 10.49%; Select Class is 10.72%; and Preferred
Class is 10.81%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     17.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                        PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* .
                                           32.88                               N/A                      N/A             21.07
 ADVISORS SELECT CLASS......               33.08                               N/A                      N/A             21.06
 ADVISORS PREFERRED CLASS...               33.34                               N/A                      N/A             21.46
 SELECT CLASS...............               33.51                               N/A                      N/A             21.48
 PREFERRED CLASS............               33.68                               N/A                      N/A             21.60
 MSCI US REIT Index ........               31.49                                                                        20.42
 Morningstar Specialty -
 Real Estate Category
 Average ...................               31.88                                                                        20.05
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.85%     0.85%      0.85%    0.85%      0.85%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.73%     1.60%      1.42%    1.23%      1.11%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE


Principal Investors Fund                                              189
www.principal.com

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $176  $545  $939  $2,041
 ADVISORS SELECT CLASS                                                                163   505   871   1,900
 ADVISORS PREFERRED CLASS                                                             145   449   776   1,702
 SELECT CLASS                                                                         125   390   676   1,489
 PREFERRED CLASS                                                                      113   353   612   1,352



190                                              Principal Investors Fund
                                                          1-800-547-7754

INTERNATIONAL STOCK FUNDS


Principal Investors Fund                                              191
www.principal.com

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


192                                              Principal Investors Fund
                                                          1-800-547-7754
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              193
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -24.95
2002    -17.13
2003    33.09
2004    19.37

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 16.34%; Advisors Select Class is 16.55%;
Advisors Preferred Class is 16.65%; Select Class is 16.42%; and Preferred
Class is 16.81%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.87%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                       PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS*                19.18                               N/A                       N/A             0.52
 ADVISORS SELECT CLASS....                19.37                               N/A                       N/A             0.60
 ADVISORS PREFERRED CLASS.                19.53                               N/A                       N/A             0.83
 SELECT CLASS.............                19.92                               N/A                       N/A             1.34
 PREFERRED CLASS..........                19.93                               N/A                       N/A             1.19
 Citigroup BMI Global
 ex-US Index/** //(1)/ ...                22.52                                                                         5.39
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ..............                20.25                                                                         2.42
 Morningstar Foreign Large
 Blend Category Average ..                17.59                                                                         0.51
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.90%     0.90%      0.90%    0.90%      0.90%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.78%     1.65%      1.47%    1.28%      1.16%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


194                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $181  $560  $964  $2,095
 ADVISORS SELECT CLASS                                                                 168   520   897   1,955
 ADVISORS PREFERRED CLASS                                                              150   465   803   1,757
 SELECT CLASS                                                                          130   406   702   1,545
 PREFERRED CLASS                                                                       118   368   638   1,409



Principal Investors Fund                                              195
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


196                                              Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              197
www.principal.com

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -4.06
2002            -7.59
2003            55.86
2004            24.93

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 25.66%; Advisors Select Class is 25.72%;
Advisors Preferred Class is 25.87%; Select Class is 25.99%; and Preferred
Class is 26.14%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.64%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -23.87%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                           PAST 1 YEAR                     PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* .....
                                              24.78                             N/A                     N/A             13.90
 ADVISORS SELECT CLASS..........              24.93                             N/A                     N/A             14.06
 ADVISORS PREFERRED CLASS.......              25.18                             N/A                     N/A             14.25
 SELECT CLASS...................              25.48                             N/A                     N/A             14.49
 PREFERRED CLASS................              25.54                             N/A                     N/A             14.56
 MSCI Emerging Markets Free
 Index - NDTR/(1)/ .............              25.56                                                                     18.45
 MSCI Emerging Markets Free
 Index - ID ....................              22.45                                                                     15.53
 Morningstar Diversified
 Emerging Markets Category
 Average .......................              23.75                                                                     15.21
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.35%     1.35%      1.35%    1.35%      1.35%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    2.23%     2.10%      1.92%    1.73%      1.61%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


198                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLES
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $226  $697  $1,195  $2,565
 ADVISORS SELECT CLASS                                                                213   658   1,129   2,431
 ADVISORS PREFERRED CLASS                                                             195   603   1,037   2,243
 SELECT CLASS                                                                         176   545     939   2,041
 PREFERRED CLASS                                                                      164   508     876   1,911



Principal Investors Fund                                              199
www.principal.com

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


200                                              Principal Investors Fund
                                                          1-800-547-7754
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 156.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              201
www.principal.com

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -21.75
2002            -16.84
2003            37.85
2004            21.83

The year-to-date return as of September 30, 2005 for the: Advisors Signature
Class is 15.82%; Advisors Select Class is 15.90%;
Advisors Preferred Class is 16.08%; Select Class is 16.22%; and Preferred
Class is 16.39%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                       PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE CLASS*                21.69                               N/A                       N/A              2.02
 ADVISORS SELECT CLASS....                21.83                               N/A                       N/A              2.11
 ADVISORS PREFERRED CLASS.                22.10                               N/A                       N/A              3.20
 SELECT CLASS.............                22.54                               N/A                       N/A              2.55
 PREFERRED CLASS..........                22.50                               N/A                       N/A              2.66
 Citigroup World ex-US BMI
 Growth Index/(1)/........                19.34                                                                          1.00
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ..............                20.25                                                                          2.42
 Morningstar Foreign Large
 Growth Category Average .                15.58                                                                         -0.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6,
  2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class.
  The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ASSETS FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004


202                                              Principal Investors Fund
                                                          1-800-547-7754

 EXAMPLE

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                    178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                 160   496     855   1,867
 SELECT CLASS                                                                             140   437     755   1,657
 PREFERRED CLASS                                                                          128   400     692   1,523



Principal Investors Fund                                              203
www.principal.com

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


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capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Morgan has been the Fund's Sub-Advisor since March 1, 2005.

As shares of the Fund were first offered for sale on March 1, 2005, historical performance information is limited. The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 5.10%; Advisors Select Class is 5.30%; Advisors Preferred Class is 5.30%; Select Class is 5.40%; and.Preferred Class is 5.50%.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.95%     0.95%      0.95%    0.95%      0.95%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.83%     1.70%      1.52%    1.33%      1.21%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of March 1, 2005

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $186  $576  $990  $2,148
 ADVISORS SELECT CLASS                                                                173   536   923   2,009
 ADVISORS PREFERRED CLASS                                                             155   480   829   1,813
 SELECT CLASS                                                                         135   421   729   1,601
 PREFERRED CLASS                                                                      123   384   665   1,466



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PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund normally invests primarily in non-U.S. securities. The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


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FMR has been the Fund's Sub-Advisor since December 29, 2003.

The Fund began operations with the Institutional Class on December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The year-to-date return as of September 30, 2005 for the: Advisors Signature Class is 9.27%; Advisors Select Class is 9.40%; Advisors Preferred Class is 9.47%; Select Class is 9.72%; and Preferred Class is 9.80%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                     PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ................
                                        19.62                                 N/A                       N/A             19.97
 ADVISORS SELECT CLASS..                  N/A                                 N/A                       N/A             16.53
 ADVISORS PREFERRED
 CLASS..................                  N/A                                 N/A                       N/A             16.65
 SELECT CLASS...........                  N/A                                 N/A                       N/A             16.76
 PREFERRED CLASS........                  N/A                                 N/A                       N/A             16.77
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ............                20.25                                                                           17.52
 Morningstar Foreign
 Large Blend Category
 Average ...............                17.59                                                                           16.15
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                             170   526     907   1,976
 SELECT CLASS                                                                         151   468     808   1,768
 PREFERRED CLASS                                                                      138   431     745   1,635






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THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select, Advisors Signature, Advisors Preferred and Select classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


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cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield


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bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;


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.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a


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Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less


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than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund each which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which each invests. No turnover rate is calculated for the Partners Global Equity, Partners LargeCap Value I, Partners SmallCap Growth III, and Partners SmallCap Value II as


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they have been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $538.0 billion in assets as of December 31, 2004. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

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           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.


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MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was


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chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter




BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


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GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2004, Ark Asset managed $15.5 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204. At December 31, 2004, BHMS had approximately $42 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 Mark Giambrone





MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


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SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2004, Dimensional managed approximately $65 billion in assets.

Investment strategy decisions for the portion of the Partners SmallCap Value Fund II sub-advised by Dimensional are made by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of officers and directors of Dimensional who are elected annually. Dimensional provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


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                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.


SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2004, FMR managed approximately $10.1 billion in discretionary assets. As of December 31, 2004, FMRC managed approximately $1.1 trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam




BAHAA W. FAM . Since joining Fidelity Investments in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is vice president of FMR and FMRC. He has worked as a portfolio manager since joining FMR in 1989. He has been portfolio manager of the Fund since its inception in December 2003. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management


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         and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger




DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the


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GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.



LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy



Day-to-day management of the Fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.


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DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



ROBERT SOUCY . Mr. Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.


Mr. Soucy has served as the senior member of the Fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.


The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan") a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2004, Morgan had total combined assets under management of approximately $791 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

The portfolio managers for each of the Funds listed below operate as a team, sharing responsibility for the day-to-day management of the portfolios, each strategy does however, have lead portfolio managers with responsibility for implementing the insight of the team into individual portfolios. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares of the Funds.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Nigel Emmett
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl




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MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



NIGEL EMMETT, CFA . Managing director of Morgan. Mr. Emmett is a senior client portfolio manager for the International Equity Group and heads the group's efforts in North America. An employee since 1997, he was previously with Brown Brothers Harriman in New York, and with Gartmore Investment Management and Equitable Life Assurance in London. Mr. Emmett obtained a BA in Economics from Manchester University and is a CFA Charterholder.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens





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DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He received his BS from the Wittenberg University and his MA and MBA from the University of Michigan.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She received her BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He received his BBA from the University of Hawaii and MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Directors and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds received his BA from the University of Virginia and his MBA from the University of Pittsburgh.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens received his BBA and MBA from the University of Wisconsin.


SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $5.6 billion as of December 31, 2004.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price


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Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Mark W. Sirkorski




RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


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MARK W. SIKORSKI, CFA . Mr. Sikorski is the Vice President of Mellon Equity. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in Finance from the University of Bridgeport and his BS in Electrical Engineering from Duke University. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Dirk Laschanzky
                                                Jeff Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
           f/k/a                                Craig Dawson
           Capital Preservation




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WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.


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ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRIS D. GUINTHER . As a portfolio manager at Principal, Mr. Guinther serves as the lead portfolio manager for the firm's small-cap growth portfolios. Prior to joining Principal in 2003, Mr. Guinther was a portfolio manager at Banc One Investment Advisors. Prior to that, Mr. Guinther served as a small-cap analyst at Banc One and an investment analyst with Peoples Banking and Trust Co. He received a Bachelor's degree in Business Administration from Ohio University.



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served


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as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.


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MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


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SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2004, Principal - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


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SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


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                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik





THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


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THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2004, Vaughan Nelson had approximately $3.8 billion in assets under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Mark J. Roach
                                        Chris D. Wallis
                                        Scott J. Weber




MARK J. ROACHMr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.


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SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.



SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved


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investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:

       Bond & Mortgage
       Securities                0.55%     Partners MidCap Growth I     1.00%
       Disciplined LargeCap
       Blend                     0.60%     Partners MidCap Value        1.00%
       Diversified
       International             0.90%     Partners MidCap Value I      1.00%
       Government & High
       Quality Bond
       f/k/a Government
       Securities                0.40%     Partners SmallCap Blend      1.00%
       High Quality                        Partners SmallCap Growth
       Intermediate-Term Bond    0.40%     I                            1.10%
       International Emerging              Partners SmallCap Growth
       Markets                   1.35%     II                           1.00%
                                           Partners SmallCap Growth
       International Growth      1.00%     III                          1.10%
       LargeCap Growth           0.55%     Partners SmallCap Value      1.00%
                                           Partners SmallCap Value
       LargeCap S&P 500 Index    0.15%     I                            1.00%
                                           Partners SmallCap Value
       LargeCap Value            0.45%     II                           1.00%
       MidCap Blend              0.65%     Preferred Securities         0.75%
       MidCap Growth             0.65%     Principal LifeTime 2010    0.1225%
       MidCap S&P 400 Index      0.15%     Principal LifeTime 2020    0.1225%
       MidCap Value              0.65%     Principal LifeTime 2030    0.1225%
       Money Market              0.40%     Principal LifeTime 2040    0.1225%
       Partners International    1.10%     Principal LifeTime 2050    0.1225%
                                           Principal Lifetime
       Partners LargeCap Blend   0.75%     Strategic Income           0.1225%
       Partners LargeCap Blend
       I                         0.45%     Real Estate Securities       0.85%
                                           Short-Term Bond
       Partners LargeCap                   f/k/a High Quality
       Growth                    1.00%     Short-Term Bond              0.40%
       Partners LargeCap
       Growth
       I                         0.75%     SmallCap Blend               0.75%
       Partners LargeCap
       Growth
       II                        1.00%     SmallCap Growth              0.75%
       Partners LargeCap Value   0.80%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Value
       I                         0.80%     SmallCap Value               0.75%
                                           Ultra Short Bond
                                           f/k/a Capital
       Partners MidCap Growth    1.00%     Preservation                 0.40%*
       * Period from 11/01/2003 through 07/29/2004 the fee was 0.52%.




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The following Funds have each entered into agreements with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Inflation Protection             0.40%       0.38%       0.36%        0.35%
Partners Global Equity           0.95        0.93        0.91         0.90
Partners LargeCap Value II       0.85        0.83        0.81         0.80
Partners MidCap Growth II        1.00        0.98        0.96         0.95



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners Global Equity, Partners International, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Growth II, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, and Partners SmallCap Value II Funds intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


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For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


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REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


FREQUENT PURCHASES AND REDEMPTIONS


The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds.


The retirement plan administrator of plans that invest in shares of the Funds monitor trading activity to identify and take action against abuses. While these procedures are designed to identify and protect against abusive trading practices, there can be no certainty that abusive trading will be identified and prevented in all instances. When abusive trading is identified, these policies and procedures will be applied in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


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The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Preferred Securities and Real Estate Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. Your dividend will be reinvested back into additional shares of the Fund.

FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund


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exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004      2003     2002    2001/(F)/
                          ----          ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.86       $10.66    $10.59   $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.34      0.31     0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.20      0.11    (0.05)    0.64
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.09         0.54      0.42     0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.34)    (0.35)   (0.44)   (0.49)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.19)       (0.34)    (0.35)   (0.50)   (0.49)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.76       $10.86    $10.66   $10.59   $10.68
                         ======       ======    ======   ======   ======
Total Return..........     0.83%/(d)/   5.17%     4.05%    4.08%   10.95%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $34,311      $28,547   $14,430   $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..     1.29%/(e)/   1.15%     1.12%    1.12%    1.12%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.12%/(e)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.17%/(e)/   3.15%     2.92%    4.35%    5.03%/(e)/
 Portfolio Turnover
  Rate................    178.9%/(e)/  150.5%     91.0%    46.7%   124.7%/(e)/

                          2005/(C)/     2004      2003     2002    2001/(F)/
                          ----          ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.84       $10.63    $10.57   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.32      0.30     0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.09)        0.21      0.10    (0.16)    0.63
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.07         0.53      0.40     0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.32)    (0.34)   (0.43)   (0.47)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.18)       (0.32)    (0.34)   (0.49)   (0.47)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.73       $10.84    $10.63   $10.57   $10.67
                         ======       ======    ======   ======   ======
Total Return..........     0.65%/(d)/   5.09%     3.77%    3.80%   10.69%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,011      $31,801   $12,537     $388   $2,669
 Ratio of Expenses to
  Average Net Assets..     1.47%/(e)/   1.34%     1.30%    1.30%    1.30%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.30%/(e)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.97%/(e)/   2.95%     2.71%    4.27%    4.85%/(e)/
 Portfolio Turnover
  Rate................    178.9%/(e)/  150.5%     91.0%    46.7%   124.7%/(e)/

                          2005/(C)/
                          ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(//g//)/ ..........     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)
                          -----
 Total From Investment
            Operations     0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)
 Distributions from
  Realized Gains......    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.17)
                          -----
Net Asset Value, End
 of Period............   $10.79
                         ======
Total Return..........     0.76%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $218
 Ratio of Expenses to
  Average Net Assets..     1.60%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.47%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.03%/(e)/
 Portfolio Turnover
  Rate................    178.9%/(e)/
                          2005/(C)/     2004      2003     2002    2001/(F)/
                          ----          ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.87       $10.67    $10.60   $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19         0.37      0.35     0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.20      0.11    (0.02)    0.64
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.11         0.57      0.46     0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.37)    (0.39)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.21)       (0.37)    (0.39)   (0.54)   (0.51)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.77       $10.87    $10.67   $10.60   $10.68
                         ======       ======    ======   ======   ======
Total Return..........     0.98%/(d)/   5.48%     4.37%    4.50%   11.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $57,326      $43,420   $33,930   $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..     0.98%/(e)/   0.84%     0.81%    0.81%    0.81%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.81%/(e)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.48%/(e)/   3.46%     3.23%    4.51%    5.59%/(e)/
 Portfolio Turnover
  Rate................    178.9%/(e)/  150.5%     91.0%    46.7%   124.7%/(e)/

                          2005/(C)/     2004      2003     2002    2001/(F)/
                          ----          ----      ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.99       $10.78    $10.65   $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.36      0.34     1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.21      0.16    (0.58)    0.62
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.10         0.57      0.50     0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.36)    (0.37)   (0.46)   (0.50)
 Distributions from
  Realized Gains......    (0.01)          --        --    (0.06)      --
 ------                   -----                           -----
   Total Dividends and
         Distributions    (0.20)       (0.36)    (0.37)   (0.52)   (0.50)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.89       $10.99    $10.78   $10.65   $10.67
                         ======       ======    ======   ======   ======
Total Return..........     0.91%/(d)/   5.39%     4.79%    4.96%   11.03%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,081       $2,274      $912     $113   $2,668
 Ratio of Expenses to
  Average Net Assets..     1.11%/(e)/   0.96%     0.93%    0.92%    0.93%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.93%/(e)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.38%/(e)/   3.35%     3.12%    4.69%    5.22%/(e)/
 Portfolio Turnover
  Rate................    178.9%/(e)/  150.5%     91.0%    46.7%   124.7%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(g) /Calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/    (C)/    2004    2003/(F)/
                         ----             ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..  $12.89          $12.07   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.06            0.06     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.53            1.07     2.03
                          ----            ----     ----
 Total From Investment
            Operations    0.59            1.13     2.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07    )      (0.04)      --
 Distributions from
  Realized Gains......   (0.06    )      (0.27)      --
  ----                   -----           -----
   Total Dividends and
         Distributions   (0.13    )      (0.31)      --
  ----                   -----           -----
Net Asset Value, End
 of Period............  $13.35          $12.89   $12.07
                        ======          ======   ======
Total Return..........    4.55    %/(d)/  9.55%   20.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $21              $9     $121
 Ratio of Expenses to
  Average Net Assets..    1.17    %/(e)/  1.17%    1.17%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.85    %/(e)/  0.44%    0.45%/(e)/
 Portfolio Turnover
  Rate................    93.6    %/(e)/ 106.2%   109.2%/(e)/

                         2005/    (C)/    2004    2003/(F)/
                         ----             ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
ADVISORS SELECT
---------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..  $12.87          $12.05   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.02            0.03     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56            1.08     2.03
                          ----            ----     ----
 Total From Investment
            Operations    0.58            1.11     2.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07    )      (0.02)      --
 Distributions from
  Realized Gains......   (0.06    )      (0.27)      --
  ----                   -----           -----
   Total Dividends and
         Distributions   (0.13    )      (0.29)      --
  ----                   -----           -----
Net Asset Value, End
 of Period............  $13.32          $12.87   $12.05
                        ======          ======   ======
Total Return..........    4.46    %/(d)/  9.37%   20.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $62             $10     $120
 Ratio of Expenses to
  Average Net Assets..    1.35    %/(e)/  1.35%    1.35%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34    %/(e)/  0.26%    0.27%/(e)/
 Portfolio Turnover
  Rate................    93.6    %/(e)/ 106.2%   109.2%/(e)/

                         2005/    (C)/
                         ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..  $12.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.51
                          ----
 Total From Investment
            Operations    0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06    )
 Distributions from
  Realized Gains......   (0.06    )
                         -----
   Total Dividends and
         Distributions   (0.12    )
                         -----
Net Asset Value, End
 of Period............  $13.39
                        ======
Total Return..........    4.35    %/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.48%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.81    %/(e)/
 Portfolio Turnover
  Rate................    93.6    %/(e)/

                         2005/    (C)/    2004    2003/(F)/
                         ----             ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
PREFERRED SHARES/(A)/
---------------------
Net Asset Value,
 Beginning of Period..  $12.93          $12.10   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.10            0.09     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.51            1.09     2.03
                          ----            ----     ----
 Total From Investment
            Operations    0.61            1.18     2.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07    )      (0.08)      --
 Distributions from
  Realized Gains......   (0.06    )      (0.27)      --
  ----                   -----           -----
   Total Dividends and
         Distributions   (0.13    )      (0.35)      --
  ----                   -----           -----
Net Asset Value, End
 of Period............  $13.41          $12.93   $12.10
                        ======          ======   ======
Total Return..........    4.72    %/(d)/  9.94%   21.00%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10             $10     $121
 Ratio of Expenses to
  Average Net Assets..    0.86    %/(e)/  0.86%    0.86%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.42    %/(e)/  0.75%    0.76%/(e)/
 Portfolio Turnover
  Rate................    93.6    %/(e)/ 106.2%   109.2%/(e)/

                         2005/    (C)/    2004    2003/(F)/
                         ----             ----    ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
SELECT SHARES/(A)/
------------------
Net Asset Value,
 Beginning of Period..  $12.91          $12.08   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.09            0.08     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.51            1.09     2.02
                          ----            ----     ----
 Total From Investment
            Operations    0.60            1.17     2.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07    )      (0.07)      --
 Distributions from
  Realized Gains......   (0.06    )      (0.27)      --
  ----                   -----           -----
   Total Dividends and
         Distributions   (0.13    )      (0.34)      --
  ----                   -----           -----
Net Asset Value, End
 of Period............  $13.38          $12.91   $12.08
                        ======          ======   ======
Total Return..........    4.64    %/(d)/  9.83%   20.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10              $9     $121
 Ratio of Expenses to
  Average Net Assets..    0.98    %/(e)/  0.98%    0.98%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.28    %/(e)/  0.63%    0.64%/(e)/
 Portfolio Turnover
  Rate................    93.6    %/(e)/ 106.2%   109.2%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004        2003         2002        2001/(I)/
                          ----          ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $9.31        $8.00       $6.51        $7.40       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.06         0.06        0.07        (0.02)        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.27        1.45        (0.87)       (2.83)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     0.94         1.33        1.52        (0.89)       (2.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.02)      (0.03)          --           --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.02)      (0.03)          --           --
 -----                    -----        -----       -----
Net Asset Value, End
 of Period............    $9.99        $9.31       $8.00        $6.51        $7.40
                          =====        =====       =====        =====        =====
Total Return..........    10.06%/(e)/  16.59%      23.36%      (12.03)%     (26.92)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,868       $8,156      $4,173       $3,304         $926
 Ratio of Expenses to
  Average Net Assets..     1.47%/(f)/   1.46%       1.47%        1.47%        1.47%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.47%/(g)/  1.47%/(g)/   1.47%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.16%/(f)/   0.73%       0.95%        0.46%        0.79%/(f)/
 Portfolio Turnover
  Rate................    128.8%/(f)/  160.2%      162.2%/(h)/   71.4%        86.8%/(f)/

                          2005/(D)/     2004        2003         2002        2001/(I)/
                          ----          ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS SELECT SHARES
----------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $9.25        $7.96       $6.47        $7.38       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.05         0.05        0.04        (0.02)        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.24        1.47        (0.89)       (2.84)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     0.93         1.29        1.51        (0.91)       (2.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --       (0.02)          --           --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.25)          --       (0.02)          --           --
 -----                    -----                    -----
Net Asset Value, End
 of Period............    $9.93        $9.25       $7.96        $6.47        $7.38
                          =====        =====       =====        =====        =====
Total Return..........    10.11%/(e)/  16.23%      23.30%      (12.33)%     (27.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,528       $5,573      $3,060       $3,172         $974
 Ratio of Expenses to
  Average Net Assets..     1.65%/(f)/   1.64%       1.65%        1.65%        1.65%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.65%/(g)/  1.65%/(g)/   1.65%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.00%/(f)/   0.53%       0.61%        0.38%        0.60%/(f)/
 Portfolio Turnover
  Rate................    128.8%/(f)/  160.2%      162.2%/(h)/   71.4%        86.8%/(f)/

                          2005/(D)/
                          ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $9.36
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.78
                           ----
 Total From Investment
            Operations     0.88
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
 Distributions from
  Realized Gains......    (0.21)
                          -----
   Total Dividends and
         Distributions    (0.25)
                          -----
Net Asset Value, End
 of Period............    $9.99
                          =====
Total Return..........     9.44%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $93
 Ratio of Expenses to
  Average Net Assets..     1.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.94%/(f)/
 Portfolio Turnover
  Rate................    128.8%/(f)/

                          2005/(D)/     2004        2003         2002        2001/(I)/
                          ----          ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
PREFERRED SHARES /(A)/
----------------------
Net Asset Value,
 Beginning of Period..    $9.32        $8.01       $6.51        $7.41       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.08         0.09        0.08        (0.01)        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.26        1.47        (0.85)       (2.81)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     0.96         1.35        1.55        (0.86)       (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)      (0.05)       (0.04)          --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.04)      (0.05)       (0.04)          --
 ----                     -----        -----       -----        -----
Net Asset Value, End
 of Period............   $10.02        $9.32       $8.01        $6.51        $7.41
                         ======        =====       =====        =====        =====
Total Return..........    10.30%/(e)/  16.93%      23.90%      (11.61)%     (26.82)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,232      $10,120      $7,169       $4,166         $925
 Ratio of Expenses to
  Average Net Assets..     1.16%/(f)/   1.15%       1.16%        1.16%        1.16%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.16%/(g)/  1.16%/(g)/   1.16%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.53%/(f)/   0.99%       1.15%        0.75%        0.21%/(f)/
 Portfolio Turnover
  Rate................    128.8%/(f)/  160.2%      162.2%/(h)/   71.4%        86.8%/(f)/

                          2005/(D)/     2004        2003         2002        2001/(I)/
                          ----          ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
SELECT SHARES /(A)/
-------------------
Net Asset Value,
 Beginning of Period..    $9.43        $8.08       $6.50        $7.41       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.07         0.09        0.08        (0.01)        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.89         1.29        1.54        (0.87)       (2.83)
                           ----         ----        ----        -----        -----
 Total From Investment
            Operations     0.96         1.38        1.62        (0.88)       (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.03)      (0.04)       (0.03)          --
 Distributions from
  Realized Gains......    (0.21)          --          --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.03)      (0.04)       (0.03)          --
 ----                     -----        -----       -----        -----
Net Asset Value, End
 of Period............   $10.13        $9.43       $8.08        $6.50        $7.41
                         ======        =====       =====        =====        =====
Total Return..........    10.17%/(e)/  17.14%      25.01%      (11.96)%     (26.82)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,740       $1,431         $60       $2,381         $927
 Ratio of Expenses to
  Average Net Assets..     1.28%/(f)/   1.28%       1.28%        1.28%        1.28%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.28%/(g)/  1.28%/(g)/   1.28%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.40%/(f)/   1.03%       1.03%        0.76%        0.98%/(f)/
 Portfolio Turnover
  Rate................    128.8%/(f)/  160.2%      162.2%/(h)/   71.4%        86.8%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/     2004     2003     2002    2001/(F)/
                         ----          ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.33       $10.31   $10.55   $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.16         0.30     0.29     0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)        0.09    (0.16)   (0.23)    0.45
                         -----         ----    -----    -----     ----
 Total From Investment
            Operations    0.07         0.39     0.13     0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)       (0.37)   (0.37)   (0.49)   (0.50)
                         -----        -----    -----    -----    -----
   Total Dividends and
         Distributions   (0.17)       (0.37)   (0.37)   (0.49)   (0.50)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.23       $10.33   $10.31   $10.55   $10.52
                        ======       ======   ======   ======   ======
Total Return..........    0.68%/(d)/   3.89%    1.22%    5.09%    9.38%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,344       $2,980   $1,101     $236   $2,630
 Ratio of Expenses to
  Average Net Assets..    0.97%/(e)/   0.97%    0.97%    0.97%    0.97%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.07%/(e)/   2.90%    2.78%    4.77%    5.29%/(e)/
 Portfolio Turnover
  Rate................   313.5%/(e)/   95.2%   219.5%    49.9%    36.1%/(e)/

                         2005/(C)/     2004     2003     2002    2001/(F)/
                         ----          ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.33       $10.31   $10.55   $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.15         0.28     0.28     0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)        0.10    (0.17)   (0.01)    0.45
                         -----         ----    -----    -----     ----
 Total From Investment
            Operations    0.06         0.38     0.11     0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)       (0.36)   (0.35)   (0.47)   (0.49)
                         -----        -----    -----    -----    -----
   Total Dividends and
         Distributions   (0.16)       (0.36)   (0.35)   (0.47)   (0.49)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.23       $10.33   $10.31   $10.55   $10.51
                        ======       ======   ======   ======   ======
Total Return..........    0.59%/(d)/   3.71%    1.04%    5.00%    9.13%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,563       $6,096   $4,020     $582   $2,657
 Ratio of Expenses to
  Average Net Assets..    1.15%/(e)/   1.15%    1.15%    1.15%    1.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.89%/(e)/   2.76%    2.60%    4.55%    5.12%/(e)/
 Portfolio Turnover
  Rate................   313.5%/(e)/   95.2%   219.5%    49.9%    36.1%/(e)/

                         2005/(C)/
                         ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.36
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)
                         -----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.15)
                         -----
   Total Dividends and
         Distributions   (0.15)
                         -----
Net Asset Value, End
 of Period............  $10.28
                        ======
Total Return..........    0.72%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $64
 Ratio of Expenses to
  Average Net Assets..    1.28%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.85%/(e)/
 Portfolio Turnover
  Rate................   313.5%/(e)/

                         2005/(C)/     2004     2003     2002    2001/(F)/
                         ----          ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.35       $10.34   $10.57   $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.17         0.34     0.32     0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.08)        0.08    (0.15)    0.09     0.48
                         -----         ----    -----     ----     ----
 Total From Investment
            Operations    0.09         0.42     0.17     0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.19)       (0.41)   (0.40)   (0.52)   (0.53)
                         -----        -----    -----    -----    -----
   Total Dividends and
         Distributions   (0.19)       (0.41)   (0.40)   (0.52)   (0.53)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.25       $10.35   $10.34   $10.57   $10.52
                        ======       ======   ======   ======   ======
Total Return..........    0.84%/(d)/   4.11%    1.63%    5.61%    9.63%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,382       $7,084   $4,853   $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..    0.66%/(e)/   0.66%    0.66%    0.66%    0.66%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.37%/(e)/   3.26%    3.09%    4.96%    5.74%/(e)/
 Portfolio Turnover
  Rate................   313.5%/(e)/   95.2%   219.5%    49.9%    36.1%/(e)/

                         2005/(C)/     2004     2003     2002    2001/(F)/
                         ----          ----     ----     ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.35       $10.33   $10.57   $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.17         0.32     0.30     1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)        0.09    (0.15)   (0.62)    0.46
                         -----         ----    -----    -----     ----
 Total From Investment
            Operations    0.08         0.41     0.15     0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.18)       (0.39)   (0.39)   (0.51)   (0.52)
                         -----        -----    -----    -----    -----
   Total Dividends and
         Distributions   (0.18)       (0.39)   (0.39)   (0.51)   (0.52)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.25       $10.35   $10.33   $10.57   $10.52
                        ======       ======   ======   ======   ======
Total Return..........    0.78%/(d)/   4.08%    1.41%    5.48%    9.53%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,510       $1,140     $745     $106   $2,630
 Ratio of Expenses to
  Average Net Assets..    0.78%/(e)/   0.78%    0.78%    0.77%    0.78%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.27%/(e)/   3.12%    3.00%    4.97%    5.48%/(e)/
 Portfolio Turnover
  Rate................   313.5%/(e)/   95.2%   219.5%    49.9%    36.1%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004     2003     2002    2001/(F)/
                          ----          ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.62       $10.55   $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.30     0.39     0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.18     0.02    (0.03)    0.61
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.10         0.48     0.41     0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.33)   (0.40)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.18)       (0.41)   (0.40)   (0.57)   (0.51)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.54       $10.62   $10.55   $10.54   $10.65
                         ======       ======   ======   ======   ======
Total Return..........     1.00%/(d)/   4.68%    3.97%    4.61%   10.99%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $36,813      $35,407     $818   $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     1.16%/(e)/   1.01%    0.97%    0.97%    0.97%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.97%/(e)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.99%/(e)/   2.88%    3.73%    4.67%    5.33%/(e)/
 Portfolio Turnover
  Rate................    155.0%/(e)/  152.5%    71.3%    60.8%    80.3%/(e)/

                          2005/(C)/     2004     2003     2002    2001/(F)/
                          ----          ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.61       $10.54   $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.29     0.38     0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.18     0.01    (0.04)    0.61
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.09         0.47     0.39     0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.32)   (0.39)   (0.46)   (0.49)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.18)       (0.40)   (0.39)   (0.55)   (0.49)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.52       $10.61   $10.54   $10.54   $10.65
                         ======       ======   ======   ======   ======
Total Return..........     0.84%/(d)/   4.50%    3.69%    4.43%   10.84%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,475       $1,921     $802   $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.34%/(e)/   1.19%    1.15%    1.15%    1.15%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.15%/(e)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.81%/(e)/   2.78%    3.55%    4.51%    5.15%/(e)/
 Portfolio Turnover
  Rate................    155.0%/(e)/  152.5%    71.3%    60.8%    80.3%/(e)/

                          2005/(C)/
                          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(g)/ ..............     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.04)
                          -----
 Total From Investment
            Operations     0.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)
 Distributions from
  Realized Gains......    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.17)
                          -----
Net Asset Value, End
 of Period............   $10.62
                         ======
Total Return..........     0.98%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.49%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.31%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.63%/(e)/
 Portfolio Turnover
  Rate................    155.0%/(e)/
                          2005/(C)/     2004     2003     2002    2001/(F)/
                          ----          ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.64       $10.57   $10.56   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.34     0.43     0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.18     0.02    (0.02)    0.66
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.11         0.52     0.45     0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.37)   (0.44)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.19)       (0.45)   (0.44)   (0.60)   (0.53)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.56       $10.64   $10.57   $10.56   $10.67
                         ======       ======   ======   ======   ======
Total Return..........     1.10%/(d)/   4.99%    4.28%    4.93%   11.45%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,972      $11,918   $6,339   $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.85%/(e)/   0.70%    0.66%    0.66%    0.66%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.66%/(e)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.33%/(e)/   3.27%    4.05%    4.90%    5.65%/(e)/
 Portfolio Turnover
  Rate................    155.0%/(e)/  152.5%    71.3%    60.8%    80.3%/(e)/

                          2005/(C)/     2004     2003     2002    2001/(F)/
                          ----          ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.62       $10.55   $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.33     0.41     0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.17     0.02    (0.04)    0.61
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.11         0.50     0.43     0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.35)   (0.42)   (0.50)   (0.52)
 Distributions from
  Realized Gains......    (0.06)       (0.08)      --    (0.09)      --
 -----                    -----        -----             -----
   Total Dividends and
         Distributions    (0.19)       (0.43)   (0.42)   (0.59)   (0.52)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.54       $10.62   $10.55   $10.54   $10.65
                         ======       ======   ======   ======   ======
Total Return..........     1.06%/(d)/   4.88%    4.17%    4.81%   11.15%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $74          $12      $11   $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.98%/(e)/   0.81%    0.78%    0.77%    0.78%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.78%/(e)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.29%/(e)/   3.18%    3.92%    4.89%    5.52%/(e)/
 Portfolio Turnover
  Rate................    155.0%/(e)/  152.5%    71.3%    60.8%    80.3%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(g) /Calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)
                         -----
   Total Dividends and
         Distributions   (0.05)
                         -----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return..........    1.41%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12
 Ratio of Expenses to
  Average Net Assets..    1.50%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.97%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.08%/(e)/
 Portfolio Turnover
  Rate................    15.7%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)
                         -----
   Total Dividends and
         Distributions   (0.05)
                         -----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return..........    1.38%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.65%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    1.15%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.75%/(e)/
 Portfolio Turnover
  Rate................    15.7%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09
                          ----
 Total From Investment
            Operations    0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)
                         -----
   Total Dividends and
         Distributions   (0.05)
                         -----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return..........    1.36%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.82%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    1.28%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.58%/(e)/
 Portfolio Turnover
  Rate................    15.7%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09
                          ----
 Total From Investment
            Operations    0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)
                         -----
   Total Dividends and
         Distributions   (0.06)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    1.56%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.16%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.66%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.24%/(e)/
 Portfolio Turnover
  Rate................    15.7%/(e)/

                         2005/(C)/
                         ----
INFLATION PROTECTION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)
                         -----
   Total Dividends and
         Distributions   (0.05)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    1.54%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.31%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.78%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.09%/(e)/
 Portfolio Turnover
  Rate................    15.7%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/     2004        2003        2002     2001/(G)/
                         ----          ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $15.09       $13.00       $8.74       $8.32    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.10         0.08        0.08          --      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.22         2.09        4.18        0.46     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    2.32         2.17        4.26        0.46     (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.08)         --       (0.04)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.08)         --       (0.04)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $16.25       $15.09      $13.00       $8.74     $8.32
                        ======       ======      ======       =====     =====
Total Return..........   15.71%/(d)/  16.80%      48.74%       5.53%   (19.24)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,303       $3,143      $2,484      $1,543    $1,041
 Ratio of Expenses to
  Average Net Assets..    1.92%/(e)/   1.91%       1.92%       1.92%     1.92%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.92%/(f)/  1.92%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.24%/(e)/   0.59%       0.76%       0.10%     0.90%/(e)/
 Portfolio Turnover
  Rate................   209.2%/(e)/  146.9%      144.7%      151.0%    156.3%/(e)/

                         2005/(C)/     2004        2003        2002     2001/(G)/
                         ----          ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $15.05       $12.96       $8.73       $8.31    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08         0.06        0.06          --      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.21         2.09        4.17        0.45     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    2.29         2.15        4.23        0.45     (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.06)         --       (0.03)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.06)         --       (0.03)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $16.18       $15.05      $12.96       $8.73     $8.31
                        ======       ======      ======       =====     =====
Total Return..........   15.55%/(d)/  16.65%      48.45%       5.34%   (19.33)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,142       $1,928      $1,630      $1,093    $1,040
 Ratio of Expenses to
  Average Net Assets..    2.10%/(e)/   2.09%       2.10%       2.10%     2.10%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         2.10%/(f)/  2.10%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.00%/(e)/   0.41%       0.59%         --      0.73%/(e)/
 Portfolio Turnover
  Rate................   209.2%/(e)/  146.9%      144.7%      151.0%    156.3%/(e)/

                         2005/(C)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $15.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.17
                          ----
 Total From Investment
            Operations    2.24

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (1.16)
                         -----
   Total Dividends and
         Distributions   (1.16)
                         -----
Net Asset Value, End
 of Period............  $16.30
                        ======
Total Return..........   15.04%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    2.23%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.88%/(e)/
 Portfolio Turnover
  Rate................   209.2%/(e)/

                         2005/(C)/     2004        2003        2002     2001/(G)/
                         ----          ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $15.17       $13.07       $8.76       $8.33    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13         0.13        0.10        0.05      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.23         2.10        4.21        0.45     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    2.36         2.23        4.31        0.50     (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.13)         --       (0.07)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.13)         --       (0.07)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $16.37       $15.17      $13.07       $8.76     $8.33
                        ======       ======      ======       =====     =====
Total Return..........   15.90%/(d)/  17.14%      49.20%       5.97%   (19.22)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,518       $3,430      $2,506      $1,102    $1,042
 Ratio of Expenses to
  Average Net Assets..    1.61%/(e)/   1.60%       1.61%       1.61%     1.61%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.61%/(f)/  1.61%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.54%/(e)/   0.90%       1.01%       0.49%     0.69%/(e)/
 Portfolio Turnover
  Rate................   209.2%/(e)/  146.9%      144.7%      151.0%    156.3%/(e)/

                         2005/(C)/     2004        2003        2002     2001/(G)/
                         ----          ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $15.16       $13.05       $8.76       $8.33    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.11         0.11        0.10        0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.23         2.11        4.19        0.45     (1.97)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    2.34         2.22        4.29        0.49     (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.11)         --       (0.06)    (0.02)
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.11)         --       (0.06)    (0.02)
 ----                    -----        -----                   -----     -----
Net Asset Value, End
 of Period............  $16.34       $15.16      $13.05       $8.76     $8.33
                        ======       ======      ======       =====     =====
Total Return..........   15.78%/(d)/  17.11%      48.97%       5.85%   (19.14)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,045       $1,896      $1,633      $1,095    $1,043
 Ratio of Expenses to
  Average Net Assets..    1.73%/(e)/   1.72%       1.73%       1.72%     1.73%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.73%/(f)/  1.73%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.37%/(e)/   0.78%       0.96%       0.38%     1.09%/(e)/
 Portfolio Turnover
  Rate................   209.2%/(e)/  146.9%      144.7%      151.0%    156.3%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(D)/     2004     2003        2002        2001/(H)/
                         ----          ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..  $10.31        $8.58    $6.83       $7.55       $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.06         0.08     0.05        0.02        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.04         1.70     1.70       (0.70)       (2.56)
                          ----         ----     ----       -----        -----
 Total From Investment
            Operations    1.10         1.78     1.75       (0.68)       (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)       (0.05)      --       (0.04)          --
 Distributions from
  Realized Gains......   (0.87)          --       --          --           --
 ------                  -----
   Total Dividends and
         Distributions   (0.97)       (0.05)      --       (0.04)          --
 ------                  -----        -----                -----
Net Asset Value, End
 of Period............  $10.44       $10.31    $8.58       $6.83        $7.55
                        ======       ======    =====       =====        =====
Total Return..........   10.86%/(e)/  20.81%   25.62%      (9.07)%     (25.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,144       $5,301   $2,591      $1,405         $756
 Ratio of Expenses to
  Average Net Assets..    1.57%/(f)/   1.57%    1.57%       1.57%        1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --           --     1.57%/(g)/  1.57%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.11%/(f)/   0.86%    0.65%       0.10%        0.34%/(f)/
 Portfolio Turnover
  Rate................   163.1%/(f)/  156.2%   135.3%       96.9%       143.1%/(f)/

                         2005/(D)/     2004     2003        2002        2001/(H)/
                         ----          ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..   $9.91        $8.25    $6.58       $7.53       $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.05         0.06     0.05       (0.08)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.99         1.64     1.62       (0.84)       (2.57)
                          ----         ----     ----       -----        -----
 Total From Investment
            Operations    1.04         1.70     1.67       (0.92)       (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)       (0.04)      --       (0.03)          --
 Distributions from
  Realized Gains......   (0.87)          --       --          --           --
 ------                  -----
   Total Dividends and
         Distributions   (0.96)       (0.04)      --       (0.03)          --
 ------                  -----        -----                -----
Net Asset Value, End
 of Period............   $9.99        $9.91    $8.25       $6.58        $7.53
                         =====        =====    =====       =====        =====
Total Return..........   10.78%/(e)/  20.61%   25.38%     (12.32)%     (25.96)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,840       $4,859     $568        $199         $754
 Ratio of Expenses to
  Average Net Assets..    1.75%/(f)/   1.75%    1.75%       1.74%        1.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --           --     1.75%/(g)/  1.75%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.02%/(f)/   0.60%    0.73%      (0.03)%       0.16%/(f)/
 Portfolio Turnover
  Rate................   163.1%/(f)/  156.2%   135.3%       96.9%       143.1%/(f)/

                         2005/(D)/
                         ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..  $10.11
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.97
                          ----
 Total From Investment
            Operations    1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
 Distributions from
  Realized Gains......   (0.87)
                         -----
   Total Dividends and
         Distributions   (0.96)
                         -----
Net Asset Value, End
 of Period............  $10.16
                        ======
Total Return..........   10.24%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.88%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.79%/(f)/
 Portfolio Turnover
  Rate................   163.1%/(f)/



                         2005/(D)/     2004     2003        2002        2001/(H)/
                         ----          ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
PREFERRED SHARES /(A)/
----------------------
Net Asset Value,
 Beginning of Period..  $10.02        $8.34    $6.61       $7.55       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.08         0.10     0.08        0.02        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.00         1.66     1.65       (0.90)       (2.59)
                          ----         ----     ----       -----        -----
 Total From Investment
            Operations    1.08         1.76     1.73       (0.88)       (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)       (0.08)      --       (0.06)          --
 Distributions from
  Realized Gains......   (0.87)          --       --          --           --
 ------                  -----
   Total Dividends and
         Distributions   (0.97)       (0.08)      --       (0.06)          --
 ------                  -----        -----                -----
Net Asset Value, End
 of Period............  $10.13       $10.02    $8.34       $6.61        $7.55
                        ======       ======    =====       =====        =====
Total Return..........   11.01%/(e)/  21.21%   26.17%     (11.72)%     (25.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,193       $1,848     $685        $623         $756
 Ratio of Expenses to
  Average Net Assets..    1.26%/(f)/   1.26%    1.26%       1.25%        1.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --           --     1.26%/(g)/  1.26%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.63%/(f)/   1.12%    1.09%       0.43%        0.65%/(f)/
 Portfolio Turnover
  Rate................   163.1%/(f)/  156.2%   135.3%       96.9%       143.1%/(f)/

                         2005/(D)/     2004     2003        2002        2001/(H)/
                         ----          ----     ----        ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
SELECT SHARES /(A)/
-------------------
Net Asset Value,
 Beginning of Period..  $10.00        $8.31    $6.60       $7.55       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.10         0.09     0.08       (0.03)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.98         1.67     1.63       (0.86)       (2.58)
                          ----         ----     ----       -----        -----
 Total From Investment
            Operations    1.08         1.76     1.71       (0.89)       (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)       (0.07)      --       (0.06)          --
 Distributions from
  Realized Gains......   (0.87)          --       --          --           --
 ------                  -----
   Total Dividends and
         Distributions   (0.97)       (0.07)      --       (0.06)          --
 ------                  -----        -----                -----
Net Asset Value, End
 of Period............  $10.11       $10.00    $8.31       $6.60        $7.55
                        ======       ======    =====       =====        =====
Total Return..........   11.02%/(e)/  21.26%   25.91%     (11.96)%     (25.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,549         $228     $106        $195         $756
 Ratio of Expenses to
  Average Net Assets..    1.38%/(f)/   1.38%    1.38%       1.36%        1.38%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --           --     1.38%/(g)/  1.37%/(g)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.97%/(f)/   0.92%    1.12%       0.35%        0.53%/(f)/
 Portfolio Turnover
  Rate................   163.1%/(f)/  156.2%   135.3%       96.9%       143.1%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/      2004        2003         2002      2001/(I)/
                         ----           ----        ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.34         $6.12       $5.16        $6.30     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02         (0.01)      (0.01)       (0.02)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22          0.23        0.97        (1.12)     (3.67)
                          ----          ----        ----        -----      -----
 Total From Investment
            Operations    0.24          0.22        0.96        (1.14)     (3.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)           --          --           --         --
 Tax Return of Capital
  Distribution........      --            --          --           --      (0.01)
 ------
   Total Dividends and
         Distributions   (0.03)           --          --           --      (0.01)
  -----                  -----                                             -----
Net Asset Value, End
 of Period............   $6.55         $6.34       $6.12        $5.16      $6.30
                         =====         =====       =====        =====      =====
Total Return..........    3.80%/(d)/    3.59%      18.60%/(j)/ (18.10)%   (35.88)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $525          $513        $753         $646       $788
 Ratio of Expenses to
  Average Net Assets..    1.12%/(e)/    1.12%       1.12%        1.12%      1.12%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.12%/(f)/  1.12%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.63%/(e)/   (0.21)%     (0.20)%      (0.29)%    (0.36)%/(e)/
 Portfolio Turnover
  Rate................   209.5%/(e)/    59.8%       59.2%/(g)/   29.6%      37.5%/(e)/

                         2005/(C)/      2004        2003         2002      2001/(I)/
                         ----           ----        ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.09         $5.89       $5.15        $6.29     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)        (0.02)      (0.02)       (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.24          0.22        0.76        (1.11)     (3.67)
                          ----          ----        ----        -----      -----
 Total From Investment
            Operations    0.23          0.20        0.74        (1.14)     (3.71)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)           --          --           --         --
 Tax Return of Capital
  Distribution........      --            --          --           --      (0.01)
 ------
   Total Dividends and
         Distributions   (0.03)           --          --           --      (0.01)
  -----                  -----                                             -----
Net Asset Value, End
 of Period............   $6.29         $6.09       $5.89        $5.15      $6.29
                         =====         =====       =====        =====      =====
Total Return..........    3.78%/(d)/    3.40%      14.37%      (18.12)%   (35.98)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $546           $72         $79         $644       $787
 Ratio of Expenses to
  Average Net Assets..    1.30%/(e)/    1.30%       1.30%        1.30%      1.30%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.30%/(f)/  1.30%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.23)%/(e)/  (0.39)%     (0.40)%      (0.47)%    (0.54)%/(e)/
 Portfolio Turnover
  Rate................   209.5%/(e)/    59.8%       59.2%/(g)/   29.6%      37.5%/(e)/

                         2005/(C)/
                         ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.23
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
   ----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............   $6.29
                         =====
Total Return..........    3.77%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.43%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.33%/(e)/
 Portfolio Turnover
  Rate................   209.5%/(e)/

                         2005/(C)/      2004        2003         2002      2001/(I)/
                         ----           ----        ----         ----      ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.18         $5.95       $5.19        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04          0.01        0.01         0.01      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.20          0.22        0.75        (1.13)     (3.66)
                          ----          ----        ----        -----      -----
 Total From Investment
            Operations    0.24          0.23        0.76        (1.12)     (3.69)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)           --          --           --         --
 Tax Return of Capital
  Distribution........      --            --          --           --      (0.01)
  -----                                                                    -----
   Total Dividends and
         Distributions   (0.03)           --          --           --      (0.01)
  -----                  -----                                             -----
Net Asset Value, End
 of Period............   $6.39         $6.18       $5.95        $5.19      $6.31
                         =====         =====       =====        =====      =====
Total Return..........    3.93%/(d)/    3.87%      14.64%      (17.75)%   (35.77)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,034        $2,299      $1,638       $1,584       $789
 Ratio of Expenses to
  Average Net Assets..    0.81%/(e)/    0.81%       0.81%        0.81%      0.81%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          0.81%/(f)/  0.81%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.10%/(e)/    0.09%       0.10%        0.06%     (0.07)%/(e)/
 Portfolio Turnover
  Rate................   209.5%/(e)/    59.8%       59.2%/(g)/   29.6%      37.5%/(e)/

                         2005/(C)/      2004        2003         2002      2001/(I)/
                         ----           ----        ----         ----      ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.27         $6.05       $5.18        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01            --          --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.24          0.22        0.87        (1.12)     (3.67)
                          ----          ----        ----        -----      -----
 Total From Investment
            Operations    0.25          0.22        0.87        (1.13)     (3.69)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)           --          --           --         --
 Tax Return of Capital
  Distribution........      --            --          --           --      (0.01)
  -----                                                                    -----
   Total Dividends and
         Distributions   (0.03)           --          --           --      (0.01)
  -----                  -----                                             -----
Net Asset Value, End
 of Period............   $6.49         $6.27       $6.05        $5.18      $6.31
                         =====         =====       =====        =====      =====
Total Return..........    4.02%/(d)/    3.64%      16.80%/(h)/ (17.91)%   (35.77)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,711           $53         $32         $648       $789
 Ratio of Expenses to
  Average Net Assets..    0.93%/(e)/    0.93%       0.93%        0.92%      0.93%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          0.93%/(f)/  0.93%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.19%/(e)/   (0.04)%     (0.03)%      (0.10)%    (0.17)%/(e)/
 Portfolio Turnover
  Rate................   209.5%/(e)/    59.8%       59.2%/(g)/   29.6%      37.5%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(h) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(j) /During 2003, the Fund processed a significant (relative to the Class) "As
  Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would ahve been smaller.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004      2003      2002      2001/(F)/
                           ----           ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.70         $8.06     $6.79     $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07          0.08      0.08      0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21          0.61      1.23     (1.30)     (2.40)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.28          0.69      1.31     (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.05)    (0.04)    (0.04)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.05)    (0.04)    (0.04)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.26         $8.70     $8.06     $6.79      $8.11
                           =====         =====     =====     =====      =====
Total Return..........      2.92%/(d)/    8.58%    19.43%   (15.86)%   (20.99)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $102,305       $91,855   $31,362    $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..      0.72%/(e)/    0.72%     0.72%     0.72%      0.72%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.67%/(e)/    0.95%     1.04%     0.97%      0.70%/(e)/
 Portfolio Turnover
  Rate................      12.8%/(e)/    67.3%      1.1%     67.9%     117.4%/(e)/

                           2005/(C)/      2004      2003      2002      2001/(F)/
                           ----           ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.69         $8.06     $6.77     $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06          0.07      0.06      0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21          0.59      1.26     (1.33)     (2.40)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.27          0.66      1.32     (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.03)    (0.03)    (0.03)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.03)    (0.03)    (0.03)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.24         $8.69     $8.06     $6.77      $8.10
                           =====         =====     =====     =====      =====
Total Return..........      2.78%/(d)/    8.26%    19.57%   (16.15)%   (21.09)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $54,770       $50,014   $20,010    $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..      0.90%/(e)/    0.90%     0.90%     0.90%      0.90%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.48%/(e)/    0.77%     0.85%     0.71%      0.52%/(e)/
 Portfolio Turnover
  Rate................      12.8%/(e)/    67.3%      1.1%     67.9%     117.4%/(e)/

                           2005/(C)/
                           ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.68
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23
   ----
 Total From Investment
            Operations      0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)

 Distributions from
  Realized Gains......     (0.59)
   ----
   Total Dividends and
         Distributions     (0.71)
                           -----
Net Asset Value, End
 of Period............     $8.22
                           =====
Total Return..........      2.66%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $488
 Ratio of Expenses to
  Average Net Assets..      1.03%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.61%/(e)/
 Portfolio Turnover
  Rate................      12.8%/(e)/

                           2005/(C)/      2004      2003      2002      2001/(F)/
                           ----           ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.75         $8.12     $6.83     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08          0.11      0.10      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22          0.60      1.25     (1.30)     (2.38)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.30          0.71      1.35     (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.08)    (0.06)    (0.07)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.08)    (0.06)    (0.07)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.33         $8.75     $8.12     $6.83      $8.13
                           =====         =====     =====     =====      =====
Total Return..........      3.17%/(d)/    8.72%    19.97%   (15.31)%   (20.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $141,389      $122,210   $83,580   $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..      0.41%/(e)/    0.41%     0.41%     0.41%      0.41%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.97%/(e)/    1.26%     1.37%     1.22%      0.86%/(e)/
 Portfolio Turnover
  Rate................      12.8%/(e)/    67.3%      1.1%     67.9%     117.4%/(e)/

                           2005/(C)/      2004      2003      2002      2001/(F)/
                           ----           ----      ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.72         $8.08     $6.80     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08          0.10      0.10      0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          0.61      1.24     (1.34)     (2.39)
                            ----          ----      ----     -----      -----
 Total From Investment
            Operations      0.28          0.71      1.34     (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.07)    (0.06)    (0.06)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --        --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.07)    (0.06)    (0.06)     (0.01)
                           -----         -----     -----     -----      -----
Net Asset Value, End
 of Period............     $8.28         $8.72     $8.08     $6.80      $8.13
                           =====         =====     =====     =====      =====
Total Return..........      2.93%/(d)/    8.77%    19.78%   (15.79)%   (20.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,765       $10,000    $3,245    $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..      0.53%/(e)/    0.53%     0.53%     0.52%      0.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.80%/(e)/    1.13%     1.27%     1.07%      0.89%/(e)/
 Portfolio Turnover
  Rate................      12.8%/(e)/    67.3%      1.1%     67.9%     117.4%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/     2004        2003        2002        2001/(G)/
                         ----          ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.65        $9.77       $8.23       $9.10       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.10         0.09        0.08        0.09         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.53         0.86        1.50       (0.91)       (1.12)
                          ----         ----        ----       -----        -----
 Total From Investment
            Operations    0.63         0.95        1.58       (0.82)       (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.07)      (0.04)      (0.05)       (0.01)

 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 ------
   Total Dividends and
         Distributions   (0.51)       (0.07)      (0.04)      (0.05)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $10.77       $10.65       $9.77       $8.23        $9.10
                        ======       ======       =====       =====        =====
Total Return..........    5.91%/(d)/   9.71%      19.26%      (9.09)%     (10.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $162         $911        $248      $1,030       $1,138
 Ratio of Expenses to
  Average Net Assets..    1.02%/(e)/   1.02%       1.01%       1.02%        1.02%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.02%/(f)/  1.02%/(f)/  1.02%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.88%/(e)/   0.87%       1.03%       0.98%        0.86%/(e)/
 Portfolio Turnover
  Rate................   155.4%/(e)/  228.4%      179.1%      128.9%       116.0%/(e)/

                         2005/(C)/     2004        2003        2002        2001/(G)/
                         ----          ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.67        $9.81       $8.22       $9.09       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06         0.09        0.07        0.08         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.57         0.82        1.54       (0.92)       (1.12)
                          ----         ----        ----       -----        -----
 Total From Investment
            Operations    0.63         0.91        1.61       (0.84)       (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.05)      (0.02)      (0.03)       (0.01)

 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 ------
   Total Dividends and
         Distributions   (0.51)       (0.05)      (0.02)      (0.03)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $10.79       $10.67       $9.81       $8.22        $9.09
                        ======       ======       =====       =====        =====
Total Return..........    5.88%/(d)/   9.26%      19.68%      (9.26)%     (10.52)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,933       $1,388      $2,220      $2,033       $2,560
 Ratio of Expenses to
  Average Net Assets..    1.20%/(e)/   1.19%       1.20%       1.20%        1.20%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.20%/(f)/  1.20%/(f)/  1.20%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.16%/(e)/   0.82%       0.84%       0.80%        0.70%/(e)/
 Portfolio Turnover
  Rate................   155.4%/(e)/  228.4%      179.1%      128.9%       116.0%/(e)/

                         2005/(C)/
                         ----
LARGECAP VALUE FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55
                          ----
 Total From Investment
            Operations    0.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)

 Distributions from
  Realized Gains......   (0.38)
   ----
   Total Dividends and
         Distributions   (0.51)
                         -----
Net Asset Value, End
 of Period............  $10.79
                        ======
Total Return..........    5.68%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.33%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.11%/(e)/
 Portfolio Turnover
  Rate................   155.4%/(e)/

                         2005/(C)/     2004        2003        2002        2001/(G)/
                         ----          ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.69        $9.83       $8.26       $9.13       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.09         0.13        0.12        0.02         0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.57         0.83        1.52       (0.81)       (1.17)
 ------
 Total From Investment
            Operations    0.66         0.96        1.64       (0.79)       (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.10)      (0.07)      (0.08)       (0.01)

 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 ------
   Total Dividends and
         Distributions   (0.51)       (0.10)      (0.07)      (0.08)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $10.84       $10.69       $9.83       $8.26        $9.13
                        ======       ======       =====       =====        =====
Total Return..........    6.21%/(d)/   9.78%      19.93%      (8.79)%     (10.12)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,046       $3,716      $3,282      $3,770       $1,141
 Ratio of Expenses to
  Average Net Assets..    0.71%/(e)/   0.70%       0.71%       0.71%        0.71%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.71%/(f)/  0.71%/(f)/  0.71%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.71%/(e)/   1.27%       1.35%       1.25%        0.90%/(e)/
 Portfolio Turnover
  Rate................   155.4%/(e)/  228.4%      179.1%      128.9%       116.0%/(e)/

                         2005/(C)/     2004        2003        2002        2001/(G)/
                         ----          ----        ----        ----        ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.64        $9.79       $8.25       $9.12       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.09         0.12        0.10        0.11         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56         0.81        1.50       (0.91)       (1.11)
                          ----         ----        ----       -----        -----
 Total From Investment
            Operations    0.65         0.93        1.60       (0.80)       (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.08)      (0.06)      (0.07)       (0.01)

 Distributions from
  Realized Gains......   (0.38)          --          --          --           --
 ------
   Total Dividends and
         Distributions   (0.51)       (0.08)      (0.06)      (0.07)       (0.01)
                         -----        -----       -----       -----        -----
Net Asset Value, End
 of Period............  $10.78       $10.64       $9.79       $8.25        $9.12
                        ======       ======       =====       =====        =====
Total Return..........    6.13%/(d)/   9.58%      19.44%      (8.90)%     (10.22)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $16          $15         $10      $1,031       $1,140
 Ratio of Expenses to
  Average Net Assets..    0.83%/(e)/   0.83%       0.82%       0.82%        0.83%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.83%/(f)/  0.83%/(f)/  0.82%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.59%/(e)/   1.14%       1.24%       1.17%        1.05%/(e)/
 Portfolio Turnover
  Rate................   155.4%/(e)/  228.4%      179.1%      128.9%       116.0%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(C)/    2004        2003        2002       2001/(H)/
                          ----         ----        ----        ----       ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.90      $11.32       $9.04       $9.32      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08          --          --        0.02        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46        1.68        2.32       (0.28)      (0.90)
                           ----        ----        ----       -----       -----
 Total From Investment
            Operations     0.54        1.68        2.32       (0.26)      (0.87)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.05)      (0.02)      (0.02)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)         --          --          --
 Tax Return of Capital
  Distribution........       --          --       (0.02)         --          --
 -----                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.10)      (0.04)      (0.02)      (0.02)
                          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............   $12.54      $12.90      $11.32       $9.04       $9.32
                         ======      ======      ======       =====       =====
Total Return..........     4.00%/(d)/ 14.83%      25.73%      (2.78)%     (7.84)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,398      $3,084      $3,744      $2,131      $1,164
 Ratio of Expenses to
  Average Net Assets..     1.22%/(e)/  1.22%       1.22%       1.22%       1.22%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.22%/(f)/  1.22%/(f)/  1.22%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.17%/(e)/  0.28%       0.22%       0.34%       0.26%/(e)/
 Portfolio Turnover
  Rate................     41.2%/(e)/  60.8%       35.3%/(g)/  62.0%       55.6%/(e)/

                          2005/(C)/    2004        2003        2002       2001/(H)/
                          ----         ----        ----        ----       ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.85      $11.30       $9.02       $9.30      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07          --          --        0.01        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46        1.63        2.30       (0.28)      (0.91)
                           ----        ----        ----       -----       -----
 Total From Investment
            Operations     0.53        1.63        2.30       (0.27)      (0.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.03)      (0.01)      (0.01)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)         --          --          --
 Tax Return of Capital
  Distribution........       --          --       (0.01)         --          --
 -----                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.08)      (0.02)      (0.01)      (0.02)
                          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............   $12.48      $12.85      $11.30       $9.02       $9.30
                         ======      ======      ======       =====       =====
Total Return..........     3.93%/(d)/ 14.39%      25.57%      (2.95)%     (8.04)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,211        $934      $2,221      $1,138      $1,168
 Ratio of Expenses to
  Average Net Assets..     1.40%/(e)/  1.40%       1.40%       1.40%       1.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.40%/(f)/  1.40%/(f)/  1.40%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%/(e)/  0.28%       0.03%       0.11%       0.08%/(e)/
 Portfolio Turnover
  Rate................     41.2%/(e)/  60.8%       35.3%/(g)/  62.0%       55.6%/(e)/

                          2005/(C)/
                          ----
MIDCAP BLEND FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42
                           ----
 Total From Investment
            Operations     0.53
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
 Distributions from
  Realized Gains......    (0.87)
                          -----
   Total Dividends and
         Distributions    (0.89)
                          -----
Net Asset Value, End
 of Period............   $12.52
                         ======
Total Return..........     3.98%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $111
 Ratio of Expenses to
  Average Net Assets..     1.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.67%/(e)/
 Portfolio Turnover
  Rate................     41.2%/(e)/

                          2005/(C)/    2004        2003        2002       2001/(H)/
                          ----         ----        ----        ----       ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.92      $11.36       $9.07       $9.35      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10        0.01          --        0.05        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45        1.68        2.36       (0.28)      (0.90)
                           ----        ----        ----       -----       -----
 Total From Investment
            Operations     0.55        1.69        2.36       (0.23)      (0.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.08)      (0.03)      (0.05)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)         --          --          --
 Tax Return of Capital
  Distribution........       --          --       (0.04)         --          --
 -----                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.13)      (0.07)      (0.05)      (0.02)
                          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............   $12.57      $12.92      $11.36       $9.07       $9.35
                         ======      ======      ======       =====       =====
Total Return..........     4.11%/(d)/ 14.95%      26.14%      (2.47)%     (7.55)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,748      $5,514      $5,764      $1,374      $1,168
 Ratio of Expenses to
  Average Net Assets..     0.91%/(e)/  0.91%       0.91%       0.91%       0.91%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        0.91%/(f)/  0.91%/(f)/  0.91%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.52%/(e)/  0.85%       0.50%       0.61%       0.56%/(e)/
 Portfolio Turnover
  Rate................     41.2%/(e)/  60.8%       35.3%/(g)/  62.0%       55.6%/(e)/

                          2005/(C)/    2004        2003        2002       2001/(H)/
                          ----         ----        ----        ----       ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.04      $11.34       $9.05       $9.33      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10        0.01          --        0.05        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45        1.81        2.34       (0.29)      (0.90)
                           ----        ----        ----       -----       -----
 Total From Investment
            Operations     0.55        1.82        2.34       (0.24)      (0.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.07)      (0.02)      (0.04)      (0.02)
 Distributions from
  Realized Gains......    (0.87)      (0.05)         --          --          --
 Tax Return of Capital
  Distribution........       --          --       (0.03)         --          --
 -----                                            -----
   Total Dividends and
         Distributions    (0.90)      (0.12)      (0.05)      (0.04)      (0.02)
                          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............   $12.69      $13.04      $11.34       $9.05       $9.33
                         ======      ======      ======       =====       =====
Total Return..........     4.05%/(d)/ 16.07%      26.05%      (2.59)%     (7.75)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,115      $1,176      $2,096      $1,131      $1,166
 Ratio of Expenses to
  Average Net Assets..     1.03%/(e)/  1.03%       1.03%       1.02%       1.03%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --        1.03%/(f)/  1.03%/(f)/  1.02%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.56%/(e)/  1.13%       0.41%       0.49%       0.45%/(e)/
 Portfolio Turnover
  Rate................     41.2%/(e)/  60.8%       35.3%/(g)/  62.0%       55.6%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(C)/     2004        2003         2002        2001/(G)/
                         ----          ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $5.52        $5.38       $4.15        $5.98       $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)       (0.04)      (0.04)       (0.06)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09         0.18        1.27        (1.77)       (3.99)
                          ----         ----        ----        -----        -----
 Total From Investment
            Operations    0.07         0.14        1.23        (1.83)       (4.03)
                          ----         ----        ----        -----        -----
Net Asset Value, End
 of Period............   $5.59        $5.52       $5.38        $4.15        $5.98
                         =====        =====       =====        =====        =====
Total Return..........    1.27%/(d)/   2.60%      29.64%      (30.60)%     (39.03)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $125          $46         $21         $431         $749
 Ratio of Expenses to
  Average Net Assets..    1.22%/(e)/   1.22%       1.16%        1.22%        1.22%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.22%/(f)/  1.22%/(f)/   1.22%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.86)%/(e)/ (0.74)%     (0.71)%      (0.85)%      (0.82)%/(e)/
 Portfolio Turnover
  Rate................   296.2%/(e)/  324.2%      290.7%       276.9%       299.0%/(e)/

                         2005/(C)/     2004        2003         2002        2001/(G)/
                         ----          ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $5.48        $5.35       $4.14        $5.97       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)       (0.05)      (0.05)       (0.07)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10         0.18        1.26        (1.76)       (3.99)
                          ----         ----        ----        -----        -----
 Total From Investment
            Operations    0.07         0.13        1.21        (1.83)       (4.05)
                          ----         ----        ----        -----        -----
Net Asset Value, End
 of Period............   $5.55        $5.48       $5.35        $4.14        $5.97
                         =====        =====       =====        =====        =====
Total Return..........    1.28%/(d)/   2.43%      29.23%      (30.65)%     (39.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $697         $689        $592         $450         $760
 Ratio of Expenses to
  Average Net Assets..    1.40%/(e)/   1.40%       1.40%        1.40%        1.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.40%/(f)/  1.40%/(f)/   1.40%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.00)%/(e)/ (0.88)%     (0.95)%      (1.03)%      (1.01)%/(e)/
 Portfolio Turnover
  Rate................   296.2%/(e)/  324.2%      290.7%       276.9%       299.0%/(e)/

                         2005/(C)/
                         ----
MIDCAP GROWTH FUND
------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $5.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.07
                          ----
Net Asset Value, End
 of Period............   $5.44
                         =====
Total Return..........    1.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.10)%/(e)/
 Portfolio Turnover
  Rate................   296.2%/(e)/


                         2005/(C)/     2004        2003         2002        2001/(G)/
                         ----          ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $5.59        $5.43       $4.18        $5.99       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)       (0.02)      (0.02)       (0.04)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09         0.18        1.27        (1.77)       (3.95)
                          ----         ----        ----        -----        -----
 Total From Investment
            Operations    0.08         0.16        1.25        (1.81)       (4.03)
                          ----         ----        ----        -----        -----
Net Asset Value, End
 of Period............   $5.67        $5.59       $5.43        $4.18        $5.99
                         =====        =====       =====        =====        =====
Total Return..........    1.43%/(d)/   2.95%      29.90%      (30.22)%     (38.99)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $75          $80         $19         $438         $749
 Ratio of Expenses to
  Average Net Assets..    0.91%/(e)/   0.91%       0.91%        0.91%        0.91%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.91%/(f)/  0.91%/(f)/   0.91%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.51)%/(e)/ (0.42)%     (0.44)%      (0.54)%      (0.65)%/(e)/
 Portfolio Turnover
  Rate................   296.2%/(e)/  324.2%      290.7%       276.9%       299.0%/(e)/

                         2005/(C)/     2004        2003         2002        2001/(G)/
                         ----          ----        ----         ----        ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $5.56        $5.41       $4.17        $5.99       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)       (0.03)      (0.03)       (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10         0.18        1.27        (1.78)       (3.99)
                          ----         ----        ----        -----        -----
 Total From Investment
            Operations    0.08         0.15        1.24        (1.82)       (4.03)
                          ----         ----        ----        -----        -----
Net Asset Value, End
 of Period............   $5.64        $5.56       $5.41        $4.17        $5.99
                         =====        =====       =====        =====        =====
Total Return..........    1.44%/(d)/   2.77%      29.74%      (30.38)%     (38.99)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $90          $24         $43         $432         $750
 Ratio of Expenses to
  Average Net Assets..    1.03%/(e)/   1.02%       1.01%        1.02%        1.03%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.03%/(f)/  1.03%/(f)/   1.02%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.67)%/(e)/ (0.50)%     (0.54)%      (0.65)%      (0.65)%/(e)/
 Portfolio Turnover
  Rate................   296.2%/(e)/  324.2%      290.7%       276.9%       299.0%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(C)/     2004      2003     2002     2001/(F)/
                          ----          ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.04       $11.08     $8.57    $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.05      0.04     0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         1.06      2.49    (0.58)    (1.12)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.65         1.11      2.53    (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.03)    (0.02)   (0.03)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --    (0.07)       --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.38)       (0.15)    (0.02)   (0.10)    (0.02)
                          -----        -----     -----    -----     -----
Net Asset Value, End
 of Period............   $12.31       $12.04    $11.08    $8.57     $9.22
                         ======       ======    ======    =====     =====
Total Return..........     5.27%/(d)/  10.09%    29.63%   (6.08)%   (9.73)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,506       $6,197    $2,145   $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..     0.72%/(e)/   0.72%     0.72%    0.72%     0.72%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.83%/(e)/   0.41%     0.47%    0.38%     0.33%/(e)/
 Portfolio Turnover
  Rate................     47.1%/(e)/   55.9%     41.4%    48.5%     63.4%/(e)/

                          2005/(C)/     2004      2003     2002     2001/(F)/
                          ----          ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.02       $11.07     $8.57    $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.03      0.03     0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         1.05      2.48    (0.58)    (1.11)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.63         1.08      2.51    (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.01)    (0.01)   (0.02)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --    (0.07)       --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.37)       (0.13)    (0.01)   (0.09)    (0.02)
                          -----        -----     -----    -----     -----
Net Asset Value, End
 of Period............   $12.28       $12.02    $11.07    $8.57     $9.22
                         ======       ======    ======    =====     =====
Total Return..........     5.18%/(d)/   9.82%    29.30%   (6.25)%   (9.73)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,298       $9,549    $3,069   $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.90%     0.90%    0.90%     0.90%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.60%/(e)/   0.23%     0.28%    0.20%     0.15%/(e)/
 Portfolio Turnover
  Rate................     47.1%/(e)/   55.9%     41.4%    48.5%     63.4%/(e)/

                          2005/(C)/
                          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.58
                           ----
 Total From Investment
            Operations     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
 Distributions from
  Realized Gains......    (0.33)
                          -----
   Total Dividends and
         Distributions    (0.37)
                          -----
Net Asset Value, End
 of Period............   $12.15
                         ======
Total Return..........     5.14%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $19
 Ratio of Expenses to
  Average Net Assets..     1.03%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.58%/(e)/
 Portfolio Turnover
  Rate................     47.1%/(e)/

                          2005/(C)/     2004      2003     2002     2001/(F)/
                          ----          ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.07       $11.11     $8.60    $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.09      0.07     0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60         1.06      2.49    (0.55)    (1.14)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.67         1.15      2.56    (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.07)    (0.05)   (0.07)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --    (0.07)       --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.38)       (0.19)    (0.05)   (0.14)    (0.02)
                          -----        -----     -----    -----     -----
Net Asset Value, End
 of Period............   $12.36       $12.07    $11.11    $8.60     $9.25
                         ======       ======    ======    =====     =====
Total Return..........     5.46%/(d)/  10.39%    29.93%   (5.78)%   (9.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,765      $21,076   $15,280   $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..     0.41%/(e)/   0.41%     0.41%    0.41%     0.41%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.10%/(e)/   0.74%     0.77%    0.69%     0.64%/(e)/
 Portfolio Turnover
  Rate................     47.1%/(e)/   55.9%     41.4%    48.5%     63.4%/(e)/

                          2005/(C)/     2004      2003     2002     2001/(F)/
                          ----          ----      ----     ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.05       $11.09     $8.59    $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.07      0.06     0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         1.06      2.48    (0.59)    (1.10)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.66         1.13      2.54    (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.05)    (0.04)   (0.06)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --    (0.07)       --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.38)       (0.17)    (0.04)   (0.13)    (0.02)
                          -----        -----     -----    -----     -----
Net Asset Value, End
 of Period............   $12.33       $12.05    $11.09    $8.59     $9.25
                         ======       ======    ======    =====     =====
Total Return..........     5.37%/(d)/  10.29%    29.70%   (5.99)%   (9.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,863       $2,565    $1,607   $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..     0.53%/(e)/   0.53%     0.53%    0.52%     0.53%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%/(e)/   0.61%     0.67%    0.58%     0.52%/(e)/
 Portfolio Turnover
  Rate................     47.1%/(e)/   55.9%     41.4%    48.5%     63.4%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/     2004        2003        2002       2001/(G)/
                         ----          ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $12.92       $11.77       $9.73       $9.96      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03         0.05        0.06        0.06        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.16         1.16        2.03        0.03       (0.24)
                          ----         ----        ----        ----       -----
 Total From Investment
            Operations    1.19         1.21        2.09        0.09       (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       (0.06)      (0.05)      (0.05)      (0.02)
 Distributions from
  Realized Gains......   (0.82)          --          --       (0.27)         --
 -----                   -----                                -----
   Total Dividends and
         Distributions   (0.85)       (0.06)      (0.05)      (0.32)      (0.02)
                         -----        -----       -----       -----       -----
Net Asset Value, End
 of Period............  $13.26       $12.92      $11.77       $9.73       $9.96
                        ======       ======      ======       =====       =====
Total Return..........    9.33%/(d)/  10.35%      21.64%       0.61%      (1.62)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,044       $1,587      $1,024      $1,223      $1,246
 Ratio of Expenses to
  Average Net Assets..    1.22%/(e)/   1.16%       1.20%       1.21%       1.22%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.23%/(f)/  1.22%/(f)/  1.22%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.49%/(e)/   0.43%       0.58%       0.50%       0.47%/(e)/
 Portfolio Turnover
  Rate................   155.8%/(e)/  225.4%      186.5%      172.2%      122.3%/(e)/

                         2005/(C)/     2004        2003        2002       2001/(G)/
                         ----          ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $12.96       $11.80       $9.72       $9.95      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02         0.03        0.05        0.05        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.15         1.17        2.07        0.02       (0.24)
                          ----         ----        ----        ----       -----
 Total From Investment
            Operations    1.17         1.20        2.12        0.07       (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)       (0.04)      (0.04)      (0.03)      (0.02)
 Distributions from
  Realized Gains......   (0.82)          --          --       (0.27)         --
 -----                   -----                                -----
   Total Dividends and
         Distributions   (0.84)       (0.04)      (0.04)      (0.30)      (0.02)
                         -----        -----       -----       -----       -----
Net Asset Value, End
 of Period............  $13.29       $12.96      $11.80       $9.72       $9.95
                        ======       ======      ======       =====       =====
Total Return..........    9.20%/(d)/  10.20%      21.86%       0.44%      (1.72)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $297         $155         $89        $704      $1,245
 Ratio of Expenses to
  Average Net Assets..    1.40%/(e)/   1.34%       1.36%       1.39%       1.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.41%/(f)/  1.40%/(f)/  1.40%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.26%/(e)/   0.24%       0.45%       0.32%       0.29%/(e)/
 Portfolio Turnover
  Rate................   155.8%/(e)/  225.4%      186.5%      172.2%      122.3%/(e)/

                         2005/(C)/
                         ----
MIDCAP VALUE FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $12.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.12
                          ----
 Total From Investment
            Operations    1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
 Distributions from
  Realized Gains......   (0.82)
                         -----
   Total Dividends and
         Distributions   (0.84)
                         -----
Net Asset Value, End
 of Period............  $13.25
                        ======
Total Return..........    8.88%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.55%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.20%/(e)/
 Portfolio Turnover
  Rate................   155.8%/(e)/

                         2005/(C)/     2004        2003        2002       2001/(G)/
                         ----          ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $12.89       $11.74       $9.77      $10.00      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05         0.09        0.11        0.16        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.15         1.16        1.94       (0.04)      (0.27)
                          ----         ----        ----       -----       -----
 Total From Investment
            Operations    1.20         1.25        2.05        0.12       (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       (0.10)      (0.08)      (0.08)      (0.02)
 Distributions from
  Realized Gains......   (0.82)          --          --       (0.27)         --
 -----                   -----                                -----
   Total Dividends and
         Distributions   (0.85)       (0.10)      (0.08)      (0.35)      (0.02)
                         -----        -----       -----       -----       -----
Net Asset Value, End
 of Period............  $13.24       $12.89      $11.74       $9.77      $10.00
                        ======       ======      ======       =====      ======
Total Return..........    9.46%/(d)/  10.72%      21.21%       0.92%      (1.23)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $247         $206         $95        $709      $1,250
 Ratio of Expenses to
  Average Net Assets..    0.91%/(e)/   0.86%       0.88%       0.90%       0.91%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.92%/(f)/  0.91%/(f)/  0.91%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.81%/(e)/   0.72%       0.94%       0.81%       0.82%/(e)/
 Portfolio Turnover
  Rate................   155.8%/(e)/  225.4%      186.5%      172.2%      122.3%/(e)/

                         2005/(C)/     2004        2003        2002       2001/(G)/
                         ----          ----        ----        ----       ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $12.83       $11.69       $9.76       $9.98      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04         0.08        0.10        0.11        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.15         1.15        1.90        0.01       (0.24)
                          ----         ----        ----        ----       -----
 Total From Investment
            Operations    1.19         1.23        2.00        0.12       (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       (0.09)      (0.07)      (0.07)      (0.02)
 Distributions from
  Realized Gains......   (0.82)          --          --       (0.27)         --
 -----                   -----                                -----
   Total Dividends and
         Distributions   (0.85)       (0.09)      (0.07)      (0.34)      (0.02)
                         -----        -----       -----       -----       -----
Net Asset Value, End
 of Period............  $13.17       $12.83      $11.69       $9.76       $9.98
                        ======       ======      ======       =====       =====
Total Return..........    9.41%/(d)/  10.54%      20.68%       0.91%      (1.43)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $497          $45         $37        $708      $1,248
 Ratio of Expenses to
  Average Net Assets..    1.03%/(e)/   0.96%       0.99%       1.01%       1.03%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.04%/(f)/  1.03%/(f)/  1.02%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.68%/(e)/   0.63%       0.85%       0.70%       0.66%/(e)/
 Portfolio Turnover
  Rate................   155.8%/(e)/  225.4%      186.5%      172.2%      122.3%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004        2003        2002    2001/(G)/
                          ----          ----        ----        ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.007        0.003       0.003       0.011    0.035
                          -----        -----       -----       -----    -----
 Total From Investment
            Operations    0.007        0.003       0.003       0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.007)      (0.003)     (0.003)     (0.011)  (0.035)
                         ------       ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.007)      (0.003)     (0.003)     (0.011)  (0.035)
                         ------       ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000      $1.000      $1.000   $1.000
                         ======       ======      ======      ======   ======
Total Return..........     0.74%/(d)/   0.28%       0.32%       1.06%    3.59%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,274       $7,413      $4,581      $2,070     $100
 Ratio of Expenses to
  Average Net Assets..     0.97%/(e)/   0.97%       0.97%       0.97%    0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --           --        0.97%/(f)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.50%/(e)/   0.31%       0.29%       0.91%    3.92%/(e)/

                          2005/(C)/     2004        2003        2002    2001/(G)/
                          ----          ----        ----        ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.006        0.001       0.002       0.009    0.034
                          -----        -----       -----       -----    -----
 Total From Investment
            Operations    0.006        0.001       0.002       0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.006)      (0.001)     (0.002)     (0.009)  (0.034)
                         ------       ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.006)      (0.001)     (0.002)     (0.009)  (0.034)
                         ------       ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000      $1.000      $1.000   $1.000
                         ======       ======      ======      ======   ======
Total Return..........     0.65%/(d)/   0.13%       0.16%       0.88%    3.44%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,570       $6,394      $5,494        $564     $667
 Ratio of Expenses to
  Average Net Assets..     1.15%/(e)/   1.12%       1.13%       1.15%    1.15%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.15%/(f)/  1.15%/(f)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.25%/(e)/   0.15%       0.12%       0.88%    3.14%/(e)/

                          2005/(C)/
                          ----
MONEY MARKET FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.006
                          -----
 Total From Investment
            Operations    0.006
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.006)
                         ------
   Total Dividends and
         Distributions   (0.006)
                         ------
Net Asset Value, End
 of Period............   $1.000
                         ======
Total Return..........     0.56%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,283
 Ratio of Expenses to
  Average Net Assets..     1.28%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.25%/(e)/

                          2005/(C)/     2004        2003        2002    2001/(G)/
                          ----          ----        ----        ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.009        0.006       0.006       0.014    0.038
                          -----        -----       -----       -----    -----
 Total From Investment
            Operations    0.009        0.006       0.006       0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.009)      (0.006)     (0.006)     (0.014)  (0.038)
                         ------       ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.009)      (0.006)     (0.006)     (0.014)  (0.038)
                         ------       ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000      $1.000      $1.000   $1.000
                         ======       ======      ======      ======   ======
Total Return..........     0.88%/(d)/   0.59%       0.64%       1.38%    3.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,335      $14,599      $8,431      $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..     0.66%/(e)/   0.66%       0.66%       0.66%    0.66%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.80%/(e)/   0.61%       0.55%       1.39%    4.23%/(e)/

                          2005/(C)/     2004        2003        2002    2001/(G)/
                          ----          ----        ----        ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000      $1.000      $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.008        0.005       0.005       0.013    0.037
                          -----        -----       -----       -----    -----
 Total From Investment
            Operations    0.008        0.005       0.005       0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.008)      (0.005)     (0.005)     (0.013)  (0.037)
                         ------       ------      ------      ------   ------
   Total Dividends and
         Distributions   (0.008)      (0.005)     (0.005)     (0.013)  (0.037)
                         ------       ------      ------      ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000      $1.000      $1.000   $1.000
                         ======       ======      ======      ======   ======
Total Return..........     0.82%/(d)/   0.46%       0.49%       1.26%    3.78%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,661       $1,484         $10         $10     $100
 Ratio of Expenses to
  Average Net Assets..     0.78%/(e)/   0.78%       0.63%       0.77%    0.78%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --           --        0.78%/(f)/    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.85%/(e)/   0.49%       0.37%       1.25%    4.11%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without the Manager's voluntary expense limit.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.52%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.00%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.70%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.84%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.83%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)
                         -----
 Total From Investment
            Operations   (0.47)
 ----
Net Asset Value, End
 of Period............   $9.53
                         =====
Total Return..........   (4.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.21%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.33%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/
                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.33%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.20%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2005, date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/    2004/(E)/
                         ----         ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.87       $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.10        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.81         0.56
                          ----         ----
 Total From Investment
            Operations    0.91         0.53

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)          --
 Distributions from
  Realized Gains......   (0.09)          --
   ----                  -----
   Total Dividends and
         Distributions   (0.13)          --
   ----                  -----
Net Asset Value, End
 of Period............  $11.65       $10.87
                        ======       ======
Total Return..........    8.36%/(c)/   5.13%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,020          $89
 Ratio of Expenses to
  Average Net Assets..    1.67%/(d)/   1.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.67%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.81%/(d)/  (0.74)%/(d)/
 Portfolio Turnover
  Rate................   169.5%/(d)/   78.8%/(d)/

                         2005/(B)/    2004/(E)/
                         ----         ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.86       $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.86         0.57
                          ----         ----
 Total From Investment
            Operations    0.91         0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)          --
 Distributions from
  Realized Gains......   (0.09)          --
   ----                  -----
   Total Dividends and
         Distributions   (0.13)          --
   ----                  -----
Net Asset Value, End
 of Period............  $11.64       $10.86
                        ======       ======
Total Return..........    8.35%/(c)/   5.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,142       $1,715
 Ratio of Expenses to
  Average Net Assets..    1.85%/(d)/   1.83%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.85%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.89%/(d)/  (1.21)%/(d)/
 Portfolio Turnover
  Rate................   169.5%/(d)/   78.8%/(d)/

                         2005/(B)/
                         ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.78
                          ----
 Total From Investment
            Operations    0.85

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)
 Distributions from
  Realized Gains......   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.13)
                         -----
Net Asset Value, End
 of Period............  $11.68
                        ======
Total Return..........    7.71%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $96
 Ratio of Expenses to
  Average Net Assets..    1.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.32%/(d)/
 Portfolio Turnover
  Rate................   169.5%/(d)/

                         2005/(B)/    2004/(E)/
                         ----         ----
PARTNERS INTERNATIONAL FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.88       $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07         0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.86         0.53
                          ----         ----
 Total From Investment
            Operations    0.93         0.54

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)          --
 Distributions from
  Realized Gains......   (0.09)          --
   ----                  -----
   Total Dividends and
         Distributions   (0.13)          --
   ----                  -----
Net Asset Value, End
 of Period............  $11.68       $10.88
                        ======       ======
Total Return..........    8.56%/(c)/   5.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,595          $12
 Ratio of Expenses to
  Average Net Assets..    1.36%/(d)/   1.34%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.36%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.22%/(d)/   0.21%/(d)/
 Portfolio Turnover
  Rate................   169.5%/(d)/   78.8%/(d)/

                         2005/(B)/    2004/(E)/
                         ----         ----
PARTNERS INTERNATIONAL FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.88       $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.84         0.55
                          ----         ----
 Total From Investment
            Operations    0.92         0.54

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)          --
 Distributions from
  Realized Gains......   (0.09)          --
   ----                  -----
   Total Dividends and
         Distributions   (0.13)          --
   ----                  -----
Net Asset Value, End
 of Period............  $11.67       $10.88
                        ======       ======
Total Return..........    8.46%/(c)/   5.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,989         $191
 Ratio of Expenses to
  Average Net Assets..    1.48%/(d)/   1.47%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.48%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.32%/(d)/  (0.15)%/(d)/
 Portfolio Turnover
  Rate................   169.5%/(d)/   78.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004         2003        2002        2001/(G)/
                          ----          ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.10        $9.36        $8.14       $9.07       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.03         0.05        0.04         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27         0.74         1.17       (0.95)       (1.36)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.32         0.77         1.22       (0.91)       (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.03)          --       (0.02)       (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.03)          --       (0.02)       (0.02)
   ----                   -----        -----                    -----        -----
Net Asset Value, End
 of Period............    $9.76       $10.10        $9.36       $8.14        $9.07
                          =====       ======        =====       =====        =====
Total Return..........     3.01%/(d)/   8.27%       14.99%     (10.11)%     (11.96)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,177      $23,026      $12,025      $1,075         $907
 Ratio of Expenses to
  Average Net Assets..     1.32%/(e)/   1.30%        1.32%       1.31%        1.32%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.32%/(f)/   1.32%/(f)/  1.32%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.02%/(e)/   0.27%        0.57%       0.64%        0.52%/(e)/
 Portfolio Turnover
  Rate................     53.4%/(e)/   93.9%        41.7%       71.9%        59.4%/(e)/

                          2005/(C)/     2004         2003        2002        2001/(G)/
                          ----          ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.06        $9.33        $8.12       $9.04       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.01         0.04        0.02         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27         0.74         1.17       (0.94)       (1.38)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.31         0.75         1.21       (0.92)       (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.02)          --          --        (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.02)          --          --        (0.02)
   ----                   -----        -----                                 -----
Net Asset Value, End
 of Period............    $9.71       $10.06        $9.33       $8.12        $9.04
                          =====       ======        =====       =====        =====
Total Return..........     2.90%/(d)/   7.99%       14.90%     (10.18)%     (12.16)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,407      $22,390      $11,290      $1,385         $924
 Ratio of Expenses to
  Average Net Assets..     1.50%/(e)/   1.47%        1.50%       1.48%        1.50%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.50%/(f)/   1.50%/(f)/  1.50%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.77%/(e)/   0.09%        0.42%       0.47%        0.34%/(e)/
 Portfolio Turnover
  Rate................     53.4%/(e)/   93.9%        41.7%       71.9%        59.4%/(e)/

                          2005/(C)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26
                           ----
 Total From Investment
            Operations     0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)
 Distributions from
  Realized Gains......    (0.57)
                          -----
   Total Dividends and
         Distributions    (0.66)
                          -----
Net Asset Value, End
 of Period............    $9.79
                          =====
Total Return..........     2.76%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.63%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%/(e)/
 Portfolio Turnover
  Rate................     53.4%/(e)/

                          2005/(C)/     2004         2003        2002        2001/(G)/
                          ----          ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.11        $9.38        $8.15       $9.08       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.06         0.08        0.04         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27         0.73         1.17       (0.92)       (1.37)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.34         0.79         1.25       (0.88)       (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.06)       (0.02)      (0.05)       (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.06)       (0.02)      (0.05)       (0.02)
                          -----        -----        -----       -----        -----
Net Asset Value, End
 of Period............    $9.79       $10.11        $9.38       $8.15        $9.08
                          =====       ======        =====       =====        =====
Total Return..........     3.23%/(d)/   8.47%       15.42%      (9.82)%     (11.86)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $37,190      $34,283      $21,346      $3,811         $909
 Ratio of Expenses to
  Average Net Assets..     1.01%/(e)/   0.98%        1.00%       0.99%        1.01%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.01%/(f)/   1.01%/(f)/  1.01%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.34%/(e)/   0.59%        0.89%       0.96%        0.83%/(e)/
 Portfolio Turnover
  Rate................     53.4%/(e)/   93.9%        41.7%       71.9%        59.4%/(e)/

                          2005/(C)/     2004         2003        2002        2001/(G)/
                          ----          ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.14        $9.40        $8.15       $9.08       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.04         0.07        0.07         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.28         0.75         1.19       (0.97)       (1.36)
                           ----         ----         ----       -----        -----
 Total From Investment
            Operations     0.33         0.79         1.26       (0.90)       (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.05)       (0.01)      (0.03)       (0.02)
 Distributions from
  Realized Gains......    (0.57)          --           --          --           --
  -----                   -----
   Total Dividends and
         Distributions    (0.66)       (0.05)       (0.01)      (0.03)       (0.02)
                          -----        -----        -----       -----        -----
Net Asset Value, End
 of Period............    $9.81       $10.14        $9.40       $8.15        $9.08
                          =====       ======        =====       =====        =====
Total Return..........     3.11%/(d)/   8.43%       15.53%      (9.93)%     (11.86)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,010       $5,776       $2,132        $816         $908
 Ratio of Expenses to
  Average Net Assets..     1.13%/(e)/   1.11%        1.12%       1.11%        1.13%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.13%/(f)/   1.13%/(f)/  1.12%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%/(e)/   0.44%        0.78%       0.83%        0.71%/(e)/
 Portfolio Turnover
  Rate................     53.4%/(e)/   93.9%        41.7%       71.9%        59.4%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------


/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/    2004        2003        2002      2001/(G)/
                         ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.76       $7.16       $6.06       $7.59     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06        0.04        0.04        0.03       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15        0.60        1.09       (1.52)     (2.61)
                          ----        ----        ----       -----      -----
 Total From Investment
            Operations    0.21        0.64        1.13       (1.49)     (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)      (0.04)      (0.03)      (0.04)     (0.01)
 Distributions from
  Realized Gains......   (0.04)         --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)      (0.04)      (0.03)      (0.04)     (0.01)
                         -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............   $7.87       $7.76       $7.16       $6.06      $7.59
                         =====       =====       =====       =====      =====
Total Return..........    2.59%/(d)/  8.89%      18.75%     (19.78)%   (23.88)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,414      $1,325      $1,887      $1,285       $949
 Ratio of Expenses to
  Average Net Assets..    1.02%/(e)/  1.01%       1.01%       1.02%      1.02%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        1.02%/(f)/  1.02%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.45%/(e)/  0.53%       0.62%       0.51%      0.42%/(e)/
 Portfolio Turnover
  Rate................    72.3%/(e)/  76.5%       82.9%       89.4%      71.7%/(e)/

                         2005/(C)/    2004        2003        2002      2001/(G)/
                         ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.74       $7.15       $6.05       $7.57     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04        0.03        0.03        0.02       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.17        0.58        1.09       (1.52)     (2.62)
                          ----        ----        ----       -----      -----
 Total From Investment
            Operations    0.21        0.61        1.12       (1.50)     (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)      (0.02)      (0.02)      (0.02)     (0.01)
 Distributions from
  Realized Gains......   (0.04)         --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)      (0.02)      (0.02)      (0.02)     (0.01)
                         -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............   $7.85       $7.74       $7.15       $6.05      $7.57
                         =====       =====       =====       =====      =====
Total Return..........    2.58%/(d)/  8.58%      18.57%     (19.84)%   (24.08)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,484      $2,272      $2,169        $757       $948
 Ratio of Expenses to
  Average Net Assets..    1.20%/(e)/  1.19%       1.20%       1.20%      1.20%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        1.20%/(f)/  1.20%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.07%/(e)/  0.34%       0.41%       0.30%      0.25%/(e)/
 Portfolio Turnover
  Rate................    72.3%/(e)/  76.5%       82.9%       89.4%      71.7%/(e)/

                         2005/(C)/
                         ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)
 Distributions from
  Realized Gains......   (0.04)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............   $7.82
                         =====
Total Return..........    2.45%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.33%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.17%/(e)/
 Portfolio Turnover
  Rate................    72.3%/(e)/

                         2005/(C)/    2004        2003        2002      2001/(G)/
                         ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.78       $7.18       $6.08       $7.62     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07        0.06        0.06        0.03       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15        0.60        1.09       (1.51)     (2.64)
                          ----        ----        ----       -----      -----
 Total From Investment
            Operations    0.22        0.66        1.15       (1.48)     (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)      (0.06)      (0.05)      (0.06)     (0.01)
 Distributions from
  Realized Gains......   (0.04)         --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)      (0.06)      (0.05)      (0.06)     (0.01)
                         -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............   $7.90       $7.78       $7.18       $6.08      $7.62
                         =====       =====       =====       =====      =====
Total Return..........    2.74%/(d)/  9.21%      19.05%     (19.59)%   (23.58)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,369      $2,518      $2,930      $1,498       $952
 Ratio of Expenses to
  Average Net Assets..    0.71%/(e)/  0.70%       0.70%       0.71%      0.71%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        0.71%/(f)/  0.71%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.82%/(e)/  0.84%       0.92%       0.84%      0.66%/(e)/
 Portfolio Turnover
  Rate................    72.3%/(e)/  76.5%       82.9%       89.4%      71.7%/(e)/

                         2005/(C)/    2004        2003        2002      2001/(G)/
                         ----         ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.76       $7.17       $6.07       $7.60     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05        0.05        0.05        0.05       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.17        0.59        1.09       (1.53)     (2.61)
                          ----        ----        ----       -----      -----
 Total From Investment
            Operations    0.22        0.64        1.14       (1.48)     (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)      (0.05)      (0.04)      (0.05)     (0.01)
 Distributions from
  Realized Gains......   (0.04)         --          --          --         --
 -----                   -----
   Total Dividends and
         Distributions   (0.10)      (0.05)      (0.04)      (0.05)     (0.01)
                         -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............   $7.88       $7.76       $7.17       $6.07      $7.60
                         =====       =====       =====       =====      =====
Total Return..........    2.74%/(d)/  8.94%      18.94%     (19.60)%   (23.78)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,030        $348        $897        $759       $950
 Ratio of Expenses to
  Average Net Assets..    0.83%/(e)/  0.82%       0.82%       0.82%      0.83%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        0.83%/(f)/  0.83%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.24%/(e)/  0.71%       0.82%       0.67%      0.61%/(e)/
 Portfolio Turnover
  Rate................    72.3%/(e)/  76.5%       82.9%       89.4%      71.7%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.72        $11.97      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)        (0.06)      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.14         (0.19)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.13         (0.25)       1.97

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.17        $11.72      $11.97
                        ======        ======      ======
Total Return..........    0.85%/(c)/   (2.09)%     19.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,306          $144        $120
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/    1.55%       1.54%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.57%/(e)/  1.57%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%/(d)/  (0.53)%     (0.51)%/(d)/
 Portfolio Turnover
  Rate................    99.9%/(d)/   129.3%       64.8%/(d)/

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.69        $11.95      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --         (0.10)      (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12         (0.16)       2.01
                          ----         -----        ----
 Total From Investment
            Operations    0.12         (0.26)       1.95

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.13        $11.69      $11.95
                        ======        ======      ======
Total Return..........    0.77%/(c)/   (2.18)%     19.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,420        $2,251        $119
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/    1.75%       1.72%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.75%/(e)/  1.75%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.05)%/(d)/  (0.88)%     (0.69)%/(d)/
 Portfolio Turnover
  Rate................    99.9%/(d)/   129.3%       64.8%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.19
                          ----
 Total From Investment
            Operations    0.17

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)
 ----
   Total Dividends and
         Distributions   (0.68)
                         -----
Net Asset Value, End
 of Period............  $11.28
                        ======
Total Return..........    1.18%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $24
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.30)%/(d)/
 Portfolio Turnover
  Rate................    99.9%/(d)/

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.79        $12.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03         (0.03)      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12         (0.18)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.15         (0.21)       2.00

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.26        $11.79      $12.00
                        ======        ======      ======
Total Return..........    1.02%/(c)/   (1.75)%     20.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $116          $118        $120
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/    1.24%       1.23%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.26%/(e)/  1.26%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.47%/(d)/   (0.22)%     (0.20)%/(d)/
 Portfolio Turnover
  Rate................    99.9%/(d)/   129.3%       64.8%/(d)/

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.77        $11.99      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02         (0.04)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.11         (0.18)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.13         (0.22)       1.99

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.22        $11.77      $11.99
                        ======        ======      ======
Total Return..........    0.85%/(c)/   (1.83)%     19.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $115          $118        $120
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/    1.36%       1.35%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.38%/(e)/  1.38%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.36%/(d)/   (0.34)%     (0.32)%/(d)/
 Portfolio Turnover
  Rate................    99.9%/(d)/   129.3%       64.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004         2003         2002      2001/(G)/
                          ----          ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.25        $6.99        $6.11        $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02        (0.02)       (0.01)        0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --         0.28         0.89        (1.36)     (2.81)
    ---                                 ----         ----        -----      -----
 Total From Investment
            Operations     0.02         0.26         0.88        (1.34)     (2.84)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $7.23        $7.25        $6.99        $6.11      $7.45
                          =====        =====        =====        =====      =====
Total Return..........     0.20%/(d)/   3.72%       14.40%      (17.99)%   (26.06)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,758      $31,356      $21,390       $4,903       $745
 Ratio of Expenses to
  Average Net Assets..     1.32%/(e)/   1.25%        1.32%        1.32%      1.32%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.32%/(f)/   1.32%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.57%/(e)/  (0.35)%      (0.21)%      (0.35)%    (0.48)%/(e)/
 Portfolio Turnover
  Rate................     75.4%/(e)/  157.8%       130.9%       182.9%     104.8%/(e)/

                          2005/(C)/     2004         2003         2002      2001/(G)/
                          ----          ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.09        $6.85        $5.99        $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01        (0.04)       (0.02)        0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.01         0.28         0.88        (1.45)     (2.82)
                           ----         ----         ----        -----      -----
 Total From Investment
            Operations     0.02         0.24         0.86        (1.44)     (2.86)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $7.07        $7.09        $6.85        $5.99      $7.43
                          =====        =====        =====        =====      =====
Total Return..........     0.19%/(d)/   3.50%       14.36%      (19.38)%   (26.26)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,428      $20,800      $16,776       $1,858       $811
 Ratio of Expenses to
  Average Net Assets..     1.50%/(e)/   1.43%        1.50%        1.50%      1.50%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.50%/(f)/   1.50%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.38%/(e)/  (0.52)%      (0.38)%      (0.51)%    (0.66)%/(e)/
 Portfolio Turnover
  Rate................     75.4%/(e)/  157.8%       130.9%       182.9%     104.8%/(e)/

                          2005/(C)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01
    ---
 Total From Investment
            Operations     0.01

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
                          -----
   Total Dividends and
         Distributions    (0.04)
                          -----
Net Asset Value, End
 of Period............    $7.26
                          =====
Total Return..........     0.04%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.63%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.24%/(e)/
 Portfolio Turnover
  Rate................     75.4%/(e)/

                          2005/(C)/     2004         2003         2002      2001/(G)/
                          ----          ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.25        $6.96        $6.06        $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03           --         0.01         0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --         0.29         0.89        (1.42)     (2.81)
    ---                                 ----         ----        -----      -----
 Total From Investment
            Operations     0.03         0.29         0.90        (1.41)     (2.82)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $7.24        $7.25        $6.96        $6.06      $7.47
                          =====        =====        =====        =====      =====
Total Return..........     0.37%/(d)/   4.18%       14.85%      (18.88)%   (25.93)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,174      $26,763      $23,056      $14,373       $747
 Ratio of Expenses to
  Average Net Assets..     1.01%/(e)/   0.94%        1.01%        1.01%      1.01%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.01%/(f)/   1.01%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.86%/(e)/  (0.03)%       0.13%        0.05%     (0.17)%/(e)/
 Portfolio Turnover
  Rate................     75.4%/(e)/  157.8%       130.9%       182.9%     104.8%/(e)/

                          2005/(C)/     2004         2003         2002      2001/(G)/
                          ----          ----         ----         ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.19        $6.92        $6.04        $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02        (0.01)          --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.01         0.28         0.88        (1.41)     (2.81)
                           ----         ----         ----        -----      -----
 Total From Investment
            Operations     0.03         0.27         0.88        (1.42)     (2.83)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.04)          --           --           --         --
  -----                   -----
Net Asset Value, End
 of Period............    $7.18        $7.19        $6.92        $6.04      $7.46
                          =====        =====        =====        =====      =====
Total Return..........     0.36%/(d)/   3.90%       14.57%      (19.03)%   (25.96)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,873       $4,064       $1,825         $778       $746
 Ratio of Expenses to
  Average Net Assets..     1.13%/(e)/   1.07%        1.13%        1.12%      1.13%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.13%/(f)/   1.13%/(f)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.61%/(e)/  (0.17)%       0.01%       (0.18)%    (0.29)%/(e)/
 Portfolio Turnover
  Rate................     75.4%/(e)/  157.8%       130.9%       182.9%     104.8%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized gain of $.29 per share, from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/      2004      2003      2002      2001/(F)/
                          ----           ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.58         $7.18     $6.12     $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         (0.05)    (0.04)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07          0.45      1.10     (1.24)     (3.21)
                           ----          ----      ----     -----      -----
 Total From Investment
            Operations     0.08          0.40      1.06     (1.29)     (3.26)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)           --        --        --         --
                                           --        --        --         --
 Distributions from
  Realized Gains......    (0.13)           --        --        --         --
 ------
   Total Dividends and
         Distributions    (0.15)           --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $7.51         $7.58     $7.18     $6.12      $7.41
                          =====         =====     =====     =====      =====
Total Return..........     0.98%/(d)/    5.57%    17.32%   (17.41)%   (29.46)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,040        $6,532    $4,761      $613       $741
 Ratio of Expenses to
  Average Net Assets..     1.57%/(e)/    1.57%     1.57%     1.57%      1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.20%/(e)/   (0.66)%   (0.60)%   (0.64)%    (0.75)%/(e)/
 Portfolio Turnover
  Rate................     64.2%/(e)/   124.7%    193.9%    176.7%     153.6%/(e)/

                          2005/(C)/      2004      2003      2002      2001/(F)/
                          ----           ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.54         $7.14     $6.10     $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --         (0.06)    (0.05)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07          0.46      1.09     (1.23)     (3.22)
                           ----          ----      ----     -----      -----
 Total From Investment
            Operations     0.07          0.40      1.04     (1.29)     (3.28)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)           --        --        --         --
                                           --        --        --         --
 Distributions from
  Realized Gains......    (0.13)           --        --        --         --
 ------
   Total Dividends and
         Distributions    (0.15)           --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $7.46         $7.54     $7.14     $6.10      $7.39
                          =====         =====     =====     =====      =====
Total Return..........     0.84%/(d)/    5.60%    17.05%   (17.46)%   (29.65)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,127        $7,582    $1,835      $611       $741
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/    1.75%     1.75%     1.75%      1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.04)%/(e)/  (0.85)%   (0.74)%   (0.82)%    (0.93)%/(e)/
 Portfolio Turnover
  Rate................     64.2%/(e)/   124.7%    193.9%    176.7%     153.6%/(e)/

                          2005/(C)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.76
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09
                           ----
 Total From Investment
            Operations     0.07

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)

 Distributions from
  Realized Gains......    (0.13)
   ----
   Total Dividends and
         Distributions    (0.15)
                          -----
Net Asset Value, End
 of Period............    $7.68
                          =====
Total Return..........     0.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $156
 Ratio of Expenses to
  Average Net Assets..     1.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.58)%/(e)/
 Portfolio Turnover
  Rate................     64.2%/(e)/

                          2005/(C)/      2004      2003      2002      2001/(F)/
                          ----           ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.67         $7.25     $6.15     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         (0.03)    (0.01)    (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08          0.45      1.11     (1.26)     (3.22)
                           ----          ----      ----     -----      -----
 Total From Investment
            Operations     0.10          0.42      1.10     (1.27)     (3.25)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)           --        --        --         --
                                           --        --        --         --
 Distributions from
  Realized Gains......    (0.13)           --        --        --         --
 ------
   Total Dividends and
         Distributions    (0.16)           --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $7.61         $7.67     $7.25     $6.15      $7.42
                          =====         =====     =====     =====      =====
Total Return..........     1.13%/(d)/    5.79%    17.89%   (17.12)%   (29.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,691       $15,288      $974      $843       $743
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/    1.26%     1.26%     1.26%      1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.48%/(e)/   (0.39)%   (0.23)%   (0.33)%    (0.44)%/(e)/
 Portfolio Turnover
  Rate................     64.2%/(e)/   124.7%    193.9%    176.7%     153.6%/(e)/

                          2005/(C)/      2004      2003      2002      2001/(F)/
                          ----           ----      ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.64         $7.22     $6.14     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --         (0.04)    (0.02)    (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09          0.46      1.10     (1.25)     (3.21)
                           ----          ----      ----     -----      -----
 Total From Investment
            Operations     0.09          0.42      1.08     (1.28)     (3.25)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)           --        --        --         --
                                           --        --        --         --
 Distributions from
  Realized Gains......    (0.13)           --        --        --         --
 ------
   Total Dividends and
         Distributions    (0.15)           --        --        --         --
 ------                   -----
Net Asset Value, End
 of Period............    $7.58         $7.64     $7.22     $6.14      $7.42
                          =====         =====     =====     =====      =====
Total Return..........     1.12%/(d)/    5.82%    17.59%   (17.25)%   (29.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,294        $1,940      $723      $615       $742
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/    1.38%     1.38%     1.37%      1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.03%/(e)/   (0.48)%   (0.35)%   (0.44)%    (0.56)%/(e)/
 Portfolio Turnover
  Rate................     64.2%/(e)/   124.7%    193.9%    176.7%     153.6%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Preferred shares recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66 and $.67 per share, respectively, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):




                          2005/(B)/     2004         2003         2002       2001/(F)/
                          ----          ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.92       $11.64        $9.57       $10.41      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.11         0.13        (0.01)       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49         1.27         1.98        (0.79)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.57         1.38         2.11        (0.80)       0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.10)       (0.04)          --       (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  ------                  -----                                  -----
   Total Dividends and
         Distributions    (0.27)       (0.10)       (0.04)       (0.04)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.22       $12.92       $11.64        $9.57      $10.41
                         ======       ======       ======        =====      ======
Total Return..........     4.41%/(c)/  11.95%       22.16%       (7.73)%      1.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $48,607      $34,752      $12,058       $2,797      $1,043
 Ratio of Expenses to
  Average Net Assets..     1.37%/(d)/   1.36%        1.34%        1.37%       1.37%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      /--         1.37%/(e)/   1.37%/(e)/   1.37%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.19%/(d)/   0.90%        1.21%        0.99%       1.03%/(d)/
 Portfolio Turnover
  Rate................     25.8%/(d)/   26.4%        16.2%         7.8%       19.5%/(d)/

                          2005/(B)/     2004         2003         2002       2001/(F)/
                          ----          ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.59       $11.35        $9.33       $10.40      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.09         0.11        (0.02)       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.24         1.94        (1.01)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.54         1.33         2.05        (1.03)       0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.09)       (0.03)          --       (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  ------                  -----                                  -----
   Total Dividends and
         Distributions    (0.27)       (0.09)       (0.03)       (0.04)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.86       $12.59       $11.35        $9.33      $10.40
                         ======       ======       ======        =====      ======
Total Return..........     4.27%/(c)/  11.73%       21.99%       (9.96)%      1.82%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $38,606      $33,241      $12,287       $4,013      $1,041
 Ratio of Expenses to
  Average Net Assets..     1.55%/(d)/   1.54%        1.52%        1.55%       1.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.55%/(e)/   1.55%/(e)/   1.55%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.02%/(d)/   0.72%        1.03%        0.90%       0.85%/(d)/
 Portfolio Turnover
  Rate................     25.8%/(d)/   26.4%        16.2%         7.8%       19.5%/(d)/

                          2005/(B)/
                          ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(g)/ ..............     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46
                           ----
 Total From Investment
            Operations     0.51
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)
 Distributions from
  Realized Gains......    (0.10)
                          -----
   Total Dividends and
         Distributions    (0.27)
                          -----
Net Asset Value, End
 of Period............   $12.93
                         ======
Total Return..........     3.99%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $20
 Ratio of Expenses to
  Average Net Assets..     1.68%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.72%/(d)/
 Portfolio Turnover
  Rate................     25.8%/(d)/


                          2005/(B)/     2004         2003         2002       2001/(F)/
                          ----          ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.68       $11.43        $9.40       $10.44      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.15         0.16           --        0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49         1.24         1.94        (0.97)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.59         1.39         2.10        (0.97)       0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.14)       (0.07)       (0.03)      (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  ------                  -----                                  -----
   Total Dividends and
         Distributions    (0.28)       (0.14)       (0.07)       (0.07)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.99       $12.68       $11.43        $9.40      $10.44
                         ======       ======       ======        =====      ======
Total Return..........     4.60%/(c)/  12.26%       22.52%       (9.37)%      2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $61,355      $45,729      $25,399      $10,021      $1,045
 Ratio of Expenses to
  Average Net Assets..     1.06%/(d)/   1.04%        1.03%        1.06%       1.06%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.06%/(e)/   1.06%/(e)/   1.06%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.49%/(d)/   1.23%        1.53%        1.44%       1.34%/(d)/
 Portfolio Turnover
  Rate................     25.8%/(d)/   26.4%        16.2%         7.8%       19.5%/(d)/

                          2005/(B)/     2004         2003         2002       2001/(F)/
                          ----          ----         ----         ----       ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.64       $11.39        $9.38       $10.43      $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         0.12         0.15         0.12        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49         1.26         1.92        (1.11)      (0.05)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.58         1.38         2.07        (0.99)       0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.13)       (0.06)       (0.02)      (0.03)
 Distributions from
  Realized Gains......    (0.10)          --           --        (0.04)         --
  ------                  -----                                  -----
   Total Dividends and
         Distributions    (0.28)       (0.13)       (0.06)       (0.06)      (0.03)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.94       $12.64       $11.39        $9.38      $10.43
                         ======       ======       ======        =====      ======
Total Return..........     4.53%/(c)/  12.17%       22.21%       (9.59)%      2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,279      $13,694         $992         $979      $1,044
 Ratio of Expenses to
  Average Net Assets..     1.18%/(d)/   1.17%        1.15%        1.17%       1.18%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.18%/(e)/   1.18%/(e)/   1.17%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.34%/(d)/   0.98%        1.42%        1.22%       1.22%/(d)/
 Portfolio Turnover
  Rate................     25.8%/(d)/   26.4%        16.2%         7.8%       19.5%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39 per share, from November 27, 2000 through December 5, 2000.
/(g) /Calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/   2004/(E)/
                         ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.51      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48        0.48
                          ----        ----
 Total From Investment
            Operations    0.52        0.51

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)         --
 ------
   Total Dividends and
         Distributions   (0.04)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.99      $10.51
                        ======      ======
Total Return..........    4.92%/(c)/  5.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11         $10
 Ratio of Expenses to
  Average Net Assets..    1.37%/(d)/  1.37%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.79%/(d)/  0.64%/(d)/
 Portfolio Turnover
  Rate................    38.6%/(d)/  32.7%/(d)/

                         2005/(B)/   2004/(E)/
                         ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.50      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.49        0.48
                          ----        ----
 Total From Investment
            Operations    0.52        0.50

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)         --
 ------
   Total Dividends and
         Distributions   (0.04)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.98      $10.50
                        ======      ======
Total Return..........    4.91%/(c)/  5.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $17         $10
 Ratio of Expenses to
  Average Net Assets..    1.55%/(d)/  1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.63%/(d)/  0.47%/(d)/
 Portfolio Turnover
  Rate................    38.6%/(d)/  32.7%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.46
                          ----
 Total From Investment
            Operations    0.48

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
   ----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.01
                        ======
Total Return..........    4.58%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $212
 Ratio of Expenses to
  Average Net Assets..    1.68%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.37%/(d)/
 Portfolio Turnover
  Rate................    38.6%/(d)/


                         2005/(B)/   2004/(E)/
                         ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.52      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48        0.48
                          ----        ----
 Total From Investment
            Operations    0.55        0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)         --
 ------
   Total Dividends and
         Distributions   (0.04)         --
 ----                    -----
Net Asset Value, End
 of Period............  $11.03      $10.52
                        ======      ======
Total Return..........    5.22%/(c)/  5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,458         $11
 Ratio of Expenses to
  Average Net Assets..    1.06%/(d)/  1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.31%/(d)/  0.97%/(d)/
 Portfolio Turnover
  Rate................    38.6%/(d)/  32.7%/(d)/

                         2005/(B)/   2004/(E)/
                         ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.52      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48        0.48
                          ----        ----
 Total From Investment
            Operations    0.53        0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)         --
 ------
   Total Dividends and
         Distributions   (0.04)         --
 ----                    -----
Net Asset Value, End
 of Period............  $11.01      $10.52
                        ======      ======
Total Return..........    5.02%/(c)/  5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11         $11
 Ratio of Expenses to
  Average Net Assets..    1.18%/(d)/  1.18%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.98%/(d)/  0.82%/(d)/
 Portfolio Turnover
  Rate................    38.6%/(d)/  32.7%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.30)
                         -----
 Total From Investment
            Operations   (0.27)
   ----
Net Asset Value, End
 of Period............   $9.73
                         =====
Total Return..........   (2.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.91%/(d)/
 Portfolio Turnover
  Rate................     4.4%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.29)
                         -----
 Total From Investment
            Operations   (0.27)
   ----
Net Asset Value, End
 of Period............   $9.73
                         =====
Total Return..........   (2.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.75%/(d)/
 Portfolio Turnover
  Rate................     4.4%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.30)
                         -----
 Total From Investment
            Operations   (0.28)
   ----
Net Asset Value, End
 of Period............   $9.72
                         =====
Total Return..........   (2.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.73%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.60%/(d)/
 Portfolio Turnover
  Rate................     4.4%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating
  Loss)/(a)/..........    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.31)
                         -----
 Total From Investment
            Operations   (0.25)
   ----
Net Asset Value, End
 of Period............   $9.75
                         =====
Total Return..........   (2.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $394
 Ratio of Expenses to
  Average Net Assets..    1.11%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.96%/(d)/
 Portfolio Turnover
  Rate................     4.4%/(d)/

                         2005/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.30)
                         -----
 Total From Investment
            Operations   (0.26)
   ----
Net Asset Value, End
 of Period............   $9.74
                         =====
Total Return..........   (2.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.11%/(d)/
 Portfolio Turnover
  Rate................     4.4%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/      2004        2003        2002      2001/(G)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.66         $7.45       $5.30       $6.51     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.09)      (0.09)      (0.05)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32          0.30        2.24       (1.16)     (4.58)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.27          0.21        2.15       (1.21)     (4.58)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.93         $7.66       $7.45       $5.30      $6.51
                          =====         =====       =====       =====      =====
Total Return..........     3.52%/(d)/    2.82%      40.57%     (18.59)%   (40.49)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,821       $13,413      $4,371      $1,296       $815
 Ratio of Expenses to
  Average Net Assets..     1.57%/(e)/    1.47%       1.56%       1.57%      1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.57%/(f)/  1.57%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.19)%/(e)/  (1.17)%     (1.33)%     (1.35)%    (1.33)%/(e)/
 Portfolio Turnover
  Rate................    122.0%/(e)/   163.7%      163.3%      225.6%     347.3%/(e)/

                          2005/(C)/      2004        2003        2002      2001/(G)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.49         $7.30       $5.21       $6.50     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.10)      (0.09)      (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31          0.29        2.18       (1.19)     (4.58)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.26          0.19        2.09       (1.29)     (4.59)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.75         $7.49       $7.30       $5.21      $6.50
                          =====         =====       =====       =====      =====
Total Return..........     3.47%/(d)/    2.60%      40.12%     (19.85)%   (40.53)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,025        $6,991      $2,461        $653       $814
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/    1.65%       1.74%       1.75%      1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.75%/(f)/  1.75%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.37)%/(e)/  (1.35)%     (1.52)%     (1.53)%    (1.51)%/(e)/
 Portfolio Turnover
  Rate................    122.0%/(e)/   163.7%      163.3%      225.6%     347.3%/(e)/

                          2005/(C)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32
                           ----
 Total From Investment
            Operations     0.26
                           ----
Net Asset Value, End
 of Period............    $7.70
                          =====
Total Return..........     3.49%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12
 Ratio of Expenses to
  Average Net Assets..     1.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.48)%/(e)/
 Portfolio Turnover
  Rate................    122.0%/(e)/

                          2005/(C)/      2004        2003        2002      2001/(G)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.67         $7.43       $5.26       $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.07)      (0.07)      (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32          0.31        2.24       (1.23)     (4.52)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.28          0.24        2.17       (1.26)     (4.57)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.95         $7.67       $7.43       $5.26      $6.52
                          =====         =====       =====       =====      =====
Total Return..........     3.65%/(d)/    3.23%      41.25%     (19.33)%   (40.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,515        $8,533      $7,384      $1,155       $815
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/    1.15%       1.24%       1.26%      1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.26%/(f)/  1.26%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.88)%/(e)/  (0.86)%     (1.03)%     (1.04)%    (1.00)%/(e)/
 Portfolio Turnover
  Rate................    122.0%/(e)/   163.7%      163.3%      225.6%     347.3%/(e)/

                          2005/(C)/      2004        2003        2002      2001/(G)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.61         $7.38       $5.25       $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.08)      (0.07)      (0.07)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32          0.31        2.20       (1.20)     (4.58)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.28          0.23        2.13       (1.27)     (4.57)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.89         $7.61       $7.38       $5.25      $6.52
                          =====         =====       =====       =====      =====
Total Return..........     3.68%/(d)/    3.12%      40.57%     (19.48)%   (40.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $167          $124        $408        $657       $816
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/    1.24%       1.37%       1.37%      1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.38%/(f)/  1.38%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.01)%/(e)/  (0.99)%     (1.14)%     (1.15)%    (1.14)%/(e)/
 Portfolio Turnover
  Rate................    122.0%/(e)/   163.7%      163.3%      225.6%     347.3%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.16        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38         (0.04)
                          ----         -----
 Total From Investment
            Operations    0.33         (0.08)
                          ----         -----
Net Asset Value, End
 of Period............  $10.49        $10.16
                        ======        ======
Total Return..........    3.25%/(c)/   (0.78)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,001          $735
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/    1.44%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.57%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.94)%/(d)/  (0.86)%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    91.1%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.15        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38         (0.04)
                          ----         -----
 Total From Investment
            Operations    0.32         (0.09)
                          ----         -----
Net Asset Value, End
 of Period............  $10.47        $10.15
                        ======        ======
Total Return..........    3.15%/(c)/   (0.88)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $300          $241
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/    1.72%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.75%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.11)%/(d)/  (1.22)%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    91.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39
                          ----
 Total From Investment
            Operations    0.32
                          ----
Net Asset Value, End
 of Period............  $10.51
                        ======
Total Return..........    3.14%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $26
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.31)%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.17        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40         (0.04)
                          ----         -----
 Total From Investment
            Operations    0.37         (0.07)
                          ----         -----
Net Asset Value, End
 of Period............  $10.54        $10.17
                        ======        ======
Total Return..........    3.64%/(c)/   (0.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $778          $161
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/    1.23%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.26%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.62)%/(d)/  (0.67)%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    91.1%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.17        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38         (0.03)
                          ----         -----
 Total From Investment
            Operations    0.34         (0.07)
                          ----         -----
Net Asset Value, End
 of Period............  $10.51        $10.17
                        ======        ======
Total Return..........    3.34%/(c)/   (0.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $284           $10
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/    1.35%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.38%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.84)%/(d)/  (0.86)%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    91.1%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.46)
                         -----
 Total From Investment
            Operations   (0.50)
                         -----
Net Asset Value, End
 of Period............   $9.50
                         =====
Total Return..........   (5.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $111
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.35)%/(d)/
 Portfolio Turnover
  Rate................   145.0%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.47)
                         -----
 Total From Investment
            Operations   (0.51)
                         -----
Net Asset Value, End
 of Period............   $9.49
                         =====
Total Return..........   (5.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.31)%/(d)/
 Portfolio Turnover
  Rate................   145.0%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.46)
                         -----
 Total From Investment
            Operations   (0.51)
                         -----
Net Asset Value, End
 of Period............   $9.49
                         =====
Total Return..........   (5.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.46)%/(d)/
 Portfolio Turnover
  Rate................   145.0%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.46)
                         -----
 Total From Investment
            Operations   (0.49)
                         -----
Net Asset Value, End
 of Period............   $9.51
                         =====
Total Return..........   (4.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.82)%/(d)/
 Portfolio Turnover
  Rate................   145.0%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.47)
                         -----
 Total From Investment
            Operations   (0.50)
                         -----
Net Asset Value, End
 of Period............   $9.50
                         =====
Total Return..........   (5.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.92)%/(d)/
 Portfolio Turnover
  Rate................   145.0%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004        2003        2002     2001/(G)/
                          ----          ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.84       $12.03       $9.39       $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)       (0.05)      (0.05)      (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         2.02        2.69        0.04     (0.75)
                           ----         ----        ----        ----     -----
 Total From Investment
            Operations     0.85         1.97        2.64        0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)       (0.16)         --          --        --
 -----                    -----        -----
   Total Dividends and
         Distributions    (0.98)       (0.16)         --          --     (0.01)
  ----                    -----        -----                             -----
Net Asset Value, End
 of Period............   $13.71       $13.84      $12.03       $9.39     $9.38
                         ======       ======      ======       =====     =====
Total Return..........     6.00%/(d)/  16.53%      28.12%       0.11%    (6.77)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,903       $6,176      $3,305      $1,449      $940
 Ratio of Expenses to
  Average Net Assets..     1.57%/(e)/   1.54%       1.55%       1.57%     1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.57%/(f)/  1.57%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.45)%/(e)/ (0.37)%     (0.46)%     (0.45)%   (0.12)%/(e)/
 Portfolio Turnover
  Rate................     38.6%/(e)/   49.9%       49.7%       80.0%    224.9%/(e)/

                          2005/(C)/     2004        2003        2002     2001/(G)/
                          ----          ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $13.57       $11.82       $9.24       $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)       (0.07)      (0.07)      (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.87         1.98        2.65       (0.08)    (0.75)
                           ----         ----        ----       -----     -----
 Total From Investment
            Operations     0.83         1.91        2.58       (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)       (0.16)         --          --        --
 -----                    -----        -----
   Total Dividends and
         Distributions    (0.98)       (0.16)         --          --     (0.01)
  ----                    -----        -----                             -----
Net Asset Value, End
 of Period............   $13.42       $13.57      $11.82       $9.24     $9.37
                         ======       ======      ======       =====     =====
Total Return..........     5.97%/(d)/  16.31%      27.92%      (1.39)%   (6.87)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,168       $5,874      $2,962      $1,177      $989
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/   1.72%       1.73%       1.75%     1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.75%/(f)/  1.75%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.63)%/(e)/ (0.54)%     (0.67)%     (0.64)%   (0.30)%/(e)/
 Portfolio Turnover
  Rate................     38.6%/(e)/   49.9%       49.7%       80.0%    224.9%/(e)/

                          2005/(C)/
                          ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.89
                           ----
 Total From Investment
            Operations     0.83
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.98)
                          -----
   Total Dividends and
         Distributions    (0.98)
                          -----
Net Asset Value, End
 of Period............   $13.78
                         ======
Total Return..........     5.81%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $36
 Ratio of Expenses to
  Average Net Assets..     1.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.81)%/(e)/
 Portfolio Turnover
  Rate................     38.6%/(e)/

                          2005/(C)/     2004        2003        2002     2001/(G)/
                          ----          ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.83       $11.98       $9.33       $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)       (0.01)      (0.02)      (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         2.02        2.67       (0.06)    (0.74)
                           ----         ----        ----       -----     -----
 Total From Investment
            Operations     0.87         2.01        2.65       (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)       (0.16)         --          --        --
 -----                    -----        -----
   Total Dividends and
         Distributions    (0.98)       (0.16)         --          --     (0.01)
  ----                    -----        -----                             -----
Net Asset Value, End
 of Period............   $13.72       $13.83      $11.98       $9.33     $9.41
                         ======       ======      ======       =====     =====
Total Return..........     6.16%/(d)/  16.93%      28.40%      (0.83)%   (6.48)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,561       $5,440      $3,154      $1,485      $942
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/   1.23%       1.24%       1.26%     1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.26%/(f)/  1.26%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.13)%/(e)/ (0.05)%     (0.18)%     (0.16)%    0.19%/(e)/
 Portfolio Turnover
  Rate................     38.6%/(e)/   49.9%       49.7%       80.0%    224.9%/(e)/

                          2005/(C)/     2004        2003        2002     2001/(G)/
                          ----          ----        ----        ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.77       $11.95       $9.31       $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)       (0.01)      (0.03)      (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.99        2.67       (0.07)    (0.74)
                           ----         ----        ----       -----     -----
 Total From Investment
            Operations     0.86         1.98        2.64       (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --          --     (0.01)
 Distributions from
  Realized Gains......    (0.98)       (0.16)         --          --        --
 -----                    -----        -----
   Total Dividends and
         Distributions    (0.98)       (0.16)         --          --     (0.01)
  ----                    -----        -----                             -----
Net Asset Value, End
 of Period............   $13.65       $13.77      $11.95       $9.31     $9.40
                         ======       ======      ======       =====     =====
Total Return..........     6.11%/(d)/  16.72%      28.36%      (0.96)%   (6.58)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,354         $945      $1,565        $932      $941
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/   1.35%       1.36%       1.37%     1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.38%/(f)/  1.38%/(f)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.28)%/(e)/ (0.11)%     (0.29)%     (0.24)%    0.07%/(e)/
 Portfolio Turnover
  Rate................     38.6%/(e)/   49.9%       49.7%       80.0%    224.9%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized gain of $.14 per share, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.43        $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.82          0.84
                          ----          ----
 Total From Investment
            Operations    0.81          0.84

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)           --
 Distributions from
  Realized Gains......   (0.13)           --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)           --
   ----                  -----
Net Asset Value, End
 of Period............  $12.07        $11.43
                        ======        ======
Total Return..........    7.15%/(c)/    7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $832          $339
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.18)%/(d)/  (0.08)%/(d)/
 Portfolio Turnover
  Rate................    58.8%/(d)/    66.0%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.43        $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.82          0.85
                          ----          ----
 Total From Investment
            Operations    0.80          0.84

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)           --
 Distributions from
  Realized Gains......   (0.13)           --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)           --
   ----                  -----
Net Asset Value, End
 of Period............  $12.06        $11.43
                        ======        ======
Total Return..........    7.04%/(c)/    7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $84           $11
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.31)%/(d)/  (0.21)%/(d)/
 Portfolio Turnover
  Rate................    58.8%/(d)/    66.0%/(d)/

                         2005/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.82
                          ----
 Total From Investment
            Operations    0.80

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)
 Distributions from
  Realized Gains......   (0.13)
                         -----
   Total Dividends and
         Distributions   (0.17)
                         -----
Net Asset Value, End
 of Period............  $12.08
                        ======
Total Return..........    7.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $53
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.31)%/(d)/
 Portfolio Turnover
  Rate................    58.8%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.45        $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.81          0.84
                          ----          ----
 Total From Investment
            Operations    0.82          0.86

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)           --
 Distributions from
  Realized Gains......   (0.13)           --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)           --
   ----                  -----
Net Asset Value, End
 of Period............  $12.10        $11.45
                        ======        ======
Total Return..........    7.25%/(c)/    8.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $71           $57
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.16%/(d)/    0.34%/(d)/
 Portfolio Turnover
  Rate................    58.8%/(d)/    66.0%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.44        $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.80          0.84
                          ----          ----
 Total From Investment
            Operations    0.81          0.85

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)           --
 Distributions from
  Realized Gains......   (0.13)           --
   ----                  -----
   Total Dividends and
         Distributions   (0.17)           --
   ----                  -----
Net Asset Value, End
 of Period............  $12.08        $11.44
                        ======        ======
Total Return..........    7.16%/(c)/    8.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11           $11
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.10%/(d)/    0.16%/(d)/
 Portfolio Turnover
  Rate................    58.8%/(d)/    66.0%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $14.80        $13.56      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.05)      (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.04          2.10        3.62
                          ----          ----        ----
 Total From Investment
            Operations   (0.01)         2.05        3.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)           --          --
 Distributions from
  Realized Gains......   (0.25)        (0.81)         --
 ----                    -----         -----
   Total Dividends and
         Distributions   (0.27)        (0.81)         --
 ----                    -----         -----
Net Asset Value, End
 of Period............  $14.52        $14.80      $13.56
                        ======        ======      ======
Total Return..........   (0.19)%/(c)/  15.88%      35.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $488          $158        $136
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/    1.54%       1.54%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.57%/(e)/  1.57%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.62)%/(d)/  (0.39)%     (0.60)%/(d)/
 Portfolio Turnover
  Rate................   141.9%/(d)/   117.5%      111.5%/(d)/

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $14.74        $13.54      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.09)      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.05          2.10        3.61
                          ----          ----        ----
 Total From Investment
            Operations   (0.01)         2.01        3.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)           --          --
 Distributions from
  Realized Gains......   (0.25)        (0.81)         --
 ----                    -----         -----
   Total Dividends and
         Distributions   (0.27)        (0.81)         --
 ----                    -----         -----
Net Asset Value, End
 of Period............  $14.46        $14.74      $13.54
                        ======        ======      ======
Total Return..........   (0.20)%/(c)/  15.59%      35.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $324           $83        $135
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/    1.72%       1.72%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.75%/(e)/  1.75%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.80)%/(d)/  (0.66)%     (0.79)%/(d)/
 Portfolio Turnover
  Rate................   141.9%/(d)/   117.5%      111.5%/(d)/

                         2005/(B)/
                         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $15.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations   (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
 Distributions from
  Realized Gains......   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.27)
                         -----
Net Asset Value, End
 of Period............  $14.66
                        ======
Total Return..........   (0.75)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $27
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.89)%/(d)/
 Portfolio Turnover
  Rate................   141.9%/(d)/

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $14.88        $13.59      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)        (0.03)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.06          2.13        3.62
                          ----          ----        ----
 Total From Investment
            Operations    0.03          2.10        3.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)           --          --
 Distributions from
  Realized Gains......   (0.25)        (0.81)         --
 ----                    -----         -----
   Total Dividends and
         Distributions   (0.28)        (0.81)         --
 ----                    -----         -----
Net Asset Value, End
 of Period............  $14.63        $14.88      $13.59
                        ======        ======      ======
Total Return..........    0.04%/(c)/   16.23%      35.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $79           $71        $136
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/    1.23%       1.23%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.26%/(e)/  1.26%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.34)%/(d)/  (0.18)%     (0.30)%/(d)/
 Portfolio Turnover
  Rate................   141.9%/(d)/   117.5%      111.5%/(d)/

                         2005/(B)/      2004       2003/(F)/
                         ----           ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $14.85        $13.58      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)        (0.03)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.04          2.11        3.62
                          ----          ----        ----
 Total From Investment
            Operations    0.01          2.08        3.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)           --          --
 Distributions from
  Realized Gains......   (0.25)        (0.81)         --
 ----                    -----         -----
   Total Dividends and
         Distributions   (0.28)        (0.81)         --
 ----                    -----         -----
Net Asset Value, End
 of Period............  $14.58        $14.85      $13.58
                        ======        ======      ======
Total Return..........   (0.10)%/(c)/  16.09%      35.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $275          $161        $136
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/    1.35%       1.35%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.38%/(e)/  1.38%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.44)%/(d)/  (0.20)%     (0.42)%/(d)/
 Portfolio Turnover
  Rate................   141.9%/(d)/   117.5%      111.5%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/      2004        2003        2002      2001/(G)/
                         ----           ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.62         $7.00       $5.08       $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.11)      (0.08)      (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.22)         0.73        2.00       (2.20)     (2.42)
                         -----          ----        ----       -----      -----
 Total From Investment
            Operations   (0.28)         0.62        1.92       (2.24)     (2.50)
                         -----          ----        ----       -----      -----
Net Asset Value, End
 of Period............   $7.34         $7.62       $7.00       $5.08      $7.32
                         =====         =====       =====       =====      =====
Total Return..........   (3.67)%/(d)/   8.86%      37.80%     (30.60)%   (23.67)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,183        $2,579      $2,446      $1,092       $734
 Ratio of Expenses to
  Average Net Assets..    1.67%/(e)/    1.67%       1.66%       1.67%      1.67%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.67%/(f)/  1.67%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.43)%/(e)/  (1.49)%     (1.45)%     (1.47)%    (1.32)%/(e)/
 Portfolio Turnover
  Rate................    85.3%/(e)/    94.6%      333.6%      110.9%     161.1%/(e)/

                         2005/(C)/      2004        2003        2002      2001/(G)/
                         ----           ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.57         $6.96       $5.06       $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.12)      (0.09)      (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)         0.73        1.99       (2.19)     (2.42)
                         -----          ----        ----       -----      -----
 Total From Investment
            Operations   (0.29)         0.61        1.90       (2.25)     (2.51)
                         -----          ----        ----       -----      -----
Net Asset Value, End
 of Period............   $7.28         $7.57       $6.96       $5.06      $7.31
                         =====         =====       =====       =====      =====
Total Return..........   (3.83)%/(d)/   8.76%      37.55%     (30.78)%   (23.77)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $792          $754      $1,136        $789       $733
 Ratio of Expenses to
  Average Net Assets..    1.85%/(e)/    1.85%       1.84%       1.85%      1.85%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.85%/(f)/  1.85%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.61)%/(e)/  (1.67)%     (1.63)%     (1.65)%    (1.50)%/(e)/
 Portfolio Turnover
  Rate................    85.3%/(e)/    94.6%      333.6%      110.9%     161.1%/(e)/

                         2005/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.25)
                         -----
 Total From Investment
            Operations   (0.32)
                         -----
Net Asset Value, End
 of Period............   $7.47
                         =====
Total Return..........   (4.11)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $14
 Ratio of Expenses to
  Average Net Assets..    1.98%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.72)%/(e)/
 Portfolio Turnover
  Rate................    85.3%/(e)/

                         2005/(C)/      2004        2003        2002      2001/(G)/
                         ----           ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.75         $7.09       $5.13       $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.09)      (0.07)      (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)         0.75        2.03       (2.17)     (2.42)
                         -----          ----        ----       -----      -----
 Total From Investment
            Operations   (0.28)         0.66        1.96       (2.21)     (2.48)
                         -----          ----        ----       -----      -----
Net Asset Value, End
 of Period............   $7.47         $7.75       $7.09       $5.13      $7.34
                         =====         =====       =====       =====      =====
Total Return..........   (3.61)%/(d)/   9.31%      38.21%     (30.11)%   (23.46)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,742        $1,858      $1,682        $931       $735
 Ratio of Expenses to
  Average Net Assets..    1.36%/(e)/    1.36%       1.35%       1.36%      1.36%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.36%/(f)/  1.36%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.13)%/(e)/  (1.18)%     (1.15)%     (1.17)%    (1.01)%/(e)/
 Portfolio Turnover
  Rate................    85.3%/(e)/    94.6%      333.6%      110.9%     161.1%/(e)/

                         2005/(C)/      2004        2003        2002      2001/(G)/
                         ----           ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.68         $7.04       $5.10       $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.10)      (0.07)      (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.24)         0.74        2.01       (2.15)     (2.42)
                         -----          ----        ----       -----      -----
 Total From Investment
            Operations   (0.29)         0.64        1.94       (2.24)     (2.48)
                         -----          ----        ----       -----      -----
Net Asset Value, End
 of Period............   $7.39         $7.68       $7.04       $5.10      $7.34
                         =====         =====       =====       =====      =====
Total Return..........   (3.78)%/(d)/   9.09%      38.04%     (30.52)%   (23.46)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $83           $54        $706        $510       $735
 Ratio of Expenses to
  Average Net Assets..    1.48%/(e)/    1.48%       1.47%       1.47%      1.48%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.48%/(f)/  1.48%/(f)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.25)%/(e)/  (1.30)%     (1.26)%     (1.27)%    (1.13)%/(e)/
 Portfolio Turnover
  Rate................    85.3%/(e)/    94.6%      333.6%      110.9%     161.1%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/      2004        2003        2002        2001/(G)/
                         ----           ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.93         $7.78       $5.68       $6.25       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.10)      (0.07)         --        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08          0.29        2.17       (0.57)       (4.53)
                          ----          ----        ----       -----        -----
 Total From Investment
            Operations    0.03          0.19        2.10       (0.57)       (4.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.22)        (0.04)         --          --           --
 ------
   Total Dividends and
         Distributions   (0.22)        (0.04)         --          --           --
 ------                  -----         -----
Net Asset Value, End
 of Period............   $7.74         $7.93       $7.78       $5.68        $6.25
                         =====         =====       =====       =====        =====
Total Return..........    0.17%/(d)/    2.50%      36.97%      (9.12)%     (41.23)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,558        $7,430      $3,480      $1,419         $626
 Ratio of Expenses to
  Average Net Assets..    1.57%/(e)/    1.53%       1.52%       1.56%        1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.57%/(f)/  1.57%/(f)/  1.57%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.31)%/(e)/  (1.23)%     (1.14)%     (1.30)%      (1.19)%/(e)/
 Portfolio Turnover
  Rate................    48.1%/(e)/    69.4%      115.9%      120.1%       159.8%/(e)/

                         2005/(C)/      2004        2003        2002        2001/(G)/
                         ----           ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.81         $7.67       $5.66       $6.24       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.11)      (0.10)      (0.09)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08          0.29        2.11       (0.49)       (4.53)
                          ----          ----        ----       -----        -----
 Total From Investment
            Operations    0.02          0.18        2.01       (0.58)       (4.61)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.22)        (0.04)         --          --           --
 ------                  -----         -----
   Total Dividends and
         Distributions   (0.22)        (0.04)         --          --           --
 ------                  -----         -----
Net Asset Value, End
 of Period............   $7.61         $7.81       $7.67       $5.66        $6.24
                         =====         =====       =====       =====        =====
Total Return..........    0.04%/(d)/    2.41%      35.51%      (9.29)%     (41.32)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,586        $7,045      $2,162        $567         $625
 Ratio of Expenses to
  Average Net Assets..    1.75%/(e)/    1.71%       1.72%       1.74%        1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.75%/(f)/  1.75%/(f)/  1.75%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.48)%/(e)/  (1.42)%     (1.39)%     (1.47)%      (1.37)%/(e)/
 Portfolio Turnover
  Rate................    48.1%/(e)/    69.4%      115.9%      120.1%       159.8%/(e)/

                         2005/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $8.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.00

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.22)
                         -----
   Total Dividends and
         Distributions   (0.22)
                         -----
Net Asset Value, End
 of Period............   $7.88
                         =====
Total Return..........   (0.21)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.59)%/(e)/
 Portfolio Turnover
  Rate................    48.1%/(e)/

                         2005/(C)/      2004        2003        2002        2001/(G)/
                         ----           ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $8.01         $7.83       $5.71       $6.27       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)        (0.07)      (0.06)      (0.04)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08          0.29        2.18       (0.52)       (4.52)
                          ----          ----        ----       -----        -----
 Total From Investment
            Operations    0.04          0.22        2.12       (0.56)       (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.22)        (0.04)         --          --           --
 ------                  -----         -----
   Total Dividends and
         Distributions   (0.22)        (0.04)         --          --           --
 ------                  -----         -----
Net Asset Value, End
 of Period............   $7.83         $8.01       $7.83       $5.71        $6.27
                         =====         =====       =====       =====        =====
Total Return..........    0.29%/(d)/    2.87%      37.13%      (8.93)%     (41.04)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,042        $8,356      $1,799        $692         $628
 Ratio of Expenses to
  Average Net Assets..    1.26%/(e)/    1.22%       1.21%       1.25%        1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.26%/(f)/  1.26%/(f)/  1.26%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.00)%/(e)/  (0.93)%     (0.83)%     (0.98)%      (0.88)%/(e)/
 Portfolio Turnover
  Rate................    48.1%/(e)/    69.4%      115.9%      120.1%       159.8%/(e)/

                         2005/(C)/      2004        2003        2002        2001/(G)/
                         ----           ----        ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.96         $7.78       $5.70       $6.26       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.08)      (0.09)      (0.07)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08          0.30        2.17       (0.49)       (4.53)
                          ----          ----        ----       -----        -----
 Total From Investment
            Operations    0.03          0.22        2.08       (0.56)       (4.59)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.22)        (0.04)         --          --           --
 ------                  -----         -----
   Total Dividends and
         Distributions   (0.22)        (0.04)         --          --           --
 ------                  -----         -----
Net Asset Value, End
 of Period............   $7.77         $7.96       $7.78       $5.70        $6.26
                         =====         =====       =====       =====        =====
Total Return..........    0.17%/(d)/    2.89%      36.49%      (8.95)%     (41.13)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,821        $1,652         $87        $571         $627
 Ratio of Expenses to
  Average Net Assets..    1.38%/(e)/    1.34%       1.31%       1.36%        1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.38%/(f)/  1.38%/(f)/  1.37%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.12)%/(e)/  (1.06)%     (0.84)%     (1.09)%      (1.00)%/(e)/
 Portfolio Turnover
  Rate................    48.1%/(e)/    69.4%      115.9%      120.1%       159.8%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.59        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)        (0.36)
                         -----         -----
 Total From Investment
            Operations   (0.19)        (0.41)
                         -----         -----
Net Asset Value, End
 of Period............   $9.40         $9.59
                         =====         =====
Total Return..........   (1.98)%/(c)/  (4.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $255           $10
 Ratio of Expenses to
  Average Net Assets..    1.67%/(d)/    1.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.67%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.34)%/(d)/  (1.25)%/(d)/
 Portfolio Turnover
  Rate................    44.6%/(d)/    51.3%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.59        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.07)        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)        (0.36)
                         -----         -----
 Total From Investment
            Operations   (0.20)        (0.41)
                         -----         -----
Net Asset Value, End
 of Period............   $9.39         $9.59
                         =====         =====
Total Return..........   (2.09)%/(c)/  (4.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $90            $9
 Ratio of Expenses to
  Average Net Assets..    1.85%/(d)/    1.73%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.85%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.57)%/(d)/  (1.43)%/(d)/
 Portfolio Turnover
  Rate................    44.6%/(d)/    51.3%/(d)/

                         2005/(B)/
                         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.66
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.17)
                         -----
 Total From Investment
            Operations   (0.25)
                         -----
Net Asset Value, End
 of Period............   $9.41
                         =====
Total Return..........   (2.59)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.67)%/(d)/
 Portfolio Turnover
  Rate................    44.6%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.61        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)        (0.35)
                         -----         -----
 Total From Investment
            Operations   (0.18)        (0.39)
                         -----         -----
Net Asset Value, End
 of Period............   $9.43         $9.61
                         =====         =====
Total Return..........   (1.87)%/(c)/  (3.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,306           $10
 Ratio of Expenses to
  Average Net Assets..    1.36%/(d)/    1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.36%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.11)%/(d)/  (0.96)%/(d)/
 Portfolio Turnover
  Rate................    44.6%/(d)/    51.3%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.60        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.12)        (0.36)
                         -----         -----
 Total From Investment
            Operations   (0.18)        (0.40)
                         -----         -----
Net Asset Value, End
 of Period............   $9.42         $9.60
                         =====         =====
Total Return..........   (1.87)%/(c)/  (4.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9           $10
 Ratio of Expenses to
  Average Net Assets..    1.48%/(d)/    1.36%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.48%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.20)%/(d)/  (1.06)%/(d)/
 Portfolio Turnover
  Rate................    44.6%/(d)/    51.3%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(C)/      2004         2003      2002     2001/(G)/
                          ----           ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.74        $13.02        $9.51     $9.96    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.07)       (0.07)    (0.06)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.81          1.79         3.67     (0.24)       --
 ----                      ----          ----         ----     -----
 Total From Investment
            Operations     0.77          1.72         3.60     (0.30)    (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
   Total Dividends and
         Distributions       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
Net Asset Value, End
 of Period............   $15.51        $14.74       $13.02     $9.51     $9.96
                         ======        ======       ======     =====     =====
Total Return..........     5.22%/(d)/   13.22%       38.18%    (3.24)%   (0.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,324        $5,963       $4,284      $985      $831
 Ratio of Expenses to
  Average Net Assets..     1.57%/(e)/    1.54%        1.57%     1.57%     1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.57%/(f)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.58)%/(e)/  (0.50)%      (0.62)%   (0.76)%   (0.59)%/(e)/
 Portfolio Turnover
  Rate................     63.6%/(e)/    26.3%        44.1%     27.9%     58.0%/(e)/

                          2005/(C)/      2004         2003      2002     2001/(G)/
                          ----           ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.62        $12.94        $9.48     $9.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.10)       (0.08)    (0.04)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.81          1.78         3.63     (0.28)       --
 ----                      ----          ----         ----     -----
 Total From Investment
            Operations     0.75          1.68         3.55     (0.32)    (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
   Total Dividends and
         Distributions       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
Net Asset Value, End
 of Period............   $15.37        $14.62       $12.94     $9.48     $9.95
                         ======        ======       ======     =====     =====
Total Return..........     5.13%/(d)/   12.99%       37.76%    (3.44)%   (0.50)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,484        $2,738       $2,028    $1,398      $830
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/    1.72%        1.75%     1.75%     1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.75%/(f)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.76)%/(e)/  (0.68)%      (0.80)%   (0.94)%   (0.77)%/(e)/
 Portfolio Turnover
  Rate................     63.6%/(e)/    26.3%        44.1%     27.9%     58.0%/(e)/

                          2005/(C)/
                          ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $15.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.71
                           ----
 Total From Investment
            Operations     0.64
   ---
Net Asset Value, End
 of Period............   $15.79
                         ======
Total Return..........     4.22%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.88)%/(e)/
 Portfolio Turnover
  Rate................     63.6%/(e)/
                          2005/(C)/      2004         2003      2002     2001/(G)/
                          ----           ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $14.92        $13.14        $9.56     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.03)       (0.03)       --     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82          1.81         3.70     (0.27)       --
 ----                      ----          ----         ----     -----
 Total From Investment
            Operations     0.80          1.78         3.67     (0.27)    (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
   Total Dividends and
         Distributions       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
Net Asset Value, End
 of Period............   $15.72        $14.92       $13.14     $9.56     $9.98
                         ======        ======       ======     =====     =====
Total Return..........     5.37%/(d)/   13.56%       38.71%    (2.93)%   (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,240       $14,537      $12,008    $5,733      $833
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/    1.24%        1.26%     1.26%     1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.26%/(f)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%/(e)/  (0.19)%      (0.31)%   (0.47)%   (0.28)%/(e)/
 Portfolio Turnover
  Rate................     63.6%/(e)/    26.3%        44.1%     27.9%     58.0%/(e)/

                          2005/(C)/      2004         2003      2002     2001/(G)/
                          ----           ----         ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $14.83        $13.08        $9.54     $9.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.04)       (0.04)    (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82          1.79         3.67     (0.22)       --
 ----                      ----          ----         ----     -----
 Total From Investment
            Operations     0.79          1.75         3.63     (0.28)    (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
   Total Dividends and
         Distributions       --            --        (0.09)    (0.15)       --
 ------                                              -----     -----
Net Asset Value, End
 of Period............   $15.62        $14.83       $13.08     $9.54     $9.97
                         ======        ======       ======     =====     =====
Total Return..........     5.33%/(d)/   13.39%       38.37%    (3.03)%   (0.30)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $60           $24          $16      $796      $833
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/    1.35%        1.38%     1.37%     1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.38%/(f)/     --        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.41)%/(e)/  (0.31)%      (0.43)%   (0.56)%   (0.40)%/(e)/
 Portfolio Turnover
  Rate................     63.6%/(e)/    26.3%        44.1%     27.9%     58.0%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(B)/     2004       2003/(F)/
                          ----          ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $15.83       $13.92      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)       (0.04)       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         2.55        3.90
                           ----         ----        ----
 Total From Investment
            Operations     0.42         2.51        3.92
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)          --          --
 Distributions from
  Realized Gains......    (0.90)       (0.60)         --
  ----                    -----        -----
   Total Dividends and
         Distributions    (0.92)       (0.60)         --
  ----                    -----        -----
Net Asset Value, End
 of Period............   $15.33       $15.83      $13.92
                         ======       ======      ======
Total Return..........     2.29%/(c)/  18.63%      39.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,458       $6,422        $258
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/   1.57%       1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.57%/(e)/  1.57%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.12)%/(d)/ (0.23)%      0.19%/(d)/
 Portfolio Turnover
  Rate................     18.5%/(d)/   46.7%       67.2%/(d)/

                          2005/(B)/     2004       2003/(F)/
                          ----          ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $15.78       $13.89      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)       (0.06)         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         2.55        3.89
                           ----         ----        ----
 Total From Investment
            Operations     0.41         2.49        3.89
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)          --          --
 Distributions from
  Realized Gains......    (0.90)       (0.60)         --
  ----                    -----        -----
   Total Dividends and
         Distributions    (0.92)       (0.60)         --
  ----                    -----        -----
Net Asset Value, End
 of Period............   $15.27       $15.78      $13.89
                         ======       ======      ======
Total Return..........     2.22%/(c)/  18.52%      38.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,556       $6,888        $702
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/   1.75%       1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.75%/(e)/  1.75%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%/(d)/ (0.40)%     (0.04)%/(d)/
 Portfolio Turnover
  Rate................     18.5%/(d)/   46.7%       67.2%/(d)/

                          2005/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $16.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
 Distributions from
  Realized Gains......    (0.90)
                          -----
   Total Dividends and
         Distributions    (0.92)
                          -----
Net Asset Value, End
 of Period............   $15.43
                         ======
Total Return..........     1.54%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $22
 Ratio of Expenses to
  Average Net Assets..     1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%/(d)/
 Portfolio Turnover
  Rate................     18.5%/(d)/

                          2005/(B)/     2004       2003/(F)/
                          ----          ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $15.91       $13.95      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.03        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44         2.55        3.91
                           ----         ----        ----
 Total From Investment
            Operations     0.45         2.58        3.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.02)         --
 Distributions from
  Realized Gains......    (0.90)       (0.60)         --
  ----                    -----        -----
   Total Dividends and
         Distributions    (0.93)       (0.62)         --
  ----                    -----        -----
Net Asset Value, End
 of Period............   $15.43       $15.91      $13.95
                         ======       ======      ======
Total Return..........     2.44%/(c)/  19.14%      39.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,648       $3,196        $194
 Ratio of Expenses to
  Average Net Assets..     1.27%/(d)/   1.26%       1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.27%/(e)/  1.26%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.18%/(d)/   0.17%       0.46%/(d)/
 Portfolio Turnover
  Rate................     18.5%/(d)/   46.7%       67.2%/(d)/

                          2005/(B)/     2004       2003/(F)/
                          ----          ----       ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $15.90       $13.94      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01        (0.01)       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42         2.58        3.91
                           ----         ----        ----
 Total From Investment
            Operations     0.43         2.57        3.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.01)         --
 Distributions from
  Realized Gains......    (0.90)       (0.60)         --
                          -----        -----          --
   Total Dividends and
         Distributions    (0.93)       (0.61)         --
                          -----        -----          --
Net Asset Value, End
 of Period............   $15.40       $15.90      $13.94
                         ======       ======      ======
Total Return..........     2.30%/(c)/  19.02%      39.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,122         $909        $141
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/   1.38%       1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.38%/(e)/  1.38%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(d)/  (0.04)%      0.34%/(d)/
 Portfolio Turnover
  Rate................     18.5%/(d)/   46.7%       67.2%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.33        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.27          0.35
                          ----          ----
 Total From Investment
            Operations    0.23          0.33
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)           --
  ----                   -----
   Total Dividends and
         Distributions   (0.04)           --
  ----                   -----
Net Asset Value, End
 of Period............  $10.52        $10.33
                        ======        ======
Total Return..........    2.19%/(c)/    3.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,560           $10
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.67)%/(d)/  (0.58)%/(d)/
 Portfolio Turnover
  Rate................    47.3%/(d)/     4.8%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.32        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25          0.35
                          ----          ----
 Total From Investment
            Operations    0.21          0.32
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)           --
  ----                   -----
   Total Dividends and
         Distributions   (0.04)           --
  ----                   -----
Net Asset Value, End
 of Period............  $10.49        $10.32
                        ======        ======
Total Return..........    1.99%/(c)/    3.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $382           $10
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.70)%/(d)/  (0.75)%/(d)/
 Portfolio Turnover
  Rate................    47.3%/(d)/     4.8%/(d)/

                         2005/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.17
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)
                         -----
   Total Dividends and
         Distributions   (0.04)
                         -----
Net Asset Value, End
 of Period............  $10.53
                        ======
Total Return..........    1.59%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.77)%/(d)/
 Portfolio Turnover
  Rate................    47.3%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.34        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25          0.35
                          ----          ----
 Total From Investment
            Operations    0.24          0.34
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)           --
  ----                   -----
   Total Dividends and
         Distributions   (0.04)           --
  ----                   -----
Net Asset Value, End
 of Period............  $10.54        $10.34
                        ======        ======
Total Return..........    2.30%/(c)/    3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $14           $11
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.18)%/(d)/  (0.26)%/(d)/
 Portfolio Turnover
  Rate................    47.3%/(d)/     4.8%/(d)/

                         2005/(B)/     2004/(E)/
                         ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.34        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25          0.36
                          ----          ----
 Total From Investment
            Operations    0.23          0.34
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.04)           --
  ----                   -----
   Total Dividends and
         Distributions   (0.04)           --
  ----                   -----
Net Asset Value, End
 of Period............  $10.53        $10.34
                        ======        ======
Total Return..........    2.19%/(c)/    3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11           $10
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.28)%/(d)/  (0.40)%/(d)/
 Portfolio Turnover
  Rate................    47.3%/(d)/     4.8%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/   2004/(E)/
                         ----        ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.31      $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.29        0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)       0.25
                         -----        ----
 Total From Investment
            Operations    0.11        0.51

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.67)         --
   ----
   Total Dividends and
         Distributions   (0.67)         --
   ----                  -----
Net Asset Value, End
 of Period............  $10.75      $11.31
                        ======      ======
Total Return..........    0.93%/(c)/  4.72%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/  1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.25%/(d)/  5.55%/(d)/
 Portfolio Turnover
  Rate................    16.8%/(d)/  14.0%/(d)/

                         2005/(B)/   2004/(E)/
                         ----        ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.30      $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.28        0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)       0.25
                         -----        ----
 Total From Investment
            Operations    0.10        0.50

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.66)         --
   ----
   Total Dividends and
         Distributions   (0.66)         --
   ----                  -----
Net Asset Value, End
 of Period............  $10.74      $11.30
                        ======      ======
Total Return..........    0.87%/(c)/  4.63%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/  1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.07%/(d)/  5.36%/(d)/
 Portfolio Turnover
  Rate................    16.8%/(d)/  14.0%/(d)/

                         2005/(B)/
                         ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)
                         -----
 Total From Investment
            Operations    0.09

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.66)
   ----
   Total Dividends and
         Distributions   (0.66)
                         -----
Net Asset Value, End
 of Period............  $10.77
                        ======
Total Return..........    0.74%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.63%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.91%/(d)/
 Portfolio Turnover
  Rate................    16.8%/(d)/

                         2005/(B)/   2004/(E)/
                         ----        ----
PREFERRED SECURITIES FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.32      $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.30        0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)       0.25
                         -----        ----
 Total From Investment
            Operations    0.14        0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.68)         --
   ----
   Total Dividends and
         Distributions   (0.68)         --
   ----                  -----
Net Asset Value, End
 of Period............  $10.78      $11.32
                        ======      ======
Total Return..........    1.22%/(c)/  4.81%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $11
 Ratio of Expenses to
  Average Net Assets..    1.01%/(d)/  1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.58%/(d)/  5.86%/(d)/
 Portfolio Turnover
  Rate................    16.8%/(d)/  14.0%/(d)/

                         2005/(B)/   2004/(E)/
                         ----        ----
PREFERRED SECURITIES FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.32      $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.30        0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)       0.25
                         -----        ----
 Total From Investment
            Operations    0.12        0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.67)         --
   ----
   Total Dividends and
         Distributions   (0.67)         --
   ----                  -----
Net Asset Value, End
 of Period............  $10.77      $11.32
                        ======      ======
Total Return..........    1.09%/(c)/  4.81%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $11
 Ratio of Expenses to
  Average Net Assets..    1.13%/(d)/  1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.43%/(d)/  5.73%/(d)/
 Portfolio Turnover
  Rate................    16.8%/(d)/  14.0%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended June 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.56       $10.59    $9.36    $9.83    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19         0.11     0.09    (0.04)     0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17         0.97     1.24    (0.33)    (0.35)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.36         1.08     1.33    (0.37)    (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.11)   (0.10)   (0.10)       --

 Distributions from
  Realized Gains......    (0.10)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.34)       (0.11)   (0.10)   (0.10)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.58       $11.56   $10.59    $9.36     $9.83
                         ======       ======   ======    =====     =====
Total Return..........     3.13%/(e)/  10.29%   14.39%   (3.81)%   (1.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,207      $10,270   $3,674   $2,462       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(f)/   0.69%    0.69%    0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.24%/(f)/   1.02%    0.96%    2.22%     2.71%/(f)/
 Portfolio Turnover
  Rate................     14.8%/(f)/   34.3%    47.8%    17.6%      2.2%/(f)/

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.55       $10.58    $9.35    $9.82    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.09     0.04     0.19      0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17         0.97     1.28    (0.58)    (0.35)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.35         1.06     1.32    (0.39)    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.09)   (0.09)   (0.08)       --

 Distributions from
  Realized Gains......    (0.10)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.34)       (0.09)   (0.09)   (0.08)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.56       $11.55   $10.58    $9.35     $9.82
                         ======       ======   ======    =====     =====
Total Return..........     3.03%/(e)/  10.10%   14.20%   (3.98)%   (1.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,594       $8,554   $1,683      $11       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(f)/   0.87%    0.87%    0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.12%/(f)/   0.80%    0.35%    2.50%     2.52%/(f)/
 Portfolio Turnover
  Rate................     14.8%/(f)/   34.3%    47.8%    17.6%      2.2%/(f)/

                          2005/(D)/
                          ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.62
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11
                           ----
 Total From Investment
            Operations     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)

 Distributions from
  Realized Gains......    (0.10)
   ----
   Total Dividends and
         Distributions    (0.34)
                          -----
Net Asset Value, End
 of Period............   $11.61
                         ======
Total Return..........     2.83%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $69
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.90%/(f)/
 Portfolio Turnover
  Rate................     14.8%/(f)/

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.58       $10.61    $9.38    $9.85    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.22         0.14     0.11    (0.03)     0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16         0.98     1.25    (0.31)    (0.35)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.38         1.12     1.36    (0.34)    (0.15)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.15)   (0.13)   (0.13)       --

 Distributions from
  Realized Gains......    (0.10)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.34)       (0.15)   (0.13)   (0.13)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.62       $11.58   $10.61    $9.38     $9.85
                         ======       ======   ======    =====     =====
Total Return..........     3.33%/(e)/  10.61%   14.73%   (3.50)%   (1.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,890       $5,551   $1,224     $334       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(f)/   0.38%    0.38%    0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.84%/(f)/   1.22%    1.14%    2.93%     3.02%/(f)/
 Portfolio Turnover
  Rate................     14.8%/(f)/   34.3%    47.8%    17.6%      2.2%/(f)/

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.57       $10.60    $9.37    $9.84    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.10     0.12     0.28      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20         1.00     1.23    (0.63)    (0.35)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.37         1.10     1.35    (0.35)    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.13)   (0.12)   (0.12)       --

 Distributions from
  Realized Gains......    (0.10)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.34)       (0.13)   (0.12)   (0.12)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.60       $11.57   $10.60    $9.37     $9.84
                         ======       ======   ======    =====     =====
Total Return..........     3.23%/(e)/  10.49%   14.60%   (3.63)%   (1.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,311       $1,501      $11       $9        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(f)/   0.50%    0.50%    0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.89%/(f)/   0.89%    1.18%    2.89%     2.88%/(f)/
 Portfolio Turnover
  Rate................     14.8%/(f)/   34.3%    47.8%    17.6%      2.2%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.46       $10.52    $9.11    $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.11     0.07    (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26         0.96     1.42    (0.48)    (0.45)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.44         1.07     1.49    (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)       (0.13)   (0.08)   (0.08)       --
                                                                      --
 Distributions from
  Realized Gains......    (0.09)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.32)       (0.13)   (0.08)   (0.08)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.58       $11.46   $10.52    $9.11     $9.69
                         ======       ======   ======    =====     =====
Total Return..........     3.81%/(e)/  10.24%   16.52%   (5.22)%   (3.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,817      $12,657   $4,106   $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(f)/   0.69%    0.69%    0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.13%/(f)/   0.95%    0.75%    1.76%     2.14%/(f)/
 Portfolio Turnover
  Rate................      4.3%/(f)/   27.0%    41.1%    12.3%      4.0%/(f)/

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.44       $10.50    $9.10    $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.06     0.03     0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         0.99     1.44    (0.53)    (0.45)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.43         1.05     1.47    (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)       (0.11)   (0.07)   (0.06)       --
                                                                      --
 Distributions from
  Realized Gains......    (0.09)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.32)       (0.11)   (0.07)   (0.06)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.55       $11.44   $10.50    $9.10     $9.68
                         ======       ======   ======    =====     =====
Total Return..........     3.71%/(e)/  10.06%   16.22%   (5.40)%   (3.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,068      $12,193   $1,986      $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(f)/   0.87%    0.87%    0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.07%/(f)/   0.51%    0.29%    1.76%     1.94%/(f)/
 Portfolio Turnover
  Rate................      4.3%/(f)/   27.0%    41.1%    12.3%      4.0%/(f)/

                          2005/(D)/
                          ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29
                           ----
 Total From Investment
            Operations     0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)

 Distributions from
  Realized Gains......    (0.09)
   ----
   Total Dividends and
         Distributions    (0.32)
                          -----
Net Asset Value, End
 of Period............   $11.61
                         ======
Total Return..........     3.59%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $947
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.23%/(f)/
 Portfolio Turnover
  Rate................      4.3%/(f)/

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.47       $10.53    $9.13    $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20         0.16     0.09    (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27         0.94     1.42    (0.45)    (0.45)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.47         1.10     1.51    (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.16)   (0.11)   (0.11)       --
                                                                      --
 Distributions from
  Realized Gains......    (0.09)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.33)       (0.16)   (0.11)   (0.11)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.61       $11.47   $10.53    $9.13     $9.71
                         ======       ======   ======    =====     =====
Total Return..........     4.01%/(e)/  10.58%   16.73%   (4.91)%   (2.90)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,287       $8,498   $2,804     $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(f)/   0.38%    0.38%    0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.47%/(f)/   1.41%    0.97%    2.27%     2.44%/(f)/
 Portfolio Turnover
  Rate................      4.3%/(f)/   27.0%    41.1%    12.3%      4.0%/(f)/

                          2005/(D)/     2004     2003     2002     2001/(G)/
                          ----          ----     ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.46       $10.53    $9.12    $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.06     0.10     0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34         1.02     1.41    (0.72)    (0.45)
                           ----         ----     ----    -----     -----
 Total From Investment
            Operations     0.46         1.08     1.51    (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.15)   (0.10)   (0.10)       --
                                                                      --
 Distributions from
  Realized Gains......    (0.09)          --       --       --        --
 ------
   Total Dividends and
         Distributions    (0.33)       (0.15)   (0.10)   (0.10)       --
 ----                     -----        -----    -----    -----
Net Asset Value, End
 of Period............   $11.59       $11.46   $10.53    $9.12     $9.70
                         ======       ======   ======    =====     =====
Total Return..........     3.92%/(e)/  10.35%   16.73%   (5.04)%   (3.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,663       $1,529      $11       $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(f)/   0.50%    0.50%    0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.17%/(f)/   0.54%    1.02%    2.50%     2.31%/(f)/
 Portfolio Turnover
  Rate................      4.3%/(f)/   27.0%    41.1%    12.3%      4.0%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004     2003        2002     2001/(I)/
                          ----          ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.18       $10.22    $8.74       $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.08     0.04          --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31         0.97     1.49       (0.66)    (0.62)
                           ----         ----     ----       -----     -----
 Total From Investment
            Operations     0.46         1.05     1.53       (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.09)   (0.05)      (0.09)       --
 Distributions from
  Realized Gains......    (0.08)          --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)       (0.09)   (0.05)      (0.09)       --
 ----                     -----        -----    -----       -----
Net Asset Value, End
 of Period............   $11.35       $11.18   $10.22       $8.74     $9.49
                         ======       ======   ======       =====     =====
Total Return..........     4.08%/(e)/  10.33%   17.61%      (7.09)%   (5.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,118       $6,081   $1,781        $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(f)/   0.69%    0.69%       0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.69%/(f)/   0.70%    0.43%       1.35%     1.65%/(f)/
 Portfolio Turnover
  Rate................      9.0%/(f)/   30.7%    52.4%/(g)/  19.9%     60.2%/(f)/

                          2005/(D)/     2004     2003        2002     2001/(I)/
                          ----          ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.15       $10.19    $8.73       $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.05    (0.01)       0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29         0.98     1.51       (0.79)    (0.62)
                           ----         ----     ----       -----     -----
 Total From Investment
            Operations     0.45         1.03     1.50       (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.07)   (0.04)      (0.07)       --
 Distributions from
  Realized Gains......    (0.08)          --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)       (0.07)   (0.04)      (0.07)       --
 ----                     -----        -----    -----       -----
Net Asset Value, End
 of Period............   $11.31       $11.15   $10.19       $8.73     $9.48
                         ======       ======   ======       =====     =====
Total Return..........     3.98%/(e)/  10.16%   17.20%      (7.26)%   (5.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,308      $10,544   $2,905         $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(f)/   0.87%    0.87%       0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.77%/(f)/   0.45%   (0.07)%      1.64%     1.45%/(f)/
 Portfolio Turnover
  Rate................      9.0%/(f)/   30.7%    52.4%/(g)/  19.9%     60.2%/(f)/

                          2005/(D)/
                          ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22
                           ----
 Total From Investment
            Operations     0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)
 Distributions from
  Realized Gains......    (0.08)
                          -----
   Total Dividends and
         Distributions    (0.28)
                          -----
Net Asset Value, End
 of Period............   $11.33
                         ======
Total Return..........     3.78%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $166
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.62%/(f)/
 Portfolio Turnover
  Rate................      9.0%/(f)/

                          2005/(D)/     2004     2003        2002     2001/(I)/
                          ----          ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.18       $10.21    $8.75       $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.13     0.06        0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31         0.96     1.48       (0.66)    (0.62)
                           ----         ----     ----       -----     -----
 Total From Investment
            Operations     0.48         1.09     1.54       (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.12)   (0.08)      (0.12)       --
 Distributions from
  Realized Gains......    (0.08)          --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)       (0.12)   (0.08)      (0.12)       --
 ----                     -----        -----    -----       -----
Net Asset Value, End
 of Period............   $11.37       $11.18   $10.21       $8.75     $9.51
                         ======       ======   ======       =====     =====
Total Return..........     4.29%/(e)/  10.78%   17.81%      (6.89)%   (4.90)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,913       $7,855   $4,020        $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(f)/   0.38%    0.38%       0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.04%/(f)/   1.19%    0.66%       1.59%     1.95%/(f)/
 Portfolio Turnover
  Rate................      9.0%/(f)/   30.7%    52.4%/(g)/  19.9%     60.2%/(f)/

                          2005/(D)/     2004     2003        2002     2001/(I)/
                          ----          ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.38       $10.40    $8.75       $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.03     0.04        0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32         1.06     1.68       (0.84)    (0.62)
                           ----         ----     ----       -----     -----
 Total From Investment
            Operations     0.48         1.09     1.72       (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.11)   (0.07)      (0.11)       --
 Distributions from
  Realized Gains......    (0.08)          --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)       (0.11)   (0.07)      (0.11)       --
 ----                     -----        -----    -----       -----
Net Asset Value, End
 of Period............   $11.57       $11.38   $10.40       $8.75     $9.50
                         ======       ======   ======       =====     =====
Total Return..........     4.20%/(e)/  10.55%   19.77%/(h)/ (6.91)%   (5.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,940       $7,352      $15          $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(f)/   0.50%    0.50%       0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.75%/(f)/   0.25%    0.21%       2.09%     1.82%/(f)/
 Portfolio Turnover
  Rate................      9.0%/(f)/   30.7%    52.4%/(g)/  19.9%     60.2%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(h) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(D)/    2004      2003     2002     2001/(G)/
                         ----         ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.13      $10.18     $8.65    $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.16        0.02      0.01     0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.33        1.02      1.56    (0.85)    (0.53)
                          ----        ----      ----    -----     -----
 Total From Investment
            Operations    0.49        1.04      1.57    (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.19)      (0.09)    (0.04)   (0.07)       --
 Distributions from
  Realized Gains......   (0.08)         --        --    (0.01)       --
 ------                  -----                          -----
   Total Dividends and
         Distributions   (0.27)      (0.09)    (0.04)   (0.08)       --
 ----                    -----       -----     -----    -----
Net Asset Value, End
 of Period............  $11.35      $11.13    $10.18    $8.65     $9.54
                        ======      ======    ======    =====     =====
Total Return..........    4.30%/(e)/ 10.25%    18.33%   (8.57)%   (4.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,904      $8,117      $327      $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.69%/(f)/  0.69%     0.69%    0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.70%/(f)/  0.17%     0.07%    1.14%     1.02%/(f)/
 Portfolio Turnover
  Rate................    14.0%/(f)/  40.0%     46.0%    19.6%    316.2%/(f)/

                         2005/(D)/    2004      2003     2002     2001/(G)/
                         ----         ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.13      $10.18     $8.64    $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.14       (0.01)    (0.01)    0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.34        1.03      1.58    (0.85)    (0.52)
                          ----        ----      ----    -----     -----
 Total From Investment
            Operations    0.48        1.02      1.57    (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.18)      (0.07)    (0.03)   (0.06)       --
 Distributions from
  Realized Gains......   (0.08)         --        --    (0.01)       --
 ------                  -----                          -----
   Total Dividends and
         Distributions   (0.26)      (0.07)    (0.03)   (0.07)       --
 ----                    -----       -----     -----    -----
Net Asset Value, End
 of Period............  $11.35      $11.13    $10.18    $8.64     $9.53
                        ======      ======    ======    =====     =====
Total Return..........    4.28%/(e)/ 10.05%    18.25%   (8.74)%   (4.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,483      $4,436      $405      $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.87%/(f)/  0.87%     0.87%    0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.44%/(f)/ (0.11)%   (0.09)%   0.98%     0.83%/(f)/
 Portfolio Turnover
  Rate................    14.0%/(f)/  40.0%     46.0%    19.6%    316.2%/(f)/

                         2005/(D)/
                         ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............    0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.18)
 Distributions from
  Realized Gains......   (0.08)
                         -----
   Total Dividends and
         Distributions   (0.26)
                         -----
Net Asset Value, End
 of Period............  $11.37
                        ======
Total Return..........    3.98%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $46
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.24%/(f)/
 Portfolio Turnover
  Rate................    14.0%/(f)/

                         2005/(D)/    2004      2003     2002     2001/(G)/
                         ----         ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.15      $10.21     $8.67    $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.15        0.10      0.04     0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37        0.96      1.57    (0.81)    (0.53)
                          ----        ----      ----    -----     -----
 Total From Investment
            Operations    0.52        1.06      1.61    (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.19)      (0.12)    (0.07)   (0.11)       --
 Distributions from
  Realized Gains......   (0.08)         --        --    (0.01)       --
 ------                  -----                          -----
   Total Dividends and
         Distributions   (0.27)      (0.12)    (0.07)   (0.12)       --
 ----                    -----       -----     -----    -----
Net Asset Value, End
 of Period............  $11.40      $11.15    $10.21    $8.67     $9.56
                        ======      ======    ======    =====     =====
Total Return..........    4.59%/(e)/ 10.46%    18.76%   (8.26)%   (4.40)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,122      $1,642      $927     $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.38%/(f)/  0.38%     0.38%    0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.59%/(f)/  0.94%     0.39%    1.16%     1.33%/(f)/
 Portfolio Turnover
  Rate................    14.0%/(f)/  40.0%     46.0%    19.6%    316.2%/(f)/

                         2005/(D)/    2004      2003     2002     2001/(G)/
                         ----         ----      ----     ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.13      $10.19     $8.65    $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.10        0.02      0.05     0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40        1.03      1.55    (0.95)    (0.53)
                          ----        ----      ----    -----     -----
 Total From Investment
            Operations    0.50        1.05      1.60    (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.19)      (0.11)    (0.06)   (0.10)       --
 Distributions from
  Realized Gains......   (0.08)         --        --    (0.01)       --
 ------                  -----                          -----
   Total Dividends and
         Distributions   (0.27)      (0.11)    (0.06)   (0.11)       --
 ----                    -----       -----     -----    -----
Net Asset Value, End
 of Period............  $11.36      $11.13    $10.19    $8.65     $9.55
                        ======      ======    ======    =====     =====
Total Return..........    4.41%/(e)/ 10.35%    18.66%   (8.49)%   (4.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,428        $256       $10       $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.50%/(f)/  0.50%     0.50%    0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.72%/(f)/  0.15%     0.56%    1.67%     1.20%/(f)/
 Portfolio Turnover
  Rate................    14.0%/(f)/  40.0%     46.0%    19.6%    316.2%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(D)/    2004     2003      2002     2001/(G)/
                         ----         ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.64       $9.71    $8.13     $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13        0.01    (0.01)     0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.36        0.97     1.61     (1.09)    (0.83)
                          ----        ----     ----     -----     -----
 Total From Investment
            Operations    0.49        0.98     1.60     (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)      (0.05)   (0.02)    (0.08)       --
 Distributions from
  Realized Gains......   (0.07)         --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.23)      (0.05)   (0.02)    (0.08)       --
 ----                    -----       -----    -----     -----
Net Asset Value, End
 of Period............  $10.90      $10.64    $9.71     $8.13     $9.20
                        ======      ======    =====     =====     =====
Total Return..........    4.60%/(e)/ 10.17%   19.75%   (10.88)%   (8.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,230      $1,508      $92        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.69%/(f)/  0.69%    0.69%     0.69%     0.69%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.37%/(f)/  0.12%   (0.06)%    1.11%     0.51%/(f)/
 Portfolio Turnover
  Rate................     9.9%/(f)/  44.9%    45.7%     25.4%     59.0%/(f)/

                         2005/(D)/    2004     2003      2002     2001/(G)/
                         ----         ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.63       $9.70    $8.12     $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.12       (0.06)   (0.04)     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.36        1.03     1.63     (1.06)    (0.83)
                          ----        ----     ----     -----     -----
 Total From Investment
            Operations    0.48        0.97     1.59     (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)      (0.04)   (0.01)    (0.07)       --
 Distributions from
  Realized Gains......   (0.07)         --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.23)      (0.04)   (0.01)    (0.07)       --
 ----                    -----       -----    -----     -----
Net Asset Value, End
 of Period............  $10.88      $10.63    $9.70     $8.12     $9.19
                        ======      ======    =====     =====     =====
Total Return..........    4.49%/(e)/  9.99%   19.55%   (11.05)%   (8.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,942      $3,539     $113       $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.87%/(f)/  0.87%    0.87%     0.87%     0.87%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.27%/(f)/ (0.53)%  (0.37)%    0.70%     0.32%/(f)/
 Portfolio Turnover
  Rate................     9.9%/(f)/  44.9%    45.7%     25.4%     59.0%/(f)/

                         2005/(D)/
                         ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.68
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)
 Distributions from
  Realized Gains......   (0.07)
                         -----
   Total Dividends and
         Distributions   (0.23)
                         -----
Net Asset Value, End
 of Period............  $10.90
                        ======
Total Return..........    4.18%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $91
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.21%/(f)/
 Portfolio Turnover
  Rate................     9.9%/(f)/
                         2005/(D)/    2004     2003      2002     2001/(G)/
                         ----         ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.66       $9.73    $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.16        0.09       --      0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35        0.93     1.64     (1.05)    (0.83)
                          ----        ----     ----     -----     -----
 Total From Investment
            Operations    0.51        1.02     1.64     (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)      (0.09)   (0.05)    (0.11)       --
 Distributions from
  Realized Gains......   (0.07)         --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.24)      (0.09)   (0.05)    (0.11)       --
 ----                    -----       -----    -----     -----
Net Asset Value, End
 of Period............  $10.93      $10.66    $9.73     $8.14     $9.22
                        ======      ======    =====     =====     =====
Total Return..........    4.71%/(e)/ 10.49%   20.22%   (10.69)%   (7.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,919        $931     $810       $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.38%/(f)/  0.38%    0.38%     0.38%     0.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.86%/(f)/  0.83%   (0.02)%    1.12%     0.82%/(f)/
 Portfolio Turnover
  Rate................     9.9%/(f)/  44.9%    45.7%     25.4%     59.0%/(f)/

                         2005/(D)/    2004     2003      2002     2001/(G)/
                         ----         ----     ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.65       $9.72    $8.13     $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05        0.01     0.02      0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.46        0.99     1.61     (1.10)    (0.84)
                          ----        ----     ----     -----     -----
 Total From Investment
            Operations    0.51        1.00     1.63     (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)      (0.07)   (0.04)    (0.10)       --
 Distributions from
  Realized Gains......   (0.07)         --       --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.24)      (0.07)   (0.04)    (0.10)       --
 ----                    -----       -----    -----     -----
Net Asset Value, End
 of Period............  $10.92      $10.65    $9.72     $8.13     $9.21
                        ======      ======    =====     =====     =====
Total Return..........    4.71%/(e)/ 10.37%   20.10%   (10.81)%   (7.90)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $796        $112      $10        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.50%/(f)/  0.50%    0.50%     0.50%     0.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.99%/(f)/  0.09%    0.28%     1.30%     0.69%/(f)/
 Portfolio Turnover
  Rate................     9.9%/(f)/  44.9%    45.7%     25.4%     59.0%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):




                          2005/(C)/    2004     2003     2002     2001/(F)/
                          ----         ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.68      $10.73    $9.68    $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15        0.15     0.12    (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16        0.94     1.02    (0.15)    (0.22)
                           ----        ----     ----    -----     -----
 Total From Investment
            Operations     0.31        1.09     1.14    (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)      (0.14)   (0.08)   (0.12)       --
 Distributions from
  Realized Gains......    (0.13)         --    (0.01)      --        --
 ------                   -----                -----
   Total Dividends and
         Distributions    (0.37)      (0.14)   (0.09)   (0.12)       --
 ----                     -----       -----    -----    -----
Net Asset Value, End
 of Period............   $11.62      $11.68   $10.73    $9.68     $9.99
                         ======      ======   ======    =====     =====
Total Return..........     2.59%/(d)/ 10.24%   11.81%   (1.93)%   (0.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,181      $2,352   $1,068     $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(e)/  0.69%    0.69%    0.69%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.70%/(e)/  1.33%    1.04%    2.28%     3.11%/(e)/
 Portfolio Turnover
  Rate................     50.3%/(e)/  34.1%    43.9%    46.2%    103.3%/(e)/

                          2005/(C)/    2004     2003     2002     2001/(F)/
                          ----         ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.69      $10.72    $9.67    $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17        0.09     0.06     0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13        1.00     1.06    (0.37)    (0.22)
                           ----        ----     ----    -----     -----
 Total From Investment
            Operations     0.30        1.09     1.12    (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)      (0.12)   (0.06)   (0.10)       --
 Distributions from
  Realized Gains......    (0.13)         --    (0.01)      --        --
 ------                   -----                -----
   Total Dividends and
         Distributions    (0.37)      (0.12)   (0.07)   (0.10)       --
 ----                     -----       -----    -----    -----
Net Asset Value, End
 of Period............   $11.62      $11.69   $10.72    $9.67     $9.98
                         ======      ======   ======    =====     =====
Total Return..........     2.49%/(d)/ 10.23%   11.63%   (2.11)%   (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,163      $1,686     $242      $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(e)/  0.87%    0.87%    0.87%     0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.95%/(e)/  0.82%    0.56%    2.55%     2.91%/(e)/
 Portfolio Turnover
  Rate................     50.3%/(e)/  34.1%    43.9%    46.2%    103.3%/(e)/

                          2005/(C)/
                          ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(g)/ ..............     0.29
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.02)
                          -----
 Total From Investment
            Operations     0.27
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)
 Distributions from
  Realized Gains......    (0.13)
                          -----
   Total Dividends and
         Distributions    (0.36)
                          -----
Net Asset Value, End
 of Period............   $11.66
                         ======
Total Return..........     2.29%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $83
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.14%/(e)/
 Portfolio Turnover
  Rate................     50.3%/(e)/

                          2005/(C)/    2004     2003     2002     2001/(F)/
                          ----         ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.72      $10.76    $9.70   $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.21        0.19     0.12    (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.12        0.94     1.06    (0.13)    (0.22)
                           ----        ----     ----    -----     -----
 Total From Investment
            Operations     0.33        1.13     1.18    (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)      (0.17)   (0.11)   (0.15)       --
 Distributions from
  Realized Gains......    (0.13)         --    (0.01)      --        --
 ------                   -----                -----
   Total Dividends and
         Distributions    (0.37)      (0.17)   (0.12)   (0.15)       --
 ----                     -----       -----    -----    -----
Net Asset Value, End
 of Period............   $11.68      $11.72   $10.76    $9.70    $10.01
                         ======      ======   ======    =====    ======
Total Return..........     2.79%/(d)/ 10.64%   12.25%   (1.63)%    0.10%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,689      $2,312   $1,170     $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(e)/  0.38%    0.38%    0.38%     0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.56%/(e)/  1.69%    1.07%    3.11%     3.42%/(e)/
 Portfolio Turnover
  Rate................     50.3%/(e)/  34.1%    43.9%    46.2%    103.3%/(e)/

                          2005/(C)/    2004     2003     2002     2001/(F)/
                          ----         ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.69      $10.74    $9.69   $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.21        0.13     0.14     0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11        0.98     1.02    (0.47)    (0.22)
                           ----        ----     ----    -----     -----
 Total From Investment
            Operations     0.32        1.11     1.16    (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)      (0.16)   (0.10)   (0.14)       --
 Distributions from
  Realized Gains......    (0.13)         --    (0.01)      --        --
 ------                   -----                -----
   Total Dividends and
         Distributions    (0.37)      (0.16)   (0.11)   (0.14)       --
 ----                     -----       -----    -----    -----
Net Asset Value, End
 of Period............   $11.64      $11.69   $10.74    $9.69    $10.00
                         ======      ======   ======    =====    ======
Total Return..........     2.69%/(d)/ 10.44%   12.02%   (1.75)%    0.00%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,578        $479      $11      $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(e)/  0.50%    0.50%    0.50%     0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.59%/(e)/  1.11%    1.27%    3.03%     3.28%/(e)/
 Portfolio Turnover
  Rate................     50.3%/(e)/  34.1%    43.9%    46.2%    103.3%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(g) /Calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004         2003     2002    2001/(F)/
                          ----          ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $18.30       $14.46       $11.09   $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.29         0.43     0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.40         4.00         3.22     0.79    (0.05)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     1.55         4.29         3.65     1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.34)       (0.31)       (0.28)   (0.34)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.39)       (0.45)       (0.28)   (0.34)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $18.46       $18.30       $14.46   $11.09   $10.41
                         ======       ======       ======   ======   ======
Total Return..........     8.50%/(c)/  30.40%       33.61%    9.94%    3.95%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,025      $24,621       $7,552   $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..     1.42%/(d)/   1.42%        1.42%    1.42%    1.42%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.42%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.65%/(d)/   1.83%        3.41%    3.35%    4.33%/(d)/
 Portfolio Turnover
  Rate................     31.9%/(d)/   67.9%        35.4%    46.3%    77.5%/(d)/

                          2005/(B)/     2004         2003     2002    2001/(F)/
                          ----          ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $18.15       $14.34       $11.00   $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13         0.28         0.42     0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.39         3.95         3.18     0.44    (0.04)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     1.52         4.23         3.60     0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.33)       (0.28)       (0.26)   (0.32)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.38)       (0.42)       (0.26)   (0.32)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $18.29       $18.15       $14.34   $11.00   $10.40
                         ======       ======       ======   ======   ======
Total Return..........     8.39%/(c)/  30.21%       33.38%    8.96%    3.85%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,901      $12,660       $4,603   $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..     1.60%/(d)/   1.60%        1.60%    1.60%    1.60%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.60%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.46%/(d)/   1.78%        3.28%    3.17%    4.16%/(d)/
 Portfolio Turnover
  Rate................     31.9%/(d)/   67.9%        35.4%    46.3%    77.5%/(d)/

                          2005/(B)/
                          ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $18.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(g)/ ..............     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.22
                           ----
 Total From Investment
            Operations     1.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.32)
 Distributions from
  Realized Gains......    (1.05)
                          -----
   Total Dividends and
         Distributions    (1.37)
                          -----
Net Asset Value, End
 of Period............   $18.60
                         ======
Total Return..........     7.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $48
 Ratio of Expenses to
  Average Net Assets..     1.73%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.27%/(d)/
 Portfolio Turnover
  Rate................     31.9%/(d)/

                          2005/(B)/     2004         2003     2002    2001/(F)/
                          ----          ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $18.21       $14.39       $11.03   $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.36         0.46     0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.40         3.96         3.21     0.75    (0.17)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     1.57         4.32         3.67     0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.36)       (0.36)       (0.31)   (0.38)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.41)       (0.50)       (0.31)   (0.38)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $18.37       $18.21       $14.39   $11.03   $10.43
                         ======       ======       ======   ======   ======
Total Return..........     8.66%/(c)/  30.82%       34.12%    9.47%    4.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,111      $30,865      $19,221   $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..     1.11%/(d)/   1.10%        1.11%    1.11%    1.11%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.11%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.92%/(d)/   2.28%        3.69%    3.42%    4.79%/(d)/
 Portfolio Turnover
  Rate................     31.9%/(d)/   67.9%        35.4%    46.3%    77.5%/(d)/

                          2005/(B)/     2004         2003     2002    2001/(F)/
                          ----          ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $18.21       $14.38       $11.04   $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.33         0.41     0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.39         3.98         3.23     0.37    (0.04)
                           ----         ----         ----     ----    -----
 Total From Investment
            Operations     1.55         4.31         3.64     0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)       (0.34)       (0.30)   (0.36)   (0.09)
 Distributions from
  Realized Gains......    (1.05)       (0.14)          --       --       --
 -----                    -----        -----
   Total Dividends and
         Distributions    (1.40)       (0.48)       (0.30)   (0.36)   (0.09)
                          -----        -----        -----    -----    -----
Net Asset Value, End
 of Period............   $18.36       $18.21       $14.38   $11.04   $10.43
                         ======       ======       ======   ======   ======
Total Return..........     8.56%/(c)/  30.75%       33.74%    9.44%    4.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,394       $1,395         $264     $850   $1,304
 Ratio of Expenses to
  Average Net Assets..     1.23%/(d)/   1.23%        1.23%    1.22%    1.23%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.23%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.81%/(d)/   2.05%        3.53%    3.55%    4.52%/(d)/
 Portfolio Turnover
  Rate................     31.9%/(d)/   67.9%        35.4%    46.3%    77.5%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(g) /Calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/      2004     2003     2002    2001/(F)/
                         ----           ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.28        $10.39   $10.40   $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13          0.24     0.29     0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)        (0.05)    0.02    (0.15)    0.49
                         -----         -----     ----    -----     ----
 Total From Investment
            Operations      --          0.19     0.31     0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)        (0.26)   (0.32)   (0.40)   (0.50)
 Distributions from
  Realized Gains......      --         (0.04)      --    (0.11)      --
 -----                                 -----             -----
   Total Dividends and
         Distributions   (0.14)        (0.30)   (0.32)   (0.51)   (0.50)
                         -----         -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.14        $10.28   $10.39   $10.40   $10.53
                        ======        ======   ======   ======   ======
Total Return..........    0.01%/(d)/    1.87%    3.02%    3.91%    9.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,489          $959     $809     $446   $2,631
 Ratio of Expenses to
  Average Net Assets..    1.11%/(e)/    0.97%    0.97%    0.97%    0.97%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.97%/(e)/      --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.54%/(e)/    2.29%    2.89%    4.17%    5.28%/(e)/
 Portfolio Turnover
  Rate................    71.9%/(e)/    61.5%    72.3%   105.8%    68.4%/(e)/

                         2005/(C)/      2004     2003     2002    2001/(F)/
                         ----           ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.20        $10.36   $10.38   $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.12          0.23     0.28     1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)        (0.10)      --    (1.52)    0.47
  ----                   -----         -----             -----     ----
 Total From Investment
            Operations   (0.01)         0.13     0.28     0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)        (0.25)   (0.30)   (0.39)   (0.48)
 Distributions from
  Realized Gains......      --         (0.04)      --    (0.11)      --
 -----                                 -----             -----
   Total Dividends and
         Distributions   (0.13)        (0.29)   (0.30)   (0.50)   (0.48)
                         -----         -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.06        $10.20   $10.36   $10.38   $10.51
                        ======        ======   ======   ======   ======
Total Return..........   (0.08)%/(d)/   1.20%    2.75%    3.72%    9.61%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $120           $89     $292      $40   $2,631
 Ratio of Expenses to
  Average Net Assets..    1.29%/(e)/    1.15%    1.15%    1.15%    1.15%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    1.15%/(e)/      --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.32%/(e)/    2.18%    2.60%    4.07%    5.11%/(e)/
 Portfolio Turnover
  Rate................    71.9%/(e)/    61.5%    72.3%   105.8%    68.4%/(e)/

                         2005/(C)/
                         ----
SHORT-TERM BOND FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(g)/ ..............    0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.11)
                         -----
 Total From Investment
            Operations   (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.12)
  ----
   Total Dividends and
         Distributions   (0.12)
                         -----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return..........   (0.05)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.43%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    1.28%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.09%/(e)/
 Portfolio Turnover
  Rate................    71.9%/(e)/

                         2005/(C)/      2004     2003     2002    2001/(F)/
                         ----           ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.22        $10.37   $10.39   $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.14          0.28     0.33     0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.12)        (0.09)      --    (0.06)    0.50
  ----                   -----         -----             -----     ----
 Total From Investment
            Operations    0.02          0.19     0.33     0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)        (0.30)   (0.35)   (0.44)   (0.52)
 Distributions from
  Realized Gains......      --         (0.04)      --    (0.11)      --
 -----                                 -----             -----
   Total Dividends and
         Distributions   (0.16)        (0.34)   (0.35)   (0.55)   (0.52)
                         -----         -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.08        $10.22   $10.37   $10.39   $10.53
                        ======        ======   ======   ======   ======
Total Return..........    0.17%/(d)/    1.80%    3.25%    4.13%   10.21%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,593        $5,387   $3,352   $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..    0.78%/(e)/    0.66%    0.66%    0.66%    0.66%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.66%/(e)/      --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.75%/(e)/    2.67%    3.19%    4.41%    5.76%/(e)/
 Portfolio Turnover
  Rate................    71.9%/(e)/    61.5%    72.3%   105.8%    68.4%/(e)/

                         2005/(C)/      2004     2003     2002    2001/(F)/
                         ----           ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.14        $10.29   $10.31   $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.20          0.26     0.32     6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)        (0.09)      --    (6.07)    0.49
  ----                   -----         -----             -----     ----
 Total From Investment
            Operations    0.02          0.17     0.32     0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.15)        (0.28)   (0.34)   (0.43)   (0.51)
 Distributions from
  Realized Gains......      --         (0.04)      --    (0.11)      --
 -----                                 -----             -----
   Total Dividends and
         Distributions   (0.15)        (0.32)   (0.34)   (0.54)   (0.51)
                         -----         -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.01        $10.14   $10.29   $10.31   $10.53
                        ======        ======   ======   ======   ======
Total Return..........    0.21%/(d)/    1.69%    3.15%    3.20%   10.11%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $658           $11      $11      $11   $2,632
 Ratio of Expenses to
  Average Net Assets..    1.09%/(e)/    0.78%    0.78%    0.77%    0.78%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.78%/(e)/      --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.11%/(e)/    2.54%    3.08%    4.37%    5.47%/(e)/
 Portfolio Turnover
  Rate................    71.9%/(e)/    61.5%    72.3%   105.8%    68.4%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(g) /Calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/      2004        2003        2002       2001/(F)/
                         ----           ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $14.36        $13.26       $9.70      $10.54      $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)        (0.01)      (0.01)      (0.01)       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.65          1.14        3.57       (0.81)      (0.01)
                          ----          ----        ----       -----       -----
 Total From Investment
            Operations    0.63          1.13        3.56       (0.82)         --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --          --          --       (0.01)
 Distributions from
  Realized Gains......   (0.85)        (0.03)         --       (0.02)         --
 -----                   -----         -----                   -----
   Total Dividends and
         Distributions   (0.85)        (0.03)         --       (0.02)      (0.01)
  ----                   -----         -----                   -----       -----
Net Asset Value, End
 of Period............  $14.14        $14.36      $13.26       $9.70      $10.54
                        ======        ======      ======       =====      ======
Total Return..........    4.12%/(c)/    8.53%      36.70%      (7.79)%      0.69%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,778        $2,563      $1,777        $906      $1,320
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/    1.32%       1.32%       1.31%       1.32%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.32%/(e)/  1.32%/(e)/  1.32%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.23)%/(d)/  (0.09)%     (0.09)%     (0.08)%      0.14%/(d)/
 Portfolio Turnover
  Rate................   111.8%/(d)/    98.5%      113.2%      108.8%      123.5%/(d)/

                         2005/(B)/      2004        2003        2002       2001/(F)/
                         ----           ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $14.29        $13.23       $9.69      $10.53      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)        (0.04)      (0.03)      (0.85)         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64          1.13        3.57        0.03       (0.02)
                          ----          ----        ----        ----       -----
 Total From Investment
            Operations    0.61          1.09        3.54       (0.82)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --          --          --       (0.01)
 Distributions from
  Realized Gains......   (0.85)        (0.03)         --       (0.02)         --
 -----                   -----         -----                   -----
   Total Dividends and
         Distributions   (0.85)        (0.03)         --       (0.02)      (0.01)
  ----                   -----         -----                   -----       -----
Net Asset Value, End
 of Period............  $14.05        $14.29      $13.23       $9.69      $10.53
                        ======        ======      ======       =====      ======
Total Return..........    3.99%/(c)/    8.24%      36.53%      (7.83)%      0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,570        $1,568        $254         $49      $1,338
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/    1.50%       1.50%       1.49%       1.50%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.50%/(e)/  1.50%/(e)/  1.50%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.41)%/(d)/  (0.31)%     (0.29)%     (0.30)%     (0.04)%/(d)/
 Portfolio Turnover
  Rate................   111.8%/(d)/    98.5%      113.2%      108.8%      123.5%/(d)/

                         2005/(B)/
                         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $14.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(g)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.59
                          ----
 Total From Investment
            Operations    0.55
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.85)
                         -----
   Total Dividends and
         Distributions   (0.85)
                         -----
Net Asset Value, End
 of Period............  $14.14
                        ======
Total Return..........    3.54%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.63%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.53)%/(d)/
 Portfolio Turnover
  Rate................   111.8%/(d)/

                         2005/(B)/      2004        2003        2002       2001/(F)/
                         ----           ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $14.51        $13.36       $9.74      $10.58      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01          0.03        0.01        0.16        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.65          1.15        3.61       (0.94)      (0.02)
                          ----          ----        ----       -----       -----
 Total From Investment
            Operations    0.66          1.18        3.62       (0.78)       0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --          --       (0.03)      (0.01)
 Distributions from
  Realized Gains......   (0.85)        (0.03)         --       (0.02)         --
 Tax Return of Capital
  Distributions.......      --            --          --       (0.01)         --
 -----
   Total Dividends and
         Distributions   (0.85)        (0.03)         --       (0.06)      (0.01)
  ----                   -----         -----                   -----       -----
Net Asset Value, End
 of Period............  $14.32        $14.51      $13.36       $9.74      $10.58
                        ======        ======      ======       =====      ======
Total Return..........    4.29%/(c)/    8.84%      37.17%      (7.48)%      0.98%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,409        $5,456      $5,163        $202      $1,322
 Ratio of Expenses to
  Average Net Assets..    1.01%/(d)/    1.01%       1.01%       1.00%       1.01%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.01%/(e)/  1.01%/(e)/  1.01%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.08%/(d)/    0.22%       0.06%       0.19%       0.31%/(d)/
 Portfolio Turnover
  Rate................   111.8%/(d)/    98.5%      113.2%      108.8%      123.5%/(d)/

                         2005/(B)/      2004        2003        2002       2001/(F)/
                         ----           ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $14.40        $13.28       $9.69      $10.57      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --          0.01        0.01        0.79        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64          1.14        3.58       (1.63)      (0.01)
                          ----          ----        ----       -----       -----
 Total From Investment
            Operations    0.64          1.15        3.59       (0.84)       0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --          --       (0.02)      (0.01)
 Distributions from
  Realized Gains......   (0.85)        (0.03)         --       (0.02)         --
 -----                   -----         -----                   -----
   Total Dividends and
         Distributions   (0.85)        (0.03)         --       (0.04)      (0.01)
  ----                   -----         -----                   -----       -----
Net Asset Value, End
 of Period............  $14.19        $14.40      $13.28       $9.69      $10.57
                        ======        ======      ======       =====      ======
Total Return..........    4.18%/(c)/    8.66%      37.05%      (7.98)%      0.88%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $19           $16         $14         $10      $1,322
 Ratio of Expenses to
  Average Net Assets..    1.13%/(d)/    1.13%       1.13%       1.12%       1.13%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.13%/(e)/  1.13%/(e)/  1.12%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.04)%/(d)/   0.10%       0.10%       0.07%       0.33%/(d)/
 Portfolio Turnover
  Rate................   111.8%/(d)/    98.5%      113.2%      108.8%      123.5%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/     2004         2003      2002        2001/(G)/
                         ----          ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.89        $7.62        $5.03     $7.56        $9.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)       (0.06)       (0.04)    (0.06)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      --         0.33         2.63     (2.11)       (1.82)
  ----                                 ----         ----     -----        -----
 Total From Investment
            Operations   (0.03)        0.27         2.59     (2.17)       (1.88)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
   Total Dividends and
         Distributions   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
Net Asset Value, End
 of Period............   $7.46        $7.89        $7.62     $5.03        $7.56
                         =====        =====        =====     =====        =====
Total Return..........   (0.88)%/(d)/  3.54%       51.49%   (30.69)%     (19.06)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $15          $12         $954      $630         $947
 Ratio of Expenses to
  Average Net Assets..    1.32%/(e)/   1.27%        1.32%     1.32%        1.32%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.32%/(f)/     --      1.32%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.74)%/(e)/ (0.80)%      (0.67)%   (0.93)%      (1.02)%/(e)/
 Portfolio Turnover
  Rate................   203.1%/(e)/  194.9%       270.1%    255.3%       178.3%/(e)/

                         2005/(C)/     2004         2003      2002        2001/(G)/
                         ----          ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.85        $7.60        $5.03     $7.56        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)       (0.08)       (0.05)    (0.08)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      --         0.33         2.62     (2.09)       (1.81)
  ----                                 ----         ----     -----        -----
 Total From Investment
            Operations   (0.04)        0.25         2.57     (2.17)       (1.89)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
   Total Dividends and
         Distributions   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
Net Asset Value, End
 of Period............   $7.41        $7.85        $7.60     $5.03        $7.56
                         =====        =====        =====     =====        =====
Total Return..........   (1.01)%/(d)/  3.29%       51.09%   (30.69)%     (19.14)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $91          $82         $985      $646         $963
 Ratio of Expenses to
  Average Net Assets..    1.50%/(e)/   1.45%        1.50%     1.49%        1.50%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.50%/(f)/     --      1.50%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.93)%/(e)/ (0.97)%      (0.85)%   (1.11)%      (1.19)%/(e)/
 Portfolio Turnover
  Rate................   203.1%/(e)/  194.9%       270.1%    255.3%       178.3%/(e)/

                         2005/(C)/
                         ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.04)
                         -----
 Total From Investment
            Operations   (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)
                         -----
   Total Dividends and
         Distributions   (0.40)
                         -----
Net Asset Value, End
 of Period............   $7.34
                         =====
Total Return..........   (1.53)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.63%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.06)%/(e)/
 Portfolio Turnover
  Rate................   203.1%/(e)/

                         2005/(C)/     2004         2003      2002        2001/(G)/
                         ----          ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.99        $7.69        $5.06     $7.58        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)       (0.04)       (0.02)    (0.04)       (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      --         0.34         2.65     (2.12)       (1.77)
  ----                                 ----         ----     -----        -----
 Total From Investment
            Operations   (0.02)        0.30         2.63     (2.16)       (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
   Total Dividends and
         Distributions   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
Net Asset Value, End
 of Period............   $7.57        $7.99        $7.69     $5.06        $7.58
                         =====        =====        =====     =====        =====
Total Return..........   (0.73)%/(d)/  3.90%       51.98%   (30.47)%     (19.02)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $205         $179       $1,102      $666         $948
 Ratio of Expenses to
  Average Net Assets..    1.01%/(e)/   0.97%        1.01%     1.01%        1.01%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.01%/(f)/     --      1.01%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.44)%/(e)/ (0.47)%      (0.37)%   (0.62)%      (0.77)%/(e)/
 Portfolio Turnover
  Rate................   203.1%/(e)/  194.9%       270.1%    255.3%       178.3%/(e)/

                         2005/(C)/     2004         2003      2002        2001/(G)/
                         ----          ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.98        $7.67        $5.06     $7.58        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)       (0.05)       (0.03)    (0.05)       (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)        0.36         2.64     (2.11)       (1.82)
                         -----         ----         ----     -----        -----
 Total From Investment
            Operations   (0.03)        0.31         2.61     (2.16)       (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
   Total Dividends and
         Distributions   (0.40)          --           --     (0.36)          --
 -----                   -----                               -----
Net Asset Value, End
 of Period............   $7.55        $7.98        $7.67     $5.06        $7.58
                         =====        =====        =====     =====        =====
Total Return..........   (0.87)%/(d)/  4.04%       51.58%   (30.47)%     (19.02)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11          $11         $959      $633         $948
 Ratio of Expenses to
  Average Net Assets..    1.13%/(e)/   1.08%        1.13%     1.12%        1.13%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.13%/(f)/     --      1.12%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.56)%/(e)/ (0.62)%      (0.48)%   (0.74)%      (0.83)%/(e)/
 Portfolio Turnover
  Rate................   203.1%/(e)/  194.9%       270.1%    255.3%       178.3%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $ .55 per share, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/      2004      2003     2002     2001/(E)/
                          ----           ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.94        $12.91     $9.75   $10.36    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.05      0.02     0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.98      3.14    (0.49)    (0.11)
                           ----          ----      ----    -----     -----
 Total From Investment
            Operations     0.35          2.03      3.16    (0.47)    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --        --       --     (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --    (0.14)       --
 -----                    -----                            -----
   Total Dividends and
         Distributions    (0.41)           --        --    (0.14)    (0.01)
  ----                    -----                            -----     -----
Net Asset Value, End
 of Period............   $14.88        $14.94    $12.91    $9.75    $10.36
                         ======        ======    ======    =====    ======
Total Return..........     2.17%/(c)/   15.75%    32.41%   (4.75)%   (0.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,699       $11,912    $3,540     $676    $1,296
 Ratio of Expenses to
  Average Net Assets..     0.72%/(d)/    0.72%     0.72%    0.72%     0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(d)/    0.38%     0.18%    0.09%     0.09%/(d)/
 Portfolio Turnover
  Rate................     43.9%/(d)/    54.5%     44.6%    61.0%     62.0%/(d)/

                          2005/(B)/      2004      2003     2002     2001/(E)/
                          ----           ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.86        $12.87     $9.71   $10.34    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.03        --    (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.96      3.16    (0.48)    (0.12)
                           ----          ----      ----    -----     -----
 Total From Investment
            Operations     0.33          1.99      3.16    (0.49)    (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --        --       --     (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --    (0.14)       --
 -----                    -----                            -----
   Total Dividends and
         Distributions    (0.41)           --        --    (0.14)    (0.01)
  ----                    -----                            -----     -----
Net Asset Value, End
 of Period............   $14.78        $14.86    $12.87    $9.71    $10.34
                         ======        ======    ======    =====    ======
Total Return..........     2.03%/(c)/   15.48%    32.54%   (4.96)%   (1.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,405       $11,254    $3,176   $1,344    $1,294
 Ratio of Expenses to
  Average Net Assets..     0.90%/(d)/    0.90%     0.90%    0.90%     0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.05%/(d)/    0.21%     0.01%   (0.09)%   (0.09)%/(d)/
 Portfolio Turnover
  Rate................     43.9%/(d)/    54.5%     44.6%    61.0%     62.0%/(d)/

                          2005/(B)/
                          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.81
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(f)/...     0.25
                           ----
 Total From Investment
            Operations     0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
 Distributions from
  Realized Gains......    (0.36)
                          -----
   Total Dividends and
         Distributions    (0.41)
                          -----
Net Asset Value, End
 of Period............   $14.65
                         ======
Total Return..........     1.48%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.03%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%/(d)/
 Portfolio Turnover
  Rate................     43.9%/(d)/

                          2005/(B)/      2004      2003     2002     2001/(E)/
                          ----           ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $15.01        $12.95     $9.77   $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04          0.09      0.05     0.02      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.98      3.15    (0.45)    (0.14)
                           ----          ----      ----    -----     -----
 Total From Investment
            Operations     0.37          2.07      3.20    (0.43)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)        (0.01)    (0.02)   (0.03)    (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --    (0.14)       --
 -----                    -----                            -----
   Total Dividends and
         Distributions    (0.41)        (0.01)    (0.02)   (0.17)    (0.01)
                          -----         -----     -----    -----     -----
Net Asset Value, End
 of Period............   $14.97        $15.01    $12.95    $9.77    $10.37
                         ======        ======    ======    =====    ======
Total Return..........     2.32%/(c)/   16.03%    32.80%   (4.35)%   (0.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,640       $26,093   $15,535   $6,850    $1,302
 Ratio of Expenses to
  Average Net Assets..     0.41%/(d)/    0.41%     0.41%    0.41%     0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.54%/(d)/    0.63%     0.51%    0.42%     0.35%/(d)/
 Portfolio Turnover
  Rate................     43.9%/(d)/    54.5%     44.6%    61.0%     62.0%/(d)/

                          2005/(B)/      2004      2003     2002     2001/(E)/
                          ----           ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $15.00        $12.94     $9.76   $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03          0.08      0.05     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.98      3.14    (0.51)    (0.11)
                           ----          ----      ----    -----     -----
 Total From Investment
            Operations     0.36          2.06      3.19    (0.45)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --     (0.01)   (0.02)    (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --    (0.14)       --
 -----                    -----                            -----
   Total Dividends and
         Distributions    (0.41)           --     (0.01)   (0.16)    (0.01)
  ----                    -----                   -----    -----     -----
Net Asset Value, End
 of Period............   $14.95        $15.00    $12.94    $9.76    $10.37
                         ======        ======    ======    =====    ======
Total Return..........     2.24%/(c)/   15.94%    32.67%   (4.56)%   (0.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,687        $2,807    $1,034     $570    $1,298
 Ratio of Expenses to
  Average Net Assets..     0.53%/(d)/    0.53%     0.53%    0.52%     0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%/(d)/    0.55%     0.36%    0.28%     0.28%/(d)/
 Portfolio Turnover
  Rate................     43.9%/(d)/    54.5%     44.6%    61.0%     62.0%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.
/(f) /Calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/      2004        2003        2002       2001/(G)/
                         ----           ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $16.22        $14.78      $10.56      $10.62      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --         (0.05)         --        0.05        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.62          1.96        4.22        0.40        0.37
                          ----          ----        ----        ----        ----
 Total From Investment
            Operations    0.62          1.91        4.22        0.45        0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --          --       (0.04)      (0.03)
 Distributions from
  Realized Gains......   (1.40)        (0.47)         --       (0.47)         --
 -----                   -----         -----                   -----
   Total Dividends and
         Distributions   (1.40)        (0.47)         --       (0.51)      (0.03)
  ----                   -----         -----                   -----       -----
Net Asset Value, End
 of Period............  $15.44        $16.22      $14.78      $10.56      $10.62
                        ======        ======      ======      ======      ======
Total Return..........    3.39%/(d)/   13.20%      40.02%       3.98%       4.89%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,007        $4,111        $891      $1,145      $1,328
 Ratio of Expenses to
  Average Net Assets..    1.32%/(e)/    1.32%       1.32%       1.31%       1.32%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.32%/(f)/  1.32%/(f)/  1.32%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.02%/(e)/   (0.31)%      0.04%       0.36%       0.64%/(e)/
 Portfolio Turnover
  Rate................   156.2%/(e)/   163.5%      221.7%      134.3%       89.1%/(e)/

                         2005/(C)/      2004        2003        2002       2001/(G)/
                         ----           ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $16.14        $14.74      $10.55      $10.60      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)        (0.07)      (0.01)       0.04        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.62          1.94        4.20        0.40        0.36
                          ----          ----        ----        ----        ----
 Total From Investment
            Operations    0.61          1.87        4.19        0.44        0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --          --       (0.02)      (0.03)
 Distributions from
  Realized Gains......   (1.40)        (0.47)         --       (0.47)         --
 -----                   -----         -----                   -----
   Total Dividends and
         Distributions   (1.40)        (0.47)         --       (0.49)      (0.03)
  ----                   -----         -----                   -----       -----
Net Asset Value, End
 of Period............  $15.35        $16.14      $14.74      $10.55      $10.60
                        ======        ======      ======      ======      ======
Total Return..........    3.34%/(d)/   12.96%      39.72%       3.90%       4.69%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,392        $1,949        $650        $891      $1,326
 Ratio of Expenses to
  Average Net Assets..    1.50%/(e)/    1.50%       1.50%       1.49%       1.50%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.50%/(f)/  1.50%/(f)/  1.50%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%/(e)/  (0.47)%     (0.14)%      0.19%       0.47%/(e)/
 Portfolio Turnover
  Rate................   156.2%/(e)/   163.5%      221.7%      134.3%       89.1%/(e)/

                         2005/(C)/
                         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $16.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.52
                          ----
 Total From Investment
            Operations    0.50
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (1.40)
                         -----
   Total Dividends and
         Distributions   (1.40)
                         -----
Net Asset Value, End
 of Period............  $15.39
                        ======
Total Return..........    2.63%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.63%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.31)%/(e)/
 Portfolio Turnover
  Rate................   156.2%/(e)/


                         2005/(C)/      2004        2003        2002       2001/(G)/
                         ----           ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $16.31        $14.82      $10.58      $10.64      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03            --        0.04        0.11        0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.62          1.96        4.24        0.37        0.31
                          ----          ----        ----        ----        ----
 Total From Investment
            Operations    0.65          1.96        4.28        0.48        0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --       (0.04)      (0.07)      (0.03)
 Distributions from
  Realized Gains......   (1.40)        (0.47)         --       (0.47)         --
 -----                   -----         -----                   -----
   Total Dividends and
         Distributions   (1.40)        (0.47)      (0.04)      (0.54)      (0.03)
                         -----         -----       -----       -----       -----
Net Asset Value, End
 of Period............  $15.56        $16.31      $14.82      $10.58      $10.64
                        ======        ======      ======      ======      ======
Total Return..........    3.57%/(d)/   13.51%      40.56%       4.29%       5.09%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,794        $5,755      $1,139      $1,056      $1,330
 Ratio of Expenses to
  Average Net Assets..    1.01%/(e)/    1.01%       1.01%       1.00%       1.01%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.01%/(f)/  1.01%/(f)/  1.01%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.32%/(e)/    0.01%       0.34%       0.67%       1.18%/(e)/
 Portfolio Turnover
  Rate................   156.2%/(e)/   163.5%      221.7%      134.3%       89.1%/(e)/

                         2005/(C)/      2004        2003        2002       2001/(G)/
                         ----           ----        ----        ----       ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $16.27        $14.80      $10.57      $10.63      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02         (0.02)       0.02        0.10        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.61          1.96        4.24        0.37        0.37
                          ----          ----        ----        ----        ----
 Total From Investment
            Operations    0.63          1.94        4.26        0.47        0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --            --       (0.03)      (0.06)      (0.03)
 Distributions from
  Realized Gains......   (1.40)        (0.47)         --       (0.47)         --
 -----                   -----         -----                   -----
   Total Dividends and
         Distributions   (1.40)        (0.47)      (0.03)      (0.53)      (0.03)
                         -----         -----       -----       -----       -----
Net Asset Value, End
 of Period............  $15.50        $16.27      $14.80      $10.57      $10.63
                        ======        ======      ======      ======      ======
Total Return..........    3.45%/(d)/   13.39%      40.34%       4.17%       4.99%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $467          $326        $187        $876      $1,330
 Ratio of Expenses to
  Average Net Assets..    1.13%/(e)/    1.13%       1.12%       1.11%       1.13%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.13%/(f)/  1.13%/(f)/  1.12%/(f)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.21%/(e)/   (0.10)%      0.23%       0.56%       0.83%/(e)/
 Portfolio Turnover
  Rate................   156.2%/(e)/   163.5%      221.7%      134.3%       89.1%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004        2003     2002    2001/(H)/
                          ----          ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00       $1.00    $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02        0.03     0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01          --       --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02        0.03     0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)      (0.03)   (0.04)   (0.02)
                          -----        -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)      (0.03)   (0.04)   (0.02)
                          -----        -----       -----    -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00       $1.00    $1.00    $1.00
                          =====        =====       =====    =====    =====
Total Return..........     0.73%/(e)/   2.08%/(g)/  2.72%    3.68%    1.51%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,734      $20,513      $1,805   $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   1.08%       1.17%    1.17%    1.17%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.49%/(f)/   2.05%       2.57%    3.61%    3.93%/(f)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%       20.7%    13.6%    31.1%/(f)/

                          2005/(D)/     2004        2003     2002    2001/(H)/
                          ----          ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
ADVISORS SELECT SHARES
----------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $1.00        $1.00       $1.00    $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02        0.03     0.03     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01          --       --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02        0.03     0.03     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)      (0.03)   (0.03)   (0.01)
                          -----        -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)      (0.03)   (0.03)   (0.01)
                          -----        -----       -----    -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00       $1.00    $1.00    $1.00
                          =====        =====       =====    =====    =====
Total Return..........     0.64%/(e)/   1.90%/(g)/  2.56%    3.50%    1.44%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,699       $8,760      $2,429   $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.28%       1.35%    1.35%    1.35%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.30%/(f)/   1.84%       2.37%    3.43%    3.75%/(f)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%       20.7%    13.6%    31.1%/(f)/

                          2005/(D)/
                          ----
ULTRA SHORT BOND FUND
---------------------
ADVISORS SIGNATURE
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.01
                           ----
 Total From Investment
            Operations     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $1.00
                          =====
Total Return..........     0.56%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.28%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.12%/(f)/
 Portfolio Turnover
  Rate................  N/A/(a)/


                          2005/(D)/     2004        2003     2002    2001/(H)/
                          ----          ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
PREFERRED SHARE /(A)/
---------------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00       $1.00    $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02        0.03     0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01          --       --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02        0.03     0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)      (0.03)   (0.04)   (0.02)
                          -----        -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)      (0.03)   (0.04)   (0.02)
                          -----        -----       -----    -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00       $1.00    $1.00    $1.00
                          =====        =====       =====    =====    =====
Total Return..........     0.88%/(e)/   2.40%/(g)/  3.04%    4.00%    1.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,240       $2,335        $523   $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.80%       0.86%    0.86%    0.86%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.77%/(f)/   2.33%       3.07%    3.92%    4.24%/(f)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%       20.7%    13.6%    31.1%/(f)/

                          2005/(D)/     2004        2003     2002    2001/(H)/
                          ----          ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
SELECT SHARES /(A)/
-------------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00       $1.00    $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02        0.03     0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01          --       --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02        0.03     0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)      (0.03)   (0.04)   (0.02)
                          -----        -----       -----    -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)      (0.03)   (0.04)   (0.02)
                          -----        -----       -----    -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00       $1.00    $1.00    $1.00
                          =====        =====       =====    =====    =====
Total Return..........     0.82%/(e)/   2.27%/(g)/  2.92%    3.88%    1.54%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,768       $1,802      $1,665   $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.92%       0.98%    0.98%    0.98%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.65%/(f)/   2.23%       2.78%    3.80%    4.12%/(f)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%       20.7%    13.6%    31.1%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.
  took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights have been restated to reflect the distribution.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Preferred and Select classes of shares would have been 1.06%, .88%, 1.38% and 1.25%, respectively.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

APPENDIX A

PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's Plan Class shares. The date that each class was first offered for sale is shown. Except for the Inflation Protection, Partners Global Equity, Partners LargeCap Value II, Partners MidCap Growth II, Money Market and Ultra Short Funds, for periods prior to the date on which the Advisors Signature Class was first offered, its historical performance is based on the performance of the Fund's oldest class of shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for periods prior to the effective date of the Advisors Signature Class) that is no higher than the historical performance of the applicable Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                       (THROUGH SEPTEMBER 30, 2005)

                                                                        YTD     1 YR      3 YR         5 YR     10 YR
                                                                      --------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                             4.56    14.58       N/A          N/A      N/A
  ADVISORS PREFERRED (12/30/02)                                         4.84    14.89       N/A          N/A      N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                    4.54    14.40       N/A          N/A      N/A
 SELECT (12/30/02)                                                      4.98    15.05       N/A          N/A      N/A
 PREFERRED (12/30/02)                                                   5.05    15.20       N/A          N/A      N/A
Principal Global Investors Large Cap Diversified Equity Composite                         17.89          N/A      N/A
 S&P 500 Index                                                          2.77    12.25     16.71        -1.49     9.48
 Morningstar Large Blend Category Average                               3.49    13.17     15.72        -1.17     8.23

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                             9.57    21.14     15.11          N/A      N/A
  ADVISORS PREFERRED (12/06/00)                                         9.78    21.27     16.65/(1)/     N/A      N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                    9.57    21.01     16.32          N/A      N/A
 SELECT/ /(12/06/00)                                                    9.90    21.37     16.08/(2)/     N/A      N/A
 PREFERRED/ /(12/06/00)                                                10.04    21.74     15.57          N/A      N/A
Columbus Circle Investors Large Capitalization Composite /(//3//)/     10.33    23.97     17.97        -4.42     9.70
 Russell 1000 Growth Index                                              2.22    11.60     14.74        -8.64     6.89
 Morningstar Large Growth Category Average                              2.90    13.39     14.62        -7.28     6.94

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)                                             2.09    11.18     15.54          N/A      N/A
  ADVISORS PREFERRED (12/06/00)                                         2.20    11.31     15.71          N/A      N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                    1.86    10.90     15.33          N/A      N/A
 SELECT (12/06/00)                                                      2.43    11.68     15.96          N/A      N/A
 PREFERRED (12/06/00)                                                   2.42    11.64     16.03          N/A      N/A
Principal Global Investors S&P 500 Index Composite                                                     -1.83     9.09
 S&P 500 Index                                                          2.77    12.25     16.71        -1.49     9.48
 Morningstar Large Blend Category Average                               3.49    13.17     15.72        -1.17     8.23

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                             5.44    15.10     15.85          N/A      N/A
  ADVISORS PREFERRED (12/06/00)                                         5.45    15.15     15.89          N/A      N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                    5.25    14.85     15.55          N/A      N/A
 SELECT/ /(12/06/00)                                                    5.63    15.47     16.00          N/A      N/A
 PREFERRED (12/06/00)                                                   5.79    15.61     16.32          N/A      N/A
Principal Global Investors Large Cap Value Composite                                                    4.49     9.94
 Russell 1000 Value Index                                               5.72    16.69     20.48         5.76    11.52
 Morningstar Large Value Category Average                               4.02    13.67     17.75         4.45     9.27
                                                                      --------------------------------------------------
/(//1//)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
                                                                                                          ANNUAL TOTAL RETURNS
                                                                                                        (YEAR ENDED DECEMBER 31)
                                                                          LIFE
                                                                        OF FUND             2004     2003      2002      2001
                                                                      --------------       --------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                             15.67               12.05    27.39
  ADVISORS PREFERRED (12/30/02)                                         15.93               12.23    27.61
 ADVISORS SIGNATURE CLASS (11/01/04)                                    15.50               11.78    27.20
 SELECT (12/30/02)                                                      16.13               12.41    27.85
 PREFERRED (12/30/02)                                                   16.26               12.58    27.99
Principal Global Investors Large Cap Diversified Equity Composite                           12.68    27.89    -22.15
 S&P 500 Index                                                          14.93               10.87    28.67    -11.88     -9.11
 Morningstar Large Blend Category Average                               14.55                9.96    26.72    -13.68     -6.97

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                             -6.13                8.74    23.83    -28.84    -24.75
  ADVISORS PREFERRED (12/06/00)                                         -5.31/(1)/           8.72    28.66    -28.80    -24.65
 ADVISORS SIGNATURE CLASS (11/01/04)                                    -5.58                8.44    28.26    -29.02    -24.88
 SELECT/ /(12/06/00)                                                    -5.51/(2)/           8.85    26.52    -28.61    -24.54
 PREFERRED/ /(12/06/00)                                                 -5.77                9.01    24.24    -28.47    -24.54
Columbus Circle Investors Large Capitalization Composite /(//3//)/                          10.46    29.69    -25.27    -26.56
 Russell 1000 Growth Index                                              -4.36                6.30    29.76    -27.88    -20.42
 Morningstar Large Growth Category Average                              -4.00                7.64    28.55    -27.73    -23.63

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)                                             -1.30                9.80    27.20    -22.89    -12.58
  ADVISORS PREFERRED (12/06/00)                                         -1.14                9.93    27.43    -22.67    -12.52
 ADVISORS SIGNATURE CLASS (11/01/04)                                    -1.46                9.65    27.03    -22.91    -12.80
 SELECT (12/06/00)                                                      -0.93               10.06    27.82    -22.61    -12.27
 PREFERRED (12/06/00)                                                   -0.77               10.28    27.69    -22.18    -12.16
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                           0.14               10.87    28.67    -22.11    -11.88
 Morningstar Large Blend Category Average                                0.17                9.96    26.72    -22.02    -13.68

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                              4.07               11.69    25.14    -13.56     -7.80
  ADVISORS PREFERRED (12/06/00)                                          4.15               12.06    24.77    -13.32     -7.73
 ADVISORS SIGNATURE CLASS (11/01/04)                                     3.84               11.72    24.39    -13.59     -8.02
 SELECT/ /(12/06/00)                                                     4.32               12.08    25.00    -13.25     -7.55
 PREFERRED (12/06/00)                                                    4.52               12.14    25.63    -13.14     -7.44
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                5.29               16.49    30.03    -15.52     -5.59
 Morningstar Large Value Category Average                                3.83               12.91    28.40    -18.92     -5.37
                                                                      --------------       --------------------------------------
/(//1//)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.


                                                                        2000     1999     1998     1997     1996      1995
                                                                      -------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)
  ADVISORS PREFERRED (12/30/02)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/30/02)
 PREFERRED (12/30/02)
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                          21.04    28.58    33.36    22.96    37.58      1.32
 Morningstar Large Blend Category Average                               19.72    21.95    27.43    20.37    31.99     -1.08

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Columbus Circle Investors Large Capitalization Composite /(//3//)/       2.99    35.30    40.75    24.61    18.68     28.61
 Russell 1000 Growth Index                                             -22.42    33.16    38.71    30.49    23.12     37.19
 Morningstar Large Growth Category Average                             -14.09    39.72    33.56    25.00    18.95     32.27

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/06/00)
 PREFERRED (12/06/00)
Principal Global Investors S&P 500 Index Composite                      -9.44    20.62    28.18    32.89    22.51     37.07
 S&P 500 Index                                                          -9.11    21.04    28.58    33.36    22.96     37.58
 Morningstar Large Blend Category Average                               -6.97    19.72    21.95    27.43    20.37     31.99

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
Principal Global Investors Large Cap Value Composite                     3.88    -7.12    18.04    28.94    22.18
 Russell 1000 Value Index                                                7.02     7.35    15.63    35.18    21.64     38.35
 Morningstar Large Value Category Average                                5.47     6.63    13.10    27.01    20.79     32.28
                                                                      -------------------------------------------------------
/(//1//)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.

    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

PARTNERS LARGECAP BLEND FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
T. Rowe Price U.S. Structured Research Strategy/(//1//)//(//2//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
Goldman Sachs Large Cap Blend Composite /(//3//)/
Wellington LargeCap Blend Composite/ //(//4//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP GROWTH FUND
 ADVISORS SELECT (12/30/02)
  ADVISORS PREFERRED (12/30/02)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/30/02)
 PREFERRED (12/30/02)
GMO Growth Composite/(//5//)/
 Russell 1000 Growth Index
 S&P 500 Index
 Morningstar Large Growth Category Average

//
/(//1//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//2//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
//
/(//3//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//4//)/ Wellington began sub-advising the Fund on 12/16/02
//
/(//5//)/ GMO began sub-advising the Fund on 03/09/04





PARTNERS LARGECAP BLEND FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
T. Rowe Price U.S. Structured Research Strategy/(//1//)//(//2//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
Goldman Sachs Large Cap Blend Composite /(//3//)/
Wellington LargeCap Blend Composite/ //(//4//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP GROWTH FUND
 ADVISORS SELECT (12/30/02)
  ADVISORS PREFERRED (12/30/02)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/30/02)
 PREFERRED (12/30/02)
GMO Growth Composite/(//5//)/
 Russell 1000 Growth Index
 S&P 500 Index
 Morningstar Large Growth Category Average

//
/(//1//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//2//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
//
/(//3//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//4//)/ Wellington began sub-advising the Fund on 12/16/02
//
/(//5//)/ GMO began sub-advising the Fund on 03/09/04


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS






PARTNERS LARGECAP GROWTH FUND I
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
T. Rowe Price Institutional Large Cap Growth Strategy Composite /(//1//)//(//2//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND II
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/06/00)
 PREFERRED (12/06/00)
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/06/00)
 PREFERRED/ /(12/06/00)
Bernstein Diversified Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

/ //(//1//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
///(//2//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.





PARTNERS LARGECAP GROWTH FUND I
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
T. Rowe Price Institutional Large Cap Growth Strategy Composite /(//1//)//(//2//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND II
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/06/00)
 PREFERRED (12/06/00)
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/06/00)
 PREFERRED/ /(12/06/00)
Bernstein Diversified Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

/ //(//1//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
///(//2//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS
                              (THROUGH SEPTEMBER 30, 2005)

                                                          LIFE
                        YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2004
                        ------------------------------------------     -------
PARTNERS LARGECAP
VALUE FUND I
 ADVISORS SELECT
 (06/01/04)             4.92  13.92    N/A   N/A    N/A   13.00
 ADVISORS PREFERRED
 (06/01/04)             5.09  14.11    N/A   N/A    N/A   13.23
 ADVISORS SIGNATURE
 CLASS/ /(11/01/04)     4.91  13.78    N/A   N/A    N/A   12.90
 SELECT (06/01/04)      5.18  14.32    N/A   N/A    N/A   13.39
 PREFERRED (06/01/04)   5.35  14.52    N/A   N/A    N/A   13.61
UBS U.S. Large Cap
Value Equity Composite               19.92  8.04    N/A                13.85
 Russell 1000 Value
 Index                  5.72  16.69  20.48  5.76  11.52   15.58        16.49
 Morningstar Large
 Value Category
 Average                4.02  13.67  17.75  4.45   9.27   11.91        12.91

PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT
 CLASS/ /(12/29/04)     1.90    N/A    N/A   N/A    N/A    2.00
 ADVISORS PREFERRED
 CLASS/ /(12/29/04)     2.00    N/A    N/A   N/A    N/A    2.10
 ADVISORS SIGNATURE
 CLASS/ /(12/29/04)     1.70    N/A    N/A   N/A    N/A    1.80
 SELECT CLASS/
 /(12/29/04)            2.10    N/A    N/A   N/A    N/A    2.20
 PREFERRED CLASS
 (12/29/04)             2.40    N/A    N/A   N/A    N/A    2.50
American Century Large
Cap Value Composite           12.44  18.22  8.20    N/A                14.30
 Russell 1000 Value
 Index                  5.72  16.69  20.48  5.76  11.52    5.72        16.49
 Morningstar Large
 Value Category
 Average                4.02  13.67  17.75  4.45   9.27    3.96        12.91

                        ------------------------------------------     -------
                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2003    2002   2001   2000   1999   1998   1997   1996    1995
                        ----------------------------------------------------------------
PARTNERS LARGECAP
VALUE FUND I
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS/ /(11/01/04)
 SELECT (06/01/04)
 PREFERRED (06/01/04)
UBS U.S. Large Cap      31.18  -14.45   3.55  17.71  -0.24   3.46
Value Equity Composite
 Russell 1000 Value     30.03  -15.52  -5.59   7.02   7.35  15.63  35.18  21.64   38.35
 Index
 Morningstar Large      28.40  -18.92  -5.37   5.47   6.63  13.10  27.01  20.79   32.28
 Value Category
 Average

PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT
 CLASS/ /(12/29/04)
 ADVISORS PREFERRED
 CLASS/ /(12/29/04)
 ADVISORS SIGNATURE
 CLASS/ /(12/29/04)
 SELECT CLASS/
 /(12/29/04)
 PREFERRED CLASS
 (12/29/04)
American Century Large  29.94  -12.73   8.20  10.93
Cap Value Composite
 Russell 1000 Value     30.03  -15.52  -5.59   7.02   7.35  15.63  35.18  21.64   38.35
 Index
 Morningstar Large      28.40  -18.92  -5.37   5.47   6.63  13.10  27.01  20.79   32.28
 Value Category
 Average

                        ----------------------------------------------------------------


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                                                  (THROUGH SEPTEMBER 30, 2005)

                                                                                                                      LIFE
                                                                     YTD     1 YR     3 YR        5 YR     10 YR    OF FUND
                                                                   ------------------------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)                                          6.82    17.64    19.02         N/A      N/A     8.60
  ADVISORS PREFERRED (12/06/00)                                      6.86    17.75    19.26         N/A      N/A     8.83
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                               6.64    17.36    18.88         N/A      N/A     8.49
 SELECT/ /(12/06/00)                                                                  19.87///(1)/                  9.24///(1)/
                                                                     7.09    18.07                  N/A      N/A
 PREFERRED/ /(12/06/00)                                              7.16    18.18    19.55         N/A      N/A     9.14
Principal Global Investors Mid Cap Blend Composite                                                 8.74    11.96
 Russell Midcap Index                                               10.07    25.10    25.99        7.17    12.59     8.39
 Morningstar Mid-Cap Blend Category Average                          6.75    19.33    21.57        6.52    11.22     7.80

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                          8.14    20.78    18.42         N/A      N/A    -8.18
  ADVISORS PREFERRED (12/06/00)                                      8.24    20.99    18.68         N/A      N/A    -7.98
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                               8.14    20.75    18.36         N/A      N/A    -8.25
 SELECT/ /(12/06/00)                                                 8.51    21.21    18.84         N/A      N/A    -7.83
 PREFERRED/ /(12/06/00)                                              8.63    21.27    19.08         N/A      N/A    -7.71
Columbus Circle Investors Mid Capitalization Composite/(//2//)/              26.38    21.15       -0.25    13.63
 Russell Midcap Growth Index                                         8.37    23.47    24.92       -4.50     9.10     0.73
 Morningstar Mid-Cap Growth Category Average                         6.41    20.29    19.58       -4.36     8.17    -0.56

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)                                          8.08    20.95    20.82         N/A      N/A     7.73
  ADVISORS PREFERRED (12/06/00)                                      8.22    21.11    21.08         N/A      N/A     7.92
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                               8.01    20.76    20.72         N/A      N/A     7.59
 SELECT/ /(12/06/00)                                                 8.37    21.38    21.23         N/A      N/A     8.10
 PREFERRED/ /(12/06/00)                                              8.43    21.43    21.43         N/A      N/A     8.23
 S&P MidCap 400 Index                                                8.91    22.14    22.09        7.04    14.13     8.32
 Morningstar Mid-Cap Blend Category Average                          6.75    19.33    21.57        6.52    11.22     7.80

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                         10.42    23.17    19.06         N/A      N/A    10.48
  ADVISORS PREFERRED (12/06/00)                                     10.67    23.52    19.16         N/A      N/A    10.60
 ADVISORS SIGNATURE CLASS (11/01/04)                                10.37    23.02    18.75         N/A      N/A    10.24
 SELECT/ /(12/06/00)                                                10.75    23.63    18.98         N/A      N/A    10.59
 PREFERRED/ /(12/06/00)                                             10.93    23.87    19.26         N/A      N/A    10.80
Principal Global Investors Mid Cap Value Composite                                                10.55    10.74
 Russell Midcap Value Index                                         11.16    26.13    26.68       13.95    14.01    12.58
 Morningstar Mid-Cap Value Category Average                          6.60    18.77    22.14       10.85    11.87    10.50
                                                                   ------------------------------------------------------------
/ //(//1//)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
                                                                                                 ANNUAL TOTAL RETURNS
                                                                                               (YEAR ENDED DECEMBER 31)


                                                                           2004     2003      2002      2001      2000     1999
                                                                          ---------------------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)                                                16.79    31.03     -9.07     -3.93
  ADVISORS PREFERRED (12/06/00)                                            17.21    31.21     -8.91     -3.76
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                     16.79    30.81     -9.19     -4.06
 SELECT/ /(12/06/00)                                                       17.20    33.02     -8.75     -3.67
 PREFERRED/ /(12/06/00)                                                    17.40    31.62     -8.63     -3.46
Principal Global Investors Mid Cap Blend Composite                   -                                            13.49    12.37
 Russell Midcap Index                                                      20.22    40.08    -16.19     -5.63      8.25    18.23
 Morningstar Mid-Cap Blend Category Average                                16.00    36.42    -17.08     -4.96      3.37    18.70

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                                 9.65    31.65    -40.85    -25.40
  ADVISORS PREFERRED (12/06/00)                                             9.96    32.06    -40.79    -25.29
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                      9.59    31.65    -40.98    -25.53
 SELECT/ /(12/06/00)                                                       10.09    32.14    -40.68    -25.16
 PREFERRED/ /(12/06/00)                                                    10.04    32.54    -40.54    -25.16
Columbus Circle Investors Mid Capitalization Composite/(//2//)/            17.98    34.80    -17.06    -22.32      4.98    70.47
 Russell Midcap Growth Index                                               15.48    42.72    -27.40    -20.16    -11.74    51.29
 Morningstar Mid-Cap Growth Category Average                               12.93    36.09    -27.53    -21.28     -6.90    63.90

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)                                                15.32    34.19    -15.84     -1.53
  ADVISORS PREFERRED (12/06/00)                                            15.51    34.58    -15.71     -1.45
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                     15.13    34.17    -15.97     -1.75
 SELECT/ /(12/06/00)                                                       15.71    34.56    -15.53     -1.17
 PREFERRED/ /(12/06/00)                                                    15.89    34.82    -15.44     -1.06
 S&P MidCap 400 Index                                                      16.47    35.59    -14.53     -0.60     17.51    14.72
 Morningstar Mid-Cap Blend Category Average                                16.00    36.42    -17.08     -4.96      3.37    18.70

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                                15.80    27.20     -8.28      2.72
  ADVISORS PREFERRED (12/06/00)                                            16.05    27.35     -8.49      2.90
 ADVISORS SIGNATURE CLASS (11/01/04)                                       15.64    26.96     -8.77      2.58
 SELECT/ /(12/06/00)                                                       16.20    27.60     -9.06      3.09
 PREFERRED/ /(12/06/00)                                                    16.32    27.65     -8.67      3.30
Principal Global Investors Mid Cap Value Composite                                                                 6.32    -7.36
 Russell Midcap Value Index                                                23.71    38.06     -9.65      2.34     19.18    -0.11
 Morningstar Mid-Cap Value Category Average                                17.90    34.38    -12.91      6.40     16.82     7.78
                                                                          ---------------------------------------------------------
/ //(//1//)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                    1998     1997     1996      1995
                                                                   ------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Principal Global Investors Mid Cap Blend Composite                   4.72    24.95    18.66     33.39
 Russell Midcap Index                                               10.10    29.01    19.00     34.46
 Morningstar Mid-Cap Blend Category Average                          6.77    26.45    20.44     28.71

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Columbus Circle Investors Mid Capitalization Composite/(//2//)/     26.18    17.32    17.50     32.48
 Russell Midcap Growth Index                                        17.86    22.54    17.48     33.98
 Morningstar Mid-Cap Growth Category Average                        17.51    17.05    16.99     34.79

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
 S&P MidCap 400 Index                                               19.11    32.25    19.20     30.95
 Morningstar Mid-Cap Blend Category Average                          6.77    26.45    20.44     28.71

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Principal Global Investors Mid Cap Value Composite                   3.25    35.49    16.03     41.18
 Russell Midcap Value Index                                          5.09    34.37    20.26     34.93
 Morningstar Mid-Cap Value Category Average                          3.92    26.04    20.50     29.27
                                                                   ------------------------------------
/ //(//1//)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS
                               (THROUGH SEPTEMBER 30, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                        --------------------------------------------     -------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT
 (12/06/00)              7.66  25.03  23.26    N/A   N/A    -3.98        11.33
 ADVISORS PREFERRED
 (12/06/00)              7.85  25.48  24.09    N/A   N/A    -3.51        11.63
 ADVISORS SIGNATURE
 CLASS (11/01/04)        7.60  24.92  23.65    N/A   N/A    -3.84        11.14
 SELECT/ /(12/06/00)     8.02  25.48  23.69    N/A   N/A    -3.62        11.73
 PREFERRED/
 /(12/06/00)             8.19  25.85  24.01    N/A   N/A    -3.42        11.91
Turner Midcap Growth
Composite                                    -8.85   N/A
 Russell Midcap Growth
 Index                   8.37  23.47  24.92  -4.50  9.10     0.73        15.48
 Morningstar Mid-Cap
 Growth Category
 Average                 6.41  20.29  19.58  -4.36  8.17    -0.56        12.93

PARTNERS MIDCAP GROWTH
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)              8.43  22.12    N/A    N/A   N/A    13.28
 ADVISORS PREFERRED
 (06/01/04)              8.59  22.40    N/A    N/A   N/A    13.57
 ADVISORS SIGNATURE
 CLASS (11/01/04)        8.40  22.06    N/A    N/A   N/A    11.15        10.97
 SELECT (06/01/04)       8.77  22.70    N/A    N/A   N/A    13.78
 PREFERRED/
 /(06/01/04)             8.93  23.11    N/A    N/A   N/A    14.06
Mellon Mid Cap Growth
Composite                             22.44    N/A   N/A                 12.15
 Russell Midcap Growth
 Index                   8.37  23.47  24.92  -4.50  9.10    14.66        15.48
 Morningstar Mid-Cap
 Growth Category
 Average                 6.41  20.29  19.58  -4.36  8.17    12.75        12.93

PARTNERS MIDCAP GROWTH
FUND II
 ADVISORS SELECT CLASS
 (12/29/04)             10.51    N/A    N/A    N/A   N/A    10.40
 ADVISORS PREFERRED
 CLASS (12/29/04)       10.61    N/A    N/A    N/A   N/A    10.50
 ADVISORS SIGNATURE
 CLASS (12/29/04)       10.31    N/A    N/A    N/A   N/A    10.20
 SELECT CLASS
 (12/29/04)             10.61    N/A    N/A    N/A   N/A    10.50
 PREFERRED CLASS
 (12/29/04)             10.81    N/A    N/A    N/A   N/A    10.70
Fidelity Mid Cap
Growth Composite        10.41  26.61  24.04    N/A   N/A                 16.23
 Russell Midcap Growth
 Index                   8.37  23.47  24.92  -4.50  9.10     8.37        15.48
 Morningstar Mid-Cap
 Growth Category         6.41  20.29  19.58  -4.36  8.17     6.37        12.93
 Average
                        --------------------------------------------     -------

                                              ANNUAL TOTAL RETURNS
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000    1999   1998   1997   1996    1995
                        -------------------------------------------------------------------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT        47.93  -32.58  -28.04
 (12/06/00)
 ADVISORS PREFERRED     47.97  -31.43  -27.85
 (12/06/00)
 ADVISORS SIGNATURE     47.52  -31.65  -28.07
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    48.24  -32.19  -27.75
 PREFERRED/             48.93  -32.05  -27.75
 /(12/06/00)
Turner Midcap Growth                            -8.10  126.09  26.33  41.77
Composite
 Russell Midcap Growth  42.72  -27.40  -20.16  -11.74   51.29  17.86  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    36.09  -27.53  -21.28   -6.90   63.90  17.51  17.05  16.99   34.79
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04)
 SELECT (06/01/04)
 PREFERRED/
 /(06/01/04)
Mellon Mid Cap Growth   40.70  -26.12  -16.73
Composite
 Russell Midcap Growth  42.72  -27.40  -20.16  -11.74   51.29  17.86  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    36.09  -27.53  -21.28   -6.90   63.90  17.51  17.05  16.99   34.79
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND II
 ADVISORS SELECT CLASS
 (12/29/04)
 ADVISORS PREFERRED
 CLASS (12/29/04)
 ADVISORS SIGNATURE
 CLASS (12/29/04)
 SELECT CLASS
 (12/29/04)
 PREFERRED CLASS
 (12/29/04)
Fidelity Mid Cap        40.60  -30.49
Growth Composite
 Russell Midcap Growth  42.72  -27.40  -20.16  -11.74   51.29  17.86  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    36.09  -27.53  -21.28   -6.90   63.90  17.51  17.05  16.99   34.79
 Growth Category
 Average                -------------------------------------------------------------------



    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS
                               (THROUGH SEPTEMBER 30, 2005)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                        --------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT
 (12/06/00)              8.99  22.25  22.95    N/A    N/A   11.10        21.73
 ADVISORS PREFERRED
 (12/06/00)              9.15  22.41  23.71    N/A    N/A   11.59        21.88
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                       8.89  22.11  22.80    N/A    N/A   10.95        21.51
 SELECT (12/06/00)       9.27  22.60  23.39    N/A    N/A   11.51        22.10
 PREFERRED (12/06/00)    9.36  22.82  23.52    N/A    N/A   11.64        22.28
Neuberger Berman
MidCap Value Composite                       11.81  13.72
 Russell Midcap Value
 Index                  11.16  26.13  26.68  13.95  14.01   12.58        23.71
 Morningstar Mid-Cap
 Value Category
 Average                 6.60  18.77  22.14  10.85  11.87   10.50        17.90

PARTNERS MIDCAP VALUE
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)             11.27  25.39    N/A    N/A    N/A   22.79
 ADVISORS PREFERRED
 (06/01/04)             11.44  25.48    N/A    N/A    N/A   22.93
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      11.17  25.13    N/A    N/A    N/A   20.30        24.59
 SELECT (06/01/04)      11.59  25.78    N/A    N/A    N/A   23.15
 PREFERRED (06/01/04)   11.74  25.95    N/A    N/A    N/A   23.36
Goldman Sachs Mid Cap
Value Composite                26.30  23.21  16.67  15.12                25.88
 Russell Midcap Value
 Index                  11.16  26.13  26.68  13.95  14.01   23.77        23.71
 Morningstar Mid-Cap
 Value Category          6.60  18.77  22.14  10.85  11.87   16.30        17.90
 Average
                        --------------------------------------------     -------

                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2003    2002   2001   2000   1999    1998   1997   1996    1995
                        -----------------------------------------------------------------
PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT        34.83  -10.54  -2.52
 (12/06/00)
 ADVISORS PREFERRED     35.12   -9.19  -2.43
 (12/06/00)
 ADVISORS SIGNATURE     34.78  -10.70  -2.64
 CLASS (11/01/04
 )
 SELECT (12/06/00)      35.42  -10.21  -2.15
 PREFERRED (12/06/00)   35.56  -10.10  -2.04
Neuberger Berman                              29.70   8.04  -10.66  32.66  28.08   35.23
MidCap Value Composite
 Russell Midcap Value   38.06   -9.65   2.34  19.18  -0.11    5.09  34.37  20.26   34.93
 Index
 Morningstar Mid-Cap    34.38  -12.91   6.40  16.82   7.78    3.92  26.04  20.50   29.27
 Value Category
 Average

PARTNERS MIDCAP VALUE
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (06/01/04)
 PREFERRED (06/01/04)
Goldman Sachs Mid Cap   28.16   -4.72  12.38  32.25  -0.08   -5.55  36.02  21.41
Value Composite
 Russell Midcap Value   38.06   -9.65   2.34  19.18  -0.11    5.09  34.37  20.26   34.93
 Index
 Morningstar Mid-Cap    34.38  -12.91   6.40  16.82   7.78    3.92  26.04  20.50   29.27
 Value Category
 Average                -----------------------------------------------------------------



    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH SEPTEMBER 30, 2005)

                                                                 LIFE
                           YTD      1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                        -------------------------------------------------     -------
PARTNERS SMALLCAP
BLEND FUND
 ADVISORS SELECT
 (12/30/02)                3.90     18.46    N/A    N/A    N/A   24.14        21.52
 ADVISORS PREFERRED
 (12/30/02)                4.07     18.61    N/A    N/A    N/A   24.38        21.71
 ADVISORS SIGNATURE
 CLASS (11/01/04)          3.79     18.24    N/A    N/A    N/A   23.96        21.41
 SELECT (12/30/02)         4.18     18.86    N/A    N/A    N/A   24.59        21.99
 PREFERRED (12/30/02)      4.29     18.96    N/A    N/A    N/A   24.75        22.12
Mellon SmallCap Blend                                                     -
Composite                                  26.25  12.22    N/A
 S&P SmallCap 600
 Index                     7.26     21.20  24.18  10.95  12.16   24.48        22.64
 Morningstar Small
 Blend Category
 Average                   5.52     19.24  23.25  10.07  11.77   23.50        18.86

PARTNERS SMALLCAP
GROWTH FUND I
 ADVISORS SELECT
 (12/06/00)                1.07     15.06  18.94    N/A    N/A   -2.52        13.69
 ADVISORS PREFERRED
 (12/06/00)                1.30     15.36  19.15    N/A    N/A   -2.33        13.88
 ADVISORS SIGNATURE
 CLASS (11/01/04)          1.04     14.97  18.81    N/A    N/A   -2.67        13.64
 SELECT/ /(12/06/00)       1.29     15.53  19.32    N/A    N/A   -2.17        14.06
 PREFERRED (12/06/00)      1.40     15.65  19.50    N/A    N/A   -1.96        14.36
Alliance Capital Small
Cap Growth Composite
/(//1//)/                                  22.38  -1.56  11.46
 Russell 2000 Growth
 Index                     2.51     17.97  23.23  -2.54   4.67    2.06        14.31
 Morningstar Small
 Growth Category
 Average                   4.02     18.53  21.17  -1.45   8.13    2.18        12.09

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT
 (12/06/00)                4.74     20.05  19.87    N/A    N/A   -3.12        10.39
 ADVISORS PREFERRED
 (12/06/00)                4.78     20.13  20.44    N/A    N/A   -2.79        10.62
 ADVISORS SIGNATURE
 CLASS (11/01/04)          4.69     19.93  20.10    N/A    N/A   -3.14        10.14
 SELECT (12/06/00)         4.99     20.47  20.51    N/A    N/A   -2.68        10.72
 PREFERRED/
 /(12/06/00)               5.07     20.45  20.74    N/A    N/A   -2.53        10.77
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//2//)/                                          2.11  11.63
Emerald Diversified
Small Cap Growth
Composite /(//3//)/                               -2.32   8.88                 3.39
 Russell 2000 Growth
 Index                     2.51     17.97  23.23  -2.54   4.67    2.06        14.31
 Morningstar Small
 Growth Category           4.02     18.53  21.17  -1.45   8.13    2.18        12.09
 Average
                        -------------------------------------------------     -------

/(//1//)/Alliance Capital began
 sub-advising the Fund 03/29/03
/(//2//)/UBS began
 sub-advising the Fund
 on 04/22/02
/(//3//)/Emerald Advisers Inc. began as
 co-sub-advisor of the Fund on 09/01/04
                                               ANNUAL TOTAL RETURNS
                                             (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000    1999    1998   1997   1996    1995
                        --------------------------------------------------------------------
PARTNERS SMALLCAP
BLEND FUND
 ADVISORS SELECT        43.42
 (12/30/02)
 ADVISORS PREFERRED     43.72
 (12/30/02)
 ADVISORS SIGNATURE     43.16
 CLASS (11/01/04)
 SELECT (12/30/02)      43.91
 PREFERRED (12/30/02)   44.11
Mellon SmallCap Blend          -10.78    4.97    9.66   13.60   -4.27
Composite
 S&P SmallCap 600       38.77  -14.63    6.54   11.80   12.40   -1.31  25.58  21.32   29.97
 Index
 Morningstar Small      42.77  -16.17    8.41   12.84   18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

PARTNERS SMALLCAP
GROWTH FUND I
 ADVISORS SELECT        46.43  -40.98  -14.43
 (12/06/00)
 ADVISORS PREFERRED     46.64  -40.82  -14.33
 (12/06/00)
 ADVISORS SIGNATURE     46.09  -41.04  -14.68
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    47.05  -40.79  -14.03
 PREFERRED (12/06/00)   46.88  -40.33  -14.03
Alliance Capital Small                 -10.98   18.34   28.96   -3.69  21.79  36.48   54.00
Cap Growth Composite
/(//1//)/
 Russell 2000 Growth    48.53  -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT        43.80  -25.71  -20.88
 (12/06/00)
 ADVISORS PREFERRED     44.49  -25.14  -20.77
 (12/06/00)
 ADVISORS SIGNATURE     43.83  -25.29  -21.15
 CLASS (11/01/04)
 SELECT (12/06/00)      44.59  -25.20  -20.56
 PREFERRED/             44.71  -24.90  -20.45
 /(12/06/00)
UBS U.S. Small                                  24.24   45.42  -10.81  22.93  18.54   23.44
Capitalization Growth
Equity Composite
/(//2//)/
Emerald Diversified     50.61  -29.06   -6.29  -25.36  100.03  -10.59  26.20  21.05   46.51
Small Cap Growth
Composite /(//3//)/
 Russell 2000 Growth    48.53  -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average                --------------------------------------------------------------------

/(//1//)/Alliance Capita     an
 sub-advising the Fund 03/29/03
/(//2//)/UBS began
 sub-advising the Fund
 on 04/22/02
/(//3//)/Emerald Adviser     .       as
 co-sub-advisor of the Fund on 09/01/04


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS
                              (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                        -------------------------------------------     -------
PARTNERS SMALLCAP
GROWTH FUND III
 ADVISORS SELECT
 (06/01/04)             3.62  22.08    N/A    N/A    N/A    8.66
 ADVISORS PREFERRED
 (06/01/04)             3.71  22.16    N/A    N/A    N/A    8.81
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      3.52  21.70    N/A    N/A    N/A    8.44
 SELECT (06/01/04)      3.89  22.49    N/A    N/A    N/A    9.03
PREFERRED/ /(06/01/04)  3.98  22.57    N/A    N/A    N/A    9.18
Mazama Small-Mid Cap
Growth Composite                     31.93    N/A    N/A                 9.39
 Russell 2500 Growth
 Index                  5.31  21.01  24.11  -2.08   7.27   12.50        14.59
 Morningstar Small
 Growth Category
 Average                4.02  18.53  21.17  -1.45   8.13   11.43        12.09

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT
 (03/01/01)             7.00  20.04  23.41    N/A    N/A   13.02        17.03
 ADVISORS PREFERRED
 (03/01/01)             7.13  20.24  23.65    N/A    N/A   13.25        17.30
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      6.87  19.90  23.26    N/A    N/A   12.87        16.88
 SELECT (03/01/01)      7.26  20.46  23.85    N/A    N/A   13.44        17.50
 PREFERRED (03/01/01)   7.34  20.63  24.05    N/A    N/A   13.61        17.63
Ark Asset Small Cap                                                 -
Value Composite                             17.40  16.32
 Russell 2000 Value
 Index                  4.02  17.75  24.89  15.18  13.33   14.06        22.25
 Morningstar Small
 Value Category
 Average                5.31  18.61  24.23  14.59  13.05   14.18        20.58

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT
 (12/30/02)             5.16  19.24    N/A    N/A    N/A   27.02        22.21
 ADVISORS PREFERRED
 (12/30/02)             5.26  19.40    N/A    N/A    N/A   27.22        22.47
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      5.04  19.06    N/A    N/A    N/A   26.89        22.19
 SELECT (12/30/02)      5.42  19.61    N/A    N/A    N/A   27.50        22.72
 PREFERRED (12/30/02)   5.53  19.80    N/A    N/A    N/A   27.66        22.87
JPMorgan Program US
Structured Small Cap
Value Equity Composite               26.88  16.38    N/A
Mellon Equity SmallCap
Value Composite                      27.37  17.10    N/A                26.94
 Russell 2000 Value
 Index                  4.02  17.75  24.89  15.18  13.33   25.24        22.25
 Morningstar Small
 Value Category
 Average                5.31  18.61  24.23  14.59  13.05   24.35        20.58

PARTNERS SMALLCAP
VALUE FUND II
 ADVISORS SELECT
 (06/01/04)             5.06  20.53    N/A    N/A    N/A   16.69
 ADVISORS PREFERRED
 (06/01/04)             5.23  20.70    N/A    N/A    N/A   16.90
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      4.96  20.37    N/A    N/A    N/A   16.58
 SELECT (06/01/04)      5.31  20.91    N/A    N/A    N/A   17.06
 PREFERRED (06/01/04)   5.57  21.20    N/A    N/A    N/A   17.35
Dimensional US Small
Cap Value Composite                  31.16  18.27  15.78                25.38
 Russell 2000 Value
 Index                  4.02  17.75  24.89  15.18  13.33   17.45        22.25
 Morningstar Small
 Value Category         5.31  18.61  24.23  14.59  13.05   16.99        20.58
 Average
                        -------------------------------------------     -------

                                              ANNUAL TOTAL RETURNS
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000   1999   1998   1997   1996    1995
                        ------------------------------------------------------------------
PARTNERS SMALLCAP
GROWTH FUND III
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (06/01/04)
PREFERRED/ /(06/01/04)
Mazama Small-Mid Cap    77.55  -35.00    1.88
Growth Composite
 Russell 2500 Growth    46.32  -29.09  -10.83  -16.09  55.48   3.10  14.76  15.07   33.54
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71  61.45   4.49  18.19  19.99   35.44
 Growth Category
 Average

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT        36.81  -10.84
 (03/01/01)
 ADVISORS PREFERRED     37.06  -10.64
 (03/01/01)
 ADVISORS SIGNATURE     36.69  -10.94
 CLASS (11/01/04
 )
 SELECT (03/01/01)      37.35  -10.54
 PREFERRED (03/01/01)   37.63  -10.35
Ark Asset Small Cap                     21.50   33.67   6.05  -1.89  32.41  24.03   33.78
Value Composite
 Russell 2000 Value     46.02  -11.42   14.02   22.83  -1.49  -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25   17.31   16.98   4.49  -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT        49.18
 (12/30/02)
 ADVISORS PREFERRED     49.38
 (12/30/02)
 ADVISORS SIGNATURE     48.97
 CLASS (11/01/04
 )
 SELECT (12/30/02)      49.73
 PREFERRED (12/30/02)   49.90
JPMorgan Program US             -8.40    8.51   22.45   4.56  -4.78
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap  49.19   -4.84   10.33   15.89  -3.58   2.88  42.96
Value Composite
 Russell 2000 Value     46.02   14.02   22.83   -1.49  -6.45  31.78  21.37  25.75   -1.27
 Index
 Morningstar Small      42.71   17.31   16.98    4.49  -6.99  30.04  25.53  25.13   -0.81
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND II
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (06/01/04)
 PREFERRED (06/01/04)
Dimensional US Small    59.39   -9.27   22.63    9.01  13.04  -7.28  30.75  22.32   29.29
Cap Value Composite
 Russell 2000 Value     46.02  -11.42   14.02   22.83  -1.49  -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25   17.31   16.98   4.49  -6.99  30.04  25.53   25.13
 Value Category
 Average                ------------------------------------------------------------------



    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS
                              (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                        -------------------------------------------     -------
SMALLCAP BLEND FUND
 ADVISORS SELECT
 (12/06/00)             8.49  22.39  21.76    N/A    N/A   11.05        15.59
 ADVISORS PREFERRED
 (12/06/00)             8.58  22.58  21.96    N/A    N/A   11.21        15.83
 ADVISORS SIGNATURE
 CLASS (11/01/04)       8.31  22.22  21.59    N/A    N/A   10.88        15.52
 SELECT (12/06/00)      8.82  22.89  22.21    N/A    N/A   11.36        16.03
 PREFERRED/
 /(12/06/00)            8.87  22.99  22.35    N/A    N/A   11.58        16.21
Principal Global
Investors Small
Company Blend
Composite                                   10.62    N/A
 Russell 2000 Index     3.38  17.95  24.12   6.45   9.37    8.42        18.33
 Morningstar Small
 Blend Category
 Average                5.52  19.24  23.25  10.07  11.77   10.87        18.86

SMALLCAP GROWTH FUND
 ADVISORS SELECT
 (12/06/00)             1.08  17.04  22.72    N/A    N/A   -0.24        13.70
 ADVISORS PREFERRED
 (12/06/00)             1.19  17.22  22.91    N/A    N/A   -0.08        14.05
 ADVISORS SIGNATURE
 CLASS (11/01/04)       0.96  16.82  22.52    N/A    N/A   -0.39        13.64
 SELECT/ /(12/06/00)    1.41  17.42  23.30    N/A    N/A    0.15        14.45
 PREFERRED (12/06/00)   1.52  17.53  23.39    N/A    N/A    0.20        14.43
Principal Global
Investors Small
Company Growth
Composite                                   -5.88   5.96
 Russell 2000 Growth
 Index                  2.51  17.97  23.23  -2.54   4.67    2.06        14.31
 Morningstar Small
 Growth Category
 Average                4.02  18.53  21.17  -1.45   8.13    2.18        12.09

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT
 (12/06/00)             6.48  20.00  23.03    N/A    N/A   11.59        21.34
 ADVISORS PREFERRED
 (12/06/00)             6.57  20.27  23.14    N/A    N/A   11.76        21.65
 ADVISORS SIGNATURE
 CLASS (11/01/04)       6.42  19.97  22.79    N/A    N/A   11.43        21.24
 SELECT/ /(12/06/00)    6.72  20.48  23.37    N/A    N/A   11.95        21.82
 PREFERRED/
 /(12/06/00)            6.84  20.62  23.53    N/A    N/A   12.07        22.00
 S&P SmallCap 600
 Index                  7.26  21.20  24.18  10.95  12.16   11.27        22.64
 Morningstar Small
 Blend Category
 Average                5.52  19.24  23.25  10.07  11.77   10.87        18.86

SMALLCAP VALUE FUND
 ADVISORS SELECT
 (12/06/00)             7.80  21.70  24.21    N/A    N/A   16.20        19.10
 ADVISORS PREFERRED
 (12/06/00)             7.94  21.93  24.44    N/A    N/A   16.40        19.30
 ADVISORS SIGNATURE
 CLASS (11/01/04)       7.65  21.52  24.05    N/A    N/A   16.03        18.95
 SELECT (12/06/00)      8.09  22.20  24.64    N/A    N/A   16.60        19.55
 PREFERRED/
 /(12/06/00)            8.18  22.34  24.84    N/A    N/A   16.74        19.64
Principal Global
Investors Small Cap
Value Composite                             16.84  13.01
 Russell 2000 Value
 Index                  4.02  17.75  24.89  15.18  13.33   14.15        22.25
 Morningstar Small
 Value Category         5.31  18.61  24.23  14.59  13.05   14.52        20.58
 Average
                        -------------------------------------------     -------

                                              ANNUAL TOTAL RETURNS
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002   2001    2000   1999    1998   1997   1996    1995
                        ------------------------------------------------------------------
SMALLCAP BLEND FUND
 ADVISORS SELECT        41.74  -17.51   6.66
 (12/06/00)
 ADVISORS PREFERRED     42.00  -17.57   6.97
 (12/06/00)
 ADVISORS SIGNATURE     41.57  -17.82   6.65
 CLASS (11/01/04)
 SELECT (12/06/00)      42.21  -17.57   7.07
 PREFERRED/             42.40  -17.15   7.20
 /(12/06/00)
Principal Global                               19.86  12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index     47.25  -20.48   2.49   -3.02  21.26   -2.55  22.36  16.50   28.45
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP GROWTH FUND
 ADVISORS SELECT        47.61  -39.61   0.69
 (12/06/00)
 ADVISORS PREFERRED     47.71  -39.56   0.92
 (12/06/00)
 ADVISORS SIGNATURE     47.26  -39.75   0.61
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    48.01  -39.43   1.14
 PREFERRED (12/06/00)   48.20  -39.43   1.14
Principal Global                              -33.86  66.37   -2.47  34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth    48.53  -30.25  -9.23  -22.43  43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42  -9.02   -5.71  61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT        37.69  -15.60   5.64
 (12/06/00)
 ADVISORS PREFERRED     37.50  -15.31   5.83
 (12/06/00)
 ADVISORS SIGNATURE     37.08  -15.57   5.50
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    37.76  -15.17   6.03
 PREFERRED/             37.93  -15.08   6.06
 /(12/06/00)
 S&P SmallCap 600       38.77  -14.63   6.54   11.80  12.40   -1.31  25.58  21.32   29.97
 Index
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP VALUE FUND
 ADVISORS SELECT        42.56   -3.36   9.33
 (12/06/00)
 ADVISORS PREFERRED     42.75   -3.15   9.52
 (12/06/00)
 ADVISORS SIGNATURE     42.32   -3.45   9.18
 CLASS (11/01/04)
 SELECT (12/06/00)      43.07   -3.05   9.71
 PREFERRED/             43.34   -2.94   9.73
 /(12/06/00)
Principal Global                               12.05  -8.92   -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average                ------------------------------------------------------------------



    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                             AVERAGE ANNUAL TOTAL RETURNS
                             (THROUGH SEPTEMBER 30, 2005)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2004
                        ----------------------------------------     ------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT
 (12/06/00)             1.31  2.32  3.25   N/A   N/A    5.12         3.91
 ADVISORS PREFERRED
 (12/06/00)             1.35  2.40  3.40   N/A   N/A    5.33         4.08
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.20  2.07  3.07   N/A   N/A    5.01         3.66
 SELECT (12/06/00)      1.56  2.65  3.84   N/A   N/A    5.79         4.32
 PREFERRED (12/06/00)   1.67  2.71  3.75   N/A   N/A    5.67         4.40
Principal Global
Investors Multi Sector
Fixed Income Composite                    7.10  6.85
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80  3.96  6.62  6.55    6.06         4.34
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43  4.01  5.98  5.78    5.48         3.81

GOVERNMENT & HIGH
QUALITY BOND FUND
 previously Government
 Securities Fund
 ADVISORS SELECT
 (12/06/00)             1.09  1.71  2.07   N/A   N/A    4.11         2.79
 ADVISORS PREFERRED
 (12/06/00)             1.13  1.89  2.22   N/A   N/A    4.29         3.08
 ADVISORS SIGNATURE
 CLASS (11/01/04)       0.99  1.67  1.93   N/A   N/A    3.99         2.76
 SELECT/ /(12/06/00)    1.37  2.19  2.47   N/A   N/A    4.54         3.27
 PREFERRED (12/06/00)   1.46  2.30  2.59   N/A   N/A    4.66         3.29
Principal Global
Investors Mortgage
Backed Securities
Composite                                 5.53  5.99
 Lehman Brothers        1.98  2.87  3.28  6.19  6.38
 Government/Mortgage
 Index                                                  5.55         4.08
 Morningstar
 Intermediate
 Government Category
 Average                1.45  2.28  2.47  5.34  5.41    4.88         3.39

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/
 /(12/06/00)            1.38  2.22  3.09   N/A   N/A    5.14         3.60
 ADVISORS PREFERRED/
 /(12/06/00)            1.60  2.39  3.33   N/A   N/A    5.36         3.78
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.35  1.95  2.97   N/A   N/A    5.01         3.36
 SELECT (12/06/00)      1.63  2.57  3.49   N/A   N/A    5.53         3.98
 PREFERRED (12/06/00)   1.84  2.71  3.62   N/A   N/A    5.69         3.99
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                 6.53   N/A
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80  3.96  6.62  6.55    6.06         4.34
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43  4.01  5.98  5.78    5.48         3.81

INFLATION PROTECTION
FUND
 ADVISORS SELECT CLASS
 (12/29/04)             1.83   N/A   N/A   N/A   N/A    2.13
 ADVISORS PREFERRED
 CLASS (12/29/04)       2.04   N/A   N/A   N/A   N/A    2.34
 ADVISORS SIGNATURE
 CLASS (12/29/04)       1.75   N/A   N/A   N/A   N/A    2.06
 SELECT CLASS
 (12/29/04)             2.15   N/A   N/A   N/A   N/A    2.45
 PREFERRED CLASS
 (12/29/04)             2.22   N/A   N/A   N/A   N/A    2.52
 Lehman Brothers US
 Treasury TIPS Index    2.73  6.78  7.18  9.84   N/A    2.74         8.46
 Morningstar Long-Term
 Government Category    3.12  5.45  5.11  8.35  7.04    3.15         7.16
 Average
                        ----------------------------------------     ------
                                           ANNUAL TOTAL RETURNS
                                         (YEAR ENDED DECEMBER 31)

                                                                              -------

                        2003  2002   2001  2000   1999   1998   1997   1996    1995
                        -------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT        3.38   8.09  6.76
 (12/06/00)
 ADVISORS PREFERRED     3.56   8.58  6.94
 (12/06/00)
 ADVISORS SIGNATURE     3.24   8.24  6.61
 CLASS (11/01/04)
 SELECT (12/06/00)      4.29   9.38  7.05
 PREFERRED (12/06/00)   3.88   8.81  7.24
Principal Global                           12.00  -0.57   7.97  10.16   3.94   18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        4.11  10.26  8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar            4.92   7.88  7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
 previously Government
 Securities Fund
 ADVISORS SELECT        0.94   7.89  6.27
 (12/06/00)
 ADVISORS PREFERRED     1.12   7.98  6.55
 (12/06/00)
 ADVISORS SIGNATURE     0.81   7.65  6.22
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    1.31   8.39  6.73
 PREFERRED (12/06/00)   1.53   8.51  6.84
Principal Global                           11.08   0.22   7.62   9.97   3.90   19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers        2.73  10.06  7.71  12.29  -0.54   8.72   9.54   3.68   17.81
 Government/Mortgage
 Index
 Morningstar            2.15   9.07  6.84  10.76  -1.44   7.45   8.45   2.80   16.42
 Intermediate
 Government Category
 Average

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/       2.92   9.07  6.62
 /(12/06/00)
 ADVISORS PREFERRED/    3.20   9.26  6.80
 /(12/06/00)
 ADVISORS SIGNATURE     2.88   8.93  6.47
 CLASS (11/01/04)
 SELECT (12/06/00)      3.40   9.47  6.98
 PREFERRED (12/06/00)   3.51   9.58  7.30
Principal Global                           10.71  -0.57   8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers        4.11  10.26  8.42  11.63  -0.82   8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar            4.92   7.88  7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

INFLATION PROTECTION
FUND
 ADVISORS SELECT CLASS
 (12/29/04)
 ADVISORS PREFERRED
 CLASS (12/29/04)
 ADVISORS SIGNATURE
 CLASS (12/29/04)
 SELECT CLASS
 (12/29/04)
 PREFERRED CLASS
 (12/29/04)
 Lehman Brothers US     8.39  16.56  7.89  13.18   2.63   3.95
 Treasury TIPS Index
 Morningstar Long-Term  4.73  16.70  3.69  20.06  -8.08  10.62  12.34  -1.61   31.15
 Government Category
 Average                -------------------------------------------------------------


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                             AVERAGE ANNUAL TOTAL RETURNS
                             (THROUGH SEPTEMBER 30, 2005)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2004
                        ----------------------------------------     ------
MONEY MARKET FUND
 ADVISORS SELECT
 (12/06/00)             1.42  1.63  0.64   N/A   N/A    1.28         0.29
 ADVISORS PREFERRED
 (12/06/00)             1.56  1.82  0.80   N/A   N/A    1.45         0.44
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.41   N/A   N/A   N/A   N/A    1.54
 SELECT (12/06/00)      1.69  2.00  0.98   N/A   N/A    1.64         0.63
 PREFERRED (12/06/00)   1.79  2.13  1.12   N/A   N/A    1.77         0.75
Principal Global
Investors Money Market
Composite                                 2.42  3.78
 Lehman Brothers U.S.
 Treasury Bellwethers
 3 Month Index          2.13  2.60  1.66  2.49  3.95    2.27         1.30

PREFERRED SECURITIES
FUND (05/01/02)
 ADVISORS SELECT
 (06/01/04)             0.85  3.23   N/A   N/A   N/A    5.47
 ADVISORS PREFERRED
 (06/01/04)             0.99  3.48   N/A   N/A   N/A    5.65
 ADVISORS SIGNATURE
 CLASS (11/01/04)       0.75  3.03  4.59   N/A   N/A    5.31         3.43
 SELECT (06/01/04)      1.13  3.63   N/A   N/A   N/A    5.84
 PREFERRED (06/01/04)   1.21  3.83   N/A   N/A   N/A    5.99
Spectrum Preferred
Securities Composite                8.13  9.35  8.28
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80  3.96  6.62  6.55    4.97         4.34
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43  4.01  5.98  5.78    4.43         3.81

SHORT-TERM BOND FUND
 previously High
 Quality Short-Term
 Bond Fund
 ADVISORS SELECT
 (12/06/00)             0.92  0.83  1.52   N/A   N/A    3.66         0.37
 ADVISORS PREFERRED
 (12/06/00)             1.05  1.00  1.95   N/A   N/A    4.00         1.03
 ADVISORS SIGNATURE
 CLASS (11/01/04)       0.82  0.80  1.67   N/A   N/A    3.71         0.82
 SELECT/ /(12/06/00)    1.31  1.31  1.75   N/A   N/A    3.94         0.84
 PREFERRED (12/06/00)   1.29  1.33  2.08   N/A   N/A    4.20         0.96
Principal Global
Investors Limited Term
Fixed Income Composite                    4.84   N/A
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     0.86  1.01  2.50  5.21  5.62    4.84         1.85
 Morningstar
 Short-Term Bond
 Category Average       0.98  1.31  2.13  4.14  4.80    3.78         1.60

ULTRA SHORT BOND FUND
(previously Capital
Preservation)
 ADVISORS SELECT
 (06/15/01)             1.56  1.78  2.15   N/A   N/A    2.59         1.73
 ADVISORS PREFERRED
 (06/15/01)             1.70  1.96  2.33   N/A   N/A    2.77         1.91
 ADVISORS SIGNATURE
 CLASS (11/01/04)       1.45   N/A   N/A   N/A   N/A    1.58
 SELECT (06/15/01)      1.66  1.97  2.46   N/A   N/A    2.91         2.11
 PREFERRED (06/15/01)   1.94  2.28  2.65   N/A   N/A    3.09         2.23
 6-Month LIBOR Index    2.30  2.80  1.85  2.77   N/A    2.14         1.47
 Morningstar
 Ultrashort Bond        1.81  2.25  1.78  3.05  4.42    2.33         1.24
 Category Average
                        ----------------------------------------     ------

                                           ANNUAL TOTAL RETURNS
                                         (YEAR ENDED DECEMBER 31)


                        2003  2002   2001   2000   1999   1998  1997   1996   1995
                        ------------------------------------------------------------
MONEY MARKET FUND
 ADVISORS SELECT        0.08   0.72   3.28
 (12/06/00)
 ADVISORS PREFERRED     0.23   0.91   3.45
 (12/06/00)
 ADVISORS SIGNATURE
 CLASS (11/01/04)
 SELECT (12/06/00)      0.40   1.10   3.65
 PREFERRED (12/06/00)   0.55   1.23   3.78
Principal Global                             6.21   4.71  5.13   5.10  4.95    5.53
Investors Money Market
Composite
 Lehman Brothers U.S.   1.15   1.78   4.45   6.20   4.91  5.33   5.53  5.38    6.09
 Treasury Bellwethers
 3 Month Index

PREFERRED SECURITIES
FUND (05/01/02)
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE     9.75
 CLASS (11/01/04)
 SELECT (06/01/04)
 PREFERRED (06/01/04)
Spectrum Preferred             9.72  10.55  16.11  -5.05  8.25  12.47  7.95   23.50
Securities Composite
 Lehman Brothers        4.11  10.26   8.42  11.63  -0.82  8.69   9.65  3.63   13.47
 Aggregate Bond Index
 Morningstar            4.92   7.88   7.36   9.45  -1.22  7.42   8.76  3.30   17.35
 Intermediate-Term
 Bond Category Average

SHORT-TERM BOND FUND
 previously High
 Quality Short-Term
 Bond Fund
 ADVISORS SELECT        2.01   6.98   6.44
 (12/06/00)
 ADVISORS PREFERRED     2.19   7.37   6.71
 (12/06/00)
 ADVISORS SIGNATURE     1.87   7.04   6.38
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    2.41   6.55   6.89
 PREFERRED (12/06/00)   2.51   7.50   7.01
Principal Global                             8.81   1.05  6.79   6.64  4.88
Investors Limited Term
Fixed Income Composite
 Lehman Brothers        3.35   8.12   9.03   8.91   2.09  7.63   7.13  4.67   12.88
 Mutual Fund 1-5
 Gov't/Credit Index
 Morningstar            2.39   5.24   7.32   8.14   2.12  6.28   6.51  4.35   11.48
 Short-Term Bond
 Category Average

ULTRA SHORT BOND FUND
(previously Capital
Preservation)
 ADVISORS SELECT        2.37   3.37
 (06/15/01)
 ADVISORS PREFERRED     2.53   3.56
 (06/15/01)
 ADVISORS SIGNATURE
 CLASS (11/01/04)
 SELECT (06/15/01)      2.73   3.76
 PREFERRED (06/15/01)   2.85   3.88
 6-Month LIBOR Index    1.32   2.06   5.00   6.76   5.44  5.89   5.94  5.81
 Morningstar            1.56   2.73   5.77   6.72   4.45  5.08   6.18  6.14    7.62
 Ultrashort Bond
 Category Average       ------------------------------------------------------------



    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS

                                                                            AVERAGE ANNUAL TOTAL RETURNS
                                                                            (THROUGH SEPTEMBER 30, 2005)

                                                                                                                  LIFE
                                                            YTD      1 YR      3 YR         5 YR     10 YR      OF FUND
                                                          ------------------------------------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)                                2.21      7.86      9.75          N/A       N/A      5.45
  ADVISORS PREFERRED (03/01/01)                            2.38      8.06      9.88          N/A       N/A      5.60
 ADVISORS SIGNATURE CLASS (11/01/04)                       2.20      7.83      9.59          N/A       N/A      5.30
 SELECT (03/01/01)                                         2.63      8.34     10.11          N/A       N/A      5.81
 PREFERRED (03/01/01)                                      2.71      8.51     10.28          N/A       N/A      5.97
 S&P 500 Index                                             2.77     12.25     16.71        -1.49      9.48      1.48
 Lehman Brothers Aggregate Bond Index                      1.82      2.80      3.96         6.62      6.55      5.71
 Morningstar Conservative Allocation Category Average      1.94      5.95      7.90         3.44      6.56      3.27

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)                                3.48     10.46     11.64          N/A       N/A      5.68
  ADVISORS PREFERRED (03/01/01)                            3.56     10.65     11.83          N/A       N/A      5.86
 ADVISORS SIGNATURE CLASS (11/01/04)                       3.38     10.32     11.49          N/A       N/A      5.54
 SELECT (03/01/01)                                         3.73     10.93     12.03          N/A       N/A      6.05
 PREFERRED/ /(03/01/01)                                    3.89     11.12     12.17          N/A       N/A      6.19
 S&P 500 Index                                             2.77     12.25     16.71        -1.49      9.48      1.48
 Lehman Brothers Aggregate Bond Index                      1.82      2.80      3.96         6.62      6.55      5.71
 Morningstar Conservative Allocation Category Average      1.94      5.95      7.90         3.44      6.56      3.27

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)                                5.08     13.41     13.45          N/A       N/A      6.00
  ADVISORS PREFERRED (03/01/01)                            5.24     13.68     13.71          N/A       N/A      6.21
 ADVISORS SIGNATURE CLASS (11/01/04)                       4.97     13.35     13.34          N/A       N/A      5.86
 SELECT/ /(03/01/01)                                       5.41     13.88     13.88          N/A       N/A      6.38
 PREFERRED/ /(03/01/01)                                    5.40     13.97     13.99          N/A       N/A      6.50
 S&P 500 Index                                             2.77     12.25     16.71        -1.49      9.48      1.48
 Lehman Brothers Aggregate Bond Index                      1.82      2.80      3.96         6.62      6.55      5.71
 Morningstar Moderate Allocation Category Average          3.60     10.81     12.40         2.21      7.65      3.53

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)                                5.59     14.76     14.59          N/A       N/A      5.54
  ADVISORS PREFERRED (03/01/01)                            5.75     14.92     14.79          N/A       N/A      5.76
 ADVISORS SIGNATURE CLASS (11/01/04)                       5.58     14.63     14.47          N/A       N/A      5.42
 SELECT/ /(03/01/01)                                                          15.69///(1)/   N/A       N/A      6.34/(1)/
                                                           5.90     15.23
 PREFERRED/ /(03/01/01)                                    6.01     15.34     15.12          N/A       N/A      6.05
 S&P 500 Index                                             2.77     12.25     16.71        -1.49      9.48      1.48
 Lehman Brothers Aggregate Bond Index                      1.82      2.80      3.96         6.62      6.55      5.71
 Morningstar Moderate Allocation Category Average          3.60     10.81     12.40         2.21      7.65      3.53
                                                          ------------------------------------------------------------------

///(//1//) //
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
                                                                                              ANNUAL TOTAL RETURNS
                                                                                            (YEAR ENDED DECEMBER 31)


                                                                    2004      2003      2002       2001       2000      1999
                                                                  --------------------------------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)                                        10.52     14.43      -2.42
  ADVISORS PREFERRED (03/01/01)                                    10.45     14.63      -2.25
 ADVISORS SIGNATURE CLASS (11/01/04)                               10.16     14.29      -2.55
 SELECT (03/01/01)                                                 10.66     14.75      -2.06
 PREFERRED (03/01/01)                                              10.84     14.98      -1.94
 S&P 500 Index                                                     10.87     28.67     -11.88     -11.88     -9.11     21.04
 Lehman Brothers Aggregate Bond Index                               4.34      4.11       8.42       8.42     11.63     -0.82
 Morningstar Conservative Allocation Category Average               5.71     12.79      -3.15      -0.81      4.40      7.15

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)                                        10.95     17.90      -5.07
  ADVISORS PREFERRED (03/01/01)                                    11.15     18.11      -4.89
 ADVISORS SIGNATURE CLASS (11/01/04)                               10.77     17.75      -5.29
 SELECT (03/01/01)                                                 11.36     18.22      -4.71
 PREFERRED/ /(03/01/01)                                            11.56     18.38      -4.70
 S&P 500 Index                                                     10.87     28.67     -22.11     -11.88     -9.11     21.04
 Lehman Brothers Aggregate Bond Index                               4.34      4.11      10.26       8.42     11.63     -0.82
 Morningstar Conservative Allocation Category Average               5.71     12.79      -3.15      -0.81      4.40      7.15

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)                                        11.50     20.62      -7.68
  ADVISORS PREFERRED (03/01/01)                                    11.70     20.84      -7.51
 ADVISORS SIGNATURE CLASS (11/01/04)                               11.42     20.52      -7.82
 SELECT/ /(03/01/01)                                               11.82     21.10      -7.34
 PREFERRED/ /(03/01/01)                                            12.01     21.25      -7.24
 S&P 500 Index                                                     10.87     28.67     -22.11     -11.88     -9.11     21.04
 Lehman Brothers Aggregate Bond Index                               4.34      4.11      10.26       8.42     11.63     -0.82
 Morningstar Moderate Allocation Category Average                   8.62     20.06     -11.48      -4.63      1.66     10.34

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)                                        12.06     22.30     -10.72
  ADVISORS PREFERRED (03/01/01)                                    12.14     22.62     -10.46
 ADVISORS SIGNATURE CLASS (11/01/04)                               11.83     22.23     -10.84
 SELECT/ /(03/01/01)                                               12.43     24.93     -10.39
 PREFERRED/ /(03/01/01)                                            12.49     22.88     -10.28
 S&P 500 Index                                                     10.87     28.67     -22.11     -11.88     -9.11     21.04
 Lehman Brothers Aggregate Bond Index                               4.34      4.11      10.26       8.42     11.63     -0.82
 Morningstar Moderate Allocation Category Average                   8.62     20.06     -11.48      -4.63      1.66     10.34
                                                                  --------------------------------------------------------------

///(//1//) //
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.




                                                            1998      1997      1996       1995
                                                          ----------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (03/01/01)
 PREFERRED (03/01/01)
 S&P 500 Index                                             28.58     33.36     22.96      37.58
 Lehman Brothers Aggregate Bond Index                       8.69      9.65      3.63      18.47
 Morningstar Conservative Allocation Category Average      11.63     14.86     10.65      21.46

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                             28.58     33.36     22.96      37.58
 Lehman Brothers Aggregate Bond Index                       8.69      9.65      3.63      18.47
 Morningstar Conservative Allocation Category Average      11.63     14.86     10.65      21.46

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                             28.58     33.36     22.96      37.58
 Lehman Brothers Aggregate Bond Index                       8.69      9.65      3.63      18.47
 Morningstar Moderate Allocation Category Average          13.20     19.35     14.15      25.72

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                             28.58     33.36     22.96      37.58
 Lehman Brothers Aggregate Bond Index                       8.69      9.65      3.63      18.47
 Morningstar Moderate Allocation Category Average          13.20     19.35     14.15      25.72
                                                          ----------------------------------------

///(//1//) //
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                           (THROUGH SEPTEMBER 30, 2005)

                                                                                        LIFE
                                                     YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                                                     -------------------------------------------     -------
PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT (03/01/01)                          5.90  15.71  15.35    N/A   N/A    5.68         12.24
  ADVISORS PREFERRED (03/01/01)                      6.07  15.91  15.55    N/A   N/A    5.85         12.46
 ADVISORS SIGNATURE CLASS (11/01/04)                 5.80  15.47  15.14    N/A   N/A    5.49         12.00
 SELECT/ /(03/01/01)                                 6.24  16.22  15.77    N/A   N/A    6.02         12.59
 PREFERRED (03/01/01)                                6.31  16.28  15.89    N/A   N/A    6.18         12.77
 S&P 500 Index                                       2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers Aggregate Bond Index                1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Moderate Allocation Category Average    3.60  10.81  12.40   2.21  7.65    3.53          8.62

PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT (03/01/01)                          6.40  16.83  16.46    N/A   N/A    4.72         12.38
  ADVISORS PREFERRED (03/01/01)                      6.48  16.93  16.62    N/A   N/A    4.89         12.60
 ADVISORS SIGNATURE CLASS (11/01/04)                 6.20  16.58  16.29    N/A   N/A    4.53         12.38
 SELECT/ /(03/01/01)                                 6.56  17.12  16.82    N/A   N/A    5.08         12.82
 PREFERRED/ /(03/01/01)                              6.74  17.22  16.94    N/A   N/A    5.20         12.94
 S&P 500 Index                                       2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers Aggregate Bond Index                1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Large Blend Category Average            3.49  13.17  15.72  -1.17  8.23    1.39          9.96
                                                                          ANNUAL TOTAL RETURNS
                                                                        (YEAR ENDED DECEMBER 31)


                                                     2003    2002    2001   2000   1999   1998   1997   1996    1995
                                                     -----------------------------------------------------------------
PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT (03/01/01)                          23.76  -13.25
  ADVISORS PREFERRED (03/01/01)                      23.75  -13.09
 ADVISORS SIGNATURE CLASS (11/01/04)                 23.40  -13.37
 SELECT/ /(03/01/01)                                 24.01  -13.03
 PREFERRED (03/01/01)                                24.14  -12.82
 S&P 500 Index                                       28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                 4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Morningstar Moderate Allocation Category Average    20.06  -11.48   -4.63   1.66  10.34  13.20  19.35  14.15   25.72

PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT (03/01/01)                          25.55  -16.31
  ADVISORS PREFERRED (03/01/01)                      25.80  -16.26
 ADVISORS SIGNATURE CLASS (11/01/04)                 25.34  -16.46
 SELECT/ /(03/01/01)                                 26.03  -16.01
 PREFERRED/ /(03/01/01)                              26.06  -15.91
 S&P 500 Index                                       28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                 4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Morningstar Large Blend Category Average            26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43  20.37   31.99



PERFORMANCE RESULTS - REAL ESTATE FUNDS

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (THROUGH SEPTEMBER 30, 2005)

                                                                           LIFE
                                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                                       --------------------------------------------     -------
REAL ESTATE SECURITIES FUND
 ADVISORS SELECT (12/06/00)            10.34  29.44  26.50    N/A    N/A   19.94        33.08
  ADVISORS PREFERRED (12/06/00)        10.49  29.67  26.97    N/A    N/A   20.31        33.34
 ADVISORS SIGNATURE CLASS (11/01/04)   10.26  29.24  26.57    N/A    N/A   19.94        32.88
 SELECT/ /(12/06/00)                   10.72  30.00  26.94    N/A    N/A   20.38        33.51
 PREFERRED/ /(12/06/00)                10.81  30.11  27.14    N/A    N/A   20.51        33.68
Principal Capital - REI Real Estate
Composite                                                   27.93  20.47
 MSCI US REIT Index                    10.21   27.1  25.68  19.19  14.64   19.35        31.49
 Morningstar Specialty - Real Estate    8.87  26.23  25.93  18.54  15.05   18.73        31.88
 Category Average
                                       --------------------------------------------     -------
                                                           ANNUAL TOTAL RETURNS
                                                         (YEAR ENDED DECEMBER 31)


                                       2003   2002  2001   2000   1999    1998   1997   1996    1995
                                       ---------------------------------------------------------------
REAL ESTATE SECURITIES FUND
 ADVISORS SELECT (12/06/00)            37.35  7.05   7.49
  ADVISORS PREFERRED (12/06/00)        37.50  7.97   7.68
 ADVISORS SIGNATURE CLASS (11/01/04)   37.08  7.64   7.35
 SELECT/ /(12/06/00)                   37.73  7.52   7.88
 PREFERRED/ /(12/06/00)                38.05  7.56   7.92
Principal Capital - REI Real Estate                        31.15  -3.01  -10.20  19.83
Composite
 MSCI US REIT Index                    36.74  3.64  12.83  26.81  -4.55  -16.90  18.58  35.89   12.90
 Morningstar Specialty - Real Estate   36.89  4.10   8.93  25.83  -3.35  -15.79  23.05  31.68   15.17
 Category Average                      ---------------------------------------------------------------


    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                      (THROUGH SEPTEMBER 30, 2005)

                                                                                   LIFE
                                                YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                                               --------------------------------------------     -------
DIVERSIFIED INTERNATIONAL FUND
 ADVISORS SELECT (12/06/00)                    16.55  34.33  25.01    N/A    N/A    3.75        19.37
  ADVISORS PREFERRED (12/06/00)                16.65  34.49  25.23    N/A    N/A    3.97        19.53
 ADVISORS SIGNATURE CLASS (11/01/04)           16.34  34.05  24.83    N/A    N/A    3.64        19.18
 SELECT (12/06/00)                             16.42  34.42  25.87    N/A    N/A    4.38        19.92
 PREFERRED (12/06/00)                          16.81  34.82  25.63    N/A    N/A    4.31        19.93
Principal Global Investors International
Large Cap Composite                                                  4.13   8.52
 Citigroup BMI Global ex-US Index              13.02  30.65  28.37   5.81   7.55    7.25        22.23
 Morningstar Foreign Large Blend Category
 Average                                        9.69  25.15  22.03   1.15   6.25    2.42        17.59

INTERNATIONAL EMERGING MARKETS FUND
 ADVISORS SELECT (12/06/00)                    25.72  50.71  37.90    N/A    N/A   17.19        24.93
  ADVISORS PREFERRED (12/06/00)                25.87  50.88  38.14    N/A    N/A   17.39        25.18
 ADVISORS SIGNATURE CLASS (11/01/04)           25.66  50.50  37.74    N/A    N/A   17.04        24.79
 SELECT/ /(12/06/00)                           25.99  51.10  38.43    N/A    N/A   17.62        25.48
 PREFERRED/ /(12/06/00)                        26.14  51.35  38.59    N/A    N/A   17.71        25.54
Principal Global Investors International
Emerging Markets Equity Composite                                   14.35  11.73
 MSCI Emerging Markets Free Index - NDTR       25.03  46.58  39.06    N/A    N/A   18.45        25.56
 Morningstar Diversified Emerging Markets
 Category Average                              23.34  44.04  36.80  14.08   6.70   17.75        23.75

INTERNATIONAL GROWTH FUND
 ADVISORS SELECT (12/06/00)                    15.90  31.31  27.23    N/A    N/A    4.94        21.83
  ADVISORS PREFERRED (12/06/00)                16.08  31.61  28.93    N/A    N/A    5.93        22.10
 ADVISORS SIGNATURE CLASS (11/01/04)           15.82  31.21  27.14    N/A    N/A    4.85        21.69
 SELECT/ /(12/06/00)                           16.22  31.80  27.79    N/A    N/A    5.39        22.54
 PREFERRED/ /(12/06/00)                        16.39  31.97  27.99    N/A    N/A    5.51        22.50
 Citigroup Broad Market (BMI) World Ex-US
 Growth Index                                  12.19  28.15  25.66   1.39   6.20    3.31        19.34
 Morningstar Foreign Large Growth Category
 Average                                        9.39  24.73  21.46  -0.95   5.36    1.19        15.58

PARTNERS GLOBAL EQUITY GROWTH FUND
 ADVISORS SELECT (03/01/05)                      N/A    N/A    N/A    N/A    N/A    5.30
  ADVISORS PREFERRED (03/01/05)                  N/A    N/A    N/A    N/A    N/A    5.30
 ADVISORS SIGNATURE CLASS (03/01/05)             N/A    N/A    N/A    N/A    N/A    5.10
 SELECT/ /(03/01/05)                             N/A    N/A    N/A    N/A    N/A    5.40
 PREFERRED/ /(03/01/05)                          N/A    N/A    N/A    N/A    N/A    5.50
JP Morgan Global Equity (Segment) Composite     6.84  18.33  19.87   1.82    N/A                12.98
 MSCI World Index - ND                          6.24  18.93  20.42   0.27   7.21    5.35        14.72
 Morningstar World Stock Category Average       7.49  21.21  21.04   0.51   7.91    6.49        15.06
                                               --------------------------------------------     -------

                                                                     ANNUAL TOTAL RETURNS
                                                                   (YEAR ENDED DECEMBER 31)


                                               2003    2002    2001    2000   1999    1998   1997   1996    1995
                                               -------------------------------------------------------------------
DIVERSIFIED INTERNATIONAL FUND
 ADVISORS SELECT (12/06/00)                    33.09  -17.13  -24.95
  ADVISORS PREFERRED (12/06/00)                33.34  -16.84  -24.76
 ADVISORS SIGNATURE CLASS (11/01/04)           32.93  -17.09  -25.00
 SELECT (12/06/00)                             35.20  -16.68  -24.70
 PREFERRED (12/06/00)                          33.80  -16.34  -24.70
Principal Global Investors International                               -7.57  25.78   10.47  12.43  24.54   14.07
Large Cap Composite
 Citigroup BMI Global ex-US Index              42.15  -13.81  -20.08  -12.04  28.75   17.27   2.62   8.70   11.77
 Morningstar Foreign Large Blend Category      33.32  -16.91  -21.83  -16.02  40.08   13.55   5.99  12.31   10.76
 Average

INTERNATIONAL EMERGING MARKETS FUND
 ADVISORS SELECT (12/06/00)                    55.86   -7.59   -4.06
  ADVISORS PREFERRED (12/06/00)                56.17   -7.39   -3.98
 ADVISORS SIGNATURE CLASS (11/01/04)           55.69   -7.68   -4.28
 SELECT/ /(12/06/00)                           56.28   -7.18   -3.70
 PREFERRED/ /(12/06/00)                        56.57   -7.08   -3.68
Principal Global Investors International                              -28.63  63.25  -17.59  11.38  25.57    7.46
Emerging Markets Equity Composite
 MSCI Emerging Markets Free Index - NDTR       55.82   -6.18   -2.61
 Morningstar Diversified Emerging Markets      55.30   -5.90   -3.73  -31.11  71.86  -27.03  -3.68  13.35   -3.45
 Category Average

INTERNATIONAL GROWTH FUND
 ADVISORS SELECT (12/06/00)                    37.85  -16.84  -21.75
  ADVISORS PREFERRED (12/06/00)                38.13  -13.78  -21.51
 ADVISORS SIGNATURE CLASS (11/01/04)           37.76  -16.92  -21.76
 SELECT/ /(12/06/00)                           38.33  -16.46  -21.46
 PREFERRED/ /(12/06/00)                        38.80  -16.35  -21.46
 Citigroup Broad Market (BMI) World Ex-US      38.42  -16.97  -24.13  -17.97  36.58   19.63   3.91   8.41   12.61
 Growth Index
 Morningstar Foreign Large Growth Category     33.15  -19.15  -24.36  -20.88  52.48   14.80   6.99  13.88   10.03
 Average

PARTNERS GLOBAL EQUITY GROWTH FUND
 ADVISORS SELECT (03/01/05)
  ADVISORS PREFERRED (03/01/05)
 ADVISORS SIGNATURE CLASS (03/01/05)
 SELECT/ /(03/01/05)
 PREFERRED/ /(03/01/05)
JP Morgan Global Equity (Segment) Composite    31.75  -18.01  -12.29  -12.39  25.82   14.61  17.66  15.54
 MSCI World Index - ND                         33.11  -19.89  -16.89  -13.18  24.93   24.34  15.76  13.48   20.72
 Morningstar World Stock Category Average      34.82  -18.57  -15.95   -8.24  40.38   13.56  13.91  16.53   16.59
                                               -------------------------------------------------------------------



    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                     (THROUGH SEPTEMBER 30, 2005)

                                                                                  LIFE
                                                YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2004
                                               -------------------------------------------     -------
PARTNERS INTERNATIONAL FUND (12/29/03)
 ADVISORS SELECT (6/1/04)                       9.40  25.18    N/A   N/A   N/A    20.00
  ADVISORS PREFERRED (6/1/04)                   9.47  25.39    N/A   N/A   N/A    20.16
 ADVISORS SIGNATURE CLASS (11/01/04)            9.27  25.22    N/A   N/A   N/A    16.74        19.62
 SELECT (6/1/04)                                9.72  25.68    N/A   N/A   N/A    20.45
 PREFERRED/ /(6/1/04)                           9.80  25.67    N/A   N/A   N/A    20.52
Fidelity International Composite               10.01  26.38  25.25  4.09  7.56                 20.51
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND                                     9.08  25.79  24.61  3.13  5.83    20.48        20.25
 Morningstar Foreign Large Blend Category       9.69  25.15  22.03  1.15  6.25    19.98        17.59
 Average
                                               -------------------------------------------     -------

                                                                    ANNUAL TOTAL RETURNS
                                                                  (YEAR ENDED DECEMBER 31)


                                               2003    2002    2001    2000   1999   1998   1997  1996    1995
                                               -----------------------------------------------------------------
PARTNERS INTERNATIONAL FUND (12/29/03)
 ADVISORS SELECT (6/1/04)
  ADVISORS PREFERRED (6/1/04)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (6/1/04)
 PREFERRED/ /(6/1/04)
Fidelity International Composite               40.19  -13.21  -19.54  -12.47  36.82  19.03  6.27   8.93   12.85
 MSCI EAFE (Europe, Australia, Far East)       38.59  -15.94  -21.44  -14.17  26.96  20.00  1.78   6.05   11.21
 Index - ND
 Morningstar Foreign Large Blend Category      33.32  -19.15  -24.36  -20.88  52.48  14.80  6.99  13.88   10.03
 Average                                       -----------------------------------------------------------------





    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

IMPORTANT NOTES TO THE APPENDIX


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity..


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP BROAD MARKET (BMI) WORLD EX-US GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRASHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

 ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information, dated November 22, 2005, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http://www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                       PRINCIPAL INVESTORS FUND, INC.



                                    CLASS J


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


            The date of this Prospectus November 22, 2005.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                             TABLE OF CONTENTS



Fund Descriptions.......................................................

 Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........

  Ultra Short Bond Fund f/k/a Capital Preservation Fund .................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund ..

  High Quality Intermediate-Term Bond Fund..............................

  Inflation Protection Fund.............................................

  Preferred Securities Fund.............................................


 Moderate Funds
  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth Fund.........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners MidCap Value Fund............................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Value Fund..........................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................

  SmallCap Value Fund...................................................


 Dynamic Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


2                                                Principal Investors Fund
                                                          1-800-247-4123

General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 How to Buy Fund Shares.................................................

 How to Redeem (Sell) Shares............................................

 How to Exchange Shares Among Principal Investors Funds.................

 Dividends and Distributions............................................

 General Information About a Fund Account...............................

 Portfolio Holdings Information.........................................

 Financial Highlights...................................................

Appendix A..............................................................

Additional Information..................................................


Principal Investors Fund                                                3
www.principal.com

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.


4                                                Principal Investors Fund
                                                          1-800-247-4123

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. Columbus Circle Investors ("CCI")*
.. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") .. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")

  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor"), Principal Life and Spectrum are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


CLASS J SHARES
Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through registered representatives of:
.. Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
.. Princor selling Class J shares as a result of certain plan or contract terminations;

.. selected broker/dealers selling Class J shares in conjunction with the
  Principal Income IRA or 403(b) plans or health savings accounts;
.. registered representatives of Princor and of selected broker/dealers selling
  Class J shares in conjunction with payroll deduction plans; and .. selected broker-dealers with which Princor has entered into a selling agreement.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

Class J shares of the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage, a fee-based brokerage account. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.


Principal Investors Fund                                                5
www.principal.com

For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets. A discussion of fees and expenses appears later in the Prospectus under the caption "The Costs of Investing."

The description of each Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses remain the same. Your actual costs of investing in a particular Fund may be higher or lower than the costs assumed for purposes of the examples.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may


6                                                Principal Investors Fund
                                                          1-800-247-4123
  not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                7
www.principal.com

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


8                                                Principal Investors Fund
                                                          1-800-247-4123

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.


Principal Investors Fund                                                9
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO            0.53
2002            0.01
2003            0.20
2004
Year-to-date return as of September 30, 2005 for Class J is 1.39%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS J ...........................                0.80                 N/A                   N/A                   0.80
 Lehman Brothers U.S. Treasury Bellwethers
 3 Month Index ............................         1.30                1.41                  4.19                   1.98
   Index performance does not reflect deductions for fees, expenses or taxes.
  To obtain the Fund's current yield, call
  1-800-547-7754
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 * Lifetime results are measured from the date the Class J shares were first sold. (March 1, 2001)


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees.......................         0.40%
 12b-1 Fees* ..........................         0.25
 Other Expenses........................         0.53
                                                ----
   TOTAL ANNUAL FUND OPERATING EXPENSES         1.18%

 *Effective January 1, 2005, the 12b-1 fee was changed from 0.50% to 0.25%. The lower fee is reflected in the Example table below.
  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally paid by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $220     $375     $649     $1,432          $120    $375    $649     $1,432



10                                               Principal Investors Fund
                                                          1-800-247-4123

SHORT-TERM BOND FUND F/K/A HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a


Principal Investors Fund                                               11
www.principal.com
longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


12                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            6.77
2003            1.81
2004            0.45


Year-to-date return as of September 30, 2005 for Class J is 0.91%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      3.08%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -1.70%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              -0.53                  N/A                   N/A                    3.36
     (AFTER TAXES ON DISTRIBUTIONS).....         -1.34                  N/A                   N/A                    2.01
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................         -0.35                  N/A                   N/A                    2.05
 Lehman Brothers Mutual Fund 1-5
 Gov't/Credit Index.....................          1.85                 6.21                  6.51                    5.16
 Morningstar Short-Term Bond Category
 Average ...............................          1.60                 4.91                  5.52                    3.88
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses....................          0.28
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          1.18

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                               13
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $220     $375     $649     $1,432          $120    $375    $64$1



14                                               Principal Investors Fund
                                                          1-800-247-4123

ULTRA SHORT BOND FUND F/K/A CAPITAL PERSERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


Principal Investors Fund                                               15
www.principal.com

U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


16                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    3.12
2003                    2.18
2004                    1.74


 The year-to-date return as of September 30, 2005 for Class J is 1.55%.
 On July 29, 2004, the Fund converted to a money market fund. On May 27,
 2005, the Fund converted to an ultra short term bond fund.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '02                                     0.81%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '04                                     0.23%



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              0.74                  N/A                    N/A                    2.53
     (AFTER TAXES ON DISTRIBUTIONS).....         0.13                  N/A                    N/A                    1.58
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................         0.48                  N/A                    N/A                    1.58
 6-Month LIBOR Index ...................         1.47                  N/A                    N/A                    1.93
 Morningstar Ultrashort Bond Category
 Average ...............................         1.35                  N/A                    N/A                    2.31
   Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees.......................          0.40
 12b-1 Fees............................          0.50
 Other Expenses........................          0.23
                                                 ----
   TOTAL ANNUAL FUND OPERATING EXPENSES          1.13
  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally paid by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               17
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $215     $359     $622     $1,375          $115    $359    $622     $1,375




18                                               Principal Investors Fund
                                                          1-800-247-4123

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the


Principal Investors Fund                                               19
www.principal.com
effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


20                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002           8.22
2003           3.27
2004           3.89


The year-to-date return as of September 30, 2005 for Class J is 1.44%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.03%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.50%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              2.89                   N/A                   N/A                    5.00
     (AFTER TAXES ON DISTRIBUTIONS).....         1.79                   N/A                   N/A                    3.59
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................         1.88                   N/A                   N/A                    3.41
 Lehman Brothers Aggregate Bond Index ..         4.34                  7.71                  7.72                    6.36
 Morningstar Intermediate-Term Bond
 Category Average.......................         3.81                  6.83                  6.92                    5.73
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004


 Management Fees...........................         0.55
 12b-1 Fees................................         0.50
 Other Expenses*...........................         0.32
                                                    ----
       TOTAL ANNUAL FUND OPERATING EXPENSES         1.37
 * Other Expenses include:
  Reverse Repurchase Agreement Interest
  Expense                                           0.03
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                               21
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $239     $434     $750     $1,646          $139    $434    $75$1



22                                               Principal Investors Fund
                                                          1-800-247-4123

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


Principal Investors Fund                                               23
www.principal.com
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


24                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    7.75
2003                    0.83
2004                    2.80


The year-to-date return as of September 30, 2005 for Class J is 1.09%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                     3.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -1.78%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              1.80                   N/A                   N/A                    4.05
     (AFTER TAXES ON DISTRIBUTIONS).....         0.71                   N/A                   N/A                    2.61
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................         1.16                   N/A                   N/A                    2.58
 Lehman Brothers Government/Mortgage
 Index .................................         4.08                  7.30                  7.48                    5.79
 Morningstar Intermediate Government
 Category Average.......................         3.39                  6.31                  6.47                    5.12
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses....................          0.28
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.18
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                               25
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $220     $375     $649     $1,432          $120    $375    $64$1



26                                               Principal Investors Fund
                                                          1-800-247-4123

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


Principal Investors Fund                                               27
www.principal.com

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 152.5%


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


28                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                            8.71
2003                            2.88
2004                            3.44


The year-to-date return as of September 30, 2005 for Class J is 1.46%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.46%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.47%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              2.44                   N/A                   N/A                    4.94
     (AFTER TAXES ON DISTRIBUTIONS).....         1.33                   N/A                   N/A                    3.34
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................         1.65                   N/A                   N/A                    3.26
 Lehman Brothers Aggregate Bond Index ..         4.34                  7.71                  7.72                    6.36
 Morningstar Intermediate-Term Bond
 Category Average.......................         3.81                  6.83                  6.92                    5.73
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...........................         0.40%
 12b-1 Fees................................         0.50
 Other Expenses*...........................         0.40
                                                    ----
              TOTAL FUND OPERATING EXPENSES         1.30%
 * Other Expenses include:
  Reverse Repurchase Agreement Interest
  Expense                                           0.04
  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                               29
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $232     $412     $713     $1,568          $132    $412    $71$1



30                                               Principal Investors Fund
                                                          1-800-247-4123

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


Principal Investors Fund                                               31
www.principal.com

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


32                                               Principal Investors Fund
                                                          1-800-247-4123

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


Principal Investors Fund                                               33
www.principal.com

As the inception date of the Fund is December 29, 2004, only limited historical performance is available. The year-to-date return for Class J shares as of September 30, 2005 is 2.26%.

FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses (estimated) .......          0.43
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          1.33
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 (expenses that are deducted from Fund assets) as of December 29, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $235     $421     $729     $1,601          $135    $421    $729     $1,601



34                                               Principal Investors Fund
                                                          1-800-247-4123

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                               35
www.principal.com

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


36                                               Principal Investors Fund
                                                          1-800-247-4123

The inception date of the Fund is May 1, 2002. Class J shares were added to the Fund on December 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004                    3.57

The year-to-date return as of September 30, 2005 is 0.78%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                      3.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -5.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                    PAST 1 YEAR                       PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J.......(BEFORE TAXES)                           2.58                               N/A           N/A             2.68
     (AFTER TAXES ON
     DISTRIBUTIONS)...........                          0.86                               N/A           N/A             0.95
     (AFTER TAXES ON
     DISTRIBUTIONS AND SALE OF
     SHARES)..................                          1.67                               N/A           N/A             1.28
 Lehman Brothers Aggregate
 Bond Index...................                          4.34                              7.71          7.72             4.34
 Morningstar Intermediate-Term
 Bond Category Average .......                          3.81                              6.83          6.92             3.93
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses (estimated) .......          0.88
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          2.13

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.60%.

 * (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                               37
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                    YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3          5         10            1       3    10
 CLASS J                                                            $316     $667     $1,144     $2,462          $216    $667  $1,14





38                                               Principal Investors Fund
                                                          1-800-247-4123

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               39
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -28.97
2003            23.43
2004            8.31

The year-to-date return as of September 30, 2005 for Class J is 9.59%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     13.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01-18.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         7.31                   N/A                   N/A                    -4.68
     (AFTER TAXES ON DISTRIBUTIONS)....         7.13                   N/A                   N/A                    -4.72
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         4.75                   N/A                   N/A                    -3.96
 Russell 1000 Growth Index ............         6.30                 -9.29                  9.59                    -2.94
 Morningstar Large Growth Category
 Average ..............................         7.64                 -7.64                  9.00                    -2.78
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................    0.55
 12b-1 Fees........................    0.50
 Other Expenses....................    0.48
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.53

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $256     $483     $834     $1,824          $156    $483    $834     $1,824




40                                               Principal Investors Fund
                                                          1-800-247-4123

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                               41
www.principal.com

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


42                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -22.97
2003                    26.89
2004                    9.76

The year-to-date return as of September 30, 2005 for Class J is 2.11%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.49%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................          8.76                  N/A                    N/A                   -0.18
     (AFTER TAXES ON DISTRIBUTIONS)....          7.46                  N/A                    N/A                   -0.54
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.39                  N/A                    N/A                   -0.18
 S&P 500 Index ........................         10.87                -2.30                  12.07                    1.05
 Morningstar Large Blend Category
 Average ..............................          9.96                -1.77                  10.42                    0.76
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................    0.15
 12b-1 Fees........................    0.50
 Other Expenses....................    0.25
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    0.90

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $192     $287     $498     $1,108          $92     $287    $498     $1,108




Principal Investors Fund                                               43
www.principal.com

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for


44                                               Principal Investors Fund
                                                          1-800-247-4123
the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               45
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -13.72
2003            24.11
2004            11.43

The year-to-date return as of September 30, 2005 for Class J is 5.29%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.25%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J (BEFORE TAXES)............             10.43                  N/A                    N/A                    3.46
     (AFTER TAXES ON DISTRIBUTIONS)....          9.66                  N/A                    N/A                    3.24
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.75                  N/A                    N/A                    2.94
 Russell 1000 Value Index .............         16.49                 5.27                  13.83                    5.73
 Morningstar Large Value Category
 Average ..............................         12.91                 4.35                  11.35                    4.01
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   *  Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

 Management Fees...................    0.45
 12b-1 Fees........................    0.50
 Other Expenses....................    0.41
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.36

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $238     $431     $745     $1,635          $138    $431    $745     $1,635




46                                               Principal Investors Fund
                                                          1-800-247-4123

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                               47
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 225.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


48                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -8.95
2003                    26.80
2004                    15.67

The year-to-date return as of September 30, 2005 for Class J is 10.44%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.64%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.89%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)             14.67                  N/A                    N/A                    9.10
     (AFTER TAXES ON DISTRIBUTIONS)....         13.22                  N/A                    N/A                    8.44
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         10.51                  N/A                    N/A                    7.54
 Russell Midcap Value Index ...........         23.71                13.48                  15.72                   12.89
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                11.41                  13.40                   11.04
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.65
 12b-1 Fees........................    0.50
 Other Expenses....................    0.33
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.48

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $251     $468     $808     $1,768          $151    $468    $808     $1,768




Principal Investors Fund                                               49
www.principal.com

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


50                                               Principal Investors Fund
                                                          1-800-247-4123

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


Principal Investors Fund                                               51
www.principal.com

T. Rowe Price became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -17.17
2003                    22.90
2004                    9.41

The year-to-date return as of September 30, 2005 for Class J is 2.09%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.02%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.63%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................          8.41                  N/A                    N/A                    1.45
     (AFTER TAXES ON DISTRIBUTIONS)....          7.27                  N/A                    N/A                    1.17
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          6.71                  N/A                    N/A                    1.20
 S&P 500 Index ........................         10.87                -2.30                  12.07                    1.05
 Morningstar Large Blend Category
 Average ..............................          9.96                -1.77                  10.42                    0.76
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.75
 12b-1 Fees........................    0.50
 Other Expenses....................    0.31
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.56

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


52                                               Principal Investors Fund
                                                          1-800-247-4123

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $259     $493     $850     $1,856          $159    $493    $850     $1,856




Principal Investors Fund                                               53
www.principal.com

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Managemenr as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


54                                               Principal Investors Fund
                                                          1-800-247-4123

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Principal Investors Fund                                               55
www.principal.com

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -25.65
2003                    26.74
2004                    10.03

The year-to-date return as of September 30, 2005 for Class J is 3.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.73%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................          9.03                  N/A                    N/A                   -1.76
     (AFTER TAXES ON DISTRIBUTIONS)....          8.84                  N/A                    N/A                   -1.84
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          6.12                  N/A                    N/A                   -1.51
 S&P 500 Index ........................         10.87                -2.30                  12.07                    1.05
 Morningstar Large Blend Category
 Average ..............................          9.96                -1.77                  10.42                    0.76
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results for the index(es) shown are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................    0.45
 12b-1 Fees........................    0.50
 Other Expenses....................    0.31
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.26

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


56                                               Principal Investors Fund
                                                          1-800-247-4123

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $228     $400     $692     $1,523          $128    $400    $692     $1,523




Principal Investors Fund                                               57
www.principal.com

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


58                                               Principal Investors Fund
                                                          1-800-247-4123

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


Principal Investors Fund                                               59
www.principal.com

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003                    22.30
2004                     1.88

The year-to-date return as of September 30, 2005 for Class J is -0.51%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04-5.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................          0.91                  N/A                    N/A                   11.61
     (AFTER TAXES ON DISTRIBUTIONS)....          0.07                  N/A                    N/A                   11.14
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          1.70                  N/A                    N/A                    9.93
 Russell 1000 Growth Index ............          6.30                -9.29                   9.59                   17.44
 S&P 500 Index ........................         10.87                -2.30                  12.07                   19.45
 Morningstar Large Growth Category
 Average ..............................          7.64                -7.64                   9.00                   17.87
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees.......................         1.00%
 12b-1 Fees............................         0.50
 Other Expenses........................         0.86
                                                ----
   TOTAL ANNUAL FUND OPERATING EXPENSES         2.36%
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


60                                               Principal Investors Fund
                                                          1-800-247-4123

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                    YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3          5         10            1       3    10
 CLASS J                                                            $339     $736     $1,260     $2,696          $239    $736  $1,26



Principal Investors Fund                                               61
www.principal.com

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of September 30, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


62                                               Principal Investors Fund
                                                          1-800-247-4123
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               63
www.principal.com

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -28.41
2003                    22.57
2004                    8.13

The year-to-date return as of September 30, 2005 for Class J is 1.74%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         7.13                   N/A                   N/A                    -3.45
     (AFTER TAXES ON DISTRIBUTIONS)....         7.05                   N/A                   N/A                    -3.47
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         4.73                   N/A                   N/A                    -2.91
 Russell 1000 Growth Index ............         6.30                 -9.29                  9.59                    -2.94
 Morningstar Large Growth Category
 Average ..............................         7.64                 -7.64                  9.00                    -2.78
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          0.53
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          1.78

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


64                                               Principal Investors Fund
                                                          1-800-247-4123

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $281     $560     $964     $2,095          $181    $560    $964     $2,095




Principal Investors Fund                                               65
www.principal.com

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


66                                               Principal Investors Fund
                                                          1-800-247-4123

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               67
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -26.61
2003            24.91
2004            8.41

The year-to-date return as of September 30, 2005 for Class J is 0.78%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.15%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         7.41                   N/A                   N/A                    -1.74
     (AFTER TAXES ON DISTRIBUTIONS)....         6.98                   N/A                   N/A                    -1.84
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         5.11                   N/A                   N/A                    -1.50
 Russell 1000 Growth Index ............         6.30                 -9.29                  9.59                    -2.94
 Morningstar Large Growth Category
 Average ..............................         7.64                 -7.64                  9.00                    -2.78
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          0.60
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          2.10
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


68                                               Principal Investors Fund
                                                          1-800-247-4123

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $313     $658     $1,129     $2,431          $213    $658    $1,129     $2,431




Principal Investors Fund                                               69
www.principal.com

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


70                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -14.37
2003                    26.23
2004                    12.41

The year-to-date return as of September 30, 2005 for Class J is 3.39%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         11.41                  N/A                    N/A                    6.39
     (AFTER TAXES ON DISTRIBUTIONS)....         11.07                  N/A                    N/A                    6.23
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.87                  N/A                    N/A                    5.46
 Russell 1000 Value Index .............         16.49                 5.27                  13.83                    5.73
 Morningstar Large Value Category
 Average ..............................         12.91                 4.35                  11.35                    4.01
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.80
 12b-1 Fees........................    0.50
 Other Expenses....................    0.34
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.64

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $267     $517     $892     $1,944          $167    $517    $892     $1,944




Principal Investors Fund                                               71
www.principal.com

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


72                                               Principal Investors Fund
                                                          1-800-247-4123

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


Principal Investors Fund                                               73
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -10.75
2003                    34.66
2004                    21.45


The year-to-date return as of September 30, 2005 for Class J is 8.86%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -14.59%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         20.45                  N/A                    N/A                   11.03
     (AFTER TAXES ON DISTRIBUTIONS)....         18.77                  N/A                    N/A                   10.56
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         14.40                  N/A                    N/A                    9.42
 Russell Midcap Value Index ...........         23.71                13.48                  15.72                   12.89
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                11.41                  13.40                   11.04
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime resultsare measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          0.46
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          1.96
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


74                                               Principal Investors Fund
                                                          1-800-247-4123

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $299     $615     $1,057     $2,285          $199    $615    $1,057     $2,285




Principal Investors Fund                                               75
www.principal.com

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of September 30, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


76                                               Principal Investors Fund
                                                          1-800-247-4123
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


Principal Investors Fund                                               77
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -9.30
2003                    30.67
2004                    16.74

The year-to-date return as of September 30, 2005 for Class J is 6.72%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.87%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-9.42%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         15.74                  N/A                    N/A                    9.09
     (AFTER TAXES ON DISTRIBUTIONS)....         14.52                  N/A                    N/A                    8.78
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.79                  N/A                    N/A                    7.84
 Russell Midcap Index .................         20.22                 7.59                  14.50                    9.09
 Morningstar Mid-Cap Blend Category
 Average ..............................         16.00                 7.18                  13.16                    8.36
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime resultsare measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................    0.65
 12b-1 Fees........................    0.50
 Other Expenses....................    0.34
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.49

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $252     $471     $813     $1,779          $152    $471    $813     $1,779




78                                               Principal Investors Fund
                                                          1-800-247-4123

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               79
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 324.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


80                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -41.07
2003                    31.06
2004                    9.44

The year-to-date return as of September 30, 2005 for Class J is 8.10%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     16.80%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02-28.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................          8.44                  N/A                    N/A                   -8.09
     (AFTER TAXES ON DISTRIBUTIONS)....          8.44                  N/A                    N/A                   -8.09
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          5.49                  N/A                    N/A                   -6.74
 Russell Midcap Growth Index ..........         15.48                -3.36                  11.23                    2.34
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                -3.42                  10.25                    0.74
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................    0.65
 12b-1 Fees........................    0.50
 Other Expenses....................    0.50
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.65

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $268     $520     $897     $1,955          $168    $520    $897     $1,955




Principal Investors Fund                                               81
www.principal.com

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


82                                               Principal Investors Fund
                                                          1-800-247-4123

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                                               83
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -16.07
2003                    33.71
2004                    15.18

The year-to-date return as of September 30, 2005 for Class J is 8.02%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    17.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.87%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         14.18                  N/A                    N/A                    7.64
     (AFTER TAXES ON DISTRIBUTIONS)....         13.61                  N/A                    N/A                    7.37
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.80                  N/A                    N/A                    6.50
 S&P MidCap 400 Index .................         16.47                 9.53                  16.09                    9.02
 Morningstar Mid-Cap Blend Category
 Average ..............................         16.00                 7.18                  13.16                    8.36
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.15
 12b-1 Fees........................    0.50
 Other Expenses....................    0.39
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.04

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $206     $331     $574     $1,271          $106    $331    $574     $1,271




84                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


Principal Investors Fund                                               85
www.principal.com

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


86                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -32.51
2003                    47.14
2004                    11.23

The year-to-date return as of September 30, 2005 for Class J is 7.61%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02-18.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         10.23                  N/A                    N/A                   -0.92
     (AFTER TAXES ON DISTRIBUTIONS)....         10.23                  N/A                    N/A                   -0.92
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          6.65                  N/A                    N/A                   -0.78
 Russell Midcap Growth Index ..........         15.48                -3.36                  11.23                    2.34
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                -3.42                  10.25                    0.74
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          0.52
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          2.02
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               87
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $305     $634     $1,088     $2,348          $205    $634    $1,088     $2,348




88                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some


Principal Investors Fund                                               89
www.principal.com
investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


90                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -41.11
2003                    46.12
2004                    13.41

Year-to-date return as of September 30, 2005 for Class J is 0.99%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      20.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-23.64%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         12.41                  N/A                    N/A                   -0.41
     (AFTER TAXES ON DISTRIBUTIONS)....         12.41                  N/A                    N/A                   -0.41
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.07                  N/A                    N/A                   -0.35
 Russell 2000 Growth Index ............         14.31                -3.57                   7.12                    3.77
 Morningstar Small Growth Category
 Average ..............................         12.09                -0.55                  10.24                    4.28
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.10
 12b-1 Fees........................          0.50
 Other Expenses....................          0.64
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          2.24

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               91
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $327     $700     $1,200     $2,575          $227    $700    $1,200     $2,575




92                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                               93
www.principal.com

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


94                                               Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -25.31
2003                    43.35
2004                    9.92

The year-to-date return as of September 30, 2005 for Class J is 4.55%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                        20.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02  -14.09%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................          8.92                  N/A                    N/A                    2.00
     (AFTER TAXES ON DISTRIBUTIONS)....          8.48                  N/A                    N/A                    1.84
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          6.37                  N/A                    N/A                    1.67
 Russell 2000 Growth Index ............         14.31                -3.57                   7.12                    3.77
 Morningstar Small Growth Category
 Average ..............................         12.09                -0.55                  10.24                    4.28
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          0.80
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          2.30

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               95
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $333     $718     $1,230     $2,636          $233    $718    $1,230     $2,636




96                                               Principal Investors Fund
                                                          1-800-247-4123

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


Principal Investors Fund                                               97
www.principal.com

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


98                                               Principal Investors Fund
                                                          1-800-247-4123

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                            -11.11
2003                            36.62
2004                            16.81

The year-to-date return as of September 30, 2005 for Class J is 6.79%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      19.16%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -21.07%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         15.81                  N/A                    N/A                   13.54
     (AFTER TAXES ON DISTRIBUTIONS)....         15.81                  N/A                    N/A                   13.32
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         10.28                  N/A                    N/A                   11.64
 Russell 2000 Value Index .............         22.25                17.23                  15.17                   15.84
 Morningstar Small Value Category
 Average ..............................         20.58                15.81                  15.01                   15.61
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          0.61
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          2.11

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                               99
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $314     $661     $1,134     $2,441          $214    $661    $1,134     $2,441




100                                              Principal Investors Fund
                                                          1-800-247-4123

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


Principal Investors Fund                                              101
www.principal.com

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


102                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    6.87
2003                    37.01
2004                    32.94

The year-to-date return as of September 30, 2005 for Class J is 10.29%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                      17.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -7.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         31.94                  N/A                    N/A                   22.26
     (AFTER TAXES ON DISTRIBUTIONS)....         29.84                  N/A                    N/A                   20.92
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         21.75                  N/A                    N/A                   18.80
 MSCI US REIT Index ...................         31.49                21.67                  14.42                   21.81
 Morningstar Specialty - Real Estate
 Category Average......................         31.88                21.36                  15.10                   21.34
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.85
 12b-1 Fees........................    0.50
 Other Expenses....................    0.33
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.68

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $271     $530     $913     $1,987          $171    $530    $913     $1,987




Principal Investors Fund                                              103
www.principal.com

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


104                                              Principal Investors Fund
                                                          1-800-247-4123

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              105
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -17.85
2003                    41.48
2004                    15.54

The year-to-date return as of September 30, 2005 for Class J is 8.48%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         14.54                  N/A                    N/A                   11.14
     (AFTER TAXES ON DISTRIBUTIONS)....         13.53                  N/A                    N/A                   10.86
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         10.64                  N/A                    N/A                    9.63
 Russell 2000 Index ...................         18.33                 6.61                  11.54                   10.07
 Morningstar Small Blend Category
 Average ..............................         18.86                11.84                  13.10                   12.18
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.75
 12b-1 Fees........................    0.50
 Other Expenses....................    0.33
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.58

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $261     $499     $860     $1,878          $161    $499    $860     $1,878




106                                              Principal Investors Fund
                                                          1-800-247-4123

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


Principal Investors Fund                                              107
www.principal.com
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 194.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


108                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -39.83
2003                    47.12
2004                    13.61

The year-to-date return as of September 30, 2005 for Class J is 1.00%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     29.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -24.26%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         12.61                  N/A                    N/A                   -0.55
     (AFTER TAXES ON DISTRIBUTIONS)....         11.79                  N/A                    N/A                   -1.16
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.26                  N/A                    N/A                   -0.74
 Russell 2000 Growth Index ............         14.31                -3.57                   7.12                    3.77
 Morningstar Small Growth Category
 Average ..............................         12.09                -0.55                  10.24                    4.28
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.75
 12b-1 Fees........................    0.50
 Other Expenses....................    0.44
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.69

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $272     $533     $918     $1,998          $172    $533    $918     $1,998




Principal Investors Fund                                              109
www.principal.com

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


110                                              Principal Investors Fund
                                                          1-800-247-4123

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                                              111
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -15.75
2003            36.58
2004            21.24

The year-to-date return as of September 30, 2005 for Class J is 6.37%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.78%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         20.24                  N/A                    N/A                   11.21
     (AFTER TAXES ON DISTRIBUTIONS)....         19.57                  N/A                    N/A                   10.91
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.57                  N/A                    N/A                    9.57
 S&P SmallCap 600 Index ...............         22.64                11.59                  14.28                   12.69
 Morningstar Small Blend Category
 Average ..............................         18.86                11.84                  13.10                   12.18
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.15
 12b-1 Fees........................    0.50
 Other Expenses....................    0.41
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.06

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $208     $337     $585     $1,294          $108    $337    $585     $1,294




112                                              Principal Investors Fund
                                                          1-800-247-4123

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


Principal Investors Fund                                              113
www.principal.com
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


114                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -3.49
2003                    42.14
2004                    18.93

The year-to-date return as of September 30, 2005 for Class J is 7.76%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    22.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS J.......................
 (BEFORE TAXES)............................        17.93                  N/A                  N/A                   16.48
     (AFTER TAXES ON DISTRIBUTIONS)........        15.56                  N/A                  N/A                   15.14
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        12.59                  N/A                  N/A                   13.66
 Russell 2000 Value Index .................        22.25                17.23                15.17                   15.84
 Morningstar Small Value Category Average .        20.58                15.81                15.01                   15.61
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          0.40
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          1.65

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              115
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $268     $520     $897     $1,955          $168    $520    $897     $1,955




116                                              Principal Investors Fund
                                                          1-800-247-4123

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                              117
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


118                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                            -17.17
2003                            32.65
2004                            19.18

The year-to-date return as of September 30, 2005 for Class J is 16.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.93%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              18.18                  N/A                   N/A                    2.20
     (AFTER TAXES ON DISTRIBUTIONS).....         17.73                  N/A                   N/A                    2.10
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................         12.39                  N/A                   N/A                    1.87
 Citigroup BMI Global ex-US Index** ....         22.52                 1.25                  6.92                    7.44
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND ............................         20.25                -1.13                  5.62                    4.65
 Morningstar Foreign Large Blend
 Category Average.......................         17.59                -2.93                  6.39                    2.51
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
   * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).
  **This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................    0.90
 12b-1 Fees........................    0.50
 Other Expenses....................    0.39
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    1.79

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              119
www.principal.com

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $282     $563     $970     $2,105          $182    $563    $970     $2,105




120                                              Principal Investors Fund
                                                          1-800-247-4123

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              121
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


122                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -7.72
2003                    54.96
2004                    24.60


Year-to-date return as of September 30, 2005 for Class J is 25.62%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    21.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-16.22%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                 PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS          LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)                 23.60                 N/A                   N/A                  14.65
     (AFTER TAXES ON DISTRIBUTIONS).........        22.19                 N/A                   N/A                  14.29
 MSCI Emerging Markets Free Index - NDTR** .        25.56                 N/A                   N/A                  14.93
 MSCI Emerging Markets Free Index - ID .....        22.45                2.09                  0.98                  12.17
 Morningstar Diversified Emerging Markets
 Category Average...........................        23.75                4.29                  4.71                  14.92
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001)
 ///*//*//
  /This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................    1.35
 12b-1 Fees........................    0.50
 Other Expenses....................    0.55
                                       ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES    2.40

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


Principal Investors Fund                                              123
www.principal.com

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $343     $748     $1,280     $2,736          $243    $748    $1,280     $2,736




124                                              Principal Investors Fund
                                                          1-800-247-4123

INTERNATIONAL  GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                              125
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 156.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


126                                              Principal Investors Fund
                                                          1-800-247-4123

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -16.86
2003                    37.37
2004                    21.58

The year-to-date return as of September 30, 2005 for Class J is 15.84%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -21.48%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J...................
 (BEFORE TAXES)........................         20.58                  N/A                   N/A                     4.57
     (AFTER TAXES ON DISTRIBUTIONS)....         18.16                  N/A                   N/A                     4.01
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         14.70                  N/A                   N/A                     3.72
 Citigroup World ex-US BMI Growth
 Index** ..............................         19.34                -3.11                  5.86                     3.96
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND .....................         20.25                -1.13                  5.62                     4.65
 Morningstar Foreign Large Growth
 Category Average......................         15.58                -5.72                  5.18                     1.42
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).
 ** This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          0.50
                                             ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES          2.00

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                              127
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $303     $627     $1,078     $2,327          $203    $627    $1,078     $2,327




128                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


Principal Investors Fund                                              129
www.principal.com

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0




130                                              Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              131
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -5.26
2003                    17.54
2004                    11.21

The year-to-date return as of September 30, 2005 for Class J is 3.55%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     8.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -5.65%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              10.21                  N/A                    N/A                   6.20
     (AFTER TAXES ON DISTRIBUTIONS).....          9.38                  N/A                    N/A                   5.76
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................          6.91                  N/A                    N/A                   5.10
 S&P 500 Index .........................         10.87                -2.30                  12.07                   1.40
 Lehman Brothers Aggregate Bond Index ..          4.34                 7.71                   7.72                   6.67
 Morningstar Conservative Allocation
 Category Average.......................          5.71                 3.80                   7.87                   3.62
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001)


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees ..................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         0.1600
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.7825
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The
  Fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


132                                              Principal Investors Fund
                                                          1-800-247-4123

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                    YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                          1         3         5        10             1        3  10
 CLASS J                                                             $180      $250      $435      $969           $80     $250   $43



Principal Investors Fund                                              133
www.principal.com

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


134                                              Principal Investors Fund
                                                          1-800-247-4123
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II




Principal Investors Fund                                              135
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


136                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -7.83
2003                    20.52
2004                    11.57

The year-to-date return as of September 30, 2005 for Class J is 5.23%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -7.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              10.57                  N/A                    N/A                   6.23
     (AFTER TAXES ON DISTRIBUTIONS).....          9.81                  N/A                    N/A                   5.84
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................          7.15                  N/A                    N/A                   5.15
 S&P 500 Index .........................         10.87                -2.30                  12.07                   1.40
 Lehman Brothers Aggregate Bond Index ..          4.34                 7.71                   7.72                   6.67
 Morningstar Moderate Allocation
 Category Average.......................          8.62                 2.17                   9.24                   3.62
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001)


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

 Management Fees ..................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         0.1600
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.7825
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The
  Fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                              137
www.principal.com

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                    YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                          1         3         5        10             1        3  10
 CLASS J                                                             $180      $250      $435      $969           $80     $250   $43



138                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


Principal Investors Fund                                              139
www.principal.com
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II




140                                              Principal Investors Fund
                                                          1-800-247-4123

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              141
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -10.96
2003                    22.14
2004                    11.92

The year-to-date return as of September 30, 2005 for Class J is 5.67%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.29%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -10.18%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)             10.92                  N/A                    N/A                    5.49
     (AFTER TAXES ON DISTRIBUTIONS)....         10.26                  N/A                    N/A                    5.21
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.40                  N/A                    N/A                    4.58
 S&P 500 Index ........................         10.87                -2.30                  12.07                    1.40
 Lehman Brothers Aggregate Bond Index .          4.34                 7.71                   7.72                    6.67
 Morningstar Moderate Allocation
 Category Average......................          8.62                 2.17                   9.24                    3.62
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001)


FEES AND EXPENSES OF THE FUND



 ANNUAL FUND OPERATING EXPENSES


 Management Fees ..................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         0.2500
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.8725
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The
  Fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


142                                              Principal Investors Fund
                                                          1-800-247-4123

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $189     $278     $484     $1,075          $89     $278    $48$1



Principal Investors Fund                                              143
www.principal.com

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


144                                              Principal Investors Fund
                                                          1-800-247-4123
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              145
www.principal.com

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -13.55
2003            22.74
2004            12.11

The year-to-date return as of September 30, 2005 for Class J is 5.89%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.28%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              11.11                  N/A                    N/A                   5.46
     (AFTER TAXES ON DISTRIBUTIONS).....         10.56                  N/A                    N/A                   5.24
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................          7.53                  N/A                    N/A                   4.59
 S&P 500 Index .........................         10.87                -2.30                  12.07                   1.40
 Lehman Brothers Aggregate Bond Index ..          4.34                 7.71                   7.72                   6.67
 Morningstar Moderate Allocation
 Category Average.......................          8.62                 2.17                   9.24                   3.62
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001)


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees ..................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         0.3500
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.9725
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The
  Fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


146                                              Principal Investors Fund
                                                          1-800-247-4123

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $199     $310     $538     $1,193          $99     $310    $53$1



Principal Investors Fund                                              147
www.principal.com

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


148                                              Principal Investors Fund
                                                          1-800-247-4123

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II




Principal Investors Fund                                              149
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


150                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -16.31
2003                    24.51
2004                    11.54

The year-to-date return as of September 30, 2005 for Class J is 6.09%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-14.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                              PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS           LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              10.54                  N/A                    N/A                   3.97
     (AFTER TAXES ON DISTRIBUTIONS).....         10.08                  N/A                    N/A                   3.79
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................          7.16                  N/A                    N/A                   3.33
 S&P 500 Index .........................         10.87                -2.30                  12.07                   1.40
 Lehman Brothers Aggregate Bond Index ..          4.34                 7.71                   7.72                   6.67
 Morningstar Large Blend Category
 Average ...............................          9.96                -1.77                  10.42                   1.08
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001)


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES


 Management Fees* .................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         1.1100
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         1.7325

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The
  Fund's investment return is net of the underlying funds' operating expenses.

 * (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


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 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $276     $546     $940     $2,044          $176    $546    $94$2



152                                              Principal Investors Fund
                                                          1-800-247-4123

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


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  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


154                                              Principal Investors Fund
                                                          1-800-247-4123

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -2.63
2003                    13.97
2004                    10.32

The year-to-date return as of September 30, 2005 for Class J is 2.29%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     6.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-3.63%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 CLASS J.............(BEFORE TAXES)              9.32                  N/A                    N/A                    6.03
     (AFTER TAXES ON DISTRIBUTIONS)....          8.38                  N/A                    N/A                    5.56
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          6.28                  N/A                    N/A                    4.93
 S&P 500 Index ........................         10.87                -2.30                  12.07                    1.40
 Lehman Brothers Aggregate Bond Index .          4.34                 7.71                   7.72                    6.67
 Morningstar Conservative Allocation
 Category Average......................          5.71                 3.80                   7.87                    3.62
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001)


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees ..................         0.1225
 12b-1 Fees........................         0.5000
 Other Expenses....................         0.2400
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.8625
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The
  Fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The


Principal Investors Fund                                              155
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 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $188     $275     $478     $1,064          $88     $275    $47$1



156                                              Principal Investors Fund
                                                          1-800-247-4123

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

ONE-TIME FEES
.. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
  . The CDSC is not imposed on shares:
    . that were purchased pursuant to the Small Amount Force Out program (SAFO); . redeemed due to a shareholder's death or disability (as defined in the
      Internal Revenue Code);
    . redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
    . sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC); or
    . that were purchased through the Principal Income IRA; or . that were purchased through Principal Passage.
.. A redemption fee* of 1.00% is charged on redemptions of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code);
  or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of the shares are redemption.
.. An exchange fee* of 1.00% is charged on exchanges of $30,000 or more among the Funds if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.

  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


The Funds do not pay any fees other than those described below and do not pay any other expenses.


ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.


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Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.


The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Due to the low level of assets of certain Funds, the state registration fees have a dramatic impact on the Class J share expense ratios of those Funds. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for certain of the Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.



158                                              Principal Investors Fund
                                                          1-800-247-4123

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


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cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield


160                                              Principal Investors Fund
                                                          1-800-247-4123
bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;


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.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International, International Emerging Markets and International Growth Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a


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Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Preferred Securities, Real Estate Securities and Short-Term Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by


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their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


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Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $538.0 billion in assets as of December 31, 2004. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset


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Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment


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research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2004, Ark Asset managed $15.5 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.


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WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204. At December 31, 2004, BHMS had approximately $42 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 Mark Giambrone





MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.


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SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy



Day-to-day management of the Fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its


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structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



ROBERT SOUCY . Mr. Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.


Mr. Soucy has served as the senior member of the Fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.


The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger




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DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.


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LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens





DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He received his BS from the Wittenberg University and his MA and MBA from the University of Michigan.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She received her BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He received his BBA from the University of Hawaii and MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Directors and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds received his BA from the University of Virginia and his MBA from the University of Pittsburgh.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management


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Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens received his BBA and MBA from the University of Wisconsin.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steven Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Jeff Schwarte
                                                Dirk Laschanzky
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
                                                Craig Dawson




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WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon


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University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.


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THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has


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                                                          1-800-247-4123
held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research
(AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2004, Principal - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge


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www.principal.com

         Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


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Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.


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The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik





THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


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                                                          1-800-247-4123

SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


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See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:

       Bond & Mortgage                   Partners LargeCap Growth
       Securities              0.55%     II                            1.00%
       Diversified
       International           0.90%     Partners LargeCap Value       0.80%
       Government Securities   0.40%     Partners MidCap Growth        1.00%
       High Quality
       Intermediate-Term
       Bond                    0.40%     Partners MidCap Value         1.00%
       High Quality                      Partners SmallCap Growth
       Long-Term Bond          0.40%     I                             1.10%
       High Quality                      Partners SmallCap Growth
       Short-Term Bond         0.40%     II                            1.00%
       International
       Emerging Markets        1.35%     Partners SmallCap Value       1.00%
       International Growth    1.00%     Preferred Securities          0.75%
       LargeCap Growth         0.55%     Principal LifeTime 2010     0.1225%
       LargeCap S&P 500
       Index                   0.15%     Principal LifeTime 2020     0.1225%
       LargeCap Value          0.45%     Principal LifeTime 2030     0.1225%
       MidCap Blend            0.65%     Principal LifeTime 2040     0.1225%
       MidCap Growth           0.65%     Principal LifeTime 2050     0.1225%
                                         Principal LifeTime
       MidCap S&P 400 Index    0.15%     Strategic Income            0.1225%
       MidCap Value            0.65%     Real Estate Securities        0.85%
       Money Market            0.40%     SmallCap Blend                0.75%
       Partners LargeCap
       Blend                   0.75%     SmallCap Growth               0.75%
       Partners LargeCap
       Blend I                 0.45%     SmallCap S&P 600 Index        0.15%
       Partners LargeCap
       Growth                  1.00%     SmallCap Value                0.75%
       Partners LargeCap
       Growth I                0.75%     Ultra Short Bond              0.40%*
                                         *Period from November 1, 2003 to
                                         July 29, 2004 the management fee was
                                         0.52%




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The following Fund has entered into an agreement with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Inflation Protection              0.40        0.38        0.36         0.35



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time).


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  Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

HOW TO BUY FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;
.. the Principal Investors Fund(s) in which you want to invest;
.. the amount of the investment;
.. your Social Security number; and
.. other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.
.. The minimum investment applies on a Fund level, not on the total investment being made.
.. Class J shares of the MidCap Value, Preferred Securities and SmallCap Value
  Funds are also available through Principal Passage, a fee-based brokerage account.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


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NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

INVEST BY MAIL
.. Send a check and completed application to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.

ORDER BY TELEPHONE
.. Registered representatives on behalf of shareholders of Principal Investors
  Fund Class A, B, or J shares may call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).

NOTES:

.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK
.. Call Principal Investors Fund for an account number and wiring instructions. .. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248
   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.
.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
..



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ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.
.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. The election may also be discontinued by calling Principal Investors Fund if telephone services apply to the originating account. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when the NYSE is open for normal business


Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.


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For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee when $30,000 or more of Class J shares are redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A medallion signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order.
.. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or
.. sending us your written instructions; or
.. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:


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.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



10% WITHDRAWAL PRIVILEGE . Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund*.
.. The CDSC, if any, is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to the CDSC when they are sold.
.. An exchange fee is imposed on exchanges of $30,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.
  * Only the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage.


You may exchange shares by:
.. sending a written request to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines, Iowa 50306-0423
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.
.. calling us, if you have telephone privileges on the account.

Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.


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You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Funds; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and .. Increase expenses of the Funds due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.


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The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.


Currently the Funds, except the Money Market Fund, impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Funds.

In addition, if the Manager, or a Fund, deem frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
.. Increasing the redemption fee to 2%, or such higher amount as may be permitted by law;
.. Increasing the redemption fee period from 30 days to as much as 90 days;
.. Applying the redemption fee to redemptions of less than $30,000;
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders"; and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis.The payment date is the last business day of each month.

.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis.The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be;
.. invested in shares of another Principal Investors Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible


190                                              Principal Investors Fund
                                                          1-800-247-4123
foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimate, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payments, monthly your dividend will be reinvested back into additional shares of the Fund.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


STATEMENTS
You will receive quarterly statements for the Funds you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).


Principal Investors Fund                                              191
www.principal.com

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.


HOUSEHOLDING
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.


192                                              Principal Investors Fund
                                                          1-800-247-4123

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/    2004      2003      2002     2001/(H)/

BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.94       $10.73    $10.66    $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.17         0.32      0.28      0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.08)       0.20      0.11      --       0.37
  ----
 Total From Investment
            Operations  0.09         0.52      0.39      0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.17)       (0.31)    (0.32)    (0.41)   (0.32)
 Distributions from     (0.01)       --        --        (0.06)   --
 ------zed Gains......

   Total Dividends and  (0.18)       (0.31)    (0.32)    (0.47)   (0.32)
         Distributions

Net Asset Value, End    $10.85       $10.94    $10.73    $10.66   $10.73
 of Period............

Total Return /(c)/ ...  0.74%/(f)/   4.94%     3.64%     3.86%    6.46%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $188,152     $159,802  $110,398  $51,760  $7,941
 Ratio of Expenses to
  Average Net Assets..  1.35%/(g)/   1.36%     1.43%     1.50%    1.48%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............  1.19%/(g)/   --        --        --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  1.48%/(g)/   1.37%     1.48%     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.10%/(g)/   2.94%     2.65%     3.78%    4.41%/(g)/
 Portfolio Turnover
  Rate................  178.9%/(g)/  150.5%    91.0%     46.7%    124.7%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2003 and March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis..
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share, from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/    2004        2003         2002        2001/(J)/

DIVERSIFIED INTERNATIONAL FUND
------------------------------
CLASS J SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..  $9.27        $7.98       $6.49        $7.42       $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.05         0.03        0.02         0.01        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.87         1.26        1.47         (0.94)      (2.11)

 Total From Investment
            Operations  0.92         1.29        1.49         (0.93)      (2.12)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.04)       --          --           --          --
 Distributions from     (0.21)       --          --           --          --
 -----ized Gains......

   Total Dividends and  (0.25)       --          --           --          --
 -----   Distributions

Net Asset Value, End    $9.94        $9.27       $7.98        $6.49       $7.42
 of Period............

Total Return /(//c//)/  9.97%/(f)/   16.17%      22.98%       (12.53)%    (22.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $80,132      $63,380     $33,430      $10,104     $2,165
 Ratio of Expenses to
  Average Net Assets..  1.70%/(g)/   1.78%       2.05%        1.85%       1.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//d//)/  --           1.79%/(h)/  2.15%/(h)/   1.85%/(h)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.98%/(g)/   0.37%       0.24%        0.03%       (0.36)%/(g)/
 Portfolio Turnover
  Rate................  128.8%/(g)/  160.2%      162.2%/(i)/  71.4%       86.8%/(g)/




/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(D)/      2004      2003      2002    2001/(G)/
                           ----           ----      ----      ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.40        $10.37    $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.28      0.25      0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.09     (0.15)     0.10     0.30
                           -----          ----     -----      ----     ----
 Total From Investment
            Operations      0.07          0.37      0.10      0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)        (0.34)    (0.33)    (0.45)   (0.33)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.16)        (0.34)    (0.33)    (0.45)   (0.33)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.31        $10.40    $10.37    $10.60   $10.55
                          ======        ======    ======    ======   ======
Total Return /(//b//)/      0.67%/(e)/    3.59%     0.93%     4.87%    6.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $107,261      $101,937   $89,856   $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..      1.18%/(f)/    1.18%     1.36%     1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/      1.18%/(f)/    1.18%     1.36%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.85%/(f)/    2.74%     2.40%     4.02%    4.88%/(f)/
 Portfolio Turnover
  Rate................     313.5%/(f)/    95.2%    219.5%     49.9%    36.1%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/    2004     2003     2002     2001/(H)/

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.68       $10.59   $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.15         0.28     0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.06)       0.18     0.02     (0.01)   0.37

 Total From Investment
            Operations  0.09         0.46     0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.11)       (0.29)   (0.36)   (0.44)   (0.34)
 Distributions from     (0.06)       (0.08)   --       (0.09)   --
 -----ized Gains......

   Total Dividends and  (0.17)       (0.37)   (0.36)   (0.53)   (0.34)
         Distributions

Net Asset Value, End    $10.60       $10.68   $10.59   $10.58   $10.69
 of Period............

Total Return /(c)/ ...  0.89%/(f)/   4.42%    3.55%    4.20%    6.67%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,825      $21,841  $17,476  $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..  1.35%/(g)/   1.30%    1.39%    1.35%    1.33%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............  1.16%/(g)/   --       --       --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  1.42%/(g)/   1.30%    1.50%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.80%/(g)/   2.69%    3.31%    4.18%    4.85%/(g)/
 Portfolio Turnover
  Rate................  155.0%/(g)/  152.5%   71.3%    60.8%    80.3%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(E)/

INFLATION PROTECTION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.01)

 Total From Investment
            Operations  0.15
Less Dividends and
 Distributions:
 Dividends from Net     (0.05)
  Investment Income...

   Total Dividends and  (0.05)
         Distributions

Net Asset Value, End    $10.10
 of Period............

Total Return /(c)/ ...  1.54%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,421
 Ratio of Expenses to
  Average Net Assets..  1.37%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............  0.76%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  12.97%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  4.72%/(g)/
 Portfolio Turnover
  Rate................  15.7%/(g)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit.
/(e) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/    2004        2003        2002     2001/(H)/

INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $14.90       $12.82      $8.68       $8.26    $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.08         0.01        --          (0.02)   0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  2.19         2.07        4.14        0.45     (2.04)

 Total From Investment
            Operations  2.27         2.08        4.14        0.43     (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  --           --          --          (0.01)   --
 Distributions from     (1.16)       --          --          --       --
 -----ized Gains......

   Total Dividends and  (1.16)       --          --          (0.01)   --
 -----   Distributions

Net Asset Value, End    $16.01       $14.90      $12.82      $8.68    $8.26
 of Period............

Total Return /(//b//)/  15.57%/(e)/  16.26%      47.70%      5.17%    (19.41)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,077      $25,631     $8,956      $2,240   $347
 Ratio of Expenses to
  Average Net Assets..  2.21%/(f)/   2.39%       2.65%       2.30%    2.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --           2.40%/(g)/  3.31%/(g)/  --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.01%/(f)/   0.10%       0.05%       (0.28)%  0.42%/(f)/
 Portfolio Turnover
  Rate................  209.2%/(f)/  146.9%      144.7%      151.0%   156.3%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/    2004     2003        2002        2001/(I)/

INTERNATIONAL GROWTH FUND
-------------------------
CLASS J SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..  $9.95        $8.28    $6.62       $7.56       $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.05         0.04     0.01        0.04        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.99         1.64     1.65        (0.97)      (1.72)

 Total From Investment
            Operations  1.04         1.68     1.66        (0.93)      (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.09)       (0.01)   --          (0.01)      --
 Distributions from     (0.87)       --       --          --          --
 ------zed Gains......

   Total Dividends and  (0.96)       (0.01)   --          (0.01)      --
 ------  Distributions

Net Asset Value, End    $10.03       $9.95    $8.28       $6.62       $7.56
 of Period............

Total Return /(//c//)/  10.72%/(f)/  20.30%   25.08%      (12.33)%    (18.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $32,667      $20,013  $8,079      $3,871      $931
 Ratio of Expenses to
  Average Net Assets..  1.84%/(g)/   2.00%    2.10%       1.95%       1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//d//)/  1.84%/(g)/   2.00%    2.65%/(h)/  1.95%/(h)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.00%/(g)/   0.43%    0.18%       (0.11)%     (0.38)%/(g)/
 Portfolio Turnover
  Rate................  163.1%/(g)/  156.2%   135.3%      96.9%       143.1%/(g)/




/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/    2004        2003        2002      2001/(I)/

LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $5.89        $5.72       $5.01       $6.14     $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.01         (0.04)      (0.04)      (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.21         0.21        0.75        (1.12)    (1.48)

 Total From Investment
            Operations  0.22         0.17        0.71        (1.13)    (1.49)

Less Dividends and
 Distributions:
 Dividends from Net     (0.03)       --          --          --        --
 ------tment Income...
   Total Dividends and  (0.03)       --          --          --        --
 ------  Distributions
Net Asset Value, End    $6.08        $5.89       $5.72       $5.01     $6.14
 of Period............

Total Return /(b)/ ...  3.72%/(e)/   2.97%       14.17%      (18.40)%  (20.05)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,127      $15,898     $12,629     $5,092    $1,406
 Ratio of Expenses to
  Average Net Assets..  1.47%/(f)/   1.53%       1.64%       1.50%     1.47%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --           1.53%/(g)/  1.92%/(g)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.24%/(f)/   (0.63)%     (0.72)%     (0.64)%   (0.63)%/(f)/
 Portfolio Turnover
  Rate................  209.5%/(f)/  59.8%       59.2%/(h)/  29.6%     37.5%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004      2003      2002      2001/(G)/

LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.62       $7.99     $6.72     $8.04     $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.06        0.07      0.05      0.03      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.21        0.58      1.24      (1.34)    (1.34)

 Total From Investment
            Operations  0.27        0.65      1.29      (1.31)    (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.13)      (0.02)    (0.02)    (0.01)    --

 Distributions from     (0.59)      --        --        --        --
  -----zed Gains......
   Total Dividends and  (0.72)      (0.02)    (0.02)    (0.01)    --
  ----   Distributions

Net Asset Value, End    $8.17       $8.62     $7.99     $6.72     $8.04
 of Period............

Total Return /(//b//)/  2.81%/(e)/  8.19%     19.19%    (16.31)%  (14.38)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $279,014    $247,010  $154,666  $61,111   $12,926
 Ratio of Expenses to
  Average Net Assets..  0.86%/(f)/  0.90%     1.11%     1.10%     1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --          0.90%     1.13%     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.52%/(f)/  0.78%     0.66%     0.51%     0.36%/(f)/
 Portfolio Turnover
  Rate................  12.8%/(f)/  67.3%     1.1%      67.9%     117.4%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/    2004        2003        2002        2001/(H)/

LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.61       $9.74       $8.22       $9.09       $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.06         0.06        0.03        0.03        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.55         0.82        1.50        (0.89)      (1.05)

 Total From Investment
            Operations  0.61         0.88        1.53        (0.86)      (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.12)       (0.01)      (0.01)      (0.01)      --
 Distributions from     (0.38)       --          --          --          --
 ------zed Gains......
   Total Dividends and  (0.50)       (0.01)      (0.01)      (0.01)      --
 ----    Distributions

Net Asset Value, End    $10.72       $10.61      $9.74       $8.22       $9.09
 of Period............

Total Return /(//b//)/  5.81%/(e)/   9.07%       18.60%      (9.44)%     (10.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,195      $18,334     $10,876     $3,683      $1,083
 Ratio of Expenses to
  Average Net Assets..  1.29%/(f)/   1.35%       1.62%       1.40%       1.35%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --           1.36%/(g)/  1.91%/(g)/  1.40%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.12%/(f)/   0.62%       0.38%       0.59%       0.60%/(f)/
 Portfolio Turnover
  Rate................  155.4%/(f)/  228.4%      179.1%      128.9%      116.0%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.16 per share, from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(D)/   2004        2003        2002        2001/(I)/

MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $12.75      $11.20      $8.95       $9.23       $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.06        --          --          --          (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.45        1.61        2.25        (0.28)      (0.71)

 Total From Investment
            Operations  0.51        1.61        2.25        (0.28)      (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.02)      (0.01)      --          --          --
 Distributions from     (0.87)      (0.05)      --          --          --
 -----ized Gains......

   Total Dividends and  (0.89)      (0.06)      --          --          --
 -----   Distributions

Net Asset Value, End    $12.37      $12.75      $11.20      $8.95       $9.23
 of Period............

Total Return /(//b//)/  3.87%/(e)/  14.32%      25.20%      (3.03)%     (7.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $94,684     $75,490     $41,132     $13,260     $2,568
 Ratio of Expenses to
  Average Net Assets..  1.42%/(f)/  1.49%       1.68%       1.60%       1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --          1.49%/(g)/  1.78%/(g)/  1.60%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.96%/(f)/  0.27%       (0.27)%     --          (0.19)%/(f)/
 Portfolio Turnover
  Rate................  41.2%/(f)/  60.8%       35.3%/(h)/  62.0%       55.6%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(D)/     2004        2003        2002        2001/(H)/

MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $5.17         $5.06       $3.94       $5.69       $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)        (0.06)      (0.06)      (0.06)      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.09          0.17        1.18        (1.69)      (2.11)

 Total From Investment  0.06          0.11        1.12        (1.75)      (2.13)
            Operations

Net Asset Value, End    $5.23         $5.17       $5.06       $3.94       $5.69
 of Period............

Total Return /(//b//)/  1.16%/(e)/    2.17%       28.43%      (30.76)%    (27.52)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,325       $14,824     $10,116     $4,128      $1,395
 Ratio of Expenses to
  Average Net Assets..  1.59%/(f)/    1.65%       1.83%       1.64%       1.61%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --            1.65%/(g)/  2.23%/(g)/  1.65%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.19)%/(f)/  (1.13)%     (1.38)%     (1.27)%     (1.27)%/(f)/
 Portfolio Turnover
  Rate................  296.2%/(f)/   324.2%      290.7%      276.9%      299.0%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(D)/   2004     2003     2002     2001/(G)/

MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.77      $10.84   $8.42    $9.07    $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.03        0.01     (0.01)   --       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.58        1.04     2.43     (0.58)   (0.91)

 Total From Investment
            Operations  0.61        1.05     2.42     (0.58)   (0.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.04)      --       --       --       --
 Distributions from     (0.33)      (0.12)   --       (0.07)   --
 -----ized Gains......

   Total Dividends and  (0.37)      (0.12)   --       (0.07)   --
 -----   Distributions

Net Asset Value, End    $12.01      $11.77   $10.84   $8.42    $9.07
 of Period............

Total Return /(//b//)/  5.11%/(e)/  9.72%    28.74%   (6.52)%  (8.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,833     $19,932  $13,620  $6,373   $2,125
 Ratio of Expenses to
  Average Net Assets..  0.98%/(f)/  1.04%    1.28%    1.10%    1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --          1.04%    1.48%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.53%/(f)/  0.11%    (0.10)%  --       --
 Portfolio Turnover
  Rate................  47.1%/(f)/  55.9%    41.4%    48.5%    63.4%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/    2004        2003        2002        2001/(H)/

MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $12.85       $11.68      $9.68       $9.91       $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.02         0.02        0.01        0.01        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.14         1.16        2.01        0.04        (0.58)

 Total From Investment
            Operations  1.16         1.18        2.02        0.05        (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.02)       (0.01)      (0.02)      (0.01)      --
 Distributions from     (0.82)       --          --          (0.27)      --
 -----ized Gains......

   Total Dividends and  (0.84)       (0.01)      (0.02)      (0.28)      --
 ----    Distributions

Net Asset Value, End    $13.17       $12.85      $11.68      $9.68       $9.91
 of Period............

Total Return /(//b//)/  9.20%/(e)/   10.15%      20.88%      0.24%       (5.17)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $92,392      $77,354     $47,750     $20,879     $3,090
 Ratio of Expenses to
  Average Net Assets..  1.42%/(f)/   1.47%       1.70%       1.58%       1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  --           1.48%/(g)/  1.77%/(g)/  1.60%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.30%/(f)/   0.12%       0.06%       0.13%       0.04%/(f)/
 Portfolio Turnover
  Rate................  155.8%/(f)/  225.4%      186.5%      172.2%      122.3%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004      2003     2002     2001/(G)/

MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $1.000      $1.000    $1.000   $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.006       0.001     0.001    0.007    0.021

 Total From Investment
            Operations  0.006       0.001     0.001    0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net     (0.006)     (0.001)   (0.001)  (0.007)  (0.021)
  Investment Income...

   Total Dividends and  (0.006)     (0.001)   (0.001)  (0.007)  (0.021)
         Distributions

Net Asset Value, End    $1.000      $1.000    $1.000   $1.000   $1.000
 of Period............

Total Return /(//b//)/  0.60%/(e)/  0.08%     0.06%    0.68%    2.12%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $145,474    $132,551  $95,332  $36,795  $7,269
 Ratio of Expenses to
  Average Net Assets..  1.21%/(f)/  1.17%     1.21%    1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  1.21%/(f)/  1.43%     1.54%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.22%/(f)/  0.09%     0.04%    0.59%    2.48%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004        2003        2002        2001/(H)/

PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $9.95       $9.22       $8.05       $8.99       $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.04        --          0.01        0.05        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.27        0.73        1.16        (0.99)      (1.16)

 Total From Investment
            Operations  0.31        0.73        1.17        (0.94)      (1.16)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.09)      --          --          --          --
 Distributions from     (0.57)      --          --          --          --
  -----zed Gains......

   Total Dividends and  (0.66)      --          --          --          --
  -----  Distributions

Net Asset Value, End    $9.60       $9.95       $9.22       $8.05       $8.99
 of Period............

Total Return /(b//)/ .  2.93%/(e)/  7.95%       14.53%      (10.46)%    (11.25)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $57,154     $43,662     $20,880     $5,315      $559
 Ratio of Expenses to
  Average Net Assets..  1.48%/(f)/  1.53%       1.70%       1.68%       1.67%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --          1.56%/(g)/  1.92%/(g)/  1.70%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.78%/(f)/  0.04%       0.17%       0.24%       0.10%/(f)/
 Portfolio Turnover
  Rate................  53.4%/(f)/  93.9%       41.7%       71.9%       59.4%/(f)/





/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004        2003        2002      2001/(H)/

PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.67       $7.08       $6.00       $7.51     $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.05        0.02        0.01        0.01      --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.16        0.58        1.08        (1.51)    (1.37)

 Total From Investment
            Operations  0.21        0.60        1.09        (1.50)    (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.06)      (0.01)      (0.01)      (0.01)    --
 Distributions from     (0.04)      --          --          --        --
 -----ized Gains......

   Total Dividends and  (0.10)      (0.01)      (0.01)      (0.01)    --
 ----    Distributions

Net Asset Value, End    $7.78       $7.67       $7.08       $6.00     $7.51
 of Period............

Total Return /(//b//)/  2.60%/(e)/  8.45%       18.16%      (20.02)%  (15.52)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,425     $25,189     $15,775     $8,756    $2,572
 Ratio of Expenses to
  Average Net Assets..  1.21%/(f)/  1.26%       1.44%       1.40%     1.36%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --          1.26%/(g)/  1.50%/(g)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.22%/(f)/  0.28%       0.19%       0.12%     0.02%/(f)/
 Portfolio Turnover
  Rate................  72.3%/(f)/  76.5%       82.9%       89.4%     71.7%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003/(H)/

PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.65        $11.93      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.01)        (0.09)      (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.13          (0.19)      2.02

 Total From Investment
            Operations  0.12          (0.28)      1.93

Less Dividends and
 Distributions:
 Distributions from     (0.68)        --          --
 ----lized Gains......
   Total Dividends and  (0.68)        --          --
 ----    Distributions

Net Asset Value, End    $11.09        $11.65      $11.93
 of Period............

Total Return /(b)/ ...  0.77%/(e)/    (2.35)%     19.30%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,832        $5,451      $2,609
 Ratio of Expenses to
  Average Net Assets..  1.75%/(f)/    1.80%       1.94%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  2.23%/(f)/    2.36%/(g)/  6.94%/(f)(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.09)%/(f)/  (0.77)%     (0.95)%/(f)/
 Portfolio Turnover
  Rate................  99.9%/(f)/    129.3%      64.8%/(f)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit decreased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004        2003        2002      2001/(H)/
                          ----          ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.91        $6.70       $5.89       $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --        (0.06)      (0.05)      (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --         0.27        0.86       (1.40)     (1.25)
    ---                                 ----        ----       -----      -----
 Total From Investment
            Operations       --         0.21        0.81       (1.42)     (1.27)
                             --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          --          --          --         --
  -----                   -----
   Total Dividends and
         Distributions    (0.03)          --          --          --         --
  -----                   -----
Net Asset Value, End
 of Period............    $6.88        $6.91       $6.70       $5.89      $7.31
                          =====        =====       =====       =====      =====
Total Return /(//b//)/     0.03%/(e)/   3.13%      13.75%     (19.43)%   (15.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,163      $17,673      $9,744      $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..     1.68%/(f)/   1.72%       1.89%       1.70%      1.68%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/     1.68%/(f)/   1.78%/(g)/  2.27%/(g)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.11%/(f)/  (0.82)%     (0.76)%     (0.73)%    (0.84)%/(f)/
 Portfolio Turnover
  Rate................     75.4%/(f)/  157.8%      130.9%      182.9%     104.8%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004     2003     2002      2001/(G)/

PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.38       $7.00    $5.99    $7.27     $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  --          (0.06)   (0.06)   (0.21)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.07        0.44     1.07     (1.07)    (1.08)

 Total From Investment
            Operations  0.07        0.38     1.01     (1.28)    (1.10)

Less Dividends and
 Distributions:
 Dividends from Net                 --       --       --        --
  Investment Income...  (0.02)

 Distributions from     (0.13)      --       --       --        --
 ------zed Gains......
   Total Dividends and  (0.15)      --       --       --        --
 ------  Distributions

Net Asset Value, End    $7.30       $7.38    $7.00    $5.99     $7.27
 of Period............

Total Return /(//b//)/  0.85%/(e)/  5.43%    16.86%   (17.61)%  (13.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,850      $7,723   $4,234   $2,425    $688
 Ratio of Expenses to
  Average Net Assets..  1.75%/(f)/  1.79%    1.95%    1.95%     1.93%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  1.97%/(f)/  2.10%    2.97%    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.01%/(f)/  (0.88)%  (0.93)%  (1.01)%   (1.15)%/(f)/
 Portfolio Turnover
  Rate................  64.2%/(f)/  124.7%   193.9%   176.7%    153.6%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004        2003        2002        2001/(H)/

PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $12.58      $11.34      $9.33       $10.42      $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.06        0.08        0.08        0.02        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.48        1.23        1.94        (1.07)      (0.41)

 Total From Investment
            Operations  0.54        1.31        2.02        (1.05)      (0.40)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.17)      (0.07)      (0.01)      --          --
 Distributions from     (0.10)      --          --          (0.04)      --
  ------ed Gains......

   Total Dividends and  (0.27)      (0.07)      (0.01)      (0.04)      --
  ----   Distributions

Net Asset Value, End    $12.85      $12.58      $11.34      $9.33       $10.42
 of Period............

Total Return /(b)/ ...  4.27%/(e)/  11.56%      21.64%      (10.13)%    (3.43)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $57,762     $41,043     $16,843     $5,816      $708
 Ratio of Expenses to
  Average Net Assets..  1.54%/(f)/  1.63%       1.75%       1.75%       1.72%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --          1.64%/(g)/  2.01%/(g)/  1.75%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.99%/(f)/  0.64%       0.79%       0.68%       0.52%/(f)/
 Portfolio Turnover
  Rate................  25.8%/(f)/  26.4%       16.2%       7.8%        19.5%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003        2002      2001/(H)/

PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.20         $7.03       $5.03       $6.28     $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.06)        (0.12)      (0.10)      (0.09)    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.30          0.29        2.10        (1.16)    (2.03)

 Total From Investment  0.24          0.17        2.00        (1.25)    (1.99)
            Operations

Net Asset Value, End    $7.44         $7.20       $7.03       $5.03     $6.28
 of Period............

Total Return /(//b//)/  3.33%/(e)/    2.42%       39.76%      (19.90)%  (24.43)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,963       $15,436     $9,625      $2,648    $663
 Ratio of Expenses to
  Average Net Assets..  1.93%/(f)/    1.92%       1.95%       1.95%     1.90%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//c//)/  1.93%/(f)/    2.02%/(g)/  2.72%/(g)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.55)%/(f)/  (1.63)%     (1.73)%     (1.72)%   (1.66)%/(f)/
 Portfolio Turnover
  Rate................  122.0%/(f)/   163.7%      163.3%      225.6%    347.3%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003        2002     2001/(H)/

PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $13.46        $11.75      $9.21       $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.05)        (0.10)      (0.09)      (0.04)   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.87          1.97        2.63        (0.10)   (0.83)

 Total From Investment
            Operations  0.82          1.87        2.54        (0.14)   (0.85)
Less Dividends and
 Distributions:
 Distributions from     (0.98)        (0.16)      --          --       --
 -----ized Gains......

   Total Dividends and  (0.98)        (0.16)      --          --       --
 -----   Distributions

Net Asset Value, End    $13.30        $13.46      $11.75      $9.21    $9.35
 of Period............

Total Return /(b)/ ...  5.95%/(e)/    16.06%      27.58%      (1.50)%  (8.15)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $54,694       $32,930     $12,295     $4,573   $891
 Ratio of Expenses to
  Average Net Assets..  1.82%/(f)/    1.93%       1.94%       1.95%    1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  1.82%/(f)/    1.96%/(g)/  2.49%/(g)/  --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.69)%/(f)/  (0.77)%     (0.89)%     (0.94)%  (0.48)%/(f)/
 Portfolio Turnover
  Rate................  38.6%/(f)/    49.9%       49.7%       80.0%    224.9%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003        2002      2001/(H)/

PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.33         $6.75       $4.92       $7.12     $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.07)        (0.13)      (0.10)      (0.06)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.22)        0.71        1.93        (2.14)    (1.11)

 Total From Investment  (0.29)        0.58        1.83        (2.20)    (1.16)
            Operations

Net Asset Value, End    $7.04         $7.33       $6.75       $4.92     $7.12
 of Period............

Total Return /(b)/ ...  (3.96)%/(e)/  8.59%       37.20%      (30.90)%  (13.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,359        $8,026      $5,932      $1,386    $316
 Ratio of Expenses to
  Average Net Assets..  2.05%/(f)/    2.05%       2.05%       2.05%     2.02%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  2.21%/(f)/    2.24%/(g)/  3.39%/(g)/  --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.81)%/(f)/  (1.86)%     (1.85)%     (1.85)%   (1.72)%/(f)/
 Portfolio Turnover
  Rate................  85.3%/(f)/    94.6%       333.6%      110.9%    161.1%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003        2002        2001/(H)/

PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.54         $7.44       $5.47       $6.04       $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.07)        (0.13)      (0.10)      (0.04)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.08          0.27        2.07        (0.53)      (1.67)

 Total From Investment
            Operations  0.01          0.14        1.97        (0.57)      (1.71)
Less Dividends and
 Distributions:
 Distributions from     (0.22)        (0.04)      --          --          --
 ------zed Gains......

   Total Dividends and  (0.22)        (0.04)      --          --          --
 ------  Distributions

Net Asset Value, End    $7.33         $7.54       $7.44       $5.47       $6.04
 of Period............

Total Return /(b)/ ...  (0.10)%/(e)/  1.94%       36.01%      (9.44)%     (22.56)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,292        $6,025      $3,303      $1,099      $301
 Ratio of Expenses to
  Average Net Assets..  2.05%/(f)/    2.05%       2.03%       1.93%       1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  2.14%/(f)/    2.30%/(g)/  3.66%/(g)/  1.95%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.79)%/(f)/  (1.75)%     (1.64)%     (1.64)%     (1.60)%/(f)/
 Portfolio Turnover
  Rate................  48.1%/(f)/    69.4%       115.9%      120.1%      159.8%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(D)/     2004        2003     2002     2001/(H)/

PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $14.53        $12.89      $9.46    $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.07)        (0.13)      (0.11)   (0.05)   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.80          1.77        3.63     (0.28)   (0.02)

 Total From Investment
            Operations  0.73          1.64        3.52     (0.33)   (0.06)
Less Dividends and
 Distributions:
 Distributions from     --            --          (0.09)   (0.15)   --
 ------zed Gains......

   Total Dividends and  --            --          (0.09)   (0.15)   --
 ------  Distributions

Net Asset Value, End    $15.26        $14.53      $12.89   $9.46    $9.94
 of Period............

Total Return /(b)/ ...  5.02%/(e)/    12.73%      37.53%   (3.55)%  (0.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,051        $6,843      $5,962   $4,867   $1,472
 Ratio of Expenses to
  Average Net Assets..  1.95%/(f)/    1.95%       1.95%    1.95%    1.81%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  2.04%/(f)/    2.11%/(g)/  2.57%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.97)%/(f)/  (0.90)%     (1.00)%  (1.15)%  (0.84)%/(f)/
 Portfolio Turnover
  Rate................  63.6%/(f)/    26.3%       44.1%    27.9%    58.0%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004/(G)/

PREFERRED SECURITIES FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.25      $11.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.27        0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.17)      (0.27)

 Total From Investment
            Operations  0.10        0.21

Less Dividends and
 Distributions:
 Dividends from Net     (0.66)      --
  I----tment Income...
   Total Dividends and  (0.66)      --
   ----  Distributions

Net Asset Value, End    $10.69      $11.25
 of Period............

Total Return /(b)/ ...  0.85%/(e)/  1.90%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,053     $16,472
 Ratio of Expenses to
  Average Net Assets..  1.60%/(f)/  1.59%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  1.67%/(f)/  2.13%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  5.01%/(f)/  5.13%/(f)/
 Portfolio Turnover
  Rate................  16.8%/(f)/  14.0%/(f)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Six months ended June 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/   2004     2003     2002     2001/(H)/

PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.59      $10.60   $9.36    $9.83    $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.21        0.13     0.04     0.10     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.15        0.95     1.26     (0.51)   (0.26)

 Total From Investment
            Operations  0.36        1.08     1.30     (0.41)   (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.24)      (0.09)   (0.06)   (0.06)   --

 Distributions from     (0.10)      --       --       --       --
 ------zed Gains......
   Total Dividends and  (0.34)      (0.09)   (0.06)   (0.06)   --
 ----    Distributions

Net Asset Value, End    $11.61      $11.59   $10.60   $9.36    $9.83
 of Period............

Total Return /(c)/ ...  3.11%/(f)/  10.21%   13.92%   (4.16)%  (2.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $80,556     $59,805  $27,052  $5,071   $488
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.73%/(g)/  0.78%    1.05%    1.05%    1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............  --          0.78%    1.05%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.57%/(g)/  1.16%    0.39%    1.79%    1.22%/(g)/
 Portfolio Turnover
  Rate................  14.8%/(g)/  34.3%    47.8%    17.6%    2.2%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/   2004     2003     2002     2001/(H)/

PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.48      $10.53   $9.11    $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.20        0.11     0.03     0.09     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.24        0.95     1.43     (0.63)   (0.36)

 Total From Investment
            Operations  0.44        1.06     1.46     (0.54)   (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.23)      (0.11)   (0.04)   (0.04)   --

 Distributions from     (0.09)      --       --       --       --
 ------zed Gains......
   Total Dividends and  (0.32)      (0.11)   (0.04)   (0.04)   --
 ----    Distributions

Net Asset Value, End    $11.60      $11.48   $10.53   $9.11    $9.69
 of Period............

Total Return /(c)/ ...  3.80%/(f)/  10.10%   16.09%   (5.56)%  (3.29)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $133,243    $97,035  $45,114  $8,645   $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.73%/(g)/  0.78%    1.01%    1.05%    1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............  --          0.78%    1.01%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.42%/(g)/  1.01%    0.31%    1.46%    1.93%/(g)/
 Portfolio Turnover
  Rate................  4.3%/(g)/   27.0%    41.1%    12.3%    4.0%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/   2004     2003        2002     2001/(I)/

PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.18      $10.21   $8.74       $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.17        0.08     (0.01)      0.07     0.02
 Net Realized and
  Unrealized Gain
  (ioss) on
  Investments.........  0.29        0.96     1.49        (0.78)   (0.52)

 Total From Investment
            Operations  0.46        1.04     1.48        (0.71)   (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.21)      (0.07)   (0.01)      (0.05)   --
 Distributions from     (0.08)      --       --          --       --
 ------zed Gains......

   Total Dividends and  (0.29)      (0.07)   (0.01)      (0.05)   --
 ----    Distributions

Net Asset Value, End    $11.35      $11.18   $10.21      $8.74    $9.50
 of Period............

Total Return /(c)/ ...  4.06%/(f)/  10.18%   16.91%      (7.52)%  (5.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $119,026    $95,677  $55,252     $7,610   $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.81%/(g)/  0.87%    1.09%       1.05%    1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............  --          0.87%    1.09%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.07%/(g)/  0.75%    (0.06)%     0.96%    1.39%/(g)/
 Portfolio Turnover
  Rate................  9.0%/(g)/   30.7%    52.4%/(h)/  19.9%    60.2%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/   2004     2003     2002     2001/(H)/

PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.14      $10.15   $8.66    $9.55    $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.15        0.03     (0.07)   0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.32        0.97     1.56     (0.88)   (0.45)

 Total From Investment
            Operations  0.47        1.00     1.49     (0.84)   (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.18)      (0.01)   --       (0.04)   --
 Distributions from     (0.08)      --       --       (0.01)   --
 ------zed Gains......

   Total Dividends and  (0.26)      (0.01)   --       (0.05)   --
 -----   Distributions

Net Asset Value, End    $11.35      $11.14   $10.15   $8.66    $9.55
 of Period............

Total Return /(c)/ ...  4.18%/(f)/  9.86%    17.26%   (8.89)%  (4.31)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,679     $26,053  $12,332  $3,304   $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.88%/(g)/  0.97%    1.60%    1.05%    1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............  --          0.97%    1.66%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.63%/(g)/  0.29%    (0.71)%  0.45%    0.70%/(g)/
 Portfolio Turnover
  Rate................  14.0%/(g)/  40.0%    46.0%    19.6%    316.2%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/   2004     2003     2002      2001/(H)/

PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.55      $9.67    $8.15    $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.10        (0.08)   (0.08)   0.04      --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.35        0.96     1.60     (1.04)    (0.77)

 Total From Investment
            Operations  0.45        0.88     1.52     (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.16)      --       --       (0.05)    --
 Distributions from     (0.07)      --       --       --        --
 -----ized Gains......

   Total Dividends and  (0.23)      --       --       (0.05)    --
 -----   Distributions

Net Asset Value, End    $10.77      $10.55   $9.67    $8.15     $9.20
 of Period............

Total Return /(c)/ ...  4.17%/(f)/  9.10%    18.67%   (10.98)%  (7.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,254      $3,887   $1,636   $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  1.30%/(g)/  1.68%    1.70%    1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............  1.30%/(g)/  1.73%    4.30%    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.82%/(g)/  (0.74)%  (0.97)%  0.35%     0.20%/(g)/
 Portfolio Turnover
  Rate................  9.9%/(g)/   44.9%    45.7%    25.4%     59.0%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/   2004     2003     2002     2001/(H)/

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.70      $10.72   $9.68    $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.21        0.13     0.02     0.10     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.09        0.94     1.06     (0.33)   (0.19)

 Total From Investment
            Operations  0.30        1.07     1.08     (0.23)   (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.24)      (0.09)   (0.03)   (0.08)   --
 Distributions from     (0.13)      --       (0.01)   --       --
 ------zed Gains......

   Total Dividends and  (0.37)      (0.09)   (0.04)   (0.08)   --
 ----    Distributions

Net Asset Value, End    $11.63      $11.70   $10.72   $9.68    $9.99
 of Period............

Total Return /(c)/ ...  2.49%/(f)/  10.04%   11.15%   (2.29)%  (0.79)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $39,896     $24,991  $8,325   $754     $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............  0.76%/(g)/  0.86%    1.30%    1.04%    1.04%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............  --          0.86%    1.94%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  3.64%/(g)/  1.12%    0.20%    1.84%    2.87%/(g)/
 Portfolio Turnover
  Rate................  50.3%/(g)/  34.1%    43.9%    46.2%    103.3%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004        2003        2002     2001/(H)/

REAL ESTATE SECURITIES FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $18.28      $14.42      $11.07      $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.13        0.28        0.37        0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  1.40        3.97        3.22        0.62     0.32

 Total From Investment
            Operations  1.53        4.25        3.59        0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.33)      (0.25)      (0.24)      (0.30)   --
 Distributions from     (1.05)      (0.14)      --          --       --
 -----ized Gains......

   Total Dividends and  (1.38)      (0.39)      (0.24)      (0.30)   --
 ----    Distributions

Net Asset Value, End    $18.43      $18.28      $14.42      $11.07   $10.45
 of Period............

Total Return /(b)/ ...  8.37%/(e)/  30.09%      32.98%      8.88%    3.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $117,766    $95,696     $51,874     $20,110  $2,108
 Ratio of Expenses to
  Average Net Assets..  1.61%/(f)/  1.68%       1.90%       1.80%    1.76%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --          1.68%/(g)/  1.95%/(g)/  --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.43%/(f)/  1.72%       2.95%       2.83%    4.01%/(f)/
 Portfolio Turnover
  Rate................  31.9%/(f)/  67.9%       35.4%       46.3%    77.5%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(E)/     2004     2003     2002     2001/(H)/

SHORT-TERM BOND FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.24        $10.38   $10.39   $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.11          0.22     0.25     0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.12)        (0.09)   0.02     (0.04)   0.30

 Total From Investment
            Operations  (0.01)        0.13     0.27     0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.13)        (0.23)   (0.28)   (0.37)   (0.33)
 Distributions from     --            (0.04)   --       (0.11)   --
 -----ized Gains......

   Total Dividends and  (0.13)        (0.27)   (0.28)   (0.48)   (0.33)
         Distributions

Net Asset Value, End    $10.10        $10.24   $10.38   $10.39   $10.54
 of Period............

Total Return /(c)/ ...  (0.10)%/(f)/  1.27%    2.64%    3.33%    6.02%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,411       $45,294  $35,847  $12,108  $996
 Ratio of Expenses to
  Average Net Assets..  1.29%/(g)/    1.18%    1.33%    1.35%    1.31%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............  1.18%/(g)/    --       --       --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...  1.29%/(g)/    1.18%    1.33%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.24%/(g)/    2.15%    2.46%    3.56%    4.75%/(g)/
 Portfolio Turnover
  Rate................  71.9%/(g)/    61.5%    72.3%    105.8%   68.4%/(g)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003        2002        2001/(H)/

SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $14.00        $12.96      $9.51       $10.38      $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)        (0.05)      (0.05)      (0.02)      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.62          1.12        3.50        (0.83)      (0.07)

 Total From Investment
            Operations  0.59          1.07        3.45        (0.85)      (0.08)
Less Dividends and
 Distributions:
 Distributions from     (0.85)        (0.03)      --          (0.02)      --
 -----ized Gains......

   Total Dividends and  (0.85)        (0.03)      --          (0.02)      --
 -----   Distributions

Net Asset Value, End    $13.74        $14.00      $12.96      $9.51       $10.38
 of Period............

Total Return /(b)/ ...  3.93%/(e)/    8.26%       36.28%      (8.23)%     (0.67)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $89,257       $77,396     $47,377     $17,167     $2,480
 Ratio of Expenses to
  Average Net Assets..  1.51%/(f)/    1.58%       1.70%       1.70%       1.66%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --            1.58%/(g)/  1.84%/(g)/  1.70%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.42)%/(f)/  (0.35)%     (0.48)%     (0.44)%     (0.35)%/(f)/
 Portfolio Turnover
  Rate................  111.8%/(f)/   98.5%       113.2%      108.8%      123.5%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003     2002        2001/(H)/

SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $7.52         $7.29       $4.84    $7.31       $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.04)        (0.08)      (0.08)   (0.20)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  --            0.31        2.53     (1.91)      (1.72)
  ----
 Total From Investment
            Operations  (0.04)        0.23        2.45     (2.11)      (1.75)
Less Dividends and
 Distributions:
 Distributions from     (0.40)        --          --       (0.36)      --
 -----ized Gains......

   Total Dividends and  (0.40)        --          --       (0.36)      --
 -----   Distributions

Net Asset Value, End    $7.08         $7.52       $7.29    $4.84       $7.31
 of Period............

Total Return /(b)/ ...  (1.06)%/(e)/  3.16%       50.62%   (30.92)%    (18.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,815       $25,984     $16,886  $4,449      $1,322
 Ratio of Expenses to
  Average Net Assets..  1.63%/(f)/    1.68%       1.88%    1.70%       1.64%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --            1.69%/(g)/  2.18%    1.70%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (1.06)%/(f)/  (1.06)%     (1.26)%  (1.27)%     (1.32)%/(f)/
 Portfolio Turnover
  Rate................  203.1%/(f)/   194.9%      270.1%   255.3%      178.3%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/   2004     2003     2002     2001/(G)/

SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $14.40      $12.49   $9.50    $10.14   $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  --          --       (0.05)   (0.01)   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.32        1.91     3.04     (0.49)   (0.59)

 Total From Investment
            Operations  0.32        1.91     2.99     (0.50)   (0.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)      --       --       --       --
 Distributions from     (0.36)      --       --       (0.14)   --
 -----ized Gains......

   Total Dividends and  (0.41)      --       --       (0.14)   --
 -----   Distributions

Net Asset Value, End    $14.31      $14.40   $12.49   $9.50    $10.14
 of Period............

Total Return /(b)/ ...  2.02%/(e)/  15.31%   31.47%   (5.16)%  (5.59)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,229     $33,134  $17,505  $7,197   $1,860
 Ratio of Expenses to
  Average Net Assets..  0.95%/(f)/  1.06%    1.38%    1.10%    1.06%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  --          1.06%    1.49%    --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.00%/(f)/  0.01%    (0.47)%  (0.28)%  (0.26)%/(f)/
 Portfolio Turnover
  Rate................  43.9%/(f)/  54.5%    44.6%    61.0%    62.0%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(D)/     2004        2003        2002        2001/(H)/

SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $15.88        $14.53      $10.42      $10.48      $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.02)        (0.09)      (0.04)      (0.01)      --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.61          1.91        4.15        0.42        (0.16)

 Total From Investment
            Operations  0.59          1.82        4.11        0.41        (0.16)
Less Dividends and
 Distributions:
 Distributions from     (1.40)        (0.47)      --          (0.47)      --
 -----ized Gains......

   Total Dividends and  (1.40)        (0.47)      --          (0.47)      --
 -----   Distributions

Net Asset Value, End    $15.07        $15.88      $14.53      $10.42      $10.48
 of Period............

Total Return /(b)/ ...  3.27%/(e)/    12.80%      39.44%      3.65%       (1.04)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,181       $26,756     $12,945     $4,953      $749
 Ratio of Expenses to
  Average Net Assets..  1.53%/(f)/    1.65%       1.70%       1.69%       1.66%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...  1.53%/(f)/    1.65%/(g)/  2.14%/(g)/  1.70%/(g)/  --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.20)%/(f)/  (0.62)%     (0.35)%     (0.07)%     0.12%/(f)/
 Portfolio Turnover
  Rate................  156.2%/(f)/   163.5%      221.7%      134.3%      89.1%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.





                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/     2004         2003      2002    2001/(I)/
                          ----          ----         ----      ----    ----
ULTRA SHORT BOND FUND
---------------------
CLASS J SHARES/(A)/
--------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02         0.02      0.03     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01           --        --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02         0.02      0.03     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)       (0.02)    (0.03)   (0.01)
                          -----        -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)       (0.02)    (0.03)   (0.01)
                          -----        -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00        $1.00     $1.00    $1.00
                          =====        =====        =====     =====    =====
Total Return /(//c//)/     0.63%/(f)/   1.90%/(h)/   2.33%     3.24%    1.34%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $41,819      $43,380      $40,460   $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.17%/(g)/   1.29%        1.55%     1.60%    1.60%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(//d//)/     1.17%/(g)/   1.32%        1.55%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.26%/(g)/   1.90%        2.21%     3.12%    3.51%/(g)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%        20.7%     13.6%    31.1%/(g)/




/(a) /On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.
  took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights have been restated to reflect the distribution.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /In 2004, 1.02% of the total return consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Class J shares would have been .88%.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - STABLE FUNDS

                            AVERAGE ANNUAL TOTAL RETURNS*                                   ANNUAL TOTAL RETURNS*
                             (THROUGH SEPTEMBER 30, 2005)                                 (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2004   2003  2002  2001  2000  1999  1998  1997  1996   1995
                        ----------------------------------------     --------------------------------------------------------------
MONEY MARKET FUND
CLASS J (03/01/01)      1.39  1.56  0.56   N/A   N/A    0.97          0.20  0.01  0.53
Principal Global
Investors Money Market
Composite                                 2.42  3.78                                    4.33  6.21  4.71  5.13  5.10  4.95    5.53
 Lehman Brothers U.S.
 Treasury Bellwethers
 3 Month Index          2.13  2.60  1.66  2.49  3.95    2.12         14.85  9.08  9.72  9.71  7.44  5.62  6.02  8.33  8.29    7.10

SHORT-TERM BOND FUND
CLASS J (03/01/01)
PREVIOUSLY HIGH
QUALITY SHORT-TERM
BOND FUND               0.91  0.80  1.49   N/A   N/A    3.00          0.45  1.81  6.77
Principal Global
Investors Limited Term
Fixed Income Composite                    4.84   N/A                                    7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     0.86  1.01  2.50  5.21  5.62    4.49          1.85  3.35  8.12  9.03  8.91  2.09  7.63  7.13  4.67   12.88
 Morningstar
 Short-Term Bond
 Category Average       0.98  1.31  2.13  4.14  4.80    3.45          1.60  2.39  5.24  7.32  8.14  2.12  6.28  6.51  4.35   11.48

ULTRA SHORT BOND CLASS
J (06/15/01)
PREVIOUSLY CAPITAL
PRESERVATION FUND       1.55  1.78  2.06   N/A   N/A    2.45          1.74  2.18  3.12
 6-Month LIBOR Index    2.30  2.80  1.85  2.77   N/A    2.14          1.47  1.32  2.06  5.00  6.76  5.44  5.89  5.94  5.81
 Morningstar
 Ultrashort Bond        1.81  2.25  1.78  3.05  4.42    2.33          1.24  1.56  2.73  5.77  6.72  4.45  5.08  6.18  6.14    7.62
 Category Average
                        ----------------------------------------     --------------------------------------------------------------
 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                            AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                             (THROUGH SEPTEMBER 30, 2005)                                  (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2004  2003   2002   2001   2000   1999   1998   1997   1996
                        ----------------------------------------     --------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND CLASS
J (03/01/01)            1.44  2.43  3.23   N/A   N/A    4.49         3.89   3.27   8.22
Principal Global
Investors Multi Sector
Fixed Income Composite                    7.10  6.85                                      8.43  12.00  -0.57   7.97  10.16   3.94
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80  3.96  6.62  6.55    5.71         4.34   4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43  4.01  5.98  5.78    5.08         3.81   4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30

GOVERNMENT & HIGH
QUALITY BOND FUND
CLASS J (03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND         1.09  1.77  2.01   N/A   N/A    3.62         2.80   0.83   7.75
Principal Global
Investors Mortgage
Backed Securities
Composite                                 5.53  5.99                                      7.51  11.08   0.22   7.62   9.97   3.90
 Lehman Brothers        1.98  2.87  3.28  6.19  6.38
 Government/Mortgage
 Index                                                  5.27         4.08   2.73  10.06   7.71  12.29  -0.54   8.72   9.54   3.68
 Morningstar
 Intermediate
 Government Category
 Average                1.45  2.28  2.47  5.34  5.41    4.60         3.39   2.15   9.07   6.84  10.76  -1.44   7.45   8.45   2.80

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J
(03/01/01)              1.46  2.33  3.00   N/A   N/A    4.44         3.44   2.88   8.71
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                 6.53   N/A                                      8.32  10.71  -0.57   8.28   9.32
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80  3.96  6.62  6.55    5.71         4.34   4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43  4.01  5.98  5.78    5.08         3.81   4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30

INFLATION PROTECTION
FUND CLASS J
(12/29/04)              2.26   N/A   N/A   N/A   N/A    2.56
 Lehman Brothers US
 Treasury TIPS Index    2.73  6.78  7.18  9.84   N/A                 8.46   8.39  16.56   7.89  13.18   2.63   3.95
 Morningstar Long-Term
 Government Category
 Average                3.12  5.45  5.11  8.35  7.04                 7.16   4.73  16.70   3.69  20.06  -8.08  10.62  12.34  -1.61

PREFERRED SECURITIES
FUND CLASS J
(12/29/03)              0.78  3.17   N/A   N/A   N/A    2.53         3.57
Spectrum Preferred
Securities Composite                8.13  9.35  8.28                       13.00   9.72  10.55  16.11  -5.05   8.25  12.47   7.95
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80  3.96  6.62  6.55    3.52         4.34   4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63
 Morningstar
 Intermediate-Term      1.35  2.43  4.01  5.98  5.78    3.01         3.81   4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30
 Bond Category Average
                        ----------------------------------------     --------------------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                         1995
                        -------
BOND & MORTGAGE
SECURITIES FUND CLASS
J (03/01/01)
Principal Global         18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         18.47
 Aggregate Bond Index
 Morningstar             17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
CLASS J (03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
Principal Global         19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         17.81
 Government/Mortgage
 Index
 Morningstar             16.42
 Intermediate
 Government Category
 Average

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J
(03/01/01)
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers         13.47
 Aggregate Bond Index
 Morningstar             17.35
 Intermediate-Term
 Bond Category Average

INFLATION PROTECTION
FUND CLASS J
(12/29/04)
 Lehman Brothers US
 Treasury TIPS Index
 Morningstar Long-Term   31.15
 Government Category
 Average

PREFERRED SECURITIES
FUND CLASS J
(12/29/03)
Spectrum Preferred       23.50
Securities Composite
 Lehman Brothers         13.47
 Aggregate Bond Index
 Morningstar             17.35
 Intermediate-Term
 Bond Category Average  -------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.


PERFORMANCE RESULTS - MODERATE FUNDS





LARGECAP GROWTH FUND CLASS J (03/01/01)
Columbus Circle Investors Large Capitalization Composite /(1)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND CLASS J (03/01/01)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND CLASS J (03/01/01)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

MIDCAP VALUE FUND CLASS J (03/01/01)
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index
 Morningstar Mid-Cap Value Category Average

PARTNERS LARGECAP BLEND FUND CLASS J (03/01/01)
T. Rowe Price U.S. Structured Research Strategy /(//2//)//(3)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I CLASS J (03/01/01)
Goldman Sachs Large Cap Blend Composite /(//4//)/
Wellington LargeCap Blend Composite /(//5//)/
 S&P 500 Index
 Morningstar Large Blend Category Average


 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/
 //(//1//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.

/ //(2)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//

/(//3//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/ //(//4//)/ Goldman Sachs began sub-advising the Fund on 12/16/02
/ //(//5//)/ Wellington began sub-advising the Fund on 12/16/02


LARGECAP GROWTH FUND CLASS J (03/01/01)
Columbus Circle Investors Large Capitalization Composite /(1)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND CLASS J (03/01/01)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND CLASS J (03/01/01)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

MIDCAP VALUE FUND CLASS J (03/01/01)
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index
 Morningstar Mid-Cap Value Category Average

PARTNERS LARGECAP BLEND FUND CLASS J (03/01/01)
T. Rowe Price U.S. Structured Research Strategy /(//2//)//(3)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I CLASS J (03/01/01)
Goldman Sachs Large Cap Blend Composite /(//4//)/
Wellington LargeCap Blend Composite /(//5//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(2)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//3//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/ //(//4//)/ Goldman Sachs began sub-advising the Fund on 12/16/02
/ //(//5//)/ Wellington began sub-advising the Fund on 12/16/02

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                                AVERAGE ANNUAL TOTAL RETURNS*
                                                                                 (THROUGH SEPTEMBER 30, 2005)

                                                                                                                   LIFE
                                                                      YTD     1 YR     3 YR     5 YR     10 YR    OF FUND
                                                                    --------------------------------------------------------
PARTNERS LARGECAP GROWTH FUND CLASS J (12/30/02)                     -0.51     6.95      N/A      N/A      N/A      8.12
GMO Growth Composite/(//1//)/                                                  8.61    13.29    -8.06     8.43
 Russell 1000 Growth Index                                            2.22    11.60    14.74    -8.64     6.89     13.30
 S&P 500 Index                                                        2.77    12.25    16.71    -1.49     9.48     14.93
 Morningstar Large Growth Category Average                            2.90    13.39    14.62    -7.28     6.94     13.90

PARTNERS LARGECAP GROWTH FUND I CLASS J (03/01/01)                    1.74    13.27    12.50      N/A      N/A     -2.53
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(//2//)//(//3//)/                                                                     20.46      N/A      N/A
 Russell 1000 Growth Index                                            2.22    11.60    14.74    -8.64     6.89     -2.00
 Morningstar Large Growth Category Average                            2.90    13.39    14.62    -7.28     6.94     -1.70

PARTNERS LARGECAP GROWTH FUND II CLASS J (03/01/01)                   0.78     9.70    12.96      N/A      N/A     -1.29
American Century Large Cap Growth Equity Composite                                              -7.02     5.96
 Russell 1000 Growth Index                                            2.22    11.60    14.74    -8.64     6.89     -2.00
 Morningstar Large Growth Category Average                            2.90    13.39    14.62    -7.28     6.94     -1.70

PARTNERS LARGECAP VALUE FUND CLASS J (03/01/01)                       3.39    12.67    17.45      N/A      N/A      6.09
Bernstein Diversified Value Composite                                                            9.31      N/A
 Russell 1000 Value Index                                             5.72    16.69    20.48     5.76    11.52      6.04
 Morningstar Large Value Category Average                             4.02    13.67    17.75     4.45     9.27      4.22

PARTNERS MIDCAP VALUE FUND CLASS J (03/01/01)                         8.86    22.03    22.71      N/A      N/A     11.19
Neuberger Berman MidCap Value Composite                                                         11.81    13.72
 Russell Midcap Value Index                                          11.16    26.13    26.68    13.95    14.01     13.26
 Morningstar Mid-Cap Value Category Average                           6.60    18.77    22.14    10.85    11.87     10.67
                                                                    --------------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/ GMO began sub-advising the Fund on 03/09/04
/ //(//2//)/ T. Rowe began sub-advising the Fund on 08/24/04
///(//3//)//
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
                                                                                              ANNUAL TOTAL RETURNS*
                                                                                            (YEAR ENDED DECEMBER 31)


                                                                     2004     2003      2002      2001      2000     1999
                                                                    ---------------------------------------------------------
PARTNERS LARGECAP GROWTH FUND CLASS J (12/30/02)                      1.88    22.30
GMO Growth Composite/(//1//)/                                         4.66    28.27    -22.94    -21.51    -12.21    39.04
 Russell 1000 Growth Index                                            6.30    29.76    -27.88    -20.42    -22.42    33.16
 S&P 500 Index                                                       10.87    28.67    -22.11    -11.88     -9.11    21.04
 Morningstar Large Growth Category Average                            7.64    28.55    -27.73    -23.63    -14.09    39.72

PARTNERS LARGECAP GROWTH FUND I CLASS J (03/01/01)                    8.13    22.57    -28.41
T. Rowe Price Institutional Large Cap Growth Strategy Composite      11.09    38.52    -24.94
/(//2//)//(//3//)/
 Russell 1000 Growth Index                                            6.30    29.76    -27.88    -20.42    -22.42    33.16
 Morningstar Large Growth Category Average                            7.64    28.55    -27.73    -23.63    -14.09    39.72

PARTNERS LARGECAP GROWTH FUND II CLASS J (03/01/01)                   8.41    24.91    -26.61
American Century Large Cap Growth Equity Composite                                               -18.66    -14.71    34.68
 Russell 1000 Growth Index                                            6.30    29.76    -27.88    -20.42    -22.42    33.16
 Morningstar Large Growth Category Average                            7.64    28.55    -27.73    -23.63    -14.09    39.72

PARTNERS LARGECAP VALUE FUND CLASS J (03/01/01)                      12.41    26.23    -14.37
Bernstein Diversified Value Composite                                                              4.26     13.80
 Russell 1000 Value Index                                            16.49    30.03    -15.52     -5.59      7.02     7.35
 Morningstar Large Value Category Average                            12.91    28.40    -18.92     -5.37      5.47     6.63

PARTNERS MIDCAP VALUE FUND CLASS J (03/01/01)                        21.45    34.66    -10.75
Neuberger Berman MidCap Value Composite                                                           -2.20     29.70     8.04
 Russell Midcap Value Index                                          23.71    38.06     -9.65      2.34     19.18    -0.11
 Morningstar Mid-Cap Value Category Average                          17.90    34.38    -12.91      6.40     16.82     7.78
                                                                    ---------------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/ GMO began sub-advising the Fund on 03/09/04
/ //(//2//)/ T. Rowe began sub-advising the Fund on 08/24/04
///(//3//)//
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.



                                                                      1998     1997     1996      1995
                                                                    -------------------------------------
PARTNERS LARGECAP GROWTH FUND CLASS J (12/30/02)
GMO Growth Composite/(//1//)/                                         37.30    29.35    20.39     39.85
 Russell 1000 Growth Index                                            38.71    30.49    23.12     37.19
 S&P 500 Index                                                        28.58    33.36    22.96     37.58
 Morningstar Large Growth Category Average                            33.56    25.00    18.95     32.27

PARTNERS LARGECAP GROWTH FUND I CLASS J (03/01/01)
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(//2//)//(//3//)/
 Russell 1000 Growth Index                                            38.71    30.49    23.12     37.19
 Morningstar Large Growth Category Average                            33.58    25.00    18.95     32.27

PARTNERS LARGECAP GROWTH FUND II CLASS J (03/01/01)
American Century Large Cap Growth Equity Composite                    36.77    29.28    14.92     20.35
 Russell 1000 Growth Index                                            38.71    30.49    23.12     37.19
 Morningstar Large Growth Category Average                            33.58    25.00    18.95     32.27

PARTNERS LARGECAP VALUE FUND CLASS J (03/01/01)
Bernstein Diversified Value Composite
 Russell 1000 Value Index                                             15.63    35.18    21.64     38.35
 Morningstar Large Value Category Average                             13.10    27.01    20.79     32.28

PARTNERS MIDCAP VALUE FUND CLASS J (03/01/01)
Neuberger Berman MidCap Value Composite                              -10.66    32.66    28.08     35.23
 Russell Midcap Value Index                                            5.09    34.37    20.26     34.93
 Morningstar Mid-Cap Value Category Average                            3.92    26.04    20.50     29.27
                                                                    -------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/ GMO began sub-advising the Fund on 03/09/04
/ //(//2//)/ T. Rowe began sub-advising the Fund on 08/24/04
///(//3//)//
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


MIDCAP BLEND FUND CLASS J (03/01/01)
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index
 Morningstar Mid-Cap Blend Category Average

MIDCAP GROWTH FUND CLASS J (03/01/01)
Columbus Circle Investors Mid Capitalization Composite/(//1//)/
 Russell Midcap Growth Index
 Morningstar Mid-Cap Growth Category Average

MIDCAP S&P 400 INDEX FUND CLASS J (03/01/01)
 S&P MidCap 400 Index
 Morningstar Mid-Cap Blend Category Average

PARTNERS MIDCAP GROWTH FUND CLASS J (03/01/01)
Turner Midcap Growth Composite
 Russell Midcap Growth Index
 Morningstar Mid-Cap Growth Category Average

PARTNERS SMALLCAP GROWTH FUND I CLASS J (03/01/01)
Alliance Capital Small Cap Growth Composite/(//2//)/
 Russell 2000 Growth Index
 Morningstar Small Growth Category Average

PARTNERS SMALLCAP GROWTH FUND II CLASS J (03/01/01)
UBS U.S. Small Capitalization Growth Equity Composite/(//3//)/
Emerald Diversified Small Cap Growth Composite /(//4//)/
 Russell 2000 Growth Index
 Morningstar Small Growth Category Average

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(//2//)/ Alliance began sub-advising the Fund on 03/31/03
//
/(//3//)/ UBS began sub-advising the Fund on 04/22/02
//
/(//4//)/ Emerald Advisers Inc. began as co-sub-advisor on 09/01/04

MIDCAP BLEND FUND CLASS J (03/01/01)
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index
 Morningstar Mid-Cap Blend Category Average

MIDCAP GROWTH FUND CLASS J (03/01/01)
Columbus Circle Investors Mid Capitalization Composite/(//1//)/
 Russell Midcap Growth Index
 Morningstar Mid-Cap Growth Category Average

MIDCAP S&P 400 INDEX FUND CLASS J (03/01/01)
 S&P MidCap 400 Index
 Morningstar Mid-Cap Blend Category Average

PARTNERS MIDCAP GROWTH FUND CLASS J (03/01/01)
Turner Midcap Growth Composite
 Russell Midcap Growth Index
 Morningstar Mid-Cap Growth Category Average

PARTNERS SMALLCAP GROWTH FUND I CLASS J (03/01/01)
Alliance Capital Small Cap Growth Composite/(//2//)/
 Russell 2000 Growth Index
 Morningstar Small Growth Category Average

PARTNERS SMALLCAP GROWTH FUND II CLASS J (03/01/01)
UBS U.S. Small Capitalization Growth Equity Composite/(//3//)/
Emerald Diversified Small Cap Growth Composite /(//4//)/
 Russell 2000 Growth Index
 Morningstar Small Growth Category Average

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//1//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(//2//)/ Alliance began sub-advising the Fund on 03/31/03
//
/(//3//)/ UBS began sub-advising the Fund on 04/22/02
//
/(//4//)/ Emerald Advisers Inc. began as co-sub-advisor on 09/01/04

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                               (THROUGH SEPTEMBER 30, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002   2001    2000   1999    1998
                        --------------------------------------------     ----------------------------------------------------
PARTNERS SMALLCAP
VALUE FUND CLASS J
(03/01/01)               6.79  19.82  23.16    N/A    N/A   12.82        16.81  36.62  -11.11
Ark Asset Small Cap
Value Composite                              17.40  16.32                                      21.50   33.67   6.05   -1.89
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33    6.04        22.25  46.02  -11.42  14.02   22.83  -1.49   -6.45
 Morningstar Small
 Value Category
 Average                 5.31  18.61  24.23  14.59  13.05   14.18        20.58  42.71  -10.25  17.31   16.98   4.49   -6.99

REAL ESTATE SECURITIES
FUND CLASS J
(03/01/01)              10.29  29.44  26.31    N/A    N/A   20.87        32.94  37.01    6.87
Principal Capital -
REI Real Estate
Composite                                    27.93  20.47                                       8.73   31.15  -3.01  -10.20
 MSCI US REIT Index     10.21   27.1  25.68  19.19  14.64   20.46        31.49  36.74    3.64  12.83   26.81  -4.55  -16.90
 Morningstar Specialty
 - Real Estate
 Category Average        8.87  26.23  25.93  18.54  15.05   19.76        31.88  36.89    4.10   8.93   25.83  -3.35  -15.79

SMALLCAP BLEND FUND
CLASS J (03/01/01)       8.48  22.35  21.63    N/A    N/A   11.20        15.54  41.48  -17.85
Principal Global
Investors Small                                                      -
Company Blend
Composite                                    10.62    N/A                                       1.79   19.86  12.50  -11.27
 Russell 2000 Index      3.38  17.95  24.12   6.45   9.37    9.14        18.33  47.25  -20.48   2.49   -3.02  21.26   -2.55
 Morningstar Small
 Blend Category
 Average                 5.52  19.24  23.25  10.07  11.77   11.40        18.86  42.77  -16.17   8.41   12.84  18.18   -3.64

SMALLCAP GROWTH FUND
CLASS J (03/01/01)       1.00  16.96  22.49    N/A    N/A   -0.25        13.61  47.12  -39.83
Principal Global
Investors Small
Company Growth
Composite                                    -5.88   5.96                                      -0.41  -33.86  66.37   -2.47
 Russell 2000 Growth
 Index                   2.51  17.97  23.23  -2.54   4.67    3.70        14.31  48.53  -30.25  -9.23  -22.43  43.09    1.23
 Morningstar Small
 Growth Category
 Average                 4.02  18.53  21.17  -1.45   8.13    4.46        12.09  45.00  -28.42  -9.02   -5.71  61.45    4.49

SMALLCAP S&P 600 INDEX
FUND CLASS J
(03/01/01)               6.37  19.85  22.58    N/A    N/A   10.78        21.24  36.58  -15.75
 S&P SmallCap 600
 Index                   7.26  21.20  24.18  10.95  12.16   12.22        22.64  38.77  -14.63   6.54   11.80  12.40   -1.31
 Morningstar Small
 Blend Category
 Average                 5.52  19.24  23.25  10.07  11.77   11.40        18.86  42.77  -16.17   8.41   12.84  18.18   -3.64

SMALLCAP VALUE FUND
CLASS J (03/01/01)       7.76  21.68  24.00    N/A    N/A   15.49        18.93  42.14   -3.49
Principal Global
Investors Small Cap
Value Composite                              16.84  13.01                                       8.93   12.05  -8.92   -6.03
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33   14.06        22.25  46.02  -11.42  14.02   22.83  -1.49   -6.45
 Morningstar Small
 Value Category          5.31  18.61  24.23  14.59  13.05   14.18        20.58  42.71  -10.25  17.31   16.98   4.49   -6.99
 Average
                        --------------------------------------------     ----------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1997   1996    1995
                        ---------------------
PARTNERS SMALLCAP
VALUE FUND CLASS J
(03/01/01)
Ark Asset Small Cap     32.41  24.03   33.78
Value Composite
 Russell 2000 Value     31.78  21.37   25.75
 Index
 Morningstar Small      30.04  25.53   25.13
 Value Category
 Average

REAL ESTATE SECURITIES
FUND CLASS J
(03/01/01)
Principal Capital -     19.83
REI Real Estate
Composite
 MSCI US REIT Index     18.58  35.89   12.90
 Morningstar Specialty  23.05  31.68   15.17
 - Real Estate
 Category Average

SMALLCAP BLEND FUND
CLASS J (03/01/01)
Principal Global        15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index     22.36  16.50   28.45
 Morningstar Small      26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP GROWTH FUND
CLASS J (03/01/01)
Principal Global        34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth    12.95  11.26   31.04
 Index
 Morningstar Small      18.19  19.99   35.44
 Growth Category
 Average

SMALLCAP S&P 600 INDEX
FUND CLASS J
(03/01/01)
 S&P SmallCap 600       25.58  21.32   29.97
 Index
 Morningstar Small      26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP VALUE FUND
CLASS J (03/01/01)
Principal Global        33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     31.78  21.37   25.75
 Index
 Morningstar Small      30.04  25.53   25.13
 Value Category
 Average                ---------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - DYNAMIC FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                               (THROUGH SEPTEMBER 30, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999    1998
                        --------------------------------------------     -----------------------------------------------------
DIVERSIFIED
INTERNATIONAL FUND
CLASS J (03/01/01)      16.42  34.27  24.81    N/A    N/A    5.27        19.18  32.65  -17.17
Principal Global
Investors
International Large
Cap Composite                                 4.13   8.52                                      -24.79   -7.57  25.78   10.47
 Citigroup BMI Global
 ex-US Index            13.02  30.65  28.37   5.81   7.55    9.06        22.23  42.15  -13.81  -20.08  -12.04  28.75   17.27
 Morningstar Foreign
 Large Blend Category
 Average                 9.69  25.15  22.03   1.15   6.25    4.19        17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55

INTERNATIONAL EMERGING
MARKETS FUND CLASS J
(03/01/01)              25.62  50.56  37.45    N/A    N/A   17.84        24.60  54.96   -7.72
Principal Global
Investors
International Emerging
Markets Equity
Composite                                    14.35  11.73                                       -3.66  -28.63  63.25  -17.59
 MSCI Emerging Markets
 Free Index - NDTR      25.03  46.58  39.06    N/A    N/A   17.96        25.56  55.82   -6.18   -2.61
 Morningstar
 Diversified Emerging
 Markets Category
 Average                23.34  44.04  36.80  14.08   6.70   17.61        23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03

INTERNATIONAL GROWTH
FUND CLASS J
(03/01/01)              15.84  31.15  26.95    N/A    N/A    7.20        21.58  37.37  -16.86
 Citigroup Broad
 Market (BMI) World
 Ex-US Growth Index     12.19  28.15  25.66   1.39   6.20    5.93        19.34  38.42  -16.97  -24.13  -17.97  36.58   19.63
 Morningstar Foreign
 Large Growth Category   9.39  24.73  21.46  -0.95   5.36    3.20        15.58  33.15  -19.15  -24.36  -20.88  52.48   14.80
 Average
                        --------------------------------------------     -----------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1997   1996    1995
                        ---------------------
DIVERSIFIED
INTERNATIONAL FUND
CLASS J (03/01/01)
Principal Global        12.43  24.54   14.07
Investors
International Large
Cap Composite
 Citigroup BMI Global    2.62   8.70   11.77
 ex-US Index
 Morningstar Foreign     5.99  12.31   10.76
 Large Blend Category
 Average

INTERNATIONAL EMERGING
MARKETS FUND CLASS J
(03/01/01)
Principal Global        11.38  25.57    7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets
 Free Index - NDTR
 Morningstar            -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH
FUND CLASS J
(03/01/01)
 Citigroup Broad         3.91   8.41   12.61
 Market (BMI) World
 Ex-US Growth Index
 Morningstar Foreign     6.99  13.88   10.03
 Large Growth Category
 Average                ---------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

PERFORMANCE RESULTS - LIFETIME FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                              (THROUGH SEPTEMBER 30, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001   2000   1999   1998   1997
                        -------------------------------------------     ----------------------------------------------------------
PRINCIPAL LIFETIME
2010 FUND CLASS J
(06/15/01)              3.55  10.71  11.64    N/A   N/A    5.95         11.21  17.54   -5.26
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.80         10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.91          4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar
 Conservative
 Allocation Category
 Average                1.94   5.95   7.90   3.44  6.56    3.45          5.71  12.79   -3.15   -0.81   4.40   7.15  11.63  14.86

PRINCIPAL LIFETIME
2020 FUND CLASS J
(06/15/01)              5.23  13.65  13.51    N/A   N/A    6.37         11.57  20.52   -7.83
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.80         10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.91          4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.84          8.62  20.06  -11.48   -4.63   1.66  10.34   13.2  19.35

PRINCIPAL LIFETIME
2030 FUND CLASS J
(06/15/01)              5.67  14.81  14.48    N/A   N/A    5.87         11.92  22.14  -10.96
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.80         10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.91          4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.84          8.62  20.06  -11.48   -4.63   1.66  10.34   13.2  19.35

PRINCIPAL LIFETIME
2040 FUND CLASS J
(06/15/01)              5.89  15.79  14.95    N/A   N/A    5.89         12.11  22.74  -13.55
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.80         10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.91          4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.84          8.62  20.06  -11.48   -4.63   1.66  10.34   13.2  19.35

PRINCIPAL LIFETIME
2050 FUND CLASS J
(06/15/01)              6.09  16.29  15.81    N/A   N/A    4.70         11.54  24.51  -16.31
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.80         10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.91          4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Large
 Blend Category
 Average                3.49  13.17  15.72  -1.17  8.23    1.70          9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
CLASS J (06/15/01)      2.29   7.94   9.56    N/A   N/A    5.51         10.32  13.97   -2.63
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.80         10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.91          4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar
 Conservative
 Allocation Category    1.94   5.95   7.90   3.44  6.56    3.45          5.71  12.79   -3.15   -0.81   4.40   7.15  11.63  14.86
 Average
                        -------------------------------------------     ----------------------------------------------------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1996    1995
                        --------------
PRINCIPAL LIFETIME
2010 FUND CLASS J
(06/15/01)
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar            10.65   21.46
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME
2020 FUND CLASS J
(06/15/01)
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME
2030 FUND CLASS J
(06/15/01)
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME
2040 FUND CLASS J
(06/15/01)
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME
2050 FUND CLASS J
(06/15/01)
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Large      20.37   31.99
 Blend Category
 Average

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
CLASS J (06/15/01)
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar            10.65   21.46
 Conservative
 Allocation Category
 Average                --------------

 *The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.

IMPORTANT NOTES TO THE APPENDIX


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity..


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP BROAD MARKET (BMI) WORLD EX-US GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRASHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information, dated November 22, 2005, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http://www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


                         PRINCIPAL INVESTORS FUND, INC.



                            INSTITUTIONAL CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



             The date of this Prospectus is November 22, 2005.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........

  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund..

  High Quality Intermediate-Term Bond Fund..............................

  High Yield............................................................

  Inflation Protection..................................................

  Preferred Securities Fund.............................................


 Moderate Funds
  Disciplined LargeCap Blend Fund .......................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth..............................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners LargeCap Value Fund I........................................

  Partners LargeCap Value Fund II.......................................

  Partners MidCap Value Fund............................................

  Partners MidCap Value Fund I..........................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................

  Partners MidCap Growth Fund II........................................

  Partners SmallCap Blend Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Growth Fund III.....................................

  Partners SmallCap Value Fund..........................................

  Partners SmallCap Value Fund I........................................

  Partners SmallCap Value Fund II.......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................


2                                                Principal Investors Fund
                                                          1-800-547-7754

  SmallCap Value Fund...................................................


 Dynamic Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................

  Partners Global Equity Fund...........................................

  Partners International Fund...........................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

 Financial Highlights...................................................

Portfolio Holding Information...........................................

Additional Information..................................................

Appendix A..............................................................


Principal Investors Fund                                                3
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The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century") .. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. Columbus Circle Investors ("CCI")
.. Dimensional Fund Advisors, Inc. ("Dimensional")


4                                                Principal Investors Fund
                                                          1-800-547-7754

.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") .. Mazama Capital Management, Inc. ("Mazama")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

.. Vaughan Nelson Investment Management, LP ("Vaughan Nelson")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Spectrum, Princor Financial Services Corporation ("Princor") and Principal Life are members of the Principal Financial Group/(R)/.


Principal Investors Fund                                                5
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INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are note limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . funds distributed by Princor Financial Services Corporation ("Princor") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  . the State of Iowa Section 529 College Savings Plan Trust;
  . clients of Principal Global Investors, LLC.;
  . wrap programs sponsored by Princor;
  . certain pension plans;

  . certain retirement account investment vehicles administered by foreign or domestic pension plans; and
  . certain institutional clients that have been approved by Principal Life
    Insurance Company for purposes of providing plan record keeping.

The Manager reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:

.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


6                                                Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                7
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MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


8                                                Principal Investors Fund
                                                          1-800-547-7754

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.


Principal Investors Fund                                                9
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO
2002                  1.49
2003                  0.80
2004                  1.01


 The year-to-date return as of September 30, 2005 for the Institutional Class is 1.99%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS...     1.01          N/A            N/A             1.66
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index...........     1.30                                         1.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  To obtain the Fund's
  current yield, call
  1-800-547-7754


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



10                                               Principal Investors Fund
                                                          1-800-547-7754

SHORT-TERM BOND FUND F/K/A HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a


Principal Investors Fund                                               11
www.principal.com
longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


12                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO
2002                   7.67
2003                   2.87
2004                   1.22


 The year-to-date return as of September 30, 2005 for the Institutional Class is 1.49%.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                      3.32%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '04                                    -1.58%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS .............. .           1.22                  N/A                    N/A                     4.28
     (AFTER TAXES ON DISTRIBUTIONS)....         0.11                  N/A                    N/A                     2.57
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         0.79                  N/A                    N/A                     2.62
 Lehman Brothers Mutual Fund 1-5
 Gov't/Credit Index....................         1.85                                                                 5.16
 Morningstar Short-Term Bond Category
 Average ..............................         1.60                                                                 3.88
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.40%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.40%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



Principal Investors Fund                                               13
www.principal.com

ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


14                                               Principal Investors Fund
                                                          1-800-547-7754

U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            4.15
2003            3.11
2004`           2.50

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.98%.
On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '02                                     1.06%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q4 '04
  0.40%



Principal Investors Fund                                               15
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..............             2.50                  N/A                    N/A                     3.45
     (AFTER TAXES ON DISTRIBUTIONS)....         1.62                  N/A                    N/A                     2.16
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         1.62                  N/A                    N/A                     2.16
 6-Month LIBOR Index ..................         1.47                                                                 1.93
 Morningstar Ultrashort Bond Category
 Average ..............................         1.35                                                                 2.31
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 15, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees................       0.40%
                                       ----
    TOTAL FUND OPERATING EXPENSES      0.40%

  (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



16                                               Principal Investors Fund
                                                          1-800-547-7754

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the


Principal Investors Fund                                               17
www.principal.com
effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


18                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    9.27
2003                    4.04
2004                    4.75

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.87%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.19%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                4.75                  N/A                    N/A                     5.86
     (AFTER TAXES ON DISTRIBUTIONS)....         3.35                  N/A                    N/A                     4.08
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         3.08                  N/A                    N/A                     3.92
 Lehman Brothers Aggregate Bond Index .         4.34                                                                 6.36
 Morningstar Intermediate-Term Bond
 Category Average......................         3.81                                                                 5.73
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.55%
 Reverse Repurchase Agreement
 Interest Expense................      0.04
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.59%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $60   $189  $329  $738



Principal Investors Fund                                               19
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying


20                                               Principal Investors Fund
                                                          1-800-547-7754
mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               21
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                            8.77
2003                            1.70
2004                            3.55

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.65%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                      3.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                3.55                  N/A                    N/A                     4.94
     (AFTER TAXES ON DISTRIBUTIONS)....         2.12                  N/A                    N/A                     3.14
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         2.29                  N/A                    N/A                     3.12
 Lehman Brothers Government/Mortgage
 Index ................................         4.08                                                                 5.79
 Morningstar Intermediate Government
 Category Average......................         3.39                                                                 5.12
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.40%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.40%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



22                                               Principal Investors Fund
                                                          1-800-547-7754

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


Principal Investors Fund                                               23
www.principal.com

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 152.5%


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


24                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                                            9.91
2003                                            3.75
2004                                            4.33

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.97%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.22%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                4.33                  N/A                    N/A                     6.00
     (AFTER TAXES ON DISTRIBUTIONS)....         2.87                  N/A                    N/A                     4.03
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         2.88                  N/A                    N/A                     3.94
 Lehman Brothers Aggregate Bond Index .         4.34                                                                 6.36
 Morningstar Intermediate-Term Bond
 Category Average......................         3.81                                                                 5.73
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.40%
 Reverse Repurchase Agreement
 Interest Expense..................   0.03
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.43%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $44   $138  $241  $542



Principal Investors Fund                                               25
www.principal.com

HIGH YIELD FUND
The Fund seeks high current income.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, convertible securities, preferred securities, asset-backed securities and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are common known as "junk bonds." These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

The Fund invests its assets in securities rated Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa3 (Moody's) or below CCC- (S&P) at the time of purchase. The Statement of Additional Information contains descriptions of the securities rating categories. The Sub-Advisor, Post, applies its investment process based on the belief that superior performance is achieved by identifying three specific attributes:
.. value identification - seeking complex, not closely followed and/or misunderstood credits which have the highest probability of being mispriced by the consensus view. Post looks for what it believes are inefficiencies between the actual value and market price of securities.
.. downside protection based on qualitative analysis - analyzing the potential downside risk of each investment and continuous monitoring of the investment portfolio to attempt to keep unexpected negatives to a minimum.
.. portfolio diversification - maintaining exposure and diversification limits by issue, issuer, security type, duration, maturity and credit rating.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.


26                                               Principal Investors Fund
                                                          1-800-547-7754

Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a two to six-year time frame based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


Principal Investors Fund                                               27
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 2.90%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.65%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.65%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



28                                               Principal Investors Fund
                                                          1-800-547-7754

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


Principal Investors Fund                                               29
www.principal.com

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.


30                                               Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


Principal Investors Fund                                               31
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 2.37%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.40%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.40%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29. 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505



32                                               Principal Investors Fund
                                                          1-800-547-7754

PREFERRED SECURITIES
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                               33
www.principal.com

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


34                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            10.72
2004            4.36

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.41%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.55%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -5.26%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                4.36                  N/A                    N/A                     7.50
     (AFTER TAXES ON DISTRIBUTIONS)....         2.61                  N/A                    N/A                     6.12
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         2.83                  N/A                    N/A                     5.61
 Lehman Brothers Aggregate Bond Index .         4.34                                                                 6.19
 Morningstar Intermediate-Term Bond
 Category Average......................         3.81                                                                 5.83
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( May 1, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930





Principal Investors Fund                                               35
www.principal.com

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


36                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            28.32
2004            12.84

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.25%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.84                 N/A                    N/A                    20.30
     (AFTER TAXES ON DISTRIBUTIONS)....         12.66                 N/A                    N/A                    19.70
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.55                 N/A                    N/A                    17.21
 S&P 500 Index ........................         10.87                                                               19.45
 Morningstar Large Blend Category
 Average ..............................          9.96                                                               18.49
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.60%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.60%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $61   $192  $335  $750



Principal Investors Fund                                               37
www.principal.com

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


38                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -28.30
2003            24.89
2004            9.35

The year-to-date return as of September 30, 2005 for the Institutional Class is 10.33%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    10.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -15.51%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS .............. ...         9.35                  N/A                    N/A                    -3.76
     (AFTER TAXES ON DISTRIBUTIONS)....         9.26                  N/A                    N/A                    -3.80
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         6.19                  N/A                    N/A                    -3.18
 Russell 1000 Growth Index ........             6.30                                                                -2.94
 Morningstar Large Growth Category
 Average ..........................             7.64                                                                -2.78
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees..................    0.55%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.55%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $56   $176  $307  $689



Principal Investors Fund                                               39
www.principal.com

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


40                                               Principal Investors Fund
                                                          1-800-547-7754

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                                               41
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -22.27
2003            28.06
2004            10.67

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.29%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                10.67                 N/A                    N/A                     0.73
     (AFTER TAXES ON DISTRIBUTIONS)....          9.36                 N/A                    N/A                     0.14
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.64                 N/A                    N/A                     0.46
 S&P 500 Index ........................         10.87                                                                1.05
 Morningstar Large Blend Category
 Average ..............................          9.96                                                                0.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

 Management Fees...................   0.15%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.15%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192



42                                               Principal Investors Fund
                                                          1-800-547-7754

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse


Principal Investors Fund                                               43
www.principal.com
impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


44                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -12.92
2003            25.48
2004            12.40

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.98%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.10%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.40                 N/A                    N/A                     4.44
     (AFTER TAXES ON DISTRIBUTIONS)....         11.61                 N/A                    N/A                     3.98
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.05                 N/A                    N/A                     3.64
 Russell 1000 Value Index .........             16.49                                                                5.73
 Morningstar Large Value Category
 Average ..............................         12.91                                                                4.01
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

 Management Fees...................   0.45%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.45%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567



Principal Investors Fund                                               45
www.principal.com

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


46                                               Principal Investors Fund
                                                          1-800-547-7754
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 225.4%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


Principal Investors Fund                                               47
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -8.01
2003            28.21
2004            16.58

The year-to-date return as of September 30, 2005 for the Institutional Class is 13.73%.*
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.69%
 * During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                16.58                 N/A                    N/A                   10.12/(1)/
     (AFTER TAXES ON DISTRIBUTIONS)....         15.10                 N/A                    N/A                   9.19/(1)/
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.75                 N/A                    N/A                   8.28/(1)/
 Russell Midcap Value Index ...........         23.71                                                              12.89
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                                                              11.04
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(1)/ During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment.
  The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                          INSTITUTIONAL
                              CLASS
 Management Fees.......      0.65%
                             ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES      0.65%*
  * The expense information as of October 31, 2004 has been restated to reflect current fees.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLES


48                                               Principal Investors Fund
                                                          1-800-547-7754

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



Principal Investors Fund                                               49
www.principal.com

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of September 30, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


50                                               Principal Investors Fund
                                                          1-800-547-7754

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


Principal Investors Fund                                               51
www.principal.com

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -7.13
2002            -16.28
2003            23.93
2004            10.38

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.63%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                10.38                 N/A                    N/A                     2.00
     (AFTER TAXES ON DISTRIBUTIONS)....          9.24                 N/A                    N/A                     1.57
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.98                 N/A                    N/A                     1.58
 S&P 500 Index ........................         10.87                                                               -0.52
 Morningstar Large Blend Category
 Average ..............................          9.96                                                               -0.66
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



52                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Managemenr as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of September 30, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price


Principal Investors Fund                                               53
www.principal.com
changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


54                                               Principal Investors Fund
                                                          1-800-547-7754

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002                    -24.89
2003                    27.98
2004                    11.05

The year-to-date return as of September 30, 2005 for the Institutional Class is 3.88%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.05                 N/A                    N/A                    -0.83
     (AFTER TAXES ON DISTRIBUTIONS)....         10.85                 N/A                    N/A                    -1.13
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.45                 N/A                    N/A                    -0.85
 S&P 500 Index ........................         10.87                                                                1.05
 Morningstar Large Blend Category
 Average ..............................          9.96                                                                0.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.45%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.45%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567



Principal Investors Fund                                               55
www.principal.com

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


56                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.


Principal Investors Fund                                               57
www.principal.com

GMO will become the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            23.50
2004            2.67

The year-to-date return as of September 30, 2005 for the Institutional Class is 0.00%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.69%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -5.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                 2.67                 N/A                    N/A                    12.58
     (AFTER TAXES ON DISTRIBUTIONS)....          1.83                 N/A                    N/A                    12.12
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          2.83                 N/A                    N/A                    10.78
 Russell 1000 Growth Index ............          6.30                                                               17.44
 S&P 500 Index ........................         10.87                                                               19.45
 Morningstar Large Growth Category
 Average ..............................          7.64                                                               17.87
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



58                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of September 30, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments


Principal Investors Fund                                               59
www.principal.com
may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


60                                               Principal Investors Fund
                                                          1-800-547-7754

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -14.32
2002    -27.76
2003    24.01
2004    9.25

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.41%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -18.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                9.25                  N/A                    N/A                    -5.63
     (AFTER TAXES ON DISTRIBUTIONS)....         9.16                  N/A                    N/A                    -5.68
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         6.12                  N/A                    N/A                    -4.73
 Russell 1000 Growth Index ............         6.30                                                                -5.68
 Morningstar Large Growth Category
 Average ..............................         7.64                                                                -5.43
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



Principal Investors Fund                                               61
www.principal.com

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of September 30, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


62                                               Principal Investors Fund
                                                          1-800-547-7754

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               63
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -17.88
2002    -25.95
2003    26.08
2004    9.31

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.35%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.51%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.60%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                9.31                  N/A                    N/A                    -5.64
     (AFTER TAXES ON DISTRIBUTIONS)....         9.00                  N/A                    N/A                    -5.71
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         6.45                  N/A                    N/A                    -4.73
 Russell 1000 Growth Index ............         6.30                                                                -5.68
 Morningstar Large Growth Category
 Average ..............................         7.64                                                                -5.43
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



64                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Principal Investors Fund                                               65
www.principal.com

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


66                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    5.53
2002    -13.58
2003    27.48
2004    13.32

The year-to-date return as of September 30, 2005 for the Institutional Class is 4.11%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                13.32                 N/A                    N/A                     8.27
     (AFTER TAXES ON DISTRIBUTIONS)....         12.96                 N/A                    N/A                     7.90
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.13                 N/A                    N/A                     6.98
 Russell 1000 Value Index .............         16.49                                                                4.84
 Morningstar Large Value Category
 Average ..............................         12.91                                                                3.55
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.80%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.80%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $82   $255  $444  $990



Principal Investors Fund                                               67
www.principal.com

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of

September 30, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


68                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is June 1, 2004, limited historical performance is available. The year-to-date return as of September 30, 2005 for the Institutional Class is 5.53%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                  N/A                 N/A                    N/A                    12.63
     (AFTER TAXES ON DISTRIBUTIONS)....           N/A                 N/A                    N/A                    12.56
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................           N/A                 N/A                    N/A                     8.29
 Russell 1000 Value Index .............         16.49                                                               14.73
 Morningstar Large Value Category
 Average ..............................         12.91                                                               11.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.80%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.80%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $82   $255  $444  $990



Principal Investors Fund                                               69
www.principal.com

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of September 30, 2005, this range was between approximately $809 million and $404.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their stock price has gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.


In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


70                                               Principal Investors Fund
                                                          1-800-547-7754

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.




TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Principal Investors Fund                                               71
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 2.50%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.85%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.85%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $87   $271  $471  $1,049



72                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of September 30, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                               73
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


74                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -1.78
2002            -9.91
2003            35.96
2004            22.56

The year-to-date return as of September 30, 2005 for the Institutional Class is 9.57%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.42%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.56                 N/A                    N/A                    11.72
     (AFTER TAXES ON DISTRIBUTIONS)....         20.93                 N/A                    N/A                    11.24
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         15.75                 N/A                    N/A                    10.02
 Russell Midcap Value Index ...........         23.71                                                               12.10
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                                                               10.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000.).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               75
www.principal.com

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of September 30, 2005, the range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


76                                               Principal Investors Fund
                                                          1-800-547-7754

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


Principal Investors Fund                                               77
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004            25.69

The year-to-date return as of September 30, 2005 for the Institutional Class is 11.88%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -1.09%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                25.69                 N/A                    N/A                    25.41
     (AFTER TAXES ON DISTRIBUTIONS)....         25.19                 N/A                    N/A                    24.91
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         16.84                 N/A                    N/A                    21.37
 Russell Midcap Value Index ...........         23.71                                                               12.10
 Morningstar Mid-Cap Value Category
 Average ..............................         17.90                                                               10.82
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



78                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of September 30, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or


Principal Investors Fund                                               79
www.principal.com
technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


80                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -8.47
2003            32.67
2004            17.65

The year-to-date return as of September 30, 2005 for the Institutional Class is 7.40%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.17%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                17.65                 N/A                    N/A                    10.21
     (AFTER TAXES ON DISTRIBUTIONS)....         16.42                 N/A                    N/A                     9.67
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.03                 N/A                    N/A                     8.68
 Russell Midcap Index .............             20.22                                                                9.09
 Morningstar Mid-Cap Blend Category
 Average ..............................         16.00                                                                8.36
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.65%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.65%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



Principal Investors Fund                                               81
www.principal.com

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


82                                               Principal Investors Fund
                                                          1-800-547-7754

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 324.2%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               83
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -40.47
2003    32.75
2004    10.47

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.80%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     17.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -28.41%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                10.47                 N/A                    N/A                    -7.13
     (AFTER TAXES ON DISTRIBUTIONS)....         10.47                 N/A                    N/A                    -7.13
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          6.80                 N/A                    N/A                    -5.96
 Russell Midcap Growth Index ..........         15.48                                                                2.34
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                                                                0.74
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.65%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.65%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810



84                                               Principal Investors Fund
                                                          1-800-547-7754

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                               85
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


86                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -15.26
2003            35.15
2004            16.18

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.63%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    17.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                16.18                 N/A                    N/A                     8.72
     (AFTER TAXES ON DISTRIBUTIONS)....         15.60                 N/A                    N/A                     8.22
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.11                 N/A                    N/A                     7.30
 S&P MidCap 400 Index .................         16.47                                                                9.02
 Morningstar Mid-Cap Blend Category
 Average ..............................         16.00                                                                8.36
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.15%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.15%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192



Principal Investors Fund                                               87
www.principal.com

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


88                                               Principal Investors Fund
                                                          1-800-547-7754

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               89
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -31.87
2003            48.59
2004            12.30

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.30%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -18.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.30                 N/A                    N/A                     0.00
     (AFTER TAXES ON DISTRIBUTIONS)....         12.30                 N/A                    N/A                     0.00
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.99                 N/A                    N/A                     0.00
 Russell Midcap Growth Index ..........         15.48                                                                2.34
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                                                                0.74
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



90                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency


Principal Investors Fund                                               91
www.principal.com
exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004    11.99


The year-to-date return as of September 30, 2005 for the Institutional Class is 9.01%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -3.69%


92                                               Principal Investors Fund
                                                          1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.99                 N/A                    N/A                    12.03
     (AFTER TAXES ON DISTRIBUTIONS)....         11.99                 N/A                    N/A                    12.03
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.79                 N/A                    N/A                    10.23
 Russell Midcap Growth Index ..........         15.48                                                               15.48
 Morningstar Mid-Cap Growth Category
 Average ..............................         12.93                                                               13.05
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               93
www.principal.com

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of September 30, 2005, this range was between approximately $978 million and $17.9 billion for the Russell Midcap Growth Index and between approximately $259 million and $12.3 billion for the S&P MidCap 400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


94                                               Principal Investors Fund
                                                          1-800-547-7754

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


ADDITIONAL RISKS

.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                               95
www.principal.com

As the shares of the Fund were first offered for sale on December 29, 2004, historical performance is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 11.51%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF DECEMBER 29, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



96                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of September 30, 2005, this range was between approximately $40 million and $6.0 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in


Principal Investors Fund                                               97
www.principal.com
the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            44.41
2004            22.46

The year-to-date return as of September 30, 2005 for the Institutional Class is 4.45%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     22.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.70%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.46                 N/A                    N/A                    33.00
     (AFTER TAXES ON DISTRIBUTIONS)....         21.94                 N/A                    N/A                    31.42
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         14.82                 N/A                    N/A                    27.65
 S&P SmallCap 600 Index ...............         22.64                                                               30.47
 Morningstar Small Blend Category
 Average ..............................         18.86                                                               30.10
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).



98                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                               99
www.principal.com

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some


100                                              Principal Investors Fund
                                                          1-800-547-7754
investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              101
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -13.93
2002            -40.51
2003            47.36
2004            14.61

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.74%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     27.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                14.61                 N/A                    N/A                    -2.56
     (AFTER TAXES ON DISTRIBUTIONS)....         14.61                 N/A                    N/A                    -2.56
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          9.50                 N/A                    N/A                    -2.16
 Russell 2000 Growth Index ............         14.31                                                                1.82
 Morningstar Small Growth Category
 Average ..............................         12.09                                                                1.59
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.10%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.10%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340



102                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.


Principal Investors Fund                                              103
www.principal.com

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


104                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -20.45
2002            -24.63
2003            45.09
2004            11.08

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.26%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.17%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.08                 N/A                    N/A                    -3.95
     (AFTER TAXES ON DISTRIBUTIONS)....         10.66                 N/A                    N/A                    -4.08
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.74                 N/A                    N/A                    -3.35
 Russell 2000 Growth Index ............         14.31                                                                1.82
 Morningstar Small Growth Category
 Average ..............................         12.09                                                                1.59
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                              105
www.principal.com

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $9.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries


106                                              Principal Investors Fund
                                                          1-800-547-7754

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              107
www.principal.com

As the inception date of the Fund is June 1, 2004, limited historical performance data is available. The year-to-date return as of September 30, 2005 for the Institutional Class is 4.25%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                  N/A                 N/A                    N/A                     8.20
     (AFTER TAXES ON DISTRIBUTIONS)....           N/A                 N/A                    N/A                     8.20
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................           N/A                 N/A                    N/A                     5.33
 Russell 2500 Growth Index ............         14.59                                                               11.11
 Morningstar Small Growth Category
 Average ..............................         12.09                                                               11.05
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   1.10%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.10%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340



108                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


Principal Investors Fund                                              109
www.principal.com

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


110                                              Principal Investors Fund
                                                          1-800-547-7754

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.16
2003    37.88
2004    17.92

The year-to-date return as of September 30, 2005 for the Institutional Class is 7.58%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.42%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -20.90%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                17.92                 N/A                    N/A                    14.59
     (AFTER TAXES ON DISTRIBUTIONS)....         17.91                 N/A                    N/A                    14.37
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.65                 N/A                    N/A                    12.57
 Russell 2000 Value Index .............         22.25                                                               15.84
 Morningstar Small Value Category
 Average ..............................         20.58                                                               15.61
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                             1     3     5      10
 INSTITUTIONAL CLASS                      $102  $318  $552  $1,225




Principal Investors Fund                                              111
www.principal.com

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected Mellon Equity and Morgan as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25 of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include Morgan's dividend discount model rankings, price-to-cashflow, earnings revisions, as well as positive price momentum. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisors, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


112                                              Principal Investors Fund
                                                          1-800-547-7754

MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003            50.27
2004            23.18

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.76%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.37%


Principal Investors Fund                                              113
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
 '                                              23.18                 N/A                    N/A                    36.47
     (AFTER TAXES ON DISTRIBUTIONS)....         21.76                 N/A                    N/A                    34.72
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         15.91                 N/A                    N/A                    30.79
 Russell 2000 Value Index .............         22.25                                                               33.61
 Morningstar Small Value Category
 Average ..............................         20.58                                                               31.52
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



114                                              Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital. The Manager has selected Dimensional and Vaughan Nelson as Sub-Advisors to the Fund.

MAIN STRATEGIES

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional, believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 8% of the domestic market universe of operating companies at the time of purchase to be small companies. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then using value-driven screens to create a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Principal Investors Fund                                              115
www.principal.com

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.



116                                              Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is June 1, 2004, limited historical performance data is available. The year-to-date return as of September 30, 2005 for the Institutional Class is 5.64%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                  N/A                 N/A                    N/A                    17.45
     (AFTER TAXES ON DISTRIBUTIONS)....           N/A                 N/A                    N/A                    17.38
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................           N/A                 N/A                    N/A                    11.43
 Russell 2000 Value Index .............         22.25                                                               19.13
 Morningstar Small Value Category
 Average ..............................         20.58                                                               17.09
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                              117
www.principal.com

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates


118                                              Principal Investors Fund
                                                          1-800-547-7754

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              119
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            7.86
2003            38.38
2004            34.11

The year-to-date return as of September 30, 2005 for the Institutional Class is 10.93%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    17.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.28%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                34.11                 N/A                    N/A                    23.49
     (AFTER TAXES ON DISTRIBUTIONS)....         31.97                 N/A                    N/A                    21.80
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         23.15                 N/A                    N/A                    19.65
 MSCI US REIT Index ...................         31.49                                                               21.81
 Morningstar Specialty - Real Estate
 Category Average......................         31.88                                                               21.34
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.85%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.85%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $87   $271  $471  $1,049



120                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.


Principal Investors Fund                                              121
www.principal.com

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


122                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -17.07
2003            42.91
2004            16.46

The year-to-date return as of September 30, 2005 for the Institutional Class is 9.08%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.14%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                16.46                 N/A                    N/A                    12.14
     (AFTER TAXES ON DISTRIBUTIONS)....         15.47                 N/A                    N/A                    11.80
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         11.87                 N/A                    N/A                    10.46
 Russell 2000 Index ...................         18.33                                                               10.07
 Morningstar Small Blend Category
 Average ..............................         18.86                                                               12.18
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSE THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



Principal Investors Fund                                              123
www.principal.com

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of September 30, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


124                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 194.9%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Principal Investors Fund                                              125
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -39.19
2003            48.44
2004            14.70

The year-to-date return as of September 30, 2005 for the Institutional Class is 1.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     30.18%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -24.11%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                14.70                 N/A                    N/A                     0.38
     (AFTER TAXES ON DISTRIBUTIONS)....         13.90                 N/A                    N/A                    -0.23
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         10.59                 N/A                    N/A                     0.05
 Russell 2000 Growth Index ............         14.31                                                                3.77
 Morningstar Small Growth Category
 Average ..............................         12.09                                                                4.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



126                                              Principal Investors Fund
                                                          1-800-547-7754

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of September 30, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


Principal Investors Fund                                              127
www.principal.com

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


128                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -14.90
2003            38.24
2004            22.34

The year-to-date return as of September 30, 2005 for the Institutional Class is 7.04%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.85%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.65%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.34                 N/A                    N/A                    12.33
     (AFTER TAXES ON DISTRIBUTIONS)....         21.66                 N/A                    N/A                    11.90
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         14.94                 N/A                    N/A                    10.48
 S&P SmallCap 600 Index ...............         22.64                                                               12.69
 Morningstar Small Blend Category
 Average ..............................         18.86                                                               12.18
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.15%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.15%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192



Principal Investors Fund                                              129
www.principal.com

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in


130                                              Principal Investors Fund
                                                          1-800-547-7754
those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Principal Investors Fund                                              131
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -2.63
2003            43.64
2004            19.96

The year-to-date return as of September 30, 2005 for the Institutional Class is 8.42%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.10%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..............             19.96                 N/A                    N/A                    17.59
     (AFTER TAXES ON DISTRIBUTIONS)....         17.62                 N/A                    N/A                    16.07
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.90                 N/A                    N/A                    14.50
 Russell 2000 Value Index .........             22.25                                                               15.84
 Morningstar Small Value Category
 Average ..........................             20.58                                                               15.61
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees................       0.75%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.75%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930



132                                              Principal Investors Fund
                                                          1-800-547-7754

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                              133
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


134                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -16.38
2003            33.98
2004            20.23

The year-to-date return as of September 30, 2005 for the Institutional Class is 17.01%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.68%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                20.23                 N/A                    N/A                     3.14
     (AFTER TAXES ON DISTRIBUTIONS)....         19.77                 N/A                    N/A                     2.85
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.74                 N/A                    N/A                     2.58
 Citigroup BMI Global ex-US Index/(1)/          22.52                                                                7.44
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND .....................         20.25                                                                4.65
 Morningstar Foreign Large Blend
 Category Average......................         17.59                                                                2.51
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   0.90%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   0.90%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $92   $287  $498  $1,108



Principal Investors Fund                                              135
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


136                                              Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal Investors Fund                                              137
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -6.82
2003    56.95
2004    25.91

The year-to-date return as of September 30, 2005 for the Institutional Class is 26.46%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.08%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 INSTITUTIONAL CLASS ......................
                                                   25.91                 N/A                  N/A                    15.83
     (AFTER TAXES ON DISTRIBUTIONS)........        24.51                 N/A                  N/A                    15.32
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        18.36                 N/A                  N/A                    13.67
 MSCI Emerging Markets Free Index -
 NDTR/(1)/ ........................                25.56                                                             14.93
 MSCI Emerging Markets Free Index - ID ....        22.45                                                             12.17
 Morningstar Diversified Emerging Markets
 Category Average..........................        23.75                                                             14.92
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees...................   1.35%
                                      ----
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES   1.35%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $137  $428  $739  $1,624



138                                              Principal Investors Fund
                                                          1-800-547-7754

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


Principal Investors Fund                                              139
www.principal.com
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 156.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


140                                              Principal Investors Fund
                                                          1-800-547-7754

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001            -21.06
2002            -16.18
2003            38.97
2004            22.78

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 2005 FOR THE INSTITUTIONAL CLASS
IS 16.58%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.38%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                22.78                 N/A                    N/A                     5.78
     (AFTER TAXES ON DISTRIBUTIONS)....         20.34                 N/A                    N/A                     2.27
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         16.13                 N/A                    N/A                     2.24
 Citigroup World ex-US BMI Growth
 Index/(1)/ ...........................         19.34                                                                1.00
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND .....................         20.25                                                                2.42
 Morningstar Foreign Large Growth
 Category Average......................         15.58                                                               -0.85
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225



Principal Investors Fund                                              141
www.principal.com

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller


142                                              Principal Investors Fund
                                                          1-800-547-7754
capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the shares of the Fund were first offered for sale on March 1, 2005, historical performance data is limited. The year-to-date return as of September 30, 2005 for the Institutional Class is 5.70%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.95%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.95%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF MARCH1, 2005

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                 $97   $303  $525  $1,166



Principal Investors Fund                                              143
www.principal.com

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund normally invests primarily in non-U.S. securities. The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


144                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2004            20.49

The year-to-date return as of September 30, 2005 for the Institutional Class is 10.03%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    14.66%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -0.28%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                20.49                 N/A                    N/A                    20.84
     (AFTER TAXES ON DISTRIBUTIONS)....         20.15                 N/A                    N/A                    20.51
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................         13.45                 N/A                    N/A                    17.58
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND .....................         20.25                                                               20.25
 Morningstar Foreign Large Blend
 Category Average......................         17.59                                                               17.31
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.10%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.10%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340



Principal Investors Fund                                              145
www.principal.com

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


146                                              Principal Investors Fund
                                                          1-800-547-7754

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0




Principal Investors Fund                                              147
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


148                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -4.45
2003            18.79
2004            11.76

The year-to-date return as of September 30, 2005 for the Institutional Class is 4.05%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.76                 N/A                    N/A                     6.67
     (AFTER TAXES ON DISTRIBUTIONS)....         10.91                 N/A                    N/A                     5.98
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.92                 N/A                    N/A                     5.34
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Conservative Allocation
 Category Average......................          5.71                                                                3.38
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004



 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



Principal Investors Fund                                              149
www.principal.com

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


150                                              Principal Investors Fund
                                                          1-800-547-7754
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II




Principal Investors Fund                                              151
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


152                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -7.00
2003            21.58
2004            12.32

The year-to-date return as of September 30, 2005 for the Institutional Class is 5.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.56%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.32                 N/A                    N/A                     6.62
     (AFTER TAXES ON DISTRIBUTIONS)....         11.55                 N/A                    N/A                     5.98
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.29                 N/A                    N/A                     5.33
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Moderate Allocation
 Category Average......................          8.62                                                                3.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES



 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



Principal Investors Fund                                              153
www.principal.com

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


154                                              Principal Investors Fund
                                                          1-800-547-7754
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II




Principal Investors Fund                                              155
www.principal.com

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


156                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -10.05
2003            23.31
2004            12.83

The year-to-date return as of September 30, 2005 for the Institutional Class is 6.18%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.97%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                12.83                 N/A                    N/A                     5.95
     (AFTER TAXES ON DISTRIBUTIONS)....         12.16                 N/A                    N/A                     5.38
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.65                 N/A                    N/A                     4.80
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Moderate Allocation
 Category Average......................          8.62                                                                3.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



Principal Investors Fund                                              157
www.principal.com

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable


158                                              Principal Investors Fund
                                                          1-800-547-7754
on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              159
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -12.61
2003            24.48
2004            13.00

The year-to-date return as of September 30, 2005 for the Institutional Class is 6.56%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.08%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                13.00                 N/A                    N/A                     5.97
     (AFTER TAXES ON DISTRIBUTIONS)....         12.43                 N/A                    N/A                     5.47
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.77                 N/A                    N/A                     4.87
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Moderate Allocation
 Category Average......................          8.62                                                                3.28
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES



 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157





160                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Principal Investors Fund                                              161
www.principal.com

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II




162                                              Principal Investors Fund
                                                          1-800-547-7754

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal Investors Fund                                              163
www.principal.com

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -15.72
2003            26.44
2004            13.29

The year-to-date return as of September 30, 2005 for the Institutional Class is 6.91%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.68%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                13.29                 N/A                    N/A                     4.70
     (AFTER TAXES ON DISTRIBUTIONS)....         12.79                 N/A                    N/A                     4.28
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          8.97                 N/A                    N/A                     3.81
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Large Blend Category
 Average ..............................          9.96                                                                0.76
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES


 Management Fees ..................         0.1225%
                                            ------
        TOTAL ANNUAL FUND OPERATING
                           EXPENSES         0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



164                                              Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general


Principal Investors Fund                                              165
www.principal.com
  economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


166                                              Principal Investors Fund
                                                          1-800-547-7754

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002            -1.69
2003            15.29
2004            11.06

The year-to-date return as of September 30, 2005 for the Institutional Class is 2.88%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      7.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.33%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS ..................
                                                11.06                 N/A                    N/A                     6.67
     (AFTER TAXES ON DISTRIBUTIONS)....         10.09                 N/A                    N/A                     5.93
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)...................          7.41                 N/A                    N/A                     5.31
 S&P 500 Index ........................         10.87                                                                1.05
 Lehman Brothers Aggregate Bond Index .          4.34                                                                6.36
 Morningstar Conservative Allocation
 Category Average......................          5.71                                                                3.38
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                          INSTITUTIONAL
                                              CLASS
 Management Fees .................           0.1225%
                                             ------
       TOTAL ANNUAL FUND OPERATING
                          EXPENSES           0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.

 (expenses that are deducted from Fund assets) as of October 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157



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THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Institutional Class of the Funds does not pay any fees other than those described below and does not pay any other expenses.

ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


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cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities and High Yield Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield



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bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;


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.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a


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Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in


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management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund is more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market


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Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $538.0 billion in assets as of December 31, 2004. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.


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MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was


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chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter




BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


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GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2004, Ark Asset managed $15.5 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204. At December 31, 2004, BHMS had approximately $42 billion in assets under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 Mark Giambrone




The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


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SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2004, Dimensional managed approximately $65 billion in assets.

Investment strategy decisions for the portion of the Partners SmallCap Value Fund II sub-advised by Dimensional are made by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of officers and directors of Dimensional who are elected annually. Dimensional provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


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                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.


SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2004, FMR managed approximately $10.1 billion in discretionary assets. As of December 31, 2004, FMRC managed approximately $1.1 trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam




BAHAA W. FAM . Since joining Fidelity Investments in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is vice president of FMR and FMRC. He has worked as a portfolio manager since joining FMR in 1989. He has been portfolio manager of the Fund since its inception in December 2003. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management


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         and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger




DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the


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GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.



LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy




CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.


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DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.


Day-to-day management of the Fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



ROBERT SOUCY . Mr. Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.


Mr. Soucy has served as the senior member of the Fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.


The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan") a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2004, Morgan had total combined assets under management of approximately $791 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Nigel Emmett
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl




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MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



NIGEL EMMETT, CFA . Managing director of Morgan. Mr. Emmett is a senior client portfolio manager for the International Equity Group and heads the group's efforts in North America. An employee since 1997, he was previously with Brown Brothers Harriman in New York, and with Gartmore Investment Management and Equitable Life Assurance in London. Mr. Emmett obtained a BA in Economics from Manchester University and is a CFA Charterholder.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


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                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens





DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He received his BS from the Wittenberg University and his MA and MBA from the University of Michigan.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She received her BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He received his BBA from the University of Hawaii and MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Directors and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds received his BA from the University of Virginia and his MBA from the University of Pittsburgh.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens received his BBA and MBA from the University of Wisconsin.


SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $5.6 billion as of December 31, 2004.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


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                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Mark W. Sikorski




RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate


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School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.



MARK W. SIKORSKI, CFA . Mr. Sikorski is the Vice President of Mellon Equity. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in Finance from the University of Bridgeport and his BS in Electrical Engineering from Duke University. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2004, Post had $6.4 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


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                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           High Yield                   Scott Klein
                                        Lawrence A. Post
                                        Allan Schweitzer




SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post founded Post Advisory Group in 1992. Post was purchased by Principal in 2004. Mr. Post has over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Dirk Laschanzky
                                                Jeff Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
           f/k/a                                Craig Dawson
           Capital Preservation




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WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and


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non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in Economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.


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MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in


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finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional


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         investors, including Principal Life. As of December 31, 2004, Principal
         - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


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The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




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CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik





THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.


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PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2004, Vaughan Nelson had approximately $3.8 billion in assets under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Mark J. Roach
                                        Chris D. Wallis
                                        Scott J. Weber




MARK J. ROACHMr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.



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SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


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See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:


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       Bond & Mortgage
       Securities              0.55%     Partners MidCap Growth I      1.00%
       Disciplined LargeCap
       Blend                   0.60%     Partners MidCap Value         1.00%
       Diversified
       International           0.90%     Partners SmallCap Blend       1.00%
       Government & High
       Quality Bond
       f/k/a Government                  Partners SmallCap Growth
       Securities              0.40%     I                             1.10%
       High Quality
       Intermediate-Term                 Partners SmallCap Growth
       Bond                    0.40%     II                            1.00%
       International                     Partners SmallCap Growth
       Emerging Markets        1.35%     III                           1.10%
       International Growth    1.00%     Partners SmallCap Value       1.00%
                                         Partners SmallCap Value
       LargeCap Growth         0.55%     I                             1.00%
       LargeCap S&P 500                  Partners SmallCap Value
       Index                   0.15%     II                            1.00%
       LargeCap Value          0.45%     Principal LifeTime 2010     0.1225%
       MidCap Blend            0.65%     Principal LifeTime 2020     0.1225%
       MidCap Growth           0.65%     Principal LifeTime 2030     0.1225%
       MidCap S&P 400 Index    0.15%     Principal LifeTime 2040     0.1225%
       MidCap Value            0.65%     Principal LifeTime 2050     0.1225%
                                         Principal Lifetime
       Money Market            0.40%     Strategic Income            0.1225%
       Partners LargeCap
       Blend                   0.75%     Preferred Securities          0.75%
       Partners LargeCap
       Blend I                 0.45%     Real Estate Securities        0.85%
                                         Short-Term Bond
       Partners LargeCap                 f/k/a High Quality
       Growth                  1.00%     Short-Term Bond               0.40%
       Partners LargeCap
       Growth I                0.75%     SmallCap Blend                0.75%
       Partners LargeCap
       Growth II               1.00%     SmallCap Growth               0.75%
       Partners LargeCap
       Value                   0.80%     SmallCap S&P 600 Index        0.15%
       Partners LargeCap
       Value I                 0.80%     SmallCap Value                0.75%
       Partners MidCap                   Ultra Short Bond f/k/a
       Growth                  1.00%     Capital Preservation          0.40%*
                                         * Period from November 1, 2003 to
                                         July 29, 2004 management fee was
                                         0.52%


The following Funds have each entered into agreements with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
High Yield                       0.65%       0.63%       0.61%        0.60%
Inflation Protection             0.40        0.38        0.36         0.35
Partners Global Equity           0.95        0.93        0.91         0.90
Partners LargeCap Value II       0.85        0.83        0.81         0.80
Partners MidCap Growth II        1.00        0.98        0.96         0.95



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I,Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend,Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value and Partners SmallCap Value I Funds intend to rely on the order.


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PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.


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The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.


REDEMPTION OF FUND SHARES

You may redeem shares of the Funds upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law


EXCHANGE OF FUND SHARES

Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.

.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


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The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. Your dividend will be reinvested back into additional shares of the Fund.

FUND ACCOUNT INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Funds by;
  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse exchange. We will give you notice in writing in this instance.


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SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s); .. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.


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                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003      2002    2001/(F)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.90        $10.70     $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.40       0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.20       0.11     (0.02)    0.35
                           -----          ----       ----     -----     ----
 Total From Investment
            Operations      0.12          0.60       0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.40)     (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.22)        (0.40)     (0.42)    (0.56)   (0.38)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.80        $10.90     $10.70    $10.63   $10.71
                          ======        ======     ======    ======   ======
Total Return..........      1.11%/(d)/    5.74%      4.63%     4.76%    6.92%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $564,322      $373,880   $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.72%/(e)/    0.59%      0.55%     0.55%    0.55%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      0.55%/(e)/      --         --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.76%/(e)/    3.71%      3.51%     4.72%    5.28%/(e)/
 Portfolio Turnover
  Rate................     178.9%/(e)/   150.5%      91.0%     46.7%   124.7%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis..
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share, from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(C)/   2004      2003/(F)/

DISCIPLINED LARGECAP BLEND FUND
-------------------------------
INSTITUTIONAL
-------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..  $12.95      $12.12    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............  0.11        0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.51        1.10      2.02

 Total From Investment
            Operations  0.62        1.21      2.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.07)      (0.11)    --
 Distributions from     (0.06)      (0.27)    --
  ----ized Gains......

   Total Dividends and  (0.13)      (0.38)    --
  ----   Distributions

Net Asset Value, End    $13.44      $12.95    $12.12
 of Period............

Total Return..........  4.81%/(d)/  10.22%    21.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $362,249    $247,979  $11,910
 Ratio of Expenses to
  Average Net Assets..  0.60%/(e)/  0.60%     0.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.58%/(e)/  0.89%     1.02%/(e)/
 Portfolio Turnover
  Rate................  93.6%/(e)/  106.2%    109.2%/(e)/




/(a) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004        2003          2002        2001/(H)/
                          ----          ----        ----          ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $9.32        $8.01       $6.52         $7.46        $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.09         0.11        0.06          0.02           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.26        1.50         (0.88)       (2.08)
                           ----         ----        ----         -----        -----
 Total From Investment
            Operations     0.97         1.37        1.56         (0.86)       (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.06)      (0.07)        (0.08)          --
 Distributions from
  Realized Gains......    (0.21)          --          --            --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.06)      (0.07)        (0.08)          --
 ----                     -----        -----       -----         -----
Net Asset Value, End
 of Period............   $10.03        $9.32       $8.01         $6.52        $7.46
                         ======        =====       =====         =====        =====
Total Return..........    10.43%/(d)/  17.24%      24.09%       (11.60)%     (21.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,106      $15,831      $8,611       $20,504       $1,782
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.89%       0.90%         0.90%        0.90%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.90%/(f)/  0.90%/(f)/    0.90%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.78%/(e)/   1.23%       0.91%         1.15%        0.34%/(e)/
 Portfolio Turnover
  Rate................    128.8%/(e)/  160.2%      162.2%/(g)/    71.4%        86.8%/(e)/




/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004     2003      2002    2001/(E)/
                         ----          ----     ----      ----    ----
GOVERNMENT & HIGH QUALITY BOND FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.37       $10.35   $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.18         0.37     0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)        0.08    (0.18)     0.09     0.30
                         -----         ----    -----      ----     ----
 Total From Investment
            Operations    0.11         0.45     0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.20)       (0.43)   (0.43)    (0.54)   (0.39)
                         -----        -----    -----     -----    -----
   Total Dividends and
         Distributions   (0.20)       (0.43)   (0.43)    (0.54)   (0.39)
                         -----        -----    -----     -----    -----
Net Asset Value, End
 of Period............  $10.28       $10.37   $10.35    $10.60   $10.55
                        ======       ======   ======    ======   ======
Total Return..........    1.07%/(c)/   4.47%    1.70%     5.86%    6.72%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $10      $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/   0.40%    0.40%     0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.62%/(d)/   3.52%    3.45%     5.06%    5.86%/(d)/
 Portfolio Turnover
  Rate................   313.5%/(d)/   95.2%   219.5%     49.9%    36.1%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/     2004     2003     2002    2001/(F)/
                         ----          ----     ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.71       $10.64   $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.24         0.38     0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.11)        0.16     0.02     0.02     0.35
                         -----         ----     ----     ----     ----
 Total From Investment
            Operations    0.13         0.54     0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)       (0.39)   (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......   (0.06)       (0.08)      --    (0.09)      --
 -----                   -----        -----             -----
   Total Dividends and
         Distributions   (0.20)       (0.47)   (0.46)   (0.63)   (0.40)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.64       $10.71   $10.64   $10.62   $10.69
                        ======       ======   ======   ======   ======
Total Return..........    1.27%/(d)/   5.23%    4.62%    5.56%    7.33%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $327          $10      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.70%/(e)/   0.43%    0.40%    0.40%    0.40%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.40%/(e)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.72%/(e)/   3.56%    4.32%    5.22%    5.84%/(e)/
 Portfolio Turnover
  Rate................   155.0%/(e)/  152.5%    71.3%    60.8%    80.3%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/
                          ----
HIGH YIELD FUND
---------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.29)
                          -----
 Total From Investment
            Operations    (0.15)
  ----
Net Asset Value, End
 of Period............    $9.85
                          =====
Total Return..........    (1.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,092
 Ratio of Expenses to
  Average Net Assets..     0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.24%/(d)/
 Portfolio Turnover
  Rate................     60.8%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(C)/
                          ----
INFLATION PROTECTION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07
                           ----
 Total From Investment
            Operations     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.06)
                          -----
Net Asset Value, End
 of Period............   $10.11
                         ======
Total Return..........     1.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,759
 Ratio of Expenses to
  Average Net Assets..     0.97%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.40%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.84%/(e)/
 Portfolio Turnover
  Rate................     15.7%/(e)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004        2003        2002     2001/(F)/
                         ----          ----        ----        ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $15.16       $13.06       $8.72       $8.31    $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.19         0.16        0.03        0.09      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.19         2.10        4.31        0.42     (2.03)
                          ----         ----        ----        ----     -----
 Total From Investment
            Operations    2.38         2.26        4.34        0.51     (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --        (0.16)         --       (0.10)       --
 Distributions from
  Realized Gains......   (1.16)          --          --          --        --
 -----                   -----
   Total Dividends and
         Distributions   (1.16)       (0.16)         --       (0.10)       --
 ----                    -----        -----                   -----
Net Asset Value, End
 of Period............  $16.38       $15.16      $13.06       $8.72     $8.31
                        ======       ======      ======       =====     =====
Total Return..........   16.06%/(c)/  17.46%      49.77%       6.03%   (18.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $133          $15         $13      $2,517      $314
 Ratio of Expenses to
  Average Net Assets..    1.35%/(d)/   1.34%       1.35%       1.35%     1.35%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.35%/(e)/  1.35%/(e)/    --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.39%/(d)/   1.16%       0.34%       0.73%     3.65%/(d)/
 Portfolio Turnover
  Rate................   209.2%/(d)/  146.9%      144.7%      151.0%    156.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003          2002        2001/(G)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $10.07         $8.38      $6.63         $7.58       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.09          0.13       0.10         (0.01)        0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.01          1.66       1.65         (0.86)       (2.70)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.10          1.79       1.75         (0.87)       (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.10)        --         (0.08)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.97)        (0.10)        --         (0.08)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............    $10.20        $10.07      $8.38         $6.63        $7.58
                          ======        ======      =====         =====        =====
Total Return..........     11.19%/(d)/   21.54%     26.40%       (11.58)%     (25.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $467,506      $354,090   $208,785      $117,442       $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%/(e)/    1.00%      1.00%         0.99%        1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --       1.00%/(f)/    1.00%/(f)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.76%/(e)/    1.42%      1.37%         0.93%        0.36%/(e)/
 Portfolio Turnover
  Rate................     163.1%/(e)/   156.2%     135.3%         96.9%       143.1%/(e)/




/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.19 per share from November 27, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004         2003         2002      2001/(G)/
                           ----           ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.09         $5.86        $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.02         0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23          0.22         0.75        (1.05)     (1.46)
                            ----          ----         ----        -----      -----
 Total From Investment
            Operations      0.26          0.24         0.77        (1.08)     (1.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        (0.01)          --           --         --
 -----                     -----         -----
   Total Dividends and
         Distributions     (0.04)        (0.01)          --           --         --
 -----                     -----         -----
Net Asset Value, End
 of Period............     $6.31         $6.09        $5.86        $5.09      $6.17
                           =====         =====        =====        =====      =====
Total Return..........      4.17%/(c)/    4.05%       15.22%      (17.50)%   (19.66)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $172,075      $121,840      $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..      0.55%/(d)/    0.55%        0.55%        0.55%      0.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.55%/(e)/   0.55%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.09%/(d)/    0.34%        0.38%        0.34%      0.34%/(d)/
 Portfolio Turnover
  Rate................     209.5%/(d)/    59.8%        59.2%/(f)/   29.6%      37.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/    2004        2003     2002      2001/(E)/
                        ----         ----        ----     ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $8.67       $8.04       $6.76    $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   0.07        0.13        0.12     0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.23        0.60        1.24    (1.35)     (1.36)
                         ----        ----        ----    -----      -----
 Total From Investment
            Operations   0.30        0.73        1.36    (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.13)      (0.10)      (0.08)   (0.09)        --
                                                                       --
 Distributions from
  Realized Gains......  (0.59)         --          --       --         --
  -----
   Total Dividends and
         Distributions  (0.72)      (0.10)      (0.08)   (0.09)        --
  ----                  -----       -----       -----    -----
Net Asset Value, End
 of Period............  $8.25       $8.67       $8.04    $6.76      $8.09
                        =====       =====       =====    =====      =====
Total Return..........   3.23%/(c)/  9.10%      20.35%  (15.54)%   (13.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $474         $10    $114,300       $7         $8
 Ratio of Expenses to
  Average Net Assets..   0.15%/(d)/  0.15%       0.15%    0.15%      0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.73%/(d)/  1.55%       1.54%    1.44%      1.25%/(d)/
 Portfolio Turnover
  Rate................   12.8%/(d)/  67.3%        1.1%    67.9%     117.4%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/     2004         2003         2002       2001/(F)/
                           ----          ----         ----         ----       ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.67        $9.82        $8.27        $9.14      $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11         0.16         0.14         0.13        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56         0.81         1.50        (0.90)      (1.00)
                            ----         ----         ----        -----       -----
 Total From Investment
            Operations      0.67         0.97         1.64        (0.77)      (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)       (0.12)       (0.09)       (0.10)         --

 Distributions from
  Realized Gains......     (0.38)          --           --           --          --
 ------
   Total Dividends and
         Distributions     (0.51)       (0.12)       (0.09)       (0.10)         --
 ----                      -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.83       $10.67        $9.82        $8.27       $9.14
                          ======       ======        =====        =====       =====
Total Return..........      6.34%/(c)/   9.97%       19.97%       (8.54)%     (9.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $138,673      $97,881      $59,663      $27,086      $1,946
 Ratio of Expenses to
  Average Net Assets..      0.45%/(d)/   0.44%        0.45%        0.45%       0.45%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         0.45%/(e)/   0.45%/(e)/   0.45%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.94%/(d)/   1.51%        1.59%        1.58%       1.53%/(d)/
 Portfolio Turnover
  Rate................     155.4%/(d)/  228.4%       179.1%       128.9%      116.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.18 per share, from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/    2004        2003       2002        2001/(G)/
                         ----         ----        ----       ----        ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.90      $11.28       $9.01      $9.29        $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.11        0.02        0.01       0.08         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.46        1.76        2.35      (0.28)       (0.71)
                          ----        ----        ----      -----        -----
 Total From Investment
            Operations    0.57        1.78        2.36      (0.20)       (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)      (0.11)      (0.04)     (0.08)          --
 Distributions from
  Realized Gains......   (0.87)      (0.05)         --         --           --
 Tax Return of Capital
  Distribution........      --          --       (0.05)        --           --
 -----                                           -----
   Total Dividends and
         Distributions   (0.90)      (0.16)      (0.09)     (0.08)          --
 ----                    -----       -----       -----      -----
Net Asset Value, End
 of Period............  $12.57      $12.90      $11.28      $9.01        $9.29
                        ======      ======      ======      =====        =====
Total Return..........    4.30%/(c)/ 15.89%      26.42%     (2.23)%      (6.82)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11         $11        $697         $9           $9
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/  0.64%       0.65%      0.65%        0.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        0.65%/(e)/  0.65%/(e)/ 0.65%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.67%/(d)/  1.71%       0.69%      0.86%        0.82%/(d)/
 Portfolio Turnover
  Rate................    41.2%/(d)/  60.8%       35.3%/(f)/ 62.0%        55.6%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/      2004        2003        2002        2001/(F)/
                         ----           ----        ----        ----        ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $5.37         $5.21       $4.00       $5.72        $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --         (0.01)      (0.02)      (0.01)       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          0.17        1.23       (1.71)       (2.09)
                          ----          ----        ----       -----        -----
 Total From Investment
            Operations    0.09          0.16        1.21       (1.72)       (2.10)
                          ----          ----        ----       -----        -----
Net Asset Value, End
 of Period............   $5.46         $5.37       $5.21       $4.00        $5.72
                         =====         =====       =====       =====        =====
Total Return..........    1.68%/(c)/    3.07%      30.25%     (30.07)%     (27.13)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10        $5,937      $5,861          $5           $7
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/    0.65%       0.65%       0.65%        0.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          0.65%/(e)/  0.65%/(e)/  0.65%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.18)%/(d)/  (0.13)%     (0.39)%     (0.28)%      (0.27)%/(d)/
 Portfolio Turnover
  Rate................   296.2%/(d)/   324.2%      290.7%      276.9%       299.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2005/(B)/    2004     2003    2002     2001/(E)/
                         ----         ----     ----    ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.90      $10.95    $8.48   $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08        0.12     0.09    0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.59        1.05     2.45   (0.58)    (0.91)
                          ----        ----     ----   -----     -----
 Total From Investment
            Operations    0.67        1.17     2.54   (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)      (0.10)   (0.07)  (0.09)       --
 Distributions from
  Realized Gains......   (0.33)      (0.12)      --   (0.07)       --
 -----                   -----       -----            -----
   Total Dividends and
         Distributions   (0.38)      (0.22)   (0.07)  (0.16)       --
 ----                    -----       -----    -----   -----
Net Asset Value, End
 of Period............  $12.19      $11.90   $10.95   $8.48     $9.13
                        ======      ======   ======   =====     =====
Total Return..........    5.56%/(c)/ 10.74%   30.23%  (5.61)%   (8.24)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $197         $12      $11      $8        $9
 Ratio of Expenses to
  Average Net Assets..    0.15%/(d)/  0.15%    0.15%   0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.43%/(d)/  1.01%    1.03%   0.95%     0.90%/(d)/
 Portfolio Turnover
  Rate................    47.1%/(d)/  55.9%    41.4%   48.5%     63.4%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/        2004        2003       2002        2001/(G)/
                         ----             ----        ----       ----        ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.92          $11.77       $9.73      $9.96       $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08            0.13        0.08       0.11         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.45            1.15        2.07       0.04        (0.60)
                          ----            ----        ----       ----        -----
 Total From Investment
            Operations    1.53            1.28        2.15       0.15        (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)          (0.13)      (0.11)     (0.11)          --
 Distributions from
  Realized Gains......   (0.82)             --          --      (0.27)          --
 -----                   -----                                  -----
   Total Dividends and
         Distributions   (0.85)          (0.13)      (0.11)     (0.38)          --
 ----                    -----           -----       -----      -----
Net Asset Value, End
 of Period............  $13.60          $12.92      $11.77      $9.73        $9.96
                        ======          ======      ======      =====        =====
Total Return..........   12.18%/(c)(f)/  10.98%      22.33%      1.19%       (4.69)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10            $806         $92         $9           $9
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/      0.59%       0.65%      0.64%        0.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --            0.67%/(e)/  0.65%/(e)/ 0.65%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.23%/(d)/      1.03%       0.86%      1.08%        0.99%/(d)/
 Portfolio Turnover
  Rate................   155.8%/(d)/     225.4%      186.5%     172.2%       122.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004      2003     2002    2001/(E)/
                          ----          ----      ----     ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $1.000       $1.000    $1.000   $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.010        0.009     0.009    0.016    0.027
                          -----        -----     -----    -----    -----
 Total From Investment
            Operations    0.010        0.009     0.009    0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.010)      (0.009)   (0.009)  (0.016)  (0.027)
                         ------       ------    ------   ------   ------
   Total Dividends and
         Distributions   (0.010)      (0.009)   (0.009)  (0.016)  (0.027)
                         ------       ------    ------   ------   ------
Net Asset Value, End
 of Period............   $1.000       $1.000    $1.000   $1.000   $1.000
                         ======       ======    ======   ======   ======
Total Return..........     1.01%/(c)/   0.85%     0.89%    1.64%    2.71%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $92,564      $56,277   $23,684   $1,522     $186
 Ratio of Expenses to
  Average Net Assets..     0.40%/(d)/   0.40%     0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.07%/(d)/   0.89%     0.78%    1.53%    3.39%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/

PARTNERS GLOBAL EQUITY FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.50)

 Total From Investment  (0.47)
 ----       Operations
Net Asset Value, End    $9.53
 of Period............

Total Return..........  (4.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,483
 Ratio of Expenses to
  Average Net Assets..  0.95%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.58%/(d)/
 Portfolio Turnover
  Rate................  52.1%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2005, date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/    2004/(E)/

PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.89       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.09         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.87         0.83

 Total From Investment
            Operations  0.96         0.89

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)       --
 Distributions from     (0.09)       --
  R----zed Gains......

   Total Dividends and  (0.14)       --
   ----  Distributions

Net Asset Value, End    $11.71       $10.89
 of Period............

Total Return..........  8.76%/(c)/   8.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $372,204     $193,488
 Ratio of Expenses to
  Average Net Assets..  1.10%/(d)/   1.09%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --           1.10%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.55%/(d)/   (0.63)%/(d)/
 Portfolio Turnover
  Rate................  169.5%/(d)/  78.8%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(B)/      2004          2003          2002        2001/(F)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period.............    $10.14         $9.40         $8.17         $9.11       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.08          0.08          0.10          0.06         0.07
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.28          0.75          1.17         (0.93)       (1.34)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.36          0.83          1.27         (0.87)       (1.27)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.10)        (0.09)        (0.04)        (0.07)       (0.02)
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.67)        (0.09)        (0.04)        (0.07)       (0.02)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Period...................     $9.83        $10.14         $9.40         $8.17        $9.11
                                                      =====        ======         =====         =====        =====
Total Return.....................................      3.35%/(c)/    8.84%        15.68%        (9.66)%     (11.57)%/(c)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $486,632      $464,035      $289,273      $138,527      $15,058
 Ratio of Expenses to Average Net Assets.........      0.75%/(d)/    0.72%         0.74%         0.73%        0.75%/(d)/
 Ratio of Gross Expenses to Average Net Assets...        --          0.75%/(e)/    0.75%/(e)/    0.75%/(e)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.59%/(d)/    0.85%         1.13%         1.23%        1.15%/(d)/
 Portfolio Turnover Rate.........................      53.4%/(d)/    93.9%         41.7%         71.9%        59.4%/(d)/





/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/    2004        2003         2002      2001/(F)/
                        ----         ----        ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $7.72       $7.13       $6.03        $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   0.08        0.08        0.08         0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.15        0.59        1.09        (1.51)     (1.38)
                         ----        ----        ----        -----      -----
 Total From Investment
            Operations   0.23        0.67        1.17        (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.06)      (0.08)      (0.07)       (0.08)        --
 Distributions from
  Realized Gains......  (0.04)         --          --           --         --
 -----                  -----
   Total Dividends and
         Distributions  (0.10)      (0.08)      (0.07)       (0.08)        --
 ----                   -----       -----       -----        -----
Net Asset Value, End
 of Period............  $7.85       $7.72       $7.13        $6.03      $7.55
                        =====       =====       =====        =====      =====
Total Return..........   2.92%/(c)/  9.42%      19.52%      (19.29)%   (15.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $9          $9          $8           $7         $8
 Ratio of Expenses to
  Average Net Assets..   0.45%/(d)/  0.45%       0.44%        0.45%      0.45%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........     --        0.45%/(e)/  0.45%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   2.05%/(d)/  1.10%       1.21%        1.05%      0.96%/(d)/
 Portfolio Turnover
  Rate................   72.3%/(d)/  76.5%       82.9%        89.4%      71.7%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/    2004       2003/(F)/
                         ----         ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.85      $12.03      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04          --        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12       (0.18)       2.02
                          ----       -----        ----
 Total From Investment
            Operations    0.16       (0.18)       2.03

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)         --          --
 ----
   Total Dividends and
         Distributions   (0.68)         --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.33      $11.85      $12.03
                        ======      ======      ======
Total Return..........    1.11%/(c)/ (1.50)%     20.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,097      $5,331      $5,414
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/  0.98%       0.97%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --        1.00%/(e)/  1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.74%/(d)/  0.04%       0.06%/(d)/
 Portfolio Turnover
  Rate................    99.9%/(d)/ 129.3%       64.8%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004          2003          2002      2001/(F)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.28         $7.00         $6.09         $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.02          0.02            --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        --          0.28          0.90         (1.41)     (2.80)
   ---                                    ----          ----         -----      -----
 Total From Investment
            Operations      0.04          0.30          0.92         (1.41)     (2.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        (0.02)        (0.01)           --         --
  -----                    -----         -----         -----
   Total Dividends and
         Distributions     (0.04)        (0.02)        (0.01)           --         --
  -----                    -----         -----         -----
Net Asset Value, End
 of Period............     $7.28         $7.28         $7.00         $6.09      $7.50
                           =====         =====         =====         =====      =====
Total Return..........      0.52%/(c)/    4.28%        15.14%       (18.80)%   (25.63)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $642,453      $625,707      $513,520      $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.75%/(d)/    0.68%         0.75%         0.75%      0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.75%/(e)/    0.75%/(e)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.12%/(d)/    0.23%         0.39%         0.25%     (0.01)%/(d)/
 Portfolio Turnover
  Rate................      75.4%/(d)/   157.8%        130.9%        182.9%     104.8%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.30 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004       2003      2002      2001/(E)/
                           ----           ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.76         $7.30      $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03         (0.01)        --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07          0.47       1.11     (1.25)     (3.21)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.10          0.46       1.11     (1.25)     (3.23)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)           --         --        --         --
                                            --         --        --         --
 Distributions from
  Realized Gains......     (0.13)           --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.16)           --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.70         $7.76      $7.30     $6.19      $7.44
                           =====         =====      =====     =====      =====
Total Return..........      1.13%/(c)/    6.30%     17.93%   (16.80)%   (29.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $624,074      $170,809    $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/    1.00%      1.00%     1.00%      1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.68%/(d)/   (0.10)%    (0.05)%   (0.07)%    (0.23)%/(d)/
 Portfolio Turnover
  Rate................      64.2%/(d)/   124.7%     193.9%    176.7%     153.6%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Institutional shares incurred an unrealized gain of $.66 per share, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(B)/        2004          2003          2002        2001/(F)/
                                                      ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period...........      $12.67          $11.42         $9.39        $10.45       $10.41
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .        0.12            0.18          0.18          0.11         0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................        0.49            1.24          1.95         (1.07)        0.03
                                                       ----            ----          ----         -----         ----
               Total From Investment Operations        0.61            1.42          2.13         (0.96)        0.07
Less Dividends and Distributions:
 Dividends from Net Investment Income..........       (0.18)          (0.17)        (0.10)        (0.06)       (0.03)
 Distributions from Realized Gains.............       (0.10)             --            --         (0.04)          --
  ------                                              -----                                       -----
              Total Dividends and Distributions       (0.28)          (0.17)        (0.10)        (0.10)       (0.03)
                                                      -----           -----         -----         -----        -----
Net Asset Value, End of Period.................      $13.00          $12.67        $11.42         $9.39       $10.45
                                                     ======          ======        ======         =====       ======
Total Return...................................        4.79%/(c)/     12.56%        22.86%        (9.32)%       2.21%/(c)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......  $1,250,018      $1,170,226      $964,633      $441,889      $23,921
 Ratio of Expenses to Average Net Assets.......        0.80%/(d)/      0.78%         0.77%         0.80%        0.80%/(d)/
 Ratio of Gross Expenses to Average Net Assets.          --            0.80%/(e)/    0.80%/(e)/    0.80%/(e)/     --
 Ratio of Net Investment Income to Average Net
  Assets.......................................        1.79%/(d)/      1.50%         1.79%         1.59%        1.33%/(d)/
 Portfolio Turnover Rate.......................        25.8%/(d)/      26.4%         16.2%          7.8%        19.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.40 per share, from November 27, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/   2004/(E)/

PARTNERS LARGECAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.53      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.08        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.48        0.48

 Total From Investment
            Operations  0.56        0.53

Less Dividends and
 Distributions:
 Dividends from Net     (0.04)      --
 ------tment Income...
   Total Dividends and  (0.04)      --
 ----    Distributions

Net Asset Value, End    $11.05      $10.53
 of Period............

Total Return..........  5.34%/(c)/  5.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $184,095    $5,225
 Ratio of Expenses to
  Average Net Assets..  0.80%/(d)/  0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  1.50%/(d)/  1.22%/(d)/
 Portfolio Turnover
  Rate................  38.6%/(d)/  32.7%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(B)/

PARTNERS LARGECAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.32)

 Total From Investment  (0.25)
   ----     Operations
Net Asset Value, End    $9.75
 of Period............

Total Return..........  (2.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $180,175
 Ratio of Expenses to
  Average Net Assets..  0.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  2.11%/(d)/
 Portfolio Turnover
  Rate................  4.4%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004        2003         2002      2001/(F)/
                         ----          ----        ----         ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.45        $7.20       $5.10        $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)       (0.04)      (0.04)       (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.31         0.29        2.14        (1.16)     (2.00)
                          ----         ----        ----        -----      -----
 Total From Investment
            Operations    0.29         0.25        2.10        (1.21)     (1.96)
                          ----         ----        ----        -----      -----
Net Asset Value, End
 of Period............   $7.74        $7.45       $7.20        $5.10      $6.31
                         =====        =====       =====        =====      =====
Total Return..........    3.89%/(c)/   3.47%      41.18%      (19.18)%   (24.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9           $9          $8           $6         $7
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/   0.89%       0.99%        1.00%      1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         1.00%/(e)/  1.00%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.62)%/(d)/ (0.60)%     (0.76)%      (0.78)%    (0.77)%/(d)/
 Portfolio Turnover
  Rate................   122.0%/(d)/  163.7%      163.3%       225.6%     347.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/     2004/(E)/

PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.18        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.02)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.39          0.22

 Total From Investment  0.37          0.18
            Operations

Net Asset Value, End    $10.55        $10.18
 of Period............

Total Return..........  3.63%/(c)/    1.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $222,628      $128,884
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/    0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --            1.00%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.35)%/(d)/  (0.49)%/(d)/
 Portfolio Turnover
  Rate................  73.7%/(d)/    91.1%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/

PARTNERS MIDCAP GROWTH FUND II
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.41)

 Total From Investment  (0.44)
            Operations
Net Asset Value, End    $9.56
 of Period............

Total Return..........  (4.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $375,940
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.97)%/(d)/
 Portfolio Turnover
  Rate................  145.0%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004         2003         2002     2001/(F)/
                           ----           ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.92        $12.04        $9.34        $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          0.02         0.01        (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.89          2.03         2.69        (0.04)    (0.73)
                            ----          ----         ----        -----     -----
 Total From Investment
            Operations      0.90          2.05         2.70        (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.01)          --        (0.01)    (0.01)
 Distributions from
  Realized Gains......     (0.98)        (0.16)          --           --        --
 Tax Return of Capital
  Distribution........        --            --           --        (0.02)       --
 ------
   Total Dividends and
         Distributions     (0.98)        (0.17)          --        (0.03)    (0.01)
  ----                     -----         -----                     -----     -----
Net Asset Value, End
 of Period............    $13.84        $13.92       $12.04        $9.34     $9.43
                          ======        ======       ======        =====     =====
Total Return..........      6.34%/(c)/   17.15%       28.91%       (0.67)%   (6.28)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $329,066      $215,174      $78,679      $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/    0.97%        0.98%        1.00%     1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.00%/(e)/   1.00%/(e)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.13%/(d)/    0.19%        0.07%          --      0.44%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/    49.9%        49.7%        80.0%    224.9%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Institutional shares incurred an unrealized gain of $.13 per share, during the initial interim period.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/   2004/(E)/

PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.46      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.03        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.81        1.41

 Total From Investment
            Operations  0.84        1.46

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.05)      --
 Distributions from     (0.13)      --
  R----zed Gains......

   Total Dividends and  (0.18)      --
   ----  Distributions

Net Asset Value, End    $12.12      $11.46
 of Period............

Total Return..........  7.35%/(c)/  14.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $405,273    $302,583
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/  1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.46%/(d)/  0.57%/(d)/
 Portfolio Turnover
  Rate................  58.8%/(d)/  66.0%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/     2004        2003/(F)/

PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $14.95        $13.62      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.01)        0.07        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.05          2.07        3.62

 Total From Investment
            Operations  0.04          2.14        3.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.03)        --          --
 Distributions from     (0.25)        (0.81)      --
 ----lized Gains......

   Total Dividends and  (0.28)        (0.81)      --
 ----    Distributions

Net Asset Value, End    $14.71        $14.95      $13.62
 of Period............

Total Return..........  0.13%/(c)/    16.50%      36.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $189,972      $159,678    $4,868
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/    0.94%       0.97%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --            1.00%/(e)/  1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.08)%/(d)/  0.53%       (0.04)%/(d)/
 Portfolio Turnover
  Rate................  141.9%/(d)/   117.5%      111.5%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/      2004         2003         2002      2001/(F)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.78         $7.10        $5.12        $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.07)       (0.05)       (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.25)         0.75         2.03        (2.19)     (2.43)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.28)         0.68         1.98        (2.23)     (2.47)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.50         $7.78        $7.10        $5.12      $7.35
                          =====         =====        =====        =====      =====
Total Return..........    (3.60)%/(c)/   9.58%       38.67%      (30.34)%   (23.36)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $78,870       $71,754      $60,637      $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%/(d)/    1.10%        1.09%        1.10%      1.10%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.10%/(e)/   1.10%/(e)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%/(d)/  (0.92)%      (0.89)%      (0.90)%    (0.78)%/(d)/
 Portfolio Turnover
  Rate................     85.3%/(d)/    94.6%       333.6%       110.9%     161.1%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/       2004          2003        2002        2001/(F)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.08          $7.88         $5.72       $6.27       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.05)        (0.04)      (0.12)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.29          2.20       (0.43)       (4.54)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.05           0.24          2.16       (0.55)       (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.91          $8.08         $7.88       $5.72        $6.27
                           =====          =====         =====       =====        =====
Total Return..........      0.42%/(c)/     3.11%        37.76%      (8.77)%     (41.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $327,946       $264,397      $162,128      $7,077       $1,166
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     0.96%         0.95%       0.99%        1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(e)/    1.00%/(e)/  1.00%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.74)%/(d)/   (0.66)%       (0.57)%     (0.70)%      (0.48)%/(d)/
 Portfolio Turnover
  Rate................      48.1%/(d)/     69.4%        115.9%      120.1%       159.8%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                        2005/(B)/     2004/(E)/

PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $9.62         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.03)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.14)        (0.35)

 Total From Investment  (0.17)        (0.38)
            Operations

Net Asset Value, End    $9.45         $9.62
 of Period............

Total Return..........  (1.77)%/(c)/  (3.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $100,325      $4,770
 Ratio of Expenses to
  Average Net Assets..  1.10%/(d)/    0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --            1.10%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.62)%/(d)/  (0.68)%/(d)/
 Portfolio Turnover
  Rate................  44.6%/(d)/    51.3%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2005/(B)/       2004          2003        2002     2001/(F)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $15.03         $13.21         $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.01            --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.83           1.81          3.70       (0.21)       --
 ----                       ----           ----          ----       -----
 Total From Investment
            Operations      0.83           1.82          3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.86         $15.03        $13.21       $9.60    $10.00
                          ======         ======        ======       =====    ======
Total Return..........      5.55%/(c)/    13.79%        38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $258,617       $231,413      $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     0.97%         1.00%       1.00%     1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(e)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.02)%/(d)/    0.07%        (0.04)%     (0.20)%   (0.07)%/(d)/
 Portfolio Turnover
  Rate................      63.6%/(d)/     26.3%         44.1%       27.9%     58.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(B)/   2004        2003/(F)/

PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $15.95      $13.99      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.04        0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.42        2.57        3.91

 Total From Investment
            Operations  0.46        2.62        3.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.03)      (0.06)      --
 Distributions from     (0.90)      (0.60)      --
  ----ized Gains......

   Total Dividends and  (0.93)      (0.66)      --
  ----   Distributions

Net Asset Value, End    $15.48      $15.95      $13.99
 of Period............

Total Return..........  2.52%/(c)/  19.39%      39.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $155,622    $104,765    $51,198
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/  1.00%       1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........  --          1.00%/(e)/  1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.46%/(d)/  0.32%       0.73%/(d)/
 Portfolio Turnover
  Rate................  18.5%/(d)/  46.7%       67.2%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                        2005/(B)/   2004/(E)/

PARTNERS SMALLCAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.35      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  0.01        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  0.26        0.35

 Total From Investment
            Operations  0.27        0.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.01)      --
 Distributions from     (0.04)      --
  ----ized Gains......

   Total Dividends and  (0.05)      --
  ----   Distributions

Net Asset Value, End    $10.57      $10.35
 of Period............

Total Return..........  2.52%/(c)/  3.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,671     $20,666
 Ratio of Expenses to
  Average Net Assets..  1.00%/(d)/  1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..  0.07%/(d)/  0.00%/(d)/
 Portfolio Turnover
  Rate................  47.3%/(d)/  4.8%/(d)/




/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004       2003     2002/(E)/
                           ----           ----       ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.34        $11.21     $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(//a//)/ ..........      0.30          0.65       0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.16)        (0.07)      0.40      0.06
                           -----         -----       ----      ----
 Total From Investment
            Operations      0.14          0.58       1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.69)        (0.45)     (0.10)       --
 ----                      -----         -----      -----
   Total Dividends and
         Distributions     (0.69)        (0.45)     (0.10)       --
 ----                      -----         -----      -----
Net Asset Value, End
 of Period............    $10.79        $11.34     $11.21    $10.30
                          ======        ======     ======    ======
Total Return..........      1.22%/(c)/    5.32%      9.84%     3.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $236,429      $202,386   $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%/(d)/    0.75%      0.75%     0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.86%/(d)/    5.83%      5.68%     7.04%/(d)/
 Portfolio Turnover
  Rate................      16.8%/(d)/    14.0%      31.1%     11.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended June 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003      2002     2001/(F)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.61        $10.63      $9.40     $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.24          0.20       0.14      0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.16          0.95       1.25     (0.51)    (0.21)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.40          1.15       1.39     (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)        (0.17)     (0.16)    (0.16)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.35)        (0.17)     (0.16)    (0.16)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.66        $11.61     $10.63     $9.40     $9.87
                          ======        ======     ======     =====     =====
Total Return..........      3.43%/(d)/   10.97%     15.00%    (3.25)%   (1.30)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $302,487      $226,885   $112,143   $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.16%/(e)/    1.80%      1.41%     2.84%     3.44%/(e)/
 Portfolio Turnover
  Rate................      14.8%/(e)/    34.3%      47.8%     17.6%      2.2%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003      2002     2001/(F)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.49        $10.55      $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.23          0.18       0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25          0.95       1.42     (0.63)    (0.32)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.48          1.13       1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.19)     (0.13)    (0.14)       --
                                                                           --
 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.33)        (0.19)     (0.13)    (0.14)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.64        $11.49     $10.55     $9.14     $9.72
                          ======        ======     ======     =====     =====
Total Return..........      4.12%/(d)/   10.85%     17.14%    (4.67)%   (2.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $458,870      $322,168   $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.99%/(e)/    1.63%      1.25%     2.34%     2.81%/(e)/
 Portfolio Turnover
  Rate................       4.3%/(e)/    27.0%      41.1%     12.3%      4.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003         2002     2001/(G)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.17        $10.21      $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.21          0.15       0.09         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28          0.96       1.48        (0.79)    (0.50)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.49          1.11       1.57        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.15)     (0.13)       (0.14)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.15)     (0.13)       (0.14)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.37        $11.17     $10.21        $8.77     $9.53
                          ======        ======     ======        =====     =====
Total Return..........      4.40%/(d)/   10.98%     18.16%       (6.63)%   (4.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $380,270      $282,813   $147,968      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%      0.12%        0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.70%/(e)/    1.42%      0.97%        1.91%     2.29%/(e)/
 Portfolio Turnover
  Rate................       9.0%/(e)/    30.7%      52.4%/(f)/   19.9%     60.2%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004      2003      2002     2001/(F)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.17        $10.22     $8.68     $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.12      0.07      0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.33          0.98      1.56     (0.92)    (0.44)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.52          1.10      1.63     (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.15)    (0.09)    (0.13)       --
 Distributions from
  Realized Gains......     (0.08)           --        --     (0.01)       --
 ------                    -----                             -----
   Total Dividends and
         Distributions     (0.27)        (0.15)    (0.09)    (0.14)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.42        $11.17    $10.22     $8.68     $9.58
                          ======        ======    ======     =====     =====
Total Return..........      4.60%/(d)/   10.84%    19.06%    (8.12)%   (4.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $162,652      $108,127   $47,706   $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.30%/(e)/    1.07%     0.78%     1.53%     1.77%/(e)/
 Portfolio Turnover
  Rate................      14.0%/(e)/    40.0%     46.0%     19.6%    316.2%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/     2004      2003     2002     2001/(F)/
                          ----          ----      ----     ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.66        $9.73     $8.14    $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.09      0.04     0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35         0.95      1.62    (1.09)    (0.80)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.52         1.04      1.66    (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.11)    (0.07)   (0.14)       --
 Distributions from
  Realized Gains......    (0.07)          --        --       --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.24)       (0.11)    (0.07)   (0.14)       --
 ----                     -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.94       $10.66     $9.73    $8.14     $9.22
                         ======       ======     =====    =====     =====
Total Return..........     4.83%/(d)/  10.77%    20.54%  (10.45)%   (7.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $83,998      $58,284   $30,633   $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(e)/   0.12%     0.12%    0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.02%/(e)/   0.90%     0.43%    1.19%     1.09%/(e)/
 Portfolio Turnover
  Rate................      9.9%/(e)/   44.9%     45.7%    25.4%     59.0%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004      2003      2002     2001/(F)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.73        $10.77     $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.25          0.22      0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09          0.94      1.04     (0.32)    (0.05)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.34          1.16      1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.20)    (0.14)    (0.18)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.20)    (0.15)    (0.18)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.70        $11.73    $10.77     $9.72    $10.03
                          ======        ======    ======     =====    ======
Total Return..........      2.89%/(d)/   10.92%    12.41%    (1.36)%    0.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $150,290      $109,104   $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(e)/    0.12%     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.24%/(e)/    1.95%     1.50%     2.97%     3.44%/(e)/
 Portfolio Turnover
  Rate................      50.3%/(e)/    34.1%     43.9%     46.2%    103.3%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004         2003     2002    2001/(F)/
                           ----           ----         ----     ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $18.44        $14.56       $11.17   $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.41         0.54     0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.42          4.01         3.20     0.63     0.15
                            ----          ----         ----     ----     ----
 Total From Investment
            Operations      1.61          4.42         3.74     1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.38)        (0.40)       (0.35)   (0.41)      --
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --       --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.43)        (0.54)       (0.35)   (0.41)      --
 ----                      -----         -----        -----    -----
Net Asset Value, End
 of Period............    $18.62        $18.44       $14.56   $11.17   $10.50
                          ======        ======       ======   ======   ======
Total Return..........      8.76%/(c)/   31.21%       34.31%   10.38%    4.17%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $299,338      $253,838      $97,960      $11      $11
 Ratio of Expenses to
  Average Net Assets..      0.85%/(d)/    0.85%        0.85%    0.85%    0.85%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.85%/(e)/     --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.15%/(d)/    2.53%        4.08%    3.91%    4.91%/(d)/
 Portfolio Turnover
  Rate................      31.9%/(d)/    67.9%        35.4%    46.3%    77.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/    2004     2003     2002    2001/(F)/
                         ----         ----     ----     ----    ----
SHORT-TERM BOND FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.23      $10.38   $10.39   $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.26        0.30     0.39     0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)      (0.09)   (0.02)   (0.04)    0.30
                         -----       -----    -----    -----     ----
 Total From Investment
            Operations    0.03        0.21     0.37     0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)      (0.32)   (0.38)   (0.47)   (0.39)
 Distributions from
  Realized Gains......      --       (0.04)      --    (0.11)      --
 -----                               -----             -----
   Total Dividends and
         Distributions   (0.17)      (0.36)   (0.38)   (0.58)   (0.39)
                         -----       -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.09      $10.23   $10.38   $10.39   $10.54
                        ======      ======   ======   ======   ======
Total Return..........    0.30%/(d)/  2.06%    3.62%    4.29%    6.67%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,248         $10      $10   $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..    0.69%/(e)/  0.40%    0.40%    0.40%    0.40%/(e)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.40%/(e)/    --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.58%/(e)/  2.92%    3.73%    4.54%    5.59%/(e)/
 Portfolio Turnover
  Rate................    71.9%/(e)/  61.5%    72.3%   105.8%    68.4%/(e)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004        2003        2002       2001/(F)/
                          ----          ----        ----        ----       ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.38       $13.21       $9.60      $10.44      $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.07        0.05        0.03        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.65         1.13        3.56       (0.78)      (0.07)
                           ----         ----        ----       -----       -----
 Total From Investment
            Operations     0.67         1.20        3.61       (0.75)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --       (0.06)         --
 Distributions from
  Realized Gains......    (0.85)       (0.03)         --       (0.02)         --
 Tax Return of Capital
  Distributions.......       --           --          --       (0.01)         --
 -----                                                         -----
   Total Dividends and
         Distributions    (0.85)       (0.03)         --       (0.09)         --
 -----                    -----        -----                   -----
Net Asset Value, End
 of Period............   $14.20       $14.38      $13.21       $9.60      $10.44
                         ======       ======      ======       =====      ======
Total Return..........     4.40%/(c)/   9.09%      37.60%      (7.34)%     (0.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,855      $15,702      $9,318      $4,681         $10
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/   0.75%       0.75%       0.74%       0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.75%/(e)/  0.75%/(e)/  0.75%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(d)/   0.47%       0.48%       0.66%       0.71%/(d)/
 Portfolio Turnover
  Rate................    111.8%/(d)/   98.5%      113.2%      108.8%      123.5%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/     2004        2003      2002        2001/(F)/
                         ----          ----        ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.79        $7.48       $4.91     $7.35        $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)       (0.01)         --        --        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)        0.32        2.57     (2.08)       (1.70)
                         -----         ----        ----     -----        -----
 Total From Investment
            Operations   (0.02)        0.31        2.57     (2.08)       (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.40)          --          --     (0.36)          --
 -----                   -----                              -----
   Total Dividends and
         Distributions   (0.40)          --          --     (0.36)          --
 -----                   -----                              -----
Net Asset Value, End
 of Period............   $7.37        $7.79       $7.48     $4.91        $7.35
                         =====        =====       =====     =====        =====
Total Return..........   (0.75)%/(c)/  4.14%      52.34%   (30.33)%     (17.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $8           $8          $8    $4,344         $560
 Ratio of Expenses to
  Average Net Assets..    0.75%/(d)/   0.73%       0.75%     0.75%        0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.75%/(e)/    --      0.75%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.19)%/(d)/ (0.12)%     (0.08)%   (0.31)%      (0.45)%/(d)/
 Portfolio Turnover
  Rate................   203.1%/(d)/  194.9%      270.1%    255.3%       178.3%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004      2003     2002     2001/(E)/
                          ----          ----      ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.73       $12.70     $9.59   $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.13      0.08     0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33         1.95      3.07    (0.47)    (0.60)
                           ----         ----      ----    -----     -----
 Total From Investment
            Operations     0.39         2.08      3.15    (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)    (0.04)   (0.06)       --
 Distributions from
  Realized Gains......    (0.36)          --        --    (0.14)       --
 -----                    -----                           -----
   Total Dividends and
         Distributions    (0.42)       (0.05)    (0.04)   (0.20)       --
 ----                     -----        -----     -----    -----
Net Asset Value, End
 of Period............   $14.70       $14.73    $12.70    $9.59    $10.19
                         ======       ======    ======    =====    ======
Total Return..........     2.46%/(c)/  16.41%    33.04%   (4.19)%   (5.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $67,472      $48,472   $18,585       $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(d)/   0.15%     0.15%    0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.80%/(d)/   0.94%     0.74%    0.66%     0.65%/(d)/
 Portfolio Turnover
  Rate................     43.9%/(d)/   54.5%     44.6%    61.0%     62.0%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/     2004         2003        2002       2001/(F)/
                          ----          ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $16.20       $14.68       $10.48      $10.54      $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.04         0.07        0.12        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.61         1.95         4.20        0.39       (0.11)
                           ----         ----         ----        ----       -----
 Total From Investment
            Operations     0.66         1.99         4.27        0.51       (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --        (0.07)      (0.10)         --
 Distributions from
  Realized Gains......    (1.40)       (0.47)          --       (0.47)         --
 -----                    -----        -----                    -----
   Total Dividends and
         Distributions    (1.40)       (0.47)       (0.07)      (0.57)         --
 ----                     -----        -----        -----       -----
Net Asset Value, End
 of Period............   $15.46       $16.20       $14.68      $10.48      $10.54
                         ======       ======       ======      ======      ======
Total Return..........     3.66%/(c)/  13.86%       40.94%       4.60%      (0.47)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,019      $20,973      $10,493      $9,641      $1,144
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/   0.75%        0.75%       0.74%       0.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.75%/(e)/   0.75%/(e)/  0.75%/(e)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.59%/(d)/   0.28%        0.62%       0.88%       0.79%/(d)/
 Portfolio Turnover
  Rate................    156.2%/(d)/  163.5%       221.7%      134.3%       89.1%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(C)/    2004        2003     2002    2001/(G)/
                         ----         ----        ----     ----    ----
ULTRA SHORT BOND FUND
---------------------
INSTITUTIONAL
-------------
 SHARES/(//a)/
 ------
Net Asset Value,
 Beginning of Period..   $1.00       $1.00       $1.00    $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    0.01        0.03        0.03     0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      --       (0.01)         --       --       --
 Net Increase from
  Payments by
  Affiliates..........      --        0.01          --       --       --
  ----                                ----
 Total From Investment
            Operations    0.01        0.03        0.03     0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)      (0.03)      (0.03)   (0.04)   (0.02)
                         -----       -----       -----    -----    -----
   Total Dividends and
         Distributions   (0.01)      (0.03)      (0.03)   (0.04)   (0.02)
                         -----       -----       -----    -----    -----
Net Asset Value, End
 of Period............   $1.00       $1.00       $1.00    $1.00    $1.00
                         =====       =====       =====    =====    =====
Total Return..........    1.01%/(d)/  2.66%/(f)/  3.30%    4.27%    1.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,988      $1,968      $1,917   $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..    0.40%/(e)/  0.55%       0.60%    0.60%    0.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.03%/(e)/  2.62%       3.24%    4.18%    4.50%/(e)/
 Portfolio Turnover
  Rate................  N/A/(a)/     105.5%       20.7%    13.6%    31.1%/(e)/




/(a) /On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.
  took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights have been restated to reflect the distribution.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Institutional class of shares would have been 1.64%.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

PERFORMANCE RESULTS - STABLE FUNDS

                                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                                    (THROUGH SEPTEMBER 30, 2005)


                                                                       YTD         1 YR     3 YR     5 YR     10 YR
                                                                    ---------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                            1.99         2.39     1.38      N/A       N/A
Principal Global Investors Money Market Composite                                                    2.42      3.78
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index              2.13         2.60     1.66     2.49      3.95

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND                          1.49         1.59     2.34      N/A       N/A
Principal Global Investors Limited Term Fixed Income Composite                                       4.84       N/A
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                   0.86         1.01     2.50     5.21      5.62
 Morningstar Short-Term Bond Category Average                         0.98         1.31     2.13     4.14      4.80

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)
PREVIOUSLY CAPITAL PRESERVATION FUND                                  2.98/(1)/    3.40     3.19      N/A       N/A
 6-Month LIBOR Index                                                  2.30         2.80     1.85     2.77       N/A
 Morningstar Ultrashort Bond Category Average                         1.81         2.25     1.78     3.05      4.42
                                                                    ---------------------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
                                                                                                          ANNUAL TOTAL RETURN
                                                                                                        (YEAR ENDED DECEMBER 31)

                                                                      LIFE OF
                                                                        FUND                2004     2003     2002     2001
                                                                    --------------        -------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                            1.82                  1.01     0.80     1.49
Principal Global Investors Money Market Composite                                                                      4.33
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index              2.12                 14.85     9.08     9.72     9.71

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                         3.90                  1.22     2.87     7.67
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND
Principal Global Investors Limited Term Fixed Income Composite                                                         7.19
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                   4.49                  1.85     3.35     8.12     9.03
 Morningstar Short-Term Bond Category Average                         3.45                  1.60     2.39     5.24     7.32

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                             3.55/(1)/             2.50     3.11     4.15
PREVIOUSLY CAPITAL PRESERVATION FUND
 6-Month LIBOR Index                                                  2.14                  1.47     1.32     2.06     5.00
 Morningstar Ultrashort Bond Category Average                         2.33                  1.24     1.56     2.73     5.77
                                                                    --------------        -------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.




                                                                     2000     1999     1998     1997     1996       1995
                                                                    -------------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Money Market Composite                    6.21     4.71     5.13     5.10     4.95       5.53
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index             7.44     5.62     6.02     8.33     8.29       7.10

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)
PREVIOUSLY HIGH QUALITY SHORT-TERM BOND FUND
Principal Global Investors Limited Term Fixed Income Composite       8.81     1.05     6.79     6.64     4.88
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                  8.91     2.09     7.63     7.13     4.67      12.88
 Morningstar Short-Term Bond Category Average                        8.14     2.12     6.28     6.51     4.35      11.48

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)
PREVIOUSLY CAPITAL PRESERVATION FUND
 6-Month LIBOR Index                                                 6.76     5.44     5.89     5.94     5.81
 Morningstar Ultrashort Bond Category Average                        6.72     4.45     5.08     6.18     6.14       7.62
                                                                    -------------------------------------------------------

///(1)/During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                              AVERAGE ANNUAL TOTAL RETURN
                             (THROUGH SEPTEMBER 30, 2005)

                                                        LIFE OF
                        YTD   1 YR  3 YR   5 YR  10 YR   FUND         2004
                        -----------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
INSTITUTIONAL
(03/01/01)              1.87  3.06   4.04   N/A   N/A    5.30          4.75
Principal Global
Investors Multi Sector
Fixed Income Composite                     7.10  6.85
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80   3.96  6.62  6.55    5.71          4.34
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43   4.01  5.98  5.78    5.08          3.81

GOVERNMENT & HIGH
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND         1.65  2.56   2.82   N/A   N/A    4.50          3.55
Principal Global
Investors Mortgage
Backed Securities
Composite                                  5.53  5.99
 Lehman Brothers
 Government/Mortgage
 Index                  1.98  2.87   3.28  6.19  6.38    5.27          4.08
 Morningstar
 Intermediate
 Government Category
 Average                1.45  2.28   2.47  5.34  5.41    4.60          3.39

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)              1.97  2.89   3.87   N/A   N/A    5.44          4.33
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                  6.53   N/A
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80   3.96  6.62  6.55    5.71          4.34
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35  2.43   4.01  5.98  5.78    5.08          3.81

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)              2.90   N/A    N/A   N/A   N/A    2.90
Post High Yield
Composite               2.13  5.68  11.42  8.43  9.06                  9.27
 Lehman Brothers High
 Yield Composite Bond
 Index                  2.04  6.71  16.01  7.54  6.79    2.04         11.13
 Morningstar High
 Yield Bond Category    1.62  6.13  13.93  5.81  5.64    1.61          5.18

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)              2.37   N/A    N/A   N/A   N/A    2.68
 Lehman Brothers US
 Treasury TIPS Index    2.73  6.78   7.18  9.84   N/A                  8.46
 Morningstar Long-Term
 Government Category
 Average                3.12  5.45   5.11  8.35  7.04                  7.16

PREFERRED SECURITIES
FUND INSTITUTIONAL
(05/01/02)              1.41  3.96   5.51   N/A   N/A    6.24          4.36
Spectrum Preferred
Securities Composite                 8.13  9.35  8.28
 Lehman Brothers
 Aggregate Bond Index   1.82  2.80   3.96  6.62  6.55    5.36          4.34
 Morningstar
 Intermediate-Term      1.35  2.43   4.01  5.98  5.78    4.93          3.81
 Bond Category Average
                        -----------------------------------------     -------
                                             ANNUAL TOTAL RETURN
                                          (YEAR ENDED DECEMBER 31)


                        2003   2002   2001   2000   1999   1998   1997   1996    1995
                        ---------------------------------------------------------------
BOND & MORTGAGE          4.04   9.27
SECURITIES FUND
INSTITUTIONAL
(03/01/01)
Principal Global                       8.43  12.00  -0.57   7.97  10.16   3.94   18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH        1.70   8.77
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
Principal Global                       7.51  11.08   0.22   7.62   9.97   3.90   19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         2.73  10.06   7.71  12.29  -0.54   8.72   9.54   3.68   17.81
 Government/Mortgage
 Index
 Morningstar             2.15   9.07   6.84  10.76  -1.44   7.45   8.45   2.80   16.42
 Intermediate
 Government Category
 Average

HIGH QUALITY             3.75   9.91
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)
Principal Global                       8.32  10.71  -0.57   8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)
Post High Yield         18.31   6.77   8.24   2.53   7.08   6.63  14.08  12.72   17.95
Composite
 Lehman Brothers High   28.97  -1.40   5.28  -5.86   2.39   1.87  12.76  11.35   19.18
 Yield Composite Bond
 Index
 Morningstar High       24.36  -1.59   2.13  -7.50   4.60   0.09  13.10  13.43   16.98
 Yield Bond Category

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)
 Lehman Brothers US      8.39  16.56   7.89  13.18   2.63   3.95
 Treasury TIPS Index
 Morningstar Long-Term   4.73  16.70   3.69  20.06  -8.08  10.62  12.34  -1.61   31.15
 Government Category
 Average

PREFERRED SECURITIES    10.72
FUND INSTITUTIONAL
(05/01/02)
Spectrum Preferred              9.72  10.55  16.11  -5.05   8.25  12.47   7.95   23.50
Securities Composite
 Lehman Brothers         4.11  10.26   8.42  11.63  -0.82   8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             4.92   7.88   7.36   9.45  -1.22   7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average  ---------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS



DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Large Capitalization Composite /(//1//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index
 Morningstar Mid-Cap Value Category Average

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)
Goldman Sachs Large Cap Blend Composite /(//5//)/
Wellington LargeCap Blend Composite /(//6//)/
 S&P 500 Index
 Morningstar Large Blend Category Average
///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//) //
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.
///(//3//) // /T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//4//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(//5//) // /Goldman Sachs began sub-advising the Fund on 12/16/02
///(//6//) // /Wellington began sub-advising the Fund on 12/16/02



DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Large Capitalization Composite /(//1//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /
Principal Global Investors Mid Cap Value Composite
 Russell Midcap Value Index
 Morningstar Mid-Cap Value Category Average

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)
T. Rowe Price U.S. Structured Research Strategy /(//3//)//(//4//)/
 S&P 500 Index
 Morningstar Large Blend Category Average

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)
Goldman Sachs Large Cap Blend Composite /(//5//)/
Wellington LargeCap Blend Composite /(//6//)/
 S&P 500 Index
 Morningstar Large Blend Category Average
///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//) //
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.
///(//3//) // /T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//4//) //
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(//5//) // /Goldman Sachs began sub-advising the Fund on 12/16/02
///(//6//) // /Wellington began sub-advising the Fund on 12/16/02

PERFORMANCE RESULTS - MODERATE FUNDS


PARTNERS LARGECAP GROWTH FUND INSTITUTIONAL (12/30/02)
GMO Growth Composite/ //(//1//)/
 Russell 1000 Growth Index
 S&P 500 Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND I INSTITUTIONAL (12/06/00)
T. Rowe Price Institutional Large Cap Growth Strategy Composite/ / /(//2//)//(//3//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND II INSTITUTIONAL (12/06/00)
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP VALUE FUND INSTITUTIONAL (12/06/00)
Bernstein Diversified Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND I INSTITUTIONAL (06/01/04)
UBS U.S. Large Cap Value Equity Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND II INSTITUTIONAL (12/29/04)
American Century Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

/ //(//1//) / GMO began sub-advising the Fund on 03/09/04
///(//2//) // /T. Rowe Price began sub-advising the Fund on 08/24/2004.
///(//3//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.

PARTNERS LARGECAP GROWTH FUND INSTITUTIONAL (12/30/02)
GMO Growth Composite/ //(//1//)/
 Russell 1000 Growth Index
 S&P 500 Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND I INSTITUTIONAL (12/06/00)
T. Rowe Price Institutional Large Cap Growth Strategy Composite/ / /(//2//)//(//3//)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP GROWTH FUND II INSTITUTIONAL (12/06/00)
American Century Large Cap Growth Equity Composite
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

PARTNERS LARGECAP VALUE FUND INSTITUTIONAL (12/06/00)
Bernstein Diversified Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND I INSTITUTIONAL (06/01/04)
UBS U.S. Large Cap Value Equity Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP VALUE FUND II INSTITUTIONAL (12/29/04)
American Century Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

/ //(//1//) / GMO began sub-advising the Fund on 03/09/04
///(//2//) // /T. Rowe Price began sub-advising the Fund on 08/24/2004.
///(//3//) //
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - MODERATE FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND INSTITUTIONAL
(12/06/00)               9.57  23.12  23.86    N/A    N/A   11.91        22.56
Neuberger Berman
MidCap Value Composite                       11.81  13.72
 Russell Midcap Value
 Index                  11.16  26.13  26.68  13.95  14.01   12.58        23.71
 Morningstar Mid-Cap
 Value Category
 Average                 6.60  18.77  22.14  10.85  11.87   10.50        17.90

PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL
(12/29/03)              11.88  26.22    N/A    N/A    N/A   21.36        25.69
Goldman Sachs Mid Cap
Value Composite                26.30  23.21  16.67  15.12
 Russell Midcap Value
 Index                  11.16  26.13  26.68  13.95  14.01   19.97        23.71
 Morningstar Mid-Cap
 Value Category          6.60  18.77  22.14  10.85  11.87   14.25        17.90
 Average
                        --------------------------------------------     -------

                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                        2003    2002   2001   2000   1999    1998   1997   1996    1995
                        -----------------------------------------------------------------
PARTNERS MIDCAP VALUE   35.96   -9.91  -1.78
FUND INSTITUTIONAL
(12/06/00)
Neuberger Berman                              29.70   8.04  -10.66  32.66  28.08   35.23
MidCap Value Composite
 Russell Midcap Value   38.06   -9.65   2.34  19.18  -0.11    5.09  34.37  20.26   34.93
 Index
 Morningstar Mid-Cap    34.38  -12.91   6.40  16.82   7.78    3.92  26.04  20.50   29.27
 Value Category
 Average

PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL
(12/29/03)
Goldman Sachs Mid Cap   28.16   -4.72  12.38  32.25  -0.08   -5.55  36.02  21.41
Value Composite
 Russell Midcap Value   38.06   -9.65   2.34  19.18  -0.11    5.09  34.37  20.26   34.93
 Index
 Morningstar Mid-Cap    34.38  -12.91   6.40  16.82   7.78    3.92  26.04  20.50   29.27
 Value Category
 Average                -----------------------------------------------------------------


PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                                     (THROUGH SEPTEMBER 30, 2005)

                                                                                                                        LIFE OF
                                                                       YTD       1 YR      3 YR      5 YR     10 YR       FUND
                                                                     --------------------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                             7.40     18.48     20.06       N/A       N/A      10.18
Principal Global Investors Mid Cap Blend Composite                                                   8.74     11.96
 Russell Midcap Index                                                 10.07     25.10     25.99      7.17     12.59       9.82
 Morningstar Mid-Cap Blend Category Average                            6.75     19.33     21.57      6.52     11.22       8.51

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                            8.80     21.55     19.37       N/A       N/A      -4.26
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/                26.38     21.15     -0.25     13.63
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10       3.76
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17       1.99

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                     8.63     21.79     21.71       N/A       N/A       9.20
 S&P MidCap 400 Index                                                  8.91     22.14     22.09      7.04     14.13       9.51
 Morningstar Mid-Cap Blend Category Average                            6.75     19.33     21.57      6.52     11.22       8.51

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                   8.30     26.05     24.18       N/A       N/A       1.76
Turner Midcap Growth Composite                                                                      -8.85       N/A
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10       3.76
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17       1.99

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                 9.01     23.06       N/A       N/A       N/A      12.09
Mellon Mid Cap Growth Composite                                                           22.44       N/A       N/A
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10      13.67
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17      11.12

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)               11.51       N/A       N/A       N/A       N/A      11.40
Fidelity Mid Cap Growth Composite                                     10.41     26.61     24.04       N/A       N/A
 Russell Midcap Growth Index                                           8.37     23.47     24.92     -4.50      9.10       8.37
 Morningstar Mid-Cap Growth Category Average                           6.41     20.29     19.58     -4.36      8.17       6.37

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                  4.45     19.25       N/A       N/A       N/A      25.04
Mellon SmallCap Blend Composite                                                           26.25     12.22       N/A
 S&P SmallCap 600 Index                                                7.26     21.20     24.18     10.95     12.16      24.48
 Morningstar Small Blend Category Average                              5.52     19.24     23.25     10.07     11.77      23.50

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)               1.74     15.98     19.85       N/A       N/A      -1.82
Alliance Capital Small Cap Growth Composite /(//2//)/                                     22.38     -1.56     11.46
 Russell 2000 Growth Index                                             2.51     17.97     23.23     -2.54      4.67       2.06
 Morningstar Small Growth Category Average                             4.02     18.53     21.17     -1.45      8.13       2.18
                                                                     --------------------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03
                                                                                                    ANNUAL TOTAL RETURN
                                                                                                 (YEAR ENDED DECEMBER 31)


                                                                               2004      2003      2002       2001       2000
                                                                             -----------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                                    17.65     32.67      -8.47
Principal Global Investors Mid Cap Blend Composite                     -                                      -3.49      13.49
 Russell Midcap Index                                                         20.22     40.08     -16.19      -5.63       8.25
 Morningstar Mid-Cap Blend Category Average                                   16.00     36.42     -17.08      -4.96       3.37

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                                   10.47     32.75     -40.47
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/              17.98     34.80     -17.06     -22.32       4.98
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                            16.18     35.15     -15.26
 S&P MidCap 400 Index                                                         16.47     35.59     -14.53      -0.60      17.51
 Morningstar Mid-Cap Blend Category Average                                   16.00     36.42     -17.08      -4.96       3.37

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                          12.30     48.59     -31.87
Turner Midcap Growth Composite                                                                               -28.17      -8.10
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                        11.99
Mellon Mid Cap Growth Composite                                                         40.70     -26.12     -16.73
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)
Fidelity Mid Cap Growth Composite                                             16.23     40.60     -30.49
 Russell Midcap Growth Index                                                  15.48     42.72     -27.40     -20.16     -11.74
 Morningstar Mid-Cap Growth Category Average                                  12.93     36.09     -27.53     -21.28      -6.90

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                         22.46     44.41
Mellon SmallCap Blend Composite                                        -                          -10.78       4.97       9.66
 S&P SmallCap 600 Index                                                       22.64     38.77     -14.63       6.54      11.80
 Morningstar Small Blend Category Average                                     18.86     42.77     -16.17       8.41      12.84

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)                      14.61     47.36     -40.51     -13.93
Alliance Capital Small Cap Growth Composite /(//2//)/                                             -30.69     -10.98      18.34
 Russell 2000 Growth Index                                                    14.31     48.53     -30.25      -9.23     -22.43
 Morningstar Small Growth Category Average                                    12.09     45.00     -28.42      -9.02      -5.71
                                                                             -----------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03




                                                                       1999       1998      1997      1996       1995
                                                                     ---------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Mid Cap Blend Composite                     12.37      4.72     24.95     18.66      33.39
 Russell Midcap Index                                                  18.23     10.09     29.01     19.00      34.46
 Morningstar Mid-Cap Blend Category Average                            18.70      6.77     26.45     20.44      28.71

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Mid Capitalization Composite/ (//1//)/       70.47     26.18     17.32     17.50      32.48
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)
 S&P MidCap 400 Index                                                  14.72     19.11     32.25     19.20      30.95
 Morningstar Mid-Cap Blend Category Average                            18.70      6.77     26.45     20.44      28.71

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)
Turner Midcap Growth Composite                                        126.09     26.33     41.77
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                           51.29     17.86     22.54     17.48      33.98
 Morningstar Mid-Cap Growth Category Average                           63.90     17.51     17.05     16.99      34.79

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)
Mellon SmallCap Blend Composite                                        13.60     -4.27
 S&P SmallCap 600 Index                                                12.40     -1.31     25.58     21.32      29.97
 Morningstar Small Blend Category Average                              18.18     -3.64     26.12     19.66      25.51

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)
Alliance Capital Small Cap Growth Composite /(//2//)/                  28.96     -3.69     21.79     36.48      54.00
 Russell 2000 Growth Index                                             43.09      1.23     12.95     11.26      31.04
 Morningstar Small Growth Category Average                             61.45      4.49     18.19     19.99      35.44
                                                                     ---------------------------------------------------

///(//1//) //
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2//)// // /Alliance began sub-advising the Fund on 03/31/03

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH SEPTEMBER 30, 2005)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        -------------------------------------------     -------
PARTNERS SMALLCAP
GROWTH FUND II
INSTITUTIONAL
(12/06/00)              5.26  20.81  21.09    N/A    N/A   -2.32        11.08
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//1//)/                                    2.11  11.63
Emerald Diversified
Small Cap Growth
Composite /(//2//)/                         -2.32   8.88
 Russell 2000 Growth
 Index                  2.51  17.97  23.23  -2.54   4.67    2.06        14.31
 Morningstar Small
 Growth Category
 Average                4.02  18.53  21.17  -1.45   8.13    2.18        12.09

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)              4.25  22.88    N/A    N/A    N/A    9.47
Mazama Small-Mid Cap
Growth Composite                     31.93    N/A    N/A                 9.39
 Russell 2500 Growth
 Index                  5.31  21.01  24.11  -2.08   7.27   12.50        14.59
 Morningstar Small
 Growth Category        4.02  18.53  21.17  -1.45   8.13   11.43        12.09
 Average
                        -------------------------------------------     -------

 /(//1//) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
                                               ANNUAL TOTAL RETURN
                                             (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000    1999    1998   1997   1996    1995
                        --------------------------------------------------------------------
PARTNERS SMALLCAP       45.09  -24.63  -20.45
GROWTH FUND II
INSTITUTIONAL
(12/06/00)
UBS U.S. Small                                  24.24   45.42  -10.81  22.93  18.54   23.44
Capitalization Growth
Equity Composite
/(//1//)/
Emerald Diversified                            -25.36  100.03  -10.59  26.20  21.05   46.51
Small Cap Growth
Composite /(//2//)/
 Russell 2000 Growth    48.53  -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)
Mazama Small-Mid Cap    77.55  -35.00    1.88
Growth Composite
 Russell 2500 Growth    46.32  -29.09  -10.83  -16.09   55.48    3.10  14.76  15.07   33.54
 Index
 Morningstar Small      45.00  -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average                --------------------------------------------------------------------

 /(//1//) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2//)/ Emerald Advis     nc      n
 co-sub-advisor of the Fund on 09/01/04

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE INSTITUTIONAL
(03/01/01)               7.58  20.97  24.34    N/A    N/A   13.87        17.92
Ark Asset Small Cap                                                  -
Value Composite                              17.40  16.32
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33    6.04        22.25
 Morningstar Small
 Value Category
 Average                 5.31  18.61  24.23  14.59  13.05   14.18        20.58

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL
(12/30/02)               5.76  20.05    N/A    N/A    N/A   27.98        23.18
JPMorgan Program US
Structured Small Cap
Value Equity Composite                26.88  16.38    N/A
Mellon Equity SmallCap
Value Composite/(1)/                  27.37  17.10    N/A
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33   25.24        22.25
 Morningstar Small
 Value Category
 Average                 5.31  18.61  24.23  14.59  13.05   24.35        20.58

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)               5.64  21.40    N/A    N/A    N/A   17.58
Dimensional US Small
Cap Value Composite                   31.16  18.27  15.78                25.38
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33   17.45        22.25
 Morningstar Small
 Value Category
 Average                 5.31  18.61  24.23  14.59  13.05   16.99        20.58

REAL ESTATE SECURITIES
FUND INSTITUTIONAL
(03/01/01)              10.93  30.37  27.45    N/A    N/A   22.04        34.11
Principal Capital -
REI Real Estate
Composite                                    27.93  20.47
 MSCI US REIT Index     10.21   27.1  25.68  19.19  14.64   20.46        31.49
 Morningstar Specialty
 - Real Estate
 Category Average        8.87  26.23  25.93  18.54  15.05   19.76        31.88

SMALLCAP BLEND FUND
INSTITUTIONAL
(03/01/01)               9.08  23.29  22.67    N/A    N/A   12.17        16.46
Principal Global
Investors Small                                                      -
Company Blend
Composite                                    10.62    N/A
 Russell 2000 Index      3.38  17.95  24.12   6.45   9.37    9.14        18.33
 Morningstar Small
 Blend Category
 Average                 5.52  19.24  23.25  10.07  11.77   11.40        18.86

SMALLCAP GROWTH FUND
INSTITUTIONAL
(03/01/01)               1.56  17.74  23.59    N/A    N/A    0.66        14.70
Principal Global
Investors Small
Company Growth
Composite                                    -5.88   5.96
 Russell 2000 Growth
 Index                   2.51  17.97  23.23  -2.54   4.67    3.70        14.31
 Morningstar Small
 Growth Category
 Average                 4.02  18.53  21.17  -1.45   8.13    4.46        12.09

SMALLCAP S&P 600 INDEX
FUND INSTITUTIONAL
(03/01/01)               7.04  20.90  23.83    N/A    N/A   11.87        22.34
 S&P SmallCap 600
 Index                   7.26  21.20  24.18  10.95  12.16   12.22        22.64
 Morningstar Small
 Blend Category
 Average                 5.52  19.24  23.25  10.07  11.77   11.40        18.86

SMALLCAP VALUE FUND
INSTITUTIONAL
(03/01/01)               8.42  22.65  25.13    N/A    N/A   16.56        19.96
Principal Global
Investors Small Cap
Value Composite                              16.84  13.01
 Russell 2000 Value
 Index                   4.02  17.75  24.89  15.18  13.33   14.06        22.25
 Morningstar Small
 Value Category          5.31  18.61  24.23  14.59  13.05   14.18        20.58
 Average
                        --------------------------------------------     -------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05
                                              ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002   2001    2000   1999    1998   1997   1996    1995
                        ------------------------------------------------------------------
PARTNERS SMALLCAP       37.88  -10.16
VALUE INSTITUTIONAL
(03/01/01)
Ark Asset Small Cap                    21.50   33.67   6.05   -1.89  32.41  24.03   33.78
Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP       50.27
VALUE FUND I
INSTITUTIONAL
(12/30/02)
JPMorgan Program US             -7.85   8.51   22.45   4.56   -4.78
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap          -4.84  10.33   15.89  -3.58    2.88  42.96
Value Composite/(1)/
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)
Dimensional US Small    59.39   -9.27  22.63    9.01  13.04   -7.28  30.75  22.32   29.29
Cap Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average

REAL ESTATE SECURITIES  38.38    7.86
FUND INSTITUTIONAL
(03/01/01)
Principal Capital -                     8.73   31.15  -3.01  -10.20  19.83
REI Real Estate
Composite
 MSCI US REIT Index     36.74    3.64  12.83   26.81  -4.55  -16.90  18.58  35.89   12.90
 Morningstar Specialty  36.89    4.10   8.93   25.83  -3.35  -15.79  23.05  31.68   15.17
 - Real Estate
 Category Average

SMALLCAP BLEND FUND     42.91  -17.07
INSTITUTIONAL
(03/01/01)
Principal Global                        1.79   19.86  12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index     47.25  -20.48   2.49   -3.02  21.26   -2.55  22.36  16.50   28.45
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP GROWTH FUND    48.44  -39.19
INSTITUTIONAL
(03/01/01)
Principal Global                       -0.41  -33.86  66.37   -2.47  34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth    48.53  -30.25  -9.23  -22.43  43.09    1.23  12.95  11.26   31.04
 Index
 Morningstar Small      45.00  -28.42  -9.02   -5.71  61.45    4.49  18.19  19.99   35.44
 Growth Category
 Average

SMALLCAP S&P 600 INDEX  38.24  -14.90
FUND INSTITUTIONAL
(03/01/01)
 S&P SmallCap 600       38.77  -14.63   6.54   11.80  12.40   -1.31  25.58  21.32   29.97
 Index
 Morningstar Small      42.77  -16.17   8.41   12.84  18.18   -3.64  26.12  19.66   25.51
 Blend Category
 Average

SMALLCAP VALUE FUND     43.64   -2.63
INSTITUTIONAL
(03/01/01)
Principal Global                        8.93   12.05  -8.92   -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     46.02  -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37   25.75
 Index
 Morningstar Small      42.71  -10.25  17.31   16.98   4.49   -6.99  30.04  25.53   25.13
 Value Category
 Average                ------------------------------------------------------------------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05

PERFORMANCE RESULTS - DYNAMIC FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2004
                        --------------------------------------------     -------
DIVERSIFIED
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)              17.01  35.23  25.85    N/A    N/A    6.20        20.23
Principal Global
Investors
International Large
Cap Composite                                 4.13   8.52
 Citigroup BMI Global
 ex-US Index            13.02  30.65  28.37   5.81   7.55    9.06        22.23
 Morningstar Foreign
 Large Blend Category
 Average                 9.69  25.15  22.03   1.15   6.25    4.19        17.59

INTERNATIONAL EMERGING
MKTS. FUND
INSTITUTIONAL
(03/01/01)              26.46  51.85  38.97    N/A    N/A   19.03        25.91
Principal Global
Investors
International Emerging
Markets Equity
Composite                                    14.35  11.73
 MSCI Emerging Markets
 Free Index - NDTR      25.03  46.58  39.06    N/A    N/A   17.96        25.56
 Morningstar
 Diversified Emerging
 Markets Category
 Average                23.34  44.04  36.80  14.08   6.70   17.61        23.75

INTERNATIONAL GROWTH
FUND INSTITUTIONAL
(12/06/00)              16.58  32.39  28.27    N/A    N/A    5.78        22.78
 Citigroup Broad
 Market (BMI) World
 Ex-US Growth Index     12.19  28.15  25.66   1.39   6.20    3.31        19.34
 Morningstar Foreign
 Large Growth Category
 Average                 9.39  24.73  21.46  -0.95   5.36    1.19        15.58

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)                N/A    N/A    N/A    N/A    N/A    5.70
JP Morgan Global
Equity (Segment)
Composite                6.84  18.33  19.87   1.82    N/A                12.98
 MSCI World Index - ND   6.24  18.93  20.42   0.27   7.21    5.35        14.72
 Morningstar World
 Stock Category
 Average                 7.49  21.21  21.04   0.51   7.91    6.49        15.06

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL
(12/29/03)              10.03  26.17    N/A    N/A    N/A   17.69        20.49
Fidelity International
Composite                      26.38  25.25   4.09   7.56
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND              9.08  25.79  24.61   3.13   5.83   16.77        20.25
 Morningstar Foreign
 Large Blend Category    9.69  25.15  22.03   1.15   6.25   15.54        17.59
 Average
                        --------------------------------------------     -------

                                               ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2003    2002    2001    2000   1999    1998   1997   1996    1995
                        -------------------------------------------------------------------
DIVERSIFIED             33.98  -16.38
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)
Principal Global                       -24.79   -7.57  25.78   10.47  12.43  24.54   14.07
Investors
International Large
Cap Composite
 Citigroup BMI Global   42.15  -13.81  -20.08  -12.04  28.75   17.27   2.62   8.70   11.77
 ex-US Index
 Morningstar Foreign    33.32  -16.91  -21.83  -16.02  40.08   13.55   5.99  12.31   10.76
 Large Blend Category
 Average

INTERNATIONAL EMERGING  56.95   -6.82
MKTS. FUND
INSTITUTIONAL
(03/01/01)
Principal Global                        -3.66  -28.63  63.25  -17.59  11.38  25.57    7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets  55.82   -6.18   -2.61
 Free Index - NDTR
 Morningstar            55.30   -5.90   -3.73  -31.11  71.86  -27.03  -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH    38.97  -16.18  -21.06
FUND INSTITUTIONAL
(12/06/00)
 Citigroup Broad        38.42  -16.97  -24.13  -17.97  36.58   19.63   3.91   8.41   12.61
 Market (BMI) World
 Ex-US Growth Index
 Morningstar Foreign    33.15  -19.15  -24.36  -20.88  52.48   14.80   6.99  13.88   10.03
 Large Growth Category
 Average

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)
JP Morgan Global        31.75  -18.01  -12.29  -12.39  25.82   14.61  17.66  15.54
Equity (Segment)
Composite
 MSCI World Index - ND  33.11  -19.89  -16.89  -13.18  24.93   24.34  15.76  13.48   20.72
 Morningstar World      34.82  -18.57  -15.95   -8.24  40.38   13.56  13.91  16.53   16.59
 Stock Category
 Average

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL
(12/29/03)
Fidelity International  40.19  -13.21  -19.54  -12.47  36.82   19.03   6.27   8.93   12.85
Composite
 MSCI EAFE (Europe,     38.59  -15.94  -21.44  -14.17  26.96   20.00   1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign    33.32  -19.15  -24.36  -20.88  52.48   14.80   6.99  13.88   10.03
 Large Blend Category
 Average                -------------------------------------------------------------------


PERFORMANCE RESULTS - LIFETIME FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH SEPTEMBER 30, 2005)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004
                        -------------------------------------------     -------
PRINCIPAL LIFETIME
2010 FUND
INSTITUTIONAL
(03/01/01)              4.05  11.29  12.48    N/A   N/A    6.47         11.76
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar
 Conservative
 Allocation Category
 Average                1.94   5.95   7.90   3.44  6.56    3.27          5.71

PRINCIPAL LIFETIME
2020 FUND
INSTITUTIONAL
(03/01/01)              5.64  14.24  14.31    N/A   N/A    6.78         12.32
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.53          8.62

PRINCIPAL LIFETIME
2030 FUND
INSTITUTIONAL
(03/01/01)              6.18  15.55  15.44    N/A   N/A    6.34         12.83
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.53          8.62

PRINCIPAL LIFETIME
2040 FUND
INSTITUTIONAL
(03/01/01)              6.56  16.57  16.18    N/A   N/A    6.44         13.00
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Moderate
 Allocation Category
 Average                3.60  10.81  12.40   2.21  7.65    3.53          8.62

PRINCIPAL LIFETIME
2050 FUND
INSTITUTIONAL
(03/01/01)              6.91  17.53  17.29    N/A   N/A    5.44         13.29
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar Large
 Blend Category
 Average                3.49  13.17  15.72  -1.17  8.23    1.39          9.96

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)              2.88   8.70  10.53    N/A   N/A    6.21         11.06
 S&P 500 Index          2.77  12.25  16.71  -1.49  9.48    1.48         10.87
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62  6.55    5.71          4.34
 Morningstar
 Conservative
 Allocation Category    1.94   5.95   7.90   3.44  6.56    3.27          5.71
 Average
                        -------------------------------------------     -------
                                              ANNUAL TOTAL RETURN
                                           (YEAR ENDED DECEMBER 31)


                        2003    2002    2001   2000   1999   1998   1997   1996    1995
                        -----------------------------------------------------------------
PRINCIPAL LIFETIME      18.79   -4.45
2010 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar            12.79   -3.15   -0.81   4.40   7.15  11.63  14.86  10.65   21.46
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME      21.58   -7.00
2020 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      23.31  -10.05
2030 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      24.48  -12.61
2040 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   20.06  -11.48   -4.63   1.66  10.34   13.2  19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME      26.44  -15.72
2050 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar Large      26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43  20.37   31.99
 Blend Category
 Average

PRINCIPAL LIFETIME      15.29   -1.69
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96   37.58
 Lehman Brothers         4.11   10.26    8.42  11.63  -0.82   8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar            12.79   -3.15   -0.81   4.40   7.15  11.63  14.86  10.65   21.46
 Conservative
 Allocation Category
 Average                -----------------------------------------------------------------

IMPORTANT NOTES TO THE APPENDIX


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity..


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP BROAD MARKET (BMI) WORLD EX-US GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer high yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRASHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information, dated November 22, 2005, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http://www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                         PRINCIPAL INVESTORS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION







                            dated November 22, 2005


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated November 22, 2005, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2004 as well as the financial statements and schedules of investments included in the Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2005, which are unaudited, are hereby incorporated by reference into and are legally a part of this SAI.


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Investors Fund, Inc.
   Principal Financial Group
   Des Moines IA 50392-2080

The prospectuses for Classes A & B shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select and Advisors Preferred share classes may be viewed at www.principal.com.


Principal Investors Fund                                                1
www.principal.com

                               TABLE OF CONTENTS

Fund History............................................................

Description of the Fund's Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Multiple Class Structure................................................

Brokerage Allocation and Other Practices................................

Purchase and Redemption of Shares.......................................

Pricing of Shares .......................................................

Taxation of the Funds...................................................

Calculation of Performance Data.........................................

Portfolio Holdings Disclosure...........................................

General Information.....................................................

Financial Statements....................................................

Disclosure Regarding Portfolio Managers.................................

Appendix A - Description of Bond Ratings ................................

Appendix B - Proxy Voting Policies ......................................

Appendix C - Portfolio Manager Information ..............................






2                                                Principal Investors Fund
                                                          1-800-547-7754

FUND HISTORY


The Principal Investors Fund ("the Registrant") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds". Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy and management team. Each of the Funds is diversified except Preferred Securities Fund which is non-diversified.


The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000.


The Articles of Incorporation have been amended from time to time. Some amendments added or changed the names of Funds or added classes of shares. Those amendments are as follows:
.. September 14, 2000 to add the Bond & Mortgage Securities, Government
  Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
.. December 13, 2001 to add the LifeTime 2010, LifeTime 2020, LifeTime 2030,
  LifeTime 2040, LifeTime 2050, LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds) and Partners SmallCap Value Fund;
.. March 14, 2001 to add the Capital Preservation Fund;
.. April 17, 2002 to add the Preferred Securities Fund;
.. September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth,
  Partners SmallCap Blend and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
.. September 18, 2003 to add the Partners International, Partners MidCap Growth I
  and Partners MidCap Value I Funds;
.. February 3, 2004 to change the name of the Real Estate Fund to Real Estate
  Securities Fund;
.. March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap
  Growth Fund III and Partners SmallCap Value Fund II;
.. June 21, 2004 to add the Advisors Signature Class and the High Yield Fund and
  the Partners LargeCap Value Fund II;
.. September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth
  Fund II;
.. December 16, 2004 to add Class A and Class B shares, add the Equity Income,
  Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
.. February 4, 2005 to add Class A and Class B shares to the Disciplined LargeCap
  Blend; and
.. May 23, 2005 to change the name of the Capital Preservation Fund to Ultra
  Short Bond Fund.

.. September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund.
.. September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund.

Classes offered by each Fund are shown in the table below.

                                             CLASS  CLASS  CLASS  ADVISORS   ADVISORS  ADVISORS
                 FUND NAME                     A      B      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT
                 ---------                   -----  -----  -----  ---------  --------  ---------  ---------  ------
 Bond & Mortgage Securities Fund               X      X      X        X         X          X          X        X
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend Fund I                   X      X               X         X          X          X        X
 Diversified International Fund
 f/k/a International Fund I                    X      X      X        X         X          X          X        X
 Equity Income Fund                            X      X
 Government & High Quality Bond Fund f/k/a
 Government Securities Fund                    X      X      X        X         X          X          X        X
 High Quality Intermediate-Term Bond Fund                    X        X         X          X          X        X
 High Yield Fund
 Inflation Protection Fund                     X             X        X         X          X          X        X
 International Emerging Markets Fund           X      X      X        X         X          X          X        X
 International Growth Fund
 f/k/a International Fund II                                 X        X         X          X          X        X
 LargeCap Growth Fund                          X      X      X        X         X          X          X        X
 LargeCap S&P 500 Index Fund                   X             X        X         X          X          X        X
 LargeCap Value Fund                           X      X      X        X         X          X          X        X
 MidCap Blend Fund                             X      X      X        X         X          X          X        X
 MidCap Growth Fund                                          X        X         X          X          X        X
 MidCap S&P 400 Index Fund                                   X        X         X          X          X        X
 MidCap Value Fund                                           X        X         X          X          X        X
 Money Market Fund                             X      X      X        X         X          X          X        X
 Partners Global Equity Fund                                          X         X          X          X        X
 Partners International Fund                                          X         X          X          X        X
 Partners LargeCap Blend Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Blend Fund I                X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund                               X        X         X          X          X        X
 Partners LargeCap Growth Fund I               X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund II              X             X        X         X          X          X        X
 Partners LargeCap Value Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Value Fund I                                       X         X          X          X        X
 Partners LargeCap Value Fund II                                      X         X          X          X        X
 Partners MidCap Growth Fund                   X      X      X        X         X          X          X        X
 Partners MidCap Growth Fund I                 X                      X         X          X          X        X
 Partners MidCap Growth Fund II                                       X         X          X          X        X
 Partners MidCap Value Fund                    X      X      X        X         X          X          X        X
 Partners MidCap Value Fund I                                         X         X          X          X        X
 Partners SmallCap Blend Fund                                         X         X          X          X        X
 Partners SmallCap Growth Fund I                             X        X         X          X          X        X
 Partners SmallCap Growth Fund II              X      X      X        X         X          X          X        X
 Partners SmallCap Growth Fund III                                    X         X          X          X        X
 Partners SmallCap Value Fund                                X        X         X          X          X        X
 Partners SmallCap Value Fund I                                       X         X          X          X        X
 Partners SmallCap Value Fund II                                      X         X          X          X        X
 Preferred Securities Fund                     X             X        X         X          X          X        X
 Principal LifeTime 2010 Fund                  X             X        X         X          X          X        X
 Principal LifeTime 2020 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2030 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2040 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2050 Fund                  X             X        X         X          X          X        X
 Principal LifeTime Strategic Income Fund      X             X        X         X          X          X        X
 Real Estate Securities Fund                   X      X      X        X         X          X          X        X
 Short-Term Bond Fund
 f/k/a High Quality Short-Term Bond Fund       X             X        X         X          X          X        X
 SmallCap Blend Fund                           X      X      X        X         X          X          X        X
 SmallCap Growth Fund                                        X        X         X          X          X        X
 SmallCap S&P 600 Index Fund                                 X        X         X          X          X        X
 SmallCap Value Fund                           X      X      X        X         X          X          X        X
 Tax-Exempt Bond Fund                          X      X
 Ultra Short Bond Fund
 f/k/a Capital Preservation Fund                             X        X         X          X          X        X

                 FUND NAME                    INSTITUTIONAL
                 ---------                    -------------
 Bond & Mortgage Securities Fund                    X
 Disciplined LargeCap Blend                         X
 f/k/a LargeCap Blend Fund I
 Diversified International Fund                     X
 f/k/a International Fund I
 Equity Income Fund
 Government & High Quality Bond Fund f/k/a          X
 Government Securities Fund
 High Quality Intermediate-Term Bond Fund           X
 High Yield Fund                                    X
 Inflation Protection Fund                          X
 International Emerging Markets Fund                X
 International Growth Fund                          X
 f/k/a International Fund II
 LargeCap Growth Fund                               X
 LargeCap S&P 500 Index Fund                        X
 LargeCap Value Fund                                X
 MidCap Blend Fund                                  X
 MidCap Growth Fund                                 X
 MidCap S&P 400 Index Fund                          X
 MidCap Value Fund                                  X
 Money Market Fund                                  X
 Partners Global Equity Fund                        X
 Partners International Fund                        X
 Partners LargeCap Blend Fund                       X
 Partners LargeCap Blend Fund I                     X
 Partners LargeCap Growth Fund                      X
 Partners LargeCap Growth Fund I                    X
 Partners LargeCap Growth Fund II                   X
 Partners LargeCap Value Fund                       X
 Partners LargeCap Value Fund I                     X
 Partners LargeCap Value Fund II                    X
 Partners MidCap Growth Fund                        X
 Partners MidCap Growth Fund I                      X
 Partners MidCap Growth Fund II                     X
 Partners MidCap Value Fund                         X
 Partners MidCap Value Fund I                       X
 Partners SmallCap Blend Fund                       X
 Partners SmallCap Growth Fund I                    X
 Partners SmallCap Growth Fund II                   X
 Partners SmallCap Growth Fund III                  X
 Partners SmallCap Value Fund                       X
 Partners SmallCap Value Fund I                     X
 Partners SmallCap Value Fund II                    X
 Preferred Securities Fund                          X
 Principal LifeTime 2010 Fund                       X
 Principal LifeTime 2020 Fund                       X
 Principal LifeTime 2030 Fund                       X
 Principal LifeTime 2040 Fund                       X
 Principal LifeTime 2050 Fund                       X
 Principal LifeTime Strategic Income Fund           X
 Real Estate Securities Fund                        X
 Short-Term Bond Fund                               X
 f/k/a High Quality Short-Term Bond Fund
 SmallCap Blend Fund                                X
 SmallCap Growth Fund                               X
 SmallCap S&P 600 Index Fund                        X
 SmallCap Value Fund                                X
 Tax-Exempt Bond Fund
 Ultra Short Bond Fund                              X
 f/k/a Capital Preservation Fund




Principal Investors Fund                                                3
www.principal.com

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.


4                                                Principal Investors Fund
                                                          1-800-547-7754

DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond and Ultra Short Bond Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.


Principal Investors Fund                                                5
www.principal.com

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities or Real Estate Securities Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Except for the Money Market Fund, invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, International Growth, International Emerging Markets and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government & High Quality Bond may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities Fund).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Equity Income, International Growth, International Emerging Markets and Ultra Short Bond Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


6                                                Principal Investors Fund
                                                          1-800-547-7754

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.


Partners MidCap Growth Fund II

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


 2) Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

 4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

 5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

 6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

 8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

 1) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) The Fund may not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.


Principal Investors Fund                                                7
www.principal.com

 4) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.


 5) The Fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above:
.. the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.
.. for purposes of normally investing at least 80% of the Fund's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

Partners International Fund


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.


8                                                Principal Investors Fund
                                                          1-800-547-7754

 5) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 6) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 7) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

 1) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

 4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.


Principal Investors Fund                                                9
www.principal.com

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

SECURITY SELECTION
LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600  Index
------------------------------------------------------------------------
Principal Global Investors, LLC ("Principal") allocates Fund assets in approximately the same weightings as the relevant index. Principal may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid, or if the stock is issued by an affiliated company of Principal. In addition, Principal may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

Partners LargeCap Blend and Partners LargeCap Growth I
------------------------------------------------------

T. Rowe Price Associates, Inc. ("T. Rowe Price") generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

Partners LargeCap Growth
------------------------
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. GMO then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what GMO believes to be their true fundamental value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered and the models used may change over time.
Partners LargeCap Growth II
---------------------------

American Century Investment Management, Inc. ("American Century") uses a bottom-up approach to select stocks to buy for the Fund. This means the managers make their investment decision based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.


10                                               Principal Investors Fund
                                                          1-800-547-7754

Partners LargeCap Value II
--------------------------
American Century's value team looks for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Partners MidCap Growth
----------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
-------------------------------------------------------------------------------
Mellon Equity Associates, LLP ("Mellon Equity") uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Mellon Equity constructs a portfolio that in the aggregate breakdown and risk profile resembles the Russell Midcap Growth Index (for the Partners MidCap Growth Fund
I), the S & P SmallCap 600 Index (for the Partners SmallCap Blend Fund) or Russell 2000 Value Index (for the Partners SmallCap Value Fund I), but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

Preferred Securities
--------------------
Spectrum Asset Management, Inc. ("Spectrum"), selects preferred securities within industries deemed to have stable or improving fundamentals. The issuers must also have stable or improving credit profiles. Individual issues are selected based on the attractiveness of their yields relative to the senior debt of the same issuer, U.S. Treasuries, and other outstanding preferreds, taking into account differences in maturity, liquidity, and subordination and call features.

Partners MidCap Value I
-----------------------
Goldman Sachs Asset Management, L.P. ("GSAM") manages the Fund by using a value-oriented approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

Partners SmallCap Value
-----------------------
Ark Asset Management Co., Inc. ("Ark Asset") selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models that incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio that is structured around the Russell 2000 Index economic sectors to control risk.


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Partners SmallCap Value II
--------------------------
Dimensional Fund Advisors Inc. ("Dimensional") believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs.

Portfolio construction: Generally, Dimensional structures the Fund by:
.. selecting a starting universe of securities (for example, all publicly traded
  U.S. common stocks).
.. creating a sub-set of companies meeting the Fund's investment guidelines.
.. excluding certain companies after analyzing various factors (for example, solvency).
.. purchasing stocks using a market capitalization weighted approach.

Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as trading strategies, liquidity management and other factors that Dimensional determines appropriate, given market conditions. Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.


The Fund generally purchases stocks whose market capitalizations are in the lower 8% of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies lists on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market.


Partners SmallCap Value II
Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") is a bottom-up, fundamental, research oriented firm. The firm's approach takes advantage of outstanding in-depth research capabilities and a team decision-making process designed to produce long term returns. The emphasis is on fundamental research conducted by a team of research professionals. Idea generation is focused on companies with stable to increasing return on capital that meets Vaughan Nelson's stringent valuation criteria. This proprietary research is discussed and debated in research meetings and incorporated into the portfolio construction process.

Vaughan Nelson's Small Cap Value product can be described as small cap ($100mm - $2bn at time of purchase), quality, and value priced companies which they believe should generate a 15% compounded return over three to five years.
Vaughan Nelson has a very detailed process of analyzing and evaluating names.
All of their investments fit into one of three categories (listed in order of priority):
.. Companies earning a positive economic margin, with stable to improving returns .. Companies valued at a discount to their asset value
.. Companies with an attractive dividend yield and minimal basis risk

Selections of equity securities for the other Funds (except the Partners MidCap
-------------------------------------------------------------------------------
Value Fund).
------------
Such selections are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

Partners MidCap Value
---------------------
Neuberger Berman Management Inc. ("Neuberger Berman") selects equity securities using the three basic steps described in the previous section, but may utilize these same steps in reverse order.


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INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and are earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;


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.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.


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Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.


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  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the


16                                               Principal Investors Fund
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    settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund may seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale


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    of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations.


18                                               Principal Investors Fund
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    Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


High-Yield/High-Risk Bonds
--------------------------
The Bond & Mortgage Securities, High Yield, Inflation Protection, Partners International, Partners MidCap Growth Fund II, Short-Term Bond and Tax-Exempt Bond Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond and Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, Partners International, Preferred Securities and Short-Term Bond Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity).


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As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Real Estate Investment Trusts
-----------------------------
Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Zero-coupon securities
----------------------
The Funds may invest in zero-coupon securities. Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
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Each Fund may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


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The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and
-----------------------------------------------------------------------
Sale-Buybacks
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The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar roles, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest


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earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.1% of the initial amount delivered.


A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.


A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.


Swap Agreements and Options on Swap Agreements
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Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap


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agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.


A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.


A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


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Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.


The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
  . the frequency of trades and quotations, . the number of dealers and prospective purchasers in the marketplace, . dealer undertakings to make a market, . the nature of the security (including any demand or tender features, and . the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in illiquid securities.


For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


When-Issued, Delayed Delivery and Forward Commitment Transactions
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Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.


When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


Money Market Instruments/Temporary Defensive Position
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The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  government, including treasury bills, notes and bonds.


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.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


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The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Municipal Obligations
---------------------
The Tax-Exempt Bond Fund can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.


Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.


.. Municipal Bonds. Municipal Bonds may be either "general obligation" or
  "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


.. Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

  . Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.


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  . Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

  . Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

  . Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

  . Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

  . Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

  . Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.


    The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand, or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by


Principal Investors Fund                                               27
www.principal.com
    an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

  . Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

  . Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.


    Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.


Taxable Investments of the Tax-Exempt Bond Fund
-----------------------------------------------
The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
--------------------------
Each Fund (except the Money Market Fund) reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs") and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves


28                                               Principal Investors Fund
                                                          1-800-547-7754
substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities and Real Estate Securities, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund II and the Partners LargeCap Value Fund II use the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. Partners SmallCap Growth Fund II and Partners MidCap Growth Fund II use the general industry codes of Morgan Stanley Capital International. The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:
.. Ultra Short Bond (2003 - 20.7%; 2004 - 105.5%): On July 29, 2004, the Board
  took the necessary action to cause the Fund to become a money market fund. Bringing the portfolio in line with the new strategy resulted in the variation noted.


Principal Investors Fund                                               29
www.principal.com

.. Government & High Quality Bond (2003 - 219.5%; 2004 - 95.2%): The use of forward purchases and simultaneous current sales, often called dollar rolls, was reduced in 2004 versus 2003 as the attractiveness of this trade diminished.
.. High Quality Intermediate-Term Bond (2003 - 71.3%; 2004 - 152.5%): The portfolio manager increased the allocation to certain fixed income sectors such as Treasury Inflation Protected Securities, and then reduced the allocation back to year-end levels and also decreased the allocation to investment grade credit throughout the year. The portfolio manager purchased considerable amount of short duration securities, that in turn require more reinvestment, as they mature and increased the level of forward purchases and current sales (referred to as dollar rolls), as the implied financing was attractive relevant to reinvestment opportunities.
.. LargeCap S&P 500 Index Fund (2003 - 1.1%; 2004 - 67.3%): The Fund's portfolio is allocated in approximately the same weightings as the Standard & Poor's 500 Index. The portfolio is not actively managed.
.. Partners LargeCap Blend Fund (2003 - 41.7%; 2004 - 93.9%): the Fund's sub-advisor was changed effective March 9, 2004. Bringing the portfolio in line with the strategy of the new sub-advisor resulted in the variation noted.
.. Partners SmallCap Growth Fund I (2003 - 333.6%; 2004 - 94.6%): As described in the prospectus, the sub-advisor employs an active trading strategy in an attempt to achieve the Fund's investment objective. This was particularly useful in the 2003 fiscal year.

MANAGEMENT


BOARD OF DIRECTORS

Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 86 portfolios as of June 30, 2005) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.

The following directors are considered to be Independent Directors.
-------------------------------------------------------------------

                                                                                                       NUMBER
                                                                                                         OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND          OTHER
                                                                                                      COMPLEX      DIRECTORSHIPS
                                                                                                      OVERSEEN          HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)              BY              BY
YEAR OF BIRTH           FUND                    TIME SERVED           DURING PAST 5 YEARS             DIRECTOR        DIRECTOR
-----------------       ---------------------   -----------         -----------------------          ----------    -------------
Elizabeth Ballantine    Director                Since 2004   Principal, EBA Associates                   86        The McClatchy
1113 Basil Road         Member Audit and                     (consulting and investments)                             Company
McLean, Virginia        Nominating Committee
1948

James D. Davis          Director                Since 1993   Retired. Formerly, Vice President,          86             None
4940 Center Court       Member Audit and                     Deere & Company
Bettendorf, Iowa        Nominating Committee                 (machinery and equipment)
1934

Richard W. Gilbert      Director                Since 2000   President, Gilbert Communications,          86            Calamos
5040 Arbor Lane, #302   Member Audit and                     Inc.                                                      Asset
Northfield, Illinois    Nominating Committee                 (management advisory services)                         Management,
1940                                                                                                                    Inc.

Mark A. Grimmett        Director                Since 2004   Executive Vice President and CFO,           86
6310 Deerfield Avenue   Member Audit and                     since 2000, and prior thereto, Vice                        None
San Gabriel,            Nominating Committee                 President and CFO, Merle Norman
California                                                   Cosmetics, Inc.
1960                                                         (manufacturer and distributor of skin
                                                             care products)


Fritz S. Hirsch         Director                Since 2005   President and CEO, Sassy, Inc.
Suite 203               Member Audit and                     (manufacturer of infant and                                None
2101 Waukegan Road      Nominating                           juvenile products)
Bannockburn, Illinois   Committee
60015
1951

William C. Kimball      Director                Since 2000   Retired. Formerly, Chairman and CEO,        86       Casey's General
3094 104th              Member Audit and                     Medicap Pharmacies, Inc.                               Store, Inc.
Urbandale, Iowa         Nominating Committee                 (chain of retail pharmacies)
1947

Barbara A. Lukavsky     Director                Since 1993   President and CEO, Barbican                 86
100 Market, #317        Member Audit and                     Enterprises, Inc.                                          None
Des Moines, Iowa        Nominating Committee                 (holding company for franchises in the
1940                    Member Executive                     cosmetics industry)
                        Committee

The following directors are considered to be Interested Directors because they
------------------------------------------------------------------------------
are affiliated persons of Principal Management Corporation (the "Manager") or
-----------------------------------------------------------------------------
Princor Financial Services Corporation ("Princor") the principal underwriter for
--------------------------------------------------------------------------------
the Fund.
---------

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                 POSITIONS WITH THE MANAGER AND ITS      OVERSEEN        HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH      LENGTH OF     AFFILIATES; PRINCIPAL OCCUPATION(S)        BY            BY
YEAR OF BIRTH           FUND                      TIME SERVED            DURING PAST 5 YEARS             DIRECTOR      DIRECTOR
-----------------       ---------------------     -----------    -----------------------------------    ----------   -------------
John E. Aschenbrenner   Director                   Since 2000  Director, the Manager and Princor since      86
711 High Street                                                1998. President, Insurance and                            None
Des Moines, Iowa                                               Financial Services, Principal Financial
 50392                                                         Group, Inc., since 2003. Executive Vice
1949                                                           President, 2000-2003, and prior
                                                               thereto,
                                                               Senior Vice President, Principal Life

Ralph C. Eucher         Director                   Since 1999                                               86
711 High Street         President and Chief                    Director, President and Chief Executive
Des Moines, Iowa        Executive                              Officer, the Manager and Princor since
 50392                  Officer                                1999. Senior Vice President, since
1952                    Member Executive                       2002,                                                     None
                        Committee                              Vice President, 1999-2002, and prior
                                                               thereto, Second Vice President,
                                                               Principal Life

Larry D. Zimpleman      Director                   Since 2001  Life Chairman and Director, the Manager      86
711 High Street         Chairman of the Board                  and Princor since 2001. President,
Des Moines, Iowa        Member Executive                       Retirement and Investor Services,
 50392                  Committee                              Principal Financial Group, Inc. since                     None
1951                                                           2003.
                                                               Executive Vice President, 2001-2003,
                                                               and
                                                               prior thereto, Senior Vice President,
                                                               Principal Life



Officers of the Fund
--------------------

The following table presents certain information regarding the officers of the
------------------------------------------------------------------------------
Fund, including their principal occupations which, unless specific dates are
----------------------------------------------------------------------------
shown, are of more than five years duration. Officers serve at the pleasure of
------------------------------------------------------------------------------
the Board of Directors.
-----------------------

  NAME, ADDRESS AND      POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S)
    YEAR OF BIRTH                FUND                 DURING PAST 5 YEARS
  -----------------      ---------------------      -----------------------
Craig L. Bassett        Treasurer (since 1993)    Vice President and Treasurer,
711 High Street                                   Principal Life
Des Moines, Iowa
 50392
1952

Michael J. Beer         Executive Vice            Executive Vice President and
711 High Street         President                 Chief Operating Officer, the
Des Moines, Iowa        (since 1993)              Manager and Princor
 50392
1961

Randy L. Bergstrom      Assistant Tax Counsel     Counsel, Principal Life
711 High Street         (since 2005)
Des Moines, Iowa
 50392
1955

David J. Brown          Chief Compliance          Vice President, Product &
711 High Street         Officer                   Distribution Compliance,
Des Moines, Iowa        (since 2004)              Principal Life; Senior Vice
 50392                                            President, the Manager, since
1960                                              2004; Senior Vice President,
                                                  Princor, since 2003, and
                                                  prior thereto, Vice
                                                  President, the Manager and
                                                  Princor

Jill R. Brown           Vice President and        Vice President and Chief
711 High Street         Chief Financial Officer   Financial Officer, Princor,
Des Moines, Iowa        (since 2003)              since 2003, and prior
 50392                                            thereto, Assistant Financial
1967                                              Controller, Principal Life

Ernest H. Gillum        Vice President and        Vice President and Chief
711 High Street         Assistant Secretary       Compliance Officer, the
Des Moines, Iowa        (since 1993)              Manager, since 2004, and
 50392                                            prior thereto, Vice
1955                                              President, Compliance and
                                                  Product Development, the
                                                  Manager

Jane E. Karli           Assistant Treasurer       Assistant Treasurer,
711 High Street         (since 1996)              Principal Life
Des Moines, Iowa
 50392
1957

Patrick A. Kirchner     Assistant Counsel         Counsel, Principal LIfe
711 High Street         (since 2002)
Des Moines, Iowa
 50392
1960

Carolyn F. Kolks        Assistant Tax Counsel     Counsel, Principal Life,
711 High Street         (since 2005)              since 2003 and prior thereto,
Des Moines, Iowa                                  Attorney
 50392
1962

Thomas J. Loftus        Assistant Counsel         Counsel, Principal Life,
711 High Street         (since 2002)              since 2002, and prior
Des Moines, Iowa                                  thereto, Counsel, Merrill
 50392                                            Lynch Insurance Group
1953

David W. Miles          Senior Vice President     Senior Vice President -
711 High Street         (since 2005)              Product Development, the
Des Moines, Iowa                                  Manager and Princor, and
 50392                                            Second Vice President,
1957                                              Principal Financial Group,
                                                  Inc., since 2005, and prior
                                                  thereto, Executive Vice
                                                  President, Amcore Financial,
                                                  Inc. (banking)

Sarah J. Pitts          Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2000)
Des Moines, Iowa
 50392
1945

Layne A. Rasmussen      Vice President and        Vice President and Controller
711 High Street         Controller                - Mutual Funds, the Manager
Des Moines, Iowa        (since 2000)
 50392
1958

Michael D. Roughton     Counsel                   Vice President and Senior
711 High Street         (since 1993)              Securities Counsel, Principal
Des Moines, Iowa                                  Financial Group, Inc.; Senior
 50392                                            Vice President and Counsel,
1951                                              the Manager and Princor; and
                                                  Counsel, Principal Global

Jean B. Schustek        Vice President and        Vice President - Registered
711 High Street         Assistant Secretary       Products, Princor and the
Des Moines, Iowa        (since 2000)              Manager, since 2005, and
 50392                                            prior thereto, Assistant Vice
1952                                              President - Registered
                                                  Products.

 BOARD COMMITTEES . The Fund's board has an Audit and Nominating Committee. Its members are identified above. All are Independent Directors. During the last fiscal year, the Committee met four times.

The audit committee functions of the Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors;
(2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. the committee also receives reports about accounting and financial matters affecting the Fund.

The nominating committee functions of the Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the Committee requests director nominee suggestions from the Committee members and management. In addition, the Committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392-2080. the Committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decisions is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.


The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2004. The Fund Complex currently includes the Fund and the separate series of Principal Variable Contracts Fund, Inc. ("PVC"). On December 31, 2004, however, the Fund Complex also included the Principal Mutual Funds. The Principal Mutual Funds merged into the Fund effective June 30, 2005. As Mr. Hirsch did not become a director until September 2005, he had no fund ownership at December 31, 2004.


For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the Fund. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:Independent Directors (not considered to be "Interested Persons")

A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
 PRINCIPAL MUTUAL FUND                     BALLANTINE*                   DAVIS           GILBERT   GRIMMETT   KIMBALL    LUKAVSKY
 ---------------------                     -----------                   -----           -------   --------   -------    --------
Balanced                                        A                          B                B          A         A           A
Bond                                            A                          C                D          C         B           E
Capital Value                                   A                          C                C          A         A           A
Cash Management                                 A                          C                B          C         D           C
Equity Income                                   A                          E                B          A         D           A
Government Securities Income                    A                          B                B          A         A           A
Growth                                          A                          D                D          A         A           A
International                                   A                          B                C          A         A           E
International Emerging Markets                  A                          C                A          A         A           A
International SmallCap                          C                          C                A          A         A           A
LargeCap Stock Index                            A                          A                A          A         A           A
Limited Term Bond                               A                          A                A          B         E           E
MidCap                                          A                          E                D          A         E           A
Partners Blue Chip                              A                          D                B          A         A           A
Partners Equity Growth                          A                          A                A          A         D           A
Partners LargeCap Blend                         A                          A                A          A         A           A
Partners LargeCap Value                         C                          A                A          A         D           A
Partners MidCap Growth                          A                          A                A          A         C           A
Partners SmallCap Growth                        A                          A                A          A         C           A
Real Estate Securities                          C                          A                A          A         E           A
SmallCap                                        A                          A                A          A         A           A
Tax-Exempt Bond                                 A                          B                A          A         A           A
  TOTAL FUND COMPLEX                            D                          E                E          C         E           E
 * Information for Ms. Ballantine, who became a Director in December 2004, is as of March 4, 2005.



Principal Investors Fund                                               31
www.principal.com

Directors considered to be "Interested Persons"

A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
                                              JOHN E.     RALPH C.   LARRY D.
 PRINCIPAL MUTUAL FUND                     ASCHENBRENNER   EUCHER    ZIMPLEMAN
 ---------------------                     -------------   ------    ---------
Balanced                                         B           A           A
Bond                                             C           A           A
Capital Value                                    C           A           A
Cash Management                                  B           B           A
Equity Income                                    B           C           A
Government Securities Income                     A           C           A
Growth                                           C           C           A
International                                    C           A           A
International Emerging Markets                   A           A           A
International SmallCap                           C           A           A
LargeCap Stock Index                             A           A           A
Limited Term Bond                                C           A           A
MidCap                                           C           D           A
Partners Blue Chip                               C           C           A
Partners Equity Growth                           C           C           A
Partners LargeCap Blend                          A           D           A
Partners LargeCap Value                          A           D           A
Partners MidCap Growth                           B           A           A
Partners SmallCap Growth                         A           A           A
Real Estate Securities                           C           A           A
SmallCap                                         A           A           A
Tax-Exempt Bond                                  A           D           A
 PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE
 BENEFIT PLAN)
Bond & Mortgage Securities                       C           B           C
Diversified International                        E           A           C
Government & High Quality Bond                   A           D           A
International Emerging Markets                   C           A           A
LargeCap Growth                                  C           A           A
LargeCap S&P 500 Index                           C           D           A
MidCap Blend                                     C           B           C
Money Market                                     C           A           A
Partners LargeCap Blend I                        B           A           A
Partners LargeCap Growth I                       C           A           A
Partners LargeCap Value                          B           C           C
Partners MidCap Growth                           C           A           A
Principal LifeTime Strategic Income              B           A           A
Real Estate Securities                           C           A           A
SmallCap S&P 600 Index                           D           A           A
  TOTAL FUND COMPLEX                             E           E           D



32                                               Principal Investors Fund
                                                          1-800-547-7754

COMPENSATION . The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.


The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2004. On that date, there were 24 funds (with a total of 106 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of August 22, 2005, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.


The following table shows as of October 18, 2005 the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                               % OF OUTSTANDING
         FUND                                    SHARES OWNED
         ----                                  ----------------
         Bond & Mortgage Securities                  0.13%
         Disciplined LargeCap Blend                  0.01
         Diversified International                   7.53
         Equity Income                               0.00
         Government & High Quality Bond              0.00
         High Quality Intermediate-Term Bond         0.05
         High Yield                                  0.00
         Inflation Protection                        0.09
         International Emerging Markets             10.65
         International Growth                        0.00
         LargeCap Growth                             9.62
         LargeCap S&P 500 Index                      0.00
         LargeCap Value                             13.51
         MidCap Blend                                0.00
         MidCap Growth                               0.24
         MidCap S&P 400 Index                        0.02
         MidCap Value                                0.02
         Money Market                                3.69
         Partners Global Equity                     85.18
         Partners International                      0.00
         Partners LargeCap Blend                     0.00
         Partners LargeCap Blend I                   0.06
         Partners LargeCap Growth                    0.09
         Partners LargeCap Growth I                  0.00
         Partners LargeCap Growth II                 0.00
         Partners LargeCap Value                     0.00
         Partners LargeCap Value I                   0.02
         Partners LargeCap Value II                  0.03
         Partners MidCap Growth                      0.01
         Partners MidCap Growth I                    0.03
         Partners MidCap Growth II                   0.01
         Partners MidCap Value                       0.04
         Partners MidCap Value I                     0.01
         Partners SmallCap Blend                     0.10
         Partners SmallCap Growth I                  0.01
         Partners SmallCap Growth II                 0.67
         Partners SmallCap Growth III                0.03
         Partners SmallCap Value                     0.01
         Partners SmallCap Value I                   0.20
         Partners SmallCap Value II                  0.01
         Preferred Securities                        0.02
         Principal LifeTime 2010                     0.01
         Principal LifeTime 2020                     0.00
         Principal LifeTime 2030                     0.01
         Principal LifeTime 2040                     0.01
         Principal LifeTime 2050                     0.02
         Principal Lifetime Strategic Income         0.02
         Real Estate Securities                      0.00
          Short-Term Bond                            1.80
         SmallCap Blend                             10.51
         SmallCap Growth                             0.13
         SmallCap S&P 600 Index                      0.00
         SmallCap Value                              0.13
         Tax-Exempt Bond                             0.00
         Ultra Short Bond                            0.04




Principal Investors Fund                                               33
www.principal.com

The Directors and Officers of the Fund, member companies of the Principal Financial group and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "The Costs of Investing" in the prospectus for the Class A and Class B shares.


34                                               Principal Investors Fund
                                                          1-800-547-7754

As of October 18, 2005, the persons identified below the Fund/Share Class Table, if any for a particular number in the Table, owned of record, or were known by the Fund to own beneficially, 5% or more of the outstanding shares of the Class of the Fund indicated:

                                           ADVISORS   ADVISORS  ADVISORS                                     CLASS  CLASS   CLASS
                FUND NAME                  PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT  INSTITUTIONAL    J      A       B
                ---------                  ---------  --------  ---------  ---------  ------  -------------  -----  -----   -----
 Bond & Mortgage Securities Fund              592       590        605        593      591         594        501    101     201
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend Fund I                            695        619        698      696         699               192     292
 Diversified International Fund
 f/k/a International Fund I                             670        617        673      671         674        508    108     208
 Equity Income Fund                                                                                                  152     252
 Government Securities Fund                   612       610        607        613      611         614        503    153     253
 High Quality Intermediate-Term Bond Fund     622       620        608        623      621         624        504
 High Quality Short-Term Bond Fund            642       640        615        643      641         644        506    156
 High Yield Fund                                                                                   798
 Inflation Protection Fund                    707       705        709        708      706         715        546    154
 International Emerging Markets Fund          662       660        616        663      661         664        507    107     207
 International Growth Fund
 f/k/a International Fund II                  812       810        618        813      811         814        509
 LargeCap Growth Fund                         702       700        625        703      701         704        512    112     212
 LargeCap S&P 500 Index Fund                  712       710        626        713      711         714        513    113
 LargeCap Value Fund                          722       720        627        723      721         724        514    114     214
 MidCap Blend Fund                            742       740        639        743      741         749        521    121     221
 MidCap Growth Fund                           752       750        645        753      751         759        522
 MidCap S&P 400 Index Fund                    762       760        646        763      761         769        523
 MidCap Value Fund                            772       770        647        773      771         774        524
 Money Market Fund                            782       780        648        783      781         784        525    199     299
 Partners Global Equity Fund                  857       855        859        858      856         865
 Partners International Fund                  787       785        649        788      786         789
 Partners LargeCap Blend Fund                 822       820        650        823      821         824        527    127     227
 Partners LargeCap Blend Fund I               692       690        651        693      691         694        511    111     211
 Partners LargeCap Growth Fund                827       825        652        828      826         829        544
 Partners LargeCap Growth Fund I              832       830        653        833      831         834        528    128     228
 Partners LargeCap Growth Fund II             842       840        654        843      841         844        529    129
 Partners LargeCap Value Fund                 852       850        655        853      851         854        530    180     280
 Partners LargeCap Value Fund I               802       800        656        803      801         804
 Partners LargeCap Value Fund II              779       777        796        795      778         797
 Partners MidCap Growth Fund                  872       870        658        873      871         874        532    182     282
 Partners MidCap Growth Fund I                877       875        659        878      876         879               186
 Partners MidCap Growth Fund II               718       716        775        719      717         776
 Partners MidCap Value Fund                   882       880        665        883      881         884        533    183     283
 Partners MidCap Value Fund I                 892       890        666        893      891         894
 Partners SmallCap Blend Fund                 887       885        667        888      886         889
 Partners SmallCap Growth Fund I              902       900        668        906      901         904        534
 Partners SmallCap Growth Fund II             913       911        669        914      912         915        535    185     285
 Partners SmallCap Growth Fund III            817       815        675        818      816         819
 Partners SmallCap Value Fund                 922       920        676        923      921         924        536
 Partners SmallCap Value Fund I               927       925        677        928      926         935
 Partners SmallCap Value Fund II              837       835        678        838      836         839
 Preferred Securities Fund                    938       936        679        939      937         929        545    195
 Principal LifeTime 2010 Fund                 727       725        628        728      726         729        515    109
 Principal LifeTime 2020 Fund                 732       730        629        733      731         734        516    116     216
 Principal LifeTime 2030 Fund                 737       735        635        738      736         739        517    117     217
 Principal LifeTime 2040 Fund                 746       744        636        747      745         748        518    118     218
 Principal LifeTime 2050 Fund                 756       754        637        757      755         758        519    119
 Principal LifeTime Strategic Income Fund     766       764        638        767      765         768        520    123
 Real Estate Securities Fund                  932       930        685        933      931         934        537    187     287
 SmallCap Blend Fund                          942       940        686        943      941         944        538    188     288
 SmallCap Growth Fund                         952       950        687        953      951         954        539
 SmallCap S&P 600 Index Fund                  962       960        688        963      961         964        540
 SmallCap Value Fund                          972       970        689        973      971         974        541    191     291
 Tax-Exempt Bond Fund                                                                                                151     251
 Ultra Short Bond Fund
 f/k/a Capital Preservation Fund              987       985        989        988      986         990        547


FUND/CLASS                                                       PERCENTAGE OF
  NUMBER     NAME AND ADDRESS                                      OWNERSHIP
   109      PRINCIPAL LIFE INSURANCE COMPANY
            CUST IRA OF LAWRENCE E WEIGEL                                   5.7
            3897 E ANDRE AVE
            GILBERT, AZ 85297-9160

   109      PRINCIPAL LIFE INSURANCE COMPANY                                6.7
            CUST 403(B) PLAN OF TERRI OWEN
            2721 CEDARBROOK CT
            MODESTO, CA 95355-3426
   109      PRINCIPAL LIFE INSURANCE CO                                     6.4
            CUST IRA OF KATHLEEN K MCCARTHY
            18 E GRAVERS LN
             PHILADELPHIA, PA 19118-3304
   109      PRINCIPAL LIFE INSURANCE CO                                     6.7
            CUST IRA OF DALE W LEE
            1618 N LEE ST
             SPOKANE, WA 99207-5210
   117      PERSHING LLC                                                   11.5
             P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   118      PRINCIPAL LIFE INSURANCE COMPANY
            CUST   SIMPLE IRA OF GREGORY S SCEALES                          5.6

            3500 ASTORIA CT
            BAKERSFIELD, CA 93309-5455
   118      PRINCIPAL LIFE INSURANCE CO                                     5.3
            CUST IRA OF DENISE L ALLACHER
            2911 N 145TH ST
            OMAHA, NE 68116-8157
   119      PRINCIPAL LIFE INSURANCE COMPANY                                5.0
            CUST SIMPLE IRA OF LOUANNA F BANDUCCI
            7007 CREEMORE ST
            BAKERSFIELD, CA 93308-2091
   119      PRINCIPAL LIFE INSURANCE CO
            CUST INHERITED IRA OF JOHN R KARSTEN BENE OF JOHN W             9.8
            KARSTEN
            401 WALMAR DR
            SUN PRAIRIE, WI 53590-1627
   119      JEFFREY BALSIGER                                                9.8
            16898 163RD ST
            JIM FALLS, WI 54748-2346
   119      PRINCIPAL LIFE INSURANCE COMPANY
            CUST CONDUIT IRA OF LORI ELLYN BADDER                           6.8

            36220 GLEN ST
            WESTLAND, MI 48186-8204
   119      CHRISTINE M HARMS &  DAVID A HARMS JTTEN
                                                                            8.8
            11 S CEDAR ST APT 407
            SPOKANE, WA 99204-0665
   123      PRINCIPAL LIFE INSURANCE COMPANY                                6.7
            CUST IRA OF FRANK J KETTMAN
            PO BOX 223
            GRANVILLE, IL 61326-0223
   123      PERSHING LLC                                                   23.5
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   123      PERSHING LLC                                                   35.7
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   129      PRINCIPAL LIFE INSURANCE CO CUST                               18.4
            IRA OF MARGARET E PAHL UA DEC 07 93
            PO BOX 10244
            COLUMBIA, MO 65205-4003
   129      PRINCIPAL LIFE INSURANCE CO                                    10.8
            CUST IRA OFJACK S DUREN
            3329 WOODBINE PL
            PHILOMATH, OR 97370-9436
   129      PRINCIPAL LIFE INSURANCE CO                                     6.5
            CUST IRA OF SUSAN R HAUPTS
            14448 BRIARWOOD LN
            URBANDALE, IA 50323-2038
   129      JEAN N EUCHER                                                  20.5
            4655 TURNBERRY   DR
            WEST DES MOINES, IA 50265-5246
   129      PATRICK S REYNOLDS & FRANK S REYNOLDS JTTEN
                                                                           15.0
            3525  BAJAMONT WAY
            CARMICHAEL, CA 95608-2809
   129      PRINCIPAL LIFE INSURANCE CO                                     7.3
            CUST IRA OF MARILEE J KOELKER
            3366 163RD ST
            NEW VIENNA, IA 52065-8521
   154      PERSHING LLC                                                    7.9
            PO BOX 2052
             JERSEY CITY, NJ 07303-2052
   154      PERSHING LLC                                                    5.6
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   154      PERSHING LLC                                                    7.8
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   154      PERSHING LLC                                                    5.8
            P. O. BOX  2052
            JERSEY CITY, NJ 07303-9998
   183      PRINCIPAL LIFE INSURANCE CO                                     5.6
            CUST IRA OF RICHARD A BRADY
            2604 W CALLE DON FLORENCIO
            TUCSON, AZ 85741-3582
   183      PERSHING LLC                                                    6.1
            P. O. BOX 2052
            JERSEY CITY,  NJ 07303-9998
   183      PERSHING LLC                                                    7.6
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   186      PRINCIPAL LIFE INSURANCE COMPANY
            CUST SEP/IRA OF BARBARA A SULLIVAN                             11.3

            6535 N DOLORES AVE
            FRESNO, CA 93711-1388
   186      PRINCIPAL LIFE INSURANCE COMPANY
            CUST  ROLLOVER IRA OFJANICE K KITCHEN                          11.8

            2650 ESTERO BLVD APT 406
            FORT MYERS BEACH, FL 33931-3330
   186      PRINCIPAL LIFE INSURANCE COMPANY                               15.8
            CUST IRA OF GARY S SHULTZ
            620 POWELLS VALLEY RD
            HALIFAX, PA 17032-9662
   186      RITA Y INGRAM TR
            RITA Y INGRAM FAMILY TRUST UA MAR 8 2005                       13.9
            8251 N BARTON AVE PO BOX 27766

            FRESNO, CA 93729-7766
   186      PATRICK S REYNOLDS & FRANK S REYNOLDS JTTEN
                                                                            9.3
            3525  BAJAMONT WAY
            CARMICHAEL, CA 95608-2809
   186      PERSHING LLC                                                    6.7
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   191      PERSHING LLC                                                    8.3
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   195      JOANNE H YOUNG PA                                               8.3
            DEFINED BENEFIT PLAN JOANNE H YOUNG TRUSTEE
            2313 FOLIAGE OAK TER
            OVIEDO, FL 32766-7022
   195      PERSHING LLC                                                    5.1
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   195      PERSHING LLC                                                    5.2
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   199      DELAWARE CHARTER GUARANTEE & TRUST CO                           9.1
            FBO DCG&T CUSTOMERS ATTN LORI N RICHARDS
            PO BOX 8738
            WILMINGTON, DE 19899-8738
   199      PERSHING LLC                                                   29.2
            AS AGENT FOR ITS CUSTOMERS
            ATTN CASH MANAGMENT SERVICES
            1 PERSHING PLZ
            JERSEY CITY, NJ 07399-0001
   216      PRINCIPAL LIFE INSURANCE COMPANY                                5.4
            CUST IRA OFJOAN B BERTLES
            1143 DICKINSON DR
            YARDLEY, PA 19067-2904
   216      PRINCIPAL LIFE INSURANCE CO                                     5.1
            CUST IRA OF GLENN K WHITESIDE SR
            92 CAROL AVE
            ORLANDO, FL 32807-1762
   216      PRINCIPAL LIFE INSURANCE CO                                     6.9
            CUST  IRA OFJOHN R CRISP
            674 INGRAM RD
            ELMORE, AL 36025-1135
   216      PRINCIPAL LIFE INSURANCE CO                                     7.8
            CUST IRA OF MICHAEL E SARGENT
            2020 SALEM ST
            JOPLIN, MO 64801-1219
   216      PRINCIPAL LIFE INSURANCE COMPANY                                5.6
            CUST CONDUIT IRA OF CONNIE L MCKOWN
            8003 N 159TH AVE
            BENNINGTON, NE 68007-5557
   216      ENID SCHOENMANN & MARGARET E HOBBS JTTEN                        8.6
            1203 N E ST
             INDIANOLA, IA 50125-3276
   216      PERSHING LLC                                                   10.1
             P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   217      PRINCIPAL LIFE INSURANCE CO CUST                                5.1
            IRA OF KELLIE E SWOFFORD
            17420 S GRAY DR
            PLEASANT HILL, MO 64080-7555
   217      PRINCIPAL LIFE INSURANCE CO CUST                                8.2
            IRA OF GEORGE E MCCUNE
            10502 E 267TH ST
            FREEMAN, MO 64746-6180
   217      TRUDY L SCHARFF & DAVID H SCHARFF JTTEN                        10.3
            107 DOVE AVE
            FORT HUACHUCA, AZ 85613-1449
   217      PRINCIPAL LIFE INSURANCE CO                                     6.6
            CUST IRA OF GREG HENDRICKS
            411 E LEACH AVE
            DES MOINES, IA 50315-3649
   217      PRINCIPAL LIFE INSURANCE CO                                     6.0
            CUST IRA OF COREY M MCKAY
            RR 1 BOX 42A
            CANTON, MO 63435-9604
   218      PRINCIPAL LIFE INSURANCE CO                                    11.3
            CUST IRA OF JAMES ASHLEY HAGEMEYER
            112 LONGFEATHER CIR
            ALABASTER, AL 35007-5824
   218      PRINCIPAL LIFE INSURANCE CO                                     6.0
            CUST IRA OFJAMIE L DROEGEMEIER
            6328 THEDEN ST
            SHAWNEE, KS 66218-8975
   218      PRINCIPAL LIFE INSURANCE CO                                     6.1
            CUST IRA OF KENNETH D CLARK III
            19700 COLLEGE BLVD
            OLATHE, KS 66061-9308
   218      PRINCIPAL LIFE INSURANCE CO                                     9.7
            CUST IRA OF KEVAN L MADDY
            412 E SCHOOL ST
            ROSE HILL, KS 67133-9794
   218      PRINCIPAL LIFE INSURANCE CO                                     7.2
            CUST IRA OF STEVEN M CULVER
            5682 94TH ST
            MERIDEN, KS 66512-8848
   218      PERSHING LLC                                                    5.8
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998
   251      LEONE H PENROD & EVELYN M ADAMS JTTEN
                                                                            5.7
            4471 SHEFFIELD PL # 501
            BAY CITY, MI 48706-2564
   283      CLOVERLEAF LINCOLN MERCURY INC                                 13.2
            PO BOX 1368
            DECATUR, AL 35602-1368
   283      PRINCIPAL LIFE INSURANCE COMPANY
            CUST IRA OF MICHAEL A SCHNEIDER                                 6.1
            471 MCCANTY TRAIL  PO BOX 116

            DUNCAN, AZ 85534-0116
   283      PRINCIPAL LIFE INSURANCE CO                                     9.0
            CUST IRA OF RICHARD C SCOTT
            455 N 6TH ST
            FULTON, NY 13069-4833
   291      PRINCIPAL LIFE INSURANCE COMPANY
            CUST  SEP IRA OF SCOTT L WISS                                   8.6

            10 KNELL DR
            MASSAPEQUA PARK, NY 11762-4014
   291      PERSHING LLC                                                    6.1
            PO BOX 2052
            JERSEY CITY, NJ 07303-2052
   299      PRINCIPAL LIFE INSURANCE COMPANY
            CUST CONDUIT IRA OF NANCY MAGLIANO                              5.2

            9900 CYPRESS LAKES DR
            LAKELAND, FL 33810-4300
   590      Delaware Charter Guarantee & Trus  FBO Various
            NonQualifed Plans
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK        20.6

            711 HIGH STREET
            DES MOINES, IA 50392
   590      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK        78.6

            711 HIGH STREET
            DES MOINES, IA 50392
   591      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK        96.8

            711 HIGH STREET
            DES MOINES, IA 50392
   592      Delaware Charter Guarantee & Trus FBO Various
            NonQualifed Plans
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK        17.0

            711 HIGH STREET
            DES MOINES, IA 50392
   592      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK        81.5

            711 HIGH STREET
            DES MOINES, IA 50392
   593      DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP ATTN:  RIS NPIO TRADE             5.2
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   593      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK        64.6

            711 HIGH STREET
            DES MOINES, IA 50392
   593      Trustar                                                        22.0
            FBO Southwire Co Salaried 401k Pl ATTN NPIO TRADE DESK
            P.O. Box 8963
            Wilmington, DE 19899
   594      LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20 MUTUAL FUND ACCOUNTING          27.0

            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20 MUTUAL FUND ACCOUNTING          32.2

            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20 MUTUAL FUND ACCOUNTING           5.8

            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME STRATEGIC INCOME FUND
            ATTN JAMIE SCRIGNOLI N-002-E20 MUTUAL FUND ACCOUNTING          13.4

            711 HIGH STREET
            DES MOINES, IA 50392-0200
   594      LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20 MUTUAL FUND ACCOUNTING          19.6

            711 HIGH STREET
            DES MOINES, IA 50392-0200
   605      Delaware Charter Guarantee & Trus                              96.0
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   607      Delaware Charter Guarantee & Trus                               5.4
            FBO Various NonQualifed Plans
            711 High Street
            Des Moines, IA 50303
   607      Delaware Charter Guarantee & Trus                              89.0
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   608      Delaware Charter Guarantee & Trus                              77.3
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   610      Delaware Charter Guarantee & Trus FBO Various
            NonQualifed Plans                                               5.2
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   610      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            94.7
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   611      Delaware Charter Guarantee & Trus FBO Various
            NonQualifed Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            11.9
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   611      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            86.5
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   612      Delaware Charter Guarantee & Trus  FBO Various
            NonQualifed Plans
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE           51.9
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   612      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE           44.3
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP  ATTN:  RIS NPIO TRADE           12.0
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      BANKERS TRUST COMPANY TRUSTEE                                   6.6
            FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            665 LOCUST ST # HAYEK
            DES MOINES, IA 50309-3702
   613      Delaware Charter Guarantee & Trus  FBO Various
            NonQualifed Plans
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE           22.7
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   613      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            48.3
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   616      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans                                                          82.0
            711 High Street
            Des Moines, IA 50303
   617      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            94.8
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   618      Delaware Charter Guarantee &  Trus FBO Various Qualifed
            Plans                                                          92.9
            711 High Street
            Des Moines, IA 50303
   620      Delaware Charter Guarantee & Trus  FBO Various
            NonQualifed Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            11.8
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   620      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            88.1
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   621      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE            50.1
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   621      Principal Trust Company                                         7.0
            FBO  Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
   621      Principal Trust Company                                        10.0
            FBO Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
   621      Wachovia Bank NA
            FBO Kewaunee Scientific Corp Exec Def PlanTanya                11.0
            Whitaker
            One West Fourth Stre
            Winston-Salem, NC 27150
   621      Federal Realty Investment Trust
            FBO Federal Realty Investment Trus ATTN Vickie Ralls           10.1

            1626 East Jefferson Street
            Rockville, MD 20852
   621      Principal Trust Company                                         8.8
            0FBO Exec NQ Excess Plan of First Magnus Fin Corp
            ATTN Susan Saggione
            1013 Centre Road
            Wilmington, DE 19805
   622      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE             7.2
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   622      Trustar
            FBO The Church of God ATTN NPIO TRADE DESK
                                                                             90.2
            P.O. Box 8963
            Wilmington, DE 19899

   623      WELLS FARGO TRUST COMPANY TRUSTEE
            FBO WORLD INSURANCE EXECUTIVE SERP PLN  ATTN DEANNA
            SWERTZIC                    1919 DOUGLAS ST                       6.0

            OMAHA, NE 68102-1317

   623      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK         86.2

            711 HIGH STREET
            DES MOINES, IA 50392
   624      PERSHING LLC                                                      7.7
             P. O. BOX 2052
             JERSEY CITY, NJ 07303-9998
   625      Delaware Charter Guarantee & Trus
            FBO Various Qualifed Plans                                       94.5
            711 High Street
            Des Moines, IA 50303
   626      Delaware Charter Guarantee & Trus                                99.2
            FBO PFG PRINCIPAL ADVANTAGE OMNIBUS CLIENT 904
            711 HIGH STREET
            DES MOINES, IA 50303
   627      Delaware Charter Guarantee & Trus                                17.6
            FBO Various NonQualifed Plans
            711 High Street
            Des Moines, IA 50303
   627      Delaware Charter Guarantee & Trus                                76.7
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   628      Delaware Charter Guarantee & Trus                                18.9
            FBO Various NonQualifed Plans
            711 High Street
            Des Moines, IA 50303
   628      Delaware Charter Guarantee & Trus                                80.2
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   629      Delaware Charter Guarantee & Trus                                95.5
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   635      Delaware Charter Guarantee & Trus                                24.3
            FBO Various NonQualifed Plans
            711 High Street
            Des Moines, IA 50303
   635      Delaware Charter Guarantee & Trus                                74.8
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   636      Delaware Charter Guarantee & Trus                                97.4
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   637      Delaware Charter Guarantee & Trus                                93.3
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   638      Delaware Charter Guarantee & Trus                                39.3
            FBO Various NonQualifed Plans
            711 High Street
            Des Moines, IA 50303
   638      Delaware Charter Guarantee & Trus                                56.9
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   639      Delaware Charter Guarantee & Trus                                96.0
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   640      Delaware Charter Guarantee & Trus  FBO Various
            NonQualifed Plans
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK          53.0

            711 HIGH STREET
            DES MOINES, IA 50392
   640      Delaware Charter Guarantee & Trus FBO Various Qualifed
            Plans
             FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK        46.9

            711 HIGH STREET
            DES MOINES, IA 50392
   641      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK          98.4

            711 HIGH STREET
            DES MOINES, IA 50392
   642      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE            85.8
            DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   643      Delaware Charter Guarantee & Trus FBO Various NonQualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK        70.0

            711 HIGH STREET
            DES MOINES, IA 50392
   643      Delaware Charter Guarantee & Trus  FBO Various Qualifed
            Plans
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK        22.4

            711 HIGH STREET
            DES MOINES, IA 50392
   644      PERSHING LLC                                                      6.6
            P. O. BOX 2052
            JERSEY CITY, NJ  07303-9998
   646      Delaware Charter Guarantee & Trus                                93.0
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   647      Delaware Charter Guarantee & Trus                                77.5
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   648      Delaware Charter Guarantee & Trus                                99.8
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   649      Delaware Charter Guarantee & Trus                                96.5
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   650      Delaware Charter Guarantee & Trus                                96.0
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   652      Delaware Charter Guarantee & Trus                                96.8
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   653      Delaware Charter Guarantee & Trus                                95.4
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   654      Delaware Charter Guarantee & Trus                                93.6
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   655      Delaware Charter Guarantee & Trus                                97.1
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   656      Delaware Charter Guarantee & Trus
            FBO Various Qualifed Plans                                                                               97.1
            711 High Street
            Des Moines, IA 50303

   658      Delaware Charter Guarantee & Trus
            FBO Various Qualifed Plans                                                                               92.7
            711 High Street
            Des Moines, IA 50303

   659      Delaware Charter Guarantee & Trus                                                                        91.1
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   660      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             28.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   661      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                             6.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   662      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         12.5
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK               .
            711 HIGH STREET
            DES MOINES, IA 50392
   662      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            52.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      DELAWARE CHARTER GUARANTEE & TRUST                                                                       49.8
            FBO PRINCIPAL FINANCIAL GROUP ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                         6.4
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   663      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             24.1
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   665      Delaware Charter Guarantee & Trus                                                                        92.4
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   666      Delaware Charter Guarantee & Trus                                                                        95.6
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   667      Delaware Charter Guarantee & Trus                                                                        65.4
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   668      Delaware Charter Guarantee & Trus                                                                        72.9
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   669      Delaware Charter Guarantee & Trus                                                                        76.1
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   670      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                          6.5
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   670      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            93.4
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   671      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           72.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   671      Wachovia Bank NA                                                                                         14.9
            FBO Kewaunee Scientific Corp Exec Def Plan Tanya Whitaker
            One West Fourth Stre
            Winston-Salem, NC 27150
   671      Federal Realty Investment Trust                                                                           7.7
            FBO Federal Realty Investment Trus      ATTN Vickie Ralls
            1626 East Jefferson Street
            Rockville, MD 20852
   672      Delaware Charter Guarantee & Tru  FBO Various NonQualifed Plans                                          19.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   672      Delaware Charter Guarantee & Trus                                                                        78.3
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   673      DELAWARE CHARTER GUAR & TRUST                                                                            30.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   673      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             58.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   674      THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS                                                12.0
            RETIRED IND FIELD 5073  ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP               .
            DES MOINES, IA 50392-0480
   674      PRINCIPAL TRUST FOR LIFE INS                                                                              6.6
            BENEFITS FOR EE'S - RETIRED 5016
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      PRINCIPAL TRUST FOR HEALTH                                                                               10.4
            BENEFITS FOR IND FIELD - RETIRED 5025  ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   674      THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS                                                61.9
            RETIRED EE 5072  ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   677      Delaware Charter Guarantee & Trus                                                                        91.2
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   685      Delaware Charter Guarantee & Trus                                                                        97.2
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   688      Delaware Charter Guarantee & Trus                                                                        90.6
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   690      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         18.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   690      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             81.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   691      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             99.3
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   692      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            99.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      DELAWARE CHARTER GUAR & TRUST                                                                            39.5
            FBO PRINCIPAL FINANCIAL GROUP  ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         12.7
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            37.6
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   693      J Moorhouse & R Stine TTEE                                                                                5.0
            FBO Bakersfield Californian NQ Pl Trustees
            PO Box 81075
            Bakersfield, CA 93380
   695      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            95.6
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   696      DCGT as TTEE and/or CUST                                                                                 90.0
            FBO Various Qualifed Plans  ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   697      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                          22.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   697      Delta Dental Plan of Oklahoma                                                                            38.7
            FBO  Stephanie Elliot
            16 NW 63rd ST
            Oklahoma City, OK 73116
   699      LIFETIME 2010 FUND                                                                                       12.3
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING                  711 HIGH STREET

            DES MOINES, IA 50392-0200
   699      LIFETIME 2020 FUND ATTN JAMIE SCRIGNOLI N-002-E20                                                        31.8
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2040 FUND ATTN JAMIE SCRIGNOLI N-002-E20                                                        14.3
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2050 FUND  ATTN JAMIE SCRIGNOLI N-002-E20                                                        7.4
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   699      LIFETIME 2030 FUND  ATTN JAMIE SCRIGNOLI N-002-E20                                                       29.6
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   700      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            99.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   701      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                           100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   702      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                           6.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   702      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            92.7
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      DELAWARE CHARTER GUAR & TRUST           .                                                                50.5
            FBO PRINCIPAL FINANCIAL GROUP  ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   703      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             40.6
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   704      LIFETIME 2010 FUND                                                                                        9.5
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2020 FUND                                                                                       22.3
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2040 FUND                                                                                       10.7
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2050 FUND                                                                                        5.4
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      LIFETIME 2030 FUND                                                                                       21.3
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   704      THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS             RETIRED EE 5072 ATTN               13.5
            CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   705      Delaware Charter Guarantee & Trus                                                                        18.1
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   706      Delaware Charter Guarantee & Trus                                                                        86.8
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   707      Delaware Charter Guarantee & Trus                                                                        62.6
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   708      Delaware Charter Guarantee & Trus                                                                        86.5
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   710      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                          15.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   710      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             84.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   711      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                          9.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   711      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            73.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   711      Bankers Trust Company NA                                                                                  5.4
            FBO Delora Williams
            665 Locust
            Des Moines, IA 50304
   712      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                           9.0
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK               .
            711 HIGH STREET
            DES MOINES, IA 50392
   712      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             69.8
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   712      Trustar                                                                                                  20.2
            FBO The Church of God  ATTN NPIO TRADE DESK
            P.O. Box 8963
            Wilmington, DE 19899
   713      DELAWARE CHARTER GUAR & TRUST                                                                             6.7
            FBO PRINCIPAL FINANCIAL GROUP ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   713      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         15.1
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   713      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            73.6
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   715      Delaware Charter Guarantee & Trus                                                                       100.0
            FBO NO PLAN
            711 High Street
            Des Moines, IA 50303
   716      Delaware Charter Guarantee & Trus                                                                        94.3
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   717      Delaware Charter Guarantee & Trus                                                                        98.2
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   718      Delaware Charter Guarantee & Trus                                                                        99.0
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   719      Delaware Charter Guarantee & Trus                                                                        42.1
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   719      Principal Trust Company TTEE                                                                             46.6
            FBO John Wagner Assoc Exec NQ Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
   719      Principal Trust Company NA                                                                               10.0
            FBO TETRA Tech NQ Def Comp ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
   720      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                           7.3
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   720      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            92.6
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   721      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            98.1
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   722      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                        32.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   722      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            54.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   723      DELAWARE CHARTER GUAR & TRUST                                                                            23.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   723      WELLS FARGO TRUST COMPANY TRUSTEE                                                                        10.9
            FBO WORLD INSURANCE EXECUTIVE SERP PLN  ATTN DEANNA SWERTZIC                   1919 DOUGLAS ST

            OMAHA, NE 68102-1317
   723      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             54.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   723      Principal Trust Company TTEE                                                                              5.3
            FBO John Wagner Assoc Exec NQ Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805
   724      LIFETIME 2010 FUND                                                                                        9.2
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2020 FUND                                                                                       21.5
            ATTN JAMIE SCRIGNOLI N-002-E20     MUTUAL FUND ACCOUNTING                  711 HIGH STREET

            DES MOINES, IA 50392-0200
   724      LIFETIME 2040 FUND                                                                                       10.4
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2050 FUND                                                                                       5.1.
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      LIFETIME 2030 FUND                                                                                       20.7
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   724      THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS                                                18.6
            RETIRED EE 5072 ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   725      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                           7.5
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   725      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            91.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   726      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             93.3
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   726      Bankers Trust Company NA                                                                                  6.5
            FBO  Delora Williams
            665 Locust
            Des Moines, IA 50304
   727      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                          30.7
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   727      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             68.2
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   728      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             92.7
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   729      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   730      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                           8.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   730      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             91.6
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   731      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            96.1
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   732      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         21.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   732      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            77.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   733      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            94.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   734      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   735      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                           6.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   735      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             92.6
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   736      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            97.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   737      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         14.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   737      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            84.7
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   738      DELAWARE CHARTER GUAR & TRUST                                                                             6.6
            FBO PRINCIPAL FINANCIAL GROUP  ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   738      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             90.3
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   739      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   740      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             98.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   741      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            79.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   741      Bankers Trust Company NA                                                                                 17.7
            FBO Delora Williams
            665 Locust
            Des Moines, IA 50304
   742      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         17.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   742      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             76.6
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   743      DELAWARE CHARTER GUAR & TRUST                                                                            23.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   743      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            67.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   744      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                          6.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   744      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            92.9
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   745      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            95.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   746      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                          12.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   746      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            87.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   747      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            94.3
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   748      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   750      Delaware Charter Guarantee & Trus                                                                        98.7
            FBO Various Qualifed Plans
            711 High Street
            Des Moines, IA 50303
   751      Principal Trust Company                                                                                  72.6
            FBO Nextel Prtnrs Op Corp NQ Def Comp  Susan Saggione
            1013 Centre Road
            Wilmington, DE 19805
   752      Duke Corporate Education TTEE                                                                             5.2
            FBO NQ Plan of Duke Corporate Edu  Barbara Frick
            333 Liggett St.
            Durham, NC 27701
   752      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            91.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   753      NPGC NON-QUALIFIED DEFERRED COMPE                                                                        31.3
            ATTN: LEIMKUHLER LYLE
            PO BOX 29
            SAINT JOSEPH, MO 64502-0029
   753      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                          59.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   753      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                              8.6
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   754      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            95.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   755      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             80.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   755      Bankers Trust Company NA                                                                                 19.3
            FBO Delora Williams
            665 Locust
            Des Moines, IA 50304
   756      Delaware Charter Guarantee & Trus FBO Various NonQualifed Plans                                          16.8
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   756      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            82.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   757      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             93.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   758      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   760      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         14.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   760      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            85.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392
   761      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         17.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   761      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            80.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   762      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         16.4
            FBO PRINCIPAL FINANCIAL GROUP     ATTN: RIS NPIO TRADE DESK               711 HIGH STREET

            DES MOINES, IA 50392
   762      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           74.6
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   763      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                        36.5
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   763      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            56.1
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   764      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            96.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   765      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            75.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   765      Bankers Trust Company NA                                                                                 20.7
            FBO Delora Williams
            665 Locust
            Des Moines, IA 50304
   766      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                         9.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   766      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            90.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      DELAWARE CHARTER GUAR & TRUST                                                                            12.7
            FBO PRINCIPAL FINANCIAL GROUP    ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   767      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           83.6
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   768      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   770      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                           100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   771      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            27.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   771      Principal Trust Company
            FBO  Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805                                                                                     33.6
   771      Principal Trust Company                                                                                  34.0
            FBO GEISINGER SYS SVC EXEC 457(F)    ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805-1265
   772      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            80.2
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   772      Lutheran Homes                                                                                            7.6
            FBO  David Splittgerber
            300 Ministry Dri
            Irmo, SC 29063
   773      BANKERS TRUST COMPANY TRUSTEE FBO                                                                        11.6
            PARTNER RE RESTURATION   SALARY DEFERRED PLAN
            665 LOCUST ST # HAYEK
            DES MOINES, IA 50309-3702
   773      WEST BEND MUTUAL INSURANC CO DEF                                                                         11.2
            ATTN ANJI HAYEK
            665 LOCUST ST
            DES MOINES, IA 50309-3702
   773      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            60.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   774      BROWN BROTHERS HARRIMAN & CO AS CUST FOR AFP PROVIDA TIPO B                                              99.4
            ATTN: R&A - INVESTMENT FUNDS GLOBAL     DISTRIBTUION CENTER
            525 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1606
   775      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             75.1
            711 High Street
            Des Moines, IA 50303
   776      Delaware Charter Guarantee & Trus                                                                        99.9
            FBO Principal Financial Group Omnius Wrapped ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   777      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            74.3
            711 High Street
            Des Moines, IA 50303
   779      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            98.0
            711 High Street
            Des Moines, IA 50303
   780      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         13.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   780      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            86.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   781      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            20.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   781      Bankers Trust Company NA                                                                                 51.9
            FBO  Delora Williams
             665 Locust
            Des Moines, IA 50304
   781      Wachovia Bank NA                                                                                         10.0
            FBO Kewaunee Scientific Corp Exec Def Plan Tanya Whitaker
            One West Fourth Stre
            Winston-Salem, NC 27150
   782      DELAWARE CHARTER GUAR & TRUST                                                                             7.9
            FBO PRINCIPAL ADVANTAGE TRUST    ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   782      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            67.4
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   783      DELAWARE CHARTER GUAR & TRUST                                                                            12.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   783      INSURANCE SERVICES OFFICE, INC TTEE                                                                       7.1
            ISO SUPPLEMENTAL EXEC SAVING PLAN
            545 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1607
   783      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            58.1
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   784      LIFETIME 2010 FUND                                                                                       40.8
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   784      LIFETIME STRATEGIC INCOME FUND                                                                           46.1
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   784      COMPUTERSHARE INVESTOR SVCS LLC                                                                          13.0
            2  NORTH  LA SALLE  ST  3RD  FL
            CHICAGO, IL 60602
   785      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                           100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   786      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       97.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   787      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           95.6
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   788      DELAWARE CHARTER GUARANTEE & TRUS                                                                        98.0
            FBO PRINCIPA FINACIAL GROUP
            711 High Street
            Des Moines, IA 50303
   789      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   795      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            97.7
            711 High Street
            Des Moines, IA 50303
   797      Delaware Charter Guarantee & Trus  FBO NO PLAN                                                          100.0
            711 High Street
            Des Moines, IA 50303
   798      MARSHALL AND ILSEY TRUST CO TRUST AGREEMENT PLAN                                                          5.2
            FBO ALLIANT ENERGY -IPC-PRINCIPAL
            1000 N WATER ST # TR14
            MILWAUKEE, WI 53202-6648
   798      Delaware Charter Guarantee & Trus  FBO NO PLAN                                                           94.7
            711 High Street
            Des Moines, IA 50303
   800      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            39.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   802      Ritemade Paper Converters Inc                                                                             8.3
            FBO Ritemade Paper Conv Inc NQ Exc  ATTN Schwartz Gail
             31501 W 29th St
            Kansas City, MO 64108
   802      DCGT as TTEE and/or CUST FBO Various Qualifed Plans                                                      88.4
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   803      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            99.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   804      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   810      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                          6.7
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   810      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            92.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   811      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            95.5
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   812      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         18.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   812      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            77.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   813      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            95.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   814      LIFETIME 2010 FUND                                                                                        5.0
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2020 FUND                                                                                       14.7
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2040 FUND                                                                                        6.6
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      LIFETIME 2030 FUND                                                                                       14.6
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   814      PRINCIPAL LIFE INSURANCE CO                                                                              51.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   815      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            88.7
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   817      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            85.5
            711 High Street
            Des Moines, IA 50303
   817      DCGT as TTEE and/or CUST                                                                                 11.6
            FBO Various NonQualifed Plans  ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   818      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                           100.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   819      LIFETIME 2020 FUND                                                                                       11.4
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   819      LIFETIME 2040 FUND                                                                                        6.4
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   819      LIFETIME 2030 FUND                                                                                       12.2
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   819      PRINCIPAL LIFE INSURANCE CO                                                                              66.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   820      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            95.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   821      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           95.3
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   822      Delaware Charter Guarantee & Trus    FBO Various NonQualifed Plans                                        6.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   822      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            93.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   823      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            95.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   824      PRINCIPAL LIFE INSURANCE CO                                                                              98.3
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   825      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                          100.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   826      Wachovia Bank NA                                                                                         16.4
             FBO Kewaunee Scientific Corp Exec Def Plan Tanya Whitaker
            One West Fourth Stre
            Winston-Salem, NC 27150
   827      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         33.8
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   827      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            64.8
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   828      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans
            711 High Street                                                                                          33.0
            Des Moines, IA 50303

   829      DCGT as TTEE and/or CUST                                                                                 99.9
            FBO Principal Financial Group Omnius Wrapped ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   830      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                          6.6
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   830      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            93.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   831      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         12.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   831      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           78.9
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   831      Bankers Trust Company NA                                                                                  7.6
            FBO Delora Williams
            665 Locust
            Des Moines, IA 50304
   832      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                         12.1
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   832      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            87.3
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   833      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                        11.3
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   833      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           84.6
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   834      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP     ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   835      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                           100.0
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   836      DCGT as TTEE and/or CUST   FBO Various Qualifed Plans                                                    99.3
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   837      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            97.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   838      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            50.6
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   838      DCGT as TTEE and/or CUST  FBO Various NonQualifed Plans                                                  39.5
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   839      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   840      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            97.2
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   841      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            99.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   842      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            94.6
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   843      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            97.9
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   844      LIFETIME 2020 FUND  ATTN JAMIE SCRIGNOLI N-002-E20                                                        8.1
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   844      LIFETIME 2030 FUND ATTN JAMIE SCRIGNOLI N-002-E20                                                         7.7
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   844      PRINCIPAL LIFE INSURANCE CO                                                                              73.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   850      Delaware Charter Guarantee & Trus  FBO Various NonQualifed Plans                                          5.4
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   850      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           93.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   851      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           94.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   852      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                         9.4
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   852      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       89.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   853      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                         9.6
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   853      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           83.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   854      LIFETIME 2020 FUND   ATTN JAMIE SCRIGNOLI N-002-E20                                                       5.1
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   854      LIFETIME 2030 FUND   ATTN JAMIE SCRIGNOLI N-002-E20                                                       5.1
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   854      PRINCIPAL LIFE INSURANCE CO                                                                              82.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   855      DCGT as TTEE and/or CUST    FBO Various Qualifed Plans                                                   74.0
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   856      DCGT as TTEE and/or CUST  FBO Various Qualifed Plans                                                      5.7
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   856      DCGT as TTEE and/or CUST  FBO Principal Financial Group Omnius Qualified                                 93.0
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   859      DCGT as TTEE and/or CUST                                                                                 52.1
            FBO Various Qualifed Plans  ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   865      Delaware Charter Guarantee & Trus                                                                         8.4
            FBO PRINCIPAL FINANCIAL GROUP  OMNIBUS CLIENT 902
            711 High Street
            Des Moines, IA 50303
   870      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       94.7
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   871      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            59.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   871      Federal Realty Investment Trust                                                                          33.4
            FBO Federal Realty Investment Trus  ATTN Vickie Ralls
            1626 East Jefferson Street
             Rockville, MD 20852
   872      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                         9.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   872      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       89.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   873      DELAWARE CHARTER GUAR & TRUST    FBO PRINCIPAL FINANCIAL GROUP                                           18.8
            ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   873      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           77.5
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   874      DCGT as TTEE and/or CUST  FBO Principal Financial Group Omnius Wrapped                                   99.9
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   875      Delaware Charter Guarantee & Trus FBO Various Qualifed Plans                                             97.7
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   876      Delaware Charter Guarantee & Trus    FBO Various Qualifed Plans                                          96.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   877      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            96.5
            711 High Street
            Des Moines, IA 50303
   878      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            92.3
            711 High Street
            Des Moines, IA 50303
   878      First American Bank                                                                                       6.3
            FBO NCMIC Group Inc NQ Excess ATTN Doug Schulte
            7031 Douglas Ave
            Urbandale, IA 50322
   879      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   880      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                         5.7
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   880      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       94.1
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   881      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           95.9
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   882      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    10.7
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   882      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           85.5
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   883      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            94.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   884      PRINCIPAL LIFE INSURANCE CO   FBO PRINCIPAL FINANCIAL GROUP                                              99.4
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   885      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           94.5
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   886      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       85.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   887      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       94.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      Board of Trustee of IEASO 401K    FBO ILL EDU ASSOC STAFF ORG 401K                                        7.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   888      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       70.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   889      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   890      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           98.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   891      DCGT as TTEE and/or CUST    FBO Various Qualifed Plans                                                   98.5
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   892      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           79.6
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   892      Delaware Charter Guarantee & Trus                                                                        19.0
            FBO Various NonQualifed Plans
            711 High Street
            Des Moines, IA 50303
   893      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           98.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   894      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP  ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   900      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                        15.7
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   900      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           84.2
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   901      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                        31.9
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   901      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       29.5
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   901      Federal Realty Investment Trust                                                                          36.8
            FBO Federal Realty Investment Trus  ATTN Vickie Ralls
            1626 East Jefferson Street
            Rockville, MD 20852
   902      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       93.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   904      PRINCIPAL LIFE INSURANCE CO                                                                              99.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   906      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                     9.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   906      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       89.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   911      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    11.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   911      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       88.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   912      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                     6.2
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   912      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       86.0
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   913      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    10.4
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   913      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       85.2
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   914      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       93.5
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   915      PRINCIPAL LIFE INSURANCE CO    FBO PRINCIPAL FINANCIAL GROUP                                            100.0
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   920      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    20.4
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   920      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       79.5
            FBO PRINCIPAL FINANCIAL GROUP           ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   921      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       83.5
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   921      Principal Trust Company                                                                                   9.0
            FBO Nextel Prtnrs Op Corp NQ Def Comp  Susan Saggione
            1013 Centre Road
            Wilmington, DE 19805
   922      Delaware Charter Guarantee & Trus   FBO Various NonQualifed Plans                                        13.5
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   922      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       85.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   923      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    16.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   923      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       83.1
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   924      PRINCIPAL LIFE INSURANCE CO   FBO PRINCIPAL FINANCIAL GROUP                                             100.0
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   925      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    31.2
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   925      Delaware Charter Guarantee & Trus   FBO Various Qualifed Plans                                           67.6
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   926      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       85.5
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   927      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    16.3
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   927      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       80.9
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   928      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       92.5
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   929      LIFETIME 2010 FUND                                                                                       16.5
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME 2020 FUND                                                                                       29.5
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME STRATEGIC INCOME FUND                                                                            8.7
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      LIFETIME 2030 FUND                                                                                       12.7
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   929      PRINCIPAL LIFE INSURANCE CO                                                                              27.4
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   930      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    15.7
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   930      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       84.2
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   931      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    18.7
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK                .
            711 HIGH STREET
            DES MOINES, IA 50392
   931      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       79.7
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    11.8
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       58.6
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   932      Trustar   FBO The Church of God                                                                          26.5
            ATTN NPIO TRADE DESK
            P.O. Box 8963
            Wilmington, DE 19899
   933      DELAWARE CHARTER GUAR & TRUST                                                                             7.8
            FBO PRINCIPAL FINANCIAL GROUP     ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   933      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    27.3
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   933      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       56.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   934      LIFETIME 2010 FUND                                                                                       12.3
            ATTN JAMIE SCRIGNOLI N-002-E20     MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      LIFETIME 2020 FUND                                                                                       21.2
            ATTN JAMIE SCRIGNOLI N-002-E20       MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      LIFETIME 2030 FUND                                                                                       15.9
            ATTN JAMIE SCRIGNOLI N-002-E20      MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   934      PRINCIPAL LIFE INSURANCE CO                                                                              39.3
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   935      PRINCIPAL LIFE INSURANCE CO                                                                             100.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   936      DCGT as TTEE and/or CUST  FBO Various Qualifed Plans                                                     34.2
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303
   940      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       95.5
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   941      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       36.8
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   942      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    15.8
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   942      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       81.0
            FBO PRINCIPAL FINANCIAL GROUP      ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   943      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                     9.7
            FBO PRINCIPAL FINANCIAL GROUP     ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   943      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       77.8
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   944      THE PRINCIPAL TRUST FOR POST-  RETIREMENT MEDICAL BENEFITS                                               11.4
            RETIRED IND FIELD 5073  ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      PRINCIPAL TRUST FOR LIFE INS  BENEFITS FOR EE'S                                                           6.2
            - RETIRED  5016 ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      PRINCIPAL TRUST FOR HEALTH BENEFITS FOR IND FIELD                                                         9.7
            - RETIRED 5025   ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      THE PRINCIPAL TRUST FOR POST-  RETIREMENT MEDICAL BENEFITS                                               58.7
            RETIRED EE 5072   ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480
   944      OWEN STEPHENS TR  PLUMBERS LOCAL 210 RET FUND                                                             5.3
             2901 E 83RD PLACEDR
            MERRILLVILLE, IN 46410
   950      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       99.9
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   952      SILVER STATE SCHOOLS CU TTEE                                                                              9.7
            SILVER ST SCHLS CU 457B      ATTN ANN JOHNSON
            PO BOX 12037
            LAS VEGAS, NV 89112-0037
   952      Principal Trust Company                                                                                  15.1
            FBO Promenix Inc NQ Excess Plan Susan Saggione
            1013 Centre Road
            Wilmington, DE 19805
   952      SC Episcopal Home at Still Hopes In                                                                       6.5
            FBO SCEH at Still Hopes Inc 457b  Ray Colston
            One Still Hopes Drive
            West Columbia, SC 29169
   953      NPGC NON-QUALIFIED DEFERRED COMPE                                                                         8.3
            ATTN LEIMKUHLER LYLE
            PO BOX 29
            SAINT JOSEPH, MO 64502-0029
   953      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                     7.4
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   953      Delaware Charter Guarantee & Trus  FBO Various Qualifed Plans                                            82.7
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   960      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                     8.9
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   960      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       90.9
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   961      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    10.1
            FBO PRINCIPAL FINANCIAL GROUP      ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   961      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       80.8
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   961      Bankers Trust Company NA                                                                                  8.7
            FBO  Delora Williams
            665 Locust
            Des Moines, IA 50304
   962      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    11.5
            FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   962      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       84.2
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      DELAWARE CHARTER GUAR & TRUST                                                                             7.3
            FBO PRINCIPAL FINANCIAL GROUP   ATTN:  RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    12.3
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   963      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       75.8
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   964      LIFETIME 2010 FUND                                                                                       27.2
            ATTN JAMIE SCRIGNOLI N-002-E20  MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2020 FUND                                                                                       23.7
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2040 FUND                                                                                       12.1
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2050 FUND                                                                                        6.3
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME STRATEGIC INCOME FUND                                                                            5.7
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   964      LIFETIME 2030 FUND                                                                                       23.4
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   970      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    13.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   970      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       86.0
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET                         .
            DES MOINES, IA 50392
   971      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                    15.5
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   971      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       47.3
             FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   971      Federal Realty Investment Trust                                                                          19.7
            FBO Federal Realty Investment Trus  ATTN Vickie Ralls
            1626 East Jefferson Street
            Rockville, MD 20852
   972      Delaware Charter Guarantee & Trus       FBO Various NonQualifed Plans                                     8.3
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   972      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       89.9
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   973      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       76.8
            FBO PRINCIPAL FINANCIAL GROUP  ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   974      LIFETIME 2020 FUND                                                                                       33.1
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2040 FUND                                                                                       18.8
            ATTN JAMIE SCRIGNOLI N-002-E20   MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2050 FUND                                                                                       10.3
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   974      LIFETIME 2030 FUND                                                                                       35.6
            ATTN JAMIE SCRIGNOLI N-002-E20    MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200
   985      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                       95.9
            FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   987      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                      100.0
            FBO PRINCIPAL FINANCIAL GROUP    ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   988      Delaware Charter Guarantee & Trus       FBO Various Qualifed Plans                                      100.0
             FBO PRINCIPAL FINANCIAL GROUP   ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392
   990      PRINCIPAL LIFE INSURANCE CO                                                                               8.1
            C/O PENSION TRADE DESK
            PO BOX 9397
            DES MOINES, IA 50306-9397








INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS
The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-2080. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.


Funds:   Partners SmallCap Growth I
Sub-Advisor: Alliance Capital Management L.P. ("Alliance") managed $538.0 billion in assets as of December 31, 2004. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:   Partners LargeCap Value
Sub-Advisor: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:   Partners LargeCap Growth II and Partners LargeCap Value II
Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.

Funds:   Partners SmallCap Value
Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2004, Ark Asset managed $15.5 billion in assets.

Funds:   MidCap Value
Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204. At December 31, 2004, BHMS had approximately $42 billion in assets under management.

Funds:   LargeCap Growth and MidCap Growth
Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.


Principal Investors Fund                                               35
www.principal.com

Funds:   Partners SmallCap Value II
Sub-Advisor: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2004, Dimensional managed approximately $65 billion in assets.

Funds:   Partners SmallCap Growth Fund II
Sub-Advisor: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

Funds:   Partners International and Partners MidCap Growth II

Sub-Advisor: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2004, FMR managed approximately $10.1 billion in discretionary assets. As of December 31, 2004, FMRC managed approximately $1.1 trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

Funds:   Partners LargeCap Blend I and Partners MidCap Value I
Sub-Advisor: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

Funds:   Partners LargeCap Growth
Sub-Advisor: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.

Funds:   Partners Global Equity and Partners SmallCap Value I
Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan") a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2004, Morgan had total combined assets under management of approximately $791 billion.

Funds:   Partners MidCap Value I and Partners SmallCap Value
Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2004, LA Capital had assets under management of approximately $3.2 billion.

Funds:   Partners SmallCap Growth III
Sub-Advisor: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $5.6 billion as of December 31, 2004.


36                                               Principal Investors Fund
                                                          1-800-547-7754

Funds: Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
Sub-Advisor: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.

Funds:   Partners MidCap Value
Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

Funds:   High Yield
Sub-Advisor: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2004, Post had $6.4 billion in asset under management.

Funds:   Real Estate Securities
Sub-Advisor: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2004, Principal - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

Funds: Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, Tax-Exempt Bond and Ultra Short Bond Funds.
Sub-Advisor: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Funds:   Preferred Securities
Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.

Funds:   Partners LargeCap Blend and Partners LargeCap Growth I
Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


Principal Investors Fund                                               37
www.principal.com

Funds:   Partners MidCap Growth
Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

Funds:   Partners LargeCap Value I and Partners SmallCap Growth II
Sub-Advisor: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.

Funds:   Partners SmallCap Value Fund II
Sub-Advisor: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2004, Vaughan Nelson had approximately $3.8 billion in assets under management.

Funds:   Partners LargeCap Blend I
Sub-Advisor: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

THE SUB-SUB-ADVISORS
Principal, has entered into a sub-sub-advisory agreement with Post for the Bond & Mortgage Securities and Ultra Short Bond Funds, and with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate -Term Bond Funds. Similarly, Fidelity has entered into a sub-sub-advisory agreement with FMR Co., Inc. for the Partners International and Partners MidCap Growth II Funds. Under the agreements, the sub-sub-advisors agree to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Principal and oversight by the Board. Each firm, at its own expense, will provide all investment, management and administrative personnel, facilities and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreements, Principal pays each sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by each respective firm). Fidelity pays FMR Co., Inc. 50% of the sub-advisory fee it receives from each Fund. Entering into these agreements does not change the management fee that the Fund pays the Manager under its Management Agreement or the sub-advisory fee that the Manager pays Principal under its sub-advisory agreement. Principal, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.


Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Principal is named below, together with the capacities in which such person is affiliated:

 NAME                      OFFICE HELD WITH THE FUND                  OFFICE HELD WITH THE MANAGER/PRINCIPAL
 ----                      -------------------------                  --------------------------------------
 John E. Aschenbrenner     Director                                   Director (Manager)
 Craig L. Bassett          Treasurer                                  Treasurer (Manager)
 Michael J. Beer           Executive Vice President &                 Executive Vice President  &
                           Principal Accounting Officer               Chief Operating Officer (Manager)
 David J. Brown            Chief Compliance Officer                   Senior Vice President (Manager)
 Jill R. Brown             Vice President & Chief Financial Officer   Vice President & Chief Financial Officer (Manager)
 Ralph C. Eucher           Director, CEO & President                  Director and President (Manager)
 Ernest H. Gillum          Vice President & Assistant Secretary       Vice President - Product Development (Manager)
 David W. Miles            Senior Vice President                      Senior Vice President (Manager)
 Layne A. Rasmussen        Vice President & Controller                Vice President & Controller (Manager)
 Michael D. Roughton       Counsel                                    Counsel (Manager; Principal)
 Jean B. Schustek          Vice President & Assistant Secretary       Vice President - Registered Products (Manager)
 Larry D. Zimpleman        Director & Chairman of the Board           Director & Chairman of the Board (Manager)



38                                               Principal Investors Fund
                                                          1-800-547-7754

CODES OF ETHICS
The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. The Manager has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy will also be provided upon request, which may be made by contacting the Fund.

PROXY VOTING POLICIES
The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B.

Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.


FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:

       Bond & Mortgage
       Securities              0.55%     Partners MidCap Growth I      1.00%
       Disciplined LargeCap
       Blend                   0.60%     Partners MidCap Value         1.00%
       Diversified
       International           0.90%     Partners MidCap Value I       1.00%
       Government & High
       Quality Bond            0.40%     Partners SmallCap Blend       1.00%
       High Quality
       Intermediate-Term                 Partners SmallCap Growth
       Bond                    0.40%     I                             1.10%
       International                     Partners SmallCap Growth
       Emerging Markets        1.35%     II                            1.00%
                                         Partners SmallCap Growth
       International Growth    1.00%     III                           1.10%
       LargeCap Growth         0.55%     Partners SmallCap Value       1.00%
       LargeCap S&P 500                  Partners SmallCap Value
       Index                   0.15%     I                             1.00%
                                         Partners SmallCap Value
       LargeCap Value          0.45%     II                            1.00%
       MidCap Blend            0.65%     Preferred Securities          0.75%
       MidCap Growth           0.65%     Principal LifeTime 2010     0.1225%
       MidCap S&P 400 Index    0.15%     Principal LifeTime 2020     0.1225%
       MidCap Value            0.65%     Principal LifeTime 2030     0.1225%
       Money Market            0.40%     Principal LifeTime 2040     0.1225%
       Partners
       International           1.10%     Principal LifeTime 2050     0.1225%
       Partners LargeCap                 Principal Lifetime
       Blend                   0.75%     Strategic Income            0.1225%
       Partners LargeCap
       Blend I                 0.45%     Real Estate Securities        0.85%
       Partners LargeCap
       Growth                  1.00%     Short-Term Bond               0.40%
       Partners LargeCap
       Growth I                0.75%     SmallCap Blend                0.75%
       Partners LargeCap
       Growth II               1.00%     SmallCap Growth               0.75%
       Partners LargeCap
       Value                   0.80%     SmallCap S&P 600 Index        0.15%
       Partners LargeCap
       Value
       I                       0.80%     SmallCap Value                0.75%
       Partners MidCap                   Ultra Short Bond
       Growth                  1.00%     f/k/a Capital
                                         Preservation                  0.40%*
                                         * Period from 11/01/03 to 07/29/04
                                         the fee was 0.52%.




Principal Investors Fund                                               39
www.principal.com

Effective January 1, 2005, the management fee schedules for the Funds are as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Bond & Mortgage Securities        0.55%       0.53%       0.51%        0.50%
Disciplined LargeCap Blend        0.60        0.58        0.56         0.55
Diversified International         0.90        0.88        0.86         0.85
Equity Income                     0.60        0.58        0.56         0.55
Government & High Quality
Bond                              0.40        0.38        0.36         0.35
High Quality
Intermediate-Term Bond            0.40        0.38        0.36         0.35
High Yield                        0.65        0.63        0.61         0.60
Inflation Protection              0.40        0.38        0.36         0.35
International Emerging
Markets                           1.35        1.33        1.31         1.30
International Growth              1.00        0.98        0.96         0.95
LargeCap Growth                   0.55        0.53        0.51         0.50
LargeCap S&P 500 Index            0.15        0.15        0.15         0.15
LargeCap Value                    0.45        0.43        0.41         0.40
MidCap Blend                      0.65        0.63        0.61         0.60
MidCap Growth                     0.65        0.63        0.61         0.60
MidCap S&P 400 Index              0.15        0.15        0.15         0.15
MidCap Value                      0.65        0.63        0.61         0.60
Money Market                      0.40        0.39        0.38         0.37
Partners Global Equity            0.95        0.93        0.91         0.90
Partners International            1.10        1.08        1.06         1.05
Partners LargeCap Blend           0.75        0.73        0.71         0.70
Partners LargeCap Blend I         0.45        0.43        0.41         0.40
Partners LargeCap Growth          1.00        0.98        0.96         0.95
Partners LargeCap Growth I        0.75        0.73        0.71         0.70
Partners LargeCap Growth II       1.00        0.98        0.96         0.95
Partners LargeCap Value           0.80        0.78        0.76         0.75
Partners LargeCap Value I         0.80        0.78        0.76         0.75
Partners LargeCap Value II        0.85        0.83        0.81         0.80
Partners MidCap Growth            1.00        0.98        0.96         0.95
Partners MidCap Growth I          1.00        0.98        0.96         0.95
Partners MidCap Growth II         1.00        0.98        0.96         0.95
Partners MidCap Value             1.00        0.98        0.96         0.95
Partners MidCap Value I           1.00        0.98        0.96         0.95
Partners SmallCap Blend           1.00        0.98        0.96         0.95
Partners SmallCap Growth I        1.10        1.08        1.06         1.05
Partners SmallCap Growth II       1.00        0.98        0.96         0.95
Partners SmallCap Growth III      1.10        1.08        1.06         1.05
Partners SmallCap Value           1.00        0.98        0.96         0.95
Partners SmallCap Value I         1.00        0.98        0.96         0.95
Partners SmallCap Value II        1.00        0.98        0.96         0.95
Preferred Securities              0.75        0.73        0.71         0.70
Principal LifeTime 2010         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2020         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2030         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2040         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2050         0.1225      0.1225      0.1225       0.1225
Principal LifeTime Strategic
Income                          0.1225      0.1225      0.1225       0.1225
Real Estate Securities            0.85        0.83        0.81         0.80
Short-Term Bond f/k/a High
Quality Short-Term Bond           0.40        0.38        0.36         0.35
SmallCap Blend                    0.75        0.73        0.71         0.70
SmallCap Growth                   0.75        0.73        0.71         0.70
SmallCap S&P 600 Index            0.15        0.15        0.15         0.15
SmallCap Value                    0.75        0.73        0.71         0.70
Tax-Exempt Bond                   0.50        0.48        0.46         0.45
Ultra Short Bond f/k/a
Capital Preservation              0.40        0.39        0.38         0.37




40                                               Principal Investors Fund
                                                          1-800-547-7754

Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. The Manager is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund. Currently these services are provided by the Manager to the Institutional Class, Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred classes at no charge. The Manager is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select and Preferred share classes pursuant to an additional agreement.


The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the following Funds and, if necessary, pay expenses normally payable by each such Fund's Class J shares through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed the following percentages:

       Bond & Mortgage Securities                                 1.35     Partners MidCap Value    1.95
                                                                           Partners SmallCap
       Government & HIgh Quality Bond                             1.35     Growth I                 2.05
                                                                           Partners SmallCap
       High Quality Intermediate-Term Bond                        1.35     Growth II                2.05
                                                                           Partners SmallCap
       Inflation Protection                                       1.35     Value                    1.95
       International Growth                                       2.10     Preferred Securities     1.60
                                                                           Principal LifeTime
       Money Market                                               1.35     2050                     1.70
       Partners LargeCap Growth                                   1.75     Short-Term Bond          1.35
       Partners LargeCap Growth I                                 1.75     SmallCap Value           1.70
       Partners LargeCap Growth II                                1.75     Ultra Short Bond         1.35
       Partners MidCap Growth                                     1.95


The contractual expense limits in place for Class A and Class B shares are effective on July 1, 2005 and maintain operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) not to exceed the following percentages:

                                     CLASS A                             CLASS B
                                     -------                             -------
 Bond & Mortgage
 Securities /(1)/                     0.94                                  1.60
 Inflation Protection
 Fund /(2)/                           1.10                                   N/A
 MidCap Blend /(3)/                   1.02                                  1.32
 Partners MidCap
 Growth /(3)/                         1.75                                  2.50
 Partners SmallCap
 Growth II /(3)/                      1.95                                  2.70
 Partners LargeCap
 Growth II /(//2)/                    1.70                                   N/A
 Partners MidCap Value
 /(2)/                                1.75                                  2.50
 Partners MidCap
 Growth I /(2)/                       1.75                                   N/A
 Preferred Securities
 /(2)/                                1.35                                   N/A
 Principal LifeTime
 2010 /(2)/                           1.30                                   N/A
 Principal LifeTime
 2020 /(2)/                           1.40                                  2.15
 Principal LifeTime
 2030 /(2)/                           1.40                                  2.15
 Principal LifeTime
 2040 /(2)/                           1.40                                  2.15
 Principal LifeTime
 2050 /(2)/                           1.50                                   N/A
 Principal LifeTime
 Strategic Income
 /(2)/                                1.30                                   N/A
 SmallCap Value /(2)/                 1.70                                  2.45
 Tax-Exempt Bond /(3)/                0.76                                  1.15
///(1) /The Manager has contractually agreed, through June 30, 2009, to pay expenses of the
 Fund to insure the Net Expenses will not exceed this amount.
///(2) /The Manager has contractually agreed, through February 28, 2007, to pay expenses of the Fund to insure the Net Expenses will not exceed this amount.
///(3) /The Manager has contractually agreed, through June 30, 2008, to pay expenses of the
 Fund to insure the Net Expenses will not exceed this amount.




Principal Investors Fund                                               41
www.principal.com

The voluntary expense limits in place for Class J shares through the period ended February 28, 2005 maintained operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) which did not to exceed the following percentages:

       Bond & Mortgage Securities     1.35     Partners MidCap Growth     1.95
       Government & High Quality
       Bond                           1.35     Partners MidCap Value      1.95
       High Quality                            Partners SmallCap Growth
       Intermediate-Term Bond         1.35     I                          2.05
                                               Partners SmallCap Growth
       Inflation Protection           1.35     II                         2.05
       International Growth           2.10     Partners SmallCap Value    1.95
       Money Market                   1.35     Preferred Securities       1.60
                                               Principal LifeTime 2050    1.70
       Partners LargeCap Growth       1.75     Short-Term Bond            1.35
       Partners LargeCap Growth I     1.75     SmallCap Value             1.70
                                               Ultra Short Bond f/k/a
       Partners LargeCap Growth II    1.75     Capital Preservation       1.35



Fees paid for investment management services during the periods indicated were as follows:

                             MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                             ----------------
 FUND                          2004             2003               2002
 ----                          ----             ----               ----
 Bond & Mortgage
 Securities                  2,688,040        1,193,461           317,776
 Disciplined LargeCap
 Blend                         153,994          54,442/(//1//)/
 Diversified International     745,729          363,615           187,347
 Government & High Quality
 Bond                          438,596          361,137           151,592
 High Quality
 Intermediate-Term Bond        240,603          103,463            67,508
 International Emerging
 Markets                       357,526          151,101           106,393
 International Growth        3,091,203        1,639,445           537,533
 LargeCap Growth               604,743          275,615            94,411
 LargeCap S&P 500 Index        899,740          349,601            94,342
 LargeCap Value                460,338          237,121            97,556
 MidCap Blend                  452,794          199,946            82,434
 MidCap Growth                 130,927           45,810            40,851
 MidCap S&P 400 Index           74,404           38,154            21,338
 MidCap Value                  427,898          209,363           115,525
 Money Market                  715,144          374,334           107,562
 Partners International       835,381/(2)/
 Partners LargeCap Blend     3,816,625        1,993,626           515,612
 Partners LargeCap Blend I     129,570           75,350            48,105
 Partners LargeCap Growth      106,940          51,601/(//1//)/
 Partners LargeCap Growth
 I                           5,138,429        3,419,862         1,180,164
 Partners LargeCap Growth
 II                          1,399,401          310,358            74,373
 Partners LargeCap Value     9,526,884        6,121,718         2,087,627
 Partners LargeCap Value I     17,053/(3)/
 Partners MidCap Growth        366,292          107,205            54,609
 Partners MidCap Growth I     639,467/(2)/
 Partners MidCap Value       1,797,583          655,897           178,701
 Partners MidCap Value I     1,248,775/(2)/
 Partners SmallCap Blend       815,310          29,414/(//1//)/
 Partners SmallCap Growth
 I                             886,227          870,815           627,905
 Partners SmallCap Growth
 II                          2,462,995          850,367            50,446
 Partners SmallCap Growth
 III                           21,005/(3)/
 Partners SmallCap Value     2,420,186        1,687,225           882,076
 Partners SmallCap Value I     878,429         260,441/(//1//)/
 Partners SmallCap Value
 II                            84,203/(3)/
 Preferred Securities        1,282,198          570,777           31,579/(//4//)/
 Principal LifeTime 2010       281,820          104,031            27,705
 Principal LifeTime 2020       403,222          138,346            33,119
 Principal LifeTime 2030       384,217          135,132            25,814
 Principal LifeTime 2040       127,700           44,557            12,928
 Principal LifeTime 2050        63,674           19,646             6,114
 Principal LifeTime
 Strategic Income              114,614           44,486             8,780
 Real Estate Securities      2,459,268          849,583           166,237
 Short-Term Bond               199,011          123,799            80,264
 SmallCap Blend                640,271          269,183           127,800
 SmallCap Growth               187,554          105,235            70,555
 SmallCap S&P 600 Index        139,801           48,853            20,663
 SmallCap Value                328,987          153,609           103,133
 Ultra Short Bond f/k/a
 Capital Preservation          333,736          174,476            75,123




42                                               Principal Investors Fund
                                                          1-800-547-7754

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(//2//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.
/ //(//4//)/ Period from May 1, 2002 (date operations commenced) through October
 31, 2002.

Sub-Advisory Agreements for the Funds
-------------------------------------


FUNDS FOR WHICH PRINCIPAL SERVES AS SUB-ADVISOR . Principal is Sub-Advisor for each Fund identified below in Tables A, B and C. The Manager pays Principal a fee, computed and paid monthly, at an annual rate as shown below.


To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
.. Principal Life non-registered separate account sub-advised by Principal with assets invested primarily in fixed-income securities (except money market separate accounts);
.. Principal Life sponsored mutual fund sub-advised by Principal with assets invested primarily in fixed-income securities (except money market mutual funds); and
.. assets of the Principal Variable Contracts Fund, Inc. - Balanced Account. The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by Principal with the same investment mandate (e.g. midcap value) in
.. (a) Principal Life non-registered separate account sub-advised by Principal
  and
.. (b) Principal Life sponsored mutual fund sub-advised by Principal.

For any Fund for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.

                                                 TABLE A
                                         NET ASSET VALUE OF FUND
                             ------------------------------------------------
                                FIRST        NEXT        NEXT         OVER
 FUND                         $5 BILLION  $1 BILLION  $4 BILLION   $10 BILLION
 ----                        -----------  ----------  ----------   -----------
 Bond & Mortgage
 Securities, Government &
 High Quality Bond,
 High Quality
 Intermediate-Term Bond,
 Inflation Protection and
 Short-Term Bond               0.115%       0.100%      0.095%       0.090%


                                                                          TABLE B
                                                                  NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------------
                                FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND                         $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----                        ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Disciplined LargeCap
 Blend, LargeCap Growth and
 LargeCap Value                 0.27%         0.25%         0.22%          0.18%         0.13%         0.09%          0.06%
 Diversified International
 and International Growth       0.35          0.28          0.20           0.16          0.12          0.10           0.08




Principal Investors Fund                                               43
www.principal.com

                            FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                         $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                         -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Blend,
 MidCap Growth and
 MidCap Value (PGI)        0.40%             0.32%            0.27%             0.23%             0.18%                     0.13%
 SmallCap Blend,
 SmallCap Growth and
 SmallCap Value            0.48              0.36             0.27              0.25              0.22                      0.18
                              OVER
                          $1.5 BILLION
                          ------------
 MidCap Blend,              0.08%
 MidCap Growth and
 MidCap Value (PGI)
 SmallCap Blend,            0.12
 SmallCap Growth and
 SmallCap Value


                                                 TABLE C
 FUND                              SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                              ------------
 International
 Emerging Markets                                0.5000%
 LargeCap S&P 500
 Index                                           0.0150
 MidCap S&P 400 Index                            0.0150
 Money Market                                    0.0750
 Principal LifeTime
 2010                                            0.0425
 Principal LifeTime
 2020                                            0.0425
 Principal LifeTime
 2030                                            0.0425
 Principal LifeTime
 2040                                            0.0425
 Principal LifeTime
 2050                                            0.0425
 Principal LifeTime
 Strategic Income                                0.0425
 SmallCap S&P 600
 Index                                           0.0150
 Ultra Short Bond                                0.0750



ALL OTHER FUNDS.

                                                           SUB-ADVISOR FEE
 FUND                                                   AS A % OF NET ASSETS
 ----                                                   ---------------------
 High Yield                                                     0.30%
 Partners MidCap Growth and Partners SmallCap Value II
 - DFA                                                          0.50
 Real Estate Securities                                         0.52






                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Value II -
 Vaughan Nelson                         0.50%         0.45%          0.35%


                                                       NET ASSET VALUE OF FUND
                           --------------------------------------------------------------------------------
                              FIRST          NEXT          NEXT          NEXT          NEXT          OVER
 FUND                       $50 MILLION  $100 MILLION  $150 MILLION  $200 MILLION  $500 MILLION   $1 BILLION
 ----                      ------------  ------------  ------------  ------------  ------------   ----------
 Partners Global Equity       0.55%         0.45%         0.40%         0.35%         0.30%         0.25%


                                                                  NET ASSET VALUE OF FUND
                        ------------------------------------------------------------------------------------------------------------
                                 FIRST                    NEXT                     NEXT                     NEXT
 FUND                         $50 MILLION             $200 MILLION             $350 MILLION             $400 MILLION
 ----                        ------------             ------------             ------------             ------------
 Partners LargeCap
 Blend                           0.40%                    0.35%                    0.30%                   0.275%
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.


                                  OVER
 FUND                          $1 BILLION
 ----                          ----------
 Partners LargeCap       0.275% on all assets
 Blend
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.


                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $500 MILLION   $750 MILLION
 ----                                ------------  ------------   ------------
 Partners International                 0.45%         0.40%          0.35%




44                                               Principal Investors Fund
                                                          1-800-547-7754

                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST         NEXT          OVER
 FUND                                  $500 MILLION  $1 BILLION   $1.5 BILLION
 ----                                 -------------  ----------   ------------
 Partners LargeCap Blend I - GSAM         0.15%        0.12%         0.10%


                                                    NET ASSET VALUE OF FUND
                                                  ---------------------------
                                                      FIRST           OVER
 FUND                                              $500 MILLION   $500 MILLION
 ----                                             -------------   ------------
 Partners LargeCap Blend I - Wellington
 Management                                           0.25%          0.20%


                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                            FIRST          NEXT          NEXT          OVER
 FUND                    $250 MILLION  $250 MILLION  $500 MILLION   $1 BILLION
 ----                   -------------  ------------  ------------   ----------
 Partners LargeCap
 Growth                     0.41%         0.33%         0.25%         0.20%


 The Sub-Advisory Fees on all assets through the period ending July 31, 2005 is 0.350%.
                                                                          NET ASSET VALUE OF FUND
                                           --------------------------------------------------------------------------------------
                                                       FIRST                            NEXT                         OVER
 FUND                                               $250 MILLION                    $250 MILLION                 $500 MILLION
 ----                                               ------------                    ------------                 ------------
 Partners LargeCap Growth I                            0.400%                          0.375%              0.350 % on all assets
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the
 Aggregated Assets.


                                       NET ASSET VALUE OF FUND
                        ------------------------------------------------------
                           FIRST          NEXT          NEXT           OVER
 FUND                    $50 MILLION  $200 MILLION  $500 MILLION   $750 MILLION
 ----                   ------------  ------------  ------------   ------------
 Partners LargeCap
 Growth II                 0.45%         0.40%         0.35%          0.30%

                                                            NET ASSET VALUE OF FUND
                          -------------------------------------------------------------------------------------------
                             FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                      $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                     ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value     0.600%       0.500%       0.400%       0.300%       0.250%       0.225%         0.200%

                                                                 NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT         NEXT         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION  $300 MILLION   $500 MILLION
 ----                   ------------  -----------  -----------  -----------  -----------  -----------  ------------   ------------
 Partners LargeCap
 Value I                   0.600%       0.500%       0.400%       0.300%       0.250%       0.225%        0.200%         0.180%


                                        NET ASSET VALUE OF FUND
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                    $200 MILLION  $300 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------   ------------
 Partners LargeCap
 Value II                   0.40%         0.35%         0.30%          0.28%


                                                    NET ASSET VALUE OF FUND
                                                   --------------------------
                                                      FIRST           OVER
 FUND                                               $50 MILLION    $50 MILLION
 ----                                              ------------   ------------
 Partners MidCap Growth I                             0.40%          0.35%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $250 MILLION   $500 MILLION
 ----                               -------------  ------------   ------------
 Partners MidCap Growth II              0.45%         0.40%          0.35%




Principal Investors Fund                                               45
www.principal.com

                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value     0.500%         0.475%        0.450%        0.425%         0.400%



                                                                          NET ASSET VALUE OF FUND
                                        ----------------------------
                                                   FIRST
 FUND                                           $25 MILLION
 ----                                          ------------
 Partners MidCap Value I - GSAM         0.60%

                                        0.30 % for all assetsmanaged
 Partners MidCap Value I - LA Capital


                                                NEXT                                                                     NEXT
 FUND                                        $25 MILLION                                                              $75 MILLION
 ----                                        -----------                                                              -----------
 Partners MidCap Value I - GSAM                          0.55%                                                           0.50%
                                         If assets exceed $75 million, the fee on the first $50 million will be 0.50%

 Partners MidCap Value I - LA Capital


                                            NEXT           OVER
 FUND                                   $225 MILLION   $350 MILLION
 ----                                   ------------   ------------
 Partners MidCap Value I - GSAM            0.45%          0.40%

 Partners MidCap Value I - LA Capital



                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Blend, Partners
 SmallCap Value and Partners
 SmallCap Value I                       0.50%         0.45%          0.35%


                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                         FIRST         NEXT           OVER
 FUND                                  $25 MILLION  $75 MILLION   $100 MILLION
 ----                                 ------------  -----------   ------------
 Partners SmallCap Growth I              0.65%         0.60%         0.55%


                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                 $50 MILLION  $250 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Growth II - UBS      0.60%         0.55%          0.45%


                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                           FIRST         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $40 MILLION  $150 MILLION   $200 MILLION
 ----                   ------------  -----------  ------------   ------------
 Partners SmallCap
 Growth II - Emerald       0.75%         0.60%        0.50%          0.45%



                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $150 MILLION  $150 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Growth III           0.60%         0.55%          0.50%



                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $150 MILLION   $250 MILLION
 ----                               -------------  ------------   ------------
 Preferred Securities                   0.35%         0.30%          0.20%


                                             NET ASSET VALUE OF FUND
                        -----------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION   $100 MILLION
 ----                   ------------  -----------  -----------  -----------   ------------
 MidCap Value - BHMS       0.80%         0.60%        0.50%        0.40%         0.35%



Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
The Manager has entered into a Cash Management Sub-Advisory Agreement with Principal pursuant to which Principal agrees to perform all of the cash management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Principal - REI or Spectrum. The Manager pays Principal an amount representing Principal's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:


46                                               Principal Investors Fund
                                                          1-800-547-7754

                             SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                             ---------------------------------------------
 FUND                            2004              2003               2002
 ----                            ----              ----               ----
 Bond & Mortgage Securities     489,690           202,408            54,170
 Disciplined LargeCap Blend      26,676            8,672/(//1//)/
 Diversified International       87,311            43,482            21,363
 Government & High Quality
 Bond f/k/a Government
 Securities                     112,697            88,782            34,472
 High Quality
 Intermediate-Term Bond          58,966            25,884            15,611
 International Emerging
 Markets                        126,291            53,596            39,232
 International Growth           402,164           336,766           267,080
 LargeCap Growth                125,152            32,966            11,006
 LargeCap S&P 500 Index          88,110            32,078             9,331
 LargeCap Value                 124,547            50,249            19,699
 MidCap Blend                    92,119            28,341            12,243
 MidCap Growth                   51,963            12,432            11,382
 MidCap S&P 400 Index             7,201             3,700             2,214
 MidCap Value                   115,018            30,773            17,184
 Money Market                   129,565            65,786            18,763
 Partners International        342,873/(2)/
 Partners LargeCap Blend      1,525,528           726,782           231,141
 Partners LargeCap Blend I       41,827            26,024             7,305
 Partners LargeCap Growth        41,038           23,233/(//1//)/
 Partners LargeCap Growth I   1,755,858         1,161,282           461,919
 Partners LargeCap Growth
 II                             698,830           167,477            40,912
 Partners LargeCap Value      2,604,172         1,749,113           707,928
 Partners LargeCap Value I      12,829/(3)/
 Partners MidCap Growth         183,597            52,479            27,331
 Partners MidCap Growth I      235,545/(2)/
 Partners MidCap Value          876,162           326,071            89,583
 Partners MidCap Value I       597,749/(2)/
 Partners SmallCap Blend        396,780           14,723/(//1//)/
 Partners SmallCap Growth I     451,286           467,000           343,819
 Partners SmallCap Growth
 II                           1,362,138           481,956            28,084
 Partners SmallCap Growth
 III                            11,486/(3)/
 Partners SmallCap Value      1,143,107           805,497           433,388
 Partners SmallCap Value I      439,225          130,411/(//1)/
 Partners  SmallCap Value
 II                             42,228/(3)/
 Preferred Securities          383,753/(2)/
 Principal LifeTime 2010         93,337            33,729             8,360
 Principal LifeTime 2020        133,052            44,559            10,576
 Principal LifeTime 2030        128,111            42,433             8,192
 Principal LifeTime 2040         41,962            14,464             4,193
 Principal LifeTime 2050         21,103             6,194             2,033
 Principal Lifetime
 Strategic Income                37,851            14,392             2,736
 Real Estate Securities       1,554,098           499,540           103,168
 Short-Term Bond f/k/a High
 Quality Short-Term Bond         45,853            22,512            14,208
 SmallCap Blend                 180,544            83,134            40,502
 SmallCap Growth                 66,935             3,249            22,944
 SmallCap S&P 600 Index          13,404             4,474             2,171
 SmallCap Value                 121,251            49,633            33,232
 Ultra Short Bond f/k/a
 Capital Preservation           132,079            81,049            36,196

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.

Principal Underwriter
---------------------
Princor received underwriting fees from the sale of shares as follows:

                            UNDERWRITING FEES FOR PERIODS ENDED OCTOBER 31,
                            ------------------------------------------------
 FUND                           2004             2003               2002
 ----                           ----             ----               ----
 Bond & Mortgage
 Securities                    99,544           79,698             33,197
 Diversified International     27,421           13,757              6,682
 Government & High Quality
 Bond                          74,082           85,944             24,513
 High Quality
 Intermediate-Term Bond        13,111           14,966              4,516
 International Emerging
 Markets                       14,286            3,105              1,233
 International Growth           6,688            3,576              2,808
 LargeCap Growth                8,420            6,828              3,544
 LargeCap S&P 500 Index       133,840           88,466             46,149
 LargeCap Value                 9,935            4,471              3,702
 MidCap Blend                  39,839           17,564              8,053
 MidCap Growth                  6,902            4,230              3,369
 MidCap S&P 400 Index           6,318            6,863              5,692
 MidCap Value                  39,869           26,941             13,439
 Money Market                  87,923           89,282             56,521
 Partners LargeCap Blend       22,210           10,951              2,467
 Partners LargeCap Blend I      9,048            6,585              6,624
 Partners LargeCap Growth       5,046             349/(//1//)/      3,441
 Partners LargeCap Growth
 I                              8,759            4,210              3,441
 Partners LargeCap Growth
 II                             2,938            2,736              2,746
 Partners LargeCap Value       23,263           10,135              2,546
 Partners MidCap Growth         8,550            3,696              2,592
 Partners MidCap Value         13,833            7,217              2,728
 Partners SmallCap Growth
 I                              9,033            2,900                965
 Partners SmallCap Growth
 II                             3,023            1,791                816
 Partners SmallCap Value        1,347            4,838               2391
 Preferred Securities          4,023/(2)/
 Principal LifeTime 2010       39,613            8,598              4,100
 Principal LifeTime 2020       79,585           26,819              7,946
 Principal LifeTime 2030       65,709           25,164              6,084
 Principal LifeTime 2040       20,441            7,277              2,458
 Principal LifeTime 2050        2,495            1,510                579
 Principal Lifetime
 Strategic Income              14,534            3,627                271
 Real Estate Securities        39,498           28,899              9,761
 Short-Term Bond f/k/a
 High Quality Short-Term
 Bond                          46,790           22,106              5,967
 SmallCap Blend                45,328           23,026              9,831
 SmallCap Growth               17,309            6,516              3,492
 SmallCap S&P 600 Index        11,488            9,406              4,770
 SmallCap Value                11,318            6,452              2,286
 Ultra Short Bond f/k/a
 Capital Preservation          39,971           29,548              4,555




Principal Investors Fund                                               47
www.principal.com

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(//2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.



MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund (except High Yield which offers only Institutional Class shares) offers six classes of shares:
Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class and Advisors Preferred Class. In addition, each Fund (except Disciplined LargeCap Blend, Partners Global Equity, Partners International, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth I, Partners MidCap Growth II and Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth III, Partners SmallCap Value I and Partners SmallCap Value II Funds) offers Class J shares.


Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class A shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, Inflation Protection, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II, Preferred Securities, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Value and Tax-Exempt Bond Funds.


48                                               Principal Investors Fund
                                                          1-800-547-7754

Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge on shares redeemed within six years of purchase. Class B shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, International Emerging Markets, LargeCap Growth, LargeCap Value, MidCap Blend, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth II, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Real Estate Securities, SmallCap Blend, SmallCap Value and Tax-Exempt Bond Funds.


The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge.


The Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds.


The Advisors Select, Advisors Signature, Advisors Preferred and Select share classes are subject to asset based charges (described below).


The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out (SAFO) program;
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of December 31 of the prior year));
.. that were purchased through the Principal Income IRA; or .. that were purchased through Principal Passage, a fee-based brokerage account.

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature,
---------------------------------------------------------------------------
Preferred and Select Classes only)
----------------------------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries;
.. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class; 0.25% of the average daily net assets of the Advisors Signature, Class, 0.17% of the average daily net assets of the Advisors Preferred Class; and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors
-------------------------------------------------------------------------------
Signature, Preferred and Select Classes only)
---------------------------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;


Principal Investors Fund                                               49
www.principal.com

.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners; .. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class; 0.28% of the average daily net assets of the Advisors Signature, Class, 0.15% of the average daily net assets of the Advisors Preferred Class; 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.


Accounting Services Agreement (all share classes)
-------------------------------------------------
The Fund has entered into an agreement pursuant to which the Manager has agreed to provide all accounting services customarily required by investment companies. The services provided under this agreement are currently provided at no cost to the fund. The accounting services include:
.. Maintaining fund general ledger and journal;
.. Preparing and recording disbursements for direct fund expenses;
.. Preparing daily money transfer;
.. Reconciling all fund bank and custodian accounts;
.. Assisting Fund independent auditors as appropriate;
.. Preparing daily projection of available cash balances;
.. Recording trading activity for purposes of determining net asset values and daily dividend;
.. Preparing daily portfolio valuation report to value portfolio securities and determining daily accrued income;
.. Determining the net asset value per share daily or at such other intervals as the fund may reasonably request or as may be required by law;
.. Preparing monthly, quarterly, semi-annual and annual financial statements;
.. Providing financial information for reports to the Securities and Exchange
  Commission in compliance with the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, the Internal Revenue Service and any other regulatory or governmental agencies as required;
.. Providing financial, yield, net asset value, and similar information to National Association of Securities Dealers, Inc., and other survey and statistical agencies as instructed from time to time by the fund;
.. Investigating, assisting in the selection of and conducting relations with custodians, depositories, accountants, legal counsel, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the fund's operations; and
.. Obtaining and keeping in effect fidelity bonds and directors and officers/errors and omissions insurance policies for the fund in accordance with the requirements of the Investment Company Act of 1940 and the rules thereunder, as such bonds and policies are approved by the fund's Board.

In addition to providing these accounting services, the agreement requires the Manager to pay the following operating expenses of the fund, and all other fund expenses of a similar nature:

.. Taxes, including in case of redeemed shares any initial transfer taxes, other local, state and federal taxes, and governmental fees;
.. Interest (except for interest the Fund incurs in connection with an investment it makes);


50                                               Principal Investors Fund
                                                          1-800-547-7754

.. The fees of its independent auditor and its legal counsel;
.. The fees of the Custodian(s) of its assets;
.. The fees and expenses of all directors of the Fund who are not persons affiliated with the Administrator;
.. The cost of a line of credit for the Fund;
.. Fidelity bond/D&O-E&O policy;
.. Trade association dues;
.. Securities lending fees (This includes out-of-pocket expenses such as additional custody fees, if any, related to lending of fund securities. This does not include rebates paid to broker borrowers or the portion of gross security lending revenues that are retained by the lending agent); and
.. Expenses of unaffiliated directors.

Rule 12b-1 Fees / Distribution Plans and Agreements
---------------------------------------------------
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B and J Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


The Plans provide that each Fund makes payments to Princor from assets of each share class that has a Plan to compensate Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

.. formulation and implementation of marketing and promotional activities;
.. preparation, printing and distribution of sales literature;
.. preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as Princor deems advisable;
.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

                                                                     MAXIMUM
                                                                    ANNUALIZED
                           SHARE CLASS                              12B-1 FEE
                           -----------                              ----------
Advisors Signature                                                    0.35%
Advisors Select                                                       0.30%
Advisors Preferred                                                    0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index
and Money Market) /(1)/                                               0.25%
Class A shares of Short-Term Bond and LargeCap S&P 500 Index
/(1)/                                                                 0.15%
Class B shares /(1)(2)/                                               1.00%
Class J shares (except Money Market)                                  0.50%
Class J shares of Money Market                                        0.25%
Select                                                                0.10%
///(1)/ Under the Plans, the Fund will pay the 12b-1 fee only to the extent Princor incurs expenses covered by the Plan.
/
 //(2)/ Princor also receives the proceeds of any CDSC imposed on the redemption of Class B shares




Principal Investors Fund                                               51
www.principal.com

Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.


Currently, Princor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class J, Advisors Preferred Class, Advisors Select Class, Advisors Signature, Select Class or Preferred Class shares. At least quarterly, Princor provides to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.


Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to Princor which may not use such fees to finance the distribution of the shares of another Fund. With respect to the Class A and Class B Plans, Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public. If expenses under a Class A or Class B Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund does not carry over such expenses to the next fiscal year. If the aggregate payments received by Princor under the Class A or Class B share Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor promptly reimburses the Fund for the amount of the excess.


Transfer Agency Agreement (Class A, Class B and Class J shares only)
--------------------------------------------------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
.. issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and .. use its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
----------------------
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund. In either event, continuation shall be approved by a vote of the majority of the independent Directors.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company ("Principal Life"), as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.


52                                               Principal Investors Fund
                                                          1-800-547-7754

The Management and Sub-Advisory Agreements for the Equity Income and Tax-Exempt Bond Funds were approved by the Directors on December 13, 2004. The Sub-Advisory Agreements for the Inflation Protection Fund and Partners MidCap Growth Fund II were approved by the Directors on September 13, 2004. The Management Agreement and the Sub-Advisory Agreements for the other Funds were reviewed and approved by the Directors on September 13, 2004. Additional Sub-Advisory Agreements were approved by the Directors for the Bond & Mortgage Securities, High Quality Intermediate-Term Bond, LargeCap Growth, MidCap Growth, MidCap Value and Ultra Short Bond Funds on February 24, 2005; and the Partners SmallCap Value Fund I on June 13, 2005.


The objective of the annual review of the Management and Sub-Advisory contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Fund to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Fund's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Fund's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Funds by the Manager at no charge for all share classes (except the Institutional Class and Class J for which such services are provided at cost), Fund corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with federal and state regulators, such as registration statements, proxy filings and state mandated filings), also provided either without charge or at cost to the Funds by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor to each Fund; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors for some of the Funds in return for brokerage allocation. Based upon their review, the Directors determined that each Fund was paying a competitive fee for the services provided by the Manager and Sub-Advisors and that the Manager and Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Fund.


Shareholders of Class J shares of the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, and Partners SmallCap Value Funds approved the Agreements on June 15, 2001. Shareholders of the other Classes (except Advisors Signature) of these Funds approved the Agreements on March 1, 2001. The Agreements for the Ultra Short Bond Fund were approved by its shareholders (except Advisors Signature) on June 15, 2001. The Agreements for the Preferred Securities Fund were approved by its Institutional Class shareholders on May 1, 2002 and its Class J shareholders on December 30, 2003. Shareholders of each Class (except Advisors Signature) of the Disciplined LargeCap Blend, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds approved the Agreements on December 30, 2002. Shareholders of each of the Institutional class shares of the Partners International, Partners MidCap Growth I and Partners MidCap Value I Funds approved the Agreements on December 29, 2003. Shareholders of each Class (except Advisors Signature) of the Partners LargeCap Value I, Partners SmallCap Growth III and Partners SmallCap Value II Funds approved the Agreements on June 1, 2004. Shareholders of the Advisors Preferred, Advisors Select, Select and Preferred share classes of the Partners International, Partners MidCap Growth I, Partners MidCap Value and Preferred Securities Funds approved the Agreements on June 1, 2004. The Agreements for the other Funds were approved by their shareholders (except Advisors Signature Class shareholders) on December 5, 2000. The Advisors Signature Class shareholders of all Funds approved the Agreements on November 1, 2004.


On May 26, 2005, the shareholders of all Classes (except A & B shares) approved the following:

.. Sub-Advisory Agreement with CCI for the LargeCap Growth and MidCap Growth
  Funds
.. Sub-Advisory Agreement with BHMS for the MidCap Value Fund
.. Sub-Sub-Advisory Agreement with Spectrum for the Bond & Mortgage and High
  Quality Intermediate-Term Bond Funds


Principal Investors Fund                                               53
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.. Sub-Sub-Advisory Agreement with Post for the Bond & Mortgage and Ultra Short
  Bond Funds.

The Sub-Advisory and/or Sub-Sub-Advisory Agreements for the Funds offering Class A and/or Class B shares were approved by shareholders of the respective Classes of those Funds on June 28, 2005.


CUSTODIAN
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policymaking functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund's Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

   FUND                             COMMISSIONS PAID
   ----                             ----------------
   International Emerging Markets       $ 35,746
   Disciplined LargeCap Blend              2,401
   Diversified International              73,142
   International Growth                  266,836
   LargeCap Growth                        61,817
   LargeCap S&P 500 Index                    488
   LargeCap Value                        261,542
   MidCap Blend                           33,900
   MidCap Growth                          54,889
   MidCap S&P 400 Index                      350
   MidCap Value                          135,269
   Partners International                  2,378
   Partners LargeCap Blend                18,305
   Partners LargeCap Blend I                 438
   Partners LargeCap Growth I             22,387
   Partners LargeCap Value                   968
   Partners LargeCap Value I                 909
   Partners MidCap Growth                 18,750
   Partners MidCap Growth I               51,028
   Partners MidCap Value                  13,877
   Partners SmallCap Blend                45,428
   Partners SmallCap Growth I             13,306
   Partners SmallCap Growth II            63,720
   Partners SmallCap Growth III              172
   Partners SmallCap Value                33,847
   Partners SmallCap Value II             32,723
   Real Estate Securities                126,632
   SmallCap Blend                         63,929
   SmallCap Growth                        45,793
   SmallCap S&P 600 Index                    984
   SmallCap Value                         78,520



54                                               Principal Investors Fund
                                                          1-800-547-7754

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or, fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.


The Board has also approved procedures that permit a Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc.The Partners International Fund and the Partners MidCap Growth Fund II participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.


The following table shows the brokerage commissions paid during the periods indicated.


Principal Investors Fund                                               55
www.principal.com

                                    TOTAL BROKERAGE COMMISSIONS PAID
                                      FOR PERIODS ENDED OCTOBER 31
                                      ----------------------------
 FUND                           2004            2003               2002
 ----                           ----            ----               ----
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend I          39,795         36,276/(1)/
 Diversified International
 f/k/a International I          609,341         260,932           143,102
 International Emerging
 Markets                        293,378         108,790           100,099
 International Growth f/k/a
 International II             2,023,724         565,337           358,239
 LargeCap Growth                194,234          95,171            47,637
 LargeCap S&P 500 Index         144,431         179,124            91,415
 LargeCap Value                 657,455         325,908           127,729
 MidCap Blend                   156,531          68,286            36,261
 MidCap Growth                  209,051          73,557            73,357
 MidCap S&P 400 Index            15,200          16,245            13,599
 MidCap Value                   456,168         223,000           105,268
 Partners International        212,405/(2)/
 Partners LargeCap Blend      1,068,263         438,812           179,222
 Partners LargeCap Blend I       10,140          16,542            27,263
 Partners LargeCap Growth        21,582         16,074/(//1//)/
 Partners LargeCap Growth I   2,452,319       1,908,882         1,226,509
 Partners LargeCap Growth II    241,795          97,078            15,719
 Partners LargeCap Value      1,437,776       1,297,841           907,327
 Partners LargeCap Value I       5,829/(3)/
 Partners MidCap Growth         219,464          97,909            34,979
 Partners MidCap Growth I      137,437/(2)/
 Partners MidCap Value          434,798         190,018            74,069
 Partners MidCap Value I       286,243/(2)/
 Partners SmallCap Blend        449,003         22,823/(//1//)/
 Partners SmallCap Growth I     278,114         772,657           309,887
 Partners SmallCap Growth II    539,355         363,945            30,024
 Partners SmallCap Growth
 III                             6,588/(3)/
 Partners SmallCap Value        307,050         304,946           293,232
 Partners SmallCap Value I      179,389        118,140/(//1//)/
 Partners SmallCap Value II     32,691/(3)/
 Preferred Securities           160,934         123,618           18,937/(//4//)/
 Real Estate Securities         652,573         261,264            72,599
 SmallCap Blend                 321,213         243,059            97,870
 SmallCap Growth                176,941         223,259           166,752
 SmallCap S&P 600 Index          50,929          42,639            16,508
 SmallCap Value                 314,762         218,019            94,301

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.
/ //(//4//)/ Period from May 1, 2002 (date operations commenced) through October
 31, 2002.

Certain broker-dealers are considered to be affiliates of the Fund.
.. Archipelago Securities, LLC, Goldman Sachs Asset Management, Goldman Sachs
  JBWere and Spear, Leeds & Kellogg are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management acts as a sub-advisor for the Partners LargeCap Blend Fund I and Partners MidCap Value Fund I.
.. J.P.Morgan Securities, JP Morgan/Chase, Fleming Martin Ltd. and Jardine
  Fleming Securities Ltd., are affiliates of J.P.Morgan Investment Management Inc. which acts as a sub-advisor for Partners SmallCap Value I, Partners Global Equity and an account of Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Securities is also an affiliate of American Century Investment
  Management, Inc. which acts as Sub-Advisor for the Partners LargeCap Growth Fund II, Partners LargeCap Value Fund II and an Account of the Principal Variable Contracts Fund, Inc.
.. Lehman Brothers, Inc. and Neuberger Berman Management, Inc. affiliates of
  Neuberger Berman LLC. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap Value Fund and an account of Principal Variable Contracts Fund, Inc.
.. Morgan Stanley DW Inc., is affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to one account of the Principal Variable Contracts Fund, Inc.


56                                               Principal Investors Fund
                                                          1-800-547-7754

.. National Financial Services is affiliated with Fidelity Management & Research
  Company which serves as a sub-advisor for Partners International Fund and Partners MidCap Growth Fund II.
.. Advest, Inc., BNP Paribas Securities Corp and Sanford C. Bernstein & Co., LLC are affiliates of AllianceBernstein Investment Research and Management which sub-advises Partners LargeCap Value Fund and an account of Principal Variable Contracts Fund, Inc. Alliance Capital Management L.P. sub-advises Partners SmallCap Growth Fund I.
.. Spectrum Asset Management, Inc. is an affiliate of the Principal Global
  Investors which serves as sub-advisor for several accounts of the Principal Variable Contracts Fund, Inc. and portfolios of the Principal Investors Fund.
.. UBS Financial Services Inc. and UBS Securities LLC are affiliates of UBS
  Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Partners LargeCap Value I and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

                                        COMMISSIONS PAID TO ADVEST CO.
                                        ------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                       1,100             0.06                     0.05
 Partners MidCap
 Growth
 2004                         419             0.19                     0.13
 2003                         742             0.76                     0.42
 Partners MidCap Value
 2004                          55             0.01                     0.02
 Partners SmallCap
 Growth II
 2004                           5             0.00                     0.00
 Partners SmallCap
 Value
 2004                       2,525             0.82                     0.51
 Partners SmallCap
 Value I
 2004                          81             0.05                     0.07



                               COMMISSIONS PAID TO ARCHIPELAGO SECURITIES, LLC
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                         348             0.03                      0.12
 Partners LargeCap
 Blend I
 2004                           6             0.06                      0.08
 2003                          20             0.12                      0.17
 Partners LargeCap
 Growth I
 2004                         298             0.01                      0.11
 Partners LargeCap
 Growth II
 2004                      10,683             4.42                     10.18
 2003                       5,708             5.88                     18.94
 Partners MidCap
 Growth
 2004                           5             0.00                      0.01
 2003                         151             0.15                      0.60
 Partners SmallCap
 Value I
 2004                         164             0.09                      0.15
 2003                          60             0.05                      0.07



                               COMMISSIONS PAID TO BNP PARIBAS SECURITIES CORP
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                       1,470             0.24                     0.17
 International
 Emerging Markets
 2004                       2,518             0.86                     0.52
 International Growth
 2004                      20,754             1.03                     0.81
 MidCap Blend
 2004                          36             0.02                     0.02
 Partners
 International
 2004                          21             0.01                     0.01




Principal Investors Fund                                               57
www.principal.com

                                   COMMISSIONS PAID TO FLEMING MARTIN LTD.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2003                         545             0.29                      0.09
 2002                       1,348             1.82                      1.56
 Partners SmallCap
 Growth I
 2003                      10,151             1.31                      1.10
 2002                      46,423            14.98                     11.99


                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                          171            0.43                      0.15
 2003                          770            2.12                      1.28
 Diversified
 International
 2004                       16,052            2.63                      2.21
 2003                       18,505            7.09                      7.30
 2002                        6,174            4.31                      4.03
 International
 Emerging Markets
 2004                          554            0.19                      0.28
 2003                        1,002            0.92                      2.18
 2002                        1,363            1.36                      2.03
 International Growth
 2004                       48,231            2.38                      1.90
 2003                       20,347            3.60                      1.56
 2002                       13,407            3.74                      2.98
 LargeCap Growth
 2004                        7,615            3.92                      3.22
 2003                        2,112            2.22                      1.99
 2002                          434            0.91                      0.52
 LargeCap S&P 500
 Index
 2004                           75            0.05                      0.02
 LargeCap Value
 2004                       32,041            4.87                      3.06
 2003                       10,770            3.30                      2.44
 2002                        7,223            5.65                      4.09
 MidCap Blend
 2004                        5,234            3.34                      3.03
 2003                        3,610            5.29                      3.38
 2002                        2,168            5.98                      4.50
 MidCap Growth
 2004                       13,668            6.54                      6.77
 2003                        5,142            6.99                      5.51
 2002                        3,917            5.34                      3.77
 MidCap S&P 400 Index
 2004                          340            2.23                      1.90
 MidCap Value
 2004                       17,492            3.83                      3.75
 2003                       10,875            4.88                      4.57
 2002                        5,813            5.52                      4.55
 Partners
 International
 2004                       17,597            8.28                      9.88
 Partners LargeCap
 Blend
 2004                       21,834            2.04                      1.37
 2003                       11,652            2.66                      1.65
 2002                        9,023            5.03                      1.95
 Partners LargeCap
 Blend I
 2004                          360            3.55                      2.74
 2003                          516            3.12                      4.18
 2002                          624            2.29                      1.76
 Partners LargeCap
 Growth
 2004                        1,498            6.94                      5.24
 2003                          608            3.78                      4.31
 Partners LargeCap
 Growth I
 2004                       85,476            3.49                      3.34
 2003                       98,136            5.14                      5.31
 2002                       82,203            6.70                      5.37
 Partners LargeCap
 Growth II
 2004                       12,690            5.25                      2.71
 2003                        5,824            6.00                      4.32
 2002                        2,263           14.40                     10.81
 Partners LargeCap
 Value
 2004                      197,081           13.71                     14.65
 2003                       28,616            2.20                      2.04
 Partners LargeCap
 Value I
 2004                           40            0.69                      0.89
 Partners MidCap
 Growth
 2004                       22,398           10.21                      9.53
 2003                        7,510            7.67                      7.36
 2002                        1,687            4.82                      2.82
 Partners MidCap
 Growth I
 2004                       20,352           14.81                     10.62
 Partners MidCap Value
 2004                        4,825            1.11                      1.24
 2003                        1,176            0.62                      0.80
 2002                          859            1.16                      1.01
 Partners MidCap Value
 I
 2004                       11,123            3.89                      4.10
 Partners SmallCap
 Blend
 2004                      141,341           31.48                     46.42
 2003                          795            3.48                      6.38
 Partners SmallCap
 Growth I
 2004                       18,611            6.69                      9.13
 2003                       69,208            8.96                      8.04
 2002                       22,835            7.37                      7.05
 Partners SmallCap
 Growth II
 2004                        7,225            1.34                      1.05
 2003                          950            0.26                      0.17
 2002                          267            0.89                      0.41
 Partners SmallCap
 Growth III
 2004                        3,719           56.45                     62.16
 Partners SmallCap
 Value
 2004                        1,220             .04                      0.36
 2003                        5,226            1.71                      1.54
 2002                        2,705            0.92                      0.67
 Partners SmallCap
 Value I
 2004                        4,056            2.26                      1.78
 2003                        4,898            4.15                      4.79
 Real Estate
 Securities
 2004                       31,044            4.76                      2.33
 2003                        6,250            2.39                      1.79
 2002                        1,885            2.60                      1.62
 SmallCap Blend
 2004                        4,875            1.52                      1.34
 2003                        8,737            3.59                      2.09
 2002                        1,368            1.40                      1.01
 SmallCap Growth
 2004                        4,746            2.68                      2.70
 2003                       10,579            4.74                      4.46
 2002                        9,037            5.42                      5.07
 SmallCap S&P 600
 Index
 2004                        1,607            3.16                      3.67
 SmallCap Value
 2004                       14,955            4.75                      3.26
 2003                       20,677            9.48                      6.94
 2002                        5,433            5.76                      4.62




58                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               59
www.principal.com

                                   COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                        171              0.03                     0.02
 International Growth
 2004                        738              0.04                     0.02
 Partners
 International
 2004                         29              0.01                     0.01


                                     COMMISSIONS PAID TO JP MORGAN/CHASE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                         754             0.12                     0.12
 Partners
 International
 2004                         263             0.12                     0.10
 Partners LargeCap
 Blend
 2002                         485             0.27                     0.14
 Partners LargeCap
 Blend I
 2004                          81             0.80                     0.51
 Partners LargeCap
 Growth I
 2004                         279             0.01                     0.01
 Partners LargeCap
 Growth II
 2004                       2,273             0.94                     0.55
 Partners MidCap
 Growth
 2002                          65             0.18                     0.08
 Partners MidCap Value
 2004                       3,455             0.79                     0.74
 Partners SmallCap
 Growth I
 2004                      16,485             5.93                     5.29
 Partners SmallCap
 Growth II
 2004                       5,330             0.99                     0.30
 SmallCap Blend
 2004                          83             0.03                     0.05


                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                            7            0.02                      0.01
 2003                          279            0.77                      0.23
 Diversified
 International
 2004                       33,645            5.52                      5.12
 2003                        8,562            3.28                      2.11
 2002                       10,642            7.44                      6.53
 International
 Emerging Markets
 2004                       21,088            7.19                      5.25
 2003                        9,527            8.76                      6.50
 2002                       11,684           11.67                      8.44
 International Growth
 2004                      127,778            6.31                      7.39
 2003                        7,019            1.24                      0.26
 2002                       27,387            7.65                      5.57
 LargeCap Growth
 2004                        1,788            0.92                      0.92
 2003                        1,202            1.26                      0.61
 2002                          313            0.66                      0.49
 LargeCap Value
 2004                        9,656            1.47                      1.55
 2003                        6,322            1.94                      1.07
 2002                        4,856            3.80                      3.02
 MidCap Blend
 2004                        2,946            1.88                      1.61
 2003                        1,621            2.37                      1.75
 2002                        1,068            2.94                      2.56
 MidCap Growth
 2004                        2,584            1.24                      1.49
 2003                          813            1.11                      0.98
 2002                        2,290            3.12                      2.60
 MidCap Value
 2004                        6,036            1.32                      1.46
 2003                        3,900            1.75                      1.42
 2002                        3,886            3.69                      2.69
 Partners
 International
 2004                       11,259            5.30                      4.10
 Partners LargeCap
 Blend
 2004                       16,265            1.52                      0.78
 2003                          620            0.14                      0.19
 2002                        4,546            2.54                      1.34
 Partners LargeCap
 Blend I
 2004                           35            0.34                      0.39
 2002                          163            0.60                      0.28
 Partners LargeCap
 Growth
 2004                           14            0.06                      0.04
 2003                          122            0.76                      0.43
 Partners LargeCap
 Growth I
 2004                       53,955            2.20                      2.15
 2003                       55,482            2.91                      2.95
 2002                       33,079            2.70                      2.17
 Partners LargeCap
 Growth II
 2004                        1,103            0.46                      0.35
 2003                           44            0.05                      0.03
 2002                           36            0.23                      0.14
 Partners LargeCap
 Value
 2004                        1,888            0.13                      0.03
 Partners LargeCap
 Value I
 2004                          212            3.64                      2.32
 Partners MidCap
 Growth
 2004                        3,576            1.63                      1.36
 2003                        1,207            1.23                      1.02
 2002                        1,474            4.21                      2.30
 Partners MidCap
 Growth I
 2004                        8,032            5.84                      3.29
 Partners MidCap Value
 2004                        7,211            1.66                      1.55
 2003                        1,357            0.71                      0.71
 2002                        1,006            1.36                      1.33
 Partners MidCap Value
 I
 2004                       10,363            3.62                      2.60
 Partners SmallCap
 Blend
 2004                        2,715            0.60                      0.68
 2003                           99            0.43                      0.25
 Partners SmallCap
 Growth I
 2004                        5,301            1.91                      3.71
 2003                       37,045            4.79                      3.98
 2002                       12,502            4.03                      4.33
 Partners SmallCap
 Growth II
 2004                        4,120            0.76                      0.48
 2003                          315            0.09                      0.03
 2002                          240            0.80                      0.40
 Partners SmallCap
 Growth III
 2004                        1,461           22.18                     14.72
 Partners SmallCap
 Value
 2002                        1,805            0.62                      0.42
 Real Estate
 Securities
 2004                        5,365            0.82                      0.70
 2003                        5,775            2.21                      1.44
 2002                        2,925            4.03                      1.82
 SmallCap Blend
 2004                        1,006            0.31                      0.26
 2003                          447            0.18                      0.11
 2002                          118            0.12                      0.11
 SmallCap Growth
 2004                        2,423            1.37                      0.82
 2003                        2,947            1.32                      1.21
 2002                        5,445            3.27                      2.69
 SmallCap S&P 600
 Index
 2004                          152            0.30                      0.10
 SmallCap Value
 2004                        3,732            1.19                      1.41
 2003                        3,343            1.53                      1.17
 2002                        3,421            3.63                      2.60




60                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               61
www.principal.com

                             COMMISSIONS PAID TO JARDINE FLEMING SECURITIES LTD.
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 International Growth
 2002                       3,551             0.99                     0.66


                                     COMMISSIONS PAID TO LEHMAN BROTHERS
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                        1,394            3.50                      2.92
 2003                          358            0.99                      1.10
 Diversified
 International
 2004                       44,076            7.23                      6.35
 2003                        6,892            2.64                      2.24
 International
 Emerging Markets
 2004                        4,313            1.47                      1.60
 2003                          394            0.36                      0.39
 International Growth
 2004                      200,059            9.89                      8.50
 2003                        7,585            1.34                      0.88
 LargeCap Growth
 2004                        7,636            3.93                      3.94
 2003                        7,387            7.76                      6.15
 LargeCap S&P 500
 Index
 2004                       61,951           42.89                     30.09
 2003                      159,691           89.15                     73.24
 LargeCap Value
 2004                       50,432            7.67                      7.15
 2003                       17,876            5.48                      6.11
 MidCap Blend
 2004                        9,947            6.35                      5.61
 2003                        4,018            5.88                      4.63
 MidCap Growth
 2004                       15,283            7.31                      6.55
 2003                        2,462            3.35                      2.95
 MidCap S&P 400 Index
 2004                        4,786           31.49                     32.04
 2003                       14,737           90.71                     85.41
 MidCap Value
 2004                       22,858            5.01                      4.99
 2003                       13,967            6.26                      6.27
 Partners
 International
 2004                       14,506            6.83                      5.90
 Partners LargeCap
 Blend
 2004                      100,040            9.36                     18.30
 2003                       41,793            9.52                     13.33
 Partners LargeCap
 Blend I
 2004                          351            3.47                      2.19
 2003                           68            0.41                      0.63
 Partners LargeCap
 Growth
 2004                          346            1.60                      1.56
 2003                          328            2.04                      1.65
 Partners LargeCap
 Growth I
 2004                      153,167            6.25                      5.49
 2003                      120,318            6.30                      7.07
 Partners LargeCap
 Growth II
 2004                          575            0.24                      0.11
 2003                        1,863            1.92                      0.91
 Partners LargeCap
 Value
 2004                          401            0.03                      0.05
 2003                        5,355            0.41                      0.12
 Partners LargeCap
 Value I
 2004                           55            0.94                      0.54
 Partners MidCap
 Growth
 2004                       16,530            7.53                      7.03
 2003                        5,420            5.54                      5.49
 Partners MidCap
 Growth I
 2004                        2,813            2.05                      1.49
 Partners MidCap Value
 2004                       90,905           20.91                     21.33
 2003                          582            0.31                      0.32
 Partners MidCap Value
 I
 2004                       14,344            5.01                      5.37
 Partners SmallCap
 Blend
 2004                       22,992            5.12                      2.91
 2003                          764            3.35                      2.42
 Partners SmallCap
 Growth I
 2004                       20,750            7.46                      7.29
 2003                       46,296            5.99                      4.99
 Partners SmallCap
 Growth II
 2004                       11,440            2.12                      1.29
 2003                        3,055            0.84                      0.57
 Partners SmallCap
 Growth III
 2004                           25            0.38                      0.61
 Partners SmallCap
 Value
 2004                        6,080            1.98                      1.65
 2003                        9,600            3.15                      3.29
 Partners SmallCap
 Value I
 2004                        2,323            1.29                      1.05
 2003                        1,308            1.11                      0.93
 Real Estate
 Securities
 2004                       73,885           11.32                     19.74
 2003                       40,304           15.43                     12.87
 SmallCap Blend
 2004                        8,785            2.73                      2.43
 2003                        6,745            2.77                      2.37
 SmallCap Growth
 2004                       12,649            7.15                      8.31
 2003                       13,585            6.08                      5.16
 SmallCap S&P 600
 Index
 2004                       25,705           50.47                     44.08
 2003                       37,293           87.46                     72.70
 SmallCap Value
 2004                       18,235            5.79                      6.46
 2003                       10,107            4.64                      4.13




62                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               63
www.principal.com

                                 COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                          715            1.80                      0.69
 2003                          193            0.53                      0.84
 Diversified
 International
 2004                       49,229            8.08                      7.09
 2003                       20,845            7.99                      8.98
 2002                       16,162           11.29                     10.90
 International
 Emerging Markets
 2004                       40,269           13.73                     14.03
 2003                       14,816           13.62                     16.41
 2002                       14,587           14.57                     16.32
 International Growth
 2004                      102,879            5.08                      3.91
 2003                       24,420            4.32                     10.19
 2002                       17,409            4.86                      3.13
 LargeCap Growth
 2004                        2,628            1.35                      1.82
 2003                        2,056            2.16                      2.22
 2002                        8,179           17.17                     22.05
 LargeCap S&P 500
 Index
 2004                        1,144            0.79                      0.79
 2003                           64            0.04                      0.10
 LargeCap Value
 2004                       34,117            5.19                      8.50
 2003                       27,057            8.30                     10.88
 2002                       17,625           13.80                     18.30
 MidCap Blend
 2004                       12,839            8.20                     13.48
 2003                        1,703            2.49                      6.04
 2002                        2,785            7.68                     12.09
 MidCap Growth
 2004                        4,991            2.39                      2.49
 2003                        3,882            5.28                      8.94
 2002                        6,972            9.50                     12.99
 MidCap S&P 400 Index
 2004                           96            0.63                      0.62
 MidCap Value
 2004                       19,405            4.25                      6.66
 2003                       18,517            8.30                     10.03
 2002                        8,005            7.60                      8.73
 Partners
 International
 2004                       15,982            7.52                      6.08
 Partners LargeCap
 Blend
 2004                       51,587            4.83                      2.67
 2003                       19,501            4.44                      4.17
 2002                        8,251            4.60                      3.75
 Partners LargeCap
 Blend I
 2004                        1,714           16.91                     28.38
 2003                          922            5.57                     12.61
 2002                        4,900           17.97                     18.21
 Partners LargeCap
 Growth
 2004                          795            3.68                      2.66
 2003                        5,768           35.88                     41.88
 Partners LargeCap
 Growth I
 2004                        9,275            0.38                      0.43
 2003                        3,467            0.18                      0.18
 2002                      123,127           10.04                     13.81
 Partners LargeCap
 Growth II
 2004                        3,096            1.28                      1.28
 2003                        5,281            5.44                      5.94
 2002                          713            4.53                      3.94
 Partners LargeCap
 Value
 2003                       12,582            0.97                      0.51
 Partners LargeCap
 Value I
 2004                          207            3.55                      1.58
 Partners MidCap
 Growth
 2004                        4,920            2.24                      2.06
 2003                        3,538            3.61                      3.54
 2002                          901            2.58                      2.02
 Partners MidCap
 Growth I
 2004                        6,297            4.58                      5.81
 Partners MidCap Value
 2004                        4,725            1.09                      1.15
 2003                        1,234            0.65                      0.44
 Partners MidCap Value
 I
 2004                       20,186            7.05                      6.83
 Partners SmallCap
 Blend
 2004                       19,996            4.45                      3.09
 2003                          942            4.13                      2.89
 Partners SmallCap
 Growth I
 2004                       16,074            5.78                      5.38
 2003                       38,013            4.92                      3.58
 2002                          892            0.29                      0.27
 Partners SmallCap
 Growth II
 2004                       15,281            2.83                      2.64
 2003                       34,670            9.53                      8.19
 2002                          705            2.35                      1.96
 Partners SmallCap
 Growth III
 2004                           40            0.61                      0.40
 Partners SmallCap
 Value
 2004                        7,845            2.55                      2.44
 2003                        3,175            1.04                      1.48
 2002                        3,465            1.18                      0.80
 Partners SmallCap
 Value I
 2004                       15,622            8.71                      9.04
 2003                        7,011            5.93                      5.76
 Real Estate
 Securities
 2004                       14,994            2.30                      4.41
 2003                        6,740            2.58                      5.94
 2002                        5,230            7.20                      4.34
 SmallCap Blend
 2004                        9,516            2.96                      2.04
 2003                        6,522            2.68                      2.40
 2002                       23,214           23.72                     30.46
 SmallCap Growth
 2004                       10,379            5.87                      7.46
 2003                       30,874           13.83                     16.00
 2002                       11,041            6.62                      6.97
 SmallCap S&P 600
 Index
 2004                          596            1.17                      2.08
 2003                           69            0.16                      0.49
 SmallCap Value
 2004                       14,495            4.60                      4.76
 2003                       14,620            6.71                      6.82
 2002                        9,305            9.87                     15.70




64                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               65
www.principal.com

                               COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                       1,365             0.13                     0.05
 Partners MidCap Value
 I
 2004                       1,547             0.54                     2.31
 Partners SmallCap
 Value I
 2004                       3,680             2.05                     1.29


                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                        2,915            0.15                      0.15
 2002                        6,594            0.54                      0.75
 Partners MidCap Value
 2004                        7,790            1.79                      2.04
 2003                      125,416           66.00                     65.70
 2002                       50,061           67.59                     66.58
 Partners SmallCap
 Growth I
 2003                       37,405            4.84                      3.99
 2002                       56,539           18.25                     22.09
 Partners SmallCap
 Value I
 2003                          195            0.17                      0.07




66                                               Principal Investors Fund
                                                          1-800-547-7754

                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                        4,965           12.48                      7.51
 2003                        7,122           19.63                     11.38
 Diversified
 International
 2004                          867            0.14                      0.14
 2002                        2,087            1.46                      1.66
 International Growth
 2004                        1,277            0.06                      0.04
 2002                        3,029            0.85                      0.12
 LargeCap Growth
 2004                       16,900            8.70                     10.84
 2003                        8,178            8.59                     10.71
 2002                        1,012            2.12                      2.40
 LargeCap Value
 2004                        3,983            0.61                      0.50
 2003                       15,434            4.74                      4.66
 2002                        4,050            3.17                      1.89
 MidCap Blend
 2004                        7,220            4.61                      5.21
 2003                        5,091            7.46                      8.08
 2002                        5,237           14.44                     15.16
 MidCap Growth
 2004                        8,455            4.04                      4.47
 2003                        8,295           11.28                     14.04
 2002                        8,045           10.97                     12.60
 MidCap S&P 400 Index
 2004                           79            0.52                      0.44
 MidCap Value
 2004                        5,605            1.23                      1.24
 2003                        6,339            2.84                      3.66
 2002                        1,636            1.55                      1.44
 Partners
 International
 2004                          330            0.16                      0.12
 Partners LargeCap
 Blend
 2004                       11,745            1.10                      0.82
 2002                          100            0.06                      0.03
 Partners
 LargeCap Blend I
 2004                          185            1.83                      0.66
 2003                           60            0.36                      0.21
 2002                           96            0.35                      0.24
 Partners LargeCap
 Growth
 2003                           43            0.26                      0.28
 Partners LargeCap
 Growth I
 2004                       52,359            2.14                      1.62
 2003                       31,723            1.66                      1.68
 2002                       23,080            1.88                      1.71
 Partners LargeCap
 Growth II
 2004                       10,027            4.15                      2.54
 2003                        1,488            1.53                      0.80
 2002                          360            2.29                      0.92
 Partners LargeCap
 Value
 2004                      992,248           69.01                     68.44
 2003                      821,584           63.30                     65.57
 2002                      865,585           95.40                     96.23
 Partners MidCap
 Growth
 2003                          362            0.37                      0.39
 2002                          470            1.34                      1.16
 Partners MidCap Value
 2004                       16,204            3.73                      3.30
 2003                        2,560            1.35                      0.83
 2002                        2,360            3.19                      3.19
 Partners MidCap Value
 I
 2004                       10,118            3.53                      3.28
 Partners SmallCap
 Blend
 2004                           25            0.01                      0.00
 Partners SmallCap
 Growth I
 2003                          515            0.07                      0.06
 2002                        1,945            0.63                      0.75
 Partners SmallCap
 Growth II
 2004                           85            0.02                      0.01
 2003                        2,980            0.82                      0.78
 2002                           60            0.20                      0.20
 Partners SmallCap
 Value
 2004                        1,318            0.43                      0.74
 Partners SmallCap
 Value I
 2004                        1,431            0.80                      0.60
 2003                        4,977            4.21                      4.30
 Real Estate
 Securities
 2003                        2,010            0.77                      0.62
 2002                          695            0.96                      1.31
 SmallCap Blend
 2004                       36,320           11.31                     14.24
 2002                        1,052            1.08                      0.96
 SmallCap Growth
 2004                        1,556            0.88                      1.30
 2003                        4,779            2.14                      2.63
 2002                        3,467            2.08                      2.35
 SmallCap S&P 600
 Index
 2004                           40            0.08                      0.13
 SmallCap Value
 2004                        1,538            0.49                      0.71
 2003                        2,209            1.01                      1.70
 2002                        1,031            1.09                      1.03




Principal Investors Fund                                               67
www.principal.com

                                  COMMISSIONS PAID TO SPEAR, LEEDS & KELLOGG
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                       1,044             0.10                     0.16
 Partners LargeCap
 Blend I
 2004                         252             2.49                     5.97
 2003                         162             0.98                     3.32
 Partners LargeCap
 Growth I
 2004                          63             0.00                     0.03
 2002                       9,190             0.75                     0.78
 2001                           9             0.08                     0.01
 Partners LargeCap
 Growth II
 2004                      13,370             5.53                     8.65
 2003                       1,418             1.46                     3.92
 Partners MidCap
 Growth
 2004                       5,523             2.52                     5.07
 2002                         796             2.28                     1.57
 2001                         121             0.37                     0.41
 Partners MidCap Value
 2004                         310             0.07                     0.05
 Partners SmallCap
 Blend
 2004                         124             0.03                     0.04
 Partners SmallCap
 Growth I
 2002                         716             0.23                     0.20
 Partners SmallCap
 Growth II
 2004                       1,520             0.28                     0.11
 Partners SmallCap
 Value
 2002                       4,210             1.44                     0.79




68                                               Principal Investors Fund
                                                          1-800-547-7754

                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Preferred Securities
 2004                      160,934           100.00                   100.00
 2003                      123,618           100.00                   100.00
 2002                       18,937           100.00                   100.00


                                  COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth
 2003                           4             0.02                     0.01
 Partners LargeCap
 Growth I
 2002                       6,714             0.55                     0.74
 Partners MidCap
 Growth
 2004                         314             0.14                     0.09
 2003                         106             0.11                     0.08
 Partners SmallCap
 Growth II
 2004                         115             0.02                     0.01
 Partners SmallCap
 Value I
 2004                          54             0.03                     0.08
 2003                         290             0.25                     0.17


                                    COMMISSIONS PAID TO UBS SECURITIES LLC
                                    --------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                        2,022            5.08                      5.73
 2003                          884            2.44                      6.92
 Diversified
 International
 2004                       94,095           15.44                     18.62
 2003                       30,896           11.84                     10.18
 2002                       12,392            8.66                      8.43
 International
 Emerging Markets
 2004                       34,207           11.66                     14.42
 2003                       14,651           13.47                     14.65
 2002                       10,532           10.52                     11.46
 International Growth
 2004                      247,510           12.23                     17.36
 2003                       45,946            8.13                      6.87
 2002                       42,997           12.00                      7.82
 LargeCap Growth
 2004                        4,136            2.13                      2.13
 2003                        4,697            4.94                      5.45
 2002                          313            0.66                      0.52
 LargeCap S&P 500
 Index
 2004                        1,867            1.29                      1.27
 LargeCap Value
 2004                       66,694           10.14                     14.20
 2003                       37,193           11.41                     15.10
 2002                        6,586            5.16                      5.81
 MidCap Blend
 2004                       21,565           13.78                     19.01
 2003                        4,574            6.70                      8.30
 2002                          622            1.72                      1.58
 MidCap Growth
 2004                       14,723            7.04                      9.72
 2003                        5,852            7.96                      8.19
 2002                        1,670            2.28                      3.68
 MidCap S&P 400 Index
 2004                          586            3.86                      3.58
 MidCap Value
 2004                       52,745           11.56                     14.44
 2003                       22,722           10.19                      9.57
 2002                        4,829            4.59                      4.03
 Partners
 International
 2004                       21,542           10.14                     10.54
 Partners LargeCap
 Blend
 2004                       75,820            7.10                      5.00
 2003                       11,193            2.55                      1.19
 2002                          130            0.07                      0.08
 Partners
 LargeCap Blend I
 2004                          160            1.58                      1.16
 2003                          165            1.00                      0.42
 2002                          318            1.16                      0.76
 Partners LargeCap
 Growth
 2004                          426            1.98                      1.69
 2003                          169            1.05                      1.85
 Partners LargeCap
 Growth I
 2004                      105,387            4.30                      4.49
 2003                      160,860            8.43                      8.54
 2002                       62,482            5.09                      4.04
 Partners LargeCap
 Growth II
 2004                        2,318            0.96                      0.49
 2003                        1,615            1.66                      0.97
 2002                          399            2.54                      1.26
 Partners LargeCap
 Value
 2004                       46,454            3.23                      3.94
 Partners LargeCap
 Value I
 2004                           70            1.20                      0.97
 Partners MidCap
 Growth
 2004                          967            0.44                      0.35
 2003                        1,220            1.25                      0.83
 2002                        1,118            3.20                      1.77
 Partners MidCap Value
 2004                        9,142            2.10                      1.96
 2003                        1,904            1.00                      1.23
 2002                        1,208            1.63                      2.26
 Partners MidCap Value
 I
 2004                       18,818            6.57                      4.78
 Partners SmallCap
 Blend
 2004                        3,960            0.88                      0.81
 Partners SmallCap
 Growth I
 2004                       19,319            6.95                      7.34
 2003                       12,827            1.66                      1.42
 2002                       19,873            6.41                      5.11
 Partners SmallCap
 Growth II
 2003                        9,093            2.50                      2.22
 2002                           70            0.23                      0.11
 Partners SmallCap
 Growth III
 2004                          321            4.87                      5.06
 Partners SmallCap
 Value
 2004                        2,550            0.83                      0.28
 2003                        8,060            2.64                      2.38
 2002                       10,514            3.59                      3.16
 Partners SmallCap
 Value I
 2004                        8,374            4.67                      2.48
 2003                        4,008            3.39                      2.61
 Real Estate
 Securities
 2004                       41,888            6.42                      5.61
 2003                        6,920            2.65                      2.39
 2002                        1,508            2.08                      1.57
 SmallCap Blend
 2004                       20,016            6.23                      8.45
 2003                        5,855            2.41                      4.77
 2002                          443            0.45                      0.25
 SmallCap Growth
 2004                       12,301            6.95                     16.23
 2003                       12,270            5.50                      8.08
 2002                        3,652            2.19                      2.10
 SmallCap S&P 600
 Index
 2004                          732            1.44                      2.37
 2003                           25            0.06                      0.18
 SmallCap Value
 2004                       18,328            5.82                      7.85
 2003                       21,423            9.83                     11.78
 2002                        4,075            4.32                      3.34




Principal Investors Fund                                               69
www.principal.com

70                                               Principal Investors Fund
                                                          1-800-547-7754

ORDER ALLOCATION
The Manager acts as investment advisor for each of the funds sponsored by Principal Life. The Sub-Advisor places orders to trade portfolio securities for each of the Funds. The following describes the process used by the Sub-Advisor in allocating securities among its clients and/or accounts it manages.

Disciplined LargeCap Blend, Diversified International, International Growth,
----------------------------------------------------------------------------
International Emerging Markets, LargeCap Growth, LargeCap S&P 500, LargeCap
---------------------------------------------------------------------------
Value, MidCap Blend, MidCap Growth, MidCap S&P 400, MidCap Value, SmallCap
--------------------------------------------------------------------------
Blend, SmallCap Growth, SmallCap S&P 600 and SmallCap Value Funds
-----------------------------------------------------------------
If, in carrying out the investment objectives of the Funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Funds and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Funds (or, in the case of a Sub-Advisor, the various Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's (or, in the case of a Sub-Advisor, each Fund's or other client account's) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for funds (or, in the case of a Sub-Advisor, Funds and other client accounts) participating in an aggregate or "bunched" order will be placed into those Funds and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.


Principal Investors Fund                                               71
www.principal.com

If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.


The Sub-Advisor expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Sub-Advisor considers the account's investment style, investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO order. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for clients of the Sub-Advisor are insufficient to provide a meaningful allocation to each participating account. In such cases, the Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.


Partners International and Partners MidCap Growth II
----------------------------------------------------
All orders for the purchase or sale of portfolio securities are placed on behalf of each Fund by FMR pursuant to authority contained in the sub-advisory agreement. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM.


Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both over-the-counter (OTC) securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.


Securities may be purchased from underwriters at prices that include underwriting fees.


Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.


Futures transactions are executed and cleared through FCMs who receive compensation for their services.


Each Fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the Funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.


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Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR nor a Fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.


Brokers or dealers that execute transactions for a Fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a Fund to pay such higher compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the Fund or FMR's overall responsibilities to the Fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the Fund and other investment companies and investment accounts; however, each product or service received may not benefit the Fund.


FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR trades with its affiliated brokers on an execution-only basis.


FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.


The Board of Directors has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the Funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR or Principal Management Corporation affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.


When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each Fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Board of Directors that the desirability of retaining FMR as investment adviser to each Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


Partners LargeCap Blend Fund I
------------------------------
Wellington Management has developed an allocation policy to assure fair treatment of all clients in situations where two or more clients' accounts participate simultaneously in a buy or sell program involving the same security. Essentially, this policy is structured on the basis of pro rata allocation per client account based upon order size as determined by the portfolio manager at the time of order entry: the belief being that in most instances a pro rata allocation will assure fairness. However, the policy recognizes that no rigid formula will always lead to a fair and reasonable result, and that a degree of flexibility to adjust to specific circumstances is necessary. Therefore, under certain circumstances, allocation on a basis other than strictly pro rata or based on order size is permitted if it is believed that such allocation is fair and reasonable. The overriding principle to be followed is to be fair and reasonable to all clients based upon client investment objectives and policies and to avoid the appearance of favoritism or discrimination among clients.


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Portfolio managers must specify a specific amount of shares or number of bonds for each identified account at the time the order is placed. Except as noted, the executed portion of a transaction through a specific broker or dealer on the same trading day, combining two or more accounts regardless of the portfolio manager involved, will be allocated on a pro rata basis (to the nearest round trading lot). Each account involved would receive a percentage of the executed portion of the order based upon each account's percentage of the entire order. This procedure will apply to all accounts which are participating in the execution under the same trading circumstances (price limits, approximate time of entry, etc.). The allocations will be made at the average execution price calculated to three decimal places, or at prices mathematically closest to the average price. Wellington Management will make every effort to use a single average price in such allocations, and has the responsibility for all necessary documentation. Exceptions to these general policies include changes in the price limits on the part of the portfolio manager and situations where the size of a combined order appears to be unobtainable in relation to current trading activity.


Allocation of private placement securities begins with a determination of which accounts are permitted to participate based upon regulatory constraints and account guidelines and restrictions, including liquidity considerations. Thereafter, the principles of the general allocation policy applies to all eligible accounts for which portfolio managers express an interest.


When there are news events or a sense of urgency to trade, in the interest of fairness and to provide an opportunity for best execution of the entire order, Wellington Management's Trading Desk will make every effort to contact all appropriate managers. Incoming orders are placed on an equal time basis in calculating the pro rata allocations and the average price, provided that the time lapses between contact and order receipt appear reasonable in relation to the decision-making process on the part of the portfolio managers involved.


Direct trading between accounts is carried out under the provisions of S.E.C. Rule 17(a)-7, which stipulates that the price be equal to the last independent trade on a registered stock exchange or recognized market, and also that the transaction is consistent with the policy of each account involved. Also, no brokerage commission or other remuneration is to be paid in connection with the transaction, except the customary transfer fees.


If the security is traded over-the-counter, the same procedures will apply except that the price will be determined by the mean between the highest recorded bid and the lowest recorded offering.


Partners MidCap Growth
----------------------
In accordance with the terms of the sub-advisory agreement, Turner places and executes orders for the purchase and sale of portfolio securities for the Partners MidCap Growth. In general, investment decisions of each of Turner's
----------------------  ----------------------------------------------------
clients (or a group of clients with a similar investment mandate) are made
--------------------------------------------------------------------------
independently from those of other client accounts and are made with specific
----------------------------------------------------------------------------
reference to the individual needs and objectives of each account (or group of
-----------------------------------------------------------------------------
accounts). Despite the independent nature of the decision making process,
-------------------------------------------------------------------------
investment decisions frequently result in multiple accounts trading in the same
-------------------------------------------------------------------------------
security at the same time. To the extent more than one client account seeks to
------------------------------------------------------------------------------
acquire the same security at the same time, it may not be possible to acquire a
-------------------------------------------------------------------------------
sufficiently large number of shares of the security, or Turner may have to pay a
--------------------------------------------------------------------------------
higher price. Similarly, clients may not be able to obtain as high a price for,
-------------------------------------------------------------------------------
or as large an execution of, or order to sell a particular security when Turner
-------------------------------------------------------------------------------
is acting for more than one account at the same time. Thus, it is inevitable
----------------------------------------------------------------------------
that at times it will be desirable to acquire or dispose of the same security
-----------------------------------------------------------------------------
for more than one client in an aggregated block transaction. Turner expects that
--------------------------------------------------------------------------------
commission paid to brokers and overall execution costs for blocked trades will
------------------------------------------------------------------------------
generally be equivalent to or lower than those that would prevail had the trades
--------------------------------------------------------------------------------
not been executed in a blocked fashion.
---------------------------------------

Turner's trading policy had been designed to ensure that buy and sell opportunities are allocated fairly among clients and that, over time, all clients are treated equitably. This policy also seeks to ensure reasonable efficiency in client transactions and to provide portfolio managers with the flexibility to use allocation methodologies that are appropriate to their investment style and client base.


Turner has developed an allocation system for limited opportunities, including block orders that cannot be filed in one day and IPOs. The allocation of limited supply securities generally will be made to eligible accounts in a manner designed to be fair and equitable. Allocation of all partially filled trades will be done pro rata with each account receiving a 50 basis point allocation (rounded to the nearest share round lot that approximates 50 basis point based


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on the account's net assets). This process will continue until all accounts receive their allocation or until all shares are allocated to as many accounts as possible. Not all clients may get shares of each IPO. If the last client to get shares receives less than a full allocation, that account will be the first client eligible on the rotation list for the next IPO and the rotation process will continue until that client receives close to or exactly 50 basis points. Allocation exceptions may be made if documented and approved in a timely fashion by the firm's compliance department.


Turner may engage in trades of the same security for different clients, including clients in which officers and employees of Turner have an interest (proprietary accounts), at different times during a business day. When feasible, all such trades sent within the same hour are blocked and/or averaged, and clients receive the same or an averaged price. However, under certain limited circumstances, trades are not blocked or averaged. These circumstances include where Turner has been directed to use a particular broker or dealer. Such trades may be made for proprietary accounts and may produce prices that are higher or lower than those effected under Turner's regular trading procedures.


Partners LargeCap Blend and Partners LargeCap Growth I
------------------------------------------------------
T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering (such as IPOs) or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative size of the participating client portfolios or the relative size of the participating client's order depending upon the market involved. In allocating trades made on a combined basis, the trading desk seeks to achieve the same net unit price of the securities for each participating client. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro rata basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimis positions; (iii) to give priority to accounts with specialized investment policies and objectives; and
(iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure).

Partners LargeCap Growth II and Partners LargeCap Value II
----------------------------------------------------------
American Century Investments has a written policy for the aggregation of portfolio transactions in order to minimize the risk that any portfolio could be systematically advantaged or disadvantaged in connection with such aggregation and to ensure that all clients are treated fairly in the aggregation and allocation of portfolio transactions. IPO allocations are calculated on a pro rata basis by client order size, set by the indication of the largest portfolio by asset size. The policy contemplates that IPO allocations may be subject to adjustment for round lot size, minimum order size, suitability or fundamental restrictions. In any case, American Century's trading desk seeks to achieve the same net price and an equitable allocation for all participating portfolios.

Partners LargeCap Value and Partners SmallCap Growth I
------------------------------------------------------
In carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other account managed by Alliance or Bernstein. The Sub-Advisor's allocation and executions policies are designed to assist it in providing clients with money management on an individual basis. In circumstances where other units of Alliance are placing orders for the same securities as the Sub-Advisor, order executions may not be coordinated. Prior to determining which accounts should participate in a potential purchase or sale of blocks of securities during a trading day, in addition to prevailing market conditions, the Sub-Advisor considers: 1) for purchases: a) whether the security is appropriate for all accounts or a certain category of accounts; b) whether the security is appropriate for all accounts, though in varying percentages for each account; or
c) whether the security is appropriate for a certain category of accounts, and
2) for sales: a) whether the security should not be owned by any of its client accounts; b) whether the security should be owned in lesser percentages for each account or a certain category of accounts; or c) whether the Sub-Advisor intends to liquidate a position for tax purposes for those clients requiring a gain or loss. Where the Sub-Advisor determines to sell a security regardless of tax considerations, both taxable and tax-exempt accounts are eligible for sale contemporaneously. In those situations where tax gains influence the sale, securities in the tax-exempt accounts will usually be placed for sale first, as additional time is needed to consider the tax implications for each taxable account. Conversely, when tax losses influence the sale, the Sub-Advisor may prioritize taxable clients first as the loss has a specific impact in a given year. When orders are generated, the decision as to which accounts should participate, and in what amount, is based on the


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type of security, the present or desired structure of the portfolio, the nature of the account's goals and tolerance for risk, the tax status, and the permitted investment techniques. As a result, the Sub-Advisor may have different price limits at which it would desire to purchase or sell a security for different accounts. The Sub-Advisor's portfolio-information system, portfolio reports and quality control reports permit it to consider and weigh these factors as appropriate.

Upon execution of an order, the appropriate amounts and prices are recorded for each account. The Sub-Advisor's Trading and Technical Group records the specific accounts that may participate in a proposed execution of U.S. equity orders. The pending orders on these accounts are then used as a basis for the allocations of executed orders. U.S. equity orders for accounts for which the Sub-Advisors' affiliated broker-dealer, Sanford C. Bernstein & Co., LLC ("SCB LLC") executes transactions and accounts that utilize other brokers are executed on a proportional basis. Among the accounts that direct brokerage to firms other than SCB LLC, the priority of the orders is generally determined on a random basis. This procedure may vary depending on factors such as purchase or sale opportunities among brokers selected by the clients, the size of the order and timing considerations.


Where SCB LLC executes transactions, at any particular time, all outstanding equity orders for investment management accounts for the same security at the same limit are treated equally. When such executions occur at different prices during the day, participating clients get the average price of all eligible executions in that security during the day. If all the orders for the same security have the same limit, or if all the executions satisfy the most restrictive limit, then all the executions are price-averaged for allocation to the orders. Otherwise, the orders are grouped according to limit. For each group, portions of each execution are chosen such that the average price of executions chosen for each group meets its limit, does not exceed the quantity ordered and comes closer to proportional allocation than any other distribution. If the amount that SCB LLC has been able to execute in the desired price range is not sufficient to fill all the orders, the total amount executed is allocated to the accounts on a mechanical basis as described below.


Accounts are generally divided into two categories: 1) those with equity equal to or greater than $5 million (including relationships with combined equity equal or greater than $5 million), and 2) those with equity less than $5 million. Accounts or account relationships falling into the first category will receive the appropriate partial allocation rounded to the nearest 100 shares if the result of the partial allocation is 1,000 shares or more. In any account or account relationship in this category where, as a result of the partial allocation, the account or account relationship would receive less than 1,000 shares, those accounts or account relationships are then chosen on a random basis to receive, if selected, the lesser of 1,000 shares or the number of shares remaining to be filled. Transactions for accounts or account relationships with equity of less than $5 million will be allocated on an all-or-nothing basis by random selection. This category of accounts and account relationships will receive roughly the percentage of the execution to which it is entitled as a whole (e.g. if this group represents 30% of the entire order, then approximately 30% of the shares executed will be allocated to the group). However, if there are shares remaining that would result in a partial allocation to an account with equity of less than $5 million, these shares will be allocated, if possible, to accounts with equity greater than $5 million if there are partials that have not been completed. To the extent that there are none, these shares will be allocated to one account with equity of less than $5 million, resulting in a partial allocation. While a defined relationship of accounts will generally be treated as a single trading entity from the standpoint of allocation, account-specific factors, such as differences in risk tolerance, tax considerations or permitted investment techniques, may make treatment of the relationship as an entity inappropriate.


For equity accounts, allocation may also be based on the following additional factors: 1) whether or not a client has an existing partial position in that particular security; 2) the tax status of the account, e.g. time constraints involved in reviewing tax consequences or effecting tax strategies; 3) the account's risk/reward goals; and 4) time constraints involved in reviewing guidelines which may prohibit certain allocations.


IPOs generally do not fall within the investment objectives of the Sub-Advisor's clients in its value services.


Partners LargeCap Growth
------------------------
When Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") places a trade for the same security or futures contract for more than one account, it is normal practice that such trades will be placed as a block.


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.. Execution of orders for clients who designate the use of particular brokers generally can not participate in block trades, and should generally be delayed until the execution of non-broker designated orders has been completed.
.. Execution of orders for any client who prohibits participation in block trades should generally be delayed until the execution of any block trade for the security.

Multiple Trades in the Same Security or Futures Contract
.. Intra-Day: When a security or futures contract is traded in more than one lot during a day, either all accounts trading shall participate in each lot, or an average price shall be obtained that is applicable to all accounts.
.. Multi-Day: When a security or futures contract is traded across multiple days, all accounts trading shall participate on each day, unless the record clearly demonstrates that the trading decisions were made independently.

The intended basis of allocation for a trade should be recorded prior to placing the order. When this is not practicable, the intended allocation will be recorded immediately thereafter


ALLOCATION - IPOS AND OTHER LIMITED OPPORTUNITY SECURITIES . Two important characteristics:
.. Because of the particularly limited nature of such offerings, each investment area / trading desk must be particularly diligent to ensure that these opportunities are allocated equitably among accounts eligible to participate. While account-specific trading is permitted for normal securities, it is generally expected that a trading desk will give consideration to all of its eligible accounts when it allocates an IPO or other limited opportunity.
.. If more than one GMO trading desk will participate in the opportunity, the trade must be allocated and executed on a coordinated basis.


PRINCIPLES OF LIMITED OPPORTUNITY ALLOCATIONS . GMO recognizes that each of the trading desks maintains its own relationships with brokers, dealers and other market participants, and that firms that have contacts with more than one of GMO's trading desks may view the groups as one or independently. GMO requires that trading desks deal honestly with their trading partners, making clear when statements or policies are specific to the desk or are meant to apply to GMO generally.


GMO recognizes that its trading desks sometimes participate in IPOs and other limited opportunities with different holding period strategies. GMO believes that both short and long holding period strategies can be legitimately pursued. GMO must promote a responsible and credible reputation in the investment community by providing only accurate and non-misleading information. In particular, if a trading desk provides information as to holding intention to the underwriter of a stock, the desk should be careful to speak only for itself if other areas of GMO may participate on a different basis.



ALLOCATION STANDARDS .

.. Each Investment Area is responsible for determining which of its accounts are appropriate for participation in IPOs and other limited opportunities.
.. Trading Desks are responsible for discovery and process management of their own IPOs and other limited opportunities. Only trading desks that have independently identified and selected an IPO or other opportunity may participate. Trading desks generally shall not participate in such opportunities because of the research or recommendation of another investment area of the firm.
.. Participation in the IPO or other opportunity must be consistent with the guidelines and other compliance limitations applicable to the account, and the strategy must otherwise be consistent with the account's investment objective and strategy.
.. Each trading desk must determine an intended allocation among its own eligible accounts.
.. Before submitting a subscription, a trading desk must determine if other trading desks are independently interested in participating. A reasonable time (considering the circumstances) should be allowed for other trading desks to determine target subscription amounts for each of that desk's accounts that will participate.
.. All accounts identified for participation shall be included in a consolidated subscription across trading desks. The intended allocation shall be pro-rata to each account's target.
.. Deviations from the consolidated subscription approach will be permitted only after consultation with Compliance.


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Preferred Securities
--------------------
If, in carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other accounts managed by the Sub-Advisor, Spectrum, at the same time, Spectrum may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). Spectrum may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, Spectrum shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the Fund and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling the Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for the Fund and other client accounts participating in an aggregate or "bunched" order will be placed into the Fund and other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases and sales of the same securities are to be made for two or more Funds or other accounts managed by Spectrum, Spectrum will frequently allocate the purchases and sales on a pro-rata basis, or may allocate the trades to individual accounts to address diversification issues raised by individual account guidelines and/or cash flows. Spectrum's allocation policies are designed such that no account will be favored over another account, Fund, or portfolio.


Spectrum expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. Spectrum will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


Spectrum does not purchase IPO's as part of its Preferred Stock strategy, and therefore will not purchase IPO's for the Fund or for any other account for which Spectrum manages a Preferred Stock strategy.


Partners LargeCap Value I and Partners SmallCap Growth II
---------------------------------------------------------
UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another. Allocations between the Fund and others are pro rated based on account size, relative to the outstanding order book for a given stock as of 3:00 pm Central time each day. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Sub-Advisor, however, the results of such procedures will, on the whole, be in the interest of each of its clients.

Partners SmallCap Value
-----------------------
Frequently, Ark Asset enters into "block" trades on behalf of its client accounts. Ark Asset's client accounts include separately managed accounts, pooled investment vehicles including Limited Liability Companies and Investment Companies for which Ark Asset acts as investment manager, and accounts of pension plans covering employees of Ark Asset. Ark Asset enters into such trades as part of its general trading policy designed to ensure that none of the its client accounts are favored over any other client account and to facilitate best execution.

Specifically, each client account (including the Fund) that participates in a block trade will participate at the average share price for all of Ark Asset's transactions in that security on that business day, entered into on behalf of the same group of client accounts. Securities purchased or sold in such a block trade are allocated to the relevant client accounts pro-rata, based on each client account's market value, subject to any specific restrictions imposed by Ark Asset's clients. However, Ark Asset normally excludes the accounts of pension plans covering employees of Ark Asset from block trades and trades on behalf of such pension plans subsequent to the completion of such block trades.


Ark Asset does not purchase IPOs as part of its SmallCap Value Strategy and therefore will not purchase IPOs on behalf of the Partners SmallCap Value Fund or any other of its client accounts which are invested in its SmallCap Value Strategy.


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Ark Asset does not trade on behalf of any client accounts with broker-dealer affiliates.


MidCap Value
------------

BHMS pools orders for multiple clients. The trades are allocation across all accounts participating in an order on a pro rata basis according to the underlying value of the portfolio. Exceptions to this include, but are not limited to, the following: 1) accounts underweighted in a security may receive a higher allocation to equilibrate with weightings in other accounts; 2) account(s) low in cash; 3) account(s) with a client directed restriction that prohibits purchase of a particular stock; 4) larger account(s) who cannot participate in the purchase of companies below a specified market capitalization; 5) account(s) that designate 100% of its commissions to one broker.(In that case, there may be circumstances (e.g., principal trade) which prevent BHMS from "stepping out" on that client's allocation. As such, that account will be excluded from that allocation.); 6) cases where BHMS has a large order by a limited supply of shares, BHMS will allocate the available shares to a few accounts, thus minimizing the custodial transaction cost to the client. In each such event, the account(s) receiving the allocation are picked randomly, assuring that all accounts at some point have the opportunity to participate in small allocations.

LargeCap Growth and MidCap Growth
---------------------------------
CCI may aggregate purchase and sale orders of securities held in a Fund's portfolio with similar orders being made simultaneously for other accounts managed by CCI, if in CCI's reasonable judgment, such aggregation shall result in an overall economic benefit of the Fund's account taking into consideration the advantageous purchase or selling price, brokerage commission and other expenses. Participation in the allocation is based on such considerations as investment objectives, restrictions, duration, availability of cash balances, the amount of existing holdings of similar securities, as well as other factors. Allocations generally are made at approximately the time of execution and before the end of the trading day. Subsequent reallocations may be made in unusual circumstances due to recognition of specific account restrictions.

Allocations of initial public offerings are generally made to participating clients on a rotational basis. IPOs are generally distributed among CCI's small cap and technology portfolios. IPOs are allocated to each account to reach the targeted weighting of the investment in the portfolio. If accounts are skipped in the rotational basis because of such factors as cash availability, size of investment opportunity or account restrictions, the account receives the next available opportunity. CCI's policy is to equitably distribute IPOs among its clients. CCI's Code of Ethics prohibits employees from receiving IPOs as personal investments, although the Private Funds may be included on the rotational list.


Partners SmallCap Value Fund II
-------------------------------


DIMENSIONAL FUND ADVISORS INC. ("DIMENSIONAL") . The general principals on which Dimensional's trade allocation procedures are based are:
.. fairness to clients both in priority of execution of orders and in the allocation of the price obtained in execution on block orders or trades; .. timeliness and efficiency in the execution of orders; and .. accuracy of the records both as to trade orders and maintenance of client account positions.

Dimensional performs investment advisory and investment management services for various clients and funds and may give advice and take action with respect to any of its clients which may differ from advice given or the timing or nature of action taken with respect to the Fund. However, it is Dimensional's policy not to favor or disfavor consistently or consciously any fund or other clients or class of clients in the allocation of investment opportunities, with the result that, to the extent practical, all investment opportunities will be allocated among clients over a period of time on a fair and equitable basis.


Specifically, Dimensional allocates trades in a company or security based on capacity across funds or accounts that it manages and for which such company or security is an eligible investment. Calculation of capacity is based on: eligibility status of a company with a fund; overall portfolio characteristics such as distribution of securities within a fund measured by market capitalization, book value or currency exchange; cash available for investment within a particular fund; desired position for a specific security within a fund; percentage of securities of a company already held in a fund; percentage of fund already invested in a particular security; status of currently outstanding buy and sell


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programs; projected cash flows for a particular fund; anticipated ticket charges and other trading expenses associated with the purchase or sale of a particular security; and the relative and total weights of a particular security across all funds or accounts.



VAUGHAN NELSON INVESTMENT MANAGEMENT, LP ("VAUGHAN NELSON") . Investment decisions for the Small Cap Value strategy are implemented to allow an equitable approach in the execution of investment decisions between Vaughan Nelson for its clients and wrap programs for which Vaughan Nelson serves as sub-advisor but for which the investment decisions are primarily executed by the wrap advisor. Investment decisions for the Small Cap Value strategy will alternate as to "who goes first" between Vaughan Nelson and the wrap advisor (the "Priority"). The "Priority" trader will execute a trade and communicate to the "secondary" trader when the trade is complete at which time the "secondary" trader will execute the trade. This will avoid competing/bidding against ourselves in the marketplace. Notwithstanding, there may be situations where the Vaughan Nelson trader will execute Vaughan Nelson and the wrap advisor's shares together and "step-out" shares related to the wrap advisor. This "step-out" process may be deemed more equitable if a stock is particularly illiquid, has a limit order or is a trade that needs immediate action. In the case of partial fills, shares will be allocated pro rata. Situations where a trade is executed together will not count as a rotation in the "Priority."


Vaughan Nelson invests in initial public offerings only for those strategies and clients whose risk profiles and guidelines make these suitable investments and for which an appropriately completed NASD, Rule 2790 questionnaire has been received. In selecting the strategies and clients for which investing in a particular offering would be appropriate, the firm documents our analysis of the risk factors associated with the offering and evaluates the inclusion of the offering in all equity strategies. Due to the higher risk levels and clients with higher risk tolerances will participate in a larger number of offerings. These more aggressive strategies and clients may include accounts on which the firm may receive a performance/incentive fee based upon investment performance.


If Vaughan Nelson does not receive its requested allotment of an offering, the firm will allocate the shares received to participating accounts in accordance with procedures designed to ensure an equitable allocation among these accounts. Normally, the firm applies the percentage of the requested allotment received to each account's initial allotment request, subject to adjustments for de minimus allocations, odd lots, NASD regulatory requirements regarding "new issues" and other factors. This will normally result in an approximate pro rata allocation among those accounts whose risk tolerance is consistent with investing in the offering.


The practice of allocating high risk initial public offerings to accounts with more aggressive strategies normally has the effect of allocating more initial public offerings to accounts from which the firm receives incentive fees than to accounts with less aggressive strategies. The firm may benefit from this allocation to the extent that these initial public offerings appreciate and are later sold at a gain, which would increase the performance/incentive fees paid to the firm by the clients.


Partners SmallCap Growth II
---------------------------
Emerald bunches trades for the Fund and its other clients in order to effect lower commission costs and to avoid disparities in execution prices for accounts that are managed similarly. Emerald has implemented bunching and trade allocation procedures that are designed to treat all client accounts equitably. In particular, all client accounts with certain exceptions described below participate in bunched trades and receive the same average price, including commissions. Emerald will not include a client account in bunched trades if 1) the client account has specified investment limitations that would prohibit the purchase of a particular stock or limit the quantity of a particular stock purchase, or 2) if the client has directed that Emerald use a particular broker-dealer.

Partners LargeCap Blend I and Partners MidCap Value I
-----------------------------------------------------
When GSAM makes portfolio decisions for a fund and other of its advisory accounts on an aggregated basis, it may, in its discretion, bunch or aggregate orders, including with other client accounts. Neither GSAM nor its affiliates, however, is required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or it GSAM determines that bunching or aggregating would be inconsistent with its investment management duties or with client direction.


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Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When GSAM cannot fill all orders at the same price, GSAM may, in its discretion, average the various prices, and charge or credit accounts with the average price. Thus, the effect of the aggregation may operate on some occasions to a particular account's disadvantage. In addition, under certain circumstances, not all clients will be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.


GSAM may manage or advise accounts that have investment objectives that are similar to those of a Fund and/or may seek to make securities investments in which a Fund may invest. This will create potential conflicts and potential differences among accounts, particularly where there is limited availability or limited liquidity for those investments. GSAM has developed policies and procedures that provide advisory personnel will allocate investment opportunities and make purchase and sale decisions among its client accounts in a manner that GSAM considers, in its sole discretion, to be reasonable and equitable over time.


GSAM advisory personnel will make allocations for the accounts for which they are responsible with reference to numerous factors that may include, without limitation, relative sizes of applicable accounts and their expected future sizes, the expected future capacity of applicable portfolio funds, investment objectives and guidelines, risk tolerance, availability of other investment opportunities and available cash for investment. Although allocating orders among GSAM accounts may create potential conflicts of interest because of the interests of GSAM or its personnel or because GSAM may receive greater fees or compensation from one of the accounts allocated orders, advisory personnel will not make allocation decisions based on such interests or greater fees or compensation. Allocation among accounts in any particular circumstance may be more or less advantageous to any one account. In addition, transactions in investments by multiple accounts, GSAM itself may have the effect of diluting or otherwise impairing the values, prices or investment strategies of an account, particularly, but not limited to, in small capitalization, emerging market or less liquid strategies. GSMA may determine that an investment opportunity or particular purchases or sales are appropriate for one or more account or for itself or an affiliate but not for a particular account, or is appropriate for, or available to, the account but in difference sizes, terms or timing than is appropriate for others. Therefore, the amount, timing, structuring or terms of an investment by an account may differ from, and performance may be lower than, investments and performance of other accounts.


When placing orders for accounts with broker-dealers, including Goldman Sachs, GSAM may in accordance with applicable NYSE rules give permission for such broker-dealers to trade along with or ahead of the order.


Allocations of initial public offerings (IPOs) by GSAM will be made in a fair and equitable manner consistent with its fiduciary obligations to its clients. Allocations will be made among accounts eligible to participate in an IPO on a pro rata basis except with GSMA determines than a pro rata allocation is not appropriate under the particular circumstances which may include, without limitation, the following considerations: a) long term investment horizons and
b) different levels of investment for different strategies. Eligibility to participate in an OPO may include but is not limited to consideration of the following factors: 1) clients whose investment guidelines explicitly prohibit IPOs; 2) fully directed brokerage accounts; 3) "restricted persons" under the NASD New Issues Rule 2790; 4) tax sensitive accounts; 5) suitability requirements; 6) account turnover guidelines; and 7) available cash for investment.


Partners SmallCap Value
-----------------------
While LA Capital manages each client account individually, LA Capital will, at any given time, purchase and/or sell the same securities for many accounts. When possible, LA Capital will aggregate the same transactions in the same securities. Clients in an aggregated transaction will receive the same execution price per share, which will reflect an average of prices if the order is executed in multiple trades, and will be charged a pro rata share of the total commission charge. However, where a client has directed that a specific broker be used to execute transactions, such transactions may not be aggregated with other orders entered at the same time in the same securities, with the result that commission rates and execution prices for such client may differ from those obtained on the aggregated transaction. In general, an aggregated transaction may enable LA Capital to obtain a discounted commission charge and a more favorable execution price.


Principal Investors Fund                                               81
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If an executing broker is unable to fill an aggregated transaction completely and only partially completes the aggregated trade, LA Capital will allocate the partially filled transaction to clients participating in the aggregated transaction on a pro rata basis, subject to adjustments for additional factors, including the cash availability within individual accounts and the maintenance of appropriate portfolio sector and industry weightings.


Partners SmallCap Growth II
---------------------------
Mazama will seek to obtain "best execution" on each portfolio transaction for a client. As part of its effort to obtain best execution, Mazama may aggregate orders (a practice known as block trading or bunching) unless restricted by client directions, type of account or other account restrictions. Each account that participates in a block trade that is filled at several different prices through multiple trades will receive that average share price and will share the non-account specific transaction costs on a pro rata basis. If the order is only partially filled (a) the actual prices applicable to the block trade will be averaged and each account participating in the block trade shall be deemed to have purchased or sold its shares of the investment involved at the average price, and (b) all non-account specific transactions costs incurred in effecting such block trade shall be shared on a pro rata basis among all accounts participating in such block trade.

When recommending or effecting a transaction in a particular investment for more than one client, Mazama will allocate those recommendations or transactions among all clients for whom that recommendation is made or transaction is effected on such basis as Mazama deems equitable. Generally, all accounts within a given investment style that participate in a block transaction will participate on a pro rata, percentage or other objective basis such as cash level. Adjustments in the number of securities acquired for or sold by a particular account may be made in order to meet certain requirements, e.g. to maintain round lots, to fill specific percentages or to avoid crossing certain account specific or firm-wide ownership thresholds. Unless transactions for multiple clients are aggregated, transactions in a specific investment may not be recommended or effected at the same time or at the same price for all client accounts for which such transactions will be recommended or effected. No account will be favored consistently over any other account.


Initial public offerings (IPOs) are offerings of securities which frequently are of limited size and limited availability. To the extent Mazama purchases stocks for its clients through an IPO, Mazama's policy and practice is to allocate IPO shares fairly and equitably among advisory clients over time. The total allocation of an IPO received by Mazama is allocated across the most suitable investment strategy or strategies as determined by Mazama's investment professionals. Mazama determines which strategy or strategies will participate in an IPO based on each strategy's investment objectives and restrictions and the investment merits of the security being offered. Generally, IPOs are allocated pro rata across all eligible accounts within each participating investment strategy and any deviation from pro rata allocation within a given investment strategy requires review by Mazama's Chief Compliance Officer or his/her designee.


Mazama will at times allocate an IPO to a single investment strategy and not another based on investment criteria, availability of cash or minimum allocation procedures. If Mazama determines that the number of shares received in an offering is insufficient to make a meaningful impact on the performance of a given strategy, Mazama will allocate the IPO shares to another investment strategy or strategies containing fewer assets under management. As a result and because Mazama (like most advisors) typically does not receive as many IPO shares as desired, Mazama's allocation procedures will likely, over time, result in a disproportionate impact to the performance of those investment strategies containing fewer assets under management.


If the purchase or sale of securities consistent with the investment objectives of the Funds or one or more of the other clients for which Mellon Equity, J.P. Morgan Investment or Neuberger Berman acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund or client.


82                                               Principal Investors Fund
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PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Offering Price."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


 Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open, at the close of business of the Exchange (normally 3:00 p.m. Central time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

For all Funds except the Money Market Fund
                         -----------------


In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.


Principal Investors Fund                                               83
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Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.


Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.


A Fund's securities may be traded on foreign securities markets that close each day prior to the time the New York Stock Exchange closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.


Money Market Fund
-----------------
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Board of Directors have established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly consider what action, if any, will be initiated. In the event the Board of Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio


84                                               Principal Investors Fund
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instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects Dividend Relay to use the distributions to purchase shares of the same Class of another Fund's shares. The reinvestment and/or Dividend Relay purchase will be made at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.


The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


Principal Investors Fund                                               85
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SPECIAL TAX CONSIDERATIONS
Tax-Exempt Bond Fund
--------------------
The Tax-Exempt Bond Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.


From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.


International Funds
-------------------
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
-----------------------------
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.


86                                               Principal Investors Fund
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PORTFOLIO HOLDINGS DISCLOSURE

A mutual fund and its investment adviser may disclose information regarding the Fund's portfolio securities only in a manner consistent with the antifraud provisions of the federal securities laws and applicable fiduciary duties. Divulging nonpublic portfolio holdings to selected third parties is permissible only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty to not trade on the non-public information.

The Fund files a schedule of portfolio investments with the SEC on Form N-Q within 60 days after the end of the Fund's first and third fiscal quarters, and in connection with the N-CSR filing after the close of its second and fourth fiscal quarters. The portfolio information included in these filings is as of the last calendar day of the respective fiscal quarter. The information is public information upon filing with the SEC. The Fund also publishes portfolio holdings information as of the end of the most recent calender quarter for each of the Fund's portfolios, except Partners International Fund and Partners MidCap Growth Fund II, on the principal.com website. Portfolio holdings information for the Partners International Fund and Partners MidCap Growth Fund II as of the end of the Fund's fiscal quarters are published on the website. The information will be published on the first business day of the second month following the end of the calender quarter (e.g. June 30 portfolio holdings information (April 30 information for Partners International Fund and Partners MidCap Growth Fund II) would be published on the website on the first business day of August). The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default; or similar events on portfolio holdings. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.


POLICY. The Fund and the Manager have adopted a policy of disclosing portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

 1) Daily to the Fund's portfolio pricing services to obtain prices for portfolio securities;


 2) Upon proper request to government regulatory agencies or to self regulatory organizations;

 3) As needed to Ernst & Young, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young to the Fund;

 4) To the Fund adviser's or sub-adviser's proxy service provider to facilitate voting of proxies;

 5) To the Fund's custodians in connection with the services provided by the custodian to the Fund; and

 6) To such other third parties as the Fund's CCO, the Manager's CCO or legal counsel for the Fund or the Manager agrees in writing to provide such information in connection with the performance of a legitimate business purpose and for which such third party agrees to maintain the confidentiality of the information prior to the information being disclosed. The Fund's or Manager's CCO or the Fund's or Manager's legal counsel must reasonably determine that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's CCO must approve such disclosure, in writing before it occurs.

The Fund's nonpublic portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


Principal Investors Fund                                               87
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GENERAL INFORMATION


ADDITIONAL COMPENSATION
Princor may, from time-to-time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.

MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The audited financial statements, schedule of investments and auditor's report included in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004 as well as the financial statements and schedule of investments included in the Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2005, which are unaudited and hereby incorporated by reference into and are legally a part of this SAI.


In addition, the audited financial statements, schedule of investments and auditor's report for Principal Equity Income Fund, Inc. and Principal Tax-Exempt Bond Fund, Inc., the predecessor funds for the Equity Income Fund and Tax-Exempt Bond Fund, respective (the "Predecessor Funds"), included in each Predecessor Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004, as well as the financial statements and schedule of


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investments included in each Predecessor Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2005, which are unaudited, are hereby incorporated by reference into and are legally a part of this SAI. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.


DISCLOSURE REGARDING PORTFOLIO MANAGERS


Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.


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APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Bond Ratings:


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


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SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings:


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


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A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


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C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

APPENDIX B


PROXY VOTING POLICIES

The Proxy voting policies applicable to each Fund follow.

                                                                    OCTOBER 2004
                        ALLIANCE CAPITAL MANAGEMENT L.P.

STATEMENT OF POLICIES AND PROCEDURES FOR PROXY VOTING

INTRODUCTION

As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and non-US securities.

PROXY POLICIES

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

CORPORATE GOVERNANCE: Alliance Capital's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer.

ELECTIONS OF DIRECTORS: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

APPOINTMENT OF AUDITORS: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. While we will recognize that there may be special circumstances that could lead to high non-audit fees in some years, we would normally consider non-audit fees in excess of 70% to be disproportionate. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

CHANGES IN LEGAL AND CAPITAL STRUCTURE: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

PROPOSALS AFFECTING SHAREHOLDER RIGHTS: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

ANTI-TAKEOVER MEASURES: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

EXECUTIVE COMPENSATION: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages that do not exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

SOCIAL AND CORPORATE RESPONSIBILITY: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES

PROXY VOTING COMMITTEES

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

CONFLICTS OF INTEREST

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote;
(iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests.

Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

PROXIES OF CERTAIN NON-US ISSUERS

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the benefit to the client of exercising the vote does not outweigh the cost of voting, which is not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital's voting instructions. Although it is Alliance Capital's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

PROXY VOTING RECORDS

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

                              FEDERATED INVESTORS

                      PROXY VOTING POLICIES AND PRACTICES


Federated Investment Management Company, Federated Global Investment Management Corp., Federated Investment Counseling and Passport Research Ltd. (collectively the "Advisers") have adopted the following procedures to implement their proxy voting policies and practices (the "Proxy Policies") in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940. These Proxy Policies shall also apply to any investment company registered under the Investment Company Act of 1940 (the "1940 Act") for which an Adviser serves as an "investment adviser" (as defined in Section 2(a)(20) of the 1940 Act), provided that the board of directors or trustees of such investment company has delegated to the Adviser authority to vote the investment company's proxies.

General Policy
--------------

Unless otherwise directed by a client or the board of directors or trustees of an investment company, it is the policy of the Advisers to cast proxy votes in favor of proposals that the Advisers anticipate will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Advisers believe will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. Nothing in these policies shall be deemed to limit the securities that the Advisers may purchase or hold on behalf of their clients.


Application to Specific Proposals
---------------------------------

The following examples illustrate how this general policy may apply to proposals submitted by a company's board of directors (or similar governing body, the "board," and the individuals comprising a board, the "directors") for approval or ratification by holders of the company's voting securities. However, whether the Advisers support or oppose a proposal will always depend on the specific circumstances described in the proxy statement and other available information.


Corporate Governance
--------------------

Generally, the Advisers will vote proxies:

.. In favor of the full slate of directors nominated in an uncontested election;


.. In favor of a proposal to require a company's audit committee to be comprised entirely of independent directors;


.. In favor of a proposal to require independent tabulation of proxies and/or confidential voting of shareholders;


.. In favor of a proposal to reorganize in another jurisdiction, unless it would reduce the rights or preferences of the securities being voted;


.. In favor of a proposal to ratify the board's selection of auditors, unless:
  (a) compensation for non-audit services exceeded 50% of the total compensation received from the company, or (b) the previous auditor was dismissed because of a disagreement with the company; and


.. In favor of a proposal to repeal a shareholder rights plan (also known as a "poison pill") and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company.


Capital Structure
-----------------

Generally, the Advisers will vote proxies:

.. Against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities;


.. In favor of a proposal to reduce the amount of shares authorized for issuance
  (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares);


.. In favor of a proposal to grant preemptive rights to the securities being voted and against a proposal to eliminate such preemptive rights; and


.. In favor of a proposal authorizing a stock repurchase program.


Compensation and Stock Option Plans
-----------------------------------

Generally, the Advisers will vote proxies:

.. In favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution;

.. Against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and


.. Against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.


Corporate Transactions and Contested Elections
----------------------------------------------

The Advisers will vote proxies relating to proposed mergers, purchases and sales of assets, capital reorganizations and similar transactions in accordance with the general policy, based upon the Advisers' analysis of the terms, conditions and anticipated results of the proposed transaction. The Advisers will vote proxies in contested elections of directors in accordance with the general policy, based upon the Advisers' analysis of the opposing slates and their proposed business strategy. When the company's board or another party involved in a proposed transaction or change in the board submits proposals for the purpose of facilitating or impeding such transaction or change, the Advisers will cast their proxies based on their evaluation of the proposed transaction or change to the board. In these circumstances, the Advisers may vote in a manner contrary to their general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Advisers decide to vote against a proposed transaction, they may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.


Shareholder Proposals
---------------------

The Advisers generally vote proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Advisers believe that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. The Advisers intend to limit exceptions to this practice to shareholder proposals that the Advisers regard as (a) likely to result in an immediate and favorable improvement in the price of the voted security and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.


Cost/Benefit Analysis
---------------------

Notwithstanding the foregoing policies and practices, the Advisers shall not vote any proxy if they determine that the consequences or costs of voting outweigh the potential benefit of casting a proxy for their clients. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares illiquid), the Advisers will not vote proxies for such shares. In addition, the Advisers shall not be obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English. Finally, with respect to an investment company that seeks to produce the returns of a index (an "Index Fund") by investing in large numbers of the securities without independent evaluation by the Advisers, the Advisers will vote its proxies as follows:

.. In accordance with any general guideline adopted by the Adviser with respect to issues subject to the proxies;


.. If the Advisers are directing votes for the same proxy on behalf of non-Index
  Funds, in the same manner as the non-Index Funds;


.. If neither of the first two conditions apply, as recommended by a subadviser to the Index Fund; and


.. If none of the previous conditions apply, as recommended by the board;


in each case, without independent analysis by the Advisers of the Index Fund's interest in the proxy.

                               FEDERATED INVESTORS

                            PROXY VOTING PROCEDURES

Federated Investment Management Company, Federated Global Investment Management Corp., Federated Investment Counseling and Passport Research Ltd. (collectively the "Advisers") have adopted the following procedures to implement their Proxy Voting Policies and Practices (the "Proxy Policies") in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940.


Proxy Voting Committee
----------------------

The Advisers hereby establish a Proxy Voting Committee (the "Committee") consisting of the following individuals:


    President of the Advisers (Keith Schappert)


    Vice Chairman of the Advisers (J. Thomas Madden)


    Chief Investment Officer for Global Equity (Stephen Auth)


    Director of Global Equity Research of the Advisers (Christopher Corapi)


    Investment Management Administrator (Lori Wolff)


A majority of the Committee will exercise all voting discretion granted to the Advisers by their clients or the investment companies that they manage in accordance with the Proxy Policies. The Committee will adopt such practices as it deems appropriate to regulate its meetings and means of directing votes, including directions authorized by voice or electronic messages.


Employment of Proxy Voting Services
-----------------------------------

The Advisers have hired Investor Responsibility Research Center ("IRRC") to obtain, vote and record proxies in accordance with the directions of the Committee. The Committee shall direct IRRC by completing Proxy Voting Guidelines in such form as IRRC may require. IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Committee and may make any determinations required to implement the Proxy Voting Guidelines. However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC shall provide the Committee with all information that it has obtained regarding the proposal and the Committee will provide specific direction to IRRC. The Committee shall provide such direction in a timely manner. Subject to the provisions of these Procedures relating to conflicts of interest, the Committee may amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever the Committee deems it necessary to comply with the Proxy Policies.


The Advisers and IRRC shall take the following steps to implement these procedures:

.. The Advisers shall cause IRRC to receive a list of all voting securities (both domestic and international) held in portfolios managed by the Advisers, updated daily.


.. The Advisers shall execute and deliver to IRRC a limited power of attorney to cast ballots on behalf of the Advisers' clients.


.. IRRC shall verify portfolio holdings (other than securities on loan) on the record date for any proxy with the custodian of the voting securities to confirm that IRRC has received ballots for all such voting securities on the record date.


.. If IRRC has not received ballots for all voting securities, IRRC will contact the Advisers and assist in obtaining the missing ballots from the custodians.


.. IRRC will provide monthly reports to the Committee of proxies voted. IRRC will also compile and provide such other reports as the Advisers are required to provide to their clients or file with the Securities and Exchange Commission.


Conflicts of Interest
---------------------

A significant business relationship between the Advisers and a company involved with a proxy vote may give rise to an apparent or actual conflict of interest. For purposes of these procedures, a company with a "significant business relationship with the Advisers" includes: (a) any company for which an Adviser manages any investments of the company, any plan sponsored by the company or any affiliated person of the company, (b) any investment company for which an Adviser acts as an investment adviser and any affiliated person of such an investment company and (c) any company that has another form of significant business relationship with an affiliated person of the Adviser. A company that is a proponent, opponent or the subject of a proxy vote, and which to the knowledge of the Committee has a significant business relationship with the Advisers, is referred to as an "Interested Company." The terms "affiliated person" and "investment adviser" shall be interpreted according to the definitions provided by Section 2(a) of the Investment Company Act of 1940, as amended.


In order to avoid concerns that the conflicting interests of the Advisers have influenced proxy votes, the Advisers will take the following steps:


 1) Any employee of the Advisers who is contacted by an Interested Company regarding proxies to be voted by the Advisers shall refer the Interested Company to a member of the Committee. Any such employee shall inform the Interested Company that the Committee has exclusive authority to determine how the Adviser will exercise its voting discretion.


 2) Any Committee member contacted by an Interested Company shall report it to the full Committee and provide a written summary of the communication. Under no circumstances will the Committee or any member of the Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Committee has directed such proxies to be voted.

 3) If the Proxy Voting Guidelines already provide specific direction on the proposal regarding which the Interested Company contacted the Committee, the Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require further direction from the Committee, the Committee shall provide such direction in accordance with the Proxy Policies, without regard for the interests of the Advisers with respect to the Interested Company.

 4) If the Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, the Committee shall disclose to the clients (or, in the case of an investment company, its Board of Directors or Trustees) on behalf of whom proxies were cast:

  . That the Advisers have a significant business relationship with the Interested Company;


  . The proposals regarding which proxies were cast;


  . Any material communications between the Advisers and the Interested Company regarding the proposal; and


  . Whether the Advisers voted for or against the proposal (or abstained from voting) and the reasons for its decision.


 5) Unless otherwise directed by the client (or in the case of an investment company, its Board of Directors or Trustees) that holds shares of another investment company for which an Adviser acts as an investment adviser, the Committee will vote the client's proxies in the same proportion as the votes cast by shareholders who are not clients of the Advisers at any shareholders meeting called by such investment company.

Recordkeeping
-------------

The Advisers shall keep copies of the Proxy Policies and of these Procedures in their offices. IRRC shall maintain copies of each proxy statement received on behalf of the Advisers' clients and a record of the vote cast on behalf of each client, and provide them as directed by the Advisers promptly upon the Advisers request. The Committee shall keep copies of (a) any document created by an employee of the Advisers that was material to the Committee's directions regarding how to vote proxies or that memorializes the basis for their decision (including any voting guidelines directed to IRRC), (b) any written client request for information on how a client's proxies were voted and (c) any written response to such a request (whether written or oral). All such copies shall be maintained for the time and in the manner required by Rule 204-2(e)(1) (i.e., in an easily accessible place for a period of not less than five years).

                                                                    October 2003

                         GOLDMAN SACHS ASSET MANAGEMENT
                                   ("GSAM")*

                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.


PUBLIC EQUITY INVESTMENTS

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.


In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.


Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


General Overview

While it is GSAM's policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.


Active Equity


Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio
Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.


In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts.


As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value.


Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.


Quantitative Equity


Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).


Use of Third-Party Service Providers


We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.


GSAM's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest


Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.


Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.


EXTERNAL MANAGERS

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.


CLIENT DIRECTION

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.


                ************************************************


                                                                      APPENDIX A

                  ISS STANDARD PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.


  1. Auditors

    Vote FOR proposals to ratify auditors, unless any of the following apply:
    . An auditor has a financial interest in or association with the company, and is therefore not independent,
    . Fees for non-audit services are excessive, or . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

  2. Board of Directors


    a. Voting on Director Nominees in Uncontested Elections

      Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.


    b. Classification/Declassification of the Board
      Vote AGAINST proposals to classify the board.

      Vote FOR proposals to repeal classified boards and to elect all directors annually.


    c. Independent Chairman (Separate Chairman/CEO)
      Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.


    d. Majority of Independent Directors/Establishment of Committees
      Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

      Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


  3. Shareholder Rights


    a. Shareholder Ability to Act by Written Consent
      Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

      Vote FOR proposals to allow or make easier shareholder action by written consent.


    b. Shareholder Ability to Call Special Meetings
      Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


    c. Supermajority Vote Requirements
      Vote AGAINST proposals to require a supermajority shareholder vote.

      Vote FOR proposals to lower supermajority vote requirements.


    d. Cumulative Voting
      Vote AGAINST proposals to eliminate cumulative voting.

      Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


    e. Confidential Voting
      Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

      Vote FOR management proposals to adopt confidential voting.


  4. Proxy Contests


    a. Voting for Director Nominees in Contested Elections
      Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.


    b. Reimbursing Proxy Solicitation Expenses
      Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

  5. Poison Pills

    Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

  6. Mergers and Corporate Restructurings

    Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

  7. Reincorporation Proposals

    Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

  8. Capital Structure


    a. Common Stock Authorization
      Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

      Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

      Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.


    b. Dual-class Stock
      Vote AGAINST proposals to create a new class of common stock with superior voting rights.

      Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

      . It is intended for financing purposes with minimal or no dilution to current shareholders
      . It is not designed to preserve the voting power of an insider or significant shareholder

  9. Executive and Director Compensation

    Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

    Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

    a. Management Proposals Seeking Approval to Reprice Options

    Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
      . Historic trading patterns
      . Rationale for the repricing
      . Value-for-value exchange
      . Option vesting
      . Term of the option
      . Exercise price
      . Participation

    b. Employee Stock Purchase Plans

    Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

    Vote FOR employee stock purchase plans where all of the following apply:
      . Purchase price is at least 85 percent of fair market value;
      . Offering period is 27 months or less; and . Potential voting power dilution is ten percent or less.

    Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

    c. Shareholder Proposals on Compensation
    Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

  10. Social and Environmental Issues

    These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

    In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                        PRINCIPAL GLOBAL INVESTORS, LLC
                   PRINCIPAL CAPITAL GLOBAL INVESTORS LIMITED
                      PRINCIPAL REAL ESTATE INVESTORS, LLC
                        SPECTRUM ASSET MANAGEMENT, INC.
                        PRINCIPAL MANAGEMENT CORPORATION
                                 (THE ADVISERS)

                           STOCK PROXY VOTING POLICY
                            FOR ALL CLIENT ACCOUNTS

GENERAL POLICY

 1) Each of the Advisers is registered with the Securities and Exchange Commission and acts as investment manager for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments, foundations, high net worth individuals). When delegated the authority by a client, each Adviser will vote client-owned shares under its management. The Advisers' policy concerning proxy voting of client-owned shares is:To vote shares of common stock in the long-term economic best interest of the clients.


 2) To act solely in the interest of clients in providing for ultimate long-term stockholder value.To act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

PROCESS

For the purpose of timely and consistent application of the above general policy, the Advisers classify proxy vote issues into three broad categories:
Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once it has analyzed and identified each issue as belonging in a particular category, each Adviser will cast the client's vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, the Advisers will make every effort to classify them among the following three categories. If the Advisers believe it would be informative to do so, they may revise this document to reflect how they evaluate such issues.


Occasions may arise in which an Adviser is required to vote a proxy while having a conflict between its interest or the interest of an affiliated person of the Adviser and its clients. To protect clients against a breach of its duty to them, on any occasion when a proxy vote presents a conflict of interest, the Adviser will obtain the review of the General Counsel of Principal Financial Group, Inc. before casting such vote in a manner that is contrary to both (1) its pre-determined policy, and (2) the recommendation of Institutional Shareholder Services, Inc.


Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, each Adviser has elected to approach international proxy voting on the basis of achieving "best efforts at a reasonable cost."

CATEGORY I: ROUTINE ADMINISTRATIVE ITEMS
            ----------------------------

Philosophy: The Advisers are willing to defer to management on matters of a routine administrative nature. The Advisers feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisers will normally defer to management's recommendation include:selection of auditorsincreasing the authorized number of common shares election of unopposed independent directors


CATEGORY II: SPECIAL INTEREST ISSUES
             -----------------------

Philosophy: While there are many social, political, environmental and other special interest issues that are worthy of public attention, the Advisers do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military, doing business in South Africa, and environmental responsibility. The Advisers' primary responsibility in voting proxies is to provide for the greatest long-term value for clients. The Advisers are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general the Advisers will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.


CATEGORY III: ISSUES HAVING THE POTENTIAL FOR SIGNIFICANT ECONOMIC IMPACT
              -----------------------------------------------------------

Philosophy: The Advisers are not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares. The Advisers believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.


 1) Classification of Board of Directors. Rather than electing all directors
 ---------------------------------------
  annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. In general, the Advisers vote on a case-by-case basis on proposals for staggered boards, but generally favor annual elections of all directors.


 2) Cumulative Voting of Directors. Most corporations provide that shareholders
    ------------------------------
  are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. The Advisers generally support cumulative voting of directors.

 3) Prevention of Greenmail. These proposals seek to prevent the practice of
    -----------------------
  "greenmail", or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. The Advisers think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. The Advisers are opposed to greenmail and will support greenmail prevention proposals.

 4) Supermajority Provisions. These corporate charter amendments generally
    ------------------------
  require that a very high percentage of share votes (70-85%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance. These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases the Advisers believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and therefore oppose such provisions.

 5) Defensive Strategies. These proposals will be analyzed on a case-by-case
 -----------------------
  basis to determine the effect on shareholder value. A decision will be based on whether the proposal enhances long-term economic value.

 6) Business Combinations or Restructuring. These proposals will be analyzed on
 -----------------------------------------
  a case-by-case basis to determine the effect on shareholder value. A decision will be based on whether the proposal enhances long-term economic value.

 7) Executive and Director Compensation. These proposals will be analyzed on a
    -----------------------------------
  case-by-case basis to determine the effect on shareholder value. A decision will be based on whether the proposal enhances long-term economic value.

Policy Established August, 1988Revised May, 2003

                        PRINCIPAL GLOBAL INVESTORS, LLC
                   PRINCIPAL CAPITAL GLOBAL INVESTORS LIMITED
                      PRINCIPAL REAL ESTATE INVESTORS, LLC
                        SPECTRUM ASSET MANAGEMENT, INC.
                        PRINCIPAL MANAGEMENT CORPORATION
                              PROXY VOTING REPORT
                        DETAILED PROXY VOTING GUIDELINES

I.THE BOARD OF DIRECTORS
  A) VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

    Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

    . long-term corporate performance record relative to a market index; . composition of board and key board committees;
    . nominee's attendance at meetings (past two years);
    . nominee's investment in the company;
    . whether a retired CEO sits on the board; and . whether the chairman is also serving as CEO.

    In cases of significant votes and when information is readily available, we also review:

    . corporate governance provisions and takeover activity;
    . board decisions regarding executive pay;
    . director compensation;
    . number of other board seats held by nominee; and . interlocking directorships.
  b) Chairman and CEO are the Same Person

    We vote on a CASE-BY-CASE basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

  c) Majority of Independent Directors

    Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a CASE-BY-CASE basis.


    We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

  d) Stock Ownership Requirements

    We generally vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

  e) Term of Office

    We vote AGAINST shareholder proposals to limit the tenure of outside directors.

  f) Director and Officer Indemnification and Liability Protection

    Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

    Proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care are evaluated on a CASE-BY-CASE basis.


    Indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness are evaluated on a CASE-BY-CASE basis.


    We vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

  g) Charitable Contributions

    We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.


II.PROXY CONTESTS
  A) VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

    Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

    . long-term financial performance of the target company relative to its industry;
    . management's track record;
    . background to the proxy contest;
    . qualifications of director nominees (both slates);
    . evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and . stock ownership positions.
  b) Reimburse Proxy Solicitation Expenses

    Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.


III. AUDITORS

RATIFYING AUDITORS


We vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or fees for non-audit services are excessive; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

We vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation.

IV. PROXY CONTEST DEFENSES

  A) BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

    We consider proposals to classify the board on a CASE-BY-CASE basis.


    We consider proposals to repeal classified boards and to elect all directors annually on a CASE-BY-CASE basis.

  b) Shareholder Ability to Remove Directors

    We vote AGAINST proposals that provide that directors may be removed only for cause.

    We vote FOR proposals to restore shareholder ability to remove directors with or without cause.


    We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.


    We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

  c) Cumulative Voting

    We vote AGAINST proposals to eliminate cumulative voting.


    We vote FOR proposals to permit cumulative voting.

  d) Shareholder Ability to Call Special Meetings

    We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.


    We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

  e) Shareholder Ability to Act by Written Consent

    We vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.


    We vote FOR proposals to allow or make easier shareholder action by written consent.

  f) Shareholder Ability to Alter the Size of the Board

    We vote FOR proposals that seek to fix the size of the board.


    We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.


V.TENDER OFFER DEFENSES
  A) POISON PILLS

    We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.


    We review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.


    We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

  b) Fair Price Provisions

    We vote CASE-BY-CASE on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.


    We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

  c) Greenmail

    We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.


    We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

  d) Pale Greenmail

    We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

  e) Unequal Voting Rights

    We vote AGAINST dual class exchange offers.


    We vote AGAINST dual class recapitalizations.

  f) Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

    We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.


    We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

  g) Supermajority Shareholder Vote Requirement to Approve Mergers

    We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.


    We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

  h) White Squire Placements

    We vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.


VI.MISCELLANEOUS GOVERNANCE PROVISIONS
  A) CONFIDENTIAL VOTING

    We vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.


    We vote FOR management proposals to adopt confidential voting.

  b) Equal Access

    Shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board are evaluated on a CASE-BY-CASE basis.

  c) Bundled Proposals

    We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

  d) Shareholder Advisory Committees

    We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

VII. CAPITAL STRUCTURE

  A) COMMON STOCK AUTHORIZATION

    We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.


    We vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.

  b) Stock Distributions: Splits and Dividends

    We vote FOR management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

  c) Reverse Stock Splits

    We vote FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

  d) Blank Check Preferred Authorization

    We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.


    We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.


    We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares.

  e) Shareholder Proposals Regarding Blank Check Preferred Stock

    We vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

  f) Adjust Par Value of Common Stock

    We vote FOR management proposals to reduce the par value of common stock.

  g) Preemptive Rights

    We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

  h) Debt Restructurings

    We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

    . Dilution -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
    . Change in Control -- Will the transaction result in a change in control of the company?
    . Bankruptcy -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

    Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

  i) Share Repurchase Programs

    We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


VIII. EXECUTIVE AND DIRECTOR COMPENSATION

  In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.


  In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with the cash components of pay. We estimate the present value of all short- and long-term incentives, derivative awards, and cash/bonus compensation -- which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.


  Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.


  Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

  A) OBRA-RELATED COMPENSATION PROPOSALS

    . AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE
      FEATURES

      Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    . AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

      Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    . AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    . APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

  b) Shareholder Proposals to Limit Executive and Director Pay

    We review on a CASE-BY-CASE basis all shareholder proposals that seek additional disclosure of executive and director pay information.


    We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

  c) Golden and Tin Parachutes

    We vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.


    We review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

  d) Employee Stock Ownership Plans (ESOPs)

    We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

  e) 401(k) Employee Benefit Plans

    We vote FOR proposals to implement a 401(k) savings plan for employees.


IX.STATE OF INCORPORATION
  A) VOTING ON STATE TAKEOVER STATUTES

    We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

  b) Voting on Reincorporation Proposals

    Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.


X.MERGERS AND CORPORATE RESTRUCTURINGS
  A) MERGERS AND ACQUISITIONS

    Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

    . anticipated financial and operating benefits;
    . offer price (cost vs. premium);
    . prospects of the combined companies;
    . how the deal was negotiated; and
    . changes in corporate governance and their impact on shareholder rights.
  b) Corporate Restructuring

    Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

  c) Spin-offs

    Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

  d) Asset Sales

    Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/ working capital, value received for the asset, and potential elimination of diseconomies.

  e) Liquidations

    Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

  f) Appraisal Rights

    We vote for proposals to restore, or provide shareholders with, rights of appraisal.

  g) Changing Corporate Name

    We vote for changing the corporate name.


XI.MUTUAL FUND PROXIES
  A) ELECTION OF TRUSTEES

    We vote on trustee nominees on a case-by-case basis.

  b) Investment Advisory Agreement

    We vote on investment advisory agreements on a case-by-case basis.

  c) Fundamental Investment Restrictions

    We vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

  d) Distribution Agreements

    We vote on distribution agreements on a case-by-case basis.


XII.SOCIAL AND ENVIRONMENTAL ISSUES

In general we abstain from voting on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.


In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns.


In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:


.. whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;


.. the percentage of sales, assets and earnings affected;


.. the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;


.. whether the issues presented should be dealt with through government or company-specific action;


.. whether the company has already responded in some appropriate manner to the request embodied in a proposal;


.. whether the company's analysis and voting recommendation to shareholders is persuasive;


.. what other companies have done in response to the issue;


.. whether the proposal itself is well framed and reasonable;


.. whether implementation of the proposal would achieve the objectives sought in the proposal; and


.. whether the subject of the proposal is best left to the discretion of the board.


Among the social and environmental issues to which we apply this analysis are the following:


.. Energy and Environment


.. South Africa


.. Northern Ireland


.. Military Business


.. Maquiladora Standards and International Operations Policies


.. World Debt Crisis


.. Equal Employment Opportunity and Discrimination


.. Animal Rights

.. Product Integrity and Marketing


.. Human Resources Issues

                         T. ROWE PRICE ASSOCIATES, INC
                        T. ROWE PRICE INTERNATIONAL, INC
                   T. ROWE PRICE STABLE ASSET MANAGEMENT, INC
                 T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
                   T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that
T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

Investment Support Group. The Investment Support Group ("Investment Support Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Investment Support Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

MEETING NOTIFICATION

T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

VOTE DETERMINATION

ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. ROWE PRICE VOTING POLICIES

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

.. Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. We also withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.
.. Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.
.. Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.
.. Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:
  . Corporate environmental practices;
  . Board diversity;
  . Employment practices and employment opportunity;
  . Military, nuclear power and related energy issues;
  . Tobacco, alcohol, infant formula and safety in advertising practices;
  . Economic conversion and diversification;
  . International labor practices and operating policies;
  . Genetically-modified foods;
  . Animal rights; and
  . Political contributions/activities and charitable contributions.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.

Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.


VOTE EXECUTION AND MONITORING OF VOTING PROCESS


Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.


On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.


Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.


MONITORING AND RESOLVING CONFLICTS OF INTEREST


The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.


Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy.


Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.


REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.


T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TURNER INVESTMENT ADVISORS, LLC
                       PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.


DUTIES WITH RESPECT TO PROXIES:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.


DELEGATION:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.


Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.


REVIEW AND OVERSIGHT:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.


Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.


CONFLICTS OF INTEREST:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.


OBTAINING PROXY VOTING INFORMATION:

To obtain information on how Turner voted proxies, please contact:

    Andrew Mark, Director of Operations
     and Technology Administration
    C/o Turner Investment Partners, Inc.
    1205 Westlakes Drive, Suite 100
    Berwyn, PA 19312

RECORDKEEPING:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

 Adopted: This 1st day of July, 2003
                          UBS GLOBAL ASSET MANAGEMENT
                     GLOBAL CORPORATE GOVERNANCE PHILOSOPHY
                          VOTING GUIDELINES AND POLICY
                                  VERSION 2.0
                                 FEBRUARY 2004

Table of Contents


Global Voting and Corporate Governance Policy


A. General Corporate Governance Benchmarks..............................1

B. Proxy Voting Guidelines - Macro Rationales...........................3

C. Proxy Voting Disclosure Guidelines...................................7

D. Proxy Voting Conflict Guidelines.....................................8

                 GLOBAL VOTING AND CORPORATE GOVERNANCE POLICY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the "company" or "companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company. Underlying our voting and corporate governance policies we have three fundamental objectives:

1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.


2. In order to do this effectively, we aim to utilize the full weight of our clients' shareholdings in making our views felt.


3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.


To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.


A.GENERAL CORPORATE GOVERNANCE BENCHMARKS

  UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.


PRINCIPLE 1: INDEPENDENCE OF BOARD FROM COMPANY MANAGEMENT

GUIDELINES:
.. Board exercises judgment independently of management.
.. Separate Chairman and Chief Executive.
.. Board has access to senior management members.
.. Board is comprised of a significant number of independent outsiders.
.. Outside directors meet independently.
.. CEO performance standards are in place.
.. CEO performance is reviewed annually by the full board.
.. CEO succession plan is in place.
.. Board involvement in ratifying major strategic initiatives.
.. Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2: QUALITY OF BOARD MEMBERSHIP

GUIDELINES:
.. Board determines necessary board member skills, knowledge and experience. .. Board conducts the screening and selection process for new directors.
.. Shareholders should have the ability to nominate directors.
.. Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
.. Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.
.. Board meets regularly (at least four times annually).

PRINCIPLE 3: APPROPRIATE MANAGEMENT OF CHANGE IN CONTROL

GUIDELINES:
.. Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
.. Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
.. Employment contracts should not entrench management.
.. Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4: REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER INTERESTS

GUIDELINES:
.. Executive remuneration should be commensurate with responsibilities and performance.
.. Incentive schemes should align management with shareholder objectives.
.. Employment policies should encourage significant shareholding by management and board members.
.. Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.
.. Long-term incentives should be linked to transparent long-term performance criteria.
.. Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5: AUDITORS ARE INDEPENDENT

GUIDELINES:
.. Auditors are approved by shareholders at the annual meeting.
.. Audit, consulting and other fees to the auditor are explicitly disclosed. .. The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
.. Periodic (every 5 years) tender of the audit firm or audit partner.

B.PROXY VOTING GUIDELINES - MACRO RATIONALES

  Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.


  1. GENERAL GUIDELINES


    a. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.


      b. If management's performance has been questionable we may abstain or vote against specific proxy proposals.


    c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.


    d. In general, we oppose proposals, which in our view, act to entrench management.


    e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.


    f. We will vote in favor of shareholder resolutions for confidential voting.


  2. BOARD OF DIRECTORS & AUDITORS


    a. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.


    b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.


    c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.


    d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.


    e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.


  3. COMPENSATION


    a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

    b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.


    c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.


    d. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.


    e. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.


    f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.


  4. GOVERNANCE PROVISIONS


    a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.


    b. We believe that "poison pill" proposals, which dilute an issuer's stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.


    c. Any substantial new share issuance should require prior shareholder approval.


    d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.


    e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.


    f. We generally do not oppose management's recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.


    g. We will support proposals that enable shareholders to directly nominate directors.


  5. CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING


    a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.


    b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.


  6. MERGERS, TENDER OFFERS & PROXY CONTESTS


    a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.


  7. SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL


    a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.


    b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.


    c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

  8. ADMINISTRATIVE & OPERATIONS


    a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.


    b. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.


  9. MISCELLANEOUS


    a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client's direction.


    b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).


    c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.


    d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular proposal.


C.PROXY VOTING DISCLOSURE GUIDELINES
  . Upon request or as required by law or regulation, UBS Global Asset
    Management will disclose to a client or a client's fiduciaries, the manner in which we exercised voting rights on behalf of the client.
  . Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance principles. (See Proxy Voting Conflict Guidelines below.)
  . Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal & Compliance representative.
  . Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company's proxies.
  . Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
  . In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
  . We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
  . The Chairman of the Global Corporate Governance Committee and the applicable
    Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

  Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.


D.PROXY VOTING CONFLICT GUIDELINES

  In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

  . Under no circumstances will general business, sales or marketing issues influence our proxy votes.
  . UBS Global Asset Management and its affiliates engaged in banking, broker-dealer and investment banking activities ("Affiliates") have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. [Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.

        WELLINGTON MANAGEMENT COMPANY, LLPPROXY POLICIES AND PROCEDURES
                             Dated:  April 30, 2003


INTRODUCTION


Wellington Management Company, llp ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients around the world.


Wellington Management's Proxy Voting Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington
Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.


STATEMENT OF POLICIES


 1) As a matter of policy, Wellington Management:Takes responsibility for voting client proxies only upon a client's written request.


 2) Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.


 3) Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country in which it is involved.


 4) Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.


 5) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.


 6) Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.


 7) Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.


 8) Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.


 9) Reviews regularly the voting record to ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.


RESPONSIBILITY AND OVERSIGHT


Wellington Management has a Proxy Committee, established by action of the firm's Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Proxy Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Proxy Group within the Legal Services Department. In addition, the Proxy Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

STATEMENT OF PROCEDURES
Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting
--------------------


AUTHORIZATION TO VOTE. . Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.



RECEIPT OF PROXY. . Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management. Wellington Management may receive this voting information by mail, fax, or other electronic means.

RECONCILIATION. . To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

RESEARCH. . In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

PROXY VOTING. . Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:

.. Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Proxy Group and voted in accordance with the Proxy Voting Guidelines.
.. Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Proxy Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
.. Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES.
.. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Proxy Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Proxy Committee encourages all personnel to contact the Proxy Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Proxy Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Proxy Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Proxy Committee should convene. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.


Other Considerations
--------------------

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

SECURITIES LENDING. . Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

SHARE BLOCKING AND RE-REGISTRATION. . Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY, IMMATERIAL IMPACT, OR

EXCESSIVE COSTS. . Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Wellington Management may determine not to enter a vote. Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.

ADDITIONAL INFORMATION

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

Wellington Management's Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

EXHIBIT A


INTRODUCTION

Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These Guidelines are based on Wellington Management's fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.


VOTING GUIDELINES



COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS .



.. Election of Directors:                                   For


.. Repeal Classified Board (SP):                           For


.. Adopt Director Tenure/Retirement Age (SP):              Against


.. Minimum Stock Ownership by Directors (SP):              Case-by-Case


.. Adopt Director & Officer Indemnification:               For


.. Allow Special Interest Representation to Board (SP):    Against


.. Require Board Independence (SP):                        For


.. Require Board Committees to be Independent (SP):        For


.. Require a Separation of Chair and CEO or Require a Lead Director (SP):
  Case-by-Case

.. Boards not Amending Policies That are Supported by a Majority of Shareholders:
  Withhold
  * vote* on all Directors seeking election the following year


.. Approve Directors' Fees:                                For


.. Approve Bonuses for Retiring Directors:                 For


.. Elect Supervisory Board/Corporate Assembly:             For



MANAGEMENT COMPENSATION .



.. Adopt/Amend Stock Option Plans:                         Case-by-Case


.. Adopt/Amend Employee Stock Purchase Plans:              For


.. Eliminate Golden Parachutes (SP):                       For


.. Expense Future Stock Options (SP):                      For


.. Shareholder Approval of All Stock Option Plans (SP):    For


.. Shareholder Approval of Future Severance Agreements Covering Senior Executives
  (SP):                                                   For


.. Recommend Senior Executives Own and Hold Company Stock, not Including Options
  (SP):                                                   For


.. Disclose All Executive Compensation (SP):               For



REPORTING OF RESULTS .

.. Approve Financial Statements:                           For


.. Set Dividends and Allocate Profits:                     For


.. Limit Non-Audit Services Provided by Auditors (SP):      For


.. Ratify Selection of Auditors and Set Their Fees:        For


.. Elect Statutory Auditors:                               For



   SHAREHOLDER VOTING RIGHTS. .

.. Adopt Cumulative Voting (SP): Against

.. Redeem or Vote on Poison Pill (SP):                     For


.. Authorize Blank Check Preferred Stock:                  Against


.. Eliminate Right to Call a Special Meeting:              Against


.. Increase Supermajority Vote Requirement:                Against


.. Adopt Anti-Greenmail Provision:                         For


.. Restore Preemptive Rights:                              Case-by-Case


.. Adopt Confidential Voting (SP):                         For


.. Approve Unequal Voting Rights:                          Against


.. Remove Right to Act by Written Consent:                 Against


.. Approve Binding Shareholder Proposals:                  Case-by-Case



CAPITAL STRUCTURE .



.. Increase Authorized Common Stock:                       Case-by-Case


.. Approve Merger or Acquisition:                          Case-by-Case


.. Approve Technical Amendments to Charter:                Case-by-Case


.. Opt Out of State Takeover Statutes:                     For


.. Consider Non-Financial Effects of Mergers:              Against


.. Authorize Share Repurchase:                             For


.. Authorize Trade in Company Stock:                       For


.. Issue Debt Instruments:                                 For



SOCIAL ISSUES .



.. Endorse the Ceres Principles (SP):                      Case-by-Case


.. Disclose Political and PAC Gifts (SP):                  For


.. Require Adoption of International Labor Organization's Fair Labor Principles
  (SP):                                                   Case-by-Case



MISCELLANEOUS .



.. Approve Other Business:                                 Abstain


.. Approve Reincorporation:                                Case-by-Case


APPENDIX C

DISCLOSURE REGARDING PORTFOLIO MANAGERS

APPENDIX C


The following information relates to the portfolio managers responsible for day-to-day portfolio management as of March 1, 2005. The information only pertains to Funds which were effective as of the end of the most recent fiscal year.

APPENDIX C


The following information relates to the portfolio managers responsible for day-to-day portfolio management as of March 1, 2005. The information only pertains to Funds which were effective as of the end of the most recent fiscal year.

                          ALLIANCE CAPITAL MANAGEMENT
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                  Principal Investor Funds - Small Cap Growth I
                              Name of Fund/Account
               US Small/SMID Cap Growth Team - Please see attached
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Alliance Capital Management LP
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                  ASSETS ($M)
                                                                        --------                  -----------

        >>       registered investment companies: .............            8                        $2,111
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                          $79
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            23                       $1,044
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                  ASSETS ($M)
                                                                        --------                  -----------

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                         $180
                                                                 -----------------------    ------------------------

         The information set forth in the attached table is derived from our internal portfolio management assets under management recordkeeping system. We have presented this information in accordance with our understanding of the new SEC portfolio manager information disclosure rule. We believe this information is reasonably accurate but there may be variances due to differentials in account coding, structuring of these vehicles and account staffing.

         We are in the process of continuing to thoroughly reconcile this data and will provide revised information upon verification.

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

            Investment Professional Conflict of Interest Disclosure
            As an investment adviser and fiduciary, Alliance owes our clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds (hereinafter "clients"), and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight to help ensure that all clients are treated equitably. As stated in these conflicts-related policies, we place the interests of our clients first and expect all of our employees to maintain our fiduciary duty.

     Employee Personal Trading and the Code of Business Conduct and Ethics
     ---------------------------------------------------------------------
     Alliance has policies to avoid conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities also owned by, or bought or sold for clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to allocate investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

            Managing Multiple Accounts for Multiple Clients
            The investment professional or investment professional teams for each fund have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.

            Allocating Investment Opportunities
            In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where Alliance would have an incentive, such a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which Alliance could share in investment gains. As referenced above, Alliance has procedures designed to ensure that information relevant to investment decisions are disseminated fairly and investment opportunities are allocated equitably among different clients.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

          Alliance's compensation program for investment professionals/1/ is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.

--------
         /1/ Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


              Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus;
     (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"); (iv) discretionary long-term incentive compensation in the form of option and restricted unit grants (granted prior to 2002) and (v) Contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

              An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

              Among the factors included in this annual assessment of investment professional compensation are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies and contribution to the investment team/discipline's dialogue. An investment professional's contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing are also taken into consideration. Furthermore, an investment professional's seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria are relevant to compensation decision-making.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/Jennifer Bergenfeld                                 2/23/2005
-------------------------------------------            ------------------
 (Signature of person authorized
    to sign on behalf of the Sub-Advisor)                   (Date)


Jennifer Bergenfeld
-------------------------------------------------------------------------
                    (Printed Name of person signing)


Vice President & Counsel
-------------------------------------------------------------------------
                      (Title of person signing)


/s/Amy B. McCann
-------------------------------------------------------------------------
                  (INTERNAL USE:  REVIEWER'S SIGNATURE)

                            US Small/SMID Growth Team

Team Description:
The management of and investment decisions for the Fund's portfolio are made by the Adviser's US Small/SMID Cap Growth Investment Team, which is responsible for management of all of the Adviser's US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Investment Team relies heavily on the fundamental analysis and research of the US Small/SMID Cap Growth Team. In addition, the team draws upon the research of the Advisor's industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Investment Team with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Bruce Aronow, Samantha Lau, Mark Attalienti and Kumar Kirpalani.

Mr. Aronow serves as team leader for the Small/SMID Cap Growth product and is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer and commercial sectors. Prior to joining Alliance Capital in 1999, Mr. Aronow was responsible for research and portfolio management for the small-cap consumer and auto/transportation sectors at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994 as a small-cap analyst primarily focusing on auto/transportation, specialty-finance and consumer-related companies. Previously, Mr. Aronow was a senior associate with Kidder, Peabody & Company for five years. Mr. Aronow holds a BA with a concentration in philosophy and a minor in economics from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. Chartered Financial Analyst.
Location: New York.

Ms. Lau joined Alliance Capital in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth technology sector. Prior to joining Alliance, Ms. Lau was responsible for covering small-cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). Before joining Chancellor in 1997, Ms. Lau worked for three years as a healthcare securities analyst in the investment-research department of Goldman Sachs, where she had primary responsibility for the long-term care and physician practice management industries as well as coverage of several companies within the pharmaceutical industry. Ms. Lau has a BS, magna cum laude, in finance and accounting from the Wharton School of the University of Pennsylvania. Chartered Financial Analyst. Location: New York.

Mr. Attalienti joined Alliance Capital in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth healthcare sector. Prior to joining Alliance, Mr. Attalienti covered the healthcare industry, spanning all market caps and subsectors, at Chase Asset Management for five years. Previously, he worked as an assistant treasurer for Chase Vista Management Group, where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in international studies from Muhlenberg College. Location: New York.

Mr. Kirpalani joined Alliance Capital in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth financial and energy sectors. Prior to joining Alliance, Mr. Kirpalani was responsible for research and portfolio management for the small-cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Before joining Chancellor in 1993, he was an equity analyst at Scudder, Stevens & Clark, with coverage of the auto, building material, natural-gas pipeline and oil-service industries. Mr. Kirpalani began his career in 1979 at Ameritrust Company, now part of Key Corporation. He later served as senior investment officer in the Trust department, a position he held until 1985. Mr. Kirpalani received a BTech in chemical engineering from the Indian Institute of Technology and an MBA from the University of Chicago. He is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. Chartered Financial Analyst. Location: New York.

                               ALLIANCEBERNSTEIN
                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investor Funds - Partners Large Cap Value Fund
                              Name of Fund/Account
          US Value Equity Investment Policy Group - Please see attached
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Alliance Capital Management LP
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                  ASSETS ($M)

        >>       registered investment companies: .............            17                       $6,700
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           196                       $7,735
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                  ASSETS ($M)
                                                                        --------                  -----------

        >>       registered investment companies: .............            1                        $5,404
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                         $753
                                                                 -----------------------    ------------------------

         The information set forth in the attached table is derived from our internal portfolio management assets under management recordkeeping system. We have presented this information in accordance with our understanding of the new SEC portfolio manager information disclosure rule. We believe this information is reasonably accurate but there may be variances due to differentials in account coding, structuring of these vehicles and account staffing.

         We are in the process of continuing to thoroughly reconcile this data and will provide revised information upon verification.

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

       Investment Professional Conflict of Interest Disclosure
              As an investment adviser and fiduciary, Alliance owes our clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds (hereinafter "clients"), and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight to help ensure that all clients are treated equitably. As stated in these conflicts-related policies, we place the interests of our clients first and expect all of our employees to maintain our fiduciary duty.

       Employee Personal Trading and the Code of Business Conduct and Ethics
       ---------------------------------------------------------------------
              Alliance has policies to avoid conflicts of interest when
       investment professionals and other personnel of Alliance own, buy or sell securities also owned by, or bought or sold for clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to allocate investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

       Managing Multiple Accounts for Multiple Clients
              The investment professional or investment professional teams for each fund have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.

              Allocating Investment Opportunities
              In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where Alliance would have an incentive, such a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which Alliance could share in investment gains. As referenced above, Alliance has procedures designed to ensure that information relevant to investment decisions are disseminated fairly and investment opportunities are allocated equitably among different clients.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

         Alliance's compensation program for investment professionals1 is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals/1/ primarily reflects their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.
--------
        / 1/ Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

              Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus;
     (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"); (iv) discretionary long-term incentive compensation in the form of option and restricted unit grants (granted prior to 2002) and (v) Contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

              An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

              Among the factors included in this annual assessment of investment professional compensation are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies and contribution to the investment team/discipline's dialogue. An investment professional's contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing are also taken into consideration. Furthermore, an investment professional's seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria are relevant to compensation decision-making.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/Jennifer Bergenfeld                                           2/23/2005
--------------------------------------------------            -----------------
(Signature of person authorized
   to sign on behalf of the Sub-Advisor)                          (Date)


Jennifer Bergenfeld
--------------------------------------------------------------------------------
                 (Printed Name of person signing)


Vice President & Counsel
--------------------------------------------------------------------------------
                 (Title of person signing)


/s/Amy B. McCann
--------------------------------------------------------------------------------
                (INTERNAL USE: REVIEWER'S SIGNATURE)

                     US Value Equity Investment Policy Group

Team Description:
The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Ms. Fedak has been CIO--US value equities and chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the Bernstein value equities business. She serves on Alliance's Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance in 2000. Previously, she had been a senior portfolio manager since joining the firm in 1984. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983. She earned a BA from Smith College and an MBA from Harvard University. Chartered Financial Analyst. Location: New York.

Mr. Mahedy was named Co-CIO--US Value equities in 2003. He continues to serve as director of research--US Value Equities, a position he has held since 2001.
Previously,   Mr.  Mahedy  was  a  senior   research   analyst  in   Bernstein's
institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services at Morgan Stanley for three years in the early 1990s. Mahedy began his career as a senior auditor with Peat Marwick Main. He earned a BS and an MBA from New York University. Certified Public Accountant. Location: New York.

Mr. Phillips is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He is also chairman of Bernstein's Proxy Voting
Committee. Before joining Bernstein in 1994, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis from 1992 to 1993. Previously, he was at State Street Research and Management Co. in Boston from 1972 to 1992, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. Chartered Financial Analyst. Location: New York.

Mr. Marx is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He joined the firm in 1997 as a research analyst and has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent 6 years as a consultant for Deloitte & Touche and the Boston Consulting Group. Mr. Marx earned an A.B. in economics from Harvard, and an M.B.A. from the Stanford Graduate School of Business. Location: New York.

                  AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                        PARTNERS LARGECAP GROWTH FUND II
                                PRESCOTT LEGARD
                                AMERICAN CENTURY

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          5     $8,038,537,497
     other pooled investment
     vehicles:                                           0                  0
     other accounts:                                     5        152,021,055


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.


  Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

  For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.


  American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.


  Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


  BASE SALARY
  Portfolio managers receive base pay in the form of a fixed annual salary.


  BONUS
  A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.


  With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II. The starting point for the custom peer group of its policy portfolio is the Lipper Large-Cap Growth category, and its market benchmark for compensation purposes is the Russell 1000 Growth Index.


  A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.


  A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.


  Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.


  RESTRICTED STOCK PLANS
  Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).


  DEFERRED COMPENSATION PLANS
  Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  Mr. LeGard did not own any shares of the fund as of October 31, 2004, the fund's most recent fiscal year end. The fund is a tracking portfolio for a similarly managed American Century policy portfolio. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee.


  /s/Brian L. Brogan                                        January 10, 2005
  ------------------                                        ----------------

  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Brian L. Brogan
  ---------------
  Printed Name of person signing)


  Assistant General Counsel, American Century Investments
  -------------------------------------------------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                        PARTNERS LARGECAP GROWTH FUND II
                                  TIM REYNOLDS
                                AMERICAN CENTURY

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          5     $8,038,537,497
     other pooled investment
     vehicles:                                           0                  0
     other accounts:                                     5        152,021,055


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.


  Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.


  For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.


  American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.


  Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


  BASE SALARY
  Portfolio managers receive base pay in the form of a fixed annual salary.

  BONUS
  A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.


  With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II. The starting point for the custom peer group of its policy portfolio is the Lipper Large-Cap Growth category, and its market benchmark for compensation purposes is the Russell 1000 Growth Index.


  A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.


  A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.


  Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.


  RESTRICTED STOCK PLANS
  Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).


  DEFERRED COMPENSATION PLANS
  Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

  Mr. Reynolds did not own any shares of the fund as of October 31, 2004, the fund's most recent fiscal year end. The fund is a tracking portfolio for a similarly managed American Century policy portfolio. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee.


  /s/Brian L. Brogan                                        January 10, 2005
  ------------------                                        ----------------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Brian L. Brogan
  ---------------
  Printed Name of person signing)


  Assistant General Counsel, American Century Investments
  -------------------------------------------------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                        PARTNERS LARGECAP GROWTH FUND II
                                 GARY WOODHAMS
                                AMERICAN CENTURY

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          5     $8,038,537,497
     other pooled investment
     vehicles:                                           0                  0
     other accounts:                                     5        152,021,055


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.


  Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.


  For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.


  American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.


  Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

  American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


  BASE SALARY
  Portfolio managers receive base pay in the form of a fixed annual salary.


  BONUS
  A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.


  With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II. The starting point for the custom peer group of its policy portfolio is the Lipper Large-Cap Growth category, and its market benchmark for compensation purposes is the Russell 1000 Growth Index.


  A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.


  A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.


  Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.


  RESTRICTED STOCK PLANS
  Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).


  DEFERRED COMPENSATION PLANS
  Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  Mr. Woodhams did not own any shares of the fund as of October 31, 2004, the fund's most recent fiscal year end. The fund is a tracking portfolio for a similarly managed American Century policy portfolio. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee.


  /s/Brian L. Brogan                                        January 10, 2005
  ------------------                                        ----------------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Brian L. Brogan
  ---------------
  Printed Name of person signing)


  Assistant General Counsel, American Century Investments
  -------------------------------------------------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                         ARK ASSET MANAGEMENT CO., INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                          PARTNERS SMALLCAP VALUE FUND
                                 COLEMAN BRANDT
                         ARK ASSET MANAGEMENT CO., INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/04 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                  0
     other pooled investment
     vehicles:                                           1     $   74,885,371
     other accounts:                                    88      1,776,445,321


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  NoneFor example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Ark's management determines levels of each portfolio manager's compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio managers' compensation. Each portfolio manager's compensation is based upon several factors, including the firm's profitability, the portfolio manager's group's profitability and the portfolio manager's: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and
  (3) effective interface with clients and other professionals within the firm.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - -

  $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or
  over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  Mr. Brandt does not own any Securities in the Fund. The Fund is offered to retirement plans and is not an option available to Mr. Brandt in the 401(k) plan offered by his employer.

  /s/Lauri B. London                                        12/23/04
  ------------------                                        --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Lauri B. London
  ---------------
  Printed Name of person signing)


  General Counsel
  ---------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                          PARTNERS SMALLCAP VALUE FUND
                               WILLIAM CHARCALIS
                         ARK ASSET MANAGEMENT CO., INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 9/30/04 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                  0
     other pooled investment
     vehicles:                                           1     $   74,885,371
     other accounts:                                    88      1,776,445,321



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  None.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Ark's management determines levels of each portfolio manager's compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio managers' compensation. Each portfolio manager's compensation is based upon several factors, including the firm's profitability, the portfolio manager's group's profitability and the portfolio manager's: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and
  (3) effective interface with clients and other professionals within the firm.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  Mr. Charcalis does not own any Securities in the Fund. The Fund is offered to retirement plans and is not an option available to Mr. Charcalis in the 401(k) plan offered by his employer.

  /s/Lauri B. London                                        12/23/04
  ------------------                                        --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Lauri B. London
  ---------------
  Printed Name of person signing)


  General Counsel
  ---------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                         DIMENSIONAL FUND ADVISORS INC.

         MANAGEMENT OF THE PARTNERS SMALLCAP VALUE FUND II (THE "FUND")

Dimensional Fund Advisors Inc. ("Dimensional") serves as a sub-advisor to the Fund. As such, Dimensional is responsible for the Fund's assets. The Fund is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.


The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Fund are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.


In accordance with the team approach used to manage the Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert
T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for the day-to-day management of the Fund.


Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

                               PORTFOLIO MANAGER

INVESTMENTS IN THE FUND


Information relating to the portfolio manager's ownership (including the ownership of his or her immediate family) in the Fund in this SAI as of October 31, 2004 is set forth in the chart below.

  NAME OF PORTFOLIO           PORTFOLIO           DOLLAR RANGE OF FUND SHARES
       MANAGER                                               OWNED
                        Partners SmallCap
 Robert T. Deere        Value Fund II           None



DESCRIPTION OF COMPENSATION STRUCTURE


Portfolio managers receive a base salary, an incentive bonus and may receive an equity compensation opportunity. The Compensation Committee of Dimensional reviews the compensation of each portfolio manager annually and may make modifications as it deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

.. BASE SALARY. Each portfolio manager is paid a base salary. Dimensional considers the portfolio manager's experience and responsibilities to determine each portfolio manager's base salary.
.. SEMI-ANNUAL BONUS. Each portfolio manager receives points in a bonus pool that is shared with other employees of Dimensional. The number of bonus points varies with each portfolio manager depending upon the portfolio manager's experience and responsibilities. Dimensional calculates the value of the bonus points based on the profitability of Dimensional. The bonus is paid two times per year.
.. COMMISSIONS FOR CLIENT SERVICES. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of Dimensional.

Portfolio managers may be awarded the right to purchase restricted shares of Dimensional's stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.


OTHER MANAGED ACCOUNTS


In addition to the Portfolio, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by Dimensional, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and
(iii) other accounts managed for organizations and individuals. The following table sets forth information regarding accounts other than the Portfolio for which each portfolio manager has the day-to-day management responsibilities.

                                                                                  NUMBER OF ACCOUNTS MANAGED AND
                                NUMBER OF ACCOUNTS MANAGED                        TOTAL ASSETS BY CATEGORY AS OF
      NAME OF                  AND TOTAL ASSETS BY CATEGORY                         OCTOBER 31, 2004 FOR WHICH
 PORTFOLIO MANAGER                AS OF OCTOBER 31, 2004                         ADVISORY FEE IS PERFORMANCE-BASED
                      .20 U.S. registered mutual funds with $24,955    . None with respect to registered mutual funds.
                        million in total assets under management.      .1 unregistered pooled investment vehicle with $265
                      .10 unregistered pooled investment vehicles        million in total assets under management.
                        with $9,286 million in total assets under      . None with respect to other accounts.
 Robert T. Deere        management.
                      .27 other accounts with $1,768 million in
                        total assets under management.



Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to the Fund and also simultaneously other account. Other accounts include registered mutual funds and other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals ("other accounts"). Other accounts may have similar investment objectives to theFund, or purchase, sell or hold securities that are eligible to be purchased, sold or held by theFund. Actual or apparent conflicts of interest include:

.. Time Management. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.
.. Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same security may vary and the length of time that any fund or other account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple accounts.
.. Broker Selection. With respect to securities transactions for the Fund, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.
.. Performance-Based Fees. For some accounts, Dimensional may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to other accounts where Dimensional is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Dimensional might share in investment gains.
.. Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the account of that client over other accounts that the portfolio manager manages.

.. Investment in the Fund. Portfolio managers or their relatives may invest in a fund that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                             EMERALD ADVISERS, INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
               PARTNERS SMALL CAP GROWTH FUND II (PIF) FUND, INC.
                            KENNETH G. MERTZ II, CFA
                             EMERALD ADVISERS, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Emerald has two domestic equity portfolio managers: Kenneth G. Mertz and Stacey
L. Sears. Ken Mertz manages the Banking & Finance Fund and the Technology Fund and all tax-exempt, separate account portfolios. Ken and Stacey co-manage Emerald's Growth Fund. Stacey Sears also oversees the implementation of investment ideas into our separate account taxable high-net worth client portfolios.


Ken Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Stacey Sears monitors all portfolios in wrap programs and works with Ken in supervising the trading group staff. Ken and Stacey work as a team developing strategy.


Please provide the following information as of 9/30/04 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                           3         345mm
     other pooled investment
     vehicles:                                            0           0
     other accounts:                                    120       1,182mm



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  No material conflicts of interest should arise in connection with the
  ---------------------------------------------------------------------
  portfolio manager's management of the Principal Funds and other accounts
  ------------------------------------------------------------------------
  managed by the portfolio managers. All the accounts are managed by the same
  ---------------------------------------------------------------------------
  team and have their trades grouped together in accordance with our procedures
  -----------------------------------------------------------------------------
  manual. The only differences which may arise would be due to cash flow
  ----------------------------------------------------------------------
  requirements of a mutual fund.
  ------------------------------

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Emerald has a company-wide compensation/incentive plan. A consulting firm
  -------------------------------------------------------------------------
  aided in the development of this plan. The first stage was implemented in
  -------------------------------------------------------------------------
  1999, and included a salary grid structure for all employees and job titles.
  ----------------------------------------------------------------------------
  The firm's Compensation Committee (which includes members of Emerald's board
  ----------------------------------------------------------------------------
  of directors) can adjust an individual's salary based on actual job
  -------------------------------------------------------------------
  performance. The salary grid points were chosen in concert with the Consultant
  ------------------------------------------------------------------------------
  following an industry review and comparison survey. Emerald's marketing staff
  -----------------------------------------------------------------------------
  is paid commissions based on (1) new dollars flowing into the firm and (2) the
  ------------------------------------------------------------------------------
  retention of assets over the long-term. The second stage is an annual
  ---------------------------------------------------------------------
  (short-term) Bonus Plan that keys job performance to eligibility and amount.
  ----------------------------------------------------------------------------
  The "firm-wide" component, which mandates whether or not the firm as a whole
  ----------------------------------------------------------------------------
  will pay yearly bonuses, is tied to the firm's performance relative to the
  --------------------------------------------------------------------------
  Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range
  ------------------------------------------------------------------------------
  from zero to 200% of base salaries. If the firm's performance is sufficient to
  ------------------------------------------------------------------------------
  warrant bonus payments, the Compensation Committee decides on a percentage
  --------------------------------------------------------------------------
  payout of the eligible bonus pool to each operating unit: Portfolio
  -------------------------------------------------------------------
  Management, Research, Marketing and Operations. Finally, each unit's Managing
  -----------------------------------------------------------------------------
  Director assigns specific employee bonus amounts from the eligible pool, based
  ------------------------------------------------------------------------------
  on annual performance reviews, and with a sign-off from the Compensation
  ------------------------------------------------------------------------
  Committee. The final portion of the new plan is a Long-Term Incentive Plan,
  ---------------------------------------------------------------------------
  which is scheduled to be adopted in 2004. The Plan will award phantom stock to
  ------------------------------------------------------------------------------
  key employees, based on their job performance and the importance of their role
  ------------------------------------------------------------------------------
  within the organization. The Plan is completely discretionary and any phantom
  -----------------------------------------------------------------------------
  stock awards will be decided by the company's Compensation Committee. Prior to
  ------------------------------------------------------------------------------
  the implementation of the Plan, Emerald has consistently awarded or offered
  ---------------------------------------------------------------------------
  the purchase of direct equity ownership in the firm to key employees. Twelve
  ----------------------------------------------------------------------------
  owner/employees now either own or are eligible to purchase shares in the
  ------------------------------------------------------------------------
  company. Emerald believes it has a competitive compensation/incentive
  ---------------------------------------------------------------------
  structure relative to its industry based both on the involvement of the
  -----------------------------------------------------------------------
  Consultant and the fact that it has consistently retained its key senior
  ------------------------------------------------------------------------
  management staff over the long-term.
  ------------------------------------

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None. Our portfolio managers are prohibited from purchasing shares of this
  --------------------------------------------------------------------------
  fund.
  -----

  /s/Kenneth G. Mertz II                                    12/20/04
  ----------------------                                    --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Kenneth G. Mertz II, CFA
  ------------------------
  Printed Name of person signing)


  President
  ---------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
               PARTNERS SMALL CAP GROWTH FUND II (PIF) FUND, INC.
                                STACEY L. SEARS
                             EMERALD ADVISERS, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Emerald has two domestic equity portfolio managers: Kenneth G. Mertz and Stacey
L. Sears. Ken Mertz manages the Banking & Finance Fund and the Technology Fund and all tax-exempt, separate account portfolios. Ken and Stacey co-manage Emerald's Growth Fund. Stacey Sears also oversees the implementation of investment ideas into our separate account taxable high-net worth client portfolios.

Ken Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Stacey Sears monitors all portfolios in wrap programs and works with Ken in supervising the trading group staff. Ken and Stacey work as a team developing strategy.


Please provide the following information as of 9/30/04 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                           3         345mm
     other pooled investment
     vehicles:                                            0           0
     other accounts:                                    120       1,182mm



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  No material conflicts of interest should arise in connection with the
  ---------------------------------------------------------------------
  portfolio manager's management of the Principal Funds and other accounts
  ------------------------------------------------------------------------
  managed by the portfolio managers. All the accounts are managed by the same
  ---------------------------------------------------------------------------
  team and have their trades grouped together in accordance with our procedures
  -----------------------------------------------------------------------------
  manual. The only differences which may arise would be due to cash flow
  ----------------------------------------------------------------------
  requirements of a mutual fund.
  ------------------------------

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Emerald has a company-wide compensation/incentive plan. A consulting firm
  -------------------------------------------------------------------------
  aided in the development of this plan. The first stage was implemented in
  -------------------------------------------------------------------------
  1999, and included a salary grid structure for all employees and job titles.
  ----------------------------------------------------------------------------
  The firm's Compensation Committee (which includes members of Emerald's board
  ----------------------------------------------------------------------------
  of directors) can adjust an individual's salary based on actual job
  -------------------------------------------------------------------
  performance. The salary grid points were chosen in concert with the Consultant
  ------------------------------------------------------------------------------
  following an industry review and comparison survey. Emerald's marketing staff
  -----------------------------------------------------------------------------
  is paid commissions based on (1) new dollars flowing into the firm and (2) the
  ------------------------------------------------------------------------------
  retention of assets over the long-term. The second stage is an annual
  ---------------------------------------------------------------------
  (short-term) Bonus Plan that keys job performance to eligibility and amount.
  ----------------------------------------------------------------------------
  The "firm-wide" component, which mandates whether or not the firm as a whole
  ----------------------------------------------------------------------------
  will pay yearly bonuses, is tied to the firm's performance relative to the
  --------------------------------------------------------------------------
  Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range
  ------------------------------------------------------------------------------
  from zero to 200% of base salaries. If the firm's performance is sufficient to
  ------------------------------------------------------------------------------
  warrant bonus payments, the Compensation Committee decides on a percentage
  --------------------------------------------------------------------------
  payout of the eligible bonus pool to each operating unit: Portfolio
  -------------------------------------------------------------------
  Management, Research, Marketing and Operations. Finally, each unit's Managing
  -----------------------------------------------------------------------------
  Director assigns specific employee bonus amounts from the eligible pool, based
  ------------------------------------------------------------------------------
  on annual performance reviews, and with a sign-off from the Compensation
  ------------------------------------------------------------------------
  Committee. The final portion of the new plan is a Long-Term Incentive Plan,
  ---------------------------------------------------------------------------
  which is scheduled to be adopted in 2004. The Plan will award phantom stock to
  ------------------------------------------------------------------------------
  key employees, based on their job performance and the importance of their role
  ------------------------------------------------------------------------------
  within the organization. The Plan is completely discretionary and any phantom
  -----------------------------------------------------------------------------
  stock awards will be decided by the company's Compensation Committee. Prior to
  ------------------------------------------------------------------------------
  the implementation of the Plan, Emerald has consistently awarded or offered
  ---------------------------------------------------------------------------
  the purchase of direct equity ownership in the firm to key employees.
  ---------------------------------------------------------------------

  Twelve owner/employees now either own or are eligible to purchase shares in
  ---------------------------------------------------------------------------
  the company. Emerald believes it has a competitive compensation/incentive
  -------------------------------------------------------------------------
  structure relative to its industry based both on the involvement of the
  -----------------------------------------------------------------------
  Consultant and the fact that it has consistently retained its key senior
  ------------------------------------------------------------------------
  management staff over the long-term.
  ------------------------------------

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None. Our portfolio managers are prohibited from purchasing shares of this
  --------------------------------------------------------------------------
  fund.
  -----

  /s/Stacey L. Sears                                        12/20/04
  ------------------                                        --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Stacey L. Sears
  ---------------
  Printed Name of person signing)


  Senior Vice President/Portfolio Manager
  ---------------------------------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                     FIDELITY MANAGEMENT & RESEARCH COMPANY

Cesar Hernandez is the portfolio manager of Partners International Fund and receives compensation for his services. As of October 31, 2004, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.


The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is based on the pre-tax investment performance of the master account for the international investment discipline in which the fund is invested. The performance of the master account is measured against the MSCI EAFE Index (net Luxembourg tax rate adjusted). The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's master accounts relative to a benchmark index assigned to each master account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.


The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.


The following table provides information relating to other accounts managed by Mr. Hernandez as of October 31, 2004:

                              REGISTERED           OTHER POOLED         OTHER
                         INVESTMENT COMPANIES*  INVESTMENT VEHICLES    ACCOUNTS
 Number of Accounts
 Managed                           1                       3               43
 Number of Accounts
 Managed with
 Performance-Based
 Advisory Fees                     0                       0                0
 Assets Managed (in
 millions)                       194                   1,862            9,752
 Assets Managed with
 Performance-Based
 Advisory Fees (in
 millions)                         0                       0                0
*Includes Partners
International Fund.



The dollar range of shares of Partners International Fund beneficially owned by Mr. Hernandez as of October 31, 2004 was $0.

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

Prospectus disclosure

GMO's U.S. Quantitative Equity (Long only) Division

Portfolio management team--PIF-Partners LargeCap Growth Fund

Day-to-day management of the fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.

Robert Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as the senior member of the fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.

SAI disclosure

The following table sets forth additional information about the team's senior member responsible for coordinating the fund's overall portfolio management. The information provided is as of the date of the fund's most recently completed fiscal year.

------------------ ---------------------------------- ------------------------------- --------------------------------
    Portfolio
 management team      Other registered investment
  PIF-Partners       companies managed (including
 LargeCap Growth       other non-GMO mutual fund         Other pooled investment         Separate accounts managed
      Fund            subadvisory relationships)      vehicles managed (world-wide)            (world-wide)
------------------ ---------------------------------- ------------------------------- --------------------------------
------------------ ------------ --------------------- ------------ ------------------ ------------- ------------------
                    Number of       Total assets       Number of     Total assets      Number of      Total assets
                    accounts                           accounts                         accounts
------------------ ------------ --------------------- ------------ ------------------ ------------- ------------------
------------------ ------------ --------------------- ------------ ------------------ ------------- ------------------
  Robert Soucy         26        $12,802,339,713.34        2        $169,720,849.89        16       $1,929,896,660.40
------------------ ------------ --------------------- ------------ ------------------ ------------- ------------------

------------------ ---------------------------------- --------------------------- ------------------------------------
                      Other registered investment      Other pooled investment         Separate accounts managed
                    companies managed for which GMO        vehicles managed
                   receives a performance-based fee     (world-wide) for which
                    (including other non-GMO mutual         GMO receives a            (world-wide) for which GMO
                    fund subadvisory relationships)     performance-based fee      receives a performance-based fee
------------------ ---------------------------------- --------------------------- ------------------------------------
------------------ ------------ --------------------- ------------- ------------- -------------- ---------------------
                    Number of      Total assets*       Number of       Total        Number of       Total assets*
                    accounts*                          accounts*      assets*       accounts*
------------------ ------------ --------------------- ------------- ------------- -------------- ---------------------
------------------ ------------ --------------------- ------------- ------------- -------------- ---------------------
  Robert Soucy          3        $3,393,781,832.74         0             0              4         $1,055,125,144.64
------------------ ------------ --------------------- ------------- ------------- -------------- ---------------------

* Subset of accounts and assets noted above

Description of material conflicts: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the presence of conflicts between the fund and other similar stock accounts managed by the portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

Description of the structure of, and the method used to determine, the compensation of each member of the fund's portfolio management team: The senior member of the fund's portfolio management team is a member (partner) of GMO. The compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. The base salary is decided by GMO's Compensation Committee taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is agreed upon by GMO's Compensation Committee taking into account the individual's contribution to GMO and its mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person's compensation is based on his or her individual performance, GMO does not have a typical percentage split among base, bonus and other compensation. GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Dollar range of fund securities owned by each member of the fund's portfolio management team: As of the fund's most recently completed fiscal year, the senior member of the team has no beneficial interest in the fund's shares.

                         GOLDMAN SACHS ASSET MANAGEMENT

     Portfolio Management Compensation Disclosure - Quantitative Equity Team

Base Salary and Performance Bonus. GSAM and the GSAM Quantitative Equity Team's (the "QE Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager's individual performance; his or her contribution to the overall performance of QE strategies and annual revenues in the investment strategy which in part is derived from advisory fees and for certain accounts, performance based fees.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the teams' pre-tax performance exceeded performance benchmarks over a one, three and five year period (2) whether the portfolio manager managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. In addition the other factors that are also considered when the amount of performance bonus is determined: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team achieved top tier rankings and ratings; and (3) whether the team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for these Funds is the S&P 500 Index.

GSAM and the QE Team's decision may also be influenced by the following: the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.

Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

Conflicts of Interest. GSAM's portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

            Portfolio Management Compensation Disclosure - Value Team


GSAM and the GSAM Value Team's (the "Value Team") compensation package for its portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

The performance bonus is significantly influenced by 3 Year period of investment performance. The following criteria are considered:

o        Individual performance (relative, absolute)
o        Team Performance (relative, absolute)
o        Consistent performance that aligns with clients' objectives
o        Achievement of top rankings (relative and competitive)


The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell Mid Cap Value Index. As mentioned above, performance is measured on a 3 Year basis.

Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

Conflicts of Interest. GSAM's portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

                    Annex A - Portfolio Managers to be listed


---------------------------------------- --------------------------------------
Fund Name                                PMs primarily responsible for
                                         day-to-day management of Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Principal Large Cap Blend Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Melissa Brown
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Gary Chropuvka
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------

---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Principal Partners Mid Cap Value Fund    Eileen Rominger
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Sally P. Davis
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Dolores Bamford
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Andy Braun
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Lisa Parisi
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Sean Gallagher
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         David Berdon
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Andy Braun
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Scott Carroll
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
                                         Edward Perkin
---------------------------------------- --------------------------------------

                   Annex B - List of Accounts as of 10/31/04


 Name of PM or Team Member          Type of Accounts              Total          Total Assets     # of Accounts     Total Assets
                                    ----------------                                  -------
                                                                                                   Managed that
                                                                                                   Advisory Fee     that Advisory
                                                              # of Accounts                         Based on        Fee Based on
                                                                           -                                -                -
                                                                 Managed                           Performance       Performance
Quantitative Equity Team
1.  _Melissa Brown_______         Registered Investment             30               6554
                                  Companies:
                                  Other Pooled Investment           5                2069               1                106
                                  Vehicles:
                                  Other Accounts:                   89              14546               18              3690


2. _Gary Chropuvka______          Registered Investment             31               6648
                                  Companies:
                                  Other Pooled Investment           5                2069               1                106
                                  Vehicles:
                                  Other Accounts:                  232              15821               18              3690

Value Team
Eileen Rominger                   Registered Investment             19             7.9 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  306             4.1 bil              1             104.2 mil


Dolores Bamford                   Registered Investment             19             7.9 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  306             4.1 bil              1             104.2 mil


Lisa Parisi                       Registered Investment             19             7.9 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  306             4.1 bil              1             104.2 mil


Sean Gallagher                    Registered Investment             13             5.2 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  280             3.5 bil              1             104.2 mil


Edward Perkin                     Registered Investment             13             5.2 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  280             3.5 bil              1             104.2 mil


Sally Pope Davis                  Registered Investment             13             5.2 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  280             3.5 bil              1             104.2 mil


Andy Braun                        Registered Investment             13             5.2 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  280             3.5 bil              1             104.2 mil


Scott Carroll                     Registered Investment             19             7.9 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  306             4.1 bil              1             104.2 mil


                                         Type of Accounts
David Berdon                      Registered Investment             19             7.9 bil              0                 0
                                  Companies:
                                  Other Pooled Investment           0                 0                 0                 0
                                  Vehicles:
                                  Other Accounts:                  306             4.1 bil              1             104.2 mil

                        Annex C - Disclosure of Ownership

-------------------------------- --------------------- --------------------
Portfolio Manager                Principal Large Cap    Principal Mid Cap
                                        Blend                 Value
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Melissa Brown                             0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Gary Chropuvka                            0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------

-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Value Team
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Eileen Rominger                                                 0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Sally P. Davis                                                  0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Dolores Bamford                                                 0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Andy Braun                                                      0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Lisa Parisi                                                     0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Sean Gallagher                                                  0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
David Berdon                                                    0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Andy Braun                                                      0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Scott Carroll                                                   0
-------------------------------- --------------------- --------------------
-------------------------------- --------------------- --------------------
Edward Perkin                                                   0
-------------------------------- --------------------- --------------------


Due to Goldman Sachs Asset Management, L.P.'s ("GSAM") internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.


                     J.P. MORGAN INVESTMENT MANAGEMENT INC.

                         PRINCIPAL INVESTORS FUND, INC.
                       Information as of October 31, 2004

--------------------------------------------------------------------------------
                       Small Cap Value 1 Account ("Fund")
               J.P. Morgan Investment Management Inc. ("Adviser")
--------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------
(a)(1) Identify portfolio (a)(2) For each person identified in column (a)(1), provide (a)(3) For each of the categories in column (a)(2), provide number manager(s) of the Adviser number of other accounts managed by the person within each of accounts and the total assets in the accounts with respect to to be named in the Fund category below and the total assets in the accounts managed which the advisory fee is based on the performance of the account prospectus within each category below

---------------------- ------------------------------------------------------------- -----------------------
---------------------- --------------------- ------------------- ------------------- -----------------------
                       Registered            Other Pooled        Other Accounts      Registered Investment
                       Investment Companies  Investment                              Companies
                                             Vehicles
---------------------- --------------------- ------------------- ------------------- -----------------------
---------------------- ---------- ---------- ---------- -------- ---------- -------- ---------- ------------
                       Number     Total      Number     Total    Number     Total    Number of  Total Assets
                       of         Assets     of         Assets   of         Assets   Accounts
                       Accounts              Accounts            Accounts
---------------------- ---------- ---------- ---------- -------- ---------- -------- ---------- ------------
---------------------- ---------- ---------- ---------- -------- ---------- -------- ---------- ------------
                                  $1.252                $1.390              $287
Chris T. Blum, V.P.    8          billion    9          billion  3          million
---------------------- ---------- ---------- ---------- -------- ---------- -------- ---------- ------------

--------------------------------------------
------------------------ -------------------
Other Pooled             Other Accounts
Investment Vehicles

------------------------ -------------------
----------- ------------ --------- ---------
Number of   Total Assets Number of Total
Accounts                 Accounts  Assets

----------- ------------ --------- ---------
----------- ------------ --------- ---------


----------- ------------ --------- ---------

(a)(4) Description of any Potential Material Conflicts of Interest that may arise in connection with the portfolio manager's management of the Fund and other accounts.

The chart above shows the number, type and market value as of 12/31/04 of the accounts other than the Fund that are managed by the Fund's portfolio manager. The potential material conflicts of interest that may arise in connection with the portfolio manager's management of the Fund and the management of these other accounts include:

1. A conflict between investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager.

2. A conflict in allocation of investment opportunities between the Fund and the other accounts managed by the portfolio manager. However, the Adviser's allocation practices are designed to achieve fair and equitable allocation of investment opportunities among its clients over time. Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. For equity securities, partially completed orders generally will be allocated among accounts with similar investment objectives and strategies on a pro-rata average price basis, subject to certain limited exceptions. One such exception provides that if an allocation results in a de minimis allocation relative to the size of the account or its investment strategy, the allocation may be reallocated to other accounts.

     The similarity of guidelines and objectives for many accounts in combination with thin markets, price volatility or lack of liquidity in the market may require that a block order be filled in multiple executions extending over several days. To promote fair and equitable allocation over time each account is allocated shares on a pro-rata basis to their original order. In certain circumstances the partial fills of the order could result in a client receiving an uneconomic allocation due to fixed transaction costs and custody costs. In these circumstances the traders may exclude small orders until such time as 50% of the total order is complete. At this stage the small orders will be executed. Under this process smaller orders will lag in the early part of the order but will be 100% filled before the completion of the total order.

     Thus, while aggregation of the Fund's order for a security with orders for the Adviser's other clients seeks to achieve an equitable allocation of the order between the Fund and the Adviser's other clients, it may adversely affect the size of the position the Fund may obtain or the price paid or received by the Fund.

3. The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same the extent as the other accounts managed by the portfolio manager.

     (b)  Fund Manager Compensation

          The Adviser's portfolio managers participate in a highly competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable bonus consisting of cash incentives, stock awards and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

          Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long-term.

          Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As incentive compensation increases, the percentage of compensation awarded in restricted stock, stock appreciation awards or stock options also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

     (c)  Ownership of Securities

------------------------ -------------- ---------------- --------------------- ----------------------
Portfolio Manager        None           $1-$10,000       $10,001-$50,000       $50,001-$100,000

------------------------ -------------- ---------------- --------------------- ----------------------
------------------------ -------------- ---------------- --------------------- ----------------------
Chris T. Blum            X
------------------------ -------------- ---------------- --------------------- ----------------------

- ----------------------- ---------------- -----------------
  $100,001-$500,000       $500,001 -       over
                          $1,000,000       $1,000,000
- ----------------------- ---------------- -----------------
- ----------------------- ---------------- -----------------

- ----------------------- ---------------- -----------------

             LOS ANGELES CAPITAL MANAGEMENT & EQUITY RESEARCH, INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                         PARTNERS SMALL CAP VALUE FUND
                                  DAVE BORGER
             LOS ANGELES CAPITAL MANAGEMENT & EQUITY RESEARCH, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


All accounts are managed on a team basis. Each portfolio manager serves as a member of the investment committee.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          6     $431.7million
     other pooled investment
     vehicles:                                           0          0
     other accounts:                                    25        2.6billion


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0         0
     other pooled investment
     vehicles:                                           0         0
     other accounts:                                     2      $420million



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the

  Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Dave Borger                                            12/02/2004
  --------------                                            ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dave Borger
  -----------
  Printed Name of person signing)


  Director of Research
  --------------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                         PARTNERS SMALL CAP VALUE FUND
                                CHRISTINE KUGLER
             LOS ANGELES CAPITAL MANAGEMENT & EQUITY RESEARCH, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


All accounts are managed on a team basis. Each portfolio manager serves as a member of the investment committee.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          6     $431.7million
     other pooled investment
     vehicles:                                           0          0
     other accounts:                                    25        2.6billion

    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0         0
     other pooled investment
     vehicles:                                           0         0
     other accounts:                                     2      $420million



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Christine Kugler                                       12/02/2004
  -------------------                                       ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Christine Kugler
  ----------------
  Printed Name of person signing)


  Director of Implementation
  --------------------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                         PARTNERS SMALL CAP VALUE FUND
                                 STUART MATSUDA
             LOS ANGELES CAPITAL MANAGEMENT & EQUITY RESEARCH, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


All accounts are managed on a team basis. Each portfolio manager serves as a member of the investment committee.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          6     $431.7million
     other pooled investment
     vehicles:                                           0          0
     other accounts:                                    25        2.6billion


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0         0
     other pooled investment
     vehicles:                                           0         0
     other accounts:                                     2      $420million



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Stuart Matsuda                                         12/02/2004
  -----------------                                         ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Stuart Matsuda
  --------------
  Printed Name of person signing)


  Director of Trading
  -------------------

   INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                         PARTNERS SMALL CAP VALUE FUND
                                  HAL REYNOLDS
             LOS ANGELES CAPITAL MANAGEMENT & EQUITY RESEARCH, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


All accounts are managed on a team basis. Each portfolio manager serves as a member of the investment committee.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          6     $431.7million
     other pooled investment
     vehicles:                                           0          0
     other accounts:                                    25        2.6billion


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0         0
     other pooled investment
     vehicles:                                           0         0
     other accounts:                                     2      $420million

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Hal Reynolds                                           12/02/2004
  ---------------                                           ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Hal Reynolds
  ------------
  Printed Name of person signing)


  Chief Investment Officer
  ------------------------

   INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                         PARTNERS SMALL CAP VALUE FUND
                                  TOM STEVENS
             LOS ANGELES CAPITAL MANAGEMENT & EQUITY RESEARCH, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

All accounts are managed on a team basis. Each portfolio manager serves as a member of the investment committee.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          6     $431.7million
     other pooled investment
     vehicles:                                           0          0
     other accounts:                                    25        2.6billion


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0         0
     other pooled investment
     vehicles:                                           0         0
     other accounts:                                     2      $420million






  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  All accounts are managed in a consistent fashion based on the firm's Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in the portfolio.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Tom Stevens                                            12/02/2004
  --------------                                            ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Tom Stevens
  -----------
  Printed Name of person signing)


  President
  ---------

   INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                        MAZAMA CAPITAL MANAGEMENT, INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
   PRINCIPAL INVESTORS FUND, INC - PARTNERS SMALL CAP GROWTH FUND III SERIES
                                STEPHEN C. BRINK
                        MAZAMA CAPITAL MANAGEMENT, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         10       978,875,848
     other pooled investment
     vehicles:                                           2        85,432,731
     other accounts:                                    62     3,380,828,408


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     1      104,892,659



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  There are no material conflicts of interest in connection with the Portfolio Manager's management of the Fund's investments.


   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.


  Each Portfolio Manager and Research Analyst ("Investment Team") receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team manages the portfolios in aggregate terms, focusing on the overall strategy, which is then implemented at the portfolio level. In other words, the Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Instead, they are compensated based on overall fees received by the firm. This incentive compensation structure keeps each member of the team focused on the relative performance of the aggregate portfolio versus its benchmark. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and those of the Russell 2500 Growth Index.


  Equity incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, including founding equity, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  MCM employees are unable to invest in shares of the Fund unless they do so through a bundled 401(k) plan or other multi-product offering of Principal Financial Group.


  /s/Brian P. Alfrey                                        12/06/2004
  ------------------                                        ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Brian P. Alfrey
  ---------------
  Printed Name of person signing)


  EVP/COO
  -------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
   PRINCIPAL INVESTORS FUND, INC - PARTNERS SMALL CAP GROWTH FUND III SERIES
                                RONALD A. SAUER
                        MAZAMA CAPITAL MANAGEMENT, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         10       978,875,848
     other pooled investment
     vehicles:                                           2        85,432,731
     other accounts:                                    62     3,380,828,408


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     1      104,892,659



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  There are no material conflicts of interest in connection with the Portfolio Manager's management of the Fund's investments.


   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.


  Each Portfolio Manager and Research Analyst ("Investment Team") receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management. The Investment Team manages the portfolios in aggregate terms, focusing on the overall strategy, which is then implemented at the portfolio level. In other words, the Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation.

  Instead, they are compensated based on overall fees received by the firm. This incentive compensation structure keeps each member of the team focused on the relative performance of the aggregate portfolio versus its benchmark. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and those of the Russell 2500 Growth Index.


  Equity incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, including founding equity, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  MCM employees are unable to invest in shares of the Fund unless they do so through a bundled 401(k) plan or other multi-product offering of Principal Financial Group.


  /s/Brian P. Alfrey                                        12/06/2004
  ------------------                                        ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Brian P. Alfrey
  ---------------
  Printed Name of person signing)


  EVP/COO
  -------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                         MELLON EQUITY ASSOCIATES, LLP

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
               PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP BLEND
                     RONALD P. GALA, CFA, PORTFOLIO MANAGER
                         MELLON EQUITY ASSOCIATES, LLP

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                    10      611,354,185


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     2      112,144,869



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.





  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Mellon Equity provides market-based compensation and incentives that promote individual accountability and commitment to the firm. All investment professionals receive competitive salaries supplemented by a profit-based bonus. Bonus payments may be substantial and are based on the pre-tax net income of Mellon Equity. In calculating bonus payments consideration is given to individual performance (45% of total) and contribution to the firm (40% of total), with the remaining 15% left to the discretion of the President of Mellon Equity as a subjective component. Bonuses are partially deferred with ultimate payment linked to continued employment.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Ronald P. Gala                                         12-13-04
  -----------------                                         --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Ronald P. Gala
  --------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
               PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP BLEND
                    WILLIAM C. JURIK, CFA, PORTFOLIO MANAGER
                         MELLON EQUITY ASSOCIATES, LLP

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          3      $140,519,518
     other pooled investment
     vehicles:                                           0                 0
     other accounts:                                     0                 0

    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.





  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Mellon Equity provides market-based compensation and incentives that promote individual accountability and commitment to the firm. All investment professionals receive competitive salaries supplemented by a profit-based bonus. Bonus payments may be substantial and are based on the pre-tax net income of Mellon Equity. In calculating bonus payments consideration is given to individual performance (45% of total) and contribution to the firm (40% of total), with the remaining 15% left to the discretion of the President of Mellon Equity as a subjective component. Bonuses are partially deferred with ultimate payment linked to continued employment.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/William C. Jurik                                       12-13-04
  -------------------                                       --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  William C. Jurik
  ----------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
               PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP BLEND

                    JOHN R. O'TOOLE, CFA, PORTFOLIO MANAGER
                         MELLON EQUITY ASSOCIATES, LLP

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          3     $  649,065,326
     other pooled investment
     vehicles:                                           3         70,065,304
     other accounts:                                    20      1,229,835,904


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     4      $48,647,935



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.





  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Mellon Equity provides market-based compensation and incentives that promote individual accountability and commitment to the firm. All investment professionals receive competitive salaries supplemented by a profit-based bonus. Bonus payments may be substantial and are based on the pre-tax net income of Mellon Equity. In calculating bonus payments consideration is given to individual performance (45% of total) and contribution to the firm (40% of total), with the remaining 15% left to the discretion of the President of Mellon Equity as a subjective component. Bonuses are partially deferred with ultimate payment linked to continued employment.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/John R. O'Toole                                        12/13/04
  ------------------                                        --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  John R. O'Toole, CFA
  --------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
               PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP BLEND
                    MARK W. SIKORSKI, CFA, PORTFOLIO MANAGER
                         MELLON EQUITY ASSOCIATES, LLP

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          2      $205,095,004
     other pooled investment
     vehicles:                                           1       102,350,658
     other accounts:                                    11       263,815,187


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.





  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Mellon Equity provides market-based compensation and incentives that promote individual accountability and commitment to the firm. All investment professionals receive competitive salaries supplemented by a profit-based bonus. Bonus payments may be substantial and are based on the pre-tax net income of Mellon Equity. In calculating bonus payments consideration is given to individual performance (45% of total) and contribution to the firm (40% of total), with the remaining 15% left to the discretion of the President of Mellon Equity as a subjective component. Bonuses are partially deferred with ultimate payment linked to continued employment.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Mark W. Sikorski, CFA                                  12/15/04
  ------------------------                                  --------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Mark W. Sikorski, CFA
  ---------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                       NEUBERGER BERMAN MANAGEMENT, INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
          PRINCIPAL INVESTORS FUND, INC. - PARTNERS MIDCAP VALUE FUND
                                DAVID DIDOMINICO
                        NEUBERGER BERMAN MANAGEMENT INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          8     $2,434,000,000
     other pooled investment
     vehicles:                                           0                  0
     other accounts:                                     2         37,000,000


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None - sub-advised relationship


  /s/David DiDomenico                                       12/20/2004
  -------------------                                       ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  David DiDomenico
  ----------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
          PRINCIPAL INVESTORS FUND, INC. - PARTNERS MIDCAP VALUE FUND
                               ANDREW WELLINGTON
                        NEUBERGER BERMAN MANAGEMENT INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          8     $2,434,000,000
     other pooled investment
     vehicles:                                           0                  0
     other accounts:                                     2         37,000,000

    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


5. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None - sub-advised relationship


  /s/Andrew Wellington                                      12/20/2004
  --------------------                                      ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Andrew Wellington
  -----------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                           PRINCIPAL GLOBAL INVESTORS

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                           BOND & MORTGAGE SECURITIES
                              WILLIAM C. ARMSTRONG
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4     1,126,974,179
 other pooled investment vehicles:                      3     6,008,367,995
 other accounts:                                       11       563,448,697



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       0                0
 other pooled investment vehicles:                      0                0
 other accounts:                                        1       22,503,525



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $10,001-$50,000


  /s/William C. Armstrong                                   2/22/2005
  -----------------------                                   ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  William C. Armstrong
  --------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                           BOND & MORTGAGE SECURITIES
                                TIMOTHY WARRICK
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4     1,126,974,179
 other pooled investment vehicles:                      3     6,008,367,995
 other accounts:                                       11       563,448,697



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       0                0
 other pooled investment vehicles:                      0                0
 other accounts:                                        1       22,503,525

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $10,001-$50,000


  /s/Timothy Warrick                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Timothy Warrick
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                              CAPITAL PRESERVATION
                               MICHAEL R. JOHNSON
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4       769,646,414
 other pooled investment vehicles:                      1     4,050,965,773
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Michael R. Johnson                                     2/22/2005
  ---------------------                                     ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Michael R. Johnson
  ------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/                  Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                              CAPITAL PRESERVATION
                                   TRACY REEG
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4       769,646,414
 other pooled investment vehicles:                      1     4,050,965,773
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Tracy Reeg                                             2/22/2005
  -------------                                             ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Tracy Reeg
  ----------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                              CAPITAL PRESERVATION
                                ALICE ROBERTSON
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4       769,646,414
 other pooled investment vehicles:                      1     4,050,965,773
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Alice Robertson                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Alice Robertson
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                             GOVERNMENT SECURITIES
                                 MARK KARSTROM
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       3       448,421,170
 other pooled investment vehicles:                      1     1,099,704,054
 other accounts:                                        1        44,477,279



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Mark Karstrom                                          2/22/2005
  ----------------                                          ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Mark Karstrom
  -------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                             GOVERNMENT SECURITIES
                               MARTIN J. SCHAFER
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4     1,045,806,140
 other pooled investment vehicles:                      3     1,428,853,921
 other accounts:                                        3       292,479,793



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Martin J. Schafer                                      2/22/2005
  --------------------                                      ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Martin J. Schafer
  -----------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                           HIGH QUALITY INTERMEDIATE
                              WILLIAM C. ARMSTRONG
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4     1,126,974,179
 other pooled investment vehicles:                      3     6,008,367,995
 other accounts:                                       11       563,448,697



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       0                0
 other pooled investment vehicles:                      0                0
 other accounts:                                        1       22,503,525

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/William C. Armstrong                                   2/22/2005
  -----------------------                                   ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  William C. Armstrong
  --------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                           HIGH QUALITY INTERMEDIATE
                                TIMOTHY WARRICK
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4     1,126,974,179
 other pooled investment vehicles:                      3     6,008,367,995
 other accounts:                                       11       563,448,697



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       0                0
 other pooled investment vehicles:                      0                0
 other accounts:                                        1       22,503,525



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Timothy Warrick                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Timothy Warrick
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                          HIGH QUALITY LONG-TERM BOND
                               MARTIN J. SCHAFER
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4     1,045,806,140
 other pooled investment vehicles:                      3     1,428,853,921
 other accounts:                                        3       292,479,793



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Martin J. Schafer                                      2/22/2005
  --------------------                                      ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Martin J. Schafer
  -----------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                          HIGH QUALITY SHORT-TERM BOND
                               MARTIN J. SCHAFER
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4     1,045,806,140
 other pooled investment vehicles:                      3     1,428,853,921
 other accounts:                                        3       292,479,793



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Martin J. Schafer                                      2/22/2005
  --------------------                                      ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Martin J. Schafer
  -----------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                         INTERNATIONAL EMERGING MARKETS
                              MICHAEL A. MARUSIAK
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       3      115,705,180
 other pooled investment vehicles:                      1      263,806,591
 other accounts:                                        7      267,535,645



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $10,001-$50,000


  /s/Michael A. Marusiak                                    2/22/2005
  ----------------------                                    ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Michael A. Marusiak
  -------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                         INTERNATIONAL EMERGING MARKETS
                               MICHAEL L. REYNAL
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       3      115,705,180
 other pooled investment vehicles:                      1      263,806,591
 other accounts:                                        7      267,535,645



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $10,001-$50,000


  /s/Michael L. Reynal                                      2/22/2005
  --------------------                                      ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Michael L. Reynal
  -----------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                INTERNATIONAL I
                              PAUL H. BLANKENHAGEN
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4       478,299,205
 other pooled investment vehicles:                      1     1,611,134,574
 other accounts:                                        3        62,839,026



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Paul H. Blankenhagen                                   2/22/2005
  -----------------------                                   ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Paul H. Blankenhagen
  --------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                INTERNATIONAL I
                                  JULIET COHN
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       9      529,880,450
 other pooled investment vehicles:                      0                0
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Juliet Cohn                                            2/22/2005
  --------------                                            ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Juliet Cohn
  -----------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                INTERNATIONAL II
                                  STEVE LARSON
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       1      385,182,637
 other pooled investment vehicles:                      0                0
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Steve Larson                                           2/22/2005
  ---------------                                           ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Steve Larson
  ------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                INTERNATIONAL II
                                 MUSTAFA SAGUN
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       2      263,070,045
 other pooled investment vehicles:                      2       44,735,387
 other accounts:                                       12      309,477,226



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Mustafa Sagun                                          2/22/2005
  ----------------                                          ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Mustafa Sagun
  -------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                             LARGE CAP BLEND FUND I
                                 MUSTAFA SAGUN
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       2      263,070,045
 other pooled investment vehicles:                      2       44,735,387
 other accounts:                                       12      309,477,226



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Mustafa Sagun                                          2/22/2005
  ----------------                                          ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Mustafa Sagun
  -------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                             LARGE CAP BLEND FUND I
                                 JEFF SCHWARTE
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).



1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       5      816,682,816
 other pooled investment vehicles:                      4      658,299,938
 other accounts:                                        5      160,880,453



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Jeff Schwarte                                          2/22/2005
  ----------------                                          ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Jeff Schwarte
  -------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                LARGE CAP GROWTH
                                    PAUL DOW
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       3      562,579,970
 other pooled investment vehicles:                      2      633,384,925
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.





  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.





  /s/Paul Dow                                               2/22/2005
  -----------                                               ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Paul Dow
  --------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                LARGE CAP GROWTH
                                 JEFF SCHWARTE
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       5      816,682,816
 other pooled investment vehicles:                      4      658,299,938
 other accounts:                                        5      160,880,453



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Jeff Schwarte                                          2/22/2005
  ----------------                                          ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Jeff Schwarte
  -------------
  Printed Name of person signing)

  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                            LARGE CAP S&P 500 INDEX
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,108,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                LARGE CAP VALUE
                                 JOHN PIHLBLAD
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       3      709,488,451
 other pooled investment vehicles:                      2      485,779,878
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/John Pihlblad                                          2/22/2005
  ----------------                                          ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  John Pihlblad
  -------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                 MID CAP BLEND
                                K. WILLIAM NOLIN
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       3       979,481,897
 other pooled investment vehicles:                      1     1,269,298,391
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/K. William Nolin                                       2/22/2005
  -------------------                                       ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  K. William Nolin
  ----------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                 MID CAP GROWTH
                                  MARK MCGREW
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       1       21,623,327
 other pooled investment vehicles:                      1      178,746,761
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Mark McGrew                                            2/22/2005
  --------------                                            ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Mark McGrew
  -----------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                             MID CAP S&P 400 INDEX
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.





  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                 MID CAP VALUE
                              CATHERINE A. ZAHARIS
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       1       80,206,045
 other pooled investment vehicles:                      1      863,477,351
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Catherine A. Zaharis                                   2/22/2005
  -----------------------                                   ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Catherine A. Zaharis
  --------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                  MONEY MARKET
                               MICHAEL R. JOHNSON
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4       769,646,414
 other pooled investment vehicles:                      1     4,050,965,773
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Michael R. Johnson                                     2/22/2005
  ---------------------                                     ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Michael R. Johnson
  ------------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                  MONEY MARKET
                                   TRACY REEG
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4       769,646,414
 other pooled investment vehicles:                      1     4,050,965,773
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Tracy Reeg                                             2/22/2005
  -------------                                             ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Tracy Reeg
  ----------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                  MONEY MARKET
                                ALICE ROBERTSON
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       4       769,646,414
 other pooled investment vehicles:                      1     4,050,965,773
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Alice Robertson                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Alice Robertson
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                            PRINCIPAL LIFETIME 2010
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                            PRINCIPAL LIFETIME 2020
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                            PRINCIPAL LIFETIME 2030
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $1-$10,000


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                            PRINCIPAL LIFETIME 2040
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $1-$10,000


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                            PRINCIPAL LIFETIME 2050
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                      PRINCIPAL LIFETIME STRATEGIC INCOME
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $1-$10,000


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                SMALL CAP BLEND
                                 MUSTAFA SAGUN
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       2      263,070,045
 other pooled investment vehicles:                      2       44,735,387
 other accounts:                                       12      309,477,226



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Mustafa Sagun                                          2/22/2005
  ----------------                                          ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Mustafa Sagun
  -------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                SMALL CAP BLEND
                                  TODD SANDERS
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       3       283,182,270
 other pooled investment vehicles:                      2     1,758,240,951
 other accounts:                                        0                 0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Todd Sanders                                           2/22/2005
  ---------------                                           ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Todd Sanders
  ------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                SMALLCAP GROWTH
                               CHRIS D. GUINTHER
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       1       26,315,103
 other pooled investment vehicles:                      1      391,480,763
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Chris D. Guinther                                      2/22/2005
  --------------------                                      ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Chris D. Guinther
  -----------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------

  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                            SMALL CAP S&P 600 INDEX
                                DIRK LASCHANZKY
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       8     1,144,109,466
 other pooled investment vehicles:                      3     6,534,277,617
 other accounts:                                        4       601,927,817



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the

  Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  $10,001-$50,000


  /s/Dirk Laschanzky                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Dirk Laschanzky
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                                SMALL CAP VALUE
                                THOMAS MORABITO
                           PRINCIPAL GLOBAL INVESTORS

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:                       1       59,781,710
 other pooled investment vehicles:                      1      232,518,706
 other accounts:                                        0                0



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                      NUMBER OF ACCOUNTS       TOTAL ASSETS
 registered investment companies:
 other pooled investment vehicles:
 other accounts:

  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.





3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/Thomas Morabito                                        2/22/2005
  ------------------                                        ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Thomas Morabito
  ---------------
  Printed Name of person signing)


  Portfolio Manager
  -----------------
  Title of person signing)

  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                        PRINCIPAL REAL ESTATE INVESTORS
                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                             REAL ESTATE SECURITIES
                                   KELLY RUSH

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          3      626,253,384
     other pooled investment
     vehicles:                                           3        3,506,660
     other accounts:                                    13       62,178,948



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     1       17,611,582



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


  None


  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None


  /s/
  ---
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  /s/
  ---
  Printed Name of person signing)


  /s/
  ---
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/
  ----------------------------------------

                           SPECTRUM ASSET MANAGEMENT

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                              PREFERRED SECURITIES
                               L. PHILLIP JACOBY
                           SPECTRUM ASSET MANAGEMENT

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         13     8,357,579,254
     other pooled investment
     vehicles:                                           7     1,259,284,518
     other accounts:                                    39     1,716,950,676



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:
     other pooled investment
     vehicles:
     other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  None

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/L. Phillip Jacoby
  --------------------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  L. Phillip Jacoby
  -----------------
  Printed Name of person signing)



  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                              PREFERRED SECURITIES
                               BERNARD M. SUSSMAN
                           SPECTRUM ASSET MANAGEMENT

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         13     8,357,579,254
     other pooled investment
     vehicles:                                           7     1,259,284,518
     other accounts:                                    39     1,716,950,676



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:
     other pooled investment
     vehicles:
     other accounts:



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  None

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.




3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Bernard M. Sussman
  ---------------------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Bernard M. Sussman
  ------------------
  Printed Name of person signing)



  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                         T. ROWE PRICE ASSOCIATES, INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
          PRINCIPAL INVESTORS FUND, INC.-PARTNERS LARGECAP BLEND FUND
                              WILLIAM J. STROMBERG
                         T. ROWE PRICE ASSOCIATES, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          1    $   85.3million
     other pooled investment
     vehicles:                                           1        99.9million
     other accounts:                                    10     2,849.9million



    Please note the information above does not include any of the funds for which T. Rowe Price serves as subadviser for Principal Management Corporation. The assets above have not yet been reconciled, and therefore, are subject to change.


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other account(s) included in response to this question. Please see the attached Equity Trade Allocation Guidelines for more information.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

  Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

  Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

  Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

  All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/ hospital reimbursement benefits.

  This compensation structure is used for all portfolios managed by the portfolio manager.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Darrell N. Braman                                      12/21/2004
  --------------------                                      ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Darrell N. Braman
  -----------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
          PRINCIPAL INVESTORS FUND, INC.-PARTNERS LARGECAP BLEND FUND
                               RICHARD T. WHITNEY
                         T. ROWE PRICE ASSOCIATES, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          1    $   85.3million
     other pooled investment
     vehicles:                                           1        99.9million
     other accounts:                                    10     2,849.9million



    Please note the information above does not include any of the funds for which T. Rowe Price serves as subadviser for Principal Management Corporation. The assets above have not yet been reconciled, and therefore, are subject to change.


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other account(s) included in response to this question. Please see the attached Equity Trade Allocation Guidelines for more information.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

  Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

  Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

  Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

  All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/ hospital reimbursement benefits.

  This compensation structure is used for all portfolios managed by the portfolio manager.

6. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Darrell N. Braman                                      12/21/2004
  --------------------                                      ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Darrell N. Braman
  -----------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
          PRINCIPAL INVESTORS FUND, INC.-PARTNERS LARGECAP BLEND FUND
                           M. CHRISTINE WOJCIECHOWSKI
                         T. ROWE PRICE ASSOCIATES, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          1    $   85.3million
     other pooled investment
     vehicles:                                           1    $   99.9million
     other accounts:                                    10    $2,849.9million



    Please note the information above does not include any of the funds for which T. Rowe Price serves as subadviser for Principal Management Corporation. The assets above have not yet been reconciled, and therefore, are subject to change.


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other account(s) included in response to this question. Please see the attached Equity Trade Allocation Guidelines for more information.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

  Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

  Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

  Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

  All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/ hospital reimbursement benefits.

  This compensation structure is used for all portfolios managed by the portfolio manager.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Darrell N. Braman                                      12/21/2004
  --------------------                                      ----------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Darrell N. Braman
  -----------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
        PRINCIPAL INVESTORS FUND, INC. - PARTNERS LARGECAP GROWTH FUND I
                                ROBERT W. SHARPS
                         T. ROWE PRICE ASSOCIATES, INC.

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of 10/31/2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          1     $ 39.9million
     other pooled investment
     vehicles:                                           1       67.3million
     other accounts:                                     3      666.5million



  Please note the information above does not include any of the funds for which
  T. Rowe Price serves as subadviser for Principal Management Corporation. The assets above have not yet been reconciled, and therefore, are subject to change.

  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0           0
     other pooled investment
     vehicles:                                           0           0
     other accounts:                                     0           0



  A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other account(s) included in response to this question. Please see the attached Equity Trade Allocation Guidelines for more information.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

  Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

  Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

  Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

  Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

  All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/ hospital reimbursement benefits.

  This compensation structure is used for all portfolios managed by the portfolio manager.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Darrell N. Braman                                      1/11/2005
  --------------------                                      ---------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Darrell N. Braman
  -----------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                        TURNER INVESTMENT PARTNERS, INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                     PRINCIPAL PARTNERS MIDCAP GROWTH FUND
                           TURNER MID CAP GROWTH TEAM

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Turner uses a team approach to manage each Fund. The Turner Mid Cap Growth Team is comprised of Christopher McHugh (lead manager), William C. McVail and Robert
E. Turner (co-managers). Each portfolio manager has decision-making authority with respect to the daily buy and sell decisions of the Fund's portfolio, with the lead portfolio manager as the final authority.


Please provide the following information as of October 31, 2004* (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

* The account information below represents assets as of September 30, 2004.


Christopher McHugh (lead manager)
---------------------------------

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         19     2,067,467,486
     other pooled investment
     vehicles:                                           3         2,086,707
     other accounts:                                    59     3,372,558,591



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     1       34,898,250



William C. McVail (co-manager)
------------------------------

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         17     2,407,066,101
     other pooled investment
     vehicles:                                           2           466,246
     other accounts:                                    75     3,455,401,608



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0                0
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     1       34,898,250

Robert E. Turner (co-manager)

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          27    3,999,785,655
     other pooled investment
     vehicles:                                            3        2,086,707
     other accounts:                                    106    4,423,017,046



  For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          1      768,178,128
     other pooled investment
     vehicles:                                           0                0
     other accounts:                                     1        7,482,650



A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.


As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.


2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.


The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


NONE

  /s/Calvin Fisher                                          January 7, 2005
  ----------------                                          ---------------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Calvin Fisher
  -------------
  Printed Name of person signing)


  Manager, Mutual Funds Administration
  ------------------------------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                  UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
            PRINCIPAL INVESTORS FUND, PARTNERS LARGECAP VALUE FUND I
                                  JOHN LEONARD
                                  THOMAS COLE
                                 THOMAS DIGENAN
                  UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
                                OCTOBER 31, 2004

Please note that John Leonard, Thomas Cole and Thomas Digenan, the portfolio managers for the Fund, have access to additional equity analysts.


Question #1


The portfolio managers manage 112 North American Equity accounts utilizing a model portfolio approach for each strategy included in the 112. The number of strategies under management may change from time to time, and there are currently less than 10.


The breakout of these accounts by account type is as follows:

.. 21 registered mutual funds, 6 of which are subadvised and in 1 of those 6 we are a manager of among other managers. The approximate total assets are $
  10.293 billion
.. 10 unregistered commingled funds. The approximate assets are $ 2.1 billion .. 59 separate accounts. The total approximate assets are $ 8.559 billion
.. The portfolio managers' Large Cap Value model is also available on wrap platforms.

The portfolio management team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio are small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.


Question #2


The portfolio managers receive a base salary and incentive compensation based on their personal performance.


Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

.. Competitive salary, benchmarked to maintain competitive compensation opportunities.
.. Annual bonus, tied to individual contributions and investment performance. .. UBS equity awards, promoting company-wide success and employee retention. .. Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.


Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.


Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors, which are used by the portfolio management teams to construct client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.


UBS AG equity. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.


Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.


Partnership Incentive Program (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.


Question #3


The portfolio managers own shares of UBS registered mutual funds. As those funds are not the registrant at issue here, they are not required to disclose the amount invested.


  /s/Rachel M. Wood                                         1/7/05
  -----------------                                         ------
  Rachel M. Wood                                            Date


  Associate Director
  ------------------

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
           PRINCIPAL INVESTORS FUND, PARTNERS SMALLCAP GROWTH FUND II
                        PRINCIPAL SMALL CAP GROWTH FUND
                                  PAUL GRAHAM
                                DAVID N. WABNIK
                  UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
                                OCTOBER 31, 2004

Please note that both Paul Graham and David Wabnik have access to additional equity analysts. An organizational chart is available upon request.


Question #1


They manage 14 Small Cap Growth accounts and 1 SMID Cap Growth account.


The breakout of the Growth Accounts by account type is as follows:

.. 7 registered mutual funds, 6 of which are sub-advised and in all but 1 of the 6 we are a manager among other managers. The approximate total assets are $755 million.
.. 2 unregistered commingled funds. The approximate assets are $ 480 million.
.. 6 separate accounts. The total approximate assets are $ 319 million.
.. The portfolio managers' Small Cap Growth model is also available on 6 wrap platforms.

Of the 14 Small Cap Growth accounts, 13 are managed to the same model. The portfolio management team manages the model. The account that does not follow the model excludes one asset class. There are no perceived conflicts between accounts and dispersion between accounts is small due to the use of the model. The model may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

Question #2


The portfolio managers receive a base salary and incentive compensation based on their personal performance.


Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the Interests of our clients. Overall compensation can be grouped into four categories:

.. Competitive salary, benchmarked to maintain competitive compensation opportunities.
.. Annual bonus, tied to individual contributions and investment performance. .. UBS equity awards, promoting company-wide success and employee retention. .. Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.


Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.


Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors, which are used by the portfolio management teams to construct client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.


UBS AG equity. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.


Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.


Partnership Incentive Program (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.


Question #3


The portfolio managers own shares of the UBS registered mutual fund. As that fund is not the registrant at issue here, they are not required to disclose the amount invested.


  /s/Rachel M. Wood                                         1/7/05
  -----------------                                         ------
  Rachel M. Wood                                            Date


  Associate Director
  ------------------

                       WELILNGTON MANAGEMENT COMPANY, LLP

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                       PIF PARTNERS LARGE CAP BLEND FUND
                                 MAYA K. BITTAR
                       WELLINGTON MANAGEMENT COMPANY, LLP

QUESTION: For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


RESPONSE: Please see attached Appendix A.


QUESTION: Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         17        $5,109.7
     other pooled investment
     vehicles:                                          14           988.2
     other accounts:                                    34         2,736.7


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0              0
     other pooled investment
     vehicles:                                           0              0
     other accounts:                                     4         $333.3



  QUESTION: A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

  RESPONSE: Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each portfolio, including the Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

  Wellington Management's goal is to provide high quality investment services to all of its clients, while meeting our fiduciary obligation to treat all clients fairly. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's overall book of business.

2. QUESTION: Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  RESPONSE: Each Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in a Management Agreement dated July 2, 2003 between Wellington Management and Principal Management Corporation with respect to the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Funds.

  Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of its investment professionals primarily responsible for the day-to-day management of each Fund ("Investment Professionals") includes a base salary and incentive components. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to a Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures to other portfolios managed by these Investment Professionals, including portfolios with performance fees. The performance-based incentive compensation component across all portfolios managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to receive certain pension benefits as a partner of the firm.

  Wellington Management's inventive payments to its Investment Professionals are based on comparisons of each Investment Professional's performance relative to the following benchmark and/or relevant peer group:

  FUND                                     INCENTIVE BENCHMARK(S) / PEER GROUPS*
  ----                                     -------------------------------------

  PIF Principal Large Cap Blend Fund       S&P 500
  Principal Partners Blue Chip Fund        S&P 500

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Sean P. Kelly                                           1/17/05
  ----------------                                           -------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Sean P. Kelly
  -------------

  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                                   APPENDIX A
                      DISCLOSURE REGARDING FUND MANAGEMENT

The following people are primarily responsible for the management of the Fund:


  MATTHEW E. MEGARGEL, CFA. Mr. Megargel serves as the portfolio manager of the Fund. He is a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

  MAYA K. BITTAR, CFA. Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management (1993-1998). Ms. Bittar received her MBA and MS (1991) along with her BBA (1985) from the University of Wisconsin-Madison.

  JEFFREY L. KRIPKE. Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management (1999-2001), Chase Asset Management (1998-1999) and Morgan Stanley Asset Management (1997-1998). Mr. Kripke received his MBA in Finance from Columbia University Graduate School of Business (1995) and his BA in Economics from Tufts University (1989).

  MICHAEL D. RODIER. Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier received a BS in Journalism from Suffolk University (1984).

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                       PIF PARTNERS LARGE CAP BLEND FUND
                               JEFFREY L. KRIPKE
                       WELLINGTON MANAGEMENT COMPANY, LLP

QUESTION: For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


RESPONSE: Please see attached Appendix A.


QUESTION: Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         17        $5,109.7
     other pooled investment
     vehicles:                                          14           988.2
     other accounts:                                    41         2,734.9


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0              0
     other pooled investment
     vehicles:                                           0              0
     other accounts:                                     4         $333.3



  QUESTION: A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

  RESPONSE: Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each portfolio, including the Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

  Wellington Management's goal is to provide high quality investment services to all of its clients, while meeting our fiduciary obligation to treat all clients fairly. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's overall book of business.

2. QUESTION: Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  RESPONSE: Each Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in a Management Agreement dated July 2, 2003 between Wellington Management and Principal Management Corporation with respect to the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Funds.

  Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of its investment professionals primarily responsible for the day-to-day management of each Fund ("Investment Professionals") includes a base salary and incentive components. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to a Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures to other portfolios managed by these Investment Professionals, including portfolios with performance fees. The performance-based incentive compensation component across all portfolios managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to receive certain pension benefits as a partner of the firm.

  Wellington Management's inventive payments to its Investment Professionals are based on comparisons of each Investment Professional's performance relative to the following benchmark and/or relevant peer group:

  FUND                                     INCENTIVE BENCHMARK(S) / PEER GROUPS*
  ----                                     -------------------------------------

  PIF Principal Large Cap Blend Fund       S&P 500
  Principal Partners Blue Chip Fund        S&P 500

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Sean P. Kelly                                          1/17/05
  ----------------                                          -------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Sean P. Kelly
  -------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                                   APPENDIX A
                      DISCLOSURE REGARDING FUND MANAGEMENT

  The following people are primarily responsible for the management of the Fund:

  MATTHEW E. MEGARGEL, CFA. Mr. Megargel serves as the portfolio manager of the Fund. He is a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

  MAYA K. BITTAR, CFA. Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management (1993-1998). Ms. Bittar received her MBA and MS (1991) along with her BBA (1985) from the University of Wisconsin-Madison.

  JEFFREY L. KRIPKE. Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management (1999-2001), Chase Asset Management (1998-1999) and Morgan Stanley Asset Management (1997-1998). Mr. Kripke received his MBA in Finance from Columbia University Graduate School of Business (1995) and his BA in Economics from Tufts University (1989).

  MICHAEL D. RODIER. Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier received a BS in Journalism from Suffolk University (1984).

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                       PIF PARTNERS LARGE CAP BLEND FUND
                              MATTHEW E. MEGARGEL

                       WELLINGTON MANAGEMENT COMPANY, LLP

QUESTION: For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


RESPONSE: Please see attached Appendix A.


QUESTION: Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                         19        $5,179.8
     other pooled investment
     vehicles:                                          14           988.2
     other accounts:                                    33         2,736.4


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0              0
     other pooled investment
     vehicles:                                           0              0
     other accounts:                                     4         $333.3



  QUESTION: A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other Accounts managed by the Portfolio Manager.

  RESPONSE: Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each portfolio, including the Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

  Wellington Management's goal is to provide high quality investment services to all of its clients, while meeting our fiduciary obligation to treat all clients fairly. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's overall book of business.

2. QUESTION: Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  RESPONSE: Each Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in a Management Agreement dated July 2, 2003 between Wellington Management and Principal Management Corporation with respect to the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Funds.

  Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of its investment professionals primarily responsible for the day-to-day management of each Fund ("Investment Professionals") includes a base salary and incentive components. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to a Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures to other portfolios managed by these Investment Professionals, including portfolios with performance fees. The performance-based incentive compensation component across all portfolios managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to receive certain pension benefits as a partner of the firm.

  Wellington Management's inventive payments to its Investment Professionals are based on comparisons of each Investment Professional's performance relative to the following benchmark and/or relevant peer group:

  FUND                                     INCENTIVE BENCHMARK(S) / PEER GROUPS*
  ----                                     -------------------------------------

  PIF Principal Large Cap Blend Fund       S&P 500
  Principal Partners Blue Chip Fund        S&P 500

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Sean P. Kelly                                          1/17/05
  ----------------                                          -------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Sean P. Kelly
  -------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                                   APPENDIX A
                      DISCLOSURE REGARDING FUND MANAGEMENT

  The following people are primarily responsible for the management of the Fund:

  MATTHEW E. MEGARGEL, CFA. Mr. Megargel serves as the portfolio manager of the Fund. He is a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

  MAYA K. BITTAR, CFA. Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management (1993-1998). Ms. Bittar received her MBA and MS (1991) along with her BBA (1985) from the University of Wisconsin-Madison.

  JEFFREY L. KRIPKE. Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management (1999-2001), Chase Asset Management (1998-1999) and Morgan Stanley Asset Management (1997-1998). Mr. Kripke received his MBA in Finance from Columbia University Graduate School of Business (1995) and his BA in Economics from Tufts University (1989).

  MICHAEL D. RODIER. Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier received a BS in Journalism from Suffolk University (1984).

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE
                       PIF PARTNERS LARGE CAP BLEND FUND
                               MICHAEL D. RODIER
                       WELLINGTON MANAGEMENT COMPANY, LLP

QUESTION: For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


RESPONSE: Please see attached Appendix A.


QUESTION: Please provide the following information as of October 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

  . the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          7        $2,076.6
     other pooled investment
     vehicles:                                          11           903.8
     other accounts:                                    84         3,762.7


    For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                       NUMBER OF ACCOUNTS       TOTAL ASSETS
     registered investment
     companies:                                          0              0
     other pooled investment
     vehicles:                                           0              0
     other accounts:                                     4         $333.3

  QUESTION: A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

  FOR EXAMPLE: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

  RESPONSE: Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each portfolio, including the Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

  Wellington Management's goal is to provide high quality investment services to all of its clients, while meeting our fiduciary obligation to treat all clients fairly. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's overall book of business.

2. QUESTION: Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


  RESPONSE: Each Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in a Management Agreement dated July 2, 2003 between Wellington Management and Principal Management Corporation with respect to the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Funds.

  Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of its investment professionals primarily responsible for the day-to-day management of each Fund ("Investment Professionals") includes a base salary and incentive components. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to a Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures to other portfolios managed by these Investment Professionals, including portfolios with performance fees. The performance-based incentive compensation component across all portfolios managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to receive certain pension benefits as a partner of the firm.

  Wellington Management's inventive payments to its Investment Professionals are based on comparisons of each Investment Professional's performance relative to the following benchmark and/or relevant peer group:

  FUND                                     INCENTIVE BENCHMARK(S) / PEER GROUPS*
  ----                                     -------------------------------------

  PIF Principal Large Cap Blend Fund       S&P 500
  Principal Partners Blue Chip Fund        S&P 500

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
  $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


  None

  /s/Sean P. Kelly                                          1/17/05
  ----------------                                          -------
  Signature of person authorized to sign on behalf of the Sub-Advisor) (Date)


  Sean P. Kelly
  -------------
  Printed Name of person signing)


  Vice President
  --------------
  Title of person signing)


  INTERNAL USE: REVIEWER'S SIGNATURE): /s/Amy B. McCann

                                   APPENDIX A
                      DISCLOSURE REGARDING FUND MANAGEMENT

The following people are primarily responsible for the management of the Fund:


  MATTHEW E. MEGARGEL, CFA. Mr. Megargel serves as the portfolio manager of the Fund. He is a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

  MAYA K. BITTAR, CFA. Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management (1993-1998). Ms. Bittar received her MBA and MS (1991) along with her BBA (1985) from the University of Wisconsin-Madison.

  JEFFREY L. KRIPKE. Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management (1999-2001), Chase Asset Management (1998-1999) and Morgan Stanley Asset Management (1997-1998). Mr. Kripke received his MBA in Finance from Columbia University Graduate School of Business (1995) and his BA in Economics from Tufts University (1989).

  MICHAEL D. RODIER. Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier received a BS in Journalism from Suffolk University (1984).

PART C. OTHER INFORMATION

Item 23. Exhibits.

 (a)   (1)      a.   Articles of Amendment and Restatement (filed 4/12/96)
                b.   Articles of Amendment and Restatement (filed 9/22/00)
                c.   Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
                d.   Articles of Amendment dated 5/23/05 (filed 9/8/05)

       (2)           Articles of Amendment (filed 9/12/97)

       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)

       (4)      a.   Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.   Articles Supplementary dated 3/12/01 (filed 10/12/01)
                c.   Articles Supplementary dated 4/16/02 (filed 12/30/02)
                d.   Articles Supplementary dated 9/25/02 (filed 12/30/02)
                e.   Articles Supplementary dated 2/5/03 (filed 02/26/03)
                f.   Articles Supplementary dated 4/30/03 (filed 9/11/03)
                g.   Articles Supplementary dated 6/10/03 (filed 9/11/03)
                h.   Articles Supplementary dated 9/9/03 (filed 9/11/03)
                i.   Articles Supplementary dated 11/6/03 (filed 12/15/03)
                j.   Articles Supplementary dated 1/29/04 (filed 2/26/04)
                k.   Articles Supplementary dated 3/8/04  (filed 7/27/04)
                l.   Articles Supplementary dated 6/14/04 (filed 9/27/04)
                m.   Articles Supplementary dated 9/13/04 (filed 12/13/04)
                n.   Articles Supplementary dated 10/1/04 (filed 12/13/04)
                o.   Articles Supplementary dated 12/13/04 (filed 2/28/05)
                p.   Articles Supplementary dated 2/4/05 (filed 5/16/05)
                q.   Articles Supplementary dated 2/24/05 (filed 5/16/05)
                r.   Articles Supplementary dated 5/6/05  (filed 9/8/05)
                s.   Articles Supplementary dated 9/30/05 *

 (b)                 By-laws (filed 9/11/03)

 (c)                 N/A

 (d)   (1)      a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
                d.   Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
                e.   Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
                f.   Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
                g.   Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
                h.   Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
                i.   Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
                j.   Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
                k.   Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
                l.   Amendment to Management Agreement dated 12/13/04  (filed 2/28/05)
                m.   Amendment to Management Agreement dated 1/1/05  (filed 2/28/05)
                n.   Amendment to Management Agreement dated 9/30/05 *

       (2)      a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)

       (3)      a.   American Century Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
                d.   Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)

       (4)      a.   Bernstein Sub-Advisory Agreement (filed 12/5/00)
                b.   Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
                c.   Amendmed & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

       (5)      a.   BT Sub-Advisory Agreement (filed 9/22/00)

       (6)      a.   Federated Sub-Advisory Agreement (filed 12/5/00)
                b.   Federated Amended & Restated Sub-Advisory Agreement dated 10/31/03 (filed 12/15/03)

       (7)      a.   Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
                c.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
                d.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04  (filed 2/28/05)

       (8)      a.   Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03  (filed 7/27/04)
                c.   Amended & Restated Sub-Advisory Agreement with MSAM dated 6/30/04  (filed 2/28/05)

       (9)      a.   Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                d.   3rd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)

       (10)     a.   Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                d.   Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)

       (11)     a.   Turner Sub-Advisory Agreement (filed 12/5/00)

       (12)     a.   PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amendment to PCII Cash Management Sub-Advisory Agreement (filed 12/30/02)
                c.   Amended & Restated Cash Management Sub-Advisory Agreement dated 10/23/03 (filed 12/15/03)

       (13)     a.   Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)

       (14)     a.   Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)

       (15)     a.   Spectrum Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)

       (16)     a.   UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

       (17)     a.   Dreyfus Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed 12/15/03)
                c.   Amended Dreyfus Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (18)     a.   JP Morgan Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)

       (19)     a.   Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
                c.   Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
                d.   Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
                e.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
                f.   Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
                g.   Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
                h.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
                i.   Amended & Restated Sub-Adv Agreement with PGI dtd 8-05 **

       (20)     a.   Putnam Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Putnam (filed 9/11/03)

       (21)     a.   Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
                c.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
                d.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (22)     a.   Wellington Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Wellington (filed 9/11/03)

       (23)     a.   Fidelity Sub-Advisory Agreement (filed 2/26/04)
                b.   Fidelity Sub-Sub-Advisory Agreement dated 12/29/04  *
                c.   Amended & Restated Fidelity Sub-Advisory Agreement dated 12/29/04  (filed 2/28/05)

       (24)     a.   T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
                b.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)

       (25)     a.   Grantham, Mayo, Van Otterloo Sub-Advisory Agreement (filed 6/1/04)

       (26)     a.   Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

       (27)     a.   Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

       (28)     a.   Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

       (29)     a.   Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
                b.   Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 *

       (30)     a.   Post Advisory Group Sub-Advisory Agreement dtd 12/29/04  (filed 2/28/05)

       (31)     a.   Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 *

       (32)     a.   Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)

       (33)     a.   Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

       (34)     a.   Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 *

(e)   (1)      a.   Distribution Agreement (filed 4/12/96)
                b.   1st Amendment to the Distribution Agreement (filed 9/22/00)
                c.   Distribution Agreement (filed 9/22/00)
                d.   Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                e.   Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                f.   Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
                g.   Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
                h.   Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
                i.   Amended and Restated Distribution Agreement (filed 12/30/02)
                j.   Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
                k.   Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
                l.   Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
                m.   Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
                n.   Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
                o.   Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
                p.   Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
                q.   Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)

       (2)      a.   Selling Agreement--Advantage Classes (filed 9/11/03)
                b.   Selling Agreement--J Shares (filed 9/11/03)
                c.   Selling Agreement--Class A and Class B Shares (filed 9/8/05)

 (f)                 N/A

 (g)   (1)      a.   Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
                b.   Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
                c.   Domestic and Global Custodian Agreement with Bank of New York  *

       (2)      a.   Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
                b.   Global Funds Custodian Agreement with Chase Manhattan Bank (filed 12/5/00)

 (h)   (1)      a.   Transfer Agency Agreement for Class I shares (filed 9/22/00)
                b.   Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
                c.   Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                d.   1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                e.   Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03  (filed 2/28/05)
                f.   Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B
                        Shares dtd 12/13/04  (filed 2/28/05)

       (2)      a.   Shareholder Services Agreement (filed 12/15/00)
                b.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Shareholder Services Agreement dtd 9/13/04  (filed 2/28/05)
                e.   Amended & Restated Shareholder Services Agreement dtd 12/13/04  (filed 2/28/05)

       (3)      a.   Investment Service Agreement (filed 9/12/97)
                b.   1st Amendment to the Investment Service Agreement (filed 9/22/00)
                c.   Investment Service Agreement (filed 12/30/02)

       (4)           Accounting Services Agreement (filed 9/22/00)

       (5)      a.   Administrative Services Agreement (filed 9/22/00)
                b.   Amended Administrative Services Agreement (filed 12/30/02)
                c.   Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)

       (6)      a.   Service Agreement (filed 9/22/00)
                b.   Amended & Restated Service Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Service Agreement dtd 9/30/05 *

       (7)      a.   Service Sub-Agreement (filed 9/22/00)
                b.   Amended & Restated Service Sub-Agreement dtd 1/13/04  (filed 2/28/05)
                c.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                e.   Amended & Restated Service Sub-Agreement dtd 9/13/04  (filed 2/28/05)
                f.   Amended & Restated Service Sub-Agreement dtd 12/13/04  (filed 2/28/05)
                g.   Amended & Restated Service Sub-Agreement dtd 9/30/05 *

       (8)           Plan of Acquisition European Fund (filed 12/30/02)
       (9)           Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
      (10)           Plan of Acquisition Technology Fund (filed 12/30/02)
      (11)           Plan of Acquisition Balanced Fund (filed 9/11/03)
      (12)           Plan of Acquisition International SmallCap Fund (filed 9/11/03)
      (13)           Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
      (14)           Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)

 (i)                 Legal Opinion (filed 4/12/96)

 (j)                 Consents of Auditors*

 (k)                 Financial Statements included in this Registration Statement:
       (1)           Part A:
                          Financial Highlights for the period ended October 31,
                          2001 and each of the three years in the period ended
                          October 31, 2004 and the 6 months ended April 30, 2005.**

       (2)           Part B: None

       (3)           Annual Report to Shareholders filed under Rule N-30D-1 on
                     December 28, 2004 ***

 (l)   (1)           Initial Capital Agreement-ISP & MBS (filed 4/12/96)

       (2)           Initial Capital Agreement-IEP (filed 9/22/00)

       (3)           Initial Capital Agreement-ICP (filed 9/22/00)

       (4-38)        Initial Capital Agreement (filed 9/22/00)

       (39)          Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)

       (40-41)       Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)

       (42)          Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)

       (43)          Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)

       (44)          Initial Capital Agreement dtd 12/29/04  (filed 2/28/05)

       (45)          Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)

       (46)          Initial Capital Agreement dtd 6/28/05 *

 (m)                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05 *

       (2)           Advisors Select Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05 *

       (3)           Select Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05 *

       (4)           Class J Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                c.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                d.   Amended & Restated dtd 9/30/05 *

       (5)           Advisors Signature Plan (filed 12/13/04)
                a.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                b.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                c.   Amended & Restated dtd 9/30/05 *

       (6)           Class A Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05 *

       (7)           Class B Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05 *

 (n)                 Rule 18f-3 Plan  (filed 2/28/05)

 (p)                 Code of Ethics
       (1)           BT Funds Management (filed 9/22/00)

       (2)           Invista Capital Management (filed 9/22/00)

       (3)           Principal Capital Income Investors (filed 9/22/00)

       (4)           Principal Real Estate Investors  (filed 2/28/05)

       (5)           Turner Investment Partners  (filed 2/28/05)

       (6)           Morgan Stanley Asset Management  (filed 2/28/05)

       (7)           Neuberger Berman Management (filed 9/8/05)

       (8)           Bernstein Investment Research (filed 9/22/00)

       (9)           American Century Investment Management  (filed 2/28/05)

       (10)          Federated Investment Management (filed 9/11/03)

       (11)          Ark Asset Management  (filed 2/28/05)

       (12)          Spectrum Code of Ethics  (filed 2/28/05)

       (13)          Putnam Code of Ethics  (filed 12/15/03)

       (14)          UBS Code of Ethics  (filed 2/28/05)

       (15)          Mellon (fka Dreyfus) Code of Ethics (filed 9/8/05)

       (16)          JP Morgan Code of Ethics  (filed 2/28/05)

       (17)          Goldman Sachs Code of Ethics  (filed 9/8/05)

       (18)          Wellington Code of Ethics  (filed 2/28/05)

       (19)          Fidelity Code of Ethics (filed 9/8/05)

       (20)          Alliance Capital Management LP Code of Ethics  (filed 2/28/05)

       (21)          Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)

       (22)          Principal Global Investors Code of Ethics  (filed 2/28/05)

       (23)          Principal Management Corporation Code of Ethics  (filed 9/8/05)

       (24)          T. Rowe Price Code of Ethics  (filed 9/8/05)

       (25)          Grantham, Mayo, Van Otterloo Code of Ethics  (filed 9/8/05)

       (26)          Mazama Capital Management Code of Ethics (filed 3/16/04)

       (27)          Dimensional Fund Advisors Code of Ethics  (filed 2/28/05)

       (28)          Emerald Advisers Inc. Code of Ethics  (filed 2/28/05)

       (29)          Los Angeles Capital Management and Equity Research, Inc. Code of Ethics *

       (30)          Post Advisory Group Code of Ethics (filed 9/8/05)

       (31)          Columbus Circle Investors  (filed 2/28/05)

       (32)          Barrow Hanley Code of Ethics (filed 9/8/05)

 *    Filed herein.
 **   To be filed by amendment.
 *** Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.13% of shares outstanding of the Bond & Mortgage Securitites Fund,
               0.01% of shares outstanding of the Disciplined LargeCap Blend
               Fund,
               7.53% of shares outstanding of the Diversified International
               Fund,
               0.00% of shares outstanding of the Equity Income Fund,
               0.00% of shares outstanding of the Government & High Quality
               Bond Fund,
               0.05%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.00% of shares outstanding of the High Yield Fund, 0.09% of shares outstanding of the Inflation Protection Fund, 10.65% of shares outstanding of the International Emerging Markets Fund,
               0.00% of shares outstanding of the International Growth Fund, 9.62% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 13.51% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.24% of shares outstanding of the MidCap Growth Fund, 0.02% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 3.69% of shares outstanding of the Money Market Fund, 85.18% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.06% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               0.09% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.02% of shares outstanding of the Partners LargeCap Value
               Fund I,
               0.03% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.01% of shares outstanding of the Partners MidCap Growth Fund, 0.03% of shares outstanding of the Partners MidCap Growth Fund I, 0.01% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.04% of shares outstanding of the Partners MidCap Value Fund, 0.01% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.10% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.67% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.03% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.20% of shares outstanding of the Partners SmallCap Value Fund I,
               0.01% of shares outstanding of the Partners SmallCap Value Fund
               II,
               0.02% of shares outstanding of the Preferred Securities Fund, 0.01% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.02% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 1.80% of shares outstanding of the Short Term Bond Fund, 10.51% of shares outstanding of the SmallCap Blend Fund, 0.13% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.13% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund, 0.04% of shares outstanding of the Ultra Short Bond Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on October 18, 2005.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on October 18, 2005: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income, Equity Value, Government Securities, Growth, Diversified International , International Emerging Markets, International SmallCap, LargeCap Blend,
               LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020,
               Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

  *David J. Brown               Same              See Part B
   Senior Vice President

  *Jill R. Brown                Same              See Part B
   Vice President and
   Chief Financial Officer

   Timothy E. Dohlman           Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

  *Arthur S. Filean             Same              See Part B
   Sr. Vice President

  *Ralph C. Eucher              Same              See Part B
   President, Chief
   Executive Officer
   and Director

   Michael P. Finnegan          Same              Second Vice President -
   Senior Vice President -                        Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President and Chief
   Compliance Officer

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life Insurance
                                                  Company

   Jane E. Karli                Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

   Patrick A. Kirchner          Same              Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

   Thomas J. Loftus                               Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

   Deanna L. Mankle             Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

   Sarah J. Pitts                                 Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

  *Layne A. Rasmussen           Same              See Part B
   Controller -
   Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Vice President and
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Karen E. Shaff               Same              Senior Vice President &
   Director                                       General Counsel
                                                  Principal Life Insurance
                                                  Company

  *Jean B. Schustek             Same              See Part B
   Assistant Vice President -
   Registered Products

   Dan L. Westholm              Same              Director - Treasury
   Director - Treasury

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board &
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Equity Income Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc.,
Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Equity Income Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Assistant Director -
     The Principal                    Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer and
     The Principal                    President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean                 Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain                  Vice President -
     The Principal                    Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Loftus                 Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     David W. Miles                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington              Assistant Director -
     The Principal                    Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Operations Officer -
     The Principal                    Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek                 Vice President -
     The Principal                    Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg                  Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff                   Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger                 Assistant Director - Compliance
     The Principal
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 22nd day of November, 2005.


                                       Principal Investors Fund, Inc.
                                                  (Registrant)


                                       By   /s/ R. C. Eucher
                                          ______________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ J. B. Schustek
______________________________________
J. B. Schustek
Assistant Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      Director, President and    November 22, 2005
R. C. Eucher                       Chief Executive Officer    __________________
                                   (Principal Executive
                                   Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               November 22, 2005
L. D. Zimpleman                    Chairman of the Board      __________________


/s/ J. R. Brown
_____________________________      Vice President and         November 22, 2005
J. R. Brown                        Chief Financial Officer    __________________
                                   (Principal Accounting
                                   Officer)

   (J. E. Aschenbrenner)*
_____________________________      Director                   November 22, 2005
J. E. Aschenbrenner                                           __________________


   (E. Ballantine)*
_____________________________      Director                   November 22, 2005
E. Ballantine                                                 __________________


   (J. D. Davis)*
_____________________________      Director                   November 22, 2005
J. D. Davis                                                   __________________



   (R. W. Gilbert)*
_____________________________      Director                   November 22, 2005
R. W. Gilbert                                                 __________________


   (M. A. Grimmett)*
_____________________________      Director                   November 22, 2005
M. A. Grimmett                                                __________________

   (F. S. Hirsch)*
_____________________________      Director                   November 22, 2005
F. S. Hirsch                                                  __________________

   (W. C. Kimball)*
_____________________________      Director                   November 22, 2005
W. C. Kimball                                                 __________________


   (B. A. Lukavsky)*
_____________________________      Director                   November 22, 2005
B. A. Lukavsky                                                __________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 22nd day of November, 2005.


/s/F. S. Hirsch
____________________
F. S. Hirsch